UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street, 7th Floor	One Bush Street, Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (800) 366-7266

Date of fiscal year end: June 30
Date of reporting period: June 30, 2016

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2016

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

For the fiscal year ended June 30, 2016, the Fund had a return of 0.53%, compared to a return of 1.58% for the Fund’s benchmark index, the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index. The Fund’s underperformance relative to the benchmark index was primarily the result of investment restrictions of the Fund that do not similarly constrain the benchmark index. The Fund limits its investments in fixed-income securities to those with a maximum maturity of two years; whereas, approximately 46% of the benchmark index is represented by securities with longer maturities (between 2 to 3 years). Because short-term interest rates declined over the fiscal year, this compositional difference favored the performance of the benchmark index relative to the Fund due to more favorable returns for the longer maturity instruments available in the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed Income Fund
vs. the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index since
Commencement of Fund Operations through June 30, 2016

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is a subset of the BofA Merrill Lynch Corporate/Government Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Since
	Year	Years	Inception
SA U.S. Fixed Income Fund	0.53%	0.15%	1.24%	(a)

(a)	From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if LWI Financial Inc. (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 0.65% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of 2.32%, compared to a return of 2.36% for the Fund’s benchmark index, the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s positive gains during the period were primarily due to the Fund’s investment in fixed income securities with 2-4 year maturities.

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed Income Fund
vs. the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index
since June 30, 2006 through June 30, 2016

The Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA Global Fixed Income Fund	2.32%	1.35%	2.52%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently, Dimensional Fund Advisors LP, the Fund’s investment sub-adviser (the “Sub-Adviser”), has narrowed the target universe of U.S. common stocks to securities of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of 1.31%, compared to a return of 2.14% for the Fund’s benchmark index, the Russell 3000 Index. The Fund’s underperformance relative to the benchmark index was primarily the result of its exclusion of real estate investment trusts (“REITs”) relative to the benchmark index in a year in which REITs were strong performers. The Adviser generally excludes REITs from its equity strategies because, based on its analysis, the Adviser believes that investments in REITs constitute a separate investment strategy, where expected returns are more reflective of real estate markets than equity markets.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund
vs. the Russell 3000 Index since June 30, 2006 through June 30, 2016

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA U.S. Core Market Fund	1.31%	10.73%	6.68%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.02% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently, the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of -1.35%, compared to a return of 2.86% for the Fund’s benchmark index, the Russell 1000 Value Index. Relative to the benchmark index, the Fund’s underperformance for the fiscal year was primarily the result of strong performance of certain benchmark index sectors in which the Fund does not invest - most notably REITs and highly-regulated utilities. The Adviser generally excludes REITs from its equity strategies because, based on its analysis, the Adviser believes that investments in REITs constitute a separate investment strategy, where expected returns are more reflective of real estate markets than equity markets. The Fund also excludes highly-regulated utilities because the Adviser believes that highly-regulated utilities, in general, may be significantly more insulated from market forces while also being constrained against excess profits, and therefore, may have a lower expected return than the broader equity market. The Fund also underperformed relative to the benchmark index due to the generally weak performance of deep value securities, of which the Fund pursuant to its investment strategies, intentionally held a higher weight relative to the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
vs. the Russell 1000 Value Index since June 30, 2006 through June 30, 2016

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA U.S. Value Fund	-1.35%	10.22%	5.24%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.05% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of -5.23%, compared to a return of -6.73% for the Fund’s benchmark index, the Russell 2000 Index. The Fund’s outperformance relative to the benchmark index was primarily the result of the Fund giving a smaller weight to small, low-profitability companies than the weight given to these companies in the benchmark index. These smaller, low-profitability companies generally performed poorly during the fiscal year, generating losses in the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund
vs. the Russell 2000 Index since June 30, 2006 through June 30, 2016

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current index membership. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA U.S. Small Company Fund	-5.23%	8.85%	6.57%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.28% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of -17.66%, compared to a return of -14.35% for the Fund’s benchmark index, the MSCI World Ex. U.S. Value Index (net div.). International value stocks generally underperformed international growth stocks during the fiscal year. The Fund’s underperformance was primarily the result of the Fund’s deeper value focus relative to that of the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index (net div.) since June 30, 2006 through June 30, 2016

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 23 developed market countries other than the United States. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA International Value Fund	-17.66%	-2.03%	-0.20%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment dimensions Group Inc., which has the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small capitalization companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

For the fiscal year ended June 30, 2016, the Fund had a return of -4.81%, compared to a return of -3.35% for the Fund’s benchmark index, the MSCI World Ex. U.S. Small Cap Index (net div.). The Fund’s underperformance relative to its benchmark index was primarily the result of the Fund’s greater emphasis on smaller and microcap stocks relative to the benchmark index, as well as, the exclusion of REITs from the Fund. The Adviser generally excludes REITs from its equity strategies because, based on its analysis, the Adviser believes that investments in REITs constitute a separate investment strategy, where expected returns are more reflective of real estate markets than equity markets.

Comparison of Change in Value of a $10,000 Investment in the SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index (net div.) since June 30, 2006 through June 30, 2016

The MSCI World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 23 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Ten
	Year	Years	Years
SA International Small Company Fund	-4.81%	2.84%	3.14%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.63% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies, in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

For the fiscal year ended June 30, 2016, the Fund had a return of -12.95%, compared to a return of -14.41% for the Fund’s benchmark index, the MSCI Emerging Markets Value Index (net div.). The Fund’s outperformance relative to its benchmark index is primarily the result of the Fund’s relatively lower weight in underperforming countries such as China during the fiscal year, as well as, its underweight to the largest capitalization stocks that also underperformed compared to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index (net div.) since commencement of Fund operations through June 30, 2016

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Since
	Year	Years	Inception
SA Emerging Markets Value Fund	-12.95%	-7.23%	-0.69%	(a)

(a)       From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.73% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain REITS, companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

For the fiscal year ended June 30, 2016, the Fund had a return of 23.56%, compared to a return of 22.85% for the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The Fund’s outperformance relative to the benchmark index was primarily the result of the Fund’s investments in REITs that invest in “free-standing properties,” most notably those with triple-net-leases, which are not generally included in the benchmark index. Triple-net-lease REITs are REITs where the tenants in the properties owned by the REITs pay all expenses, including insurance, property taxes and maintenance costs in addition to their lease.

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund
vs. the Dow Jones U.S. Select REIT Index since commencement of Fund operations through June 30, 2016

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

	One	Five	Since
	Year	Years	Inception
SA Real Estate Securities Fund	23.56%	11.55%	4.29%	(a)

(a) From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2015 was 1.08% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

The Fund began investing on July 1, 2015. For the fiscal year ended June 30, 2016, the Fund had a return of -3.89%. Because the Fund invests only in Underlying SA Funds, the performance of the Fund was the result of the performance of its Underlying SA Funds. Most notably, the SA International Value Fund underperformed primarily as the result of its focus on deeper value securities in a fiscal year where growth strategies generally outperformed value strategies.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide Moderate Growth Fund
vs. the Benchmark since Commencement of Fund Operations through June 30, 2016

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 23 Emerging Markets countries. With more than 8,000 constituent securities, the index covers approximately 99% of the global equity investment opportunity set. The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. The Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 75% MSCI ACWI IMI (net div.) and 25% BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year. Investors cannot invest directly in an index. Indexes are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2016

Since
Inception
SA Worldwide Moderate Growth Fund	-3.89%	(a)

(a) From commencement of operations on July 1, 2015, not annualized.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Investment Management fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratio was 1.89% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.5%
Australia — 2.0%
Australia & New Zealand
Banking Group Ltd.,
1.875%, 10/06/17	USD	$5,000,000	$5,046,660
Commonwealth Bank of Australia,
1.125%, 3/13/17	USD	1,600,000	1,601,419
National Australia Bank Ltd.,
2.750%, 3/09/17	USD	3,880,000	3,925,563
Westpac Banking Corp.,
1.500%, 12/01/17	USD	2,000,000	2,010,212
			12,583,854
Canada — 6.5%
Bank of Montreal MTN,
1.400%, 9/11/17	USD	6,450,000	6,483,837
Bank of Nova Scotia (The),
1.250%, 4/11/17	USD	3,305,000	3,310,275
Province of Ontario Canada,
1.200%, 2/14/18	USD	2,500,000	2,513,880
Royal Bank of Canada,
1.000%, 4/27/17	USD	7,600,000	7,597,811
Royal Bank of Canada,
1.400%, 10/13/17	USD	2,000,000	2,006,422
Royal Bank of Canada,
1.500%, 1/16/18	USD	2,400,000	2,410,471
Toronto-Dominion Bank (The),
1.125%, 5/02/17	USD	8,680,000	8,688,359
Toronto-Dominion Bank (The),
1.400%, 4/30/18	USD	5,000,000	5,019,985
Toronto-Dominion Bank (The),
1.625%, 3/13/18	USD	2,125,000	2,145,351
			40,176,391
France — 0.5%
BNP Paribas SA,
1.250%, 12/12/16	USD	1,443,000	1,444,999
Societe Generale SA,
2.750%, 10/12/17	USD	1,306,000	1,327,627
			2,772,626
Germany — 0.5%
FMS Wertmanagement AoeR,
1.125%, 9/05/17	USD	3,000,000	3,013,683

Netherlands — 0.9%
Siemens
Financieringsmaatschappij NV,
1.450%, 5/25/18 ±	USD	1,000,000	1,007,967
Shell International Finance BV,
1.125%, 8/21/17	USD	4,500,000	4,514,368
			5,522,335
Supranational — 0.5%
European Investment Bank,
1.125%, 9/15/17	USD	3,000,000	3,012,762

Sweden — 2.8%
Nordea Bank AB,
3.125%, 3/20/17	USD	10,000,000	10,146,350
Nordea Bank AB,
1.250%, 4/04/17	USD	4,390,000	4,391,457
Svensk Exportkredit AB,
1.125%, 4/05/18	USD	1,500,000	1,504,782
Svenska Handelsbanken AB,
1.625%, 3/21/18	USD	1,000,000	1,006,631
			17,049,220
Switzerland — 0.5%
Credit Suisse AG,
1.375%, 5/26/17	USD	3,000,000	3,002,850

United States — 85.3%
Actavis, Inc., 1.875%, 10/01/17		2,000,000	2,010,600
Aetna, Inc., 1.700%, 6/07/18		4,300,000	4,336,550
Aflac, Inc., 2.650%, 2/15/17		4,627,000	4,678,138
American Express Co.,
7.000%, 3/19/18		2,000,000	2,185,550
American Express Credit Corp.
MTN, 1.125%, 6/05/17		3,000,000	2,999,997
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,015,345
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,526,229
Apple, Inc., 0.900%, 5/12/17		6,200,000	6,212,220
Apple, Inc., 1.000%, 5/03/18		1,000,000	1,002,733
Apple, Inc., 1.300%, 2/23/18		3,700,000	3,726,044
AT&T, Inc., 2.400%, 3/15/17		1,250,000	1,260,786
AT&T, Inc., 5.500%, 2/01/18		4,500,000	4,791,443
Bank of America Corp.,
3.875%, 3/22/17		2,500,000	2,546,355
Bank of America Corp.,
5.625%, 10/14/16		1,200,000	1,215,768
Bank of America Corp.,
5.650%, 5/01/18		2,000,000	2,144,232
Becton Dickinson & Co.,
1.750%, 11/08/16		1,500,000	1,503,572
Berkshire Hathaway Finance
Corp., 1.450%, 3/07/18		9,235,000	9,322,141
Berkshire Hathaway Finance
Corp., 1.600%, 5/15/17		2,444,000	2,464,588
Cardinal Health, Inc.,
1.700%, 3/15/18		927,000	933,636
Cardinal Health, Inc.,
1.900%, 6/15/17		1,470,000	1,480,841
Caterpillar Financial Services
Corp., 1.000%, 3/03/17		943,300	944,640
Caterpillar Financial Services
Corp., 1.500%, 2/23/18		4,000,000	4,036,892
Chevron Corp.,
1.344%, 11/09/17		17,250,000	17,326,676
Cisco Systems, Inc.,
1.400%, 2/28/18		7,685,000	7,756,486
Cisco Systems, Inc.,
1.650%, 6/15/18		3,182,000	3,224,298
Citigroup, Inc.,
1.300%, 11/15/16		1,000,000	1,000,523

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Citigroup, Inc.,
1.350%, 3/10/17	$3,500,000	$3,504,351
Coca-Cola Co. (The),
0.875%, 10/27/17	6,000,000	6,009,132
Coca-Cola European Partners US
LLC, 2.000%, 8/19/16	1,200,000	1,201,729
ConAgra Foods, Inc.,
1.900%, 1/25/18	1,000,000	1,008,289
Corning, Inc., 1.450%, 11/15/17	3,897,000	3,896,236
Corning, Inc., 1.500%, 5/08/18	1,000,000	1,000,301
Dominion Resources, Inc.,
1.950%, 8/15/16	2,492,000	2,494,460
Dover Corp., 5.450%, 3/15/18	1,500,000	1,604,522
eBay, Inc., 2.500%, 3/09/18	5,746,000	5,853,266
Ecolab, Inc., 3.000%, 12/08/16	1,200,000	1,210,423
Exxon Mobil Corp.,
1.439%, 3/01/18	9,100,000	9,182,755
Federal Home Loan Banks,
0.625%, 10/26/17	4,500,000	4,502,192
Federal Home Loan Banks,
0.750%, 8/28/17	8,000,000	8,013,760
Federal Home Loan Banks,
1.250%, 6/08/18	9,000,000	9,103,365
Federal Home Loan Mortgage
Corp., 1.000%, 7/28/17	11,000,000	11,048,257
Federal Home Loan Mortgage
Corp., 1.000%, 9/29/17	4,400,000	4,421,595
Federal Home Loan Mortgage
Corp., 1.000%, 12/15/17	9,000,000	9,049,140
Federal National Mortgage
Association, 0.875%, 10/26/17	21,000,000	21,075,873
Federal National Mortgage
Association, 0.875%, 12/20/17	975,000	978,587
Federal National Mortgage
Association, 1.000%, 9/27/17	5,500,000	5,525,861
Ford Motor Credit Co. LLC,
1.461%, 3/27/17	1,700,000	1,703,318
Ford Motor Credit Co. LLC,
2.240%, 6/15/18	1,000,000	1,010,561
Ford Motor Credit Co. LLC,
5.000%, 5/15/18	2,900,000	3,074,020
General Electric Co.,
5.250%, 12/06/17	5,000,000	5,298,300
General Electric Co.,
5.625%, 5/01/18	3,994,000	4,331,038
Goldman Sachs Group, Inc.
(The), 6.150%, 4/01/18	2,800,000	3,018,243
International Business Machines
Corp., 1.125%, 2/06/18	3,000,000	3,013,620
International Business Machines
Corp., 5.700%, 9/14/17	13,000,000	13,735,423
John Deere Capital Corp.,
1.200%, 10/10/17	5,000,000	5,020,415
JPMorgan Chase & Co.,
1.350%, 2/15/17	2,000,000	2,004,246
JPMorgan Chase & Co.,
6.000%, 1/15/18	1,700,000	1,818,504
Kraft Foods Group, Inc.,
2.250%, 6/05/17	3,431,000	3,463,248
McDonald’s Corp.,
5.300%, 3/15/17	500,000	515,000
McDonald’s Corp.,
5.800%, 10/15/17	1,000,000	1,059,650
McKesson Corp.,
1.292%, 3/10/17	2,100,000	2,104,330
Medtronic, Inc., 1.375%, 4/01/18	1,117,000	1,124,358
Merck & Co., Inc.,
1.100%, 1/31/18	1,793,000	1,800,631
Microsoft Corp.,
0.875%, 11/15/17	4,532,000	4,538,784
Mississippi Power Co.,
2.350%, 10/15/16	500,000	501,897
Morgan Stanley,
4.750%, 3/22/17	2,000,000	2,049,962
Morgan Stanley MTN,
6.250%, 8/28/17	2,000,000	2,108,784
Mylan, Inc., 1.350%, 11/29/16	4,000,000	3,995,980
National Rural Utilities
Cooperative Finance Corp.,
0.950%, 4/24/17	2,500,000	2,500,568
NetApp, Inc., 2.000%, 12/15/17	2,970,000	2,984,520
Oracle Corp., 1.200%, 10/15/17	2,000,000	2,007,464
PepsiCo, Inc., 1.250%, 8/13/17	2,500,000	2,511,905
PepsiCo, Inc., 5.000%, 6/01/18	2,000,000	2,153,662
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,006,915
Pfizer, Inc., 1.200%, 6/01/18	12,000,000	12,058,992
Philip Morris International, Inc.,
5.650%, 5/16/18	1,400,000	1,521,265
Principal Financial Group, Inc.,
1.850%, 11/15/17	2,162,000	2,174,535
Scripps Networks Interactive, Inc.,
2.700%, 12/15/16	5,000,000	5,038,275
Southern Power Co.,
1.500%, 6/01/18	3,500,000	3,519,142
Stryker Corp., 1.300%, 4/01/18	6,000,000	6,004,020
Toyota Motor Credit Corp. MTN,
1.125%, 5/16/17	3,284,000	3,289,103
United States Treasury Note,
0.750%, 10/31/17	24,000,000	24,061,416
United States Treasury Note,
0.875%, 10/15/17	34,000,000	34,138,788
United States Treasury Note,
0.875%, 11/15/17	12,000,000	12,051,564
United States Treasury Note,
0.875%, 1/15/18	2,000,000	2,009,258
United States Treasury Note,
1.000%, 12/15/17	68,000,000	68,429,012
United States Treasury Note,
2.250%, 11/30/17	24,200,000	24,775,234
United States Treasury Note,
2.625%, 1/31/18	4,000,000	4,129,140
United States Treasury Note,
2.875%, 3/31/18	10,000,000	10,396,880

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Unum Group, 7.125%, 9/30/16	$2,317,000	2,347,508
Viacom, Inc., 2.500%, 12/15/16	600,000	$602,666
Viacom, Inc., 3.500%, 4/01/17	1,000,000	1,014,401
Wachovia Corp.,
5.750%, 6/15/17	1,700,000	1,773,382
Walgreens Boots Alliance, Inc.,
1.750%, 5/30/18	2,000,000	2,016,564
Waste Management, Inc.,
2.600%, 9/01/16	500,000	501,160
Wells Fargo Bank NA,
1.650%, 1/22/18	4,000,000	4,034,956
Western Union Co. (The),
5.930%, 10/01/16	5,000,000	5,049,205
Xerox Corp., 2.950%, 3/15/17	3,900,000	3,934,449
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,026,981
		524,683,619
TOTAL BONDS AND NOTES
(Identified Cost $609,823,062)		611,817,340

SHORT-TERM INVESTMENTS — 1.4%

	SHARES	VALUE†
Investment Companies — 1.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	8,883,910	8,883,910
		8,883,911

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $8,883,911)		8,883,911

Total Investments — 100.9%
(Identified Cost $618,706,973)#		620,701,251
Liabilities, Less Cash and Other
Assets — (0.9%)		(5,587,510)
Net Assets — 100.0%		$615,113,741

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2016 amounted to $1,007,967 or 0.16% of the net assets of the Fund.
#	At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $618,706,973. Net unrealized appreciation aggregated $1,994,278 of which $2,016,338 related to appreciated investment securities and $22,060 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors
(% of portfolio market value)+ (Unaudited)

+	Excludes Short-Term Investments

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 99.0%
Australia — 9.2%
Australia & New Zealand
Banking Group Ltd.,
1.450%, 5/15/18	USD	6,500,000	$6,514,878
Australia & New Zealand
Banking Group Ltd.,
2.250%, 6/13/19	USD	3,500,000	3,576,429
Commonwealth Bank of Australia,
2.300%, 9/06/19	USD	2,350,000	2,406,250
Commonwealth Bank of Australia,
2.300%, 3/12/20@	USD	3,000,000	3,058,746
Commonwealth Bank of Australia,
2.500%, 9/20/18@	USD	16,443,000	16,837,895
National Australia Bank Ltd.,
2.300%, 7/25/18	USD	6,925,000	7,060,017
National Australia Bank Ltd.,
2.400%, 12/09/19±	USD	8,000,000	8,214,744
National Australia Bank Ltd.,
2.625%, 7/23/20@	USD	5,000,000	5,167,880
Westpac Banking Corp.,
2.250%, 1/17/19	USD	10,500,000	10,725,319
Westpac Banking Corp.,
2.600%, 11/23/20@	USD	2,300,000	2,378,812
Westpac Banking Corp.,
4.875%, 11/19/19	USD	1,500,000	1,660,292
			67,601,262
Austria — 2.9%
Oesterreichische Kontrollbank AG,
1.125%, 5/29/18	USD	10,000,000	10,041,080
Oesterreichische Kontrollbank
AG, 1.625%, 3/12/19	USD	11,000,000	11,183,722
			21,224,802
Canada — 12.7%
Bank of Nova Scotia (The),
2.050%, 10/30/18	USD	5,000,000	5,082,195
Bank of Nova Scotia (The),
2.050%, 6/05/19	USD	10,732,000	10,904,399
Bank of Nova Scotia (The),
2.350%, 10/21/20	USD	5,000,000	5,115,645
Province of Alberta Canada,
1.750%, 8/26/20@±	USD	2,000,000	2,032,510
Province of Manitoba Canada,
1.750%, 5/30/19	USD	5,000,000	5,099,245
Province of Ontario Canada,
1.200%, 2/14/18	USD	5,800,000	5,832,202
Province of Ontario Canada,
2.000%, 1/30/19	USD	2,500,000	2,559,140
Province of Ontario Canada,
4.000%, 10/07/19@	USD	7,000,000	7,624,778
Province of Quebec Canada,
3.500%, 7/29/20@	USD	10,000,000	10,852,540
Royal Bank of Canada,
2.150%, 3/15/19@	USD	5,000,000	5,110,210
Royal Bank of Canada,
2.150%, 3/06/20@	USD	5,640,000	5,740,296
Royal Bank of Canada,
2.200%, 7/27/18	USD	9,700,000	9,893,496
Toronto-Dominion Bank (The),
2.125%, 7/02/19@	USD	5,000,000	5,120,100
Toronto-Dominion Bank (The),
2.125%, 4/07/21	USD	5,000,000	5,091,840
Toronto-Dominion Bank (The),
2.250%, 11/05/19	USD	3,470,000	3,562,562
Toronto-Dominion Bank (The),
2.500%, 12/14/20	USD	1,500,000	1,552,509
Toronto-Dominion Bank (The),
2.625%, 9/10/18@	USD	1,500,000	1,543,618
			92,717,285
Denmark — 2.0%
Kommunekredit,
1.125%, 3/15/18	USD	14,658,000	14,733,899

France — 6.3%
Agence Francaise de
Developpement,
1.625%, 1/21/20@	USD	15,000,000	15,192,060
Dexia Credit Local SA,
1.875%, 1/29/20	USD	5,898,000	5,950,569
Dexia Credit Local SA,
2.250%, 1/30/19	USD	3,000,000	3,059,820
Total Capital International SA,
2.100%, 6/19/19@	USD	7,000,000	7,159,656
Total Capital International SA,
2.125%, 1/10/19	USD	8,000,000	8,170,936
Total Capital SA,
2.125%, 8/10/18	USD	5,737,000	5,854,493
Total Capital SA,
3.875%, 12/14/18	GBP	611,000	869,072
			46,256,606
Germany — 4.5%
KFW, 1.000%, 6/11/18	USD	17,500,000	17,559,255
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17	USD	1,000,000	1,001,628
Landwirtschaftliche Rentenbank,
1.875%, 9/17/18	USD	10,000,000	10,225,540
NRW Bank,
0.875%, 12/15/17	GBP	3,000,000	4,006,409
			32,792,832
Ireland — 2.6%
GE Capital International
Funding Co.,
2.342%, 11/15/20	USD	8,000,000	8,246,408
GE Capital International
Funding Co.,
2.342%, 11/15/20±	USD	10,500,000	10,823,411
			19,069,819

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Japan — 1.9%
Japan Finance Organization
for Municipalities,
2.125%, 3/06/19	USD	14,000,000	$14,234,164

Netherlands — 7.3%
Bank Nederlandse
Gemeenten NV,
1.875%, 12/07/18	GBP	7,600,000	10,394,877
Bank Nederlandse
Gemeenten NV,
1.875%, 6/11/19	USD	4,000,000	4,101,544
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
2.250%, 1/14/19	USD	2,300,000	2,345,149
Nederlandse
Waterschapsbank NV,
1.250%, 9/18/17	USD	13,000,000	13,069,654
Nederlandse
Waterschapsbank NV,
1.875%, 3/13/19@	USD	1,700,000	1,737,929
Shell International Finance BV,
1.900%, 8/10/18@	USD	2,500,000	2,543,927
Shell International Finance BV,
2.125%, 5/11/20	USD	13,495,000	13,780,973
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,237,812
			53,211,865
Norway — 2.9%
Kommunalbanken AS,
1.625%, 1/15/20@	USD	5,000,000	5,069,390
Statoil ASA,
1.950%, 11/08/18@	USD	1,500,000	1,520,904
Statoil ASA,
2.250%, 11/08/19@	USD	8,000,000	8,208,640
Statoil ASA,
3.125%, 8/17/17	USD	6,600,000	6,760,076
			21,559,010
Supranational — 5.8%
Asian Development Bank,
2.250%, 8/18/17@	USD	15,000,000	15,261,120
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	5,095,395
European Investment Bank,
1.625%, 6/15/21	USD	2,250,000	2,288,761
European Investment Bank,
1.875%, 3/15/19	USD	19,000,000	19,465,918
			42,111,194
Sweden — 9.8%
Kommuninvest I Sverige AB,
1.000%, 10/24/17	USD	15,000,000	15,043,020
Kommuninvest I Sverige AB,
2.000%, 11/12/19	USD	3,000,000	3,083,442
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,941,839
Nordea Bank AB,
1.625%, 5/15/18	USD	1,680,000	1,690,782
Nordea Bank AB,
2.375%, 4/04/19@	USD	15,000,000	15,369,885
Nordea Bank AB,
2.500%, 9/17/20±	USD	4,000,000	4,103,948
Svensk Exportkredit AB,
1.125%, 4/05/18	USD	3,000,000	3,009,564
Svensk Exportkredit AB,
1.750%, 8/28/20	USD	4,000,000	4,068,624
Svensk Exportkredit AB,
1.875%, 6/17/19	USD	1,500,000	1,535,764
Svenska Handelsbanken AB,
1.625%, 3/21/18@	USD	3,700,000	3,724,535
Svenska Handelsbanken AB,
2.250%, 6/17/19	USD	6,595,000	6,749,719
Svenska Handelsbanken AB,
5.125%, 3/30/20±	USD	5,000,000	5,603,310
Sweden Government Bond,
5.000%, 12/01/20	SEK	41,100,000	6,049,483
			71,973,915
United States — 31.1%
3M Co., 2.000%, 8/07/20	USD	2,500,000	2,570,678
Apple, Inc.,
1.550%, 2/07/20@	USD	10,000,000	10,079,390
Apple, Inc.,
2.100%, 5/06/19@	USD	11,000,000	11,324,907
Berkshire Hathaway, Inc.,
1.550%, 2/09/18	USD	5,385,000	5,448,785
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	11,500,000	11,854,119
Berkshire Hathaway, Inc.,
2.200%, 3/15/21@	USD	2,500,000	2,580,670
Chevron Corp.,
1.961%, 3/03/20	USD	6,600,000	6,687,886
Chevron Corp.,
2.193%, 11/15/19	USD	11,000,000	11,314,083
Chevron Corp.,
2.419%, 11/17/20@	USD	500,000	516,071
Chevron Corp.,
2.427%, 6/24/20@	USD	3,000,000	3,097,389
Cisco Systems, Inc.,
2.125%, 3/01/19	USD	4,000,000	4,109,840
Cisco Systems, Inc.,
2.200%, 2/28/21	USD	7,950,000	8,198,827
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	8,000,000	8,840,832
Coca-Cola Co. (The),
1.875%, 10/27/20	USD	2,000,000	2,045,350
Colgate-Palmolive Co.,
1.500%, 11/01/18	USD	6,424,000	6,515,336
Exxon Mobil Corp.,
1.819%, 3/15/19@	USD	8,300,000	8,460,771
Exxon Mobil Corp.,
1.912%, 3/06/20	USD	5,000,000	5,096,510

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Exxon Mobil Corp.,
2.222%, 3/01/21	USD	5,005,000	$5,163,749
International Business
Machines Corp.,
1.250%, 2/08/18	USD	16,000,000	16,102,912
International Business
Machines Corp.,
2.250%, 2/19/21@	USD	1,382,000	1,425,992
Johnson & Johnson,
1.650%, 12/05/18	USD	4,000,000	4,075,864
Merck & Co., Inc.,
1.850%, 2/10/20@	USD	15,500,000	15,832,475
Merck Sharp & Dohme Corp.,
5.000%, 6/30/19	USD	1,250,000	1,389,268
Microsoft Corp.,
1.625%, 12/06/18@	USD	16,000,000	16,284,576
Microsoft Corp., 2.000%,
11/03/20	USD	3,000,000	3,078,438
Novartis Capital Corp.,
4.400%, 4/24/20	USD	1,000,000	1,114,650
Pfizer, Inc.,
1.950%, 6/03/21@	USD	4,000,000	4,057,024
Pfizer, Inc.,
2.100%, 5/15/19@	USD	16,375,000	16,770,145
Toyota Motor Credit Corp.,
1.375%, 1/10/18@	USD	4,726,000	4,760,188
Toyota Motor Credit Corp.,
2.000%, 10/24/18@	USD	933,000	951,444
Toyota Motor Credit Corp.,
2.100%, 1/17/19@	USD	5,000,000	5,117,255
Toyota Motor Credit Corp.,
2.125%, 7/18/19@	USD	7,000,000	7,190,372
Toyota Motor Credit Corp.,
2.150%, 3/12/20@	USD	3,000,000	3,085,329
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	4,500,000	4,614,809
Wal-Mart Stores, Inc.,
5.800%, 2/15/18	USD	7,850,000	8,469,969
			228,225,903
TOTAL BONDS AND
NOTES (Identified
Cost $717,950,318)			725,712,556

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 5.1%
Investment Companies — 0.6%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	4,322,133	4,322,133
		4,322,134
Collateral For Securities On Loan — 4.5%
State Street Navigator Securities
Lending Prime Portfolio	32,983,465	32,983,465

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $37,305,599)		37,305,599

Total Investments — 104.1%
(Identified Cost $755,255,917)#		763,018,155
Liabilities, Less Cash and Other
Assets — (4.1%)		(30,069,060)
Net Assets — 100.0%		$732,949,095

†	See Note 1.
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $49,996,502.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2016 amounted to $30,777,923 or 4.20% of the net assets of the Fund.

#

At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $755,267,080. Net unrealized appreciation aggregated $7,751,075 of which $10,104,720 related to appreciated investment securities and $2,353,645 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
SEK — Swedish Krona
USD — U.S. Dollar

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

Country Weightings
(% of portfolio market value)+ (Unaudited)

       +  Excludes Short-Term Investments

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 3.2%
BE Aerospace, Inc.@	4,563	$210,697
Boeing Co. (The)	31,168	4,047,788
BWX Technologies, Inc.	5,045	180,460
Cubic Corp.	500	20,080
Curtiss-Wright Corp.	1,653	139,265
DigitalGlobe, Inc.*	1,509	32,277
Engility Holdings, Inc.*	495	10,454
Esterline Technologies Corp.*	600	37,224
General Dynamics Corp.	10,584	1,473,716
HEICO Corp.	677	45,230
HEICO Corp., Class A	1,226	65,775
Hexcel Corp.	3,100	129,084
Honeywell International, Inc.	29,098	3,384,679
Huntington Ingalls Industries, Inc.	1,972	331,355
KLX, Inc.*	1,200	37,200
L-3 Communications Holdings, Inc.	826	121,166
Lockheed Martin Corp.	13,109	3,253,261
Moog, Inc., Class A*	1,100	59,312
Northrop Grumman Corp.	8,267	1,837,589
Orbital ATK, Inc.	1,448	123,283
Raytheon Co.	9,666	1,314,093
Rockwell Collins, Inc.	5,848	497,899
Spirit Aerosystems Holdings, Inc., Class A*	5,105	219,515
Teledyne Technologies, Inc.*	800	79,240
Textron, Inc.	8,122	296,940
TransDigm Group, Inc.*	1,820	479,916
Triumph Group, Inc.@	1,120	39,760
United Technologies Corp.	26,280	2,695,014
Vectrus, Inc.*	366	10,427
		21,172,699
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	475,200
Expeditors International of Washington, Inc.@	7,407	363,239
FedEx Corp.	8,538	1,295,898
Forward Air Corp.	536	23,868
HUB Group, Inc., Class A*	982	37,679
United Parcel Service, Inc., Class B	33,744	3,634,904
XPO Logistics, Inc.@*	3,628	95,271
		5,926,059
Airlines — 0.8%
Alaska Air Group, Inc.	5,828	339,714
Allegiant Travel Co.	800	121,200
American Airlines Group, Inc.	31,460	890,633
Copa Holdings SA, Class A@	1,041	54,403
Delta Air Lines, Inc.	38,017	1,384,959
Hawaiian Holdings, Inc.*	1,682	63,849
JetBlue Airways Corp.*	10,625	175,950
Southwest Airlines Co.	30,212	1,184,612
Spirit Airlines, Inc.@*	2,600	116,662
United Continental Holdings, Inc.*	16,772	688,323
		5,020,305
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*	4,031	58,369
Autoliv, Inc.	2,700	290,115
BorgWarner, Inc.@	7,568	223,407
Cooper Tire & Rubber Co.	2,400	71,568
Dana Holding Corp.	6,712	70,879
Delphi Automotive PLC	13,800	863,880
Dorman Products, Inc.@*	1,109	63,435
Drew Industries, Inc.	900	76,356
Federal-Mogul Holdings Corp.*	1,249	10,379
Gentex Corp.@	7,900	122,055
Gentherm, Inc.*	1,000	34,250
Goodyear Tire & Rubber Co. (The)	12,112	310,794
Horizon Global Corp.*	587	6,662
Johnson Controls, Inc.	21,276	941,676
Lear Corp.	2,724	277,194
Tenneco, Inc.*	2,500	116,525
Visteon Corp.	1,205	79,301
		3,616,845
Automobiles — 0.6%
Ford Motor Co.	148,394	1,865,313
General Motors Co.	45,075	1,275,622
Harley-Davidson, Inc.@	8,822	399,637
Tesla Motors, Inc.@*	1,037	220,134
Thor Industries, Inc.	1,600	103,584
		3,864,290
Beverages — 2.8%
Boston Beer Co., Inc. (The), Class A@*	422	72,175
Brown-Forman Corp., Class A	951	102,737
Brown-Forman Corp., Class B	5,720	570,627
Coca-Cola Bottling Co.,
Consolidated@	200	29,494
Coca-Cola Co. (The)	172,150	7,803,559
Coca-Cola European Partners PLC	10,637	379,634
Constellation Brands, Inc., Class A	5,552	918,301
Dr Pepper Snapple Group, Inc.	8,222	794,492
Molson Coors Brewing Co., Class B	1,984	200,642
Monster Beverage Corp.*	2,906	467,023
PepsiCo, Inc.	67,969	7,200,636
		18,539,320
Biotechnology — 3.4%
AbbVie, Inc.	75,823	4,694,202
ACADIA Pharmaceuticals, Inc.@*	80	2,597
Alexion Pharmaceuticals, Inc.*	2,181	254,653
Alkermes PLC*	1,979	85,532
Alnylam Pharmaceuticals, Inc.@*	810	44,947
Amgen, Inc.	24,566	3,737,717
Biogen, Inc.*	10,132	2,450,120
BioMarin Pharmaceutical, Inc.*	1,913	148,831
Celgene Corp.*	27,069	2,669,815
Emergent BioSolutions, Inc.*	102	2,868
Gilead Sciences, Inc.	72,302	6,031,433
Incyte Corp.*	1,667	133,327

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Insys Therapeutics, Inc.@*	201	$2,601
Ligand Pharmaceuticals, Inc.@*	374	44,607
Medivation, Inc.*	7,582	457,195
Myriad Genetics, Inc.@*	2,380	72,828
Neurocrine Biosciences, Inc.*	1,008	45,814
Opko Health, Inc.@*	3,300	30,822
Regeneron Pharmaceuticals, Inc.*	3,000	1,047,690
Seattle Genetics, Inc.@*	1,502	60,696
United Therapeutics Corp.@*	1,803	190,974
Vertex Pharmaceuticals, Inc.*	2,300	197,846
		22,407,115
Building Products — 0.3%
A.O. Smith Corp.	2,350	207,059
Allegion PLC	4,647	322,641
Apogee Enterprises, Inc.	400	18,540
Armstrong Flooring, Inc.@*	711	12,051
Armstrong World Industries, Inc.@*	1,422	55,671
Builders FirstSource, Inc.@*	1,300	14,625
Fortune Brands Home & Security, Inc.@	3,330	193,040
Lennox International, Inc.@	1,580	225,308
Masco Corp.	11,358	351,417
Owens Corning	3,497	180,165
Simpson Manufacturing Co., Inc.	1,080	43,168
Trex Co., Inc.*	800	35,936
Universal Forest Products, Inc.	597	55,336
USG Corp.@*	2,828	76,243
		1,791,200
Capital Markets — 1.1%
Affiliated Managers Group, Inc.*	1,930	271,686
Ameriprise Financial, Inc.	6,214	558,328
Artisan Partners Asset Management, Inc., Class A@	1,440	39,859
Associated Capital Group, Inc., Class A	200	5,736
Bank of New York Mellon Corp. (The)	25,696	998,290
BGC Partners, Inc., Class A	7,600	66,196
BlackRock, Inc.	1,296	443,919
Charles Schwab Corp. (The)	25,534	646,266
E*Trade Financial Corp.*	2,435	57,198
Eaton Vance Corp.@	5,845	206,562
Evercore Partners, Inc., Class A	1,380	60,982
Federated Investors, Inc., Class B	3,536	101,766
Financial Engines, Inc.@	700	18,109
Franklin Resources, Inc.	12,000	400,440
GAMCO Investors, Inc., Class A	200	6,554
Goldman Sachs Group, Inc. (The)	3,607	535,928
Interactive Brokers Group, Inc., Class A	2,247	79,544
Invesco Ltd.	8,325	212,621
Janus Capital Group, Inc.@	4,300	59,856
Legg Mason, Inc.	1,900	56,031
LPL Financial Holdings, Inc.@	2,967	66,847
Morgan Stanley	13,696	355,822
Northern Trust Corp.	5,690	377,019
NorthStar Asset Management Group, Inc.	4,587	46,833
Raymond James Financial, Inc.	2,600	128,180
SEI Investments Co.	4,110	197,732
State Street Corp.	4,164	224,523
Stifel Financial Corp.*	1,686	53,025
T. Rowe Price Group, Inc.	10,102	737,143
TD Ameritrade Holding Corp.	7,939	226,063
Virtus Investment Partners, Inc.@	200	14,236
Waddell & Reed Financial, Inc., Class A@	3,561	61,320
WisdomTree Investments, Inc.@	5,031	49,253
		7,363,867
Chemicals — 2.5%
Air Products & Chemicals, Inc.	7,903	1,122,542
Albemarle Corp.	1,576	124,993
Ashland, Inc.	1,329	152,529
Axiall Corp.	1,512	49,306
Balchem Corp.	1,093	65,198
Cabot Corp.	1,800	82,188
Celanese Corp., Series A	4,123	269,850
CF Industries Holdings, Inc.	10,154	244,711
Chemtura Corp.*	2,756	72,703
Dow Chemical Co. (The)	35,427	1,761,076
Eastman Chemical Co.	6,348	431,029
Ecolab, Inc.	8,893	1,054,710
EI Du Pont de Nemours & Co.	28,819	1,867,471
Flotek Industries, Inc.@*	1,026	13,543
FMC Corp.	2,319	107,393
GCP Applied Technologies, Inc.*	3,212	83,641
H.B. Fuller Co.	1,077	47,377
Huntsman Corp.	6,809	91,581
Ingevity Corp.*	530	18,041
International Flavors & Fragrances, Inc.@	3,158	398,129
LyondellBasell Industries NV, Class A	19,142	1,424,548
Minerals Technologies, Inc.	1,316	74,749
Monsanto Co.	19,039	1,968,823
Mosaic Co. (The)@	6,087	159,358
NewMarket Corp.@	462	191,444
Olin Corp.	3,768	93,597
Platform Specialty Products Corp.*	1,155	10,256
PolyOne Corp.	2,800	98,672
PPG Industries, Inc.	10,610	1,105,032
Praxair, Inc.	14,061	1,580,316
RPM International, Inc.	4,928	246,154
Scotts Miracle-Gro Co. (The), Class A@	2,064	144,294
Sensient Technologies Corp.	1,000	71,040
Sherwin Williams Co. (The)	3,887	1,141,495
Tronox Ltd., Class A	771	3,400
Valspar Corp.	3,512	379,401
W.R. Grace & Co.	2,716	198,838
Westlake Chemical Corp.	1,930	82,836
		17,032,264

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks — 3.5%
Associated Banc-Corp.	4,819	$82,646
BancorpSouth, Inc.	2,260	51,279
Bank of America Corp.	107,554	1,427,242
Bank of Hawaii Corp.@	1,300	89,440
Bank of the Ozarks, Inc.@	2,453	92,037
BankUnited, Inc.	2,100	64,512
BB&T Corp.	5,093	181,362
BOK Financial Corp.@	696	43,639
Cathay General Bancorp.	2,343	66,073
CIT Group, Inc.	2,083	66,469
Citigroup, Inc.	31,708	1,344,102
Citizens Financial Group, Inc.	6,504	129,950
Columbia Banking System, Inc.	1,612	45,233
Comerica, Inc.	2,198	90,404
Commerce Bancshares, Inc.@	2,301	110,218
Community Bank System, Inc.	1,047	43,021
Cullen/Frost Bankers, Inc.@	1,300	82,849
CVB Financial Corp.@	2,712	44,450
Eagle Bancorp, Inc.*	460	22,131
East West Bancorp, Inc.	3,500	119,630
Fifth Third Bancorp.	15,216	267,649
First Citizens Bancshares, Inc., Class A	46	11,910
First Horizon National Corp.	5,445	75,032
First Niagara Financial Group, Inc.	9,560	93,114
First Republic Bank	2,906	203,391
FirstMerit Corp.	3,655	74,087
FNB Corp.	7,373	92,457
Fulton Financial Corp.	4,067	54,904
Glacier Bancorp, Inc.	1,534	40,774
Hancock Holding Co.	2,100	54,831
Hilltop Holdings, Inc.*	1,633	34,277
Home Bancshares, Inc.@	1,846	36,532
Huntington Bancshares, Inc.@	17,092	152,802
Iberiabank Corp.	891	53,219
International Bancshares Corp.	1,350	35,221
Investors Bancorp, Inc.@	5,282	58,525
JPMorgan Chase & Co.	90,436	5,619,693
KeyCorp	12,804	141,484
M&T Bank Corp.	1,885	222,864
MB Financial, Inc.	1,600	58,048
Old National Bancorp.	2,800	35,084
PacWest Bancorp@	1,900	75,582
People’s United Financial, Inc.@	6,634	97,254
Pinnacle Financial Partners, Inc.	241	11,773
PNC Financial Services Group, Inc. (The)	11,992	976,029
Popular, Inc.	2,182	63,933
Private Bancorp, Inc.	2,000	88,060
Prosperity Bancshares, Inc.	1,226	62,514
Regions Financial Corp.	16,779	142,789
Signature Bank*	1,100	137,412
South State Corp.	799	54,372
Sterling Bancorp.	2,975	46,707
SunTrust Banks, Inc.	10,649	437,461
SVB Financial Group*	1,100	104,676
Synovus Financial Corp.	3,279	95,058
TCF Financial Corp.	4,700	59,455
Texas Capital Bancshares, Inc.*	827	38,671
Trustmark Corp.	1,900	47,215
UMB Financial Corp.	900	47,889
Umpqua Holdings Corp.	3,100	47,957
United Bankshares, Inc.@	1,262	47,338
US Bancorp.	36,771	1,482,974
Valley National Bancorp@	5,707	52,048
Webster Financial Corp.	2,510	85,214
Wells Fargo & Co.	156,719	7,417,510
Westamerica Bancorp@	500	24,630
Western Alliance Bancorp*	2,242	73,201
Wintrust Financial Corp.	1,100	56,100
Zions Bancorp.	3,209	80,642
		23,567,049
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	43,776
Brady Corp., Class A	1,200	36,672
Brink’s Co. (The)	1,230	35,043
Cintas Corp.	3,947	387,319
Civeo Corp.*	3,200	5,760
Clean Harbors, Inc.*	1,735	90,411
Copart, Inc.*	4,171	204,421
Covanta Holding Corp.	3,570	58,726
Deluxe Corp.@	2,000	132,740
Essendant, Inc.	900	27,504
Healthcare Services Group, Inc.	2,053	84,953
Herman Miller, Inc.	2,059	61,544
HNI Corp.	1,066	49,558
Interface, Inc.	1,200	18,300
KAR Auction Services, Inc.	5,425	226,439
Mobile Mini, Inc.	1,083	37,515
MSA Safety, Inc.	1,100	57,783
Pitney Bowes, Inc.	9,123	162,389
R.R. Donnelley & Sons Co.@	8,595	145,427
Republic Services, Inc.	7,222	370,561
Rollins, Inc.	4,221	123,549
Steelcase, Inc., Class A	3,679	49,924
Stericycle, Inc.*	1,894	197,203
Tetra Tech, Inc.	1,092	33,574
Tyco International PLC	9,051	385,573
UniFirst Corp.	477	55,198
Waste Connections, Inc.*	3,537	254,841
Waste Management, Inc.	20,670	1,369,801
West Corp.	700	13,762
		4,720,266
Communications Equipment — 1.0%
ADTRAN, Inc.	1,300	24,245
Arista Networks, Inc.*	864	55,624
ARRIS International PLC*	3,618	75,833
Brocade Communications Systems, Inc.	11,672	107,149
Ciena Corp.*	4,911	92,081
Cisco Systems, Inc.	163,889	4,701,976
CommScope Holding Co., Inc.*	4,027	124,958
EchoStar Corp., Class A*	1,040	41,288

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
F5 Networks, Inc.*	2,800	$318,752
Finisar Corp.*	2,900	50,779
Harris Corp.	2,640	220,282
InterDigital, Inc.	1,772	98,665
Juniper Networks, Inc.	4,904	110,291
Lumentum Holdings, Inc.*	1,020	24,684
Motorola Solutions, Inc.	4,325	285,320
NetScout Systems, Inc.@*	2,150	47,838
Palo Alto Networks, Inc.@*	794	97,376
Plantronics, Inc.	1,300	57,200
Polycom, Inc.*	2,400	27,000
Ubiquiti Networks, Inc.@*	932	36,031
Viasat, Inc.@*	931	66,473
Viavi Solutions, Inc.*	5,100	33,813
		6,697,658
Computers & Peripherals — 4.1%
3D Systems Corp.@*	1,421	19,454
Apple, Inc.	244,879	23,410,432
Diebold, Inc.@	1,908	47,376
Electronics for Imaging, Inc.*	1,399	60,213
EMC Corp.	54,932	1,492,502
Hewlett Packard Enterprise Co.	41,903	765,568
HP, Inc.	59,548	747,327
Lexmark International, Inc., Class A	2,372	89,543
NCR Corp.*	4,927	136,823
NetApp, Inc.	6,135	150,860
Seagate Technology PLC@	15,309	372,927
Stratasys Ltd.@*	981	22,455
Western Digital Corp.@	6,990	330,347
		27,645,827
Construction & Engineering — 0.2%
AECOM*	3,299	104,809
Chicago Bridge & Iron Co. NV	2,347	81,276
Dycom Industries, Inc.@*	1,788	160,491
EMCOR Group, Inc.	1,700	83,742
Fluor Corp.	4,786	235,854
Granite Construction, Inc.	245	11,160
Jacobs Engineering Group, Inc.*	1,903	94,788
KBR, Inc.	2,987	39,548
MasTec, Inc.*	2,200	49,104
Primoris Services Corp.@	1,000	18,930
Quanta Services, Inc.*	3,524	81,475
Valmont Industries, Inc.	769	104,023
		1,065,200
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	113,488
Martin Marietta Materials, Inc.	687	131,904
Vulcan Materials Co.	1,884	226,758
		472,150
Consumer Finance — 0.8%
Ally Financial, Inc.*	14,704	250,997
American Express Co.	36,564	2,221,629
Capital One Financial Corp.	12,267	779,077
Credit Acceptance Corp.@*	284	52,563
Discover Financial Services	17,294	926,786
First Cash Financial Services, Inc.	800	41,064
Navient Corp.	13,453	160,763
Nelnet, Inc., Class A	156	5,421
OneMain Holdings, Inc.@*	893	20,378
PRA Group, Inc.@*	1,500	36,210
Santander Consumer USA Holdings, Inc.@*	3,992	41,237
SLM Corp.*	15,724	97,174
Synchrony Financial*	28,710	725,789
		5,359,088
Containers & Packaging — 0.6%
Aptargroup, Inc.	2,799	221,485
Avery Dennison Corp.	4,556	340,561
Ball Corp.@	6,474	468,006
Bemis Co., Inc.	3,733	192,212
Berry Plastics Group, Inc.*	4,752	184,615
Crown Holdings, Inc.*	6,068	307,466
Graphic Packaging Holding Co.	13,226	165,854
Greif, Inc., Class A	1,000	37,270
International Paper Co.	14,819	628,029
Owens-Illinois, Inc.*	6,988	125,854
Packaging Corp. of America	4,365	292,149
Sealed Air Corp.	9,671	444,576
Silgan Holdings, Inc.@	1,968	101,273
Sonoco Products Co.	3,106	154,244
WestRock Co.	3,180	123,607
		3,787,201
Distributors — 0.2%
Core-Mark Holding Co., Inc.	724	33,927
Genuine Parts Co.	5,605	567,506
LKQ Corp.*	9,191	291,355
Pool Corp.@	1,885	177,246
		1,070,034
Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	4,463	40,702
Bright Horizons Family Solutions, Inc.*	1,932	128,111
DeVry Education Group, Inc.	1,600	28,544
Graham Holdings Co., Class B	100	48,954
Grand Canyon Education, Inc.*	2,002	79,920
H&R Block, Inc.@	8,777	201,871
Houghton Mifflin Harcourt Co.*	2,049	32,026
Service Corp. International	9,025	244,036
ServiceMaster Global Holdings, Inc.*	6,209	247,118
Sotheby’s, Class A@	1,900	52,060
		1,103,342
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B*	46,646	6,753,874
CBOE Holdings, Inc.	3,888	259,019
CME Group, Inc.	2,450	238,630
FactSet Research Systems, Inc.@	1,947	314,285
FNFV Group*	2,320	26,610
Intercontinental Exchange, Inc.	1,871	478,901
Leucadia National Corp.	4,626	80,169
MarketAxess Holdings, Inc.	1,300	189,020
Moody’s Corp.	5,690	533,210

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Morningstar, Inc.	700	$57,246
MSCI, Inc., Class A	3,286	253,416
Nasdaq, Inc.	1,536	99,333
S&P Global, Inc.	12,709	1,363,167
Voya Financial, Inc.	1,793	44,395
		10,691,275
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	203,883	8,809,784
CenturyLink, Inc.	19,042	552,408
Cogent Communications Holdings, Inc.	1,228	49,194
Frontier Communications Corp.@	29,000	143,260
Level 3 Communications, Inc.*	5,476	281,959
SBA Communications Corp., Class A*	3,900	420,966
Verizon Communications, Inc.	204,502	11,419,392
Windstream Holdings, Inc.@	4,665	43,245
		21,720,208
Electric Utilities — 2.1%
Allete, Inc.	1,400	90,482
Alliant Energy Corp.	9,092	360,952
American Electric Power Co., Inc.	15,236	1,067,891
Avangrid, Inc.	1,433	66,004
Duke Energy Corp.	22,237	1,907,712
Edison International	10,408	808,389
El Paso Electric Co.	1,200	56,724
Entergy Corp.	5,223	424,891
Eversource Energy	9,311	557,729
Exelon Corp.	29,315	1,065,894
FirstEnergy Corp.	11,994	418,711
Great Plains Energy, Inc.	4,084	124,154
Hawaiian Electric Industries, Inc.	3,245	106,404
IDACORP, Inc.	1,576	128,208
ITC Holdings Corp.	5,154	241,310
MGE Energy, Inc.	573	32,383
NextEra Energy, Inc.	14,718	1,919,227
OGE Energy Corp.@	5,840	191,260
PG&E Corp.	15,376	982,834
Pinnacle West Capital Corp.	3,190	258,581
PNM Resources, Inc.	2,600	92,144
Portland General Electric Co.	2,100	92,652
PPL Corp.	20,485	773,309
Southern Co. (The)	29,370	1,575,113
Westar Energy, Inc.	4,860	272,597
Xcel Energy, Inc.	15,130	677,521
		14,293,076
Electrical Equipment — 0.6%
Acuity Brands, Inc.@	1,579	391,529
AMETEK, Inc.	7,303	337,618
Babcock & Wilcox Enterprises, Inc.*	1,486	21,829
Eaton Corp. PLC	9,600	573,408
Emerson Electric Co.	30,801	1,606,580
EnerSys	1,200	71,364
Generac Holdings, Inc.@*	3,000	104,880
Hubbell, Inc.	1,694	178,666
Regal Beloit Corp.@	967	53,233
Rockwell Automation, Inc.@	5,603	643,337
Sensata Technologies Holding NV*	5,879	205,118
SolarCity Corp.@*	600	14,358
		4,201,920
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,606	722,702
Anixter International, Inc.*	800	42,624
Arrow Electronics, Inc.*	2,885	178,582
Avnet, Inc.	3,684	149,239
Belden, Inc.	1,290	77,877
CDW Corp.	6,754	270,700
Cognex Corp.	1,853	79,864
Coherent, Inc.*	580	53,232
Corning, Inc.	11,449	234,476
Daktronics, Inc.	100	625
Dolby Laboratories, Inc., Class A@	2,200	105,270
FEI Co.	1,098	117,354
Flextronics International Ltd.*	21,283	251,140
FLIR Systems, Inc.	3,073	95,109
Ingram Micro, Inc., Class A	4,200	146,076
IPG Photonics Corp.@*	763	61,040
Itron, Inc.*	545	23,490
Jabil Circuit, Inc.@	5,400	99,738
Keysight Technologies, Inc.*	7,163	208,372
Knowles Corp.*	1,850	25,308
Littelfuse, Inc.	380	44,912
Methode Electronics, Inc.	400	13,692
National Instruments Corp.	1,558	42,689
OSI Systems, Inc.*	572	33,250
Plexus Corp.*	900	38,880
Sanmina Corp.*	900	24,129
SYNNEX Corp.	735	69,693
TE Connectivity Ltd.	10,639	607,593
Tech Data Corp.*	1,300	93,405
Trimble Navigation Ltd.*	5,941	144,723
VeriFone Systems, Inc.*	2,891	53,599
Vishay Intertechnology, Inc.@	4,130	51,171
Zebra Technologies Corp., Class A@*	674	33,767
		4,194,321
Energy Equipment & Services — 0.7%
Archrock, Inc.	1,688	15,901
Atwood Oceanics, Inc.@	1,100	13,772
Baker Hughes, Inc.	4,576	206,515
Bristow Group, Inc.@	1,083	12,357
CARBO Ceramics, Inc.@	300	3,930
Core Laboratories NV@	1,811	224,365
Diamond Offshore Drilling, Inc.	1,386	33,721
Dril-Quip, Inc.*	900	52,587
Era Group, Inc.*	400	3,760
Exterran Corp.*	844	10,845
FMC Technologies, Inc.*	8,904	237,470
Forum Energy Technologies, Inc.*	1,368	23,680
Gulfmark Offshore, Inc., Class A*	600	1,878
Halliburton Co.	13,380	605,980
Helix Energy Solutions Group, Inc.*	2,643	17,867
Helmerich & Payne, Inc.@	2,752	184,742

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Hornbeck Offshore Services, Inc.*	900	$7,506
McDermott International, Inc.*	6,400	31,616
Nabors Industries Ltd.	8,800	88,440
National Oilwell Varco, Inc.@	3,190	107,343
Noble Corp. PLC	5,783	47,652
Oceaneering International, Inc.	3,600	107,496
Oil States International, Inc.*	1,400	46,032
Pacific Drilling SA@*	2	14
Patterson-UTI Energy, Inc.@	4,300	91,676
Rowan Cos. PLC, Class A	2,805	49,536
RPC, Inc.	2,914	45,254
Schlumberger Ltd.	31,008	2,452,113
SEACOR Holdings, Inc.*	500	28,975
Superior Energy Services, Inc.	2,568	47,277
Tidewater, Inc.@	1,400	6,174
Transocean Ltd.	7,035	83,646
Unit Corp.*	1,300	20,228
US Silica Holdings, Inc.@	212	7,308
Weatherford International PLC*	7,321	40,632
		4,958,288
Food & Staples Retailing — 2.4%
Andersons, Inc. (The)	486	17,272
Casey’s General Stores, Inc.	1,701	223,699
Costco Wholesale Corp.	17,536	2,753,854
CVS Health Corp.	35,916	3,438,598
Kroger Co. (The)	43,800	1,611,402
PriceSmart, Inc.	600	56,142
Rite Aid Corp.*	44,924	336,481
Sprouts Farmers Market, Inc.@*	4,416	101,126
SUPERVALU, Inc.*	5,600	26,432
Sysco Corp.	21,676	1,099,840
United Natural Foods, Inc.*	1,400	65,520
Wal-Mart Stores, Inc.	64,795	4,731,331
Walgreens Boots Alliance, Inc.	16,911	1,408,179
Weis Markets, Inc.	600	30,330
Whole Foods Market, Inc.@	11,307	362,050
		16,262,256
Food Products — 1.6%
Archer-Daniels-Midland Co.	6,653	285,347
B&G Foods, Inc.	2,070	99,774
Bunge Ltd.	2,811	166,271
Cal-Maine Foods, Inc.@	1,089	48,265
Campbell Soup Co.	8,657	575,950
ConAgra Foods, Inc.	5,637	269,505
Darling Ingredients, Inc.*	3,337	49,721
Dean Foods Co.@	2,592	46,889
Flowers Foods, Inc.@	5,407	101,381
Fresh Del Monte Produce, Inc.@	1,100	59,873
General Mills, Inc.	25,922	1,848,757
Hain Celestial Group, Inc. (The)@*	2,595	129,101
Hershey Co. (The)	7,200	817,128
Hormel Foods Corp.@	9,190	336,354
Ingredion, Inc.	2,264	292,984
J&J Snack Foods Corp.	457	54,506
J.M. Smucker Co. (The)	2,349	358,011
Kellogg Co.	10,539	860,509
Kraft Heinz Co. (The)	9,686	857,017
Lancaster Colony Corp.	722	92,135
McCormick & Co., Inc.	4,223	450,467
Mead Johnson Nutrition Co.	6,182	561,017
Mondelez International, Inc., Class A	15,819	719,923
Pilgrim’s Pride Corp.@	1,700	43,316
Pinnacle Foods, Inc.	2,813	130,214
Post Holdings, Inc.*	943	77,977
Sanderson Farms, Inc.	839	72,691
Snyders-Lance, Inc.	1,354	45,887
Tootsie Roll Industries, Inc.@	339	13,062
TreeHouse Foods, Inc.*	1,116	114,557
Tyson Foods, Inc., Class A	7,859	524,903
WhiteWave Foods Co., Class A*	5,574	261,644
		10,365,136
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	221,461
Atmos Energy Corp.	3,300	268,356
National Fuel Gas Co.	2,000	113,760
New Jersey Resources Corp.	2,300	88,665
Northwest Natural Gas Co.	137	8,880
ONE Gas, Inc.	1,600	106,544
Piedmont Natural Gas Co., Inc.	2,300	138,276
Questar Corp.	5,200	131,924
South Jersey Industries, Inc.	1,600	50,592
Southwest Gas Corp.	1,343	105,708
Spire, Inc.	963	68,219
UGI Corp.	5,299	239,780
WGL Holdings, Inc.	1,400	99,106
		1,641,271
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	32,160	1,264,210
ABIOMED, Inc.*	957	104,590
Alere, Inc.*	2,200	91,696
Align Technology, Inc.*	2,300	185,265
Baxter International, Inc.	18,177	821,964
Becton Dickinson & Co.	4,763	807,757
Boston Scientific Corp.*	19,053	445,269
Cantel Medical Corp.	1,074	73,816
Cooper Companies, Inc. (The)@	670	114,952
CR Bard, Inc.	3,279	771,090
Dentsply Sirona, Inc.	2,725	169,059
DexCom, Inc.@*	883	70,048
Edwards Lifesciences Corp.*	6,748	672,978
Globus Medical, Inc., Class A@*	1,500	35,745
Haemonetics Corp.*	1,000	28,990
Halyard Health, Inc.*	1,856	60,357
Hill-Rom Holdings, Inc.	1,206	60,843
Hologic, Inc.*	6,826	236,180
ICU Medical, Inc.*	98	11,049
Idexx Laboratories, Inc.*	3,159	293,345
Integra LifeSciences Holdings Corp.*	800	63,824
Intuitive Surgical, Inc.*	800	529,128
LivaNova PLC*	1,115	56,006
Masimo Corp.*	1,500	78,772
Medtronic PLC	14,541	1,261,722

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Neogen Corp.*	167	$9,394
NuVasive, Inc.*	1,369	81,757
ResMed, Inc.@	4,096	258,990
SeaSpine Holdings Corp.*	266	2,788
St. Jude Medical, Inc.	10,312	804,336
STERIS PLC	1,491	102,506
Stryker Corp.	10,173	1,219,031
Teleflex, Inc.	764	135,465
Varian Medical Systems, Inc.@*	3,805	312,885
West Pharmaceutical Services, Inc.	1,773	134,535
Wright Medical Group NV@*	427	7,417
Zimmer Biomet Holdings, Inc.	2,623	315,757
		11,693,516
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.@*	916	50,746
Aetna, Inc.	10,865	1,326,942
Air Methods Corp.@*	1,200	42,996
AmerisourceBergen Corp.	3,763	298,481
AMN Healthcare Services, Inc.*	1,300	51,961
Amsurg Corp.*	1,696	131,508
Anthem, Inc.	8,358	1,097,740
Brookdale Senior Living, Inc.*	3,601	55,599
Cardinal Health, Inc.	13,412	1,046,270
Centene Corp.*	6,270	447,490
Chemed Corp.@	690	94,054
CIGNA Corp.	8,271	1,058,605
Community Health Systems, Inc.*	4,567	55,032
DaVita HealthCare Partners, Inc.*	5,848	452,167
Envision Healthcare Holdings, Inc.*	4,964	125,937
ExamWorks Group, Inc.*	300	10,455
Express Scripts Holding Co.*	21,531	1,632,050
HCA Holdings, Inc.*	10,531	810,992
Healthsouth Corp.	3,958	153,650
Henry Schein, Inc.*	2,586	457,205
Humana, Inc.	3,785	680,846
Kindred Healthcare, Inc.	1,371	15,479
Laboratory Corp. of America Holdings*	2,440	317,859
LifePoint Health, Inc.*	1,533	100,212
Magellan Health, Inc.*	708	46,565
McKesson Corp.	9,082	1,695,155
Mednax, Inc.*	2,900	210,047
Molina Healthcare, Inc.@*	1,439	71,806
Owens & Minor, Inc.@	1,695	63,359
Patterson Cos., Inc.	2,215	106,076
Premier, Inc., Class A*	455	14,879
Quest Diagnostics, Inc.	5,055	411,528
Quorum Health Corp.*	1,141	12,220
Select Medical Holdings Corp.@*	2,804	30,480
Surgical Care Affiliates, Inc.*	822	39,185
Team Health Holdings, Inc.@*	3,194	129,900
Tenet Healthcare Corp.@*	4,329	119,654
UnitedHealth Group, Inc.	37,395	5,280,174
Universal Health Services, Inc., Class B	3,403	456,342
VCA, Inc.*	2,228	150,635
WellCare Health Plans, Inc.*	1,103	118,330
		19,470,611
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	5,500	69,850
athenahealth, Inc.@*	948	130,834
Cerner Corp.@*	9,114	534,080
HMS Holdings Corp.*	549	9,668
IMS Health Holdings, Inc.@*	4,116	104,382
Veeva Systems, Inc., Class A@*	1,900	64,828
		913,642
Hotels, Restaurants & Leisure — 2.7%
Aramark	8,191	273,743
Belmond Ltd., Class A*	1,547	15,315
Bloomin’ Brands, Inc.	6,102	109,043
Bob Evans Farms, Inc.@	800	30,360
Brinker International, Inc.	2,399	109,227
Buffalo Wild Wings, Inc.@*	843	117,135
Carnival Corp.	6,911	305,466
Cheesecake Factory, Inc. (The)@	1,877	90,359
Chipotle Mexican Grill, Inc.@*	1,200	483,312
Choice Hotels International, Inc.@	1,000	47,620
Churchill Downs, Inc.	115	14,531
ClubCorp Holdings, Inc.	110	1,430
Cracker Barrel Old Country Store, Inc.@	1,060	181,758
Darden Restaurants, Inc.@	3,965	251,143
Dave & Buster’s Entertainment, Inc.@*	1,491	69,764
Diamond Resorts International, Inc.*	1,666	49,913
DineEquity, Inc.	590	50,020
Domino’s Pizza, Inc.@	1,789	235,039
Dunkin’ Brands Group, Inc.@	2,994	130,598
Fiesta Restaurant Group, Inc.*	484	10,556
Hilton Worldwide Holdings, Inc.	11,091	249,880
Hyatt Hotels Corp., Class A*	300	14,742
International Game Technology PLC@	1,437	26,929
Interval Leisure Group, Inc.	4,076	64,809
J Alexander’s Holdings, Inc.*	400	3,972
Jack in the Box, Inc.	1,189	102,159
Krispy Kreme Doughnuts, Inc.*	1,700	35,632
La Quinta Holdings, Inc.@*	615	7,011
Las Vegas Sands Corp.	18,663	811,654
Marriott International, Inc., Class A@	6,366	423,084
Marriott Vacations Worldwide Corp.@	295	20,205
McDonald’s Corp.	45,687	5,497,974
MGM Resorts International*	9,774	221,186
Norwegian Cruise Line Holdings Ltd.*	4,276	170,356
Panera Bread Co., Class A@*	1,166	247,122
Papa John’s International, Inc.@	1,461	99,348
Pinnacle Entertainment, Inc.*	112	1,241
Royal Caribbean Cruises Ltd.	3,273	219,782
SeaWorld Entertainment, Inc.@	2,000	28,660
Six Flags Entertainment Corp.	2,952	171,069
Sonic Corp.	1,700	45,985
Starbucks Corp.	70,918	4,050,836
See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Starwood Hotels & Resorts Worldwide, Inc.	7,200	$532,440
Texas Roadhouse, Inc.@	1,857	84,679
Vail Resorts, Inc.	1,332	184,122
Wendy’s Co. (The)	7,777	74,815
Wyndham Worldwide Corp.	4,979	354,654
Wynn Resorts Ltd.@	2,638	239,108
Yum! Brands, Inc.	20,879	1,731,287
		18,291,073
Household Durables — 0.5%
CalAtlantic Group, Inc.@	1,929	70,814
DR Horton, Inc.	6,639	208,996
Garmin Ltd.	2,389	101,341
GoPro, Inc.@*	1,515	16,377
Harman International Industries, Inc.	2,025	145,435
Helen of Troy Ltd.*	818	84,123
KB Home	922	14,024
La-Z-Boy, Inc.	1,500	41,730
Leggett & Platt, Inc.	4,900	250,439
Lennar Corp., Class A	3,700	170,570
Lennar Corp., Class B	329	12,255
Meritage Homes Corp.*	900	33,786
Mohawk Industries, Inc.*	1,866	354,092
Newell Brands, Inc.	4,719	229,202
NVR, Inc.*	159	283,074
PulteGroup, Inc.	7,896	153,893
Taylor Morrison Home Corp., Class A*	469	6,960
Tempur Sealy International, Inc.@*	2,741	151,632
Toll Brothers, Inc.*	2,700	72,657
TopBuild Corp.*	1,706	61,757
Tupperware Brands Corp.@	2,245	126,349
Whirlpool Corp.	2,639	439,763
		3,029,269
Household Products — 2.0%
Church & Dwight Co., Inc.	5,394	554,989
Clorox Co. (The)	5,655	782,595
Colgate-Palmolive Co.	29,716	2,175,211
Energizer Holdings, Inc.	1,438	74,043
HRG Group, Inc.*	742	10,188
Kimberly-Clark Corp.	13,084	1,798,788
Procter & Gamble Co. (The)	90,380	7,652,475
Spectrum Brands Holdings, Inc.@	817	97,476
WD-40 Co.	151	17,735
		13,163,500
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	291,371
Calpine Corp.*	10,515	155,096
Dynegy, Inc.@*	1,700	29,308
NRG Energy, Inc.	5,265	78,922
NRG Yield, Inc., Class A	475	7,230
NRG Yield, Inc., Class C	475	7,405
Ormat Technologies, Inc.	67	2,932
Pattern Energy Group, Inc.@	560	12,863
Talen Energy Corp.*	2,558	34,661
		619,788
Industrial Conglomerates — 1.5%
3M Co.	30,008	5,255,001
Carlisle Cos., Inc.	1,900	200,792
Danaher Corp.	13,477	1,361,177
General Electric Co.	99,265	3,124,862
Raven Industries, Inc.@	939	17,785
Roper Technologies, Inc.	2,000	341,120
		10,300,737
Insurance — 1.9%
Aflac, Inc.	9,774	705,292
Alleghany Corp.*	225	123,656
Allied World Assurance Co., Holdings Ltd.	2,343	82,333
Allstate Corp. (The)	7,293	510,145
American Equity Investment Life Holding Co.@	3,500	49,875
American Financial Group, Inc.	1,252	92,560
American International Group, Inc.	13,407	709,096
American National Insurance Co.	317	35,869
Amtrust Financial Services, Inc.@	2,204	53,998
Aon PLC	10,845	1,184,599
Arch Capital Group Ltd.*	1,099	79,128
Arthur J. Gallagher & Co.	3,180	151,368
Aspen Insurance Holdings Ltd.	1,050	48,699
Assurant, Inc.	1,275	110,045
Assured Guaranty Ltd.	3,800	96,406
Axis Capital Holdings Ltd.	1,600	88,000
Brown & Brown, Inc.	4,168	156,175
Chubb Ltd.	5,640	737,204
Cincinnati Financial Corp.	2,315	173,370
CNO Financial Group, Inc.	5,300	92,538
Endurance Specialty Holdings Ltd.	1,350	90,666
Enstar Group Ltd.@*	300	48,597
Erie Indemnity Co., Class A	1,030	102,320
Everest Re Group Ltd.	603	110,150
First American Financial Corp.	3,390	136,346
FNF Group	3,562	133,575
Genworth Financial, Inc., Class A@*	9,167	23,651
Hanover Insurance Group, Inc. (The)	1,273	107,721
Hartford Financial Services Group, Inc.	11,601	514,852
Kemper Corp.	1,200	37,176
Lincoln National Corp.	2,358	91,420
Loews Corp.	2,776	114,066
Markel Corp.*	100	95,278
Marsh & McLennan Cos., Inc.	20,780	1,422,599
MBIA, Inc.*	3,900	26,637
Mercury General Corp.	800	42,528
MetLife, Inc.	9,544	380,138
Old Republic International Corp.	5,675	109,471
Primerica, Inc.@	1,400	80,136
Principal Financial Group, Inc.	6,395	262,898
ProAssurance Corp.	1,800	96,390
Progressive Corp. (The)	17,568	588,528
Prudential Financial, Inc.	3,328	237,420
Reinsurance Group of America, Inc.	777	75,361
RenaissanceRe Holdings Ltd.	923	108,397
RLI Corp.	1,000	68,780
Selective Insurance Group, Inc.	829	31,676

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Torchmark Corp.	2,328	$143,917
Travelers Companies, Inc. (The)	13,042	1,552,520
Unum Group	2,500	79,475
Validus Holdings Ltd.	1,760	85,518
White Mountains Insurance Group Ltd.	84	70,728
Willis Towers Watson PLC	1,699	211,203
WR Berkley Corp.	2,531	151,658
XL Group PLC	3,282	109,323
		12,821,475
Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	19,686	14,087,695
Expedia, Inc.@	2,480	263,624
HSN, Inc.	1,490	72,906
Lands’ End, Inc.@*	357	5,862
Liberty Interactive Corp. QVC Group, Class A*	9,939	252,152
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	47,305
Liberty Ventures, Series A*	3,575	132,525
Netflix, Inc.*	3,622	331,341
Priceline Group, Inc. (The)*	2,084	2,601,686
Shutterfly, Inc.*	562	26,195
TripAdvisor, Inc.@*	2,215	142,425
		17,963,716
Internet Software & Services — 2.6%
Akamai Technologies, Inc.@*	5,452	304,930
Alphabet, Inc., Class A*	6,145	4,323,192
Alphabet, Inc., Class C*	6,516	4,509,724
Bankrate, Inc.*	1,027	7,682
Cimpress NV*	1,180	109,126
comScore, Inc.@*	867	20,704
CoStar Group, Inc.*	421	92,056
eBay, Inc.*	45,834	1,072,974
Envestnet, Inc.@*	90	2,998
Facebook, Inc., Class A*	48,697	5,565,093
IAC/InterActiveCorp	1,453	81,804
j2 Global, Inc.	1,413	89,259
LinkedIn Corp., Class A*	913	172,785
NIC, Inc.	1,910	41,905
Rackspace Hosting, Inc.@*	4,221	88,050
Shutterstock, Inc.*	191	8,748
Twitter, Inc.@*	5,571	94,206
VeriSign, Inc.@*	3,200	276,672
Web.com Group, Inc.*	1,185	21,543
WebMD Health Corp.@*	1,117	64,909
Yahoo!, Inc.*	6,519	244,854
Zillow Group, Inc.*	1,159	42,049
Zillow Group, Inc., Class A@*	436	15,979
		17,251,242
IT Services — 4.6%
Accenture PLC, Class A	31,105	3,523,885
Acxiom Corp.*	2,292	50,401
Alliance Data Systems Corp.*	2,927	573,458
Amdocs Ltd.	2,698	155,729
Automatic Data Processing, Inc.	18,744	1,722,011
Blackhawk Network Holdings, Inc.*	1,743	58,373
Booz Allen Hamilton Holding Corp.	5,575	165,243
Broadridge Financial Solutions, Inc.	5,758	375,422
CACI International, Inc., Class A*	756	68,350
Cardtronics, Inc.*	1,505	59,914
Cognizant Technology Solutions Corp., Class A*	19,308	1,105,190
Computer Sciences Corp.	4,262	211,608
Convergys Corp.@	3,200	80,000
CoreLogic, Inc.*	3,207	123,405
CSRA, Inc.	2,749	64,409
DST Systems, Inc.	1,587	184,774
EPAM Systems, Inc.*	1,205	77,494
Euronet Worldwide, Inc.*	1,400	96,866
ExlService Holdings, Inc.*	546	28,616
Fidelity National Information Services, Inc.	5,369	395,588
Fiserv, Inc.*	9,400	1,022,062
FleetCor Technologies, Inc.*	2,330	333,493
Gartner, Inc., Class A*	2,845	277,131
Genpact Ltd.*	4,492	120,565
Global Payments, Inc.	7,367	525,857
International Business Machines Corp.	45,615	6,923,445
Jack Henry & Associates, Inc.	3,000	261,810
Leidos Holdings, Inc.	1,584	75,826
MasterCard, Inc., Class A	48,636	4,282,886
MAXIMUS, Inc.	3,001	166,165
NeuStar, Inc., Class A@*	1,900	44,669
Paychex, Inc.@	14,712	875,364
PayPal Holdings, Inc.*	10,368	378,536
Sabre Corp.	8,718	233,555
Science Applications International Corp.	1,571	91,668
Syntel, Inc.*	1,200	54,312
Teradata Corp.*	771	19,329
Total System Services, Inc.	5,258	279,252
Unisys Corp.@*	917	6,676
Vantiv, Inc., Class A*	6,385	361,391
Visa, Inc., Class A	67,630	5,016,117
Western Union Co. (The)@	23,670	453,991
WEX, Inc.*	663	58,788
Xerox Corp.	9,446	89,643
		31,073,267
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	125,355
Hasbro, Inc.	4,346	365,020
Mattel, Inc.@	10,566	330,610
Polaris Industries, Inc.@	2,893	236,532
Vista Outdoor, Inc.*	1,760	84,005
		1,141,522
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,000	310,520
Bio-Rad Laboratories, Inc., Class A*	600	85,812
Bio-Techne Corp.	912	102,846
Bruker Corp.	2,422	55,076
Charles River Laboratories International, Inc.*	1,850	152,514

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Illumina, Inc.*	4,674	$656,136
INC Research Holdings, Inc., Class A*	767	29,246
Mettler-Toledo International, Inc.*	1,316	480,235
Parexel International Corp.*	2,045	128,589
PerkinElmer, Inc.	2,130	111,655
Quintiles Transnational Holdings, Inc.*	2,421	158,140
Thermo Fisher Scientific, Inc.	8,967	1,324,964
VWR Corp.*	1,812	52,367
Waters Corp.*	2,500	351,625
		3,999,725
Machinery — 1.8%
Actuant Corp., Class A	1,508	34,096
AGCO Corp.	2,007	94,590
Allison Transmission Holdings, Inc.	6,306	178,018
Barnes Group, Inc.	1,200	39,744
Caterpillar, Inc.@	23,611	1,789,950
Chart Industries, Inc.*	663	15,998
CLARCOR, Inc.	1,500	91,245
Colfax Corp.*	1,602	42,389
Crane Co.	1,500	85,080
Cummins, Inc.@	6,062	681,611
Deere & Co.@	14,190	1,149,958
Donaldson Co., Inc.@	5,304	182,245
Dover Corp.	5,767	399,768
EnPro Industries, Inc.	200	8,878
Flowserve Corp.@	4,688	211,757
Franklin Electric Co., Inc.	1,200	39,660
Graco, Inc.	2,723	215,090
Greenbrier Cos., Inc. (The)@	500	14,565
Harsco Corp.	2,911	19,329
Hillenbrand, Inc.	1,890	56,776
Hyster-Yale Materials Handling, Inc.	300	17,847
IDEX Corp.	2,500	205,250
Illinois Tool Works, Inc.	15,547	1,619,376
Ingersoll-Rand PLC	7,939	505,556
ITT, Inc.	2,181	69,748
John Bean Technologies Corp.	792	48,486
Joy Global, Inc.	2,250	47,565
Kennametal, Inc.@	2,100	46,431
Lincoln Electric Holdings, Inc.	2,291	135,352
Manitowoc Co., Inc. (The)	5,372	29,277
Manitowoc Foodservice, Inc.*	5,372	94,655
Middleby Corp.*	1,500	172,875
Mueller Industries, Inc.	1,390	44,313
Mueller Water Products, Inc., Class A	5,028	57,420
Nordson Corp.	2,147	179,511
Oshkosh Corp.	2,000	95,420
PACCAR, Inc.	13,736	712,486
Parker Hannifin Corp.	4,653	502,757
Pentair PLC	1,654	96,412
Proto Labs, Inc.*	473	27,226
RBC Bearings, Inc.*	421	30,522
Rexnord Corp.*	3,100	60,853
Snap-On, Inc.	1,800	284,076
SPX Corp.@	700	10,395
SPX FLOW, Inc.*	700	18,249
Stanley Black & Decker, Inc.	4,505	501,046
Terex Corp.	2,693	54,695
Timken Co., (The)	1,644	50,405
Toro Co. (The)	2,327	205,241
Trimas Corp.*	1,468	26,424
Trinity Industries, Inc.@	4,800	89,136
WABCO Holdings, Inc.*	2,200	201,454
Wabtec Corp.@	3,000	210,690
Watts Water Technologies, Inc., Class A	400	23,304
Woodward, Inc.	1,750	100,870
Xylem, Inc.	5,878	262,453
		12,188,523
Marine — 0.0%
Kirby Corp.@*	1,600	99,824
Matson, Inc.	1,600	51,664
		151,488
Media — 3.5%
AMC Networks, Inc., Class A*	2,046	123,619
Cable One, Inc.	211	107,908
CBS Corp., Class A	1,116	64,304
CBS Corp., Class B	17,252	939,199
Charter Communications, Inc., Class A*	6,617	1,512,911
Cinemark Holdings, Inc.	4,417	161,044
Clear Channel Outdoor Holdings, Inc., Class A	1,565	9,734
Comcast Corp., Class A	99,616	6,493,967
Cumulus Media, Inc., Class A*	2,209	685
Discovery Communications, Inc., Class A*	5,911	149,135
Discovery Communications, Inc., Class C*	10,813	257,890
DISH Network Corp., Class A*	10,182	533,537
DreamWorks Animation SKG, Inc., Class A*	1,400	57,218
Gannett Co., Inc.	3,120	43,087
Interpublic Group of Cos., Inc. (The)	14,910	344,421
John Wiley & Sons, Inc., Class A	1,300	67,834
Liberty Braves Group, Class A@*	126	1,895
Liberty Braves Group, Class C@*	117	1,715
Liberty Broadband Corp., Class A*	315	18,711
Liberty Broadband Corp., Class C*	1,091	65,460
Liberty Media Group, Class A*	315	6,029
Liberty Media Group, Class C@*	294	5,577
Liberty SiriusXM Group, Class A*	1,263	39,608
Liberty SiriusXM Group, Class C*	1,178	36,365
Lions Gate Entertainment Corp.@	1,264	25,571
Live Nation Entertainment, Inc.*	5,674	133,339
Loral Space & Communications, Inc.*	173	6,102
Madison Square Garden Co. (The), Class A*	547	94,363
Meredith Corp.	900	46,719
MSG Networks, Inc., Class A*	1,643	25,204
New York Times Co. (The), Class A	701	8,482
News Corp., Class A	6,361	72,197
News Corp., Class B	1,525	17,797

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Nexstar Broadcasting Group, Inc., Class A@	900	$42,822
Omnicom Group, Inc.@	11,518	938,602
Regal Entertainment Group, Class A@	2,586	56,995
Scripps Networks Interactive, Inc., Class A@	3,567	222,117
Sinclair Broadcast Group, Inc., Class A@	2,200	65,692
Sirius XM Holdings, Inc.@*	71,371	281,915
Starz - Liberty Capital, Class A@*	3,657	109,417
TEGNA, Inc.	6,935	160,684
Time Warner, Inc.	24,747	1,819,894
Time, Inc.	2,965	48,804
Twenty-First Century Fox, Inc.	43,545	1,177,892
Twenty-First Century Fox, Inc., Class B	17,373	473,414
Viacom, Inc., Class A@	294	13,647
Viacom, Inc., Class B	17,372	720,417
Walt Disney Co. (The)	62,435	6,107,392
		23,711,331
Metals & Mining — 0.3%
Alcoa, Inc.@	13,606	126,128
Allegheny Technologies, Inc.@	3,100	39,525
Carpenter Technology Corp.	1,500	49,395
Commercial Metals Co.	3,500	59,150
Compass Minerals International, Inc.@	1,484	110,098
Freeport-McMoRan, Inc.@	27,526	306,640
Newmont Mining Corp.	11,078	433,371
Nucor Corp.	6,200	306,342
Reliance Steel & Aluminum Co.	2,000	153,800
Royal Gold, Inc.@	1,700	122,434
Southern Copper Corp.	4,689	126,509
Steel Dynamics, Inc.	4,400	107,800
Stillwater Mining Co.@*	1,623	19,249
SunCoke Energy, Inc.	1,575	9,166
TimkenSteel Corp.	1,300	12,506
United States Steel Corp.@	2,823	47,596
Worthington Industries, Inc.	1,249	52,833
		2,082,542
Multi-Utilities — 1.1%
Ameren Corp.	6,985	374,256
Avista Corp.	2,375	106,400
Black Hills Corp.	1,500	94,560
Centerpoint Energy, Inc.	11,464	275,136
CMS Energy Corp.	9,645	442,320
Consolidated Edison, Inc.	8,952	720,099
Dominion Resources, Inc.	19,684	1,533,974
DTE Energy Co.	5,100	505,512
MDU Resources Group, Inc.@	5,125	123,000
NiSource, Inc.	9,152	242,711
NorthWestern Corp.	1,200	75,684
Public Service Enterprise Group, Inc.	16,470	767,667
SCANA Corp.	3,636	275,100
Sempra Energy	7,382	841,695
TECO Energy, Inc.	6,551	181,070
Vectren Corp.	2,300	121,141
WEC Energy Group, Inc.@	9,509	620,938
		7,301,263
Multiline Retail — 0.7%
Big Lots, Inc.@	1,950	97,715
Dillard’s, Inc., Class A@	915	55,449
Dollar General Corp.	11,236	1,056,184
Dollar Tree, Inc.*	6,551	617,366
J.C. Penney Co., Inc.@*	4,700	41,736
Kohl’s Corp.	8,612	326,567
Macy’s, Inc.	15,108	507,780
Nordstrom, Inc.@	6,801	258,778
Target Corp.	27,581	1,925,705
		4,887,280
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	4,704	250,488
Apache Corp.	5,351	297,890
Bonanza Creek Energy, Inc.@*	1,179	2,370
Cabot Oil & Gas Corp.	7,890	203,089
California Resources Corp.@	1,249	15,238
Carrizo Oil & Gas, Inc.@*	1,600	57,360
Cheniere Energy, Inc.@*	6,794	255,115
Chevron Corp.	31,002	3,249,940
Cimarex Energy Co.	1,115	133,042
Cobalt International Energy, Inc.@*	7,771	10,413
Columbia Pipeline Group, Inc.	6,052	154,265
Concho Resources, Inc.*	1,476	176,042
ConocoPhillips	13,178	574,561
CONSOL Energy, Inc.@	3,600	57,924
CVR Energy, Inc.@	600	9,300
Delek US Holdings, Inc.	1,900	25,099
Denbury Resources, Inc.@	5,421	19,461
Devon Energy Corp.	3,642	132,022
Diamondback Energy, Inc.*	1,695	154,601
Energen Corp.	2,560	123,418
EnLink Midstream LLC@	1,100	17,501
EOG Resources, Inc.	6,349	529,634
EQT Corp.	4,962	384,208
Exxon Mobil Corp.	97,941	9,180,989
GasLog Ltd.	343	4,452
Green Plains, Inc.	300	5,916
Gulfport Energy Corp.*	3,029	94,686
Hess Corp.	1,598	96,040
HollyFrontier Corp.	4,261	101,284
Kinder Morgan, Inc.	17,136	320,786
Kosmos Energy Ltd.@*	3,400	18,530
Marathon Oil Corp.	9,800	147,098
Marathon Petroleum Corp.	25,223	957,465
Matador Resources Co.@*	1,661	32,888
Memorial Resource Development Corp.*	402	6,384
Murphy Oil Corp.@	2,373	75,343
Newfield Exploration Co.*	2,082	91,983
Noble Energy, Inc.	5,120	183,654
Oasis Petroleum, Inc.*	3,512	32,802

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Occidental Petroleum Corp.	8,300	$627,148
ONEOK, Inc.	9,360	444,132
Parsley Energy, Inc., Class A*	3,133	84,779
PBF Energy, Inc., Class A	2,220	52,792
PDC Energy, Inc.*	1,026	59,108
Phillips 66	16,929	1,343,147
Pioneer Natural Resources Co.	2,325	351,563
QEP Resources, Inc.	4,300	75,809
Range Resources Corp.	3,619	156,124
Rice Energy, Inc.*	802	17,676
RSP Permian, Inc.@*	1,319	46,020
Scorpio Tankers, Inc.	5,186	21,781
SemGroup Corp., Class A	841	27,383
SM Energy Co.@	2,100	56,700
Southwestern Energy Co.*	14,665	184,486
Spectra Energy Corp.	20,331	744,724
Targa Resources Corp.	2,127	89,632
Teekay Corp.@	2,035	14,509
Tesoro Corp.	5,481	410,636
Valero Energy Corp.	17,589	897,039
W&T Offshore, Inc.@*	1,700	3,944
Western Refining, Inc.	3,200	66,016
Whiting Petroleum Corp.*	5,395	49,958
Williams Companies, Inc. (The)	21,318	461,108
World Fuel Services Corp.	1,600	75,984
WPX Energy, Inc.*	5,710	53,160
		24,598,639
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	70,020
KapStone Paper & Packaging Corp.	2,832	36,845
Louisiana-Pacific Corp.*	3,743	64,941
Resolute Forest Products, Inc.@*	1,425	7,538
Schweitzer-Mauduit International, Inc.	933	32,916
		212,260
Personal Products — 0.2%
Avon Products, Inc.@	11,100	41,958
Coty, Inc., Class A@	2,212	57,490
Edgewell Personal Care Co.	663	55,964
Estee Lauder Companies, Inc. (The), Class A	10,497	955,437
Herbalife Ltd.@*	1,791	104,827
Nu Skin Enterprises, Inc., Class A	1,688	77,969
Revlon, Inc., Class A*	344	11,070
		1,304,715
Pharmaceuticals — 4.3%
Akorn, Inc.@*	2,127	60,588
Allergan PLC*	4,126	953,477
Bristol-Myers Squibb Co.	19,914	1,464,675
Catalent, Inc.@*	3,906	89,799
Eli Lilly & Co.	30,615	2,410,931
Endo International PLC@*	1,856	28,935
Horizon Pharma PLC@*	2,542	41,867
Impax Laboratories, Inc.*	1,887	54,383
Jazz Pharmaceuticals PLC@*	1,878	265,380
Johnson & Johnson	92,832	11,260,522
Lannett Co., Inc.*	997	23,719
Mallinckrodt PLC*	2,574	156,448
Medicines Co. (The)*	1,632	54,884
Merck & Co., Inc.	90,641	5,221,828
Mylan NV*	7,971	344,666
Nektar Therapeutics@*	635	9,036
Perrigo Co. PLC@	1,701	154,230
Pfizer, Inc.	135,717	4,778,595
Prestige Brands Holdings, Inc.*	1,608	89,083
Taro Pharmaceutical Industries Ltd.*	475	69,160
Zoetis, Inc.	22,643	1,074,637
		28,606,843
Professional Services — 0.4%
Advisory Board Co. (The)*	800	28,312
CEB, Inc.	1,546	95,357
Dun & Bradstreet Corp.@	1,200	146,208
Equifax, Inc.	4,110	527,724
FTI Consulting, Inc.*	1,200	48,816
Huron Consulting Group, Inc.*	334	20,180
IHS, Inc., Class A*	1,300	150,293
Korn/Ferry International	800	16,560
Manpowergroup, Inc.	2,190	140,905
Nielsen Holdings PLC	10,130	526,456
On Assignment, Inc.*	1,277	47,185
Robert Half International, Inc.	6,151	234,722
TriNet Group, Inc.*	165	3,431
Verisk Analytics, Inc., Class A*	6,676	541,290
		2,527,439
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	45,970
Altisource Asset Management Corp.@*	40	583
Altisource Portfolio Solutions SA@*	400	11,136
CBRE Group, Inc.*	11,902	315,165
HFF, Inc., Class A	799	23,075
Howard Hughes Corp. (The)@*	589	67,335
Jones Lang LaSalle, Inc.	1,300	126,685
Kennedy-Wilson Holdings, Inc.@	1,369	25,956
Realogy Holdings Corp.*	5,446	158,043
		773,948
Road & Rail — 0.8%
AMERCO	436	163,304
Avis Budget Group, Inc.*	4,512	145,422
CSX Corp.	19,866	518,105
Genesee & Wyoming, Inc., Class A*	900	53,055
Heartland Express, Inc.	1,283	22,311
Hertz Global Holdings, Inc.*	19,741	218,533
JB Hunt Transport Services, Inc.	4,393	355,526
Kansas City Southern	2,391	215,405
Knight Transportation, Inc.@	1,500	39,870
Landstar System, Inc.@	1,847	126,815
Norfolk Southern Corp.	6,500	553,345
Old Dominion Freight Line, Inc.*	2,371	142,995
Ryder System, Inc.	2,122	129,739
Swift Transportation Co.@*	3,554	54,767

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Union Pacific Corp.	28,085	$2,450,416
Werner Enterprises, Inc.	1,200	27,564
		5,217,172
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	21,408	110,037
Amkor Technology, Inc.*	246	1,414
Analog Devices, Inc.	5,896	333,949
Applied Materials, Inc.	34,230	820,493
Broadcom Ltd.	8,747	1,359,284
Cirrus Logic, Inc.*	1,900	73,701
Cree, Inc.@*	3,245	79,308
Cypress Semiconductor Corp.@	9,157	96,606
Entegris, Inc.*	4,137	59,862
Fairchild Semiconductor International, Inc.*	3,875	76,919
First Solar, Inc.@*	1,200	58,176
Integrated Device Technology, Inc.*	3,400	68,442
Intel Corp.	196,036	6,429,981
Intersil Corp., Class A	2,035	27,554
Kla-Tencor Corp.	6,527	478,103
Lam Research Corp.	3,562	299,422
Linear Technology Corp.	9,378	436,358
Marvell Technology Group Ltd.	4,536	43,228
Maxim Integrated Products, Inc.	6,609	235,875
Microchip Technology, Inc.@	4,362	221,415
Micron Technology, Inc.*	37,552	516,716
Microsemi Corp.*	1,846	60,327
MKS Instruments, Inc.	1,183	50,940
NVIDIA Corp.@	15,382	723,108
ON Semiconductor Corp.*	13,130	115,807
Power Integrations, Inc.	73	3,655
Qorvo, Inc.*	1,548	85,542
QUALCOMM, Inc.	31,079	1,664,902
Rambus, Inc.@*	825	9,966
Semtech Corp.*	600	14,316
Silicon Laboratories, Inc.*	600	29,244
Skyworks Solutions, Inc.	7,317	463,020
Synaptics, Inc.@*	1,074	57,727
Teradyne, Inc.	4,278	84,234
Tessera Technologies, Inc.@	1,797	55,060
Texas Instruments, Inc.	46,472	2,911,471
Veeco Instruments, Inc.*	312	5,167
Xilinx, Inc.	7,467	344,453
		18,505,782
Software — 4.3%
ACI Worldwide, Inc.*	4,317	84,225
Activision Blizzard, Inc.	11,165	442,469
Adobe Systems, Inc.*	9,563	916,040
ANSYS, Inc.*	2,016	182,952
Aspen Technology, Inc.@*	3,299	132,752
Autodesk, Inc.*	1,349	73,035
Blackbaud, Inc.	1,688	114,615
CA, Inc.	9,776	320,946
Cadence Design Systems, Inc.*	10,300	250,290
CDK Global, Inc.@	4,892	271,457
Citrix Systems, Inc.*	5,843	467,966
Covisint Corp.*	785	1,711
Electronic Arts, Inc.*	10,474	793,510
Ellie Mae, Inc.@*	328	30,061
Fair Isaac Corp.	1,150	129,961
FireEye, Inc.*	1,314	21,642
Fortinet, Inc.*	2,008	63,433
Guidewire Software, Inc.*	539	33,289
Intuit, Inc.	11,110	1,239,987
Manhattan Associates, Inc.*	3,523	225,930
Mentor Graphics Corp.	3,300	70,158
Microsoft Corp.	315,137	16,125,560
MicroStrategy, Inc., Class A*	297	51,981
NetSuite, Inc.@*	461	33,561
Nuance Communications, Inc.*	4,400	68,772
Oracle Corp.	105,749	4,328,307
Paycom Software, Inc.@*	932	40,272
Pegasystems, Inc.	704	18,973
PTC, Inc.*	1,940	72,905
Red Hat, Inc.*	5,521	400,825
Rovi Corp.*	1,378	21,552
Salesforce.com, Inc.*	5,823	462,404
ServiceNow, Inc.*	1,083	71,911
Splunk, Inc.@*	1,116	60,465
SS&C Technologies Holdings, Inc.@	1,916	53,801
Symantec Corp.	5,834	119,830
Synchronoss Technologies, Inc.*	800	25,488
Synopsys, Inc.*	2,768	149,693
Tableau Software, Inc., Class A@*	700	34,244
Tyler Technologies, Inc.@*	431	71,852
Ultimate Software Group, Inc.@*	550	115,659
Verint Systems, Inc.*	1,038	34,389
VMware, Inc.@*	1,425	81,539
Workday, Inc. Class A@*	873	65,187
Zynga, Inc., Class A*	18,104	45,079
		28,420,678
Specialty Retail — 3.6%
Aaron’s, Inc.	2,250	49,253
Abercrombie & Fitch Co., Class A@	2,500	44,525
Advance Auto Parts, Inc.	3,281	530,308
American Eagle Outfitters, Inc.	7,250	115,493
Asbury Automotive Group, Inc.*	1,176	62,022
Ascena Retail Group, Inc.@*	5,534	38,683
AutoNation, Inc.@*	3,240	152,215
AutoZone, Inc.*	960	762,086
Bed Bath & Beyond, Inc.@	8,946	386,646
Best Buy Co., Inc.@	10,525	322,065
Buckle, Inc. (The)@	900	23,391
Burlington Stores, Inc.*	3,757	250,629
Cabela’s, Inc.*	1,580	79,095
Carmax, Inc.@*	6,946	340,562
Chico’s FAS, Inc.	2,500	26,775
Conn’s, Inc.@*	600	4,512
CST Brands, Inc.	3,093	133,246
Dick’s Sporting Goods, Inc.@	4,100	184,746
DSW, Inc., Class A@	2,490	52,738
Express, Inc.*	2,600	37,726
Five Below, Inc.@*	2,400	111,384

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Foot Locker, Inc.	5,009	$274,794
GameStop Corp., Class A@	3,588	95,369
Gap, Inc. (The)	11,172	237,070
Genesco, Inc.*	700	45,017
GNC Holdings, Inc., Class A@	3,256	79,088
Group 1 Automotive, Inc.	680	33,565
Guess?, Inc.	1,900	28,595
Hibbett Sports, Inc.@*	557	19,378
Home Depot, Inc. (The)	62,784	8,016,889
L Brands, Inc.	7,995	536,704
Lithia Motors, Inc., Class A@	900	63,963
Lowe’s Cos., Inc.	45,660	3,614,902
Lumber Liquidators Holdings, Inc.@*	853	13,153
Michaels Companies, Inc. (The)@*	1,873	53,268
Monro Muffler Brake, Inc.@	783	49,767
Murphy USA, Inc.*	2,086	154,698
O’Reilly Automotive, Inc.*	4,697	1,273,357
Office Depot, Inc.*	14,200	47,002
Outerwall, Inc.@	1,000	42,000
Penske Auto Group, Inc.@	1,318	41,464
Pier 1 Imports, Inc.@	3,200	16,448
Rent-A-Center, Inc.	1,700	20,876
Restoration Hardware Holdings, Inc.@*	1,047	30,028
Ross Stores, Inc.	18,898	1,071,328
Sally Beauty Holdings, Inc.*	5,102	150,050
Select Comfort Corp.*	1,700	36,346
Signet Jewelers Ltd.	2,400	197,784
Staples, Inc.	5,300	45,686
Tailored Brands, Inc.	1,168	14,787
Tiffany & Co.@	4,018	243,652
TJX Cos., Inc.	32,277	2,492,753
Tractor Supply Co.	6,137	559,572
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	511,644
Urban Outfitters, Inc.*	3,400	93,500
Vitamin Shoppe, Inc.@*	676	20,665
Williams-Sonoma, Inc.@	4,000	208,520
		24,141,782
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	2,255	240,090
Coach, Inc.@	7,810	318,179
Columbia Sportswear Co.	258	14,845
Deckers Outdoor Corp.*	977	56,197
Fossil Group, Inc.@*	2,139	61,026
G-III Apparel Group Ltd.@*	1,271	58,110
Hanesbrands, Inc.	17,125	430,351
Iconix Brand Group, Inc.*	1,972	13,331
Kate Spade & Co.*	3,274	67,477
Lululemon Athletica, Inc.*	3,400	251,124
Michael Kors Holdings Ltd.@*	8,573	424,192
NIKE, Inc., Class B	54,656	3,017,011
PVH Corp.	1,250	117,788
Ralph Lauren Corp.@	1,600	143,392
Skechers U.S.A., Inc., Class A*	3,300	98,076
Steven Madden Ltd.*	1,944	66,446
Tumi Holdings, Inc.*	423	11,311
Under Armour, Inc., Class A@*	5,400	216,702
Under Armour, Inc., Class C*	5,439	197,955
VF Corp.	10,695	657,636
Wolverine World Wide, Inc.	3,200	65,024
		6,526,263
Thrifts & Mortgage Finance — 0.0%
Astoria Financial Corp.	741	11,359
BofI Holding, Inc.@*	2,800	49,588
Capitol Federal Financial, Inc.	4,009	55,926
EverBank Financial Corp.	41	609
New York Community Bancorp, Inc.	5,639	84,529
Ocwen Financial Corp.*	3,425	5,857
PHH Corp.*	405	5,395
TFS Financial Corp.	1,093	18,821
Washington Federal, Inc.	2,947	71,494
		303,578
Tobacco — 1.8%
Altria Group, Inc.	96,309	6,641,469
Philip Morris International, Inc.	50,318	5,118,347
Reynolds American, Inc.	10,248	552,675
Vector Group Ltd.@	1,596	35,782
		12,348,273
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2,350	62,933
Applied Industrial Technologies, Inc.	1,164	52,543
Beacon Roofing Supply, Inc.*	1,400	63,658
DXP Enterprises, Inc.@*	295	4,404
Fastenal Co.	11,794	523,536
GATX Corp.@	1,100	48,367
HD Supply Holdings, Inc.*	5,545	193,077
MRC Global, Inc.*	3,000	42,630
MSC Industrial Direct Co., Class A	1,509	106,475
NOW, Inc.@*	2,249	40,797
TAL International Group, Inc.	773	10,366
Textainer Group Holdings Ltd.@	52	579
United Rentals, Inc.*	4,687	314,498
Veritiv Corp.@*	226	8,493
Watsco, Inc.	800	112,552
WESCO International, Inc.@*	1,300	66,937
WW Grainger, Inc.@	2,476	562,671
		2,214,516
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	441	32,656
Wesco Aircraft Holdings, Inc.@*	844	11,327
		43,983
Water Utilities — 0.1%
American States Water Co.	180	7,888
American Water Works Co., Inc.@	4,991	421,789
Aqua America, Inc.	5,209	185,753
		615,430
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	200	7,812
Sprint Corp.*	8,715	39,479
T-Mobile US, Inc.*	9,570	414,094

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
Telephone & Data Systems, Inc.	2,613	$77,501
United States Cellular Corp.*	400	15,708
		554,594
TOTAL COMMON STOCKS (Identified Cost $359,319,733)		639,520,935

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR§~¶*	1,858	2,062

Consumer Discretionary — 0.0%
Safeway Casa Ley CVR@§~¶*	10,610	10,768
Safeway PDC, LLC CVR§~¶*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Health Systems, Inc., CVR*	7,172	32

TOTAL RIGHTS AND WARRANTS (Identified Cost $13,815)		13,380

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,546,761	27,748,896

TOTAL MUTUAL FUNDS (Identified Cost $20,387,971)		27,748,896

SHORT-TERM INVESTMENTS — 3.7%
Investment Companies — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	329,000	329,000
		329,001
Collateral For Securities On Loan — 3.6%
State Street Navigator Securities Lending Prime Portfolio	24,293,311	24,293,311

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,622,312)		24,622,312

Total Investments — 103.5%
(Identified Cost $404,343,831)#		691,905,523
Liabilities, Less Cash and Other Assets — (3.5%)		(23,304,174)
Net Assets — 100.0%		$668,601,349

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $37,576,282.
*	Non-income producing security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#	At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $404,503,840. Net unrealized appreciation aggregated $287,401,683 of which $296,468,400 related to appreciated investment securities and $9,066,717 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Right

Portfolio Sectors
(% of portfolio market value)+ (Unaudited)

+ Excludes Short-Term Investments

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.2%
L-3 Communications Holdings, Inc.	11,297	$1,657,157
Northrop Grumman Corp.	14,229	3,162,822
Orbital ATK, Inc.	2,155	183,477
Textron, Inc.	35,074	1,282,305
		6,285,761
Air Freight & Logistics — 0.6%
FedEx Corp.	22,111	3,356,008

Airlines — 1.1%
JetBlue Airways Corp.*	61,307	1,015,244
Southwest Airlines Co.	105,608	4,140,890
United Continental Holdings, Inc.*	11,601	476,105
		5,632,239
Auto Components — 0.3%
BorgWarner, Inc.@	13,184	389,191
Goodyear Tire & Rubber Co. (The)	30,139	773,367
Johnson Controls, Inc.	11,631	514,788
		1,677,346
Automobiles — 1.9%
Ford Motor Co.	419,903	5,278,181
General Motors Co.	158,398	4,482,663
		9,760,844
Beverages — 0.3%
Molson Coors Brewing Co., Class B	13,351	1,350,187

Building Products — 0.2%
Owens Corning	19,528	1,006,083

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	84,909	3,298,715
E*Trade Financial Corp.*	15,035	353,172
Goldman Sachs Group, Inc. (The)	31,221	4,638,816
Invesco Ltd.	6,930	176,992
Legg Mason, Inc.	14,350	423,181
Morgan Stanley	80,814	2,099,548
State Street Corp.	11,714	631,619
		11,622,043
Chemicals — 1.0%
Albemarle Corp.@	2,816	223,337
Ashland, Inc.	9,009	1,033,963
CF Industries Holdings, Inc.	13,898	334,942
Dow Chemical Co. (The)	18,037	896,619
Eastman Chemical Co.	20,664	1,403,085
Ingevity Corp.*	3,495	118,970
Mosaic Co. (The)	46,665	1,221,690
		5,232,606
Commercial Banks — 9.9%
Bank of America Corp.	401,196	5,323,871
BB&T Corp.	39,975	1,423,510
BOK Financial Corp.@	765	47,965
CIT Group, Inc.	9,004	287,318
Citigroup, Inc.	208,275	8,828,777
Comerica, Inc.	6,521	268,209
Fifth Third Bancorp	127,987	2,251,291
Huntington Bancshares, Inc.@	80,071	715,835
Investors Bancorp, Inc.@	1,900	21,052
JPMorgan Chase & Co.	294,424	18,295,507
KeyCorp	42,678	471,592
M&T Bank Corp.	5,838	690,227
PacWest Bancorp	5,207	207,134
People’s United Financial, Inc.@	5,834	85,526
PNC Financial Services Group, Inc. (The)	36,349	2,958,445
Regions Financial Corp.	155,307	1,321,663
SunTrust Banks, Inc.	34,538	1,418,821
Synovus Financial Corp.	850	24,642
Wells Fargo & Co.	124,079	5,872,659
Zions Bancorp@	26,351	662,201
		51,176,245
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	61,896	3,175,884
Waste Connections, Inc.*	13,797	994,074
		4,169,958
Communications Equipment — 2.6%
ARRIS International PLC*	3,948	82,750
Brocade Communications Systems, Inc.	46,325	425,264
Cisco Systems, Inc.	435,413	12,491,999
EchoStar Corp., Class A*	3,599	142,880
Juniper Networks, Inc.	17,303	389,144
		13,532,037
Computers & Peripherals — 2.4%
EMC Corp.	150,350	4,085,009
Hewlett Packard Enterprise Co.	242,255	4,425,999
HP, Inc.	255,741	3,209,550
NetApp, Inc.	7,640	187,868
Western Digital Corp.@	17,594	831,492
		12,739,918
Construction & Engineering — 0.3%
AECOM*	6,180	196,339
Chicago Bridge & Iron Co. NV	7,181	248,678
Fluor Corp.	10,950	539,616
Jacobs Engineering Group, Inc.*	8,552	425,975
		1,410,608
Construction Materials — 0.5%
Martin Marietta Materials, Inc.@	2,686	515,712
Vulcan Materials Co.	17,123	2,060,924
		2,576,636
Consumer Finance — 1.0%
Ally Financial, Inc.*	63,046	1,076,195
Capital One Financial Corp.	56,650	3,597,842
Synchrony Financial*	19,865	502,187
		5,176,224

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Containers & Packaging — 0.7%
International Paper Co.	69,352	$2,939,138
WestRock Co.	20,973	815,220
		3,754,358
Diversified Financial Services — 0.7%
CME Group, Inc.	20,749	2,020,953
Leucadia National Corp.	6,993	121,189
Nasdaq, Inc.	16,965	1,097,126
Voya Financial, Inc.	7,020	173,815
		3,413,083
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	508,137	21,956,600
CenturyLink, Inc.	81,325	2,359,238
Frontier Communications Corp.@	94,769	468,159
Level 3 Communications, Inc.*	19,640	1,011,263
		25,795,260
Electrical Equipment — 0.4%
Eaton Corp. PLC	39,071	2,333,711

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	17,315	1,071,798
Avnet, Inc.	23,467	950,648
Corning, Inc.	67,872	1,390,019
Flextronics International Ltd.*	15,966	188,399
Ingram Micro, Inc., Class A	23,840	829,155
Jabil Circuit, Inc.	17,551	324,167
TE Connectivity Ltd.	22,309	1,274,067
		6,028,253
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	33,938	1,531,622
FMC Technologies, Inc.*	15,937	425,040
Halliburton Co.	7,892	357,429
Helmerich & Payne, Inc.@	18,327	1,230,291
National Oilwell Varco, Inc.@	47,287	1,591,207
Schlumberger Ltd.	4,935	390,260
Transocean Ltd.@	29,532	351,135
Weatherford International PLC@*	99,105	550,033
		6,427,017
Food & Staples Retailing — 2.1%
CVS Health Corp.	97,799	9,363,276
Wal-Mart Stores, Inc.	19,795	1,445,431
Walgreens Boots Alliance, Inc.	2,376	197,850
		11,006,557
Food Products — 3.5%
Archer-Daniels-Midland Co.	72,181	3,095,843
Bunge Ltd.	23,481	1,388,901
Ingredion, Inc.	5,307	686,779
J.M. Smucker Co. (The)	19,763	3,012,079
Kraft Heinz Co. (The)	10,436	923,377
Mondelez International, Inc., Class A	103,331	4,702,594
Pinnacle Foods, Inc.	15,318	709,070
Seaboard Corp.*	76	218,169
Tyson Foods, Inc., Class A	54,917	3,667,906
		18,404,718
Gas Utilities — 0.2%
UGI Corp.	19,434	879,389

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.*	55,498	1,296,988
Hologic, Inc.*	5,520	190,992
Medtronic PLC	65,511	5,684,390
Teleflex, Inc.	2,865	507,993
Zimmer Biomet Holdings, Inc.	2,880	346,694
		8,027,057
Health Care Providers & Services — 4.9%
Aetna, Inc.	47,263	5,772,230
Amsurg Corp.*	219	16,981
Anthem, Inc.	40,068	5,262,531
Centene Corp.*	2,640	188,417
CIGNA Corp.	10,533	1,348,119
DaVita HealthCare Partners, Inc.*	8,165	631,318
Express Scripts Holding Co.*	71,055	5,385,969
Humana, Inc.	21,137	3,802,123
Laboratory Corp. of America Holdings*	8,758	1,140,905
Mednax, Inc.*	3,065	221,998
Quest Diagnostics, Inc.	19,826	1,614,035
		25,384,626
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	27,130	1,199,146
Hilton Worldwide Holdings, Inc.	24,776	558,203
Hyatt Hotels Corp., Class A*	3,874	190,368
MGM Resorts International*	84,812	1,919,296
Royal Caribbean Cruises Ltd.	23,008	1,544,987
		5,412,000
Household Durables — 1.3%
DR Horton, Inc.	51,376	1,617,317
Garmin Ltd.	5,041	213,839
Harman International Industries, Inc.@	1,400	100,548
Lennar Corp., Class A@	28,692	1,322,701
Mohawk Industries, Inc.*	6,934	1,315,796
PulteGroup, Inc.@	38,222	744,947
Toll Brothers, Inc.*	11,379	306,209
Whirlpool Corp.	7,366	1,227,470
		6,848,827
Household Products — 0.0%
Spectrum Brands Holdings, Inc.	1,122	133,866

Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	23,886	352,319
NRG Energy, Inc.	44,291	663,922
		1,016,241

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	4,690	$495,639
Danaher Corp.	9,522	961,722
General Electric Co.	255,521	8,043,801
		9,501,162
Insurance — 6.5%
Aflac, Inc.	24,182	1,744,973
Alleghany Corp.*	307	168,721
Allied World Assurance Co.,
Holdings Ltd.	7,656	269,032
Allstate Corp. (The)	40,691	2,846,336
American Financial Group, Inc.	12,362	913,923
American International Group, Inc.	75,156	3,975,001
Assurant, Inc.	9,601	828,662
Assured Guaranty Ltd.	13,828	350,816
Axis Capital Holdings Ltd.	12,616	693,880
Chubb Ltd.	7,425	970,522
Cincinnati Financial Corp.	3,641	272,675
CNA Financial Corp.	7,604	238,918
Endurance Specialty Holdings Ltd.	1,516	101,815
Everest Re Group Ltd.	6,500	1,187,355
First American Financial Corp.	5,621	226,077
FNF Group	2,743	102,863
Hartford Financial Services
Group, Inc.	57,187	2,537,959
Lincoln National Corp.	26,059	1,010,307
Loews Corp.	37,469	1,539,601
MetLife, Inc.	46,445	1,849,904
Old Republic International Corp.	23,484	453,006
Principal Financial Group, Inc.	42,948	1,765,592
Prudential Financial, Inc.	23,442	1,672,352
Reinsurance Group of America, Inc.	9,075	880,184
RenaissanceRe Holdings Ltd.	3,401	399,413
Travelers Companies, Inc. (The)	32,458	3,863,800
Unum Group	32,590	1,036,036
Validus Holdings Ltd.	5,533	268,849
WR Berkley Corp.	6,915	414,347
XL Group PLC	28,603	952,766
		33,535,685
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group,
Class A*	71,603	1,816,568
Liberty Ventures, Series A*	14,990	555,679
		2,372,247
Internet Software & Services — 0.2%
IAC/InterActiveCorp	5,222	293,999
Yahoo!, Inc.*	22,867	858,884
		1,152,883
IT Services — 1.1%
Amdocs Ltd.	8,428	486,464
Computer Sciences Corp.	6,809	338,067
Fidelity National Information
Services, Inc.	39,932	2,942,190
Xerox Corp.	186,374	1,768,689
		5,535,410
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A*	172	24,599
Thermo Fisher Scientific, Inc.	27,656	4,086,451
		4,111,050
Machinery — 2.3%
AGCO Corp.	11,477	540,911
Caterpillar, Inc.@	35,868	2,719,153
Cummins, Inc.	7,596	854,094
Dover Corp.	19,719	1,366,921
Ingersoll-Rand PLC	15,816	1,007,163
PACCAR, Inc.	14,232	738,214
Pentair PLC	25,335	1,476,777
Stanley Black & Decker, Inc.	28,415	3,160,317
		11,863,550
Media — 6.9%
Cable One, Inc.	269	137,569
CBS Corp., Class A@	1,291	74,387
Charter Communications, Inc.,
Class A*	26,402	6,036,553
Comcast Corp., Class A	312,026	20,340,975
Liberty Braves Group, Class A@*	438	6,587
Liberty Braves Group, Class C*	877	12,857
Liberty Broadband Corp., Class A*	527	31,304
Liberty Media Group, Class A*	1,097	20,997
Liberty Media Group, Class C@*	2,194	41,620
Liberty SiriusXM Group, Class A*	4,389	137,639
Liberty SiriusXM Group, Class C*	8,778	270,977
Madison Square Garden Co. (The),
Class A*	443	76,422
News Corp., Class A	8,320	94,432
News Corp., Class B	1,734	20,236
TEGNA, Inc.	22,742	526,932
Time Warner, Inc.	108,451	7,975,487
		35,804,974
Metals & Mining — 2.1%
Alcoa, Inc.@	114,560	1,061,971
Freeport-McMoRan, Inc.@	163,521	1,821,624
Newmont Mining Corp.	87,348	3,417,054
Nucor Corp.	54,372	2,686,520
Reliance Steel & Aluminum Co.	12,373	951,484
Steel Dynamics, Inc.	31,162	763,469
		10,702,122
Multiline Retail — 0.3%
Kohl’s Corp.@	39,722	1,506,258
Macy’s, Inc.	3,142	105,603
		1,611,861

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 13.0%
Anadarko Petroleum Corp.	35,808	$1,906,776
Apache Corp.	13,675	761,287
Chevron Corp.	138,548	14,523,987
Concho Resources, Inc.*	8,862	1,056,971
ConocoPhillips	87,869	3,831,088
Continental Resources, Inc.@*	2,582	116,887
EOG Resources, Inc.	38,619	3,221,597
Exxon Mobil Corp.	238,934	22,397,673
Hess Corp.	22,740	1,366,674
HollyFrontier Corp.	22,068	524,556
Kinder Morgan, Inc.	29,336	549,170
Marathon Oil Corp.	51,156	767,852
Marathon Petroleum Corp.	64,008	2,429,744
Noble Energy, Inc.	35,505	1,273,564
Occidental Petroleum Corp.	28,855	2,180,284
Phillips 66	56,127	4,453,116
Pioneer Natural Resources Co.	5,394	815,627
Range Resources Corp.	603	26,013
Southwestern Energy Co.*	1,031	12,970
Targa Resources Corp.	900	37,926
Tesoro Corp.	15,417	1,155,042
Valero Energy Corp.	76,635	3,908,385
		67,317,189
Pharmaceuticals — 3.8%
Allergan PLC*	14,401	3,327,927
Mallinckrodt PLC*	8,192	497,910
Mylan NV*	19,675	850,747
Pfizer, Inc.	430,824	15,169,313
		19,845,897
Professional Services — 0.1%
Manpowergroup, Inc.	6,208	399,423

Road & Rail — 3.3%
AMERCO	188	70,415
CSX Corp.	143,799	3,750,278
Hertz Global Holdings, Inc.*	46,200	511,434
Kansas City Southern	13,489	1,215,224
Norfolk Southern Corp.	42,348	3,605,085
Union Pacific Corp.	89,902	7,843,950
		16,996,386
Semiconductors & Semiconductor Equipment — 5.2%
First Solar, Inc.@*	7,096	344,014
Intel Corp.	507,318	16,640,030
Lam Research Corp.@	23,431	1,969,610
Marvell Technology Group Ltd.	18,929	180,393
Micron Technology, Inc.*	40,020	550,675
NVIDIA Corp.@	62,745	2,949,643
QUALCOMM, Inc.	74,056	3,967,180
Teradyne, Inc.	18,438	363,044
		26,964,589
Software — 0.8%
Activision Blizzard, Inc.	20,304	804,647
CA, Inc.	75,041	2,463,596
Nuance Communications, Inc.*	2,812	43,952
Symantec Corp.	39,307	807,366
Synopsys, Inc.*	4,316	233,409
		4,352,970
Specialty Retail — 0.4%
Best Buy Co., Inc.@	42,955	1,314,423
Penske Auto Group, Inc.@	4,126	129,804
Staples, Inc.	55,437	477,867
		1,922,094
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	6,403	603,354
Ralph Lauren Corp.@	2,906	260,436
		863,790
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	11,787	176,687

Trading Companies & Distributors — 0.1%
United Rentals, Inc.*	6,445	432,460

Wireless Telecommunication Services — 0.2%
Sprint Corp.@*	29,977	135,796
T-Mobile US, Inc.*	24,396	1,055,615
United States Cellular Corp.*	2,168	85,137
		1,276,548
TOTAL COMMON STOCKS
(Identified Cost $390,417,092)		518,308,683

SHORT-TERM INVESTMENTS — 2.9%
Investment Companies — 0.0%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	104,540	104,540
		104,541
Collateral For Securities On Loan — 2.9%
State Street Navigator Securities
Lending Prime Portfolio	14,721,306	14,721,306

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,825,847)		14,825,847

Total Investments — 102.7%
(Identified Cost $405,242,939)#		533,134,530
Liabilities, Less Cash and Other
Assets — (2.7%)		(13,919,159)
Net Assets — 100.0%		$519,215,371

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $19,966,200.
#

At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $407,089,311. Net unrealized appreciation aggregated $126,045,219 of which $144,276,187 related to appreciated investment securities and $18,230,968 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)+ (Unaudited)

       + Excludes Short-Term Investments

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.9%
AAR Corp.	10,684	$249,365
Aerojet Rocketdyne
Holdings, Inc.@*	15,048	275,077
Aerovironment, Inc.*	6,017	167,273
American Science &
Engineering, Inc.	2,000	74,820
Astronics Corp.*	3,988	132,641
Astronics Corp., Class B@*	1,473	48,786
BWX Technologies, Inc.	27,558	985,750
CPI Aerostructures, Inc.*	1,342	8,253
Cubic Corp.	6,500	261,040
Curtiss-Wright Corp.	8,120	684,110
DigitalGlobe, Inc.*	18,452	394,688
Ducommun, Inc.*	2,055	40,648
Engility Holdings, Inc.*	4,166	87,986
Esterline Technologies Corp.*	7,884	489,123
HEICO Corp.@	5,746	383,890
HEICO Corp., Class A	8,735	468,633
Innovative Solutions &
Support, Inc.*	3,248	9,159
KEYW Holding Corp. (The)*	2,370	23,558
KLX, Inc.*	7,407	229,617
Kratos Defense & Security Solutions,
Inc.@*	13,598	55,752
LMI Aerospace, Inc.*	2,400	19,296
Mercury Systems, Inc.*	8,267	205,518
Moog, Inc., Class A*	8,996	485,064
National Presto Industries, Inc.	918	86,613
SIFCO Industries, Inc.*	1,187	11,716
Sparton Corp.*	1,324	28,823
Taser International, Inc.@*	13,491	335,656
Teledyne Technologies, Inc.*	4,654	460,979
Triumph Group, Inc.@	4,483	159,147
Vectrus, Inc.*	1,715	48,860
		6,911,841
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	13,990	181,311
Atlas Air Worldwide Holdings, Inc.*	6,303	261,070
Echo Global Logistics, Inc.*	6,133	137,502
Forward Air Corp.	6,951	309,528
HUB Group, Inc., Class A*	11,481	440,526
Park-Ohio Holdings Corp.	3,058	86,480
Radiant Logistics, Inc.*	5,730	17,190
XPO Logistics, Inc.@*	8,234	216,225
		1,649,832
Airlines — 0.6%
Allegiant Travel Co.	4,342	657,813
ATA Holdings Corp.§~*	600	—
Copa Holdings SA, Class A@	2,280	119,153
Hawaiian Holdings, Inc.*	12,656	480,422
JetBlue Airways Corp.*	5,689	94,210
Skywest, Inc.	12,976	343,345
Spirit Airlines, Inc.@*	8,902	399,432
		2,094,375
Auto Components — 1.3%
American Axle & Manufacturing
Holdings, Inc.*	18,411	266,591
Cooper Tire & Rubber Co.	15,551	463,731
Cooper-Standard Holding, Inc.*	1,808	142,814
Dana Holding Corp.	32,214	340,180
Dorman Products, Inc.@*	8,380	479,336
Drew Industries, Inc.	5,572	472,729
Federal-Mogul Holdings Corp.*	13,611	113,107
Fox Factory Holding Corp.*	6,593	114,520
Gentherm, Inc.*	9,644	330,307
Horizon Global Corp.*	4,893	55,536
Modine Manufacturing Co.*	11,514	101,323
Motorcar Parts of America, Inc.*	4,392	119,375
Shiloh Industries, Inc.*	3,600	26,244
Spartan Motors, Inc.	6,900	43,194
Standard Motor Products, Inc.	8,131	323,451
Stoneridge, Inc.*	7,998	119,490
Strattec Security Corp.	700	28,539
Superior Industries
International, Inc.	6,600	176,748
Sypris Solutions, Inc.*	4,000	3,400
Tenneco, Inc.*	14,371	669,832
Tower International, Inc.	4,282	88,124
Visteon Corp.	7,195	473,503
		4,952,074
Automobiles — 0.3%
Thor Industries, Inc.	13,300	861,042
Winnebago Industries, Inc.@	6,500	148,980
		1,010,022
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class A@*	1,852	316,747
Coca-Cola Bottling Co.,
Consolidated@	1,262	186,107
Craft Brew Alliance, Inc.*	3,511	40,447
MGP Ingredients, Inc.	5,072	193,903
National Beverage Corp.*	10,920	685,885
Primo Water Corp.*	5,910	69,797
		1,492,886
Biotechnology — 0.7%
Acorda Therapeutics, Inc.*	12,403	316,339
Adamas Pharmaceuticals, Inc.@*	2,419	36,624
AMAG Pharmaceuticals, Inc.*	2,638	63,101
Amicus Therapeutics, Inc.*	1,429	7,802
Aviragen Therapeutics, Inc.*	1,516	2,122
BioSpecifics Technologies Corp.*	718	28,677
Catalyst Biosciences, Inc.@	251	382
Concert Pharmaceuticals, Inc.*	3,010	33,802
Emergent BioSolutions, Inc.*	9,812	275,913
Five Prime Therapeutics, Inc.*	3,443	142,368
Insys Therapeutics, Inc.@*	11,096	143,582
Ligand Pharmaceuticals, Inc.@*	3,532	421,262
Molecular Insight Pharmaceuticals,
Inc.§~*	3,500	—

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Myriad Genetics, Inc.@*	19,349	$592,079
PDL BioPharma, Inc.	18,702	58,724
Repligen Corp.*	9,894	270,700
Rigel Pharmaceuticals, Inc.*	9,661	21,544
Spectrum Pharmaceuticals, Inc.*	12,000	78,840
Tonix Pharmaceuticals
Holding Corp.@*	1,845	3,672
Vitae Pharmaceuticals, Inc.@*	1,720	18,559
Zafgen, Inc.*	470	2,815
		2,518,907
Building Products — 1.4%
AAON, Inc.	14,109	388,139
Advanced Drainage Systems, Inc.@	7,681	210,229
American Woodmark Corp.*	4,423	293,599
Apogee Enterprises, Inc.@	9,100	421,785
Armstrong Flooring, Inc.@*	6,993	118,531
Armstrong World Industries, Inc.*	13,353	522,770
Builders FirstSource, Inc.*	24,352	273,960
Continental Building Products, Inc.*	9,323	207,250
Gibraltar Industries, Inc.*	8,000	252,560
Griffon Corp.	12,945	218,253
Insteel Industries, Inc.	4,000	114,360
NCI Building Systems, Inc.*	10,772	172,244
Patrick Industries, Inc.*	3,786	228,258
PGT, Inc.*	12,843	132,283
Ply Gem Holdings, Inc.*	8,255	120,275
Quanex Building Products Corp.	9,211	171,233
Simpson Manufacturing Co., Inc.	12,600	503,622
Trex Co., Inc.*	8,162	366,637
Universal Forest Products, Inc.	5,500	509,795
		5,225,783
Capital Markets — 1.5%
Artisan Partners Asset Management,
Inc., Class A@	9,304	257,535
Associated Capital Group, Inc.,
Class A	1,700	48,756
BGC Partners, Inc., Class A	53,525	466,203
Calamos Asset Management, Inc.,
Series A	5,037	36,821
Cohen & Steers, Inc.	7,453	301,399
Cowen Group, Inc., Class A*	24,525	72,594
Evercore Partners, Inc., Class A	9,789	432,576
Federated Investors, Inc., Class B	20,626	593,616
Financial Engines, Inc.	1,509	39,038
GAMCO Investors, Inc., Class A	1,700	55,709
Greenhill & Co., Inc.@	7,133	114,841
Interactive Brokers Group,
Inc., Class A	16,151	571,745
Intl FCStone, Inc.*	3,859	105,312
Investment Technology Group, Inc.	9,700	162,184
Janus Capital Group, Inc.	44,921	625,300
KCG Holdings, Inc., Class A*	13,474	179,204
Ladenburg Thalmann Financial
Services, Inc.@*	16,604	39,186
Manning & Napier, Inc.	2,524	23,978
Moelis & Co., Class A	3,839	86,378
NorthStar Asset Management
Group, Inc.	16,759	171,109
OM Asset Management PLC	727	9,706
Oppenheimer Holdings, Inc., Class A	2,133	32,976
Piper Jaffray Cos.*	4,033	152,044
Pzena Investment Management, Inc.,
Class A	1,895	14,421
Safeguard Scientifics, Inc.*	4,701	58,716
Silvercrest Asset Management Group,
Inc., Class A	759	9,290
Stifel Financial Corp.*	12,616	396,773
Teton Advisors, Inc.@	25	1,075
Virtus Investment Partners, Inc.@	1,071	76,234
Waddell & Reed Financial,
Inc., Class A	442	7,611
Westwood Holdings Group, Inc.	713	36,933
WisdomTree Investments, Inc.@	32,848	321,582
		5,500,845
Chemicals — 2.6%
A. Schulman, Inc.	6,827	166,715
American Vanguard Corp.	6,233	94,181
Axiall Corp.	12,232	398,886
Balchem Corp.	7,283	434,431
Cabot Corp.	9,527	435,003
Calgon Carbon Corp.	17,075	224,536
Chase Corp.	1,800	106,326
Chemtura Corp.*	28,509	752,067
Core Molding Technologies, Inc.*	1,500	20,475
Ferro Corp.*	33,688	450,745
Flotek Industries, Inc.@*	15,037	198,488
FutureFuel Corp.	10,473	113,946
H.B. Fuller Co.	13,143	578,161
Hawkins, Inc.	1,824	79,180
Huntsman Corp.	3,876	52,132
Innophos Holdings, Inc.	5,400	227,934
Innospec, Inc.	5,850	269,042
Intrepid Potash, Inc.*	10,268	14,786
KMG Chemicals, Inc.	2,500	64,975
Koppers Holdings, Inc.*	4,597	141,266
Kraton Performance
Polymers, Inc.*	6,776	189,254
Kronos Worldwide, Inc.@	10,857	56,999
LSB Industries, Inc.@*	5,556	67,117
Minerals Technologies, Inc.	9,665	548,972
Northern Technologies
International Corp.*	800	8,832
Olin Corp.	18,956	470,867
Omnova Solutions, Inc.*	11,640	84,390
PolyOne Corp.	32,103	1,131,310
Quaker Chemical Corp.	3,387	302,120
Rayonier Advanced Materials, Inc.	4,132	56,154
Sensient Technologies Corp.	15,305	1,087,267
Stepan Co.	3,991	237,584
Trecora Resources*	3,438	35,858

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Chemicals (Continued)
Tredegar Corp.	8,700	$140,244
Trinseo SA*	2,763	118,616
Tronox Ltd., Class A	11,384	50,203
Valhi, Inc.@	1,644	2,581
		9,411,643
Commercial Banks — 10.1%
1st Source Corp.	7,264	235,281
Access National Corp.@	1,032	20,134
American National
Bankshares, Inc.	1,452	36,561
Ameris Bancorp	8,213	243,926
AmeriServ Financial, Inc.	4,400	13,288
Arrow Financial Corp.@	2,750	83,298
Associated Banc-Corp.	38,219	655,456
Banc of California, Inc.@	7,723	139,786
Bancfirst Corp.	3,000	180,960
Bancorp, Inc. (The)*	8,408	50,616
BancorpSouth, Inc.	29,895	678,318
Bank of Hawaii Corp.@	13,708	943,110
Bank of the Ozarks, Inc.@	20,422	766,233
BankUnited, Inc.	10,939	336,046
Banner Corp.	6,700	285,018
Bar Harbor Bankshares@	678	23,798
BBCN Bancorp, Inc.	19,638	292,999
Berkshire Hills Bancorp, Inc.	6,399	172,261
BNC Bancorp	5,605	127,290
Boston Private Financial
Holdings, Inc.	21,569	254,083
Bridge Bancorp, Inc.	400	11,360
Brookline Bancorp, Inc.	18,706	206,327
Bryn Mawr Bank Corp.	2,508	73,234
Camden National Corp.	2,000	84,000
Capital Bank Financial Corp.,
Class A@	6,376	183,629
Capital City Bank Group, Inc.	664	9,243
Cardinal Financial Corp.	8,280	181,663
Cascade Bancorp*	9,720	53,849
Cathay General Bancorp	21,914	617,975
Centerstate Banks, Inc.	9,586	150,980
Central Pacific Financial Corp.	7,849	185,236
Century Bancorp, Inc., Class A	200	8,466
Chemical Financial Corp.	8,231	306,934
Citizens & Northern Corp.	852	17,227
City Holding Co.@	6,502	295,646
CNB Financial Corp.	1,780	31,684
CoBiz Financial, Inc.	8,151	95,367
Columbia Banking System, Inc.	14,910	418,375
Community Bank System, Inc.	9,634	395,861
Community Trust Bancorp, Inc.	4,634	160,614
Connectone Bancorp, Inc.	3,802	59,653
CU Bancorp*	600	13,638
Customers Bancorp, Inc.*	5,348	134,395
CVB Financial Corp.	27,325	447,857
Eagle Bancorp, Inc.*	6,777	326,041
Enterprise Bancorp, Inc.@	313	7,509
Enterprise Financial Services Corp.	3,156	88,021
FCB Financial Holdings,
Inc., Class A*	5,732	194,888
Fidelity Southern Corp.	4,616	72,333
Financial Institutions, Inc.	3,105	80,947
First Bancorp, Inc.	1,683	36,252
First Bancorp/Puerto Rico*	35,131	139,470
First Bancorp/Southern Pines NC	3,400	59,772
First Busey Corp.	7,922	169,452
First Business Financial
Services, Inc.	551	12,932
First Citizens Bancshares, Inc.,
Class A	295	76,378
First Commonwealth
Financial Corp.	23,740	218,408
First Community Bancshares, Inc.	3,962	88,907
First Financial Bancorp	15,133	294,337
First Financial Bankshares, Inc.@	13,804	452,633
First Financial Corp.	2,698	98,801
First Financial Northwest, Inc.	2,239	29,734
First Horizon National Corp.	40,167	553,501
First Interstate Bancsystem, Inc.	5,224	146,794
First Merchants Corp.	8,330	207,667
First Midwest Bancorp, Inc.	18,632	327,178
First NBC Bank Holding Co.*	4,253	71,408
First Niagara Financial Group, Inc.	80,008	779,278
First of Long Island Corp. (The)	136	3,899
FirstMerit Corp.	25,834	523,655
Flushing Financial Corp.	7,140	141,943
FNB Corp.	54,993	689,612
Fulton Financial Corp.	44,920	606,420
German American Bancorp, Inc.	2,400	76,728
Glacier Bancorp, Inc.	19,481	517,805
Great Southern Bancorp, Inc.	3,025	111,834
Great Western Bancorp, Inc.	71	2,239
Guaranty Bancorp	1,560	26,052
Hancock Holding Co.	17,160	448,048
Hanmi Financial Corp.	8,053	189,165
Heartland Financial USA, Inc.	5,400	190,566
Heritage Commerce Corp.	4,640	48,859
Heritage Financial Corp.	4,068	71,515
Heritage Oaks Bancorp	1,418	11,259
Hilltop Holdings, Inc.*	25,969	545,089
Home Bancshares, Inc.	36,276	717,902
HomeTrust Bancshares, Inc.*	701	12,969
Horizon Bancorp	466	11,715
Iberiabank Corp.	9,378	560,148
Independent Bank Corp.	4,840	221,188
International Bancshares Corp.	15,750	410,917
Lakeland Bancorp, Inc.	6,732	76,610
Lakeland Financial Corp.	3,370	158,424
LegacyTexas Financial Group, Inc.	11,096	298,593
Macatawa Bank Corp.	3,307	24,538
MainSource Financial Group, Inc.	4,530	99,887
MB Financial, Inc.	19,316	700,784
MBT Financial Corp.	5,012	40,096
See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Commercial Banks (Continued)
Mercantile Bank Corp.	1,265	$30,183
Merchants Bancshares, Inc.	1,081	32,949
Midsouth Bancorp, Inc.@	2,100	21,084
National Bank Holdings Corp.,
Class A	5,759	117,253
NBT Bancorp, Inc.	10,025	287,016
Northrim Bancorp, Inc.	664	17,457
OFG Bancorp	10,569	87,723
Old National Bancorp	29,051	364,009
Opus Bank	3,480	117,624
Pacific Continental Corp.	3,047	47,868
Pacific Mercantile Bancorp*	2,500	17,750
Pacific Premier Bancorp, Inc.*	5,398	129,552
Park National Corp.	3,450	316,641
Park Sterling Corp.	6,835	48,460
Peapack Gladstone
Financial Corp.	1,668	30,875
Penns Woods Bancorp, Inc.@	476	19,987
Peoples Bancorp, Inc.	2,300	50,117
Pinnacle Financial Partners, Inc.	9,240	451,374
Popular, Inc.	16,479	482,835
Preferred Bank	1,791	51,715
Premier Financial Bancorp, Inc.	1,256	21,164
Private Bancorp, Inc.	19,760	870,033
Prosperity Bancshares, Inc.	8,776	447,488
Renasant Corp.	8,712	281,659
Republic Bancorp, Inc., Class A	7,344	202,915
S&T Bancorp, Inc.	8,302	202,984
Sandy Spring Bancorp, Inc.	6,300	183,078
Seacoast Banking Corp. of Florida*	5,291	85,926
Select Bancorp, Inc.*	200	1,616
ServisFirst Bancshares, Inc.@	2,889	142,688
Sierra Bancorp	2,405	40,139
Simmons First National Corp.,
Class A	5,764	266,210
South State Corp.	4,736	322,285
Southside Bancshares, Inc.@	5,994	185,316
Southwest Bancorp, Inc.	3,700	62,641
State Bank Financial Corp.	4,771	97,090
Sterling Bancorp	32,230	506,011
Stock Yards Bancorp, Inc.	4,336	122,405
Suffolk Bancorp	3,195	100,035
Sun Bancorp, Inc.@*	1,133	23,408
Synovus Financial Corp.	6,901	200,060
Talmer Bancorp, Inc., Class A	12,496	239,548
TCF Financial Corp.	43,473	549,933
Texas Capital Bancshares, Inc.*	11,663	545,362
Tompkins Financial Corp.@	2,420	157,300
TowneBank	6,582	142,506
Trico Bancshares	4,164	114,926
Trustmark Corp.@	17,352	431,197
UMB Financial Corp.@	11,656	620,216
Umpqua Holdings Corp.	11,276	174,440
Union Bankshares Corp.	9,688	239,390
United Bankshares, Inc.@	17,021	638,458
United Community Banks, Inc.	15,888	290,592
Univest Corp. of Pennsylvania	3,100	65,162
Valley National Bancorp	57,348	523,014
Washington Trust Bancorp, Inc.	3,000	113,760
Webster Financial Corp.	20,599	699,336
WesBanco, Inc.	8,410	261,131
West Bancorp, Inc.	4,412	82,019
Westamerica Bancorp@	6,329	311,767
Western Alliance Bancorp*	26,478	864,507
Wilshire Bancorp, Inc.	21,279	221,727
Wintrust Financial Corp.	11,283	575,433
Yadkin Financial Corp.	6,563	164,666
		36,866,788
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	13,762	502,038
ACCO Brands Corp.*	26,340	272,092
ARC Document Solutions, Inc.*	11,111	43,222
Brady Corp., Class A	11,602	354,557
Brink’s Co. (The)	11,715	333,760
Casella Waste Systems, Inc.,
Class A*	12,740	100,009
Ceco Environmental Corp.	5,528	48,315
Civeo Corp.*	7,095	12,771
Clean Harbors, Inc.*	12,448	648,665
Command Security Corp.*	4,300	11,481
Covanta Holding Corp.@	31,607	519,935
Deluxe Corp.@	14,690	974,975
Ennis, Inc.	5,800	111,244
Essendant, Inc.	12,825	391,932
Fuel Tech, Inc.*	4,500	6,660
G&K Services, Inc., Class A	4,600	352,222
Healthcare Services Group, Inc.	15,886	657,363
Heritage-Crystal Clean, Inc.*	712	8,694
Herman Miller, Inc.	14,286	427,009
HNI Corp.	11,460	532,775
Innerworkings, Inc.@*	6,281	51,944
Interface, Inc.	19,482	297,101
Intersections, Inc.@*	3,104	6,643
Kimball International, Inc., Class B	6,956	79,159
Knoll, Inc.	12,851	312,022
Matthews International Corp.,
Class A	8,044	447,568
Mcgrath Rentcorp	5,300	162,127
Mobile Mini, Inc.@	14,147	490,052
MSA Safety, Inc.	8,900	467,517
Multi-Color Corp.	4,321	273,951
NL Industries, Inc.*	5,586	14,356
Performant Financial Corp.*	7,231	11,714
Quad/Graphics, Inc.	4,591	106,924
R.R. Donnelley & Sons Co.@	24,828	420,090
SP Plus Corp.*	4,000	90,320
Steelcase, Inc., Class A	26,730	362,726
Team, Inc.@*	8,031	199,410
Tetra Tech, Inc.	15,308	470,644
TRC Cos., Inc.*	7,000	44,240
UniFirst Corp.	3,000	347,160
US Ecology, Inc.	5,445	250,198
Versar, Inc.*	2,000	2,160

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Commercial Services & Supplies (Continued)
Viad Corp.	4,500	$139,500
Virco Manufacturing Corp.*	2,494	10,849
VSE Corp.	850	56,780
West Corp.	18,378	361,312
		11,786,186
Communications Equipment — 1.8%
ADTRAN, Inc.	11,787	219,828
Bel Fuse, Inc., Class B	1,890	33,604
Black Box Corp.	3,700	48,396
Brocade Communications Systems, Inc.	3,198	29,358
CalAmp Corp.*	8,909	131,942
Calix, Inc.*	13,728	94,860
Ciena Corp.*	31,072	582,600
Clearfield, Inc.@*	1,600	28,624
Communications Systems, Inc.	1,418	9,883
Comtech Telecommunications Corp.	4,325	55,533
Digi International, Inc.*	7,600	81,548
EMCORE Corp.*	4,428	26,302
Extreme Networks, Inc.*	21,668	73,455
Finisar Corp.*	25,900	453,509
Harmonic, Inc.@*	24,420	69,597
Infinera Corp.@*	22,351	252,119
InterDigital, Inc.@	9,067	504,851
Ixia*	18,986	186,443
KVH Industries, Inc.*	5,534	42,612
Lumentum Holdings, Inc.*	9,511	230,166
Netgear, Inc.*	8,512	404,661
NetScout Systems, Inc.*	9,870	219,608
Oclaro, Inc.@*	3,313	16,167
Optical Cable Corp.	374	830
PC-Tel, Inc.	4,100	19,311
Plantronics, Inc.	11,657	512,908
Polycom, Inc.*	35,376	397,980
Relm Wireless Corp.	2,000	10,180
ShoreTel, Inc.*	15,222	101,835
Sonus Networks, Inc.*	12,780	111,058
Tessco Technologies, Inc.	1,000	13,890
Ubiquiti Networks, Inc.@*	15,189	587,207
Viasat, Inc.@*	11,938	852,373
Viavi Solutions, Inc.@*	47,559	315,316
		6,718,554
Computers & Peripherals — 0.7%
AstroNova, Inc.	1,572	23,926
Avid Technology, Inc.*	8,265	48,020
Concurrent Computer Corp.	1,362	7,110
Cray, Inc.*	9,970	298,302
Diebold, Inc.@	14,553	361,351
Electronics for Imaging, Inc.*	12,878	554,269
Immersion Corp.@*	3,781	27,753
Intevac, Inc.*	4,883	27,735
Lexmark International, Inc., Class A	16,040	605,510
NCR Corp.*	5,917	164,315
Super Micro Computer, Inc.*	11,510	286,024
Transact Technologies, Inc.	1,515	12,150
USA Technologies, Inc.@*	1,931	8,245
		2,424,710
Construction & Engineering — 1.4%
Aegion Corp.*	10,061	196,290
Ameresco, Inc., Class A*	4,779	20,884
Argan, Inc.	3,618	150,943
Comfort Systems USA, Inc.	8,930	290,850
Dycom Industries, Inc.@*	9,800	879,648
EMCOR Group, Inc.	15,815	779,047
Goldfield Corp. (The)*	2,184	7,164
Granite Construction, Inc.	9,422	429,172
Great Lakes Dredge & Dock Corp.*	15,377	67,044
IES Holdings, Inc.*	2,549	31,659
KBR, Inc.	27,114	358,989
Layne Christensen Co.*	1,221	9,890
MasTec, Inc.*	22,810	509,119
MYR Group, Inc.*	5,749	138,436
Northwest Pipe Co.*	1,895	20,428
NV5 Global, Inc.*	426	12,115
Orion Marine Group, Inc.*	5,671	30,113
Primoris Services Corp.	16,878	319,501
Sterling Construction Co., Inc.*	3,741	18,368
Tutor Perini Corp.*	11,189	263,501
Valmont Industries, Inc.	5,127	693,529
		5,226,690
Construction Materials — 0.3%
Eagle Materials, Inc.	5,410	417,382
Headwaters, Inc.*	19,917	357,311
United States Lime & Minerals, Inc.	1,679	99,044
US Concrete, Inc.@*	3,055	186,080
		1,059,817
Consumer Finance — 0.7%
Asta Funding, Inc.*	2,600	27,482
Atlanticus Holdings Corp.*	5,476	15,935
Cash America International, Inc.	7,015	298,979
Consumer Portfolio Services, Inc.*	7,272	27,415
Encore Capital Group, Inc.@*	6,224	146,451
Enova International, Inc.@*	6,418	47,236
Ezcorp, Inc., Class A*	9,217	69,680
First Cash Financial Services, Inc.	7,567	388,414
First Marblehead Corp. (The)*	1,803	8,763
Green Dot Corp., Class A*	12,631	290,387
Nelnet, Inc., Class A	9,709	337,388
PRA Group, Inc.@*	12,540	302,716
SLM Corp.*	54,321	335,704
World Acceptance Corp.*	3,636	165,802
		2,462,352
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,000	80,460
Greif, Inc., Class A	4,826	179,865
Greif, Inc., Class B@	42	2,299

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Myers Industries, Inc.	8,017	$115,445
Silgan Holdings, Inc.	7,209	370,975
		749,044
Distributors — 0.5%
Core-Mark Holding Co., Inc.	11,498	538,796
Pool Corp.	13,286	1,249,283
VOXX International Corp.*	4,800	13,392
Weyco Group, Inc.	690	19,168
		1,820,639
Diversified Consumer Services — 0.9%
American Public Education, Inc.*	3,569	100,289
Apollo Education Group, Inc.*	24,712	225,373
Ascent Capital Group, Inc.,
Class A*	2,620	40,322
Bridgepoint Education, Inc.*	11,558	83,680
Bright Horizons Family
Solutions, Inc.*	5,552	368,153
Cambium Learning Group, Inc.*	1,370	6,179
Capella Education Co.	2,200	115,808
Career Education Corp.*	17,065	101,537
Carriage Services, Inc.	5,101	120,792
Collectors Universe, Inc.	1,242	24,529
DeVry Education Group, Inc.@	15,103	269,438
Grand Canyon Education, Inc.*	13,010	519,359
Houghton Mifflin Harcourt Co.*	29,496	461,022
K12, Inc.*	7,149	89,291
Regis Corp.*	11,780	146,661
Sotheby’s, Class A@	14,093	386,148
Strayer Education, Inc.@*	2,275	111,771
Universal Technical Institute, Inc.	5,900	13,334
		3,183,686
Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.	650	10,517
FNFV Group*	3,237	37,128
Gain Capital Holdings, Inc.	8,775	55,458
MarketAxess Holdings, Inc.	9,469	1,376,793
Marlin Business Services Corp.	2,800	45,640
NewStar Financial, Inc.*	13,144	110,672
Pico Holdings, Inc.*	2,982	28,210
Resource America, Inc., Class A	5,298	51,497
		1,715,915
Diversified Telecommunication Services — 0.7%
8x8, Inc.*	3,573	52,201
Alaska Communications Systems
Group, Inc.*	2,448	4,162
ATN International, Inc.	3,600	280,116
Cincinnati Bell, Inc.*	51,900	237,183
Cogent Communications
Holdings, Inc.@	11,951	478,757
Consolidated Communications
Holdings, Inc.@	13,459	366,623
FairPoint Communications, Inc.*	2,220	32,590
General Communication, Inc.,
Class A*	14,261	225,324
Hawaiian Telcom Holdco, Inc.*	187	3,962
IDT Corp., Class B	7,234	102,650
Inteliquent, Inc.	8,954	178,095
Intelsat SA*	9,141	23,584
Lumos Networks Corp.*	5,326	64,445
Orbcomm, Inc.*	15,007	149,320
Straight Path Communications, Inc.,
Class B@*	3,617	100,082
Vonage Holdings Corp.*	52,898	322,678
		2,621,772
Electric Utilities — 1.5%
Allete, Inc.	11,617	750,807
El Paso Electric Co.	11,005	520,206
Empire District Electric Co. (The)	11,448	388,889
Genie Energy Ltd., Class B	4,900	33,173
Hawaiian Electric Industries, Inc.	18,884	619,206
IDACORP, Inc.	11,549	939,511
MGE Energy, Inc.	7,437	420,302
Otter Tail Corp.	8,433	282,421
PNM Resources, Inc.	21,371	757,388
Portland General Electric Co.	18,737	826,677
Spark Energy, Inc., Class A	1,000	33,050
		5,571,630
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	1,600	37,216
AZZ, Inc.	6,246	374,635
Babcock & Wilcox
Enterprises, Inc.*	6,318	92,811
Encore Wire Corp.	5,600	208,768
EnerSys	12,221	726,783
Espey Manufacturing &
Electronics Corp.	565	14,696
Generac Holdings, Inc.@*	15,486	541,391
General Cable Corp.@	11,120	141,335
LSI Industries, Inc.	4,900	54,243
Orion Energy Systems, Inc.*	3,100	3,596
Powell Industries, Inc.	2,600	102,284
Preformed Line Products Co.	850	34,331
Regal Beloit Corp.	5,521	303,931
Thermon Group Holdings, Inc.*	8,204	157,599
Ultralife Corp.*	3,600	18,036
Vicor Corp.*	7,856	79,110
		2,890,765
Electronic Equipment, Instruments & Components — 3.5%
ADDvantage Technologies
Group, Inc.*	2,400	4,248
Agilysys, Inc.*	6,358	66,568
Anixter International, Inc.*	8,331	443,876
AVX Corp.@	10,195	138,448
Badger Meter, Inc.@	3,000	219,090
Belden, Inc.	13,079	789,579
Benchmark Electronics, Inc.*	6,901	145,956
Cognex Corp.	9,964	429,448
Coherent, Inc.*	6,253	573,900

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
CTS Corp.	9,329	$167,176
Daktronics, Inc.	10,992	68,700
DTS, Inc.*	4,196	110,984
Electro Rent Corp.	6,482	99,888
Electro Scientific Industries, Inc.*	7,067	41,271
ePlus, Inc.*	1,200	98,148
Fabrinet*	9,194	341,281
FARO Technologies, Inc.*	3,877	131,159
FEI Co.	5,416	578,862
Frequency Electronics, Inc.*	1,400	13,020
I.D. Systems, Inc.*	2,750	13,228
IEC Electronics Corp.*	800	3,320
II-VI, Inc.*	21,222	398,125
Insight Enterprises, Inc.*	9,272	241,072
IntriCon Corp.*	1,000	5,340
InvenSense, Inc.*	1,685	10,329
Itron, Inc.*	9,844	424,276
Kemet Corp.*	8,936	26,182
Key Tronic Corp.*	1,700	12,801
Kimball Electronics, Inc.*	5,216	64,939
Knowles Corp.*	11,920	163,066
Littelfuse, Inc.	6,629	783,482
Maxwell Technologies, Inc.@*	7,005	36,986
Mesa Laboratories, Inc.@	860	105,780
Methode Electronics, Inc.	11,077	379,166
MOCON, Inc.	600	8,496
MTS Systems Corp.@	3,800	166,592
Multi-Fineline Electronix, Inc.*	6,500	150,800
NAPCO Security
Technologies, Inc.*	4,850	30,846
Novanta, Inc.*	4,922	74,568
OSI Systems, Inc.*	5,346	310,763
PAR Technology Corp.*	3,000	14,370
Park Electrochemical Corp.	4,194	60,939
PC Connection, Inc.	6,200	147,560
PCM, Inc.*	2,200	24,508
Perceptron, Inc.*	1,100	5,148
Plexus Corp.*	9,156	395,539
QLogic Corp.*	22,113	325,946
Radisys Corp.*	8,500	38,080
Richardson Electronics Ltd.	2,700	14,229
Rofin-Sinar Technologies, Inc.*	6,296	201,094
Rogers Corp.*	3,742	228,636
Sanmina Corp.*	21,944	588,319
Scansource, Inc.*	6,290	233,422
SYNNEX Corp.	9,233	875,473
Systemax, Inc.*	7,400	63,122
Tech Data Corp.*	9,625	691,556
TTM Technologies, Inc.*	20,635	155,382
VeriFone Systems, Inc.*	18,762	347,847
Vishay Intertechnology, Inc.@	34,292	424,878
Vishay Precision Group, Inc.*	4,187	56,190
Wayside Technology Group, Inc.	315	5,689
		12,769,686
Energy Equipment & Services — 1.7%
Archrock, Inc.	20,013	188,522
Atwood Oceanics, Inc.@	9,099	113,919
Basic Energy Services, Inc.@*	11,847	19,903
Bristow Group, Inc.@	9,706	110,745
CARBO Ceramics, Inc.@	4,505	59,015
Dawson Geophysical Co.*	4,211	34,320
Diamond Offshore Drilling, Inc.	4,626	112,551
Dril-Quip, Inc.@*	8,636	504,601
ENGlobal Corp.*	2,100	2,520
Era Group, Inc.*	5,219	49,059
Exterran Corp.*	10,006	128,577
Fairmount Santrol Holdings, Inc.@*	2,299	17,725
Forum Energy Technologies, Inc.*	11,257	194,859
Geospace Technologies Corp.@*	2,574	42,136
Gulf Island Fabrication, Inc.	3,600	24,984
Gulfmark Offshore, Inc., Class A*	6,282	19,663
Helix Energy Solutions Group, Inc.*	25,880	174,949
Hornbeck Offshore
Services, Inc.@*	9,178	76,544
ION Geophysical Corp.@*	2,918	18,179
Matrix Service Co.*	7,238	119,355
McDermott International, Inc.*	51,671	255,255
Mitcham Industries, Inc.*	2,601	9,754
Nabors Industries Ltd.	7,155	71,908
Natural Gas Services Group, Inc.*	2,500	57,250
Newpark Resources, Inc.*	23,432	135,671
Noble Corp. PLC	20,910	172,298
Oceaneering International, Inc.	9,417	281,192
Oil States International, Inc.*	8,226	270,471
Pacific Drilling SA@*	508	3,668
Parker Drilling Co.*	28,864	66,099
Patterson-UTI Energy, Inc.@	31,203	665,248
PHI, Inc.*	2,300	41,124
Pioneer Energy Services Corp.*	14,380	66,148
RigNet, Inc.*	3,277	43,879
Rowan Cos. PLC, Class A@	20,417	360,564
RPC, Inc.@	28,654	444,997
SEACOR Holdings, Inc.*	5,019	290,851
Superior Energy Services, Inc.	20,228	372,397
Tesco Corp.@	7,514	50,269
Tetra Technologies, Inc.*	17,573	111,940
Tidewater, Inc.@	7,841	34,579
Unit Corp.*	6,472	100,704
US Silica Holdings, Inc.	13,049	449,799
		6,368,191
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	8,013	284,782
Chefs’ Warehouse Inc. (The)*	5,365	85,840
Ingles Markets, Inc., Class A	2,846	106,156
Natural Grocers by Vitamin
Cottage, Inc.@*	2,967	38,719
PriceSmart, Inc.@	7,615	712,536
Smart & Final Stores, Inc.*	220	3,276
SpartanNash Co.	9,360	286,229

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
SUPERVALU, Inc.*	63,930	$301,750
United Natural Foods, Inc.*	5,073	237,416
Village Super Market, Inc., Class A	1,118	32,299
Weis Markets, Inc.	6,390	323,014
		2,412,017
Food Products — 2.2%
B&G Foods, Inc.	14,705	708,781
Cal-Maine Foods, Inc.@	10,494	465,094
Calavo Growers, Inc.	5,041	337,747
Coffee Holding Co., Inc.*	600	3,390
Darling Ingredients, Inc.*	37,935	565,232
Dean Foods Co.@	22,086	399,536
Farmer Bros. Co.*	3,200	102,592
Fresh Del Monte Produce, Inc.@	16,722	910,179
Inventure Foods, Inc.@*	3,661	28,592
J&J Snack Foods Corp.	4,900	584,423
John B. Sanfilippo & Son, Inc.	2,650	112,970
Lancaster Colony Corp.	7,094	905,265
Landec Corp.*	9,074	97,636
Lifeway Foods, Inc.*	3,800	36,746
Omega Protein Corp.*	5,237	104,688
Post Holdings, Inc.*	11,302	934,562
Rocky Mountain Chocolate
Factory, Inc.	1,260	12,789
Sanderson Farms, Inc.	6,194	536,648
Seneca Foods Corp., Class A*	1,249	45,226
Snyders-Lance, Inc.	22,038	746,868
Tootsie Roll Industries, Inc.@	7,736	298,068
TreeHouse Foods, Inc.*	534	54,815
		7,991,847
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	3,064	202,775
Delta Natural Gas Co., Inc.	400	10,776
Gas Natural, Inc.	836	5,844
New Jersey Resources Corp.	21,532	830,059
Northwest Natural Gas Co.	6,553	424,765
ONE Gas, Inc.	13,428	894,170
Piedmont Natural Gas Co., Inc.	9,873	593,565
RGC Resources, Inc.	400	9,708
South Jersey Industries, Inc.	17,084	540,196
Southwest Gas Corp.	11,874	934,603
Spire, Inc.	11,344	803,609
WGL Holdings, Inc.	12,554	888,698
		6,138,768
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.	5,104	241,062
Accuray, Inc.*	13,299	69,022
Alere, Inc.*	13,837	576,726
Analogic Corp.	3,627	288,129
Angiodynamics, Inc.*	8,705	125,091
Anika Therapeutics, Inc.*	4,100	219,965
Atrion Corp.	566	242,169
Bovie Medical Corp.*	4,900	8,036
Cantel Medical Corp.	10,310	708,606
Conmed Corp.	7,150	341,269
CryoLife, Inc.	7,199	85,020
Cutera, Inc.*	2,299	25,772
Cynosure, Inc., Class A*	6,160	299,653
Exactech, Inc.*	2,535	67,786
Globus Medical, Inc., Class A@*	18,325	436,685
Haemonetics Corp.*	12,126	351,533
Halyard Health, Inc.*	6,888	223,998
Hill-Rom Holdings, Inc.	13,533	682,740
ICU Medical, Inc.*	4,198	473,324
Inogen, Inc.@*	3,628	181,799
Integer Holdings Corp.*	7,181	222,108
Integra LifeSciences
Holdings Corp.*	8,892	709,404
Invacare Corp.@	7,217	87,542
Iridex Corp.*	671	9,924
LeMaitre Vascular, Inc.	6,218	88,731
LivaNova PLC*	6,138	308,312
Masimo Corp.*	13,405	703,963
Meridian Bioscience, Inc.@	9,934	193,713
Merit Medical Systems, Inc.*	11,860	235,184
Misonix, Inc.*	2,200	11,088
Natus Medical, Inc.*	8,702	328,936
Neogen Corp.*	8,095	455,344
NuVasive, Inc.*	11,981	715,505
Nuvectra Corp.*	2,393	17,708
OraSure Technologies, Inc.*	9,164	54,159
Orthofix International NV*	3,915	165,996
Quidel Corp.@*	8,803	157,221
RTI Surgical, Inc.*	13,049	46,846
SeaSpine Holdings Corp.*	2,964	31,063
Span-America Medical Systems, Inc.	500	8,945
SurModics, Inc.*	3,700	86,876
Symmetry Surgical, Inc.*	2,210	29,017
Utah Medical Products, Inc.	831	52,353
Vascular Solutions, Inc.*	6,160	256,626
Wright Medical Group NV*	13,305	231,108
		10,856,057
Health Care Providers & Services — 2.8%
Aceto Corp.	8,918	195,215
Addus HomeCare Corp.*	1,435	25,012
Adeptus Health, Inc., Class A@*	2,200	113,652
Air Methods Corp.@*	10,444	374,208
Alliance HealthCare Services, Inc.*	190	1,186
Almost Family, Inc.*	1,325	56,458
Amedisys, Inc.@*	7,641	385,718
AMN Healthcare Services, Inc.*	12,336	493,070
Amsurg Corp.*	7,305	566,430
BioScrip, Inc.*	9,341	23,820
BioTelemetry, Inc.*	8,270	134,801
Capital Senior Living Corp.*	9,398	166,063
Chemed Corp.@	6,067	826,993
Corvel Corp.*	5,100	220,218
Cross Country Healthcare, Inc.*	4,177	58,144
Digirad Corp.	2,100	10,815
Diplomat Pharmacy, Inc.@*	1,279	44,765
Ensign Group, Inc. (The)	12,996	273,046

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
ExamWorks Group, Inc.*	9,694	$337,836
Five Star Quality Care, Inc.*	6,584	15,407
Genesis Healthcare, Inc.*	4,555	8,062
Hanger, Inc.*	7,260	53,942
HealthSouth Corp.	10,867	421,857
Healthways, Inc.*	9,735	112,439
Kindred Healthcare, Inc.	17,194	194,120
Landauer, Inc.@	300	12,348
LHC Group, Inc.*	3,800	164,464
LifePoint Health, Inc.*	11,638	760,776
Magellan Health, Inc.*	10,302	677,563
Medcath Corp.§~*	3,122	—
Molina Healthcare, Inc.@*	10,975	547,652
National Healthcare Corp.	3,000	194,220
National Research Corp.,
Class A@	4,425	60,622
National Research Corp.,
Class B	737	24,461
Nobilis Health Corp.@*	1,318	2,939
Owens & Minor, Inc.@	19,632	733,844
PharMerica Corp.*	7,236	178,440
Providence Service Corp. (The)*	4,498	201,870
RadNet, Inc.*	9,750	52,065
Select Medical Holdings Corp.*	33,903	368,526
Surgical Care Affiliates, Inc.*	8,633	411,535
Tenet Healthcare Corp.*	12,388	342,404
Triple-S Management Corp.,
Class B*	5,369	131,165
U.S. Physical Therapy, Inc.	2,650	159,556
Universal American Corp.	17,673	133,961
		10,271,688
Health Care Technology — 0.5%
Allscripts Healthcare
Solutions, Inc.*	45,022	571,780
Arrhythmia Research
Technology, Inc.*	200	880
Computer Programs &
Systems, Inc.	2,670	106,586
HealthStream, Inc.*	6,062	160,764
HMS Holdings Corp.*	20,254	356,673
Omnicell, Inc.*	8,824	302,046
Quality Systems, Inc.	14,776	175,982
Simulations Plus, Inc.	2,102	15,891
Veeva Systems, Inc., Class A@*	8,290	282,855
		1,973,457
Hotels, Restaurants & Leisure — 4.3%
Belmond Ltd., Class A*	24,303	240,600
Biglari Holdings, Inc.*	1	403
BJ’s Restaurants, Inc.*	6,741	295,458
Bloomin’ Brands, Inc.	28,360	506,793
Bob Evans Farms, Inc.	8,100	307,395
Bravo Brio Restaurant Group, Inc.*	4,343	35,569
Brinker International, Inc.	14,448	657,817
Buffalo Wild Wings, Inc.@*	4,994	693,916
Carrols Restaurant Group, Inc.*	8,600	102,340
Cheesecake Factory, Inc. (The)@	14,048	676,271
Choice Hotels International, Inc.	13,792	656,775
Churchill Downs, Inc.	1,540	194,594
Chuy’s Holdings, Inc.@*	3,442	119,128
ClubCorp Holdings, Inc.	13,876	180,388
Cracker Barrel Old Country
Store, Inc.@	5,724	981,494
Dave & Buster’s Entertainment,
Inc.@*	8,459	395,797
Del Frisco’s Restaurant
Group, Inc.*	5,669	81,180
Denny’s Corp.*	20,830	223,506
Diamond Resorts
International, Inc.@*	17,046	510,698
DineEquity, Inc.	5,483	464,849
Dover Motorsports, Inc.	4,000	8,680
El Pollo Loco Holdings, Inc.*	2,900	37,700
Famous Dave’s of America, Inc.*	2,145	10,789
Fiesta Restaurant Group, Inc.*	8,023	174,982
Gaming Partners
International Corp.*	1,300	12,090
International Game
Technology PLC@	1,039	19,471
International Speedway Corp.,
Class A	7,848	262,516
Interval Leisure Group, Inc.	19,489	309,875
Intrawest Resorts Holdings, Inc.*	3,033	39,368
Isle of Capri Casinos, Inc.*	5,718	104,754
Jack in the Box, Inc.	10,290	884,117
Jamba, Inc.@*	4,407	45,348
Kona Grill, Inc.@*	1,540	16,509
Krispy Kreme Doughnuts, Inc.*	16,754	351,164
La Quinta Holdings, Inc.@*	25,321	288,659
Luby’s, Inc.*	7,260	36,445
Marcus Corp. (The)	4,500	94,950
Marriott Vacations Worldwide Corp.	8,070	552,714
Monarch Casino & Resort, Inc.*	3,045	66,899
Nathan’s Famous, Inc.*	1,385	61,632
Noodles & Co.@*	810	7,922
Papa John’s International, Inc.@	12,658	860,744
Papa Murphy’s Holdings, Inc.@*	672	4,459
Penn National Gaming, Inc.@*	8,352	116,510
Pinnacle Entertainment, Inc.*	15,578	172,604
Popeyes Louisiana Kitchen, Inc.*	7,361	402,205
Potbelly Corp.*	2,266	28,416
RCI Hospitality Holdings, Inc.	2,209	22,510
Red Lion Hotels Corp.*	4,500	32,670
Red Robin Gourmet Burgers, Inc.*	3,800	180,234
Ruby Tuesday, Inc.*	16,960	61,226
Ruth’s Hospitality Group, Inc.	9,286	148,112
SeaWorld Entertainment, Inc.@	18,699	267,957
Sonic Corp.	13,946	377,239
Speedway Motorsports, Inc.	10,200	181,050
Texas Roadhouse, Inc.@	19,524	890,294
Town Sports International
Holdings, Inc.@*	8,000	21,760
Vail Resorts, Inc.	3,537	488,919
Wendy’s Co. (The)	69,630	669,841
		15,638,305

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,600	$62,244
Beazer Homes USA, Inc.@*	1,643	12,733
CalAtlantic Group, Inc.	10,899	400,102
California Coastal
Communities, Inc.§~*	1,800	—
Cavco Industries, Inc.*	1,100	103,070
Century Communities, Inc.*	614	10,647
CSS Industries, Inc.	2,100	56,301
Dixie Group, Inc. (The)*	1,200	4,272
Ethan Allen Interiors, Inc.@	6,796	224,540
Flexsteel Industries, Inc.	1,013	40,135
Green Brick Partners, Inc.*	2,837	20,625
Helen of Troy Ltd.*	7,429	763,998
Hooker Furniture Corp.	2,500	53,725
Installed Building Products, Inc.*	6,010	218,103
iRobot Corp.@*	6,627	232,475
KB Home	22,962	349,252
La-Z-Boy, Inc.	12,996	361,549
Libbey, Inc.	8,262	131,283
Lifetime Brands, Inc.	3,200	46,688
M.D.C. Holdings, Inc.@	11,822	287,747
M/I Homes, Inc.*	5,641	106,220
Meritage Homes Corp.*	10,314	387,188
NACCO Industries, Inc., Class A	1,000	56,000
Orleans Homebuilders, Inc.@§~*	4,953	—
Skullcandy, Inc.*	6,327	38,848
Stanley Furniture Co., Inc.*	927	2,271
Taylor Morrison Home Corp.,
Class A*	7,918	117,503
Tempur Sealy International,
Inc.@*	10,591	585,894
TopBuild Corp.*	339	12,272
TRI Pointe Group, Inc.*	30,763	363,619
Tupperware Brands Corp.@	11,712	659,151
Universal Electronics, Inc.*	3,832	276,977
WCI Communities, Inc.*	1,041	17,593
William Lyon Homes, Class A@*	4,109	66,237
ZAGG, Inc.*	6,699	35,170
		6,104,432
Household Products — 0.5%
Central Garden & Pet Co.*	3,317	75,727
Central Garden & Pet Co.,
Class A*	7,899	171,487
Energizer Holdings, Inc.	11,460	590,075
HRG Group, Inc.*	31,309	429,873
Orchids Paper Products Co.	1,716	61,038
WD-40 Co.	5,000	587,250
		1,915,450
Independent Power Producers & Energy Traders — 0.3%
Dynegy, Inc.@*	3,492	60,202
NRG Yield, Inc., Class A	6,260	95,277
NRG Yield, Inc., Class C	11,658	181,748
Ormat Technologies, Inc.@	6,513	285,009
Pattern Energy Group, Inc.@	15,022	345,056
Talen Energy Corp.*	4,402	59,647
		1,026,939
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	184,760

Insurance — 4.1%
Allied World Assurance Co.,
Holdings Ltd.	10,034	352,595
Ambac Financial Group, Inc.*	10,842	178,459
American Equity Investment Life
Holding Co.@	20,884	297,597
American National Insurance Co.	1,163	131,593
AMERISAFE, Inc.	4,900	299,978
Argo Group International
Holdings Ltd.	9,260	480,594
Aspen Insurance Holdings Ltd.	19,284	894,392
Atlas Financial Holdings, Inc.*	393	6,767
Baldwin & Lyons, Inc., Class B	1,818	44,832
Citizens, Inc., Class A@*	11,958	90,881
CNO Financial Group, Inc.	53,833	939,924
Crawford & Co., Class A	10,528	80,329
Crawford & Co., Class B	3,991	33,884
Donegal Group, Inc., Class A	4,648	76,645
eHealth, Inc.*	2,142	30,031
EMC Insurance Group, Inc.	5,700	158,004
Employers Holdings, Inc.	8,660	251,313
Endurance Specialty
Holdings Ltd.	9,670	649,437
Enstar Group Ltd.@*	2,624	425,062
FBL Financial Group, Inc.,
Class A	6,600	400,422
Federated National Holding Co.	2,784	53,007
Fidelity & Guaranty Life	263	6,096
First Acceptance Corp.*	15,539	21,755
First American Financial Corp.	11,771	473,430
Global Indemnity PLC*	3,524	97,016
Greenlight Capital Re Ltd.,
Class A*	7,410	149,386
Hallmark Financial Services, Inc.*	5,700	66,063
Hanover Insurance Group,
Inc. (The)	9,904	838,076
HCI Group, Inc.	3,748	102,245
Heritage Insurance Holdings, Inc.	3,869	46,312
Horace Mann Educators Corp.	12,678	428,390
Independence Holding Co.@	3,520	63,254
Infinity Property & Casualty Corp.	3,270	263,758
Investors Title Co.	292	27,813
Kemper Corp.	15,116	468,294
Maiden Holdings Ltd.@	18,753	229,537
MBIA, Inc.*	35,223	240,573
Mercury General Corp.@	14,040	746,366
National General Holdings Corp.	15,700	336,294
National Interstate Corp.	5,293	160,113
Navigators Group, Inc. (The)	3,600	331,092

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
OneBeacon Insurance Group Ltd.,
Class A	6,225	$85,905
Primerica, Inc.@	13,776	788,538
ProAssurance Corp.	11,624	622,465
RLI Corp.	13,400	921,652
Safety Insurance Group, Inc.	3,996	246,074
Selective Insurance Group, Inc.	13,673	522,445
State Auto Financial Corp.	9,900	216,909
State National Cos., Inc.	1,141	12,015
Stewart Information Services Corp.	5,055	209,328
Unico American Corp.*	1,700	18,802
United Fire Group, Inc.	6,100	258,823
United Insurance Holdings
Corp.@	4,721	77,330
Universal Insurance Holdings, Inc.	12,620	234,480
		15,186,375
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	8,837	79,710
Blue Nile, Inc.	2,642	72,338
CafePress, Inc.*	2,322	7,198
FTD Cos., Inc.*	6,039	150,733
Gaiam, Inc., Class A*	2,400	18,576
HSN, Inc.@	13,151	643,478
Liberty TripAdvisor Holdings, Inc.,
Class A*	10,195	223,067
NutriSystem, Inc.	7,768	196,996
Overstock.com, Inc.*	4,154	66,921
PetMed Express, Inc.@	5,572	104,531
Shutterfly, Inc.*	10,368	483,253
US Auto Parts Network, Inc.*	6,100	24,095
		2,070,896
Internet Software & Services — 1.6%
Actua Corp.*	9,386	84,756
Angie’s List, Inc.*	4,421	28,781
Bankrate, Inc.*	13,455	100,643
Blucora, Inc.*	9,571	99,156
Care.com, Inc.*	534	6,237
Cimpress NV*	6,915	639,499
comScore, Inc.@*	9,267	221,296
Demand Media, Inc.*	803	4,151
DHI Group, Inc.*	15,328	95,493
EarthLink Holdings Corp.	29,174	186,714
Endurance International Group
Holdings, Inc.*	2,033	18,277
Envestnet, Inc.@*	8,051	268,179
GrubHub, Inc.@*	7,870	244,521
GTT Communications, Inc.@*	7,000	129,360
Internap Corp.*	14,992	30,883
IntraLinks Holdings, Inc.*	13,169	85,598
Inuvo, Inc.*	3,400	4,760
j2 Global, Inc.@	12,067	762,272
Limelight Networks, Inc.*	19,837	29,557
Liquidity Services, Inc.*	2,394	18,769
MeetMe, Inc.*	3,637	19,385
Monster Worldwide, Inc.*	23,472	56,098
NIC, Inc.	16,603	364,270
Numerex Corp., Class A@*	2,359	17,669
QuinStreet, Inc.*	9,301	33,019
Qumu Corp.*	3,400	15,096
Rackspace Hosting, Inc.@*	16,739	349,176
RealNetworks, Inc.*	11,295	48,681
Reis, Inc.	2,638	65,686
RetailMeNot, Inc.*	7,590	58,519
SciQuest, Inc.*	1,124	19,850
Shutterstock, Inc.*	8,258	378,216
Stamps.com, Inc.@*	2,934	256,490
TechTarget, Inc.*	3,038	24,608
Travelzoo, Inc.*	2,482	19,906
United Online, Inc.*	3,293	36,223
Web.com Group, Inc.*	14,150	257,247
WebMD Health Corp.@*	9,769	567,677
XO Group, Inc.*	6,500	113,295
Yelp, Inc.*	812	24,652
YuMe, Inc.*	2,573	9,469
		5,794,134
IT Services — 2.6%
Acxiom Corp.*	21,239	467,046
Blackhawk Network Holdings, Inc.*	13,958	467,453
CACI International, Inc., Class A*	6,111	552,496
Cardtronics, Inc.*	12,536	499,058
Cass Information Systems, Inc.	1,793	92,698
Ciber, Inc.*	17,360	26,040
Computer Task Group, Inc.	4,027	20,014
Convergys Corp.@	23,323	583,075
CoreLogic, Inc.*	19,812	762,366
CSG Systems International, Inc.	9,625	387,984
Datalink Corp.*	7,595	56,963
Edgewater Technology, Inc.*	2,300	19,872
EPAM Systems, Inc.*	10,062	647,087
Euronet Worldwide, Inc.*	9,665	668,721
Everi Holdings, Inc.*	16,896	19,430
ExlService Holdings, Inc.*	9,262	485,421
Forrester Research, Inc.	8,761	322,930
Hackett Group, Inc. (The)	8,900	123,443
Higher One Holdings, Inc.*	5,757	29,418
Innodata, Inc.*	5,684	13,926
Leidos Holdings, Inc.	3,852	184,395
Lionbridge Technologies, Inc.*	14,462	57,125
Mantech International Corp.,
Class A	5,860	221,625
ModusLink Global
Solutions, Inc.@*	6,850	8,426
MoneyGram International, Inc.*	8,862	60,705
NCI, Inc., Class A	134	1,883
Perficient, Inc.*	7,956	161,586
PFSweb, Inc.*	4,255	40,423
Planet Payment, Inc.*	4,383	19,680
PRGX Global, Inc.*	4,649	24,268
Science Applications
International Corp.	11,148	650,486
SYKES Enterprises, Inc.*	11,744	340,106

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
TeleTech Holdings, Inc.	16,779	$455,214
Travelport Worldwide Ltd.	19,337	249,254
Unisys Corp.@*	13,257	96,511
Virtusa Corp.*	8,976	259,227
WEX, Inc.*	3,685	326,749
		9,403,104
Leisure Equipment & Products — 0.5%
Arctic Cat, Inc.@	3,625	61,625
Black Diamond, Inc.*	1,900	7,866
Callaway Golf Co.	21,022	214,635
Escalade, Inc.	1,950	19,968
Jakks Pacific, Inc.@*	5,129	40,570
Johnson Outdoors, Inc., Class A	1,000	25,700
Malibu Boats, Inc., Class A*	2,439	29,463
Marine Products Corp.	8,414	71,183
Nautilus, Inc.*	8,479	151,265
Smith & Wesson Holding Corp.@*	11,555	314,065
Sturm Ruger & Co., Inc.	6,113	391,293
Vista Outdoor, Inc.*	12,035	574,431
		1,902,064
Life Sciences Tools & Services — 0.9%
Albany Molecular Research, Inc.*	8,825	118,608
Bruker Corp.	27,505	625,464
Cambrex Corp.*	7,454	385,595
Charles River Laboratories
International, Inc.*	13,644	1,124,811
Enzo Biochem, Inc.*	5,763	34,405
Fluidigm Corp.@*	1,136	10,258
Harvard Bioscience, Inc.*	10,123	28,952
INC Research Holdings, Inc.,
Class A*	8,565	326,584
Luminex Corp.*	10,896	220,426
Parexel International Corp.*	7,197	452,547
		3,327,650
Machinery — 4.3%
Actuant Corp., Class A	16,593	375,168
Alamo Group, Inc.	2,600	171,522
Albany International Corp., Class A	7,900	315,447
Altra Industrial Motion Corp.	9,567	258,118
American Railcar Industries, Inc.@	5,900	232,873
Astec Industries, Inc.	4,561	256,100
Barnes Group, Inc.	17,454	578,076
Briggs & Stratton Corp.	11,874	251,491
Chart Industries, Inc.*	6,257	150,981
CIRCOR International, Inc.	4,348	247,792
CLARCOR, Inc.	11,968	728,013
Colfax Corp.*	413	10,928
Columbus McKinnon Corp.	4,066	57,534
Commercial Vehicle Group, Inc.*	5,920	30,784
Crane Co.	7,187	407,647
Douglas Dynamics, Inc.@	5,987	154,045
Dynamic Materials Corp.	2,800	30,100
Eastern Co. (The)	500	8,290
Energy Recovery, Inc.*	3,627	32,244
EnPro Industries, Inc.	6,545	290,533
ESCO Technologies, Inc.	5,761	230,094
Federal Signal Corp.	16,169	208,257
Franklin Electric Co., Inc.	13,269	438,540
FreightCar America, Inc.	2,400	33,720
Global Brass & Copper
Holdings, Inc.	5,467	149,194
Gorman-Rupp Co. (The)	5,455	149,522
Graham Corp.	1,900	34,998
Greenbrier Cos., Inc. (The)@	6,690	194,880
Hardinge, Inc.	1,500	15,090
Harsco Corp.	19,401	128,823
Hillenbrand, Inc.	18,458	554,478
Hurco Cos., Inc.	1,000	27,830
Hyster-Yale Materials
Handling, Inc.	2,000	118,980
ITT, Inc.	6,173	197,413
John Bean Technologies Corp.	8,769	536,838
Kadant, Inc.	3,400	175,134
Kennametal, Inc.	14,622	323,292
Key Technology, Inc.*	1,100	10,131
LB Foster Co., Class A	1,776	19,341
Lindsay Corp.	2,399	162,796
Lydall, Inc.*	3,767	145,255
Manitex International, Inc.@*	1,300	9,009
Manitowoc Co., Inc. (The)	32,658	177,986
Manitowoc Foodservice, Inc.*	32,658	575,434
Meritor, Inc.*	24,635	177,372
Mfri, Inc.*	1,900	14,174
Miller Industries, Inc.	2,958	60,905
Mueller Industries, Inc.	17,150	546,742
Mueller Water Products, Inc.,
Class A	41,506	473,998
NN, Inc.@	4,300	60,157
Omega Flex, Inc.	488	18,564
Oshkosh Corp.	12,121	578,293
Proto Labs, Inc.@*	5,527	318,134
RBC Bearings, Inc.*	5,604	406,290
Rexnord Corp.*	24,475	480,444
SPX Corp.	6,967	103,460
Standex International Corp.	3,825	316,060
Sun Hydraulics Corp.	6,200	184,078
Supreme Industries, Inc., Class A	2,407	32,976
Tennant Co.	4,939	266,064
Terex Corp.	8,034	163,171
Timken Co. (The)	17,684	542,191
Titan International, Inc.	14,568	90,322
Toro Co. (The)	1,669	147,206
Trimas Corp.*	12,810	230,580
Twin Disc, Inc.	2,200	23,628
Wabash National Corp.*	20,517	260,566
Watts Water Technologies, Inc.,
Class A	8,038	468,294
Westport Fuel Systems, Inc.@*	11,386	19,015
Woodward, Inc.	11,273	649,776
Xerium Technologies, Inc.*	813	5,187
		15,842,368

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.1%
Matson, Inc.	10,731	$346,504

Media — 1.8%
AH Belo Corp., Class A	3,878	19,390
AMC Entertainment Holdings, Inc.,
Class A	4,524	124,908
Ballantyne Strong, Inc.*	3,464	18,117
Beasley Broadcast Group, Inc.,
Class A	1,657	6,976
Carmike Cinemas, Inc.*	6,134	184,756
Clear Channel Outdoor Holdings, Inc.,
Class A@	3,398	21,135
Cumulus Media, Inc., Class A*	41,094	12,739
DreamWorks Animation SKG, Inc.,
Class A*	18,925	773,465
Entercom Communications Corp.,
Class A	3,872	52,543
Entravision Communications Corp.,
Class A	16,829	113,091
EW Scripps Co. (The), Class A*	22,625	358,380
Gannett Co., Inc.	19,363	267,403
Global Eagle Entertainment, Inc.*	2,123	14,097
Gray Television, Inc.*	15,960	173,166
Harte-Hanks, Inc.	17,183	27,321
John Wiley & Sons, Inc., Class A	10,578	551,960
Loral Space & Communications, Inc.*	516	18,199
Media General, Inc.*	3,965	68,158
Meredith Corp.	8,903	462,155
MSG Networks, Inc., Class A*	12,409	190,354
National CineMedia, Inc.	15,891	245,993
New York Times Co. (The),
Class A	38,149	461,603
Nexstar Broadcasting Group, Inc.,
Class A@	8,989	427,696
Radio One, Inc.@*	6,700	21,373
Reading International, Inc.,
Class A*	2,200	27,478
Regal Entertainment Group,
Class A@	28,173	620,933
Saga Communications, Inc.,
Class A@	1,116	44,127
Salem Media Group, Inc.,
Class A	1,041	7,516
Scholastic Corp.	7,171	284,043
Sinclair Broadcast Group, Inc.,
Class A@	18,743	559,666
Sizmek, Inc.*	4,823	11,045
Starz - Liberty Capital, Class A*	8,448	252,764
Time, Inc.	20,103	330,895
tronc, Inc.@	2,800	38,640
		6,792,085
Metals & Mining — 1.3%
A.M. Castle & Co.*	2,487	4,079
AK Steel Holding Corp.*	20,706	96,490
Ampco-Pittsburgh Corp.	2,200	24,882
Carpenter Technology Corp.	7,554	248,753
Century Aluminum Co.@*	20,953	132,633
Cliffs Natural Resources, Inc.@*	3,672	20,820
Coeur Mining, Inc.*	22,496	239,807
Commercial Metals Co.	31,042	524,610
Compass Minerals
International, Inc.@	7,742	574,379
Ferroglobe PLC	20,087	172,949
Friedman Industries, Inc.	700	4,081
Haynes International, Inc.@	2,200	70,576
Hecla Mining Co.@	54,752	279,235
Kaiser Aluminum Corp.	4,533	409,829
Materion Corp.@	5,300	131,228
McEwen Mining, Inc.@	21,736	83,684
Olympic Steel, Inc.	1,900	51,889
Real Industry, Inc.*	1,320	10,256
Ryerson Holding Corp.*	1,174	20,545
Schnitzer Steel Industries, Inc.,
Class A	6,589	115,967
Stillwater Mining Co.@*	32,208	381,987
SunCoke Energy, Inc.	17,109	99,574
TimkenSteel Corp.	6,247	60,096
United States Steel Corp.@	22,633	381,592
Universal Stainless &
Alloy Products, Inc.*	1,400	15,260
Worthington Industries, Inc.	17,054	721,384
		4,876,585
Multi-Utilities — 0.6%
Avista Corp.	16,200	725,760
Black Hills Corp.	12,049	759,569
NorthWestern Corp.	11,897	750,344
Unitil Corp.	2,375	101,341
		2,337,014
Multiline Retail — 0.3%
Big Lots, Inc.@	13,429	672,927
Bon-Ton Stores, Inc. (The)@	2,700	3,807
Dillard’s, Inc., Class A@	708	42,905
Fred’s, Inc., Class A@	9,237	148,808
Gordmans Stores, Inc.@*	2,170	2,799
J.C. Penney Co., Inc.@*	37,504	333,036
Tuesday Morning Corp.*	9,803	68,817
		1,273,099
Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.*	14,400	16,272
Adams Resources & Energy, Inc.	900	34,650
Alon USA Energy, Inc.@	16,621	107,704
Approach Resources, Inc.*	1,249	2,623
Barnwell Industries, Inc.*	2,159	3,346
Bill Barrett Corp.*	11,138	71,172
Bonanza Creek Energy, Inc.@*	11,086	22,283
California Resources Corp.@	2,623	32,001
Callon Petroleum Co.*	13,793	154,895
Carrizo Oil & Gas, Inc.*	11,355	407,077
Clayton Williams Energy, Inc.@*	2,100	57,666
Clean Energy Fuels Corp.@*	13,545	47,001
Cloud Peak Energy, Inc.@*	14,607	30,090

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
CONSOL Energy, Inc.@	1,325	$21,319
Contango Oil & Gas Co.*	3,897	47,699
CVR Energy, Inc.@	334	5,177
Delek US Holdings, Inc.	14,875	196,499
DHT Holdings, Inc.	19,547	98,321
Dorian LPG Ltd.@*	1,202	8,474
EnLink Midstream LLC	4,723	75,143
EP Energy Corp., Class A@*	9,937	51,474
Evolution Petroleum Corp.	1,923	10,519
GasLog Ltd.	18,166	235,795
Gastar Exploration, Inc.*	14,783	16,261
Green Plains, Inc.	9,194	181,306
Gulfport Energy Corp.*	18,587	581,030
Jones Energy, Inc., Class A*	1,074	4,425
Kosmos Energy Ltd.@*	30,371	165,522
Laredo Petroleum, Inc.*	13,131	137,613
Matador Resources Co.@*	15,891	314,642
Memorial Resource
Development Corp.*	5,925	94,089
Northern Oil & Gas, Inc.*	13,680	63,202
Overseas Shipholding Group, Inc.,
Class A	404	4,440
Panhandle Oil & Gas, Inc.,
Class A	3,073	51,227
Par Pacific Holdings, Inc.@*	1,589	24,375
Parsley Energy, Inc., Class A*	31,710	858,073
PBF Energy, Inc., Class A	20,151	479,191
PDC Energy, Inc.*	9,518	548,332
PetroQuest Energy, Inc.*	3,526	11,742
QEP Resources, Inc.	11,678	205,883
Renewable Energy Group, Inc.@*	10,144	89,571
Rex American Resources Corp.*	1,575	94,232
Rice Energy, Inc.*	19,618	432,381
Ring Energy, Inc.*	553	4,877
RSP Permian, Inc.@*	19,815	691,345
Scorpio Tankers, Inc.	42,198	177,232
SemGroup Corp., Class A	11,286	367,472
Ship Finance International Ltd.@	20,026	295,183
SM Energy Co.@	9,500	256,500
Synergy Resources Corp.*	24,403	162,524
Teekay Corp.@	5,035	35,900
Teekay Tankers Ltd., Class A@	13,575	40,453
Vaalco Energy, Inc.@*	14,113	14,960
Western Refining, Inc.	3,359	69,296
World Fuel Services Corp.	1,315	62,449
WPX Energy, Inc.*	23,874	222,267
		8,495,195
Paper & Forest Products — 0.9%
Boise Cascade Co.*	9,706	222,752
Clearwater Paper Corp.*	5,859	383,003
Deltic Timber Corp.	2,800	187,964
Domtar Corp.	13,884	486,079
KapStone Paper &
Packaging Corp.	25,673	334,006
Louisiana-Pacific Corp.@*	38,019	659,629
Mercer International, Inc.	13,909	110,994
Neenah Paper, Inc.	3,300	238,821
P. H. Glatfelter Co.	11,389	222,769
Resolute Forest Products, Inc.*	8,572	45,346
Schweitzer-Mauduit
International, Inc.	8,407	296,599
		3,187,962
Personal Products — 0.5%
Avon Products, Inc.@	60,069	227,061
CCA Industries, Inc.*	556	1,813
Elizabeth Arden, Inc.*	1,033	14,214
Inter Parfums, Inc.	10,446	298,442
Medifast, Inc.	3,300	109,791
Natural Alternatives
International, Inc.*	1,000	11,040
Natural Health Trends Corp.@	1,100	31,009
Natures Sunshine Products, Inc.	1,700	16,201
Nu Skin Enterprises, Inc., Class A	7,973	368,273
Nutraceutical International Corp.*	2,300	53,245
Revlon, Inc., Class A*	11,462	368,847
United-Guardian, Inc.	600	9,642
USANA Health Sciences, Inc.@*	3,287	366,270
		1,875,848
Pharmaceuticals — 1.1%
Akorn, Inc.@*	12,412	353,556
Amphastar Pharmaceuticals, Inc.@*	2,030	32,724
Aralez Pharmaceuticals, Inc.*	707	2,333
Catalent, Inc.*	10,076	231,647
Cumberland Pharmaceuticals, Inc.*	5,912	26,604
Depomed, Inc.@*	13,269	260,338
Horizon Pharma PLC@*	4,943	81,411
Impax Laboratories, Inc.*	18,471	532,334
Innoviva, Inc.@	1,313	13,826
Juniper Pharmaceuticals, Inc.*	1,500	10,515
Lannett Co., Inc.@*	9,415	223,983
Lipocine, Inc.@*	4,394	13,358
Medicines Co. (The)*	19,864	668,026
Nektar Therapeutics@*	1,377	19,595
Phibro Animal Health Corp.,
Class A@	3,593	67,045
Prestige Brands Holdings, Inc.*	15,321	848,783
Sagent Pharmaceuticals, Inc.*	7,745	116,020
Sciclone Pharmaceuticals, Inc.*	14,555	190,088
Sucampo Pharmaceuticals, Inc.,
Class A*	11,576	126,989
Supernus Pharmaceuticals, Inc.*	12,411	252,812
Theravance Biopharma, Inc.@*	1,600	36,304
		4,108,291
Professional Services — 1.5%
Acacia Research Corp.	7,978	35,103
Advisory Board Co. (The)*	9,942	351,847
Barrett Business Services, Inc.	967	39,956
CBIZ, Inc.*	15,700	163,437
CDI Corp.	4,800	29,280
CEB, Inc.	9,267	571,589

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
CRA International, Inc.*	2,200	$55,484
Exponent, Inc.	6,651	388,485
Franklin Covey Co.*	5,596	85,787
FTI Consulting, Inc.*	10,148	412,821
GP Strategies Corp.*	3,999	86,738
Heidrick & Struggles International, Inc.	3,700	62,456
Hill International, Inc.*	9,200	37,444
Hudson Global, Inc.	2,471	4,868
Huron Consulting Group, Inc.*	5,494	331,947
ICF International, Inc.*	4,955	202,660
Insperity, Inc.	5,700	440,211
Kelly Services, Inc., Class A	7,420	140,757
Kforce, Inc.	10,079	170,234
Korn/Ferry International	13,550	280,485
Mastech Holdings, Inc.*	1,061	7,056
Mistras Group, Inc.*	6,408	152,959
Navigant Consulting, Inc.*	11,322	182,850
On Assignment, Inc.*	15,403	569,141
Pendrell Corp.*	22,664	11,434
RCM Technologies, Inc.	2,995	15,604
Resources Connection, Inc.	10,115	149,500
RPX Corp.*	13,370	122,603
TriNet Group, Inc.*	13,099	272,328
TrueBlue, Inc.*	10,021	189,597
Volt Information Sciences, Inc.*	2,024	11,962
Willdan Group, Inc.*	1,445	15,346
		5,591,969
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,550	453,557
Altisource Asset Management Corp.@*	596	8,684
Altisource Portfolio Solutions SA@*	5,434	151,282
AV Homes, Inc.@*	2,349	28,705
Consolidated-Tomoka Land Co.@	995	47,233
Forestar Group, Inc.@*	9,636	114,572
Griffin Industrial Realty, Inc.	420	12,873
HFF, Inc., Class A	9,968	287,876
Kennedy-Wilson Holdings, Inc.@	22,178	420,495
Marcus & Millichap, Inc.*	7,383	187,602
RE/MAX Holdings, Inc., Class A	3,519	141,675
St. Joe Co. (The)@*	1,449	25,676
Tejon Ranch Co.*	5,756	136,072
		2,016,302
Road & Rail — 1.1%
AMERCO	1,583	592,913
ArcBest Corp.	6,195	100,669
Celadon Group, Inc.	5,488	44,837
Covenant Transportation Group, Inc.,
Class A*	3,731	67,419
Genesee & Wyoming, Inc., Class A*	272	16,034
Heartland Express, Inc.	22,347	388,614
Knight Transportation, Inc.@	20,988	557,861
Landstar System, Inc.@	11,070	760,066
Marten Transport Ltd.	8,967	177,547
P.A.M. Transportation
Services, Inc.@*	1,523	24,200
Roadrunner Transportation Systems, Inc.*	8,254	61,575
Saia, Inc.*	7,375	185,408
Swift Transportation Co.@*	18,903	291,295
Universal Truckload Services, Inc.	3,300	42,570
USA Truck, Inc.*	1,900	33,269
Werner Enterprises, Inc.	21,804	500,838
YRC Worldwide, Inc.@*	7,450	65,560
		3,910,675
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.*	9,980	378,841
Alpha & Omega Semiconductor Ltd.*	3,126	43,545
Amkor Technology, Inc.*	54,677	314,393
Amtech Systems, Inc.@*	2,200	13,134
Axcelis Technologies, Inc.*	26,651	71,691
AXT, Inc.*	12,200	38,918
Brooks Automation, Inc.	16,972	190,426
Cabot Microelectronics Corp.	5,995	253,828
Ceva, Inc.*	4,958	134,709
Cirrus Logic, Inc.*	15,545	602,991
Cohu, Inc.	4,866	52,796
Cree, Inc.@*	9,441	230,738
Cyberoptics Corp.*	1,700	25,466
Cypress Semiconductor Corp.@	48,298	509,544
Diodes, Inc.*	11,325	212,797
DSP Group, Inc.*	2,800	29,708
Entegris, Inc.*	35,542	514,293
Exar Corp.*	11,669	93,936
Fairchild Semiconductor International, Inc.*	30,782	611,023
FormFactor, Inc.*	16,808	151,103
GigPeak, Inc.*	2,684	5,261
GSI Technology, Inc.*	4,125	17,201
Integrated Device Technology, Inc.*	38,007	765,081
Intersil Corp., Class A	35,197	476,567
IXYS Corp.	7,000	71,750
Kopin Corp.@*	16,230	36,031
Kulicke & Soffa Industries, Inc.*	18,438	224,391
Lattice Semiconductor Corp.@*	28,018	149,896
M/A-COM Technology Solutions Holdings, Inc.@*	9,428	310,935
MaxLinear, Inc., Class A*	2,230	40,095
Microsemi Corp.*	18,661	609,842
MKS Instruments, Inc.	13,879	597,630
Monolithic Power Systems, Inc.	5,334	364,419
Nanometrics, Inc.*	5,436	113,014
NeoPhotonics Corp.*	8,523	81,224
PDF Solutions, Inc.*	8,956	125,294
Photronics, Inc.*	16,333	145,527
Power Integrations, Inc.	8,577	429,450
Rambus, Inc.@*	28,336	342,299
Rudolph Technologies, Inc.*	8,906	138,310

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Semtech Corp.*	18,554	$442,698
Sigma Designs, Inc.*	8,372	53,832
Silicon Laboratories, Inc.*	10,644	518,789
SolarEdge Technologies, Inc.@*	1,621	31,772
SunPower Corp.@*	19,307	299,065
Synaptics, Inc.@*	10,527	565,826
Tessera Technologies, Inc.	14,056	430,676
Ultra Clean Holdings, Inc.*	5,728	32,592
Ultratech, Inc.*	6,800	156,196
Veeco Instruments, Inc.@*	9,575	158,562
Xcerra Corp.*	12,391	71,248
		12,279,353
Software — 2.9%
ACI Worldwide, Inc.*	30,969	604,205
American Software, Inc., Class A	5,100	53,448
Aspen Technology, Inc.@*	17,898	720,216
AVG Technologies NV*	12,954	245,996
Aware, Inc.*	4,900	21,266
Barracuda Networks, Inc.*	7,232	109,492
Blackbaud, Inc.	12,444	844,948
Bottomline Technologies
de, Inc.@*	7,935	170,841
Bsquare Corp.*	2,300	12,834
Covisint Corp.*	7,419	16,173
Ebix, Inc.@	2,155	103,225
Ellie Mae, Inc.*	3,576	327,740
EnerNOC, Inc.@*	6,500	41,080
EPIQ Systems, Inc.	9,077	132,524
Fair Isaac Corp.	10,964	1,239,042
Globant SA*	760	29,906
Glu Mobile, Inc.@*	14,543	31,995
GSE Systems, Inc.@*	2,896	6,458
Mentor Graphics Corp.	32,443	689,738
MicroStrategy, Inc., Class A*	1,426	249,579
Monotype Imaging Holdings, Inc.	10,597	261,004
Paycom Software, Inc.@*	14,902	643,915
Pegasystems, Inc.	18,834	507,576
Progress Software Corp.*	13,610	373,731
QAD, Inc., Class A@	4,909	94,596
QAD, Inc., Class B	1,219	21,089
Qualys, Inc.*	6,337	188,906
Rosetta Stone, Inc.*	772	5,983
Rovi Corp.*	20,147	315,099
Rubicon Project, Inc. (The)*	6,490	88,589
Seachange International, Inc.*	7,100	22,649
Silver Spring Networks, Inc.*	7,714	93,725
Synchronoss Technologies, Inc.*	11,475	365,593
Take-Two Interactive
Software, Inc.*	12,879	488,372
Tangoe, Inc.@*	3,351	25,870
TeleNav, Inc.*	8,331	42,488
TiVo, Inc.*	26,597	263,310
VASCO Data Security International, Inc.*	7,796	127,776
Verint Systems, Inc.*	12,694	420,552
Xura, Inc.*	3,258	79,593
Zedge, Inc., Class B*	2,411	11,066
Zix Corp.*	13,353	50,074
Zynga, Inc., Class A*	155,342	386,802
		10,529,064
Specialty Retail — 3.9%
Aaron’s, Inc.	18,376	402,251
Abercrombie & Fitch Co., Class A	14,745	262,608
America’s Car-Mart, Inc.@*	2,516	71,052
American Eagle Outfitters, Inc.	52,550	837,121
Asbury Automotive Group, Inc.*	8,045	424,293
Ascena Retail Group, Inc.*	43,780	306,022
Barnes & Noble Education, Inc.@*	10,227	103,804
Barnes & Noble, Inc.@	15,776	179,058
Bebe Stores, Inc.@*	19,210	9,665
Big 5 Sporting Goods Corp.	6,183	57,316
Buckle, Inc. (The)@	12,544	326,019
Build-A-Bear Workshop, Inc.*	3,739	50,177
Cabela’s, Inc.*	2,975	148,928
Caleres, Inc.	11,677	282,700
Cato Corp. (The), Class A	6,792	256,194
Chico’s FAS, Inc.	32,315	346,094
Children’s Place, Inc. (The)@	4,800	384,864
Christopher & Banks Corp.*	7,704	16,872
Citi Trends, Inc.	3,643	56,576
Conn’s, Inc.*	8,299	62,408
CST Brands, Inc.	18,803	810,033
Destination Maternity Corp.	2,800	16,464
Destination XL Group, Inc.*	7,225	33,018
DSW, Inc., Class A@	17,801	377,025
Express, Inc.*	18,936	274,761
Finish Line Inc. (The), Class A@	14,724	297,278
Five Below, Inc.@*	13,253	615,072
Francesca’s Holdings Corp.*	8,973	99,152
GameStop Corp., Class A	2,690	71,500
Genesco, Inc.*	6,525	419,623
GNC Holdings, Inc., Class A@	3,825	92,909
Group 1 Automotive, Inc.	6,400	315,904
Guess?, Inc.@	19,715	296,711
Haverty Furniture Cos., Inc.	4,500	81,135
hhgregg, Inc.@*	7,855	13,903
Hibbett Sports, Inc.*	6,748	234,763
Kirkland’s, Inc.*	5,977	87,742
Lithia Motors, Inc., Class A@	7,255	515,613
Lumber Liquidators Holdings, Inc.*	6,687	103,114
MarineMax, Inc.*	5,699	96,712
Monro Muffler Brake, Inc.@	9,650	613,354
Murphy USA, Inc.*	11,781	873,679
New York & Co., Inc.*	17,542	26,138
Office Depot, Inc.*	129,524	428,724
Outerwall, Inc.@	7,107	298,494
Penske Auto Group, Inc.	9,585	301,544
Perfumania Holdings, Inc.*	1,156	2,798
Pier 1 Imports, Inc.@	25,113	129,081
Rent-A-Center, Inc.	12,778	156,914
Select Comfort Corp.*	13,560	289,913

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Shoe Carnival, Inc.	3,860	$96,732
Sonic Automotive, Inc., Class A@	9,895	169,303
Sportsman’s Warehouse Holdings, Inc.*	7,232	58,290
Stage Stores, Inc.@	7,304	35,644
Stein Mart, Inc.	11,157	86,132
Tailored Brands, Inc.	12,139	153,680
Tandy Leather Factory, Inc.*	3,611	25,674
Tile Shop Holdings, Inc.*	4,471	88,883
Tilly’s, Inc., Class A*	1,093	6,328
Trans World Entertainment Corp.*	5,400	20,250
Urban Outfitters, Inc.*	12,928	355,520
Vitamin Shoppe, Inc.@*	7,763	237,315
West Marine, Inc.*	4,005	33,602
Winmark Corp.	1,162	115,817
Zumiez, Inc.@*	6,160	88,150
		14,128,413
Textiles, Apparel & Luxury Goods — 1.2%
Cherokee, Inc.*	1,700	18,887
Columbia Sportswear Co.	4,652	267,676
Crocs, Inc.@*	19,662	221,787
Culp, Inc.	2,400	66,312
Deckers Outdoor Corp.*	7,708	443,364
Delta Apparel, Inc.*	1,153	26,000
G-III Apparel Group Ltd.@*	12,918	590,611
Iconix Brand Group, Inc.@*	13,700	92,612
Kate Spade & Co.*	20,572	423,989
Lakeland Industries, Inc.*	440	3,815
Movado Group, Inc.	4,486	97,257
Oxford Industries, Inc.	4,436	251,166
Perry Ellis International, Inc.*	3,333	67,060
Rocky Brands, Inc.	1,000	11,420
Sequential Brands Group, Inc.*	333	2,657
Steven Madden Ltd.*	18,385	628,399
Superior Uniform Group, Inc.	2,200	41,998
Tumi Holdings, Inc.*	15,520	415,005
Unifi, Inc.*	4,533	123,434
Vera Bradley, Inc.*	7,472	105,878
Vince Holding Corp.*	3,729	20,435
Wolverine World Wide, Inc.	26,290	534,213
		4,453,975
Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.	26,701	409,326
Atlantic Coast Financial Corp.*	1,765	10,555
Bank Mutual Corp.	8,663	66,532
BankFinancial Corp.	4,900	58,751
Bear State Financial, Inc.	1,232	11,618
Beneficial Bancorp, Inc.*	19,038	242,163
BofI Holding, Inc.@*	16,994	300,964
Capitol Federal Financial, Inc.	38,288	534,118
Charter Financial Corp.	307	4,077
Citizens Community Bancorp, Inc.	400	4,144
Clifton Bancorp, Inc.	4,918	74,114
Dime Community Bancshares, Inc.	9,230	157,002
ESSA Bancorp, Inc.	1,900	25,460
EverBank Financial Corp.	25,050	372,243
Federal Agricultural Mortgage Corp., Class C	1,400	48,748
First Defiance Financial Corp.	1,100	42,735
Flagstar Bancorp, Inc.*	13,420	327,582
Fox Chase Bancorp, Inc.	3,230	65,698
Hingham Institution for Savings	213	26,182
Home Bancorp, Inc.	994	27,305
HomeStreet, Inc.*	4,321	86,074
HopFed Bancorp, Inc.	415	4,810
Kearny Financial Corp.	23,771	299,039
Lake Sunapee Bank Group	200	3,422
LendingTree, Inc.@*	2,115	186,818
Meridian Bancorp, Inc.	11,660	172,335
Meta Financial Group, Inc.	256	13,046
MGIC Investment Corp.*	38,605	229,700
Nationstar Mortgage
Holdings, Inc.@*	4,024	45,310
NMI Holdings, Inc., Class A*	4,062	22,260
Northfield Bancorp, Inc.	14,040	208,213
Northwest Bancshares, Inc.	25,789	382,451
OceanFirst Financial Corp.	4,954	90,014
Oritani Financial Corp.	13,840	221,302
PennyMac Financial Services, Inc., Class A*	917	11,453
PHH Corp.*	13,064	174,013
Provident Financial Holdings, Inc.	600	10,980
Provident Financial Services, Inc.	15,994	314,122
Radian Group, Inc.	22,936	238,993
SI Financial Group, Inc.	2,065	27,341
Territorial Bancorp, Inc.	2,302	60,934
Timberland Bancorp, Inc.	2,600	39,000
Trustco Bank Corp. NY	24,992	160,199
United Community Financial Corp.	6,165	37,483
United Financial Bancorp, Inc.	13,701	177,839
Walker & Dunlop, Inc.*	7,823	178,208
Washington Federal, Inc.	25,804	626,005
Waterstone Financial, Inc.	8,664	132,819
Westfield Financial, Inc.	5,000	38,500
WSFS Financial Corp.	6,327	203,666
		7,205,666
Tobacco — 0.3%
Alliance One International, Inc.*	1,792	27,597
Universal Corp.@	5,600	323,344
Vector Group Ltd.@	33,090	741,878
		1,092,819
Trading Companies & Distributors — 1.1%
Air Lease Corp.@	4,352	116,547
Aircastle Ltd.	15,000	293,400
Applied Industrial Technologies, Inc.	10,907	492,342
Beacon Roofing Supply, Inc.*	14,009	636,989
BMC Stock Holdings, Inc.*	2,109	37,582
CAI International, Inc.*	4,585	34,387
DXP Enterprises, Inc.@*	2,600	38,818
GATX Corp.@	11,502	505,743
H&E Equipment Services, Inc.	9,684	184,287
See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Houston Wire & Cable Co.	5,746	$30,167
Kaman Corp., Class A	7,224	307,164
Lawson Products, Inc.*	1,575	31,279
MRC Global, Inc.*	23,031	327,271
NOW, Inc.@*	8,299	150,544
Rush Enterprises, Inc., Class A*	8,185	176,387
TAL International Group, Inc.	9,264	124,230
Textainer Group Holdings Ltd.@	13,035	145,210
Titan Machinery, Inc.*	3,710	41,366
WESCO International, Inc.@*	3,865	199,009
Willis Lease Finance Corp.*	900	20,007
		3,892,729
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.@*	23,396	313,974

Water Utilities — 0.4%
American States Water Co.	9,573	419,489
Artesian Resources Corp., Class A@	1,300	44,096
California Water Service Group	11,688	408,262
Connecticut Water Service, Inc.	1,900	106,780
Consolidated Water Co., Ltd.	2,822	36,855
Middlesex Water Co.	2,337	101,379
Pure Cycle Corp.*	1,000	4,710
SJW Corp.	4,400	173,272
York Water Co.	1,271	40,723
		1,335,566
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.*	7,749	69,121
Shenandoah Telecommunications Co.	19,824	774,325
Spok Holdings, Inc.	4,000	76,660
Telephone & Data Systems, Inc.	20,316	602,573
United States Cellular Corp.*	933	36,639
		1,559,318
TOTAL COMMON STOCKS (Identified Cost $278,466,715)		364,647,350

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR§~¶*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., CVR§~¶*	13,728	—
		—
Software — 0.0%
Gerber Scientific CVR@§¶*	5,000	—

Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. CVR, expires 3/31/17§¶*	2,600	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $19,319)		—

SHORT-TERM INVESTMENTS — 14.8%
Investment Companies — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	377,852	377,852
		377,853
Collateral For Securities On Loan — 14.7%
State Street Navigator Securities Lending Prime Portfolio	53,871,370	53,871,370

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $54,249,223)		54,249,223

Total Investments — 114.4%
(Identified Cost $332,735,257)#		418,896,573
Liabilities, Less Cash and Other Assets — (14.4%)		(52,732,095)
Net Assets — 100.0%		$366,164,478

†	See Note 1.
*	Non-income producing security.
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $62,328,249.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#

At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $332,809,400. Net unrealized appreciation aggregated $86,087,173 of which $120,660,934 related to appreciated investment securities and $34,573,761 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Right

Portfolio Sectors
(% of portfolio market value)+ (Unaudited)

+       Excludes Short-Term Investments

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Australia — 6.3%
Asciano Ltd.	327,641	$2,167,426
Aurizon Holdings Ltd.	294,292	1,057,908
Australia & New Zealand Banking Group Ltd.	290,602	5,227,551
Bank of Queensland Ltd.	23,338	184,324
Bendigo & Adelaide Bank Ltd.	54,144	387,654
BHP Billiton Ltd.	402,051	5,592,196
BHP Billiton Ltd., ADR@	86,553	2,471,954
Boral Ltd.	112,395	521,386
Fortescue Metals Group Ltd.	399,544	1,042,930
Harvey Norman Holdings Ltd.	5,224	17,961
Incitec Pivot Ltd.	253,567	561,657
Macquarie Group Ltd.	8,566	440,169
National Australia Bank Ltd.	19,340	366,797
Newcrest Mining Ltd.*	236,740	4,060,896
Orica Ltd.	19,661	180,797
Origin Energy Ltd.	261,406	1,121,000
QBE Insurance Group Ltd.	190,746	1,483,755
Rio Tinto Ltd.	79,413	2,694,793
Santos Ltd.	257,296	890,376
South32 Ltd.*	277,070	318,224
South32 Ltd., ADR@*	27,785	163,098
Star Entertainment Group Ltd. (The)	58,114	234,044
Suncorp Group Ltd.	128,380	1,166,184
Tatts Group Ltd.	44,675	127,277
Treasury Wine Estates Ltd.	64,592	444,634
Wesfarmers Ltd.	22,962	686,715
Woodside Petroleum Ltd.	218,344	4,370,651
		37,982,357
Austria — 0.1%
OMV AG	13,071	365,757
Raiffeisen Bank International AG@*	8,878	111,086
		476,843
Belgium — 1.7%
Ageas	30,178	1,037,688
Colruyt SA	6,149	338,292
Delhaize Group SA	27,093	2,842,182
KBC Groep NV*	28,527	1,390,412
Proximus	21,575	681,773
Solvay SA	21,530	1,992,191
UCB SA	9,679	721,813
Umicore SA	20,552	1,055,307
		10,059,658
Canada — 8.9%
Agnico Eagle Mines Ltd.@	7,884	421,794
AltaGas Ltd.@	11,914	289,562
Bank of Montreal	120,092	7,612,632
Barrick Gold Corp.	22,384	477,898
Blackberry Ltd.*	134,419	901,951
Blackberry Ltd.@¥*	29,515	198,069
Cameco Corp.@¥	36,048	395,929
Cameco Corp.	49,846	546,811
Canadian Natural Resources Ltd.@¥	107,397	3,313,475
Canadian Natural Resources Ltd.	96,112	2,963,133
Cenovus Energy, Inc.	85,947	1,187,788
Crescent Point Energy Corp.@¥	46,074	727,869
Crescent Point Energy Corp.@	109,595	1,730,505
Detour Gold Corp.*	12,900	322,712
Eldorado Gold Corp.	49,079	220,855
Eldorado Gold Corp.¥	9,675	43,509
Empire Co., Ltd., Class A	57,934	861,420
Enbridge Income Fund Holdings, Inc.@	4,700	116,631
Encana Corp.	142,644	1,111,197
Fairfax Financial Holdings Ltd.	3,493	1,881,291
Finning International, Inc.	40,372	657,477
First Quantum Minerals Ltd.@	116,246	816,093
Genworth MI Canada, Inc.@	7,768	199,258
Goldcorp, Inc.	118,744	2,271,573
Goldcorp, Inc.¥	8,798	168,340
Hudson’s Bay Co.@	4,336	52,323
Husky Energy, Inc.	84,483	1,031,229
Industrial Alliance Insurance & Financial Services, Inc.	22,627	711,237
Kinross Gold Corp.*	345,631	1,696,119
Lundin Mining Corp.*	51,775	174,727
Manulife Financial Corp.	42,725	584,051
Manulife Financial Corp.¥	126,128	1,725,053
Maple Leaf Foods, Inc.	7,763	165,781
National Bank of Canada@	32,500	1,111,634
PrairieSky Royalty Ltd.@	4,649	88,234
Silver Wheaton Corp.	37,075	872,375
Sun Life Financial, Inc.¥	30,213	992,484
Sun Life Financial, Inc.	45,230	1,484,901
Suncor Energy, Inc.¥	266,726	7,399,249
Suncor Energy, Inc.	65,644	1,820,308
Teck Resources Ltd., Class B@	30,712	404,477
Teck Resources Ltd., Class B@¥	75,600	995,360
Tourmaline Oil Corp.*	51,350	1,351,766
Turquoise Hill Resources Ltd.*	106,042	358,685
WSP Global, Inc.@	12,689	388,149
Yamana Gold, Inc.	165,308	859,840
		53,705,754
Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	508	635,952
AP Moeller - Maersk A/S, Class B	1,365	1,772,965
Carlsberg A/S, Class B	13,642	1,291,542
Danske Bank A/S	44,490	1,164,369
DSV A/S	30,967	1,294,691
H Lundbeck A/S*	6,315	235,377
ISS A/S	17,517	656,566
Novozymes A/S, B Shares	6,176	294,519
Tryg A/S	2,321	41,212
Vestas Wind Systems A/S	45,308	3,059,090
		10,446,283
Finland — 0.7%
Fortum Oyj@	53,783	858,280
Neste Oil Oyj	19,097	680,928

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland (Continued)
Stora Enso Oyj, R Shares	140,861	$1,122,381
UPM-Kymmene Oyj	91,294	1,661,541
		4,323,130
France — 8.8%
AXA SA	149,383	2,951,673
BNP Paribas SA	69,964	3,086,679
Bollore SA	72,853	246,588
Bouygues SA	54,784	1,576,454
Casino Guichard Perrachon SA	14,968	834,191
Cie de Saint-Gobain	123,697	4,716,004
Cie Generale des Etablissements Michelin	23,216	2,195,346
CNP Assurances	47,212	697,620
Credit Agricole SA	58,593	491,578
Electricite de France SA@	35,074	426,989
Engie SA	296,273	4,770,727
Natixis SA	175,915	665,511
Orange SA	358,763	5,834,700
Peugeot SA*	127,344	1,528,376
Renault SA	50,745	3,854,148
SCOR SE	27,061	805,580
Societe Generale SA	134,518	4,211,226
STMicroelectronics NV@	122,677	714,195
Total SA	278,205	13,393,052
Vivendi SA	9,163	171,850
		53,172,487
Germany — 7.2%
Allianz SE	75,950	10,771,687
Bayerische Motoren Werke AG	63,112	4,607,835
Commerzbank AG	126,955	820,533
Daimler AG	169,178	10,048,126
Deutsche Bank AG@*	124,546	1,710,017
Deutsche Lufthansa AG	59,537	695,729
E.On AG	553,005	5,539,231
Fraport AG Frankfurt Airport Services Worldwide@	5,611	299,042
Hannover Rueck SE	5,624	585,490
HeidelbergCement AG	25,503	1,909,533
K+S AG@	19,048	387,786
Linde AG	408	56,756
Metro AG	41,562	1,267,010
Muenchener Rueckversicherungs AG	11,046	1,841,809
RWE AG*	84,634	1,332,761
Talanx AG*	13,218	390,627
Telefonica Deutschland Holding AG	72,027	295,189
Volkswagen AG	5,747	767,879
		43,327,040
Hong Kong — 2.7%
Bank of East Asia Ltd. (The)@	67,517	258,908
Cathay Pacific Airways Ltd.	343,000	500,478
CK Hutchison Holdings Ltd.	228,624	2,491,610
FIH Mobile Ltd.	240,000	77,648
Guoco Group Ltd.	5,000	53,170
Hang Lung Group Ltd.	164,000	491,486
Hang Lung Properties Ltd.	360,000	726,673
Henderson Land Development Co., Ltd.	11,944	67,048
Hongkong & Shanghai Hotels Ltd. (The)	29,495	30,111
Hopewell Holdings Ltd.	63,500	200,942
Kerry Properties Ltd.	95,000	234,619
MTR Corp. Ltd.	119,361	604,644
New World Development Co., Ltd.	1,685,245	1,707,380
NWS Holdings Ltd.	174,457	275,692
Orient Overseas International Ltd.	10,500	35,730
Shangri-La Asia Ltd.	307,143	306,822
Sino Land Co., Ltd.	463,243	755,940
Sun Hung Kai Properties Ltd.	235,677	2,825,171
Swire Pacific Ltd., Series A	136,500	1,543,919
Swire Pacific Ltd., Series B	147,500	291,270
Tsim Sha Tsui Properties	60,907	159,370
Wharf Holdings Ltd. (The)@	187,000	1,130,470
Wheelock & Co., Ltd.	251,000	1,177,659
Yue Yuen Industrial Holdings Ltd.	11,000	43,741
		15,990,501
Ireland — 0.2%
Bank of Ireland*	3,111,363	638,774
CRH PLC, ADR@	29,306	866,872
		1,505,646
Israel — 0.5%
Azrieli Group	1,926	81,642
Bank Hapoalim B.M.	243,823	1,225,606
Bank Leumi Le-Israel*	215,232	754,535
Israel Discount Bank Ltd., Series A*	1	1
Mizrahi Tefahot Bank Ltd.	27,068	311,397
Teva Pharmaceutical Industries Ltd., ADR	15,615	784,341
		3,157,522
Italy — 0.8%
Eni SpA	129,246	2,082,614
Intesa Sanpaolo SpA	341,547	645,112
Mediobanca SpA	71,656	409,927
UniCredit SpA	808,247	1,766,995
UnipolSai SpA	35,580	53,186
		4,957,834
Japan — 20.9%
Aeon Co., Ltd.	165,400	2,540,303
Aisin Seiki Co., Ltd.	36,200	1,449,542
Amada Holdings Co., Ltd.	39,400	393,752
Aoyama Trading Co., Ltd.	4,500	163,850
Asahi Glass Co., Ltd.@	208,000	1,111,858
Asahi Kasei Corp.	279,000	1,912,865
Bank of Kyoto Ltd. (The)	40,000	241,321
Brother Industries Ltd.	42,400	446,726
Canon Marketing Japan, Inc.	8,000	144,328
Chiba Bank Ltd. (The)	79,000	367,976
Chugoku Bank Ltd. (The)	19,700	198,021
Citizen Holdings Co., Ltd.	64,400	309,325

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Coca-Cola East Japan Co., Ltd.	4,500	$85,281
Coca-Cola West Co., Ltd.@	15,200	425,685
COMSYS Holdings Corp.	2,500	40,043
Concordia Financial Group Ltd.*	144,000	556,115
Dai Nippon Printing Co., Ltd.	60,000	659,468
Dai-ichi Life Insurance Co., Ltd. (The)	88,500	965,860
Daido Steel Co., Ltd.	14,000	47,315
Daihatsu Motor Co., Ltd.@	36,500	467,627
Daiwa Securities Group, Inc.	150,000	780,758
Denka Co., Ltd.	67,000	266,663
Denso Corp.	15,800	547,297
DIC Corp.	13,300	273,818
Ebara Corp.	34,000	184,709
Fuji Electric Co., Ltd.	11,000	44,952
Fuji Media Holdings, Inc.	3,800	42,282
FUJIFILM Holdings Corp.	26,100	996,837
Fujikura Ltd.	51,000	231,134
Fujitsu Ltd.	155,000	561,371
Fukuoka Financial Group, Inc.	90,000	291,967
Glory Ltd.	11,200	300,539
Gunma Bank Ltd. (The)	47,000	168,402
H2O Retailing Corp.@	14,000	186,685
Hachijuni Bank Ltd. (The)	48,000	206,382
Hankyu Hanshin Holdings, Inc.	168,000	1,239,684
Hiroshima Bank Ltd. (The)	48,000	158,040
Hitachi Capital Corp.	9,900	193,274
Hitachi Chemical Co., Ltd.	24,000	439,955
Hitachi Construction Machinery Co., Ltd.@	29,600	424,516
Hitachi High-Technologies Corp.	4,700	126,574
Hitachi Ltd.	699,000	2,869,376
Hitachi Metals Ltd.	18,100	180,360
Hitachi Transport System Ltd.	7,700	124,897
Hokuhoku Financial Group, Inc.	200,000	224,665
Honda Motor Co., Ltd.	245,500	6,115,806
Ibiden Co., Ltd.	32,600	363,047
Idemitsu Kosan Co., Ltd.@	11,500	246,337
Iida Group Holdings Co., Ltd.	14,700	296,520
Isetan Mitsukoshi Holdings Ltd.	26,300	230,744
ITOCHU Corp.	281,200	3,375,271
Iyo Bank Ltd. (The)	29,500	177,974
J Front Retailing Co., Ltd.	69,600	711,064
JFE Holdings, Inc.@	92,200	1,174,096
Joyo Bank Ltd. (The)@	71,000	261,957
JSR Corp.	5,000	65,172
JTEKT Corp.	26,400	293,234
JX Holdings, Inc.	243,400	939,753
K’s Holdings Corp.	7,800	144,043
Kamigumi Co., Ltd.	25,000	228,054
Kaneka Corp.	80,000	525,251
Kawasaki Kisen Kaisha Ltd.@	195,000	453,203
Kinden Corp.	3,000	32,073
Kobe Steel Ltd.	491,000	394,645
Komatsu Ltd.	103,800	1,778,668
Konica Minolta, Inc.	142,000	1,017,576
Kuraray Co., Ltd.@	76,400	898,911
Kurita Water Industries Ltd.	3,100	68,385
Kyocera Corp.	14,900	698,647
Kyushu Financial Group, Inc.	44,870	219,864
LIXIL Group Corp.	32,900	536,837
Marubeni Corp.	292,800	1,302,877
Mazda Motor Corp.	111,600	1,468,691
Medipal Holdings Corp.	12,400	201,253
Mitsubishi Chemical Holdings Corp.	429,900	1,934,581
Mitsubishi Corp.	62,600	1,083,899
Mitsubishi Gas Chemical Co., Inc.	45,000	231,395
Mitsubishi Heavy Industries Ltd.	441,000	1,739,829
Mitsubishi Materials Corp.	355,000	835,375
Mitsubishi Motors Corp.	15,600	70,851
Mitsubishi UFJ Financial Group, Inc.	845,200	3,731,435
Mitsubishi UFJ Financial Group, Inc., ADR@	1,031,340	4,568,836
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	416,191
Mitsui & Co., Ltd.	27,500	323,161
Mitsui & Co., Ltd., ADR	2,885	683,081
Mitsui Chemicals, Inc.	236,000	850,162
Mitsui OSK Lines Ltd.@	145,000	303,297
Mizuho Financial Group, Inc.	4,432,400	6,365,418
MS&AD Insurance Group Holdings, Inc.	28,328	719,139
NEC Corp.	734,000	1,684,579
NH Foods Ltd.	16,067	387,886
NHK Spring Co., Ltd.	30,800	246,364
Nikon Corp.@	46,300	621,428
Nippo Corp.	11,000	185,348
Nippon Electric Glass Co., Ltd.	44,000	181,087
Nippon Express Co., Ltd.	246,000	1,110,115
Nippon Paper Industries Co., Ltd.	30,700	531,263
Nippon Shokubai Co., Ltd.	3,600	203,244
Nippon Steel Sumitomo Metal Corp.	134,827	2,556,445
Nippon Yusen KK	501,000	868,436
Nissan Motor Co., Ltd.	426,800	3,793,732
Nisshinbo Holdings, Inc.@	23,000	205,578
NOK Corp.	17,600	293,660
Nomura Holdings, Inc.	459,800	1,626,098
Nomura Real Estate Holdings, Inc.	16,600	285,977
NTN Corp.	53,000	139,602
Obayashi Corp.	17,000	178,618
Oji Holdings Corp.	226,000	857,909
Otsuka Holdings Co., Ltd.	6,300	287,897
Resona Holdings, Inc.	446,700	1,609,184
Ricoh Co., Ltd.	230,800	1,975,763
Rohm Co., Ltd.	6,900	267,608
Sankyo Co., Ltd.	5,400	200,281
SBI Holdings, Inc.	41,400	404,518
Sega Sammy Holdings, Inc.	3,100	32,992
Seino Holdings Co., Ltd.	18,400	166,600
Sekisui Chemical Co., Ltd.	40,000	485,741
Sekisui House Ltd.	100,700	1,735,299
Shinsei Bank Ltd.	185,000	265,143
Shizuoka Bank Ltd. (The)	58,000	402,711

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Showa Shell Sekiyu KK@	14,100	$129,988
SKY Perfect JSAT Holdings, Inc.	36,000	164,199
Sojitz Corp.	145,400	339,335
Sompo Japan Nipponkoa Holdings, Inc.	20,543	536,826
Sony Corp.	15,400	445,603
Sony Corp., ADR	39,068	1,146,646
Sumitomo Chemical Co., Ltd.	491,000	1,987,489
Sumitomo Corp.	55,600	551,612
Sumitomo Electric Industries Ltd.	177,700	2,306,753
Sumitomo Forestry Co., Ltd.	38,000	507,820
Sumitomo Heavy Industries Ltd.	111,000	477,258
Sumitomo Metal Mining Co., Ltd.	90,000	896,383
Sumitomo Mitsui Financial Group, Inc.	225,900	6,400,846
Sumitomo Mitsui Trust Holdings, Inc.	316,000	1,009,217
Sumitomo Rubber Industries Ltd.@	42,800	564,919
Suzuken Co., Ltd.	9,240	287,226
T&D Holdings, Inc.	165,100	1,373,209
Taiheiyo Cement Corp.	59,000	137,694
Takashimaya Co., Ltd.	47,000	332,707
TDK Corp.	26,700	1,466,024
Teijin Ltd.	266,000	868,077
THK Co., Ltd.	6,700	112,440
TOKAI RIKA Co., Ltd.	11,500	166,823
Tokio Marine Holdings, Inc.	24,900	811,875
Tokyo Tatemono Co., Ltd.	5,500	65,085
Toppan Printing Co., Ltd.	60,000	510,144
Tosoh Corp.	128,000	580,100
Toyo Seikan Group Holdings Ltd.@	18,400	346,030
Toyoda Gosei Co., Ltd.	14,500	254,292
Toyota Motor Corp.	37,000	1,810,139
Toyota Motor Corp., ADR	10,414	1,041,296
Toyota Tsusho Corp.	65,600	1,388,676
Ube Industries Ltd.	247,000	401,840
UNY Group Holdings Co., Ltd.	39,000	325,173
Yamada Denki Co., Ltd.@	97,600	510,376
Yamaguchi Financial Group, Inc.@	23,000	214,932
Yokohama Rubber Co., Ltd. (The)@	24,000	295,628
		126,224,787
Netherlands — 2.8%
Aegon NV	196,914	771,394
Akzo Nobel NV	2,473	154,703
ArcelorMittal*	46,375	210,542
ArcelorMittal-NY Registered*	239,502	1,116,079
Boskalis Westminster NV	14,308	490,481
ING Groep NV	513,355	5,229,236
Koninklijke DSM NV	50,692	2,924,720
Koninklijke KPN NV@	84,575	305,505
Koninklijke Philips NV	105,517	2,631,594
Koninklijke Philips NV¢	104,956	2,608,455
NN Group NV	16,953	466,483
		16,909,192
New Zealand — 0.1%
Auckland International Airport Ltd.	57,500	266,858
Fletcher Building Ltd.	62,679	383,979
Fonterra Co-operative Group Ltd.	3,186	12,443
		663,280
Norway — 0.9%
DNB ASA	113,847	1,351,540
Norsk Hydro ASA	253,883	919,818
Seadrill Ltd.@*	81,654	264,559
Statoil ASA@	123,292	2,122,943
Storebrand ASA*	56,200	210,597
Subsea 7 SA@*	29,227	283,932
Yara International ASA	2,486	78,364
		5,231,753
Portugal — 0.0%
Banco Espirito Santo SA§*	414,564	—
EDP Renovaveis SA	32,371	243,563
		243,563
Singapore — 1.0%
CapitaLand Ltd.	217,800	496,359
City Developments Ltd.	74,000	447,153
DBS Group Holdings Ltd.	54,400	636,437
Frasers Centrepoint Ltd.	45,000	51,110
Golden Agri-Resources Ltd.	876,000	227,600
Hutchison Port Holdings Trust	1,160,800	528,164
Keppel Corp. Ltd.@	358,100	1,462,067
Olam International Ltd.	87,900	121,041
Sembcorp Industries Ltd.	80,900	169,355
Singapore Airlines Ltd.	132,240	1,046,454
United Industrial Corp. Ltd.	75,143	153,956
UOL Group Ltd.	47,218	191,382
Wilmar International Ltd.	89,100	215,623
		5,746,701
Spain — 2.4%
Banco Bilbao Vizcaya
Argentaria SA, ADR@	38,619	221,673
Banco de Sabadell SA@	429,258	561,639
Banco Popular Espanol SA@	281,068	359,014
Banco Santander SA	2,226,377	8,472,104
CaixaBank SA@	148,098	323,280
Iberdrola SA	348,416	2,353,566
Mapfre SA	52,011	113,014
Repsol SA	140,331	1,776,906
		14,181,196
Sweden — 2.9%
Boliden AB	77,171	1,484,917
Meda AB, A Shares	13,267	239,759
Millicom International Cellular SA	1,488	90,574
Nordea Bank AB	263,969	2,212,040
SSAB AB, B Shares	283,451	2,443,976
Svenska Cellulosa AB, Series A	244	7,755
Svenska Cellulosa AB, Series B	126,866	4,033,585

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden (Continued)
Svenska Handelsbanken AB, A Shares	31,174	$375,089
Swedbank AB, A Shares	48,681	1,010,939
Tele2 AB, B Shares	57,402	499,003
Telefonaktiebolaget LM Ericsson	408,846	3,107,166
Telefonaktiebolaget LM Ericsson, A Shares	698	5,152
Telia Co. AB	396,003	1,859,094
		17,369,049
Switzerland — 8.2%
ABB Ltd.	419,141	8,206,836
Adecco Group SA	49,724	2,489,510
Baloise Holding AG	10,052	1,113,801
Cie Financiere Richemont SA	87,601	5,090,995
Clariant AG	72,927	1,227,026
Credit Suisse Group AG	111,703	1,179,373
Dufry AG@*	1,466	174,599
Julius Baer Group Ltd.	4,278	170,025
LafargeHolcim Ltd.μ	38,041	1,579,296
LafargeHolcim Ltd.=	35,941	1,479,753
Novartis AG	81,820	6,715,692
Swatch Group AG (The)μ	10,479	597,190
Swatch Group AG (The)@μ	8,156	2,363,695
Swiss Life Holding AG	3,536	810,763
Swiss Re AG	72,191	6,265,425
UBS Group AG	263,220	3,388,300
Zurich Insurance Group AG	25,793	6,323,445
		49,175,724
United Kingdom — 19.6%
Anglo American PLC@	245,068	2,371,487
Antofagasta PLC@	61,941	383,929
Aviva PLC	122,471	642,212
Barclays PLC, ADR@	339,996	2,583,970
Barratt Developments PLC	61,728	333,139
BHP Billiton PLC, ADR	60,076	1,524,729
BP PLC, ADR@	740,309	26,288,373
Carnival PLC	12,809	573,715
Carnival PLC, ADR	7,555	332,906
Glencore PLC	2,491,810	5,070,372
HSBC Holdings PLC@	376,505	2,335,194
HSBC Holdings PLC, ADR@	413,738	12,954,137
Investec PLC	11,836	72,969
J Sainsbury PLC@	422,622	1,306,955
Kingfisher PLC	442,304	1,898,935
Lloyds Banking Group PLC, ADR@	39,203	116,433
Old Mutual PLC	328,859	876,900
Pearson PLC	27,905	359,226
Pearson PLC, ADR	47,615	618,519
Royal Bank of Scotland Group PLC*	127,835	292,029
Royal Bank of Scotland Group PLC, ADR@*	81,693	383,957
Royal Dutch Shell PLC, A Shares	17,548	478,312
Royal Dutch Shell PLC, ADR, Class A	286,710	15,832,126
Royal Dutch Shell PLC, ADR, Class B@	266,858	14,944,048
Royal Mail PLC	94,049	627,265
Standard Chartered PLC	336,424	2,528,642
Vodafone Group PLC	7,028,749	21,301,253
WM Morrison Supermarkets PLC@	368,150	918,446
		117,950,178
TOTAL COMMON STOCKS (Identified Cost $670,161,367)		592,800,478

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 4.500%	9,670	612,541
Porsche Automobil Holding SE, 4.640%	13,799	632,981
Volkswagen AG, 4.550%	30,375	3,650,647
		4,896,169
TOTAL PREFERRED STOCKS (Identified Cost $9,222,417)		4,896,169

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 7/8/2016@*	140,331	45,630

TOTAL RIGHTS AND WARRANTS (Identified Cost $46,117)		45,630

SHORT-TERM INVESTMENTS — 13.1%
Investment Companies — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	779	779
		780
Collateral For Securities On Loan — 13.1%
State Street Navigator Securities Lending Prime Portfolio	79,093,178	79,093,178

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $79,093,958)		79,093,958

Total Investments — 112.3%
(Identified Cost $758,523,859)#		676,836,235
Liabilities, Less Cash and Other Assets — (12.3%)		(74,271,426)
Net Assets — 100.0%		$602,564,809

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $80,896,529.
*	Non-income producing security.
¥	Traded on the Canada, Toronto Stock Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#

At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $760,001,055. Net unrealized depreciation aggregated $83,164,820 of which $42,352,584 related to appreciated investment securities and $125,517,404 related to depreciated investment securities.

ADR — American Depository Receipt

Ten Largest Industry Holdings as of June 30, 2016
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Oil, Gas & Consumable Fuels	18.2%
Commercial Banks	17.3%
Insurance	8.5%
Metals & Mining	7.6%
Automobiles	6.7%
Wireless Telecommunication Services	3.6%
Chemicals	3.4%
Real Estate Management & Development	2.1%
Food & Staples Retailing	2.0%
Multi-Utilities	1.9%

Country Weightings
(% of portfolio market value)+ (Unaudited)

+ Excludes Short-Term Investments

See notes to financial statements

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
MUTUAL FUNDS— 100.1%
Other — 100.1%
DFA International Small
Company Portfolio £	18,306,662	$307,734,993

TOTAL MUTUAL FUNDS
(Identified Cost $223,057,138)		307,734,993

Total Investments — 100.1%
(Identified Cost $223,057,138)#		307,734,993
Liabilities, Less Cash and
Other Assets — (0.1%)		(232,496)
Net Assets — 100.0%		$307,502,497

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $252,903,077. Net unrealized appreciation aggregated $54,831,916, which related solely to appreciated investment securities.

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 96.9%
Brazil — 6.2%
Aliansce Shopping Centers SA	13,559	$59,516
B2W Cia Digital*	14,716	43,063
Banco Bradesco SA	26,637	223,972
Banco do Brasil SA	105,169	562,464
Banco Santander Brasil SA	40,193	227,472
BM&F BOVESPA SA	156,602	877,513
Braskem SA, ADR@	5,644	66,881
Cia Siderurgica Nacional SA*	101,942	248,167
Cosan SA Industria e Comercio	15,000	155,543
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	114,999
Duratex SA	47,495	125,676
Embraer SA, ADR	11,177	242,764
Estacio Participacoes SA	9,900	52,269
Even Construtora e Incorporadora SA	34,300	41,002
Ez Tec Empreendimentos e Participacoes SA	8,658	43,124
Fibria Celulose SA	11,200	75,067
Fibria Celulose SA, ADR	42,916	290,112
Fleury SA	5,300	45,373
Gerdau SA	25,800	34,456
Gerdau SA, ADR@	99,559	181,197
Guararapes Confeccoes SA	1,200	20,920
Hypermarcas SA	47,100	342,220
International Meal Co. Alimentacao SA*	10,400	13,080
Iochpe Maxion SA	10,397	44,342
JBS SA	129,293	402,494
Kroton Educacional SA	224,054	948,583
Magnesita Refratarios SA*	1,500	6,864
Mahle-Metal Leve SA	3,100	22,148
MRV Engenharia e Participacoes SA	58,421	196,598
PDG Realty SA Empreendimentos e Participacoes*	76	58
Petroleo Brasileiro SA*	332,443	1,191,177
Petroleo Brasileiro SA, ADR@*	147,011	1,052,599
Petroleo Brasileiro SA, ADR*	192,885	1,120,662
Porto Seguro SA	8,300	69,117
Rumo Logistica Operadora Multimodal SA*	72,097	109,976
Sao Martinho SA	5,100	84,749
SLC Agricola SA	8,505	39,185
Sul America SA	27,000	131,457
Usinas Siderurgicas de Minas Gerais SA*	8,500	13,442
Vale SA	157,895	799,723
Via Varejo SA	19,800	45,920
		10,365,944
Chile — 1.4%
CAP SA	16,619	56,746
Cencosud SA	37,491	106,841
Cencosud SA, ADR	28,050	251,048
Empresas CMPC SA	112,729	233,523
Empresas COPEC SA	56,080	491,428
Enersis Americas SA, ADR	40,302	345,791
Enersis Chile SA, ADR	40,302	234,961
ENTEL Chile SA	16,548	150,010
Gas Natural Chile SA	200	1,042
Gasco SA	200	521
Grupo Security SA	133,299	43,300
Inversiones Aguas Metropolitanas SA	36,299	57,804
Latam Airlines Group SA, ADR@*	49,283	325,268
Ripley Corp. SA	107,262	53,317
Sigdo Koppers SA	10,144	13,027
Sociedad Matriz SAAM SA	240,287	17,789
		2,382,416
China — 14.7%
361 Degrees International Ltd.	129,000	37,080
Agile Property Holdings Ltd.@	227,091	120,598
Agricultural Bank of China Ltd., H Shares	1,616,000	589,485
Angang Steel Co., Ltd., H Shares@*	116,000	51,286
Bank of China Ltd., H Shares	5,641,902	2,254,405
Bank of Chongqing Co., Ltd., H Shares	46,500	35,843
Bank of Communications Co., Ltd., H Shares	551,400	347,552
Beijing Capital Land Ltd., H Shares	136,000	49,785
Beijing Enterprises Holdings Ltd.	29,500	167,119
BYD Electronic International Co., Ltd.*	47,500	26,572
C C Land Holdings Ltd.	115,000	30,388
China Aerospace International Holdings Ltd.	318,000	38,940
China Agri-Industries Holdings Ltd.*	167,700	55,121
China BlueChemical Ltd., H Shares	192,000	33,658
China Citic Bank Corp. Ltd., H Shares	485,000	293,822
China Coal Energy Co., Ltd., H Shares@*	218,000	113,523
China Communication Services Corp. Ltd., H Shares	227,600	118,522
China Communications Construction Co., Ltd., H Shares	166,000	177,595
China Construction Bank Corp.,
H Shares	7,854,810	5,193,949
China Everbright Bank Co., Ltd.,
H Shares	326,000	147,913
China Everbright Ltd.	42,000	80,664
China Galaxy Securities Co., Ltd.,
H Shares	40,500	36,229
China High Speed Transmission
Equipment Group Co., Ltd.	79,000	63,236
China Hongqiao Group Ltd.@	162,500	108,918
China Jinmao Holdings Group Ltd.	380,000	106,779
China Lumena New Materials
Corp.@§~*	224,000	—
China Merchants Bank Co., Ltd.,
H Shares	156,500	348,984
China Merchants Holdings
International Co., Ltd.	78,353	208,050
China Minsheng Banking Corp. Ltd.,
H Shares	232,400	224,069
China Modern Dairy Holdings Ltd.@	239,000	34,503
China National Building Material Co.,
Ltd., H Shares@	394,000	171,655

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
China (Continued)
China National Materials Co., Ltd.,
H Shares	121,000	$26,046
China Oil & Gas Group Ltd.*	200,000	15,210
China Oilfield Services Ltd.,
H Shares@	72,000	55,220
China Overseas Grand
Oceans Group Ltd.*	77,000	22,530
China Petroleum & Chemical
Corp., ADR	11,017	793,224
China Petroleum & Chemical
Corp., H Shares	1,200,400	864,933
China Resources Cement
Holdings Ltd.	166,000	53,065
China Resources Enterprise Ltd.	44,593	96,910
China SCE Property Holdings Ltd.	151,000	32,893
China Shanshui Cement
Group Ltd.@§*	125,000	34,996
China Shenhua Energy Co., Ltd.	191,500	351,992
China Shipping Container Lines Co.,
Ltd., H Shares@*	70,200	14,478
China Singyes Solar Technologies
Holdings Ltd.@	30,000	10,286
China South City Holdings Ltd.	204,000	39,706
China Southern Airlines Co., Ltd.,
H Shares	98,000	55,328
China Travel International Investment
Hong Kong Ltd.	208,000	60,056
China Unicom Hong Kong Ltd.	132,000	136,796
China Unicom Hong Kong Ltd., ADR	55,304	575,715
China Yurun Food Group Ltd.@*	23,000	3,469
China ZhengTong Auto Services
Holdings Ltd.	91,500	33,613
China Zhongwang Holdings Ltd.@	154,000	68,483
Chongqing Rural Commercial
Bank Co., Ltd., H Shares@	226,000	114,484
CIFI Holdings Group Co., Ltd.	130,000	32,005
CITIC Ltd.	471,000	686,031
Citic Resources Holdings Ltd.*	150,000	13,921
CNOOC Ltd.	1,645,000	2,041,911
Comba Telecom Systems
Holdings Ltd.	176,000	25,635
Concord New Energy Group Ltd.	420,000	23,008
Coolpad Group Ltd.*	240,200	44,584
COSCO Pacific Ltd.	142,680	141,611
Country Garden Holdings Co., Ltd.	544,000	228,592
Dah Chong Hong Holdings Ltd.	35,000	16,467
Dongfeng Motor Group Co.,
Ltd., H Shares	168,000	174,971
Dongyue Group Ltd.§	234,000	41,322
Evergrande Real Estate
Group Ltd.@	365,000	222,065
Fufeng Group Ltd.	155,000	42,755
Glorious Property Holdings Ltd.*	228,000	20,572
GOME Electrical Appliances
Holding Ltd.@	972,000	114,012
Greentown China Holdings Ltd.@*	76,000	53,193
Guangshen Railway Co., Ltd., ADR	2,674	63,401
Guangzhou R&F
Properties Co., Ltd.	109,600	138,022
Harbin Electric Co., Ltd., H Shares	54,000	19,768
Hengdeli Holdings Ltd.*	184,000	21,108
Hopson Development Holdings Ltd.	58,000	51,211
Hua Han Health Industry
Holdings Ltd.@	640,000	56,921
Huabao International
Holdings Ltd.*	94,000	33,320
Huaneng Renewables Corp.
Ltd., H Shares	312,000	102,953
Huishang Bank Corp.
Ltd., H Shares	64,000	28,791
Industrial & Commercial Bank of
China Ltd., H Shares	4,946,000	2,734,992
Intime Retail Group Co., Ltd.	3,500	2,892
Jiangxi Copper Co., Ltd., H Shares	92,000	102,339
Ju Teng International Holdings Ltd.	56,000	22,232
Kaisa Group Holdings Ltd.@§*	172,000	12,970
Kingboard Chemical Holdings Ltd.	75,000	148,683
Kingboard Laminates Holdings Ltd.	50,000	30,613
Kunlun Energy Co., Ltd.@	296,000	244,183
KWG Property Holding Ltd.	147,500	85,936
Longfor Properties Co., Ltd.	103,500	134,209
Lonking Holdings Ltd.	281,000	40,929
Maanshan Iron & Steel Co.,
Ltd., H Shares@*	116,000	24,821
Maoye International Holdings Ltd.	82,000	7,504
Metallurgical Corp. of China
Ltd., H Shares	76,000	23,119
Mingfa Group International
Co., Ltd.*§	91,000	22,169
MMG Ltd.*	88,000	21,779
Nine Dragons Paper Holdings Ltd.	128,000	97,508
Poly Property Group Co., Ltd.@*	229,000	58,445
Renhe Commercial Holdings
Co., Ltd.@*	726,000	18,716
Semiconductor Manufacturing
International Corp.*	1,498,000	119,715
Shandong Chenming Paper
Holdings Ltd., H Shares	45,000	33,236
Shanghai Industrial Holdings Ltd.	45,000	101,739
Shanghai Industrial Urban
Development Group Ltd.	262,000	52,683
Shenzhen International
Holdings Ltd.@	31,001	44,755
Shenzhen Investment Ltd.	156,072	62,364
Shimao Property Holdings Ltd.	147,500	185,751
Shougang Fushan
Resources Group Ltd.	176,000	31,307
Shunfeng International
Clean Energy Ltd.*	220,000	28,641
Sino-Ocean Land Holdings Ltd.	316,212	136,950
Sinofert Holdings Ltd.	244,000	29,878
Sinopec Engineering Group
Co., Ltd., H Shares	43,000	38,466
Sinotrans Ltd., H Shares	122,000	53,938
Sinotrans Shipping Ltd.	51,573	8,177
Sinotruk Hong Kong Ltd.	60,000	25,908
Skyworth Digital Holdings Ltd.	129,591	106,237

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
China (Continued)
Soho China Ltd.	205,000	$98,826
Sunac China Holdings Ltd.	32,000	19,840
TCC International Holdings Ltd.	96,000	15,468
Tian An China Investment Co., Ltd.	10,000	5,259
Tianjin Port Development Holdings Ltd.	70,000	10,015
Truly International Holdings Ltd.	178,000	85,351
Yanzhou Coal Mining Co., Ltd., H Shares@	66,000	42,536
Yingde Gases Group Co., Ltd.	101,500	36,633
Yuexiu Property Co., Ltd.	863,033	106,793
Yuzhou Properties Co., Ltd.	153,000	42,598
Zhongsheng Group Holdings Ltd.	35,500	19,264
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares@	57,000	19,617
		24,559,810
Colombia — 0.6%
Almacenes Exito SA	13,858	67,372
Cementos Argos SA	10,173	41,516
Ecopetrol SA, ADR@	26,868	256,858
Grupo Argos SA	31,119	197,099
Grupo de Inversiones Suramericana SA	22,514	295,215
Grupo Nutresa SA	8,773	75,389
		933,449
Czech Republic — 0.2%
CEZ, AS	18,401	312,698
Unipetrol, AS	10,432	74,821
		387,519
Greece — 0.1%
Alpha Bank AE*	927	1,666
Ellaktor SA*	11,652	16,810
GEK Terna Holding Real Estate Construction SA*	8,282	16,084
Hellenic Petroleum SA*	9,036	37,804
Marfin Investment Group Holdings SA*	45,244	5,975
Mytilineos Holdings SA	16,096	67,342
Piraeus Bank SA*	524	94
Titan Cement Co. SA	299	6,139
		151,914
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	3,816	220,569
OTP Bank PLC	15,429	344,361
		564,930
India — 13.8%
ACC Ltd.	6,589	158,533
Adani Enterprises Ltd.	48,033	62,021
Adani Ports & Special Economic Zone Ltd.	73,688	225,993
Adani Power Ltd.*	220,211	100,652
Adani Transmissions Ltd.*	48,033	27,754
Aditya Birla Fashion & Retail Ltd.*	57,350	121,166
Aditya Birla Nuvo Ltd.	11,029	200,489
Allahabad Bank Ltd.	1,836	1,884
Ambuja Cements Ltd.	85,169	322,846
Apollo Tyres Ltd.	62,493	140,272
Arvind Infrastructure Ltd.*	3,581	5,199
Arvind Ltd.	35,814	173,857
Ashoka Buildcon Ltd.	4,899	11,504
Axis Bank Ltd.	180,957	1,430,336
Bajaj Finserv Ltd.	7,006	242,062
Bajaj Holdings & Investment Ltd.	5,460	134,201
Balkrishna Industries Ltd.	4,079	40,068
Bank of Baroda	63,461	144,937
Bank of India	22,041	33,048
Bharat Electronics Ltd.	2,973	55,941
Bharat Heavy Electricals Ltd.	92,459	175,480
Bharti Airtel Ltd.	189,175	1,020,219
Biocon Ltd.	7,792	85,788
Cairn India Ltd.	81,823	170,447
Canara Bank	23,213	74,975
Ceat Ltd.	3,536	43,530
Century Textiles & Industries Ltd.	4,065	39,759
Cholamandalam Investment & Finance Co., Ltd.	1,380	19,313
Cipla Ltd.	13,689	101,570
Container Corp. of India Ltd.	2,946	62,329
Coromandel International Ltd.	7,470	29,439
Corporation Bank*	735	445
Cox & Kings Ltd.	11,953	29,752
Crompton Greaves Consumer Electricals Ltd.*	49,779	105,318
Crompton Greaves Ltd.*	49,779	54,503
Cyient Ltd.	4,385	31,834
DCB Bank Ltd.*	3,524	5,083
Dewan Housing Finance Corp. Ltd.	35,252	106,443
DLF Ltd.	35,103	78,194
EID Parry India Ltd.	7,288	27,427
EIH Ltd.	13,530	22,752
Engineers India Ltd.	11,771	35,473
Exide Industries Ltd.	41,825	105,469
Federal Bank Ltd.	155,672	133,081
GAIL India Ltd.	55,287	315,282
GAIL India Ltd., GDR	155	4,983
Gateway Distriparks Ltd.	5,474	24,975
Great Eastern Shipping Co., Ltd. (The)	11,618	54,049
Gujarat Fluorochemicals Ltd.	5,933	46,193
Gujarat State Petronet Ltd.	33,607	70,306
Himachal Futuristic Communications Ltd.*	111,266	30,085
Hindalco Industries Ltd.	179,658	327,800
ICICI Bank Ltd.	281,731	1,003,454
ICICI Bank Ltd., ADR	74,950	538,141
IDBI Bank Ltd.	16,131	16,694
Idea Cellular Ltd.	194,607	307,069
IDFC Bank Ltd.*	28,677	19,226
IDFC Ltd.	28,677	20,224
IFCI Ltd.	131,851	52,256
IIFL Holdings Ltd.	37,686	125,350
India Cements Ltd. (The)*	73,961	124,264
Indiabulls Housing Finance Ltd.	31,336	312,455

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
India (Continued)
Indian Bank	12,173	$25,430
Indian Hotels Co., Ltd.*	47,733	90,876
Jain Irrigation Systems Ltd.	44,473	49,056
Jaiprakash Associates Ltd.*	179,807	23,843
Jammu & Kashmir Bank Ltd. (The)	24,690	25,131
Jindal Steel & Power Ltd.*	85,132	85,832
JSW Energy Ltd.	116,585	144,576
JSW Steel Ltd.	18,080	393,504
Jubilant Life Sciences Ltd.	13,390	62,104
Karnataka Bank Ltd. (The)	17,217	35,878
Karur Vysya Bank Ltd. (The)	4,383	32,235
Kaveri Seed Co., Ltd.	5,328	35,088
Kotak Mahindra Bank Ltd.	1,116	12,590
KPIT Technologies Ltd.	21,169	58,180
L&T Finance Holdings Ltd.	78,014	91,774
Larsen & Toubro Ltd.	43,594	967,536
LIC Housing Finance Ltd.	63,253	464,171
Mahindra & Mahindra Financial Services Ltd.	53,402	265,645
Mahindra & Mahindra Ltd.	48,013	1,015,817
Manappuram Finance Ltd.	39,514	40,395
Mphasis Ltd.	17,602	149,198
MRF Ltd.	256	124,805
Muthoot Finance Ltd.	15,546	68,177
National Aluminium Co., Ltd.	84,641	53,798
NCC Ltd.	58,777	64,747
NIIT Technologies Ltd.	6,690	50,912
Oberoi Realty Ltd.	14,000	56,377
Oriental Bank of Commerce	14,300	22,882
PC Jeweller Ltd.	3,805	21,761
Persistent Systems Ltd.	4,682	48,450
Petronet LNG Ltd.	34,695	151,898
Piramal Enterprises Ltd.	6,642	141,854
Power Finance Corp., Ltd.	64,690	164,085
Prestige Estates Projects Ltd.	5,865	16,102
PTC India Ltd.	28,037	32,297
Ramco Cements Ltd. (The)	6,184	50,758
Redington India Ltd.	23,584	36,147
Reliance Capital Ltd.	8,971	53,165
Reliance Communications Ltd.*	167,238	126,491
Reliance Industries Ltd.	155,358	2,230,416
Reliance Industries Ltd., GDR±	9,730	277,791
Reliance Power Ltd.	91,910	69,857
Rural Electrification Corp. Ltd.	58,727	150,961
Shriram City Union Finance Ltd.	837	20,586
Shriram Transport Finance Co., Ltd.	20,278	361,336
Sintex Industries Ltd.	51,588	62,063
Sobha Ltd.	6,105	29,564
South Indian Bank Ltd. (The)	67,916	19,622
SRF Ltd.	2,665	52,001
State Bank of India	142,518	463,059
State Bank of India Ltd., GDR.	2,800	88,760
Syndicate Bank	19,381	20,990
Tata Chemicals Ltd.	12,834	82,077
Tata Global Beverages Ltd.	75,341	146,898
Tata Motors Ltd.*	162,943	1,106,887
Tata Steel Ltd.	65,786	314,821
Tech Mahindra Ltd.	32,802	247,127
Tube Investments of India Ltd.	8,913	64,211
TV18 Broadcast Ltd.*	55,772	37,391
Union Bank of India	37,465	71,133
UPL Ltd.	59,946	489,862
VA Tech Wabag Ltd.	1,790	15,674
Vardhman Textiles Ltd.	3,096	43,577
Vedanta Ltd.	201,797	394,654
Vedanta Ltd., ADR	14,869	117,019
Videocon Industries Ltd.	3,464	5,343
Wipro Ltd.	65,145	540,406
Wockhardt Ltd.*	4,111	56,980
Yes Bank Ltd.	28,049	457,960
Zensar Technologies Ltd.	1,122	16,125
		22,992,908
Indonesia — 3.0%
Adaro Energy Tbk PT	2,866,400	184,404
Adhi Karya Persero Tbk PT	108,300	22,787
Agung Podomoro Land Tbk PT*	1,262,900	24,852
Alam Sutera Realty Tbk PT	2,593,800	94,231
Aneka Tambang Tbk PT*	235,916	12,945
Astra Agro Lestari Tbk PT*	39,844	44,330
Astra International Tbk PT	256,400	143,603
Bank Bukopin Tbk PT	428,300	18,477
Bank Danamon Indonesia Tbk PT	378,773	101,484
Bank Mandiri Tbk PT	1,289,800	929,827
Bank Negara Indonesia Persero Tbk PT	1,027,766	404,495
Bank Pan Indonesia Tbk PT*	967,400	56,378
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	649,700	55,320
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	2,663
Bank Tabungan Negara Tbk PT	671,490	87,160
Bumi Serpong Damai Tbk PT	805,600	128,652
Ciputra Development Tbk PT	1,600,498	175,646
Eagle High Plantations Tbk PT*	1,380,100	22,144
Gajah Tunggal Tbk PT	517,400	38,181
Garuda Indonesia Persero Tbk PT*	400,470	14,367
Global Mediacom Tbk PT	1,084,300	80,835
Gudang Garam Tbk PT	23,400	122,202
Hanson International Tbk PT	198,800	11,811
Holcim Indonesia Tbk PT	308,000	24,593
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	23,988
Indo Tambangraya Megah Tbk PT	64,900	46,050
Indofood Sukses Makmur Tbk PT	802,500	440,350
Intiland Development Tbk PT	1,370,300	60,672
Japfa Comfeed Indonesia Tbk PT	565,400	47,714
Lippo Cikarang Tbk PT	74,400	43,641
Lippo Karawaci Tbk PT	3,218,075	278,880
Medco Energi Internasional Tbk PT	379,700	43,107
MNC Investama Tbk PT	4,910,300	61,692
Modernland Realty Tbk PT	1,013,700	33,758
Multipolar Tbk PT	1,293,500	36,223
Panin Financial Tbk PT	4,249,300	67,539
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	88,236

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Indonesia (Continued)
Salim Ivomas Pratama Tbk PT	964,200	$32,402
Semen Indonesia Persero Tbk PT	362,500	256,528
Sinar Mas Multiartha Tbk PT	7,500	3,974
Sri Rejeki Isman Tbk PT	996,900	19,617
Tambang Batubara Bukit Asam Persero Tbk PT	127,900	74,538
Timah Tbk PT	762,382	40,391
United Tractors Tbk PT	316,000	353,968
Vale Indonesia Tbk PT*	362,800	49,975
XL Axiata Tbk PT*	400,100	111,135
		5,015,765
Korea — 14.4%
Asiana Airlines, Inc.*	12,488	47,378
BNK Financial Group, Inc.	32,879	230,354
CJ E&M Corp.	1,328	79,898
Daeduck Electronics Co.	3,845	24,068
Daeduck GDS Co., Ltd.	4,539	51,622
Daelim Industrial Co., Ltd.	2,608	172,078
Daewoo Engineering & Construction Co., Ltd.*	9,082	44,233
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	12,811	47,047
Daishin Securities Co., Ltd.	5,898	51,205
Daou Technology, Inc.	2,100	42,479
DGB Financial Group, Inc.	17,620	132,626
Dong Ah Tire & Rubber Co., Ltd.	1,550	36,064
Dongkuk Steel Mill Co., Ltd.*	5,154	36,199
Doosan Corp.	1,027	83,098
Doosan Heavy Industries & Construction Co., Ltd.	6,939	127,713
Doosan Infracore Co., Ltd.*	19,039	112,563
E-Mart Co., Ltd.	2,029	304,742
Eugene Corp.	10,995	46,391
Eugene Investment & Securities Co., Ltd.*	20,185	43,898
GS Engineering & Construction Corp.*	5,034	121,278
GS Holdings Corp.	6,040	248,815
Halla Holdings Corp.	445	23,566
Hana Financial Group, Inc.	24,268	489,848
Handsome Co., Ltd.	1,970	67,214
Hanil Cement Co., Ltd.	309	21,998
Hanjin Kal Corp.	3,326	47,644
Hanjin Shipping Co., Ltd.*	10,498	18,274
Hanjin Transportation Co., Ltd.	384	10,685
Hankook Tire Co., Ltd.	3,921	173,609
Hansol Holdings Co., Ltd.*	4,144	26,011
Hansol Paper Co., Ltd.	373	6,978
Hanwha Chem Corp.	11,983	247,078
Hanwha Corp.	5,740	176,408
Hanwha General Insurance Co., Ltd.	4,793	30,376
Hanwha Investment & Securities Co., Ltd.*	9,923	23,260
Hanwha Life Insurance Co., Ltd.	31,650	159,095
Hanwha Techwin Co., Ltd.	2,249	94,892
Humax Co., Ltd.	1,390	16,412
Hyosung Corp.	2,379	257,139
Hyundai Department Store Co., Ltd.	1,876	210,100
Hyundai Engineering & Construction Co., Ltd.	8,648	250,389
Hyundai Heavy Industries Co., Ltd.*	3,494	320,022
Hyundai Home Shopping Network Corp.	351	38,700
Hyundai Hy Communications & Networks Co., Ltd.	3,997	12,943
Hyundai Marine & Fire Insurance Co., Ltd.	2,703	68,640
Hyundai Mobis Co., Ltd.	1,845	403,646
Hyundai Motor Co.*	20,465	2,407,438
Hyundai Rotem Co., Ltd.*	2,813	43,593
Hyundai Securities Co.	14,989	81,461
Hyundai Steel Co.	10,195	405,817
Hyundai Wia Corp.	2,160	167,084
Ilshin Spinning Co., Ltd.	296	31,994
Industrial Bank of Korea	31,915	308,940
JB Financial Group Co., Ltd.	10,318	50,791
KB Financial Group, Inc.	205	5,802
KB Financial Group, Inc., ADR	29,675	844,550
KB Insurance Co., Ltd.	4,390	106,715
KCC Corp.	454	149,974
Kia Motors Corp.	33,713	1,264,402
KISWIRE Ltd.	840	27,056
Kolon Industries, Inc.	1,927	120,955
Korea Investment Holdings Co., Ltd.	5,554	202,998
Korea Line Corp.*	3,081	45,873
Korean Air Lines Co., Ltd.*	4,632	104,354
Korean Reinsurance Co.	9,715	102,898
Kumho Tire Co., Inc.*	5,182	42,964
Kwangju Bank	1,074	8,112
LF Corp.	2,480	45,537
LG Chem Ltd.	384	86,678
LG Corp.	8,570	473,941
LG Display Co., Ltd.	4,160	95,346
LG Display Co., Ltd., ADR	55,508	643,338
LG Electronics, Inc.	16,524	773,229
LG Innotek Co., Ltd.	1,536	105,080
LG International Corp.	3,030	99,040
LG Uplus Corp.	23,635	223,659
Lotte Chemical Corp.	1,077	264,610
Lotte Chilsung Beverage Co., Ltd.	56	86,831
Lotte Confectionery Co., Ltd.	640	108,625
LOTTE Fine Chemicals Co., Ltd.	2,019	54,688
LOTTE Himart Co., Ltd.	487	19,491
Lotte Shopping Co., Ltd.	1,031	181,254
LS Corp.	2,043	99,503
Mando Corp.	264	49,850
Mirae Asset Daewoo Co., Ltd.	16,086	108,790
Mirae Asset Securities Co., Ltd.	6,038	120,828
Namyang Dairy Products Co., Ltd.	26	15,530
NH Investment & Securities Co., Ltd.	11,342	89,901
NHN Entertainment Corp.*	1,327	74,308

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Korea (Continued)
Nong Shim Co., Ltd.	100	$32,470
OCI Co., Ltd.*	2,081	163,141
Pan Ocean Co., Ltd.*	15,780	47,880
Poongsan Corp.	2,070	52,386
Posco Daewoo Corp.	4,166	90,420
POSCO, ADR	27,751	1,234,919
S&T Dynamics Co., Ltd.	1,950	16,371
S-Oil Corp.	2,353	154,640
Samsung Card Co., Ltd.	3,348	120,625
Samsung Electro-Mechanics Co., Ltd.	6,646	289,069
Samsung Electronics Co., Ltd.	371	458,979
Samsung Heavy Industries Co., Ltd.*	14,688	116,805
Samsung Life Insurance Co., Ltd.	6,916	603,428
Samsung SDI Co., Ltd.	3,484	326,668
Samsung Securities Co., Ltd.	5,314	162,855
Samyang Holdings Corp.	471	59,905
SeAH Besteel Corp.	1,570	33,871
SeAH Steel Corp.	130	7,675
Sebang Co., Ltd.	1,306	18,765
Sebang Global Battery Co., Ltd.	589	19,380
Shinhan Financial Group Co., Ltd.	12,732	420,034
Shinhan Financial Group Co., Ltd., ADR	24,410	799,183
Shinsegae Co., Ltd.	895	151,517
SK Gas Co., Ltd.	594	44,504
SK Holdings Co., Ltd.	1,525	268,101
SK Hynix, Inc.	38,415	1,080,563
SK Innovation Co., Ltd.	7,953	970,089
SK Networks Co., Ltd.	13,860	71,475
SKC Co., Ltd.	3,360	78,906
SL Corp.	532	6,651
Ssangyong Cement Industrial Co., Ltd.*	2,750	44,646
Sung Kwang Bend Co., Ltd.	4,581	36,589
Sungwoo Hitech Co., Ltd.	5,817	39,038
Taekwang Industrial Co., Ltd.	36	27,129
Taeyoung Engineering & Construction Co., Ltd.*	5,008	26,000
Tongyang Life Insurance Co., Ltd.	3,790	33,397
Tongyang, Inc.	18,180	51,059
Unid Co., Ltd.	227	8,730
Woori Bank	18,734	154,836
Woori Bank, ADR@	3,083	76,582
Young Poong Corp.	19	15,868
Yuanta Securities Korea Co., Ltd.*	9,125	26,499
		24,064,152
Malaysia — 3.9%
Affin Holdings Bhd	65,370	34,375
AirAsia Bhd	261,100	168,389
Alliance Financial Group Berhad	167,400	167,338
AMMB Holdings Berhad	305,987	336,992
Batu Kawan Berhad	18,800	83,006
Berjaya Corp. Berhad	442,500	38,965
Berjaya Land Berhad*	215,200	37,366
Boustead Holdings Berhad	81,457	54,756
Boustead Plantations Bhd	11,600	4,258
Bumi Armada Bhd*	491,700	88,424
Cahya Mata Sarawak Bhd	22,500	19,980
CIMB Group Holdings Bhd	546,772	592,681
Coastal Contracts Bhd	55,400	21,300
DRB-Hicom Berhad	191,500	42,751
Eco World Development Group Bhd*	61,000	19,216
Felda Global Ventures Holdings Bhd	258,800	96,934
Genting Bhd	374,800	762,337
Genting Malaysia Bhd	308,300	340,304
HAP Seng Consolidated Berhad	75,500	144,576
Hap Seng Plantations Holdings Berhad	19,600	11,668
Hong Leong Financial Group Berhad	35,521	129,343
Hong Leong Industries Bhd	9,900	20,456
IJM Corp. Berhad	470,460	407,269
IOI Properties Group Bhd	132,900	77,469
Jaya Tiasa Holdings Bhd	54,200	15,461
KNM Group Bhd*	258,360	26,275
KSL Holdings Bhd	91,419	25,397
Kulim Malaysia Berhad*§	70,100	70,596
Mah Sing Group Bhd	205,885	75,072
Malayan Banking Bhd	33,469	67,577
Malaysia Airports Holdings Bhd	102,400	155,448
Malaysia Building Society Bhd	39,100	6,983
Malaysian Resources Corp. Bhd	168,400	44,277
Media Prima Bhd	105,700	36,182
MISC Berhad	145,020	268,349
MMC Corp. Berhad	137,800	68,703
Multi-Purpose Holdings Bhd	86,100	49,121
Oriental Holdings Berhad	23,560	38,746
OSK Holdings Berhad	49,637	19,577
Parkson Holdings Bhd*	83,001	16,676
Pos Malaysia Berhad	21,200	14,777
PPB Group Berhad	47,700	195,225
Press Metal Bhd	75,200	68,643
RHB Capital Berhad	130,771	166,079
SapuraKencana Petroleum Bhd	564,500	205,833
Selangor Properties Bhd	6,500	7,465
SP Setia Bhd Group	87,502	62,943
Star Publications Malaysia Bhd	2,200	1,424
Sunway Bhd	136,600	101,650
Sunway Construction Group Bhd	15,860	6,294
Supermax Corp. Bhd	71,200	37,971
Ta Ann Holdings Bhd	33,360	27,307
TA Enterprise Bhd	140,200	17,388
TA Global Berhad	55,560	3,170
TAN Chong Motor Holdings Bhd	9,600	4,572
Time dotCom Bhd	57,980	109,301
UEM Sunrise Bhd	225,600	57,638
UMW Holdings Bhd	75,700	107,593
UMW Oil & Gas Corp. Bhd*	110,500	25,628
Unisem M Bhd	81,900	48,756
UOA Development Bhd	91,900	49,922
Wah Seong Corp. Bhd	3,573	629
WCT Holdings Bhd	158,992	59,156
YTL Corp. Berhad	970,009	401,814
		6,465,771

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Mexico — 5.5%
Alfa SAB de CV, Class A	316,744	$544,523
Alpek SA de CV	61,784	101,348
Axtel SAB de CV*	61,878	21,052
Cemex SAB de CV*	697,573	431,534
Cemex SAB de CV, ADR*	54,111	333,865
Coca-Cola Femsa SAB de CV, ADR@	1,730	143,521
Coca-Cola Femsa SAB de CV, Series L	44,671	370,170
Empresas ICA SAB de CV, ADR@*	1,800	1,196
Fomento Economico Mexicano SAB de CV	46,223	427,958
Fomento Economico Mexicano SAB de CV, ADR	11,160	1,032,188
Genomma Lab Internacional SAB de CV, Series B*	44,630	45,771
Grupo Aeromexico SAB de CV*	5,400	11,159
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,128	423,657
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,460	232,943
Grupo Carso SAB de CV, Series A	47,917	206,213
Grupo Comercial Chedraui SA de CV	54,670	136,297
Grupo Elektra SAB de CV	5,444	75,711
Grupo Financiero Banorte SAB de CV	238,187	1,331,212
Grupo Financiero Inbursa SA	121,118	205,965
Grupo Financiero Interacciones SA de CV	7,000	34,172
Grupo Financiero Santander Mexico SAB de CV, Class B	230,955	419,147
Grupo Herdez SAB de CV	24,163	53,077
Grupo Mexico SAB de CV, Series B	538,696	1,262,282
Grupo Sanborns SAB de CV	49,041	65,665
Grupo Simec SAB de CV, Series B*§	9,186	22,383
Industrias Bachoco SAB de CV, ADR@	1,639	80,967
Industrias Bachoco SAB de CV, Series B	3,309	13,638
Industrias CH SAB de CV, Series B*§	9,563	39,335
Industrias Penoles SAB de CV	16,671	398,015
La Comer SAB de CV*	37,216	36,458
Megacable Holdings SAB de CV	1,300	5,276
Mexichem SAB de CV	118,938	250,724
Minera Frisco SAB de CV, Class A1*	20,406	13,795
OHL Mexico SAB de CV*	97,166	119,049
Organizacion Soriana SAB de CV, Class B*	108,379	258,935
TV Azteca SAB de CV	104,814	13,702
		9,162,903
Philippines — 1.7%
Alliance Global Group, Inc.	479,100	150,713
Bank of the Philippine Islands	21,550	44,568
BDO Unibank, Inc.	208,010	495,183
Bloomberry Resorts Corp.*	110,000	15,525
Cebu Air, Inc.	23,560	49,000
China Banking Corp.	9,504	7,676
Cosco Capital, Inc.	170,500	28,195
Emperador, Inc.	147,300	22,699
Filinvest Land, Inc.	1,435,000	60,697
First Philippine Holdings Corp.	33,750	48,673
JG Summit Holdings, Inc.	355,780	650,344
Lopez Holdings Corp.	414,200	68,230
LT Group, Inc.	220,200	74,512
Megaworld Corp.	1,270,700	125,591
Metropolitan Bank & Trust	38,258	73,471
Petron Corp.	421,800	99,875
Philippine National Bank*	30,748	37,579
Rizal Commercial Banking Corp.	51,380	34,892
Robinsons Land Corp.	319,900	200,586
Robinsons Retail Holdings, Inc.	22,800	41,653
San Miguel Corp.	67,120	111,777
Security Bank Corp.	54,470	222,175
Top Frontier Investment Holdings, Inc.*	8,630	35,769
Travellers International
Hotel Group, Inc.	183,800	13,244
Union Bank of the Philippines	2,590	3,567
Vista Land & Lifescapes, Inc.	975,500	110,722
		2,826,916
Poland — 1.5%
Asseco Poland SA	11,788	156,004
Bank Millennium SA*	42,739	50,700
Enea SA	25,464	63,900
Grupa Azoty SA	4,814	83,904
Grupa Lotos SA*	5,266	40,672
Kernel Holding SA	8,100	108,819
KGHM Polska Miedz SA	23,101	386,471
Lubelski Wegiel Bogdanka SA	963	8,822
Netia SA	36,890	38,525
Orbis SA	1,581	24,446
PGE SA	157,586	472,147
PKP Cargo SA*	770	6,441
Polski Koncern Naftowy Orlen SA	42,901	750,884
Powszechna Kasa Oszczednosci Bank Polski SA*	37,756	222,798
Tauron Polska Energia SA	171,778	123,660
		2,538,193
Russia — 2.0%
Gazprom PAO, ADR	487,994	2,103,254
Lukoil PJSC, ADR	24,100	1,005,693
Magnitogorsk Iron & Steel OJSC, GDR	11,936	57,651
Magnitogorsk Iron & Steel Works, GDR	2,645	12,775
RusHydro PJSC, ADR	95,640	87,033
		3,266,406

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 8.1%
Aeci Ltd.	15,952	$89,898
African Bank Investments Ltd. §*	72,611	286
African Rainbow Minerals Ltd.	16,931	105,761
Anglo American Platinum Ltd.*	6,935	172,937
AngloGold Ashanti Ltd., ADR*	49,663	896,914
ArcelorMittal South Africa Ltd.*	23,974	13,657
Aveng Ltd.*	43,063	10,263
Barclays Africa Group Ltd.	53,988	528,150
Barloworld Ltd.	39,661	196,985
Bid Corp., Ltd.*	5,021	94,093
Bidvest Group Ltd. (The)	5,021	47,282
Blue Label Telecoms Ltd.	3,193	4,006
Caxton & CTP Publishers & Printers Ltd.	18,814	17,411
DataTec Ltd.@	33,031	98,344
Exxaro Resources Ltd.@	19,718	90,316
Gold Fields Ltd., ADR	163,422	800,768
Grindrod Ltd.@	77,312	60,210
Harmony Gold Mining Co., Ltd., ADR*	35,368	127,678
Impala Platinum Holdings Ltd.*	53,426	171,219
Imperial Holdings Ltd.	38,000	385,676
Investec Ltd.@	27,847	170,451
KAP Industrial Holdings Ltd.	93,894	39,845
Kumba Iron Ore Ltd.*	3,882	29,257
Lewis Group Ltd.@	12,796	38,237
Liberty Holdings Ltd.	21,825	179,306
Metair Investments Ltd.	9,021	12,489
Mmi Holdings Ltd.	165,787	254,849
Mondi Ltd.	15,688	285,597
Mpact Ltd.	8,603	17,442
MTN Group Ltd.	75,865	736,191
Murray & Roberts Holdings Ltd.	41,444	33,486
Nampak Ltd.@	52,287	67,702
Nedbank Group Ltd.	21,347	270,171
Northam Platinum Ltd.*	41,788	122,005
Omnia Holdings Ltd.	11,411	113,506
RCL Foods Ltd.	15,951	15,054
Reunert Ltd.	18,781	79,814
Royal Bafokeng Platinum Ltd.*	4,240	12,725
Sanlam Ltd.	24,759	101,470
Sappi Ltd.*	63,306	294,308
Sappi Ltd., ADR@*	44,800	210,560
Sasol Ltd.	36,269	978,066
Sasol Ltd., ADR	53,989	1,464,182
Sibanye Gold Ltd.	101,669	345,984
Sibanye Gold Ltd., ADR	15,156	206,425
Standard Bank Group Ltd.	143,004	1,240,896
Steinhoff International Holdings NV	300,306	1,718,277
Telkom SA SOC Ltd.	43,212	194,466
Tongaat Hulett Ltd.	20,152	160,567
Trencor Ltd.	21,056	56,043
Wilson Bayly Holmes-Ovcon Ltd.	6,827	58,322
		13,419,547
Taiwan — 14.6%
A-DATA Technology Co., Ltd.	20,000	26,101
Ability Enterprise Co., Ltd.	25,195	13,043
AcBel Polytech, Inc.	46,000	34,936
Acer, Inc.*	332,884	155,818
Alpha Networks, Inc.	25,200	14,530
Altek Corp.	23,905	15,932
Ambassador Hotel (The)	20,000	16,678
AmTRAN Technology Co., Ltd.	99,360	62,063
Ardentec Corp.	60,487	35,438
Asia Cement Corp.	210,269	181,856
Asia Optical Co., Inc.*	41,000	33,681
Asia Polymer Corp.	26,250	13,915
Asia Vital Components Co., Ltd.	53,000	39,759
Asustek Computer, Inc.	76,000	625,500
AU Optronics Corp.	868,000	294,634
AU Optronics Corp., ADR	73,574	256,773
BES Engineering Corp.	229,000	37,127
Capital Securities Corp.	239,661	61,069
Career Technology MFG. Co., Ltd.	39,000	20,129
Casetek Holdings Ltd.	16,000	55,798
Cathay Financial Holding Co., Ltd.	554,000	601,073
Cathay Real Estate Development Co., Ltd.	100,000	45,104
Chang Hwa Commercial Bank Ltd.	536,627	278,635
Cheng Loong Corp.	114,000	40,817
Cheng Uei Precision Industry Co., Ltd.	62,543	81,235
Chia Hsin Cement Corp.	22,000	5,695
Chin-Poon Industrial Co., Ltd.	55,000	118,153
China Airlines Ltd.*	422,111	126,794
China Bills Finance Corp.	110,000	41,430
China Development Financial Holding Corp.	1,191,468	286,981
China Life Insurance Co., Ltd.	513,950	396,707
China Metal Products	31,000	36,757
China Motor Corp.	71,195	53,740
China Steel Corp.	1,321,800	856,369
China Synthetic Rubber Corp.	61,261	44,058
Chipbond Technology Corp.	68,000	86,531
Chung Hung Steel Corp.*	105,000	17,837
Chung Hwa Pulp Corp.	79,367	23,398
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	50,567
Clevo Co.	71,000	59,755
CMC Magnetics Corp.*	288,337	33,608
Compal Electronics, Inc.	648,000	406,770
Compeq Manufacturing Co., Ltd.	118,000	62,550
Continental Holdings Corp.*	42,000	13,736
Coretronic Corp.	81,000	73,821
CSBC Corp.	67,240	31,683
CTBC Financial Holding Co., Ltd.	1,211,149	632,625
D-Link Corp.*	77,112	25,697
Dynapack International Technology Corp.	23,000	33,867
E.Sun Financial Holding Co., Ltd.	877,675	516,936
See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Elite Semiconductor Memory Technology, Inc.	45,000	$40,942
Elitegroup Computer Systems Co., Ltd.	58,877	34,951
Entie Commercial Bank Co., Ltd.	45,000	19,181
Epistar Corp.	128,828	90,853
Eternal Materials Co., Ltd.	37,080	38,277
Eva Airways Corp.*	171,170	78,000
Evergreen International Storage & Transport Corp.	54,000	21,427
Evergreen Marine Corp. Taiwan Ltd.	299,794	111,055
Everlight Electronics Co., Ltd.	41,000	66,471
Far Eastern Department Stores Ltd.	134,220	72,188
Far Eastern International Bank	295,269	83,659
Far Eastern New Century Corp.	442,338	329,090
Farglory Land Development Co., Ltd.	51,721	59,643
Federal Corp.	5,481	2,345
Feng Hsin Iron & Steel Co.	63,000	79,290
First Financial Holding Co., Ltd.	883,966	463,096
Formosa Chemicals & Fibre Corp.	87,000	218,451
Formosa Taffeta Co., Ltd.	67,000	64,489
Formosan Rubber Group, Inc.	68,000	31,830
Foxconn Technology Co., Ltd.	112,998	264,114
Fubon Financial Holding Co., Ltd.	963,211	1,124,179
Gemtek Technology Corp.	47,000	27,609
Genius Electronic Optical Co., Ltd.*	9,000	14,703
Getac Technology Corp.	45,000	31,596
Gigabyte Technology Co., Ltd.	52,000	61,657
Gintech Energy Corp.*	51,762	41,960
Gloria Material Technology Corp.	27,300	13,964
Goldsun Building Materials Co., Ltd	193,953	49,602
Grand Pacific Petrochemical	168,000	80,982
Great Wall Enterprise Co., Ltd.	66,300	60,527
Greatek Electronics, Inc.	33,000	38,668
Green Energy Technology, Inc.*	40,149	27,505
HannStar Display Corp.*	443,770	68,782
Hey Song Corp.	19,750	19,989
Ho Tung Chemical Corp.*	101,955	21,618
Holy Stone Enterprise Co., Ltd.	18,200	18,900
Hon Hai Precision Industry Co., Ltd.	504,850	1,291,116
HTC Corp.	64,000	205,338
Hua Nan Financial Holdings Co., Ltd.	549,992	284,723
Huaku Development Co., Ltd.	27,000	46,034
Hung Poo Real Estate Development Corp.	21,000	18,032
Hung Sheng Construction Co., Ltd.	66,000	33,758
Ichia Technologies, Inc.	72,000	33,591
Innolux Corp.	1,455,757	487,373
Inotera Memories, Inc.*	434,000	337,686
Inventec Co., Ltd.	364,282	258,032
ITEQ Corp.	20,000	20,056
Jih Sun Financial Holdings Co., Ltd.	226,099	47,730
KEE TAI Properties Co., Ltd.	99,000	44,499
Kindom Construction Corp.	42,000	23,240
King Yuan Electronics Co., Ltd.	185,100	163,818
King’s Town Bank Co., Ltd.	103,000	68,169
Kinpo Electronics*	230,000	86,271
Kinsus Interconnect Technology Corp.	44,000	96,023
Kuoyang Construction Co., Ltd.	39,000	13,964
LCY Chemical Corp.*	61,000	76,394
Lealea Enterprise Co., Ltd.	109,406	29,709
Lextar Electronics Corp.	40,000	20,025
Li Peng Enterprise Co., Ltd.*	91,245	19,545
Lien Hwa Industrial Corp.	65,342	42,638
Lite-On Technology Corp.	301,370	411,991
Long Chen Paper Co., Ltd.	77,000	38,072
Macronix International*	577,044	50,623
Masterlink Securities Corp.	116,643	31,205
Mega Financial Holding Co., Ltd.	974,850	734,333
Mercuries & Associates Holdings Ltd.	27,000	15,442
Mercuries Life Insurance Co., Ltd.	73,625	32,865
Micro-Star International Co., Ltd.	91,374	167,401
Mitac Holdings Corp.	46,219	34,028
Motech Industries, Inc.*	34,000	35,308
Nan Ya Printed Circuit Board Corp.	24,200	21,830
Neo Solar Power Corp.	91,849	50,681
Nien Hsing Textile Co., Ltd.	19,358	14,342
OptoTech Corp.	72,000	26,895
Oriental Union Chemical Corp.	58,000	35,150
Pan-International Industrial	34,380	13,109
Pegatron Corp.	258,249	542,772
POU Chen Corp.	146,133	195,016
Powertech Technology, Inc.	107,000	237,159
President Securities Corp.	101,653	37,341
Prince Housing & Development Corp.	148,970	55,184
Qisda Corp.	315,400	111,459
Radiant Opto-Electronics Corp.	54,000	84,032
Radium Life Tech Co., Ltd.	99,488	32,074
Realtek Semiconductor Corp.	19,000	58,839
Rich Development Co., Ltd.	120,978	34,652
Ritek Corp.*	173,399	14,943
Ruentex Development Co., Ltd.	43,097	50,032
Sampo Corp.	62,000	26,331
Sanyang Industry Co., Ltd.*	24,573	15,768
Shihlin Electric & Engineering Corp.	27,000	33,688
Shin Kong Financial Holding Co., Ltd.	881,813	172,486
Shin Zu Shing Co., Ltd.	16,000	52,326
Shining Building Business Co., Ltd.*	64,900	22,130
Shinkong Synthetic Fibers Corp.	186,151	49,626
Sigurd Microelectronics Corp.	53,000	38,609
Sincere Navigation Corp.	27,000	16,195
Sino-American Silicon Products, Inc.	93,000	103,929
SinoPac Financial Holdings Co., Ltd.	1,051,973	310,123
Sirtec International Co., Ltd.	15,000	19,739
Solar Applied Materials Technology Co.§	25,000	6,781
Synnex Technology International Corp.	134,000	144,347
TA Chen Stainless Pipe Co., Ltd.	82,445	41,275
Taichung Commercial Bank Co., Ltd.	175,620	49,105
Taiflex Scientific Co., Ltd.	37,000	40,947
Tainan Spinning Co., Ltd.	142,427	54,306

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taishin Financial Holding Co., Ltd.	807,234	$310,292
Taiwan Business Bank*	444,073	112,605
Taiwan Cement Corp.	464,772	461,761
Taiwan Cooperative Financial Holding Co., Ltd.	528,488	232,634
Taiwan Fertilizer Co., Ltd.	87,000	115,563
Taiwan Glass Industrial Corp.*	150,164	64,006
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	54,886
Taiwan PCB Techvest Co., Ltd.	7,000	6,542
Taiwan Surface Mounting Technology Co., Ltd.	27,518	23,501
Taiwan Tea Corp.	80,000	36,951
Taiwan Union Technology Corp.	46,000	49,766
Tatung Co., Ltd.*	323,784	51,289
Teco Electric & Machinery Co., Ltd.	247,000	207,499
Test Rite International Co., Ltd.	36,000	22,319
Ton Yi Industrial Corp.	120,000	53,380
Tong Hsing Electronic Industries Ltd.	17,000	59,813
Tong Yang Industry Co., Ltd.	2,921	4,328
TPK Holding Co., Ltd.	35,000	67,594
Tripod Technology Corp.	57,000	110,434
TSRC Corp.	90,000	82,582
Tung Ho Steel Enterprise Corp.	119,000	70,273
TXC Corp.	18,000	24,942
U-Ming Marine Transport Corp.	47,000	36,205
Unimicron Technology Corp.	197,000	86,106
Union Bank of Taiwan	147,593	40,308
Unitech Printed Circuit Board Corp.	92,000	29,803
United Microelectronics Corp.	2,099,513	820,046
Universal Cement Corp.	45,022	30,565
UPC Technology Corp.	127,125	35,703
USI Corp.	127,000	49,211
Wah Lee Industrial Corp.	25,000	36,385
Walsin Lihwa Corp.*	401,000	108,768
Wan Hai Lines Ltd.	75,650	41,742
Wei Chuan Foods Corp.*	41,000	26,817
Win Semiconductors Corp.	52,813	106,906
Winbond Electronics Corp.*	389,000	107,563
Wisdom Marine Lines Co., Ltd.	50,067	53,312
Wistron Corp.	395,763	274,810
WPG Holdings Ltd.	231,000	268,172
WT Microelectronics Co., Ltd.	60,716	76,415
Yageo Corp.	83,176	137,686
Yang Ming Marine Transport Corp.*	189,365	46,081
YFY, Inc.	150,385	45,266
Yieh Phui Enterprise Co., Ltd.	143,105	35,045
Yuanta Financial Holding Co., Ltd.	1,181,815	381,006
Yulon Motor Co., Ltd.	111,272	94,167
Zhen Ding Technology Holding Ltd.	29,000	51,871
		24,304,474
Thailand — 3.0%
AP Thailand PCL	308,500	64,527
Asia Aviation PCL	299,900	53,340
Bangchak Petroleum PCL	74,000	67,388
Bangkok Bank PCL, ADR	23,100	104,193
Bangkok Expressway & Metro PCL	553,079	108,601
Bangkok Insurance PCL	2,100	21,394
Banpu PCL	290,550	121,545
Charoen Pokphand Foods PCL	472,600	386,661
Hana Microelectronics PCL	43,900	36,854
Indorama Ventures PCL	183,200	151,190
IRPC PCL	1,153,000	156,183
Kiatnakin Bank PCL	58,000	71,799
Krung Thai Bank PCL	560,075	259,796
MBK PCL	15,500	6,308
Precious Shipping PCL*	87,600	15,830
PTT Exploration & Production PCL	291,500	688,517
PTT Global Chemical PCL	159,228	268,476
PTT PCL	215,000	1,915,054
Quality Houses PCL	280,800	21,256
Sansiri PCL	950,800	50,056
Thai Airways International PCL*	164,800	113,024
Thai Oil PCL	82,900	141,548
Thanachart Capital PCL	81,200	80,877
Thoresen Thai Agencies PCL	166,348	42,841
Tisco Financial Group PCL	22,000	30,990
TPI Polene PCL	1,068,700	68,124
Vinythai PCL	42,500	11,974
		5,058,346
Turkey — 1.8%
Akbank TAS	197,205	564,226
Aksa Akrilik Kimya Sanayii	9,237	24,694
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,559	57,873
Dogan Sirketler Grubu Holding AS*	220,612	35,279
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	7,977
Eregli Demir ve Celik Fabrikalari TAS	132,442	186,934
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	116,190	51,703
KOC Holding AS	37,195	169,650
Koza Altin Isletmeleri AS*	2,999	13,272
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	4,645
Sekerbank TAS*	54,778	24,947
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,266
Tekfen Holding AS	26,275	67,320
Trakya Cam Sanayi AS	54,831	43,461
Turk Hava Yollari*	102,444	203,713
Turk Sise ve Cam Fabrikalari AS	126,536	156,163
Turkiye Garanti Bankasi AS	153,742	405,133
Turkiye Halk Bankasi AS	84,162	249,867

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Turkiye Is Bankasi	245,578	$389,305
Turkiye Sinai Kalkinma Bankasi AS	86,052	39,788
Turkiye Vakiflar Bankasi TAO	124,310	194,903
Yapi ve Kredi Bankasi AS*	100,385	138,895
		3,041,014
United Kingdom — 0.1%
Mediclinic International PLC	14,783	212,320

TOTAL COMMON STOCKS (Identified Cost $189,585,843)		161,714,697

PREFERRED STOCKS — 2.2%
Brazil — 2.1%
Alpargatas SA, 7.480%	5,400	17,584
Banco ABC Brasil SA, 7.120%	16,000	65,100
Banco Bradesco SA, 4.600%	77,479	607,328
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	60,614
Cia Brasileira de Distribuicao, 2.550%	23,143	336,522
Marcopolo SA, 0.058%*	88,210	65,904
Petroleo Brasileiro SA, 0.998%*	373,407	1,095,008
Suzano Papel e Celulose SA, PF A, 2.330%	46,300	163,303
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910%*	44,812	27,482
Vale SA, 8.000%	242,019	981,698
		3,420,543
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	31,644
Grupo Argos SA, 1.430%	8,921	54,426
Grupo de Inversiones Suramericana SA, 1.120%	9,873	127,026
		213,096
TOTAL PREFERRED STOCKS (Identified Cost $5,536,222)		3,633,639

RIGHTS AND WARRANTS — 0.0%
Chile — 0.0%
Empresa Nacional de Telecomunicaciones SA expires 7/22/16*	4,534	4,384

China — 0.0%
China Singyes Solar Technologies Holdings Ltd. expires 7/11/16@*	6,000	118

Korea — 0.0%
Hansol Paper Co., Ltd. expires 7/29/16*§	64	142
Ssangyong Cement expires 7/1/16*§	624	650
		792
Malaysia — 0.0%
Malaysia Building Society Bhd expires 7/13/16*	39,100	873

Thailand — 0.0%
Banpu PCL expires 6/5/17*	96,850	25,356

TOTAL RIGHTS AND WARRANTS (Identified Cost $2,833)		31,523

SHORT-TERM INVESTMENTS — 1.7%
Investment Companies — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	30	30
		31
Collateral For Securities On Loan — 1.7%
State Street Navigator Securities Lending Prime Portfolio	2,822,700	2,822,700

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,822,731)		2,822,731

Total Investments — 100.8% (Identified Cost $197,947,629)#		168,202,590
Liabilities, Less Cash and
Other Assets — (0.8%)		(1,415,004)
Net Assets — 100.0%		$166,787,586

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $4,064,118.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2016 amounted to $277,791 or 0.17% of the net assets of the Fund.
#	At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $198,450,855. Net unrealized depreciation aggregated $30,248,265 of which $13,866,728 related to appreciated investment securities and $44,114,993 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
MTN — Medium Term Note

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

Ten largest industry holdings as of June 30, 2016
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	14.8%
Metals & Mining	7.9%
Automobiles	3.9%
Electronic Equipment, Instruments & Components	3.7%
Industrial Conglomerates	3.1%
Real Estate Management & Development	2.9%
Chemicals	2.6%
Computers & Peripherals	2.6%
Semiconductors & Semiconductor Equipment	2.5%

Country Weightings
(% of portfolio market value)+ (Unaudited)

+ Excludes Short-Term Investments

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust@	17,192	$610,660
Agree Realty Corp.@	5,009	241,634
Alexander’s, Inc.@	547	223,849
Alexandria Real Estate Equities, Inc.@	18,025	1,865,948
American Assets Trust, Inc.	8,567	363,583
American Campus Communities, Inc.	27,869	1,473,434
American Homes 4 Rent., Class A	31,890	653,107
Apartment Investment & Management Co.	38,336	1,692,918
Ashford Hospitality Prime, Inc.@	7,756	109,670
Ashford Hospitality Trust, Inc.	24,998	134,239
AvalonBay Communities, Inc.	31,635	5,706,638
Bluerock Residential Growth, Inc.	1,200	15,600
Boston Properties, Inc.	35,621	4,698,410
Brandywine Realty Trust	43,560	731,808
Brixmor Property Group, Inc.	30,716	812,745
Camden Property Trust	21,596	1,909,518
Care Capital Properties, Inc.	20,865	546,872
CareTrust REIT, Inc.	11,450	157,781
CBL & Associates Properties, Inc.	42,713	397,658
Cedar Realty Trust, Inc.	17,672	131,303
Chatham Lodging Trust	8,674	190,655
Chesapeake Lodging Trust	15,086	350,749
Colony Starwood Homes@	9,521	289,629
Columbia Property Trust, Inc.	20,692	442,809
CoreSite Realty Corp.@	7,619	675,729
Corporate Office Properties Trust	23,604	697,970
Cousins Properties, Inc.@	51,406	534,622
CubeSmart	42,896	1,324,628
CyrusOne, Inc.	15,754	876,868
DCT Industrial Trust, Inc.	21,800	1,047,272
DDR Corp.	76,091	1,380,291
DiamondRock Hospitality Co.@	49,218	444,439
Digital Realty Trust, Inc.@	35,082	3,823,587
Douglas Emmett, Inc.@	34,639	1,230,377
Duke Realty Corp.	83,814	2,234,481
DuPont Fabros Technology, Inc.	16,321	775,900
Easterly Government Properties, Inc.	1,300	25,649
EastGroup Properties, Inc.@	8,163	562,594
Education Realty Trust, Inc.	14,022	646,975
Empire State Realty Trust, Inc., Class A@	25,972	493,208
EPR Properties@	14,856	1,198,582
Equinix, Inc.	7,425	2,878,895
Equity Commonwealth *	29,844	869,356
Equity LifeStyle Properties, Inc.	19,846	1,588,672
Equity One, Inc.	19,218	618,435
Equity Residential	84,170	5,797,630
Essex Property Trust, Inc.	15,594	3,556,835
Extra Space Storage, Inc.	28,509	2,638,223
Federal Realty Investment Trust	17,123	2,834,713
FelCor Lodging Trust, Inc.@	32,920	205,092
First Industrial Realty Trust, Inc.@	27,802	773,452
First Potomac Realty Trust	14,026	129,039
Forest City Realty Trust, Inc., Class A	5,300	118,243
Four Corners Property Trust, Inc.@	777	15,998
Franklin Street Properties Corp.	22,915	281,167
Gaming & Leisure Properties, Inc.	30,199	1,041,262
General Growth Properties, Inc.	134,127	3,999,667
Getty Realty Corp.@	6,637	142,364
Gladstone Commercial Corp.@	5,964	100,732
Gladstone Land Corp.@	1,515	16,756
Government Properties Income Trust@	17,229	397,301
Gramercy Property Trust	41,171	379,597
HCP, Inc.	109,011	3,856,809
Healthcare Realty Trust, Inc.	24,902	871,321
Healthcare Trust of America, Inc., Class A	31,584	1,021,427
Hersha Hospitality Trust@	10,254	175,856
Highwoods Properties, Inc.	23,496	1,240,589
Hospitality Properties Trust	37,889	1,091,203
Host Hotels & Resorts, Inc.@	177,237	2,873,012
Hudson Pacific Properties, Inc.	19,019	554,974
Independence Realty Trust, Inc.	6,510	53,252
Investors Real Estate Trust	31,530	203,999
Iron Mountain, Inc.	48,787	1,943,186
Kilroy Realty Corp.	22,952	1,521,488
Kimco Realty Corp.	98,887	3,103,074
Kite Realty Group Trust	20,717	580,697
LaSalle Hotel Properties@	27,903	657,953
Lexington Realty Trust	53,459	540,470
Liberty Property Trust	36,741	1,459,353
LTC Properties, Inc.	8,869	458,793
Macerich Co. (The)	30,728	2,623,864
Mack-Cali Realty Corp.@	21,084	569,268
Medical Properties Trust, Inc.@	58,588	891,123
Mid-America Apartment Communities, Inc.	18,625	1,981,700
Monmouth Real Estate Investment Corp., Class A	14,037	186,131
Monogram Residential Trust, Inc.	1,046	10,680
National Health Investors, Inc.	8,820	662,294
National Retail Properties, Inc.	33,640	1,739,861
National Storage Affiliates Trust	1,122	23,360
New Senior Investment Group, Inc.	20,978	224,045
New York REIT, Inc.@	22,408	207,274
Omega Healthcare Investors, Inc.	43,595	1,480,050
One Liberty Properties, Inc.	2,871	68,473
Paramount Group, Inc.	23,557	375,499
Parkway Properties, Inc.	21,305	356,433
Pebblebrook Hotel Trust@	17,960	471,450
Pennsylvania REIT	17,512	375,632
Physicians Realty Trust	14,151	297,313
Piedmont Office Realty Trust, Inc., Class A	36,684	790,173
Post Properties, Inc.	13,457	821,550
Prologis, Inc.	121,059	5,936,733
PS Business Parks, Inc.	5,095	540,478
Public Storage	33,725	8,619,773
QTS Realty Trust, Inc., Class A	8,920	499,342
Ramco-Gershenson Properties Trust	19,801	388,298
Realty Income Corp.	59,836	4,150,225
Regency Centers Corp.	23,412	1,960,287

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Retail Opportunity Investments Corp.	24,585	$532,757
Retail Properties of America, Inc., Class A	58,597	990,289
Rexford Industrial Realty, Inc.	12,916	272,398
RLJ Lodging Trust	31,259	670,506
Rouse Properties, Inc. REIT	5,326	97,199
Ryman Hospitality Properties	11,330	573,864
Sabra Healthcare REIT, Inc.@	16,541	341,324
Saul Centers, Inc.	3,327	205,309
Select Income REIT	17,093	444,247
Senior Housing Properties Trust	59,384	1,236,969
Seritage Growth Properties, Class A@	164	8,174
Silver Bay Realty Trust Corp.	7,694	131,029
Simon Property Group, Inc.	70,582	15,309,236
SL Green Realty Corp.	24,177	2,574,125
Sotherly Hotels, Inc.	3,111	17,546
Sovran Self Storage, Inc.	8,992	943,441
Spirit Realty Capital, Inc.	111,189	1,419,884
STAG Industrial, Inc.	16,666	396,817
STORE Capital Corp.	1,032	30,392
Summit Hotel Properties, Inc.	21,916	290,168
Sun Communities, Inc.	13,063	1,001,148
Sunstone Hotel Investors, Inc.	53,279	643,078
Tanger Factory Outlet Centers, Inc.	23,880	959,498
Taubman Centers, Inc.	14,976	1,111,219
Terreno Realty Corp.	10,190	263,615
UDR, Inc.	64,426	2,378,608
UMH Properties, Inc.	5,369	60,401
Universal Health Realty Income Trust@	3,560	203,561
Urban Edge Properties	25,045	747,844
Urstadt Biddle Properties, Inc.	1,000	21,880
Urstadt Biddle Properties, Inc., Class A	6,307	156,287
Ventas, Inc.	77,900	5,672,678
VEREIT, Inc.	217,400	2,204,436
Vornado Realty Trust	39,915	3,996,290
Washington REIT	16,908	531,926
Weingarten Realty Investors	29,122	1,188,760
Welltower, Inc.	82,113	6,254,547
Whitestone REIT, Class B	7,118	107,339
WP Carey, Inc.@	24,482	1,699,540
WP Glimcher, Inc.	46,242	517,448
Xenia Hotels & Resorts, Inc.@	10,828	181,694
		184,954,054
Real Estate Management & Development — 0.0%
RMR Group, Inc. (The)*	693	21,462

TOTAL COMMON STOCKS (Identified Cost $112,320,228)		184,975,516

SHORT-TERM INVESTMENTS — 10.8%
Investment Companies — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	17	17
		18
Collateral For Securities On Loan — 10.8%
State Street Navigator Securities Lending Prime Portfolio	20,146,624	20,146,624

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,146,642)		20,146,642

Total Investments — 110.2% (Identified Cost $132,466,870)#		205,122,158
Liabilities, Less Cash and Other Assets — (10.2%)		(18,906,325)
Net Assets — 100.0%		$186,215,833

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of June 30, 2016, the market value of the securities on loan was $19,873,532.
*	Non-income producing security.
#	At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $135,097,941. Net unrealized appreciation aggregated $70,024,217 of which $71,873,971 related to appreciated investment securities and $1,849,754 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)+ (Unaudited)

+ Excludes Short-Term Investments

See notes to financial statements

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2016

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
SA Emerging Markets Value Fund €	151,396	$1,177,866
SA Global Fixed Income Fund €	151,939	1,487,481
SA International Value Fund €	242,188	2,218,441
SA Real Estate Securities Fund €	48,234	587,008
SA U.S. Core Market Fund €	108,087	2,114,177
SA U.S. Fixed Income Fund €	134,277	1,372,309
SA U.S. Small Company Fund €	47,508	1,064,190
SA U.S. Value Fund €	102,578	1,652,531
		11,674,003
TOTAL MUTUAL FUNDS (Identified Cost $11,565,079)		11,674,003

Total Investments — 100.1% (Identified Cost $11,565,079)#		11,674,003
Liabilities, Less Cash and Other Assets — (0.1%)		(11,516)
Net Assets — 100.0%		$11,662,487

†	See Note 1
€	Affiliated company
#	At June 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $11,589,158. Net unrealized appreciation aggregated $84,845 of which $208,017 related to appreciated investment securities and $123,172 related to depreciated investment securities.

See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2016

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value	$620,701,251	$763,018,155	$691,905,523
Investments in affiliated securities, at value	—	—	—
Cash	156	829	5,063
Foreign currency, at value	—	755	—
Receivable for investments sold	—	—	1,227,544
Dividends and interest receivable	2,356,819	4,347,760	609,177
Receivable for fund shares sold	943,180	784,791	891,588
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	1,244,731	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	995
Prepaid expenses	16,754	15,894	14,404
Other assets	—	—	1,054
Total Assets	624,018,160	769,412,915	694,655,348

LIABILITIES
Payable for investments purchased	7,906,973	2,287,120	492,740
Payable for fund shares redeemed	619,699	689,173	695,099
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	32,983,465	24,293,311
Advisory fee payable (Note 2)	84,870	150,233	246,975
Sub-Advisory fee payable (Note 2)	25,013	30,046	25,356
Administration fee payable (Note 2)	50,026	60,094	54,883
Sub-Administration fee payable (Note 2)	9,146	10,999	9,996
Custody and accounting fees payable	14,797	18,568	18,128
Shareholder servicing fee payable (Note 2)	125,065	150,233	137,208
Transfer agent fee payable	11,831	12,901	14,772
Professional fees payable	40,577	51,163	47,892
Accrued expenses and other liabilities	16,422	19,825	17,639
Total Liabilities	8,904,419	36,463,820	26,053,999

NET ASSETS	$615,113,741	$732,949,095	$668,601,349
NET ASSETS CONSIST OF:
Paid-in capital	$613,168,040	$721,037,180	$359,570,919
Undistributed net investment income	120,289	1,381,502	4,735,970
Accumulated net realized gain (loss)	(168,866)	1,537,542	16,732,768
Net unrealized appreciation (depreciation) on:
Investments (1)	1,994,278	7,762,238	287,561,692
Foreign currency and forward currency transactions	—	1,230,633	—

NET ASSETS	$615,113,741	$732,949,095	$668,601,349

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	60,163,411	74,854,060	34,175,622
Net asset value per share	$10.22	$9.79	$19.56

Identified cost of unaffiliated investments	$618,706,973	$755,255,917	$404,343,831
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$806	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements

SA	SA U.S.	SA	SA International	SA	SA	SA
U.S. Value	Small Company	International	Small Company	Emerging Markets	Real Estate	Worldwide Moderate
Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$533,134,530	$418,896,573	$676,836,235	$307,734,993	$168,202,590	$205,122,158	$—
—	—	—	—	—	—	11,674,003
12,901	1,498	—	—	—	—	—
—	—	1,780,510	—	514,123	—	—
1,927,389	1,238,758	1,393,515	454,000	199,095	948,493	—
410,654	251,792	1,964,787	—	1,074,686	610,051	—
670,677	441,365	1,004,045	405,586	371,298	279,737	31,153

—	—	—	—	—	—	—
—	17,675	—	—	24,491	4,103	4,660
1,025	—	1,044,196	—	12,380	—	—
13,561	13,110	14,708	12,616	12,794	12,615	14,732
—	—	—	—	—	—	3,722
536,170,737	420,860,771	684,037,996	308,607,195	170,411,457	206,977,157	11,728,270

1,153,686	—	850,916	—	125,673	—	—
578,007	387,925	720,092	349,077	134,114	201,584	—
—	—	158,292	453,654	125,045	223,040	—
14,721,306	53,871,370	79,093,178	—	2,822,700	20,146,624	—
220,663	136,852	254,888	130,553	66,775	51,231	—
42,647	106,441	101,955	—	66,775	21,956	—
42,647	30,412	50,978	26,110	13,355	14,638	—
7,685	5,481	9,364	4,796	2,458	2,673	175
11,714	15,782	29,253	3,940	33,943	7,214	5,335
106,618	76,029	127,444	65,276	33,387	36,594	—
14,444	14,252	14,863	14,195	12,807	13,106	6,757
41,577	41,361	44,071	48,475	44,956	38,137	42,047
14,372	10,388	17,893	8,622	141,883	4,527	11,469
16,955,366	54,696,293	81,473,187	1,104,698	3,623,871	20,761,324	65,783
$519,215,371	$366,164,478	$602,564,809	$307,502,497	$166,787,586	$186,215,833	$11,662,487

$377,294,575	$268,937,659	$709,294,350	$242,440,509	$205,681,215	$114,947,850	$11,494,908
4,070,480	396,410	16,088,881	3,515,649	702,984	2,075,088	5,774
9,958,725	10,669,093	(41,041,361)	(23,131,516)	(9,720,729)	(3,462,393)	52,881

127,891,591	86,161,316	(81,687,624)	84,677,855	(29,878,962)	72,655,288	108,924
—	—	(89,437)	—	3,078	—	—
$519,215,371	$366,164,478	$602,564,809	$307,502,497	$166,787,586	$186,215,833	$11,662,487

32,221,710	16,347,658	65,752,348	16,430,532	21,429,861	15,298,564	1,226,525
$16.11	$22.40	$9.16	$18.72	$7.78	$12.17	$9.51

$405,242,939	$332,735,257	$758,523,859	$223,057,138	$197,947,629	$132,466,870	$—
$—	$—	$—	$—	$—	$—	$11,565,079
$—	$—	$1,794,604	$—	$509,630	$—	$—
$—	$—	$—	$—	$133,923	$—	$—

See notes to financial statements

STATEMENTS OF OPERATIONS—YEAR ENDED JUNE 30, 2016

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$13,589,147
Affiliated dividends	—	—	—
Interest (1)	5,866,169	12,162,028	141,532
Other income	—	—	61,824
Taxes withheld	—	—	(1,765)
Total Income	5,866,169	12,162,028	13,790,738
Expenses:
Advisory fees (Note 2)	913,763	1,851,707	2,999,379
Shareholder Services fees (Note 2)	1,522,939	1,851,707	1,666,322
Administration fees (Note 2)	609,176	740,683	666,529
Sub-Advisory fees (Note 2)	304,588	370,341	295,458
Expense recouped by the Adviser (Note 2)	92,931	—	324,315
Sub-Administration fees (Note 2)	112,711	136,902	123,147
Trustees’ fees and expenses (Note 2)	19,461	19,461	19,461
Custody and accounting fees	89,534	112,096	116,320
Transfer agent fees	128,152	135,974	156,090
Professional fees *	53,570	63,423	65,418
Registration fees	39,119	41,518	34,011
Other expenses **	73,697	94,617	88,226
Total expenses before waivers and reimbursements:	3,959,641	5,418,429	6,554,676
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	3,959,641	5,418,429	6,554,676
Net investment income	1,906,528	6,743,599	7,236,062

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	(75,004)	(2,086,097)	27,971,437
Foreign currency and forward currency transactions	—	1,143,147	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	1,958,649	7,901,292	(27,830,841)
Foreign currency and forward currency transactions	—	3,534,717	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	1,883,645	10,493,059	140,596

Net increase (decrease) in net assets resulting from operations	$3,790,173	$17,236,658	$7,376,658
(1) Interest income includes security lending income of:	$—	$184,018	$140,212
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.
‡ Fund commenced operations on July 1, 2015.

See notes to financial statements

SA U.S.	SA U.S.	SA	SA International	SA	SA	SA Worldwide
Value	Small Company	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund‡

$12,973,289	$5,395,302	$24,449,690	$10,115,611	$4,987,636	$5,804,489	$—
—	—	—	—	—	—	58,781
94,451	486,641	693,514	—	60,293	13,053	—
237,481	49,955	—	—	—	—	—
(1,051)	(1,444)	(1,955,187)	—	(618,211)	—	—
13,304,170	5,930,454	23,188,017	10,115,611	4,429,718	5,817,542	58,781

2,302,207	1,650,169	3,160,111	1,582,796	759,602	592,824	—
1,279,004	916,761	1,580,056	791,398	379,801	423,446	—
511,601	366,704	632,022	316,559	151,920	169,378	—
511,601	1,283,465	1,264,045	—	759,602	254,067	—
253,967	—	—	197,781	—	—	—
94,639	68,001	116,965	59,037	28,528	31,592	1,047
19,461	19,461	19,461	19,461	19,461	19,461	26,350
76,737	101,294	180,919	26,882	222,709	45,436	23,305
152,974	150,923	157,128	150,538	136,239	139,111	9,092
59,104	55,197	57,907	53,290	58,608	51,232	57,032
37,906	31,348	41,874	31,451	29,739	24,132	3,088
77,147	67,644	94,812	71,702	60,915	51,200	23,681
5,376,348	4,710,967	7,305,300	3,300,895	2,607,124	1,801,879	143,595
—	(310,516)	—	—	(480,239)	(108,097)	(143,595)
5,376,348	4,400,451	7,305,300	3,300,895	2,126,885	1,693,782	—
7,927,822	1,530,003	15,882,717	6,814,716	2,302,833	4,123,760	58,781

18,881,361	22,827,043	(14,111,487)	(3,865,080)	(7,790,646)	3,112,071	(17,612)
—	—	121,904	—	(94,739)	—	—
—	—	—	7,188,165	—	—	72,557

(35,202,715)	(46,118,483)	(127,170,450)	(26,660,828)	(15,049,868)	29,215,746	108,924
—	—	(50,304)	—	8,901	—	—

(16,321,354)	(23,291,440)	(141,210,337)	(23,337,743)	(22,926,352)	32,327,817	163,869

$(8,393,532)	$(21,761,437)	$(125,327,620)	$(16,523,027)	$(20,623,519)	$36,451,577	$222,650
$93,763	$485,643	$694,227	$—	$59,968	$12,923	$—
$—	$—	$—	$—	$20,800	$—	$—
$—	$—	$—	$—	$19,759	$—	$—

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,906,528	$(79,486)
Net realized gain (loss) on investments and foreign currency transactions	(75,004)	1,483,168
Net increase (decrease) in unrealized appreciation (depreciation)	1,958,649	(606,570)
Net increase in net assets from operations	3,790,173	797,112

Distributions to shareholders from:
Net investment income	(1,786,239)	—
Net realized gains	(848,180)	(165,210)
Total distributions	(2,634,419)	(165,210)

Share transactions
Proceeds from sale of shares	143,461,977	161,763,388
Value of distributions reinvested	2,583,017	160,985
Cost of shares redeemed	(144,216,312)	(114,631,739)
Total share transactions	1,828,682	47,292,634
Total increase (decrease) in net assets	2,984,436	47,924,536

NET ASSETS
Beginning of year	612,129,305	564,204,769
End of year	$615,113,741	$612,129,305

Undistributed net investment income (loss), end of period	$120,289	$—

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	14,066,549	15,867,094
Shares issued for distributions reinvested	253,836	15,814
Shares redeemed	(14,141,186)	(11,243,265)
Net increase (decrease) in fund shares	179,199	4,639,643

See notes to financial statements

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015

$6,743,599	$7,802,905	$7,236,062	$6,851,567
(942,950)	26,865,077	27,971,437	29,298,170
11,436,009	(27,666,081)	(27,830,841)	5,864,262
17,236,658	7,001,901	7,376,658	42,013,999

(4,200,039)	(11,505,689)	(5,958,899)	(5,704,448)
(521,751)	(559,293)	—	—
(4,721,790)	(12,064,982)	(5,958,899)	(5,704,448)

145,648,330	165,968,789	126,843,737	147,211,182
4,651,680	11,829,069	5,877,205	5,622,603
(183,328,698)	(143,859,335)	(165,181,376)	(151,625,494)
(33,028,688)	33,938,523	(32,460,434)	1,208,291
(20,513,820)	28,875,442	(31,042,675)	37,517,842

753,462,915	724,587,473	699,644,024	662,126,182
$732,949,095	$753,462,915	$668,601,349	$699,644,024

$1,381,502	$1,337,962	$4,735,970	$3,580,308

15,059,520	17,113,279	6,685,684	7,715,749
482,301	1,227,244	310,143	292,844
(18,953,038)	(14,834,949)	(8,745,865)	(7,898,700)
(3,411,217)	3,505,574	(1,750,038)	109,893

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,927,822	$6,309,517
Net realized gain (loss) on investments and foreign currency transactions	18,881,361	28,043,095
Net decrease in unrealized appreciation (depreciation)	(35,202,715)	(20,432,329)
Net increase (decrease) in net assets from operations	(8,393,532)	13,920,283

Distributions to shareholders from:
Net investment income	(6,964,473)	(5,065,746)
Net realized gains	(26,041,905)	(26,595,456)
Total distributions	(33,006,378)	(31,661,202)

Share transactions
Proceeds from sale of shares	101,298,110	114,631,875
Value of distributions reinvested	32,564,376	31,194,488
Cost of shares redeemed	(119,700,445)	(108,446,545)
Total share transactions	14,162,041	37,379,818
Total increase (decrease) in net assets	(27,237,869)	19,638,899

NET ASSETS
Beginning of year	546,453,240	526,814,341
End of year	$519,215,371	$546,453,240

Undistributed net investment income, end of period	$4,070,480	$3,421,381

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,304,051	6,480,930
Shares issued for distributions reinvested	2,099,573	1,828,516
Shares redeemed	(7,503,188)	(6,133,527)
Net increase in fund shares	900,436	2,175,919

See notes to financial statements

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015

$1,530,003	$1,039,935	$15,882,717	$14,910,914
22,827,043	19,901,929	(13,989,583)	15,275,452
(46,118,483)	(1,504,398)	(127,220,754)	(77,908,427)
(21,761,437)	19,437,466	(125,327,620)	(47,722,061)

(1,340,724)	(393,583)	(11,905,295)	(23,676,271)
(27,243,542)	(19,591,317)	—	—
(28,584,266)	(19,984,900)	(11,905,295)	(23,676,271)

69,178,100	75,990,194	155,830,245	156,175,705
28,217,743	19,702,942	11,752,609	23,356,388
(85,285,331)	(75,839,698)	(138,494,707)	(123,335,039)
12,110,512	19,853,438	29,088,147	56,197,054
(38,235,191)	19,306,004	(108,144,768)	(15,201,278)

404,399,669	385,093,665	710,709,577	725,910,855
$366,164,478	$404,399,669	$602,564,809	$710,709,577

$396,410	$381,702	$16,088,881	$11,548,912

3,037,867	3,044,668	16,003,874	13,575,569
1,298,562	808,824	1,217,887	2,182,840
(3,760,085)	(3,024,081)	(14,136,387)	(10,747,480)
576,344	829,411	3,085,374	5,010,929

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,814,716	$3,714,747
Net realized gain (loss) on investments and foreign currency transactions	3,323,085	9,007,005
Net increase (decrease) in unrealized appreciation (depreciation)	(26,660,828)	(29,547,570)
Net increase (decrease) in net assets from operations	(16,523,027)	(16,825,818)

Distributions to shareholders from:
Net investment income	(3,046,363)	(5,027,536)
Net realized gains	(8,910,053)	(1,916,305)
Total distributions	(11,956,416)	(6,943,841)

Share transactions
Proceeds from sale of shares	58,720,813	72,950,735
Value of distributions reinvested	11,806,935	6,848,891
Cost of shares redeemed	(72,205,124)	(55,704,361)
Total share transactions	(1,677,376)	24,095,265
Total increase (decrease) in net assets	(30,156,819)	325,606

NET ASSETS
Beginning of year	337,659,316	337,333,710
End of year	$307,502,497	$337,659,316

Undistributed (overdistributed) net investment income, end of period	$3,515,649	$(252,704)

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,077,019	3,638,232
Shares issued for distributions reinvested	630,376	364,303
Shares redeemed	(3,800,918)	(2,775,158)
Net increase (decrease) in fund shares	(93,523)	1,227,377

See notes to financial statements

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015

$2,302,833	$1,924,569	$4,123,760	$3,091,468
(7,885,385)	(1,103,717)	3,112,071	1,233,333
(15,040,967)	(22,746,448)	29,215,746	858,715
(20,623,519)	(21,925,596)	36,451,577	5,183,516

(1,817,756)	(2,195,315)	(3,077,193)	(3,700,920)
—	(196,315)	—	—
(1,817,756)	(2,391,630)	(3,077,193)	(3,700,920)

57,015,554	57,021,002	33,128,827	39,638,961
1,793,716	2,357,432	3,031,526	3,636,384
(36,800,838)	(30,173,918)	(43,564,419)	(34,710,337)
22,008,432	29,204,516	(7,404,066)	8,565,008
(432,843)	4,887,290	25,970,318	10,047,604

167,220,429	162,333,139	160,245,515	150,197,911
$166,787,586	$167,220,429	$186,215,833	$160,245,515

$702,984	$309,339	$2,075,088	$1,025,139

7,665,171	5,915,712	3,097,563	3,771,048
251,926	263,990	285,454	339,215
(4,962,735)	(3,148,790)	(4,063,892)	(3,246,090)
2,954,362	3,030,912	(680,875)	864,173

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

SA Worldwide
Moderate
Growth Fund
Year Ended
June 30, 2016(1)
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$58,781
Net realized gain on investments and foreign currency transactions	54,945
Net increase in unrealized appreciation (depreciation)	108,924
Net increase in net assets from operations	222,650

Distributions to shareholders from:
Net investment income	(55,637)

Share transactions
Proceeds from sale of shares	12,218,002 (2)
Value of distributions reinvested	54,548
Cost of shares redeemed	(777,076)
Total share transactions	11,495,474
Total increase in net assets	11,662,487

NET ASSETS
Beginning of year	—
End of year	$11,662,487

Undistributed net investment income, end of period	$5,774

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,305,312 (2)
Shares issued for distributions reinvested	5,840
Shares redeemed	(84,627)
Net increase in fund shares	1,226,525

(1)	Fund commenced operations on July 1, 2015.
(2)	On July 1, 2015, the SA Worldwide Moderate Growth Fund purchased 10,000 shares for a total of $100,000 to act as initial seed capital for the Fund.

See notes to financial statements

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
	2016	2015		2014		2013	2012
Net asset value, beginning of period	$10.20	$10.19		$10.20		$10.24	$10.27

Income from investment operations:
Net investment income (loss)	0.03	0.00	(1)	(0.02)		(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	0.03	0.01		0.01		—	0.01
Total from investment operations	0.06	0.01		(0.01)		(0.01)	0.02

Less distributions from:
Net investment income	(0.03)	—		—		—	(0.01)
Capital gains	(0.01)	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.04)
Total distributions	(0.04)	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.05)

Net asset value, end of period	$10.22	$10.20		$10.19		$10.20	$10.24

Total return	0.53%	0.22%		(0.07)%		(0.10)%	0.16%
Net assets, end of period (000s)	$615,114	$612,129		$564,205		$430,976	$368,700
Ratio of net expenses to average net assets	0.65%	0.65%		0.65%		0.65%	0.65%
Ratio of gross expenses to average net assets (2)	0.65%	0.74%		0.75%		0.81%	0.83%
Ratio of net investment income (loss)
to average net assets	0.31%	(0.01)%		(0.23)%		(0.14)%	0.05%
Portfolio turnover rate	140%	202%		94%		33%	95%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (2)	$0.03	$(0.01)		$(0.03)		$(0.03)	$(0.01)

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
	2016	2015	2014		2013		2012
Net asset value, beginning of period	$9.63	$9.69	$9.68		$9.95		$10.03

Income from investment operations:
Net investment income	0.06	0.11	0.10		0.11		0.19
Net realized and unrealized
gain (loss) on investments	0.17	(0.01)	—		(0.06)		—
Total from investment operations	0.23	0.10	0.10		0.05		0.19

Less distributions from:
Net investment income	(0.06)	(0.15)	(0.09)		(0.32)		(0.27)
Capital gains	(0.01)	(0.01)	—		—		—
Total distributions	(0.07)	(0.16)	(0.09)		(0.32)		(0.27)

Net asset value, end of period	$9.79	$9.63	$9.69		$9.68		$9.95

Total return	2.32%	1.00%	0.99%		0.48%		1.96%
Net assets, end of period (000s)	$732,949	$753,463	$724,587		$603,798		$555,836
Ratio of net expenses to average net assets	0.73%	0.79%	0.80%		0.80%		0.82%
Ratio of gross expenses to
average net assets	0.73%	0.79%	0.80	%(1)	0.80	%(1)	0.82	%(1)
Ratio of net investment income
to average net assets	0.91%	1.04%	1.00%		1.19%		1.85%
Portfolio turnover rate	42%	72%	24%		36%		36%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.06	$0.11	$0.10	(1)	$0.11	(1)	$0.19	(1)

(1)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.47	$18.49	$14.99	$12.57	$12.31

Income from investment operations:
Net investment income	0.21	0.19	0.14	0.17	0.13
Net realized and unrealized gain
(loss) on investments	0.05	0.95	3.50	2.44	0.21
Total from investment operations	0.26	1.14	3.64	2.61	0.34

Less distributions from:
Net investment income	(0.17)	(0.16)	(0.14)	(0.19)	(0.08)
Capital gains	—	—	—	—	—
Total distributions	(0.17)	(0.16)	(0.14)	(0.19)	(0.08)

Net asset value, end of period	$19.56	$19.47	$18.49	$14.99	$12.57

Total return	1.31%	6.22%	24.36%	20.98%	2.80%
Net assets, end of period (000s)	$668,601	$699,644	$662,126	$482,418	$405,579
Ratio of net expenses to average net assets	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	0.98%	1.00%	1.00%	1.07%	1.09%
Ratio of net investment income
to average net assets	1.09%	0.99%	0.89%	1.20%	1.04%
Portfolio turnover rate	11%	10%	11%	5%	6%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.21	$0.19	$0.14	$0.16	$0.12

(1)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.45	$18.08	$14.63	$11.22	$11.81

Income from investment operations:
Net investment income	0.24	0.20	0.14	0.15	0.13
Net realized and unrealized gain
(loss) on investments	(0.52)	0.23	3.77	3.41	(0.62)
Total from investment operations	(0.28)	0.43	3.91	3.56	(0.49)

Less distributions from:
Net investment income	(0.22)	(0.17)	(0.13)	(0.15)	(0.10)
Capital gains	(0.84)	(0.89)	(0.33)	—	—
Total distributions	(1.06)	(1.06)	(0.46)	(0.15)	(0.10)

Net asset value, end of period	$16.11	$17.45	$18.08	$14.63	$11.22

Total return	(1.35)%	2.54%	27.01%	31.92%	(4.02)%
Net assets, end of period (000s)	$519,215	$546,453	$526,814	$383,854	$308,668
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets (1)	1.05%	1.05%	1.06%	1.14%	1.17%
Ratio of net investment income
to average net assets	1.55%	1.17%	0.90%	1.14%	1.21%
Portfolio turnover rate	21%	23%	20%	21%	11%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.24	$0.20	$0.14	$0.14	$0.12
(1)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$25.64	$25.77	$21.29	$16.94	$17.51

Income from investment operations:
Net investment income	0.09	0.07	0.01	0.18	0.05
Net realized and unrealized gain
(loss) on investments	(1.48)	1.11	5.12	4.40	(0.54)
Total from investment operations	(1.39)	1.18	5.13	4.58	(0.49)

Less distributions from:
Net investment income	(0.09)	(0.03)	(0.03)	(0.21)	—
Capital gains	(1.76)	(1.28)	(0.62)	(0.02)	(0.08)
Total distributions	(1.85)	(1.31)	(0.65)	(0.23)	(0.08)

Net asset value, end of period	$22.40	$25.64	$25.77	$21.29	$16.94

Total return	(5.23)%	4.81%	24.29%	27.26%	(2.74)%
Net assets, end of period (000s)	$366,164	$404,400	$385,094	$298,211	$245,839
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets (1)	1.28%	1.34%	1.35%	1.43%	1.45%
Ratio of net investment income
to average net assets	0.42%	0.27%	0.05%	0.96%	0.31%
Portfolio turnover rate	12%	11%	13%	23%	14%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.07	$0.03	$(0.01)	$0.14	$0.01

(1)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.34	$12.59	$10.16	$8.96	$11.50

Income from investment operations:
Net investment income	0.25	0.22	0.40	0.23	0.24
Net realized and unrealized gain
(loss) on investments	(2.24)	(1.08)	2.25	1.25	(2.57)
Total from investment operations	(1.99)	(0.86)	2.65	1.48	(2.33)

Less distributions from:
Net investment income	(0.19)	(0.39)	(0.22)	(0.28)	(0.21)
Capital gains	—	—	—	—	—
Total distributions	(0.19)	(0.39)	(0.22)	(0.28)	(0.21)

Net asset value, end of period	$9.16	$11.34	$12.59	$10.16	$8.96

Total return	(17.66)%	(6.62)%	26.23%	16.59%	(20.23)%
Net assets, end of period (000s)	$602,565	$710,710	$725,911	$522,423	$442,289
Ratio of net expenses to average net assets	1.16%	1.26%	1.26%	1.33%	1.34%
Ratio of gross expenses to average net assets	1.16%	1.26%	1.26%	1.33%	1.34%
Ratio of net investment income
to average net assets	2.51%	2.12%	3.58%	2.32%	2.60%
Portfolio turnover rate	21%	21%	15%	17%	22%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.25	$0.22	$0.40	$0.23	$0.24

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.43	$22.05	$17.30	$15.07	$18.25

Income from investment operations:
Net investment income	0.42	0.23	0.15	0.24	0.30
Net realized and unrealized gain
(loss) on investments	(1.40)	(1.42)	4.95	2.39	(3.29)
Total from investment operations	(0.98)	(1.19)	5.10	2.63	(2.99)

Less distributions from:
Net investment income	(0.19)	(0.31)	(0.35)	(0.40)	(0.19)
Capital gains	(0.54)	(0.12)	—	—	—
Total distributions	(0.73)	(0.43)	(0.35)	(0.40)	(0.19)

Net asset value, end of period	$18.72	$20.43	$22.05	$17.30	$15.07

Total return	(4.81)%	(5.21)%	29.68%	17.55%	(16.35)%
Net assets, end of period (000s)	$307,502	$337,659	$337,334	$233,313	$192,472
Ratio of net expenses to average net assets †	1.04%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets (1)†	1.04%	1.12%	1.10%	1.17%	1.18%
Ratio of net investment income
to average net assets †	2.15%	1.15%	0.75%	1.46%	1.92%
Ratio of expenses to average net assets
for the DFA Portfolio (unaudited) (2)†	0.53%	0.53%	0.53%	0.56%	0.56%
Ratio of expenses to average net
assets for the DFA Portfolio (3)†	0.54%	0.53%	0.54%	0.56%	0.55%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.42	$0.23	$0.15	$0.23	$0.29

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The Financial Statements of the DFA Portfolio are included elsewhere in this report.
(1)	Gross expenses before waivers of expenses.
(2)	The DFA Portfolio expense ratios are as of April 30, 2016, 2015, 2014, 2013 and 2012, respectively and are unaudited.
(3)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.05	$10.51	$9.32	$9.28	$12.40

Income from investment operations:
Net investment income	0.11	0.11	0.10	0.08	0.09
Net realized and unrealized gain
(loss) on investments	(1.29)	(1.43)	1.26	0.03	(2.85)
Total from investment operations	(1.18)	(1.32)	1.36	0.11	(2.76)

Less distributions from:
Net investment income	(0.09)	(0.13)	(0.08)	(0.07)	(0.09)
Capital gains	—	(0.01)	(0.09)	—	(0.27)
Total distributions	(0.09)	(0.14)	(0.17)	(0.07)	(0.36)

Net asset value, end of period	$7.78	$9.05	$10.51	$9.32	$9.28

Total return	(12.95)%	(12.53)%	14.70%	1.13%	(22.19)%
Net assets, end of period (000s)	$166,788	$167,220	$162,333	$96,991	$76,901
Ratio of net expenses to average net assets	1.40%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (1)	1.72%	1.83%	1.93%	2.03%	2.10%
Ratio of net investment income
to average net assets	1.52%	1.17%	1.12%	0.90%	0.99%
Portfolio turnover rate	13%	14%	10%	7%	13%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.09	$0.07	$0.06	$0.03	$0.03

(1)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
	2016	2015	2014		2013	2012
Net asset value, beginning of period	$10.03	$9.94	$9.04		$8.50	$7.68

Income from investment operations:
Net investment income	0.26	0.19	0.20		0.15	0.21
Net realized and unrealized
gain on investments	2.07	0.13	0.86		0.51	0.71
Total from investment operations	2.33	0.32	1.06		0.66	0.92

Less distributions from:
Net investment income	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)
Capital gains	—	—	—		—	—
Total distributions	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)

Net asset value, end of period	$12.17	$10.03	$9.94		$9.04	$8.50

Total return	23.56%	3.12%	12.10%		7.81%	12.19%
Net assets, end of period (000s)	$186,216	$160,246	$150,198		$105,040	$91,427
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of gross expenses to
average net assets (1)	1.06%	1.23%	1.31%		1.38%	1.42%
Ratio of net investment income
to average net assets	2.43%	1.85%	2.43%		1.67%	2.77%
Portfolio turnover rate	7%	3%	0	%(2)	2%	4%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.25	$0.17	$0.18		$0.11	$0.18

(1)	Gross expenses before waivers of expenses.
(2)	Amount rounds to less than 0.5%.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA Worldwide Moderate Growth Fund
Year Ended June 30, 2016‡
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain (loss) on investments	(0.49)
Total from investment operations	(0.39)

Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$9.51

Total return (1)	(3.89)%
Net assets, end of period (000s)	$11,662
Ratio of net expenses to average net assets (2)	—%
Ratio of gross expenses to average net assets (2)(3)	2.72%
Ratio of net investment income to average net assets (2)	1.11%
Portfolio turnover rate	5%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been (2)	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Period less than one year is not annualized.
(2)	Annualized for period less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund SA
Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2016, SA International Small Company Fund held approximately 3.14% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of June 30, 2016, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
	(Level 1)	(Level 2)*	(Level 3)	June 30, 2016
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$611,817,340	$—	$611,817,340
Short-Term Investments	8,883,911	—	—	8,883,911
Total Investments	$8,883,911	$611,817,340	$—	$620,701,251
SA Global Fixed Income Fund (a)
Bonds and Notes	$—	$725,712,556	$—	$725,712,556
Short-Term Investments	37,305,599	—	—	37,305,599
Total Investments	$37,305,599	$725,712,556	$—	$763,018,155
SA U.S. Core Market Fund (a)
Common Stocks	$639,520,935	$—	$—	$639,520,935
Rights and Warrants	32	—	13,348	13,380
Mutual Funds	27,748,896	—	—	27,748,896
Short-Term Investments	24,622,312	—	—	24,622,312
Total Investments	$691,892,175	$—	$13,348	$691,905,523
SA U.S. Value Fund (a)
Common Stocks	$518,308,683	$—	$—	$518,308,683
Short-Term Investments	14,825,847	—	—	14,825,847
Total Investments	$533,134,530	$—	$—	$533,134,530

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable		Total Balance
	Investments	Inputs	Inputs		as of
	(Level 1)	(Level 2)*	(Level 3)		June 30, 2016
SA U.S. Small Company Fund (a)
Common Stocks	$364,647,350	$—	$—	†	$364,647,350 †
Rights and Warrants	—	—	—	†	— †
Short-Term Investments	54,249,223	—	—		54,249,223
Total Investments	$418,896,573	$—	$—		$418,896,573
SA International Value Fund (a)
Common Stocks	$592,800,478	$—	$—	†	$592,800,478
Preferred Stocks	4,896,169	—	—		4,896,169
Rights and Warrants	45,630	—	—		45,630
Short-Term Investments	79,093,958	—	—		79,093,958
Total Investments	$676,836,235	$—	$—		$676,836,235
SA International Small Company Fund (a)
Mutual Funds	$307,734,993	$—	$—		$307,734,993
Total Investments	$307,734,993	$—	$—		$307,734,993
SA Emerging Markets Value Fund (b)
Common Stocks	$161,463,859	$139,095	$111,743	†	$161,714,697
Preferred Stocks	3,633,639	—	—		3,633,639
Rights and Warrants	30,731	792	—		31,523
Short-Term Investments	2,822,731	—	—		2,822,731
Total Investments	$167,950,960	$139,887	$111,743		$168,202,590
SA Real Estate Securities Fund (a)
Common Stocks	$184,975,516	$—	$—		$184,975,516
Short-Term Investments	20,146,642	—	—		20,146,642
Total Investments	$205,122,158	$—	$—		$205,122,158
SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$11,674,003	$—	$—		$11,674,003
Total Investments	$11,674,003	$—	$—		$11,674,003

† Includes one or more securities which are valued at zero.

* The end of year timing recognition is used for transfers between levels of the Funds’ assets and liabilities.

(a) For the year end June 30, 2016, there was no transfer activity between Level 1 and Level 2.

(b) Common stocks valued at $34,996 were transferred from Level 2 to Level 3 for the year ended June 30, 2016 due to lack of observable market prices. Common stocks valued at $22,169 were transferred from Level 1 to Level 3. Common stocks valued at $139,095 were transferred from Level 1 to Level 2, and common stocks valued at $189,402 were transferred from Level 2 to Level 1 for the year ended June 30, 2016.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of period end. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Net Change
in Unrealized
					Total				Appreciation
					realized and				(Depreciation)
	Beginning			Accrued	unrealized	Transfers	Transfers	Ending	on Investments
	Balance			discounts	gains	in to	out of	Balance	Held at
	June 30, 2015	Purchases	Sales	(premiums)	(losses)*	Level 3	Level 3	June 30, 2016	June 30, 2016*
SA U.S. Core
Market Fund
Rights and Warrants	$11,286	$2,062	—	—	—	—	—	$13,348	—
SA Emerging
Markets Value Fund
Common Stocks(1)	42,082	45,091	—	—	(32,594)	57,164	—	111,743	(28,826)

(1) Level 3 at June 30, 2016 included securities with a fair value of $0.

* All net realized and change in unrealized gains (losses) are reflected on the accompanying Statement of Operations.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

As of June 30, 2016, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$49,996,502	$32,983,465	$18,002,178	$51,037,962
SA U.S Core Market Fund	$37,576,282	$24,293,311	$13,529,723	$38,464,578
SA U.S. Value Fund	$19,966,200	$14,721,306	$5,354,383	$20,470,677
SA U.S. Small Company Fund	$62,328,249	$53,871,370	$9,020,078	$63,916,887
SA International Value Fund	$80,896,529	$79,093,178	$2,196,108	$83,681,668
SA Emerging Markets Value Fund	$4,064,118	$2,822,700	$1,550,403	$4,390,467
SA Real Estate Securities Fund	$19,873,532	$20,146,624	$16,123	$20,386,187

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

† Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2016
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$32,983,465	$—	$—	$—	$32,983,465
Total Borrowings	$32,983,465	$—	$—	$—	$32,983,465
Gross amount of recognized liabilities for securities lending transactions					$32,983,465

SA U.S. Core Market Fund
Common Stocks	$24,282,701	$—	$—	$—	$24,282,701
Rights and Warrants	10,610	—	—	—	10,610
Total	24,293,311	—	—	—	24,293,311
Total Borrowings	$24,293,311	$—	$—	$—	$24,293,311
Gross amount of recognized liabilities for securities lending transactions					$24,293,311

SA U.S. Value Fund
Common Stocks	$14,721,306	$—	$—	$—	$14,721,306
Total Borrowings	$14,721,306	$—	$—	$—	$14,721,306
Gross amount of recognized liabilities for securities lending transactions					$14,721,306

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2016
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA U.S. Small Company Fund
Common Stocks	$53,871,370	$—	$—	$—	$53,871,370
Total Borrowings	$53,871,370	$—	$—	$—	$53,871,370
Gross amount of recognized liabilities for securities lending transactions					$53,871,370

SA International Value Fund
Common Stocks	$79,058,856	$—	$—	$—	$79,058,856
Rights and Warrants	34,322	—	—	—	34,322
Total	$79,093,178	$—	$—	$—	$79,093,178
Total Borrowings	$79,093,178	$—	$—	$—	$79,093,178
Gross amount of recognized liabilities for securities lending transactions					$79,093,178

SA Real Estate Securities Fund
Common Stocks	$20,146,624	$—	$—	$—	$20,146,624
Total Borrowings	$20,146,624	$—	$—	$—	$20,146,624
Gross amount of recognized liabilities for securities lending transactions					$20,146,624

SA Emerging Markets Value Fund
Common Stocks	$2,822,700	$—	$—	$—	$2,822,700
Total Borrowings	$2,822,700	$—	$—	$—	$2,822,700
Gross amount of recognized liabilities for securities lending transactions					$2,822,700

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency and forward currency transactions in a fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency and forward currency transactions in a fund’s Statement of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2016, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Pound Sterling (sell)	7/07/2016	11,545,252	$16,264,465	$15,369,743	$894,722
Singapore Dollar (sell)	7/11/2016	68,732,641	$8,475,696	$8,125,688	$350,009
					$1,244,731

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at June 30, 2016, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$1,244,731	$0	$1,171,554	$3,571,109

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2016:

Gross and Net
Amounts of
	Assets Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
State Street Bank and Trust Co.	$1,244,731	—	—	$1,244,731

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency translations.

For the fiscal year ended June 30, 2016, the average monthly principal amount of forward foreign currency exchange contracts was $62,521,958.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2016, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2016, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2013- 2015), or expected to be taken in the Funds’ 2016 tax returns.

For federal income tax purposes, realized capital losses may be carried over to offset future realized capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a fund in taxable years beginning after December 22, 2010 are not subject to expiration and retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment taxable years.

As of June 30, 2016, for U.S. federal income tax purposes, the SA International Value Fund and SA Real Estate Security Fund had a realized capital loss carryforward available to offset future net realized capital gains in the amount of $25,307,892 expiring on June 30, 2018 and $831,322 expiring on June 30, 2019, respectively.

As of June 30, 2016, for U.S. federal income tax purposes, the SA Emerging Markets Value Fund had an amount of $9,686,308 in unlimited long-term losses available to offset future net realized gains.

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2016 and 2015 were as follows:

	2016		2015
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$2,581,033	$53,386	$—	$165,210
SA Global Fixed Income Fund	4,200,039	521,751	12,041,903	23,079
SA U.S. Core Market Fund	5,958,899	—	5,704,448	—
SA U.S. Value Fund	7,277,084	25,729,294	5,065,746	26,595,456
SA U.S. Small Company Fund	1,945,674	26,638,592	1,154,050	18,830,850
SA International Value Fund	11,905,295	—	23,676,271	—
SA International Small Company Fund	3,046,363	8,910,053	5,027,536	1,916,305
SA Emerging Markets Value Fund	1,817,756	—	2,391,630	—
SA Real Estate Securities Fund	3,077,193	—	3,700,920	—
SA Worldwide Moderate Growth Fund	55,637	—	N/A	N/A

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

As of June 30, 2016, the components of distributable earnings on a federal income tax basis were:

				Post October
	Undistributed	Undistributed	Unrealized	Capital/Late
	Ordinary	Long-Term	Appreciation/	Year Ordinary	Capital Loss
	Income	Capital Gains	(Depreciation)	Loss Deferrals	Carryforward
SA U.S. Fixed Income Fund	$120,289	$—	$1,994,278	$(168,866)	$—
SA Global Fixed Income Fund	3,480,012	932,293	7,499,610	—	—
SA U.S. Core Market Fund	4,735,970	16,892,777	287,401,683	—	—
SA U.S. Value Fund	4,070,480	11,996,953	126,045,219	(191,856)	—
SA U.S. Small Company Fund	580,104	10,559,542	86,087,173	—	—
SA International Value Fund	16,090,017	—	(83,254,257)	(14,257,409)	(25,307,892)
SA International Small
Company Fund	3,515,649	6,714,423	54,831,916	—	—
SA Emerging Markets Value Fund	1,171,789	—	(30,379,110)	—	(9,686,308)
SA Real Estate Securities Fund	2,075,088	—	70,024,217	—	(831,322)
SA Worldwide Moderate
Growth Fund	10,186	72,548	84,845	—	—

During the fiscal year ended June 30, 2016, SA U.S. Core Market Fund, SA International Value Fund, and SA Real Estate Securities Fund utilized $11,169,392, $971,256 and $3,136,833 of capital loss carryforward, respectively.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2016, as a result of permanent book-to-tax difference, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

		Undistributed	Accumulated Net
	Paid-in	Net Investment	Realized Gain
	Capital	Income	(Loss)
SA Global Fixed Income Fund	$—	$(2,500,020)	$2,500,020
SA U.S. Core Market Fund	(1)	(121,501)	121,502
SA U.S. Value Fund	2	(314,250)	314,248
SA U.S. Small Company Fund	—	(174,571)	174,571
SA International Value Fund	—	562,547	(562,547)
SA International Small Company Fund	(1)	—	1
SA Emerging Markets Value Fund	—	(91,432)	91,432
SA Real Estates Securities Fund	(1)	3,382	(3,381)
SA Worldwide Moderate Growth Fund	(566)	2,630	(2,064)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Loring Ward Holdings, Inc., a U.S. company based in San Jose, California. Loring Ward Holdings, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of ten trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Loring Ward Holdings, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.45%
SA U.S. Value Fund	0.45%
SA U.S. Small Company Fund	0.45%
SA International Value Fund	0.50%
SA International Small Company Fund	0.50%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00% *

*The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, except the SA Worldwide Moderate Growth Fund, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.05%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.05% *
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

*The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund except the SA Worldwide Moderate Growth Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent each Fund’s (with the exception of the SA Worldwide Moderate Growth Fund) operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board.

Expense
Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.20%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.40%
SA Real Estate Securities Fund	1.00%
SA Worldwide Moderate Growth Fund	0.00%

The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the fiscal year ended June 30, 2016, the Adviser recaptured $92,931 from SA U.S. Fixed Income Fund, $324,315 from SA U.S. Core Market Fund, $253,967 from SA U.S. Value Fund, and $197,781 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2016 the following amounts are subject to this recapture through June 30, 2017, June 30, 2018 and June 30, 2019, respectively.

	Expires	Expires	Expires
	June 30, 2017	June 30, 2018	June 30, 2019
SA U.S. Fixed Income Fund	$491,987	$545,837	$—
SA U.S. Value Fund	30,908	16,327	—
SA U.S. Small Company Fund	533,168	528,002	310,516
SA International Small Company Fund	790	50,025	—
SA Emerging Markets Value Fund	610,232	623,893	480,239
SA Real Estate Securities Fund	373,830	383,400	108,097

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $85,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,500 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund and SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2016 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$551,163,378	$309,989,380	$639,196,541	$199,755,861
SA Global Fixed Income Fund	10,034,048	294,512,493	25,156,863	283,186,005
SA U.S. Core Market Fund	0	70,903,939	0	95,065,368
SA U.S. Value Fund	0	109,546,565	0	113,045,492
SA U.S. Small Company Fund	0	45,765,344	0	56,529,255
SA International Value Fund	0	164,555,382	0	133,312,546
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	0	42,670,511	0	20,110,816
SA Real Estate Securities Fund	0	11,114,463	0	15,463,093
SA Worldwide Moderate Growth Fund	0	11,901,119	0	312,639

N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2016 (Continued)

4. Capital Shares and Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2016 follows:

	Balance of			Balance of
	Shares			Shares		Realized
	Held at	Gross	Gross	Held at	Value at	Gain	Distributions
	6/30/2015	Additions	Sales	6/30/2016	6/30/2016	(Loss)	Received(a)
Affiliated Underlying Funds
SA Emerging Market Value Funds	—	156,424	(5,028)	151,396	$1,177,866	$(7,035)	$6,550
SA Global Fixed Income Fund	—	157,364	(5,425)	151,939	1,487,481	24	6,064
SA International Value Fund	—	245,244	(3,056)	242,188	2,218,441	(5,648)	19,131
SA Real Estate Securities Fund	—	51,348	(3,114)	48,234	587,008	111	4,743
SA U.S. Core Market Fund	—	110,700	(2,613)	108,087	2,114,177	(2,453)	8,458
SA U.S. Fixed Income Fund	—	138,666	(4,389)	134,277	1,372,309	(70)	3,377
SA U.S. Small Company Fund	—	48,768	(1,260)	47,508	1,064,190	(4,498)	37,377
SA U.S. Value Fund	—	104,838	(2,260)	102,578	1,652,531	(3,831)	47,704
Totals					$11,674,003	$(23,400)	$133,404

(a) Distributions received include distributions from net investment income and from capital gains from the Affiliated Underlying Funds

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07 entitled Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Fund is required to apply ASU No. 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. The Trust management is currently evaluating the impact of ASU No. 2015-07.

6. Subsequent Event

Effective August 26, 2016, the Funds, with the exception of the SA International Small Company Fund and SA Worldwide Moderate Growth Fund, will invest in the SSgA U.S. Government Money Market Fund (to be renamed the State Street Institutional U.S. Government Money Market Fund on August 29, 2016) as their primary cash sweep vehicle. Balances in the SSgA Money Market Fund will be liquidated and transferred to the SSgA U.S. Government Money Market Fund at the value on the effective date.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the SA Funds - Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the funds constituting the SA Funds - Investment Trust, hereafter referred to as the “Funds”) at June 30, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

San Francisco, CA
August 26, 2016

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2013).	10	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).
Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	10	Director, The Edelman Financial Group (provider of investment advisory services) since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).
Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (4 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).

President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009).

Deborah Djeu* Year of Birth: 1962	Vice President and Chief Compliance Officer and Anti- Money Laundering Compliance Officer (since March 2016)

Chief Compliance Officer (Mutual Funds) and Enterprise Risk Committee Chair, Genworth Financial Wealth Management, Inc./AssetMark (2008-2012); Chief Compliance Officer, Chief Legal Officer, and Corporate Secretary, ASA Gold and Precious Metals Ltd. (2012-2015); Chief Compliance Officer, LWI Financial and The Wealth Management Alliance LLC (since September 2015); Chief Compliance Officer, Loring Ward Securities Inc. (since June 2016).

Payel Farasat*, M.Sc.FA Year of Birth: 1979	Vice President and Chief Investment Officer (since March 2016)

Executive Vice President and Chief Investment Officer, LWI Financial Inc. (since February 2015); Investment Committee Chairperson, LWI Financial Inc. (since February 2015); Regional Vice President of Investment Solutions, Charles Schwab & Co. (2010 - 2015).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting held on May 26, 2016 (the “Meeting”), the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements and (2) the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 16, 2016 (the “May 16 Telephonic Meeting”), as well as information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 16 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies, and procedures and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the Securities and Exchange Commission (the “SEC”) or other regulatory agencies involving the Adviser or Sub-Adviser.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds (except for the SA Worldwide Moderate Growth Fund, as noted below) on both an absolute basis and relative to each Fund’s benchmark index, a performance peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Morningstar Associates,

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

LLC (“Morningstar”), which included comparisons of the performance of each Fund to certain funds determined by Morningstar to be comparable based on investment style (the “Morningstar Performance Peer Group”) and the Fund’s benchmark index. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2015 (or since inception, as applicable).

The Board noted that the Morningstar Performance Peer Group was determined for each Fund without regard to the Fund’s share class characteristics or assets, which allowed selection from a broader universe of funds (i.e., both retail and institutional share classes), with longer performance histories (because the oldest share class of any fund can be used), making performance comparisons more useful over longer time periods. To account for different expense structures, gross returns were used in the Morningstar performance comparisons.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund (which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies).

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2015. It was also noted that the Fund exceeded its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, for the 1-year period ended December 31, 2015. The Board took into consideration the Fund’s relatively higher credit quality and shorter duration as a substantial cause of its underperformance relative to its Morningstar Performance Peer Group and found its performance satisfactory.

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2015, the 2nd quartile for the 3-year period and the 4th quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund exceeded its benchmark, the Citigroup World Government Bond 1-5 Year (Hedged) Index, for the 1-year, 3-year, 5-year and 10-year periods. The Board took into consideration the SA Global Fixed Income Fund’s more recent performance and found it satisfactory.

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2015. It was also noted that the Fund exceeded its benchmark, the Russell 3000 Index, for the same periods. The Board found the SA U.S. Core Market Fund’s performance satisfactory.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile among its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2015, and the 3rd quartile for the 10-year period ended the same date. It was also noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for the 1-year, 3-year, 5-year and 10-year periods. The Board found the SA U.S. Value Fund’s performance satisfactory.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2015, the 3rd quartile for the 3-year and 10-year periods, and the 2nd quartile for the 5-year period ended the same date. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA U.S. Small Company Fund relative to its Morningstar Performance Peer Group and found the explanations provided satisfactory. The Board also considered that the Fund exceeded its benchmark, the Russell 2000 Index, for each of the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2015.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2015, and in the 4th quartile for the 5-year period ended the same date. The Board noted that the Fund’s underperformance relative to its Morningstar Performance Peer Group was largely a result of the Fund’s strong value orientation, during a period in which growth-oriented stocks significantly outperformed value stocks. The Board also noted that declining global commodity prices had a large negative impact on the Fund’s allocations to the energy and materials sectors. It was also noted that the Fund exceeded its benchmark, the MSCI World Ex. U.S. Value Index (net div.), for the 1-year, 3-year and 10-year periods ended December 31, 2015. Taking these factors into consideration, the Board found the SA International Value Fund’s performance to be satisfactory.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”) of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year and 5-year periods ended December 31, 2015 and in the 4th quartile for the 3-year and 10-year periods ended the same date. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA International Small Company Fund relative to its Morningstar Performance Peer Group and found the explanations about the limited number of foreign small/mid-cap funds available for inclusion in the peer group and the style neutral orientation of the investment strategy to be satisfactory. The Board also considered that the Fund exceeded its benchmark, the MSCI World Ex. U.S. Small Cap Index (net div.), for each of the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2015.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2015. It was also noted that the Fund exceeded its benchmark, the MSCI Emerging Markets Value Index (net div.), for the 3-year period ended the same date. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Emerging Markets Value Fund relative to its Morningstar Performance Peer Group and found the explanations about the value orientation and sector allocations to be satisfactory.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2015. It was also noted that the Fund lagged its benchmark, the Dow Jones U.S. Select REIT Index, for each of these periods. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Real Estate Securities Fund and found the explanations provided satisfactory. The Board noted that the Fund is meant to be broadly representative of an asset class, rather than the top-returning fund in its category. The Board retained confidence in the Adviser and Sub-Adviser to execute the Fund’s investment strategies.

For the SA Worldwide Moderate Growth Fund, it was noted that due to the Fund’s inception on July 1, 2015, the Morningstar report did not include any performance analysis for the Fund.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the growth rates in the Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser was still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser had recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds and the operating expense limit was lowered on two Funds, as well as additional reductions applicable as of July 1, 2015. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to a peer group, consisting of certain funds determined by Morningstar to be comparable based on share class characteristics and assets (the “Morningstar Expense Peer Group”). The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that, with the exception of the SA International Small Company Fund, each Fund’s net expense ratio, a figure which includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was near or below the median expense ratio of its respective Morningstar Expense Peer Group. The Board also noted that the net expense ratio of the SA International Small Company Fund was only 4 bps above the median for its peer group.

The Board noted the agreed reduction of annual advisory fees from 20 bps to 15 bps for the SA U.S. Fixed Income Fund; from 30 bps to 25 bps for the SA Global Fixed Income Fund; from 50 bps to 45 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 35 bps for the SA Real Estate Securities Fund; and from 60 bps to 50 bps for SA International Value Fund, SA International Small Company Fund and SA Emerging Markets Value Fund, in addition to prior reductions in recent years. The Board further noted the prior extension of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2021 for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 50 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (35 bps annually) and the SA Emerging Markets Value Fund (50 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in the Sub-Advisory Agreement from 10 bps to 5 bps for the SA U.S. Fixed Income Fund.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreements and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2016:

Foreign Tax Credits — For the fiscal year ended June 30, 2016, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign Tax	Foreign
	Credit	Source Income
SA International Value Fund	$1,157,762	$24,449,045
SA International Small Company Fund	273,522	10,115,611
SA Emerging Markets Value Fund	476,816	4,987,636
SA Worldwide Moderate Growth Fund	2,860	20,862

Capital Gain Distributions — On December 22, 2015, the following Funds declared long-term capital gain distribution.

SA U.S. Fixed Income Fund	$53,386
SA Global Fixed Income Fund	521,751
SA U.S. Value Fund	25,729,294
SA U.S. Small Company Fund	26,638,592
SA International Small Company Fund	8,910,053

Corporate Dividends Received Deduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	97.06%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%
SA Real Estate Securities Fund	0.01%
SA Worldwide Moderate Growth Fund	36.55%

Qualified Dividend Income — For the fiscal year ended June 30, 2016 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $415,050 or $466,950 if married filing jointly). Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2016 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,008.70	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

*

Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,023.00	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.67

*

Expenses are equal to the Fund’s annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,031.10	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.87

*

Expenses are equal to the Fund’s annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,035.30	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27

*

Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,031.80	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02

*

Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$ 934.70	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

*

Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$ 987.90	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

*

Expenses are equal to the Fund’s annualized expense ratio of 0.98% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2016, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,089.60	$7.27
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02

*

Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,128.90	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*

Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Worldwide Moderate Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value**	Account Value	During Period*
	1/1/2016	6/30/16	1/1/2016 - 6/30/2016
Actual	$1,000.00	$1,022.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00

*

Expenses are equal to the Fund’s annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

**	Fund commenced operations on July 1, 2015.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2015

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/15	10/31/15	Ratio*	Period*
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$ 963.00	0.54%	$2.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.48	0.54%	$2.75
____________________

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,602,726,513
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,375,803,061
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,611,691,293
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,230,584,486
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	866,595,151
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $9,302,054,704)	9,687,400,504
TOTAL INVESTMENTS — (100.0%) (Cost $9,302,054,704)^	$9,687,400,504
____________________

^	The cost for federal income tax purposes is $9,368,740,381.

Summary of the Portfolio’s investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,687,400,504	—	—	$9,687,400,504
Futures Contracts**	$(574,041)	—	—	$(574,041)
TOTAL	$9,686,826,463	—	—	$9,686,826,463
____________________

**	Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2015

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,357,365,041
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,167,401,455
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,026,549,001
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,027,935,040
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	604,238,668
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $8,450,924,665)	9,183,489,205
TOTAL INVESTMENTS — (100.0%) (Cost $8,450,932,574)	$9,183,489,205

Summary of the Portfolio’s investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,183,489,205	—	—	$9,183,489,205
TOTAL	$9,183,489,205	—	—	$9,183,489,205

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2016
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,687,401
Segregated Cash for Futures Contracts	4,632
Cash	115,192
Receivables:
Fund Shares Sold	8,075
Futures Margin Variation	1,430
Prepaid Expenses and Other Assets	182
Total Assets	9,816,912
LIABILITIES:
Payables:
Fund Shares Redeemed	6,205
Due to Advisor	3,267
Accrued Expenses and Other Liabilities	395
Total Liabilities	9,867
NET ASSETS	$9,807,045
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,807,045 and
shares outstanding of 583,339,622	$16.81
Investments in Affiliated Investment Companies at Cost	$9,302,055
NET ASSETS CONSIST OF:
Paid-In Capital	$9,368,740
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(52,628)
Accumulated Net Realized Gain (Loss)	106,350
Net Unrealized Foreign Exchange Gain (Loss)	(189)
Net Unrealized Appreciation (Depreciation)	384,772
NET ASSETS	$9,807,045

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2015
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,183,489
Investments at Value	—
Cash	133
Receivables:
Fund Shares Sold	146,021
Prepaid Expenses and Other Assets	43
Total Assets	9,329,686
LIABILITIES:
Payables:
Fund Shares Redeemed	2,713
Due to Advisor	3,100
Accrued Expenses and Other Liabilities	381
Total Liabilities	6,194
NET ASSETS	$9,323,492
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,323,492 and
shares outstanding of 524,490,688	$17.78
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$8,450,933
NET ASSETS CONSIST OF:
Paid-In Capital	$8,357,634
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	34,648
Accumulated Net Realized Gain (Loss)	198,899
Net Unrealized Foreign Exchange Gain (Loss)	(245)
Net Unrealized Appreciation (Depreciation)	732,556
NET ASSETS	$9,323,492

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,982)	$236,159
Income from Securities Lending	20,345
Expenses Allocated from Affiliated Investment Companies	(11,146)
Total Net Investment Income Received from Affiliated Investment Companies	245,358
Fund Investment Income
Dividend	17
Total Investment Income	17
Fund Expenses
Investment Advisory Services Fees	10,284
Administrative Services Fees	25,866
Accounting & Transfer Agent Fees	54
Custodian Fees	2
Filing Fees	158
Shareholders’ Reports	311
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	42
Other	491
Total Expenses	37,251
Net Expenses	37,251
Net Investment Income (Loss)	208,124
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	376,613
Futures	(4,583)
Foreign Currency Transactions	(2,876)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(293,604)
Futures	(22)
Translation of Foreign Currency Denominated Amounts	344
Net Realized and Unrealized Gain (Loss)	75,872
Net Increase (Decrease) in Net Assets Resulting from Operations	$283,996
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2015	Oct. 31, 2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208,124	$194,864
Net Realized Gain (Loss) on:
Investment Securities Sold	376,613	303,846
Futures	(4,583)	(945)
Foreign Currency Transactions	(2,876)	(909)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(293,604)	(612,635)
Futures	(22)	—
Translation of Foreign Currency Denominated Amounts	344	(606)
Net Increase (Decrease) in Net Assets Resulting from Operations	283,996	(116,385)
Distributions From:
Net Investment Income:
Institutional Class Shares	(208,535)	(190,299)
Net Short-Term Gains:
Institutional Class Shares	(27,069)	(27,834)
Net Long-Term Gains:
Institutional Class Shares	(250,320)	(211,626)
Total Distributions	(485,924)	(429,759)
Capital Share Transactions (1):
Shares Issued	1,961,417	1,513,008
Shares Issued in Lieu of Cash Distributions	472,853	418,230
Shares Redeemed	(1,753,367)	(1,061,294)
Net Increase (Decrease) from Capital Share Transactions	680,903	869,944
Total Increase (Decrease) in Net Assets	478,975	323,800
Net Assets
Beginning of Year	8,844,517	8,520,717
End of Year	$9,323,492	$8,844,517

(1) Shares Issued and Redeemed:
Shares Issued	110,551	78,077
Shares Issued in Lieu of Cash Distributions	28,178	22,420
Shares Redeemed	(99,058)	(54,917)
Net Increase (Decrease) from Shares Issued and Redeemed	39,671	45,580
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$34,648	$36,226

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$18.24	$19.40	$15.28	$15.21	$16.14
Income from Investment Operations
Net Investment Income (Loss) (A)	0.41	0.42	0.42	0.38	0.40
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.12	(0.62)	4.16	0.39	(0.83)
Total from Investment Operations	0.53	(0.20)	4.58	0.77	(0.43)
Less Distributions
Net Investment Income	(0.42)	(0.42)	(0.37)	(0.42)	(0.50)
Net Realized Gains	(0.57)	(0.54)	(0.09)	(0.28)	—
Total Distributions	(0.99)	(0.96)	(0.46)	(0.70)	(0.50)
Net Asset Value, End of Year	$17.78	$18.24	$19.40	$15.28	$15.21
Total Return	3.30%	(1.09)%	30.66%	5.63%	(2.92)%
Net Assets, End of Year (thousands)	$9,323,492	$8,844,517	$8,520,717	$6,423,160	$5,834,015
Ratio of Expenses to Average Net Assets (B)	0.54%	0.53%	0.54%	0.56%	0.55%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.54%	0.53%	0.54%	0.56%	0.55%
Ratio of Net Investment Income to Average
Net Assets	2.30%	2.15%	2.47%	2.58%	2.37%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, and the International Small Company Portfolio (the “Portfolio”) is included in this Report.

The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
Fund of Funds		Ownership
International Small Company Portfolio	The Continental Small Company Series	92%
	The Japanese Small Company Series	82%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	84%
	The Canadian Small Company Series	97%

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The International Small Company Portfolio’s investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund’s previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund’s investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund’s previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund’s investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the International Small Company Portfolio’s investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .40% of average daily net assets.

Prior to July 21, 2015, the International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

International Small Company Portfolio	0.40%

Effective July 21, 2015, International Small Company Portfolio’s investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

International Small Company Portfolio	0.40%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

Previously
Waived Fees/
		Recovery	Expenses
		of Previously	Assumed
	Expense	Waived Fees/	Subject to
	Limitation	Expenses	Future
Institutional Class Shares	Amount	Assumed	Recovery
International Small Company Portfolio (1)	0.45%	—	—

(1) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2015, the total liability for deferred compensation to Directors/Trustees was $227and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands).

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	162,737	(1,167)	(161,570)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2014	218,133	211,626	429,759
2015	235,604	250,320	485,924

At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	11,013	11,430	22,443

At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$94,660	205,951	—	665,626	966,237

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no utilized capital loss carryforwards to offset future realized capital gains for federal income tax purposes.

At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	8,517,618	665,871	—	665,871

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities’ prices and to gain exposure to the S&P 500 Index® in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of:
Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of:
Futures

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	The Period
International Small Company Portfolio	0.88%	7,600	14	3	23,012

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio’s available line of credit was utilized.

At October 31, 2015, there were no outstanding borrowings by International Small Company Portfolio under this line of credit.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2015

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/15	10/31/15	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,014.10	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$865.80	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,011.20	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/15	10/31/15	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$981.30	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$781.10	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	20.3%	9.2%	1.0%	12.1%	4.9%	28.7%	11.4%	11.7%		0.1%	0.6%	100%
The Asia Pacific Small
Company Series	28.7%	5.5%	2.8%	16.1%	7.6%	16.6%	5.3%	11.1%	—	3.3%	3.0%	100%
The United Kingdom Small
Company Series	28.0%	5.4%	4.1%	15.6%	2.9%	24.0%	8.5%	7.6%	—	2.1%	1.8%	100%
The Continental Small
Company Series	14.0%	6.1%	3.0%	17.6%	9.8%	27.0%	8.8%	9.4%	—	2.0%	2.3%	100%
The Canadian Small
Company Series	12.2%	4.6%	20.6%	9.2%	1.6%	14.9%	5.5%	23.3%		0.6%	7.5%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.7%)
Consumer Discretionary — (18.2%)
Adastria Co., Ltd.	194,640	$7,712,941	0.3%
Aoyama Trading Co., Ltd.	304,000	11,210,426	0.4%
Calsonic Kansei Corp.	1,015,000	7,713,723	0.3%
# Daiichikosho Co., Ltd.	189,100	7,927,437	0.3%
Fujitsu General, Ltd.	370,000	8,240,917	0.3%
Seria Co., Ltd.	92,900	7,688,954	0.3%
Zensho Holdings Co., Ltd.	604,300	8,840,544	0.3%
Other Securities		505,602,975	17.9%
Total Consumer Discretionary		564,937,917	20.1%

Consumer Staples — (9.3%)
Ain Pharmaciez, Inc.	124,600	9,664,841	0.4%
#* Itoham Yonekyu Holdings, Inc.	728,327	7,412,692	0.3%
Megmilk Snow Brand Co., Ltd.	258,500	9,018,773	0.3%
Morinaga Milk Industry Co., Ltd.	1,134,000	7,933,834	0.3%
Nippon Suisan Kaisha, Ltd.	1,480,200	7,601,664	0.3%
Sapporo Holdings, Ltd.	396,200	11,448,891	0.4%
Takara Holdings, Inc.	980,300	9,011,245	0.3%
UNY Group Holdings Co., Ltd.	1,468,300	12,353,719	0.4%
Other Securities		214,629,746	7.6%
Total Consumer Staples		289,075,405	10.3%

Energy — (0.9%)
Other Securities		27,282,737	1.0%

Financials — (10.0%)
Leopalace21 Corp.	1,960,700	13,772,089	0.5%
Relo Holdings, Inc.	48,000	8,495,642	0.3%
Other Securities		288,146,061	10.2%
Total Financials		310,413,792	11.0%

Health Care — (4.2%)
# Nipro Corp.	702,100	8,722,607	0.3%
Rohto Pharmaceutical Co., Ltd.	546,700	8,331,787	0.3%
Ship Healthcare Holdings, Inc.	279,700	8,705,345	0.3%
# Toho Holdings Co., Ltd.	321,000	7,735,189	0.3%
Tsumura & Co.	348,700	9,458,027	0.3%
Other Securities		88,878,738	3.2%
Total Health Care		131,831,693	4.7%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (24.6%)
Aica Kogyo Co., Ltd.	314,300	$7,182,795	0.3%
Daifuku Co., Ltd.	579,400	10,376,936	0.4%
Fujikura, Ltd.	1,935,000	8,937,254	0.3%
Furukawa Electric Co., Ltd.	4,628,000	10,723,047	0.4%
Glory, Ltd.	268,900	7,316,648	0.3%
Japan Steel Works, Ltd. (The)	1,992,000	9,105,136	0.3%
# Kawasaki Kisen Kaisha, Ltd.	3,035,000	7,153,895	0.3%
Kokuyo Co., Ltd.	525,125	7,480,460	0.3%
Nishimatsu Construction Co., Ltd.	1,794,000	8,363,400	0.3%
Nisshinbo Holdings, Inc.	870,500	7,887,014	0.3%
# OSG Corp.	452,700	7,541,218	0.3%
# Penta-Ocean Construction Co., Ltd.	1,719,600	9,092,767	0.3%
Pilot Corp.	188,800	8,136,961	0.3%
Sankyu, Inc.	1,540,000	8,266,361	0.3%
Sanwa Holdings Corp.	1,232,600	11,204,369	0.4%
Other Securities		637,091,090	22.5%
Total Industrials		765,859,351	27.3%

Information Technology — (11.1%)
# Horiba, Ltd.	212,650	9,356,343	0.3%
IT Holdings Corp.	505,101	11,632,937	0.4%
Ulvac, Inc.	252,600	7,753,455	0.3%
Other Securities		318,011,292	11.3%
Total Information Technology		346,754,027	12.3%

Materials — (10.6%)
Denka Co., Ltd.	1,933,000	7,817,188	0.3%
# Dowa Holdings Co., Ltd.	1,455,000	7,499,556	0.3%
FP Corp.	148,000	7,163,567	0.3%
# Nisshin Steel Co., Ltd.	582,592	7,469,763	0.3%
NOF Corp.	870,000	7,220,958	0.3%
Rengo Co., Ltd.	1,261,000	8,156,135	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,493,000	10,697,543	0.4%
Toyobo Co., Ltd.	5,688,000	10,783,425	0.4%
Ube Industries, Ltd.	6,304,000	10,433,415	0.4%
Other Securities		252,461,660	8.7%
Total Materials		329,703,210	11.7%

Telecommunication Services — (0.1%)
Other Securities		1,728,718	0.1%

Utilities — (0.7%)
# Hokkaido Electric Power Co., Inc.	1,056,800	8,584,559	0.3%
Other Securities		13,844,891	0.5%
Total Utilities		22,429,450	0.8%
TOTAL COMMON STOCKS		2,790,016,300	99.3%
TOTAL INVESTMENT SECURITIES		2,790,016,300

The Japanese Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (10.3%)
§@ DFA Short Term Investment Fund	27,728,975	$320,824,240	11.4%
TOTAL INVESTMENTS — (100.0%) (Cost $2,914,167,959)^		$3,110,840,540	110.7%
____________________

^	The cost for federal income tax purposes is $2,940,516,567.

Summary of the Series’ investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$564,937,917	—	$564,937,917
Consumer Staples	$7,412,692	281,662,713	—	289,075,405
Energy	—	27,282,737	—	27,282,737
Financials	—	310,413,792	—	310,413,792
Health Care	—	131,831,693	—	131,831,693
Industrials	—	765,859,351	—	765,859,351
Information Technology	—	346,754,027	—	346,754,027
Materials	—	329,703,210	—	329,703,210
Telecommunication Services	—	1,728,718	—	1,728,718
Utilities	—	22,429,450	—	22,429,450
Securities Lending Collateral	—	320,824,240	—	320,824,240
TOTAL	$7,412,692	$3,103,427,848	—	$3,110,840,540

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.7%)
AUSTRALIA — (43.6%)
	Adelaide Brighton, Ltd.	3,668,074	$15,380,922	1.1%
#	Alumina, Ltd.	8,772,038	8,622,641	0.6%
	Ansell, Ltd.	551,617	7,549,449	0.5%
#	Blackmores, Ltd.	81,784	8,072,122	0.6%
	BlueScope Steel, Ltd.	2,354,984	11,378,329	0.8%
	Boral, Ltd.	2,174,013	10,206,611	0.7%
#	carsales.com, Ltd.	1,702,940	15,777,357	1.1%
	CSR, Ltd.	3,350,138	9,210,042	0.6%
#	Domino’s Pizza Enterprises, Ltd.	286,872	14,761,708	1.0%
	Downer EDI, Ltd.	2,910,872	8,359,509	0.6%
#	DuluxGroup, Ltd.	3,101,823	14,763,176	1.0%
	Evolution Mining, Ltd.	4,354,499	7,609,869	0.5%
	Fairfax Media, Ltd.	14,257,034	9,980,005	0.7%
	GrainCorp, Ltd. Class A	1,251,687	8,112,150	0.6%
	Healthscope, Ltd.	3,424,918	7,370,186	0.5%
#	InvoCare, Ltd.	901,024	8,905,264	0.6%
#	IOOF Holdings, Ltd.	1,900,338	11,227,122	0.8%
#	IRESS, Ltd.	1,073,207	8,809,893	0.6%
#	JB Hi-Fi, Ltd.	836,109	15,152,036	1.0%
	Magellan Financial Group, Ltd.	466,192	7,858,397	0.5%
#*	Mayne Pharma Group, Ltd.	5,952,079	8,542,724	0.6%
#	Mineral Resources, Ltd.	1,168,088	7,354,206	0.5%
	nib holdings, Ltd.	2,713,689	8,592,005	0.6%
#	Northern Star Resources, Ltd.	4,806,957	17,795,720	1.2%
	Orora, Ltd.	3,584,661	7,442,815	0.5%
	OZ Minerals, Ltd.	2,198,276	9,433,747	0.7%
#	Perpetual, Ltd.	356,426	11,075,499	0.8%
#	Primary Health Care, Ltd.	3,292,878	9,807,702	0.7%
#	Sims Metal Management, Ltd.	1,382,214	8,196,209	0.6%
	Sirtex Medical, Ltd.	412,322	7,939,201	0.5%
	Spark Infrastructure Group	11,913,246	21,828,500	1.5%
	Star Entertainment Grp, Ltd. (The)	4,207,608	17,144,847	1.2%
#	Super Retail Group, Ltd.	1,280,749	8,474,182	0.6%
	Tabcorp Holdings, Ltd.	3,586,818	12,355,754	0.9%
	Treasury Wine Estates, Ltd.	1,123,467	7,806,824	0.5%
#	Vocus Communications, Ltd.	3,781,701	24,029,746	1.7%
	Other Securities		350,237,581	23.7%
TOTAL AUSTRALIA			747,164,050	51.2%

CHINA — (0.1%)
	Other Securities		1,087,916	0.1%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (21.4%)
Dah Sing Financial Holdings, Ltd.	1,359,344	$8,400,708	0.6%
#* Esprit Holdings, Ltd.	14,162,350	10,574,725	0.7%
Hopewell Holdings, Ltd.	3,008,500	9,565,889	0.7%
Man Wah Holdings, Ltd.	6,290,000	9,058,708	0.6%
Vitasoy International Holdings, Ltd.	4,819,000	8,766,569	0.6%
Xinyi Glass Holdings, Ltd.	17,442,000	12,901,722	0.9%
Other Securities		308,138,046	21.0%
TOTAL HONG KONG		367,406,367	25.1%

NEW ZEALAND — (9.4%)
Contact Energy, Ltd.	2,259,220	8,387,340	0.6%
Fisher & Paykel Healthcare Corp., Ltd.	4,031,860	28,967,672	2.0%
# Infratil, Ltd.	3,268,694	7,461,727	0.5%
# Ryman Healthcare, Ltd.	2,347,422	15,668,254	1.1%
# SKYCITY Entertainment Group, Ltd.	5,039,829	16,496,948	1.1%
Other Securities		84,237,349	5.7%
TOTAL NEW ZEALAND		161,219,290	11.0%

SINGAPORE — (10.2%)
SATS, Ltd.	2,628,500	8,036,357	0.6%
# Singapore Post, Ltd.	8,412,400	9,218,276	0.6%
Venture Corp., Ltd.	1,921,100	11,820,263	0.8%
Other Securities		145,858,923	10.0%
TOTAL SINGAPORE		174,933,819	12.0%
TOTAL COMMON STOCKS		1,451,811,442	99.4%

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
Other Securities		17,557	0.0%
HONG KONG — (0.1%)
Other Securities		2,440,948	0.2%
SINGAPORE — (0.0%)
Other Securities		103,175	0.0%
TOTAL RIGHTS/WARRANTS		2,561,680	0.2%
TOTAL INVESTMENT SECURITIES		1,454,373,122

		Value†
SECURITIES LENDING COLLATERAL — (15.2%)
§@ DFA Short Term Investment Fund	22,527,592	260,644,237	17.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,810,819,870)^		$1,715,017,359	117.5%
____________________

^	The cost for federal income tax purposes is $1,839,696,006.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,050,747	$745,113,303	—	$747,164,050
China	—	1,087,916	—	1,087,916
Hong Kong	2,081,677	365,324,690	—	367,406,367
New Zealand	514,953	160,704,337	—	161,219,290
Singapore	1,409,627	173,524,192	—	174,933,819
Rights/Warrants
Australia	—	17,557	—	17,557
Hong Kong	—	2,440,948	—	2,440,948
Singapore	—	103,175	—	103,175
Securities Lending Collateral	—	260,644,237	—	260,644,237
TOTAL	$6,057,004	$1,708,960,355	—	$1,715,017,359

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.5%)
Consumer Discretionary — (21.4%)
Bellway P.L.C.	634,613	$16,098,578	1.0%
Daily Mail & General Trust P.L.C.	1,271,481	10,150,148	0.6%
Domino’s Pizza Group P.L.C.	2,536,833	11,270,875	0.7%
Greene King P.L.C.	1,786,209	18,601,344	1.1%
Inchcape P.L.C.	2,190,976	18,422,441	1.1%
Informa P.L.C.	2,774,252	27,052,663	1.6%
UBM P.L.C.	1,880,196	16,125,112	1.0%
WH Smith P.L.C.	680,498	14,296,238	0.9%
William Hill P.L.C.	4,105,574	14,141,831	0.8%
Other Securities		216,386,504	12.9%
Total Consumer Discretionary		362,545,734	21.7%

Consumer Staples — (5.5%)
Booker Group P.L.C.	7,505,064	17,380,110	1.0%
Tate & Lyle P.L.C.	2,291,490	20,488,106	1.2%
Other Securities		55,227,867	3.4%
Total Consumer Staples		93,096,083	5.6%

Energy — (5.0%)
Amec Foster Wheeler P.L.C.	1,933,881	12,715,458	0.8%
John Wood Group P.L.C.	1,820,460	16,757,587	1.0%
Petrofac, Ltd.	1,141,776	11,868,300	0.7%
* Tullow Oil P.L.C.	4,478,075	15,793,600	0.9%
Other Securities		27,238,215	1.7%
Total Energy		84,373,160	5.1%

Financials — (15.5%)
Beazley P.L.C.	2,740,810	13,325,089	0.8%
Close Brothers Group P.L.C.	722,784	10,956,137	0.7%
Henderson Group P.L.C.	5,474,341	15,563,291	0.9%
Hiscox, Ltd.	1,480,745	20,445,262	1.2%
ICAP P.L.C.	2,606,844	14,667,927	0.9%
IG Group Holdings P.L.C.	1,792,534	19,410,035	1.2%
Man Group P.L.C.	7,936,721	12,331,177	0.7%
Phoenix Group Holdings	1,073,440	11,529,514	0.7%
UNITE Group P.L.C. (The)	1,311,273	10,847,494	0.7%
Other Securities		132,812,208	7.9%
Total Financials		261,888,134	15.7%

Health Care — (3.6%)
#* BTG P.L.C.	1,723,200	16,643,158	1.0%
Other Securities		44,076,362	2.6%
Total Health Care		60,719,520	3.6%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (26.2%)
Aggreko P.L.C.	1,164,612	$19,918,371	1.2%
* Balfour Beatty P.L.C.	3,549,781	10,203,261	0.6%
BBA Aviation P.L.C.	5,623,297	16,639,801	1.0%
Berendsen P.L.C.	823,219	13,375,011	0.8%
Cobham P.L.C.	7,914,798	16,675,135	1.0%
DCC P.L.C.	129,615	11,406,065	0.7%
HomeServe P.L.C.	1,369,369	9,633,433	0.6%
Howden Joinery Group P.L.C.	3,165,528	16,258,351	1.0%
IMI P.L.C.	1,210,740	15,690,331	0.9%
Meggitt P.L.C.	2,785,877	15,142,448	0.9%
Regus P.L.C.	3,349,423	12,951,024	0.8%
Rentokil Initial P.L.C.	8,861,710	22,884,554	1.4%
Rotork P.L.C.	3,667,958	10,618,847	0.6%
Spirax-Sarco Engineering P.L.C.	355,118	17,782,339	1.1%
Weir Group P.L.C. (The)	1,015,495	19,612,706	1.2%
Other Securities		214,635,947	12.7%
Total Industrials		443,427,624	26.5%

Information Technology — (9.9%)
Halma P.L.C.	1,951,180	26,538,005	1.6%
Micro Focus International P.L.C.	637,349	13,750,193	0.8%
Playtech P.L.C.	1,032,346	10,982,557	0.7%
Rightmove P.L.C.	477,301	23,311,806	1.4%
Spectris P.L.C.	573,376	13,956,923	0.8%
Other Securities		79,101,512	4.7%
Total Information Technology		167,640,996	10.0%

Materials — (7.6%)
Centamin P.L.C.	5,929,854	10,446,401	0.6%
Croda International P.L.C.	309,750	13,002,814	0.8%
DS Smith P.L.C.	4,938,232	25,548,971	1.5%
RPC Group P.L.C.	1,506,799	15,770,866	0.9%
Other Securities		64,049,676	3.9%
Total Materials		128,818,728	7.7%

Telecommunication Services — (0.7%)
Other Securities		12,049,391	0.7%

Utilities — (2.1%)
Pennon Group P.L.C.	1,827,408	23,111,741	1.4%
Other Securities		13,275,742	0.8%
Total Utilities		36,387,483	2.2%
TOTAL COMMON STOCKS		1,650,946,853	98.8%
TOTAL INVESTMENT SECURITIES		1,650,946,853

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
§@ DFA Short Term Investment Fund	3,622,122	41,907,955	2.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,435,942)^		$1,692,854,808	101.3%
____________________

^	The cost for federal income tax purposes is $1,636,198,219.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,364,968	$350,180,766	—	$362,545,734
Consumer Staples	—	93,096,083	—	93,096,083
Energy	—	84,373,160	—	84,373,160
Financials	—	261,888,134	—	261,888,134
Health Care	—	60,719,520	—	60,719,520
Industrials	—	443,427,624	—	443,427,624
Information Technology	7,506	167,633,490	—	167,640,996
Materials	—	128,818,728	—	128,818,728
Telecommunication Services	—	12,049,391	—	12,049,391
Utilities	—	36,387,483	—	36,387,483
Securities Lending Collateral	—	41,907,955	—	41,907,955
TOTAL	$12,372,474	$1,680,482,334	—	$1,692,854,808

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.6%)
AUSTRIA — (2.8%)
Other Securities		$121,418,364	3.1%

BELGIUM — (4.2%)
Ackermans & van Haaren NV	134,383	16,488,295	0.4%
Umicore SA	434,045	22,420,251	0.6%
Other Securities		142,334,394	3.6%
TOTAL BELGIUM		181,242,940	4.6%

DENMARK — (4.8%)
* Genmab A.S.	217,338	39,630,977	1.0%
GN Store Nord A.S.	826,732	14,934,354	0.4%
TDC A.S.	3,087,184	15,128,650	0.4%
Other Securities		140,555,376	3.5%
TOTAL DENMARK		210,249,357	5.3%

FINLAND — (6.1%)
Amer Sports Oyj	641,324	17,594,890	0.5%
Elisa Oyj	734,075	28,205,475	0.7%
Huhtamaki Oyj	467,536	19,402,655	0.5%
Kesko Oyj Class B	345,206	14,659,702	0.4%
Nokian Renkaat Oyj	623,433	22,345,008	0.6%
Orion Oyj Class B	429,304	16,669,775	0.4%
Other Securities		145,646,300	3.6%
TOTAL FINLAND		264,523,805	6.7%

FRANCE — (11.8%)
Arkema SA	313,836	23,993,597	0.6%
Edenred	946,779	19,386,338	0.5%
Eurofins Scientific	47,119	17,456,290	0.4%
Orpea	172,238	14,122,945	0.4%
Rexel SA	1,466,503	18,437,446	0.5%
Rubis SCA	195,671	14,958,105	0.4%
SEB SA	120,657	14,548,350	0.4%
Teleperformance	348,982	29,726,996	0.8%
* UBISOFT Entertainment	521,852	19,011,549	0.5%
Other Securities		341,551,230	8.5%
TOTAL FRANCE		513,192,846	13.0%

GERMANY — (15.1%)
DMG Mori AG	308,295	14,539,216	0.4%
Freenet AG	652,809	16,812,127	0.4%
Gerresheimer AG	201,267	15,503,883	0.4%
K+S AG	872,883	17,869,839	0.5%
KUKA AG	137,716	16,334,648	0.4%
Lanxess AG	484,758	21,267,727	0.5%
LEG Immobilien AG	306,750	28,702,093	0.7%
MTU Aero Engines AG	249,839	23,341,933	0.6%
Osram Licht AG	343,036	17,823,058	0.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (Continued)
* QIAGEN NV	780,158	$17,001,411	0.4%
Stada Arzneimittel AG	306,492	15,884,603	0.4%
Other Securities		449,089,771	11.4%
TOTAL GERMANY		654,170,309	16.6%

GREECE — (0.0%)
Other Securities		749	0.0%

IRELAND — (1.5%)
Paddy Power Betfair P.L.C.	133,419	14,021,823	0.4%
Other Securities		51,390,098	1.3%
TOTAL IRELAND		65,411,921	1.7%

ISRAEL — (1.7%)
Other Securities		74,275,288	1.9%

ITALY — (8.3%)
Davide Campari-Milano SpA	1,476,589	14,616,147	0.4%
Mediaset SpA	4,200,138	14,688,089	0.4%
Prysmian SpA	1,014,256	22,262,051	0.6%
Recordati SpA	474,431	14,270,620	0.4%
Other Securities		296,643,365	7.4%
TOTAL ITALY		362,480,272	9.2%

NETHERLANDS — (4.2%)
Aalberts Industries NV	600,156	17,991,619	0.5%
Gemalto NV	304,031	18,419,395	0.5%
Other Securities		147,861,343	3.7%
TOTAL NETHERLANDS		184,272,357	4.7%

NORWAY — (2.3%)
Other Securities		98,076,252	2.5%

PORTUGAL — (1.0%)
Other Securities		43,834,884	1.1%

SPAIN — (5.1%)
Distribuidora Internacional de Alimentacion SA	2,751,591	16,060,728	0.4%
Gamesa Corp. Tecnologica SA	1,266,922	25,242,176	0.7%
Other Securities		181,511,625	4.5%
TOTAL SPAIN		222,814,529	5.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWEDEN — (8.3%)
Castellum AB	1,128,253	$16,041,421	0.4%
Other Securities		345,259,700	8.8%
TOTAL SWEDEN		361,301,121	9.2%

SWITZERLAND — (12.4%)
Baloise Holding AG	203,881	22,708,326	0.6%
Clariant AG	858,598	14,509,758	0.4%
Flughafen Zuerich AG	110,390	19,535,828	0.5%
Georg Fischer AG	22,511	17,995,484	0.5%
Helvetia Holding AG	36,269	18,868,888	0.5%
PSP Swiss Property AG	201,709	19,571,056	0.5%
Straumann Holding AG	55,594	21,932,298	0.6%
Swiss Prime Site AG	241,603	21,872,005	0.6%
Temenos Group AG	318,043	15,874,064	0.4%
Other Securities		365,844,765	9.0%
TOTAL SWITZERLAND		538,712,472	13.6%
TOTAL COMMON STOCKS		3,895,977,466	98.8%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		31,784,968	0.8%
TOTAL PREFERRED STOCKS		31,784,968	0.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

BELGIUM — (0.0%)
Other Securities		122,710	0.0%

BERMUDA — (0.0%)
Other Securities		382,252	0.0%

GERMANY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		418,181	0.0%
TOTAL RIGHTS/WARRANTS		923,143	0.0%
TOTAL INVESTMENT SECURITIES		3,928,685,577

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	36,161,447	418,387,942	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,932,532,537)^		$4,347,073,519	110.2%
____________________

^	The cost for federal income tax purposes is $3,938,017,113.

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$121,418,364	—	$121,418,364
Belgium	—	181,242,940	—	181,242,940
Denmark	$639,631	209,609,726	—	210,249,357
Finland	250,774	264,273,031	—	264,523,805
France	—	513,192,846	—	513,192,846
Germany	—	654,170,309	—	654,170,309
Greece	—	749	—	749
Ireland	—	65,411,921	—	65,411,921
Israel	—	74,275,288	—	74,275,288
Italy	—	362,480,272	—	362,480,272
Netherlands	—	184,272,357	—	184,272,357
Norway	473,568	97,602,684	—	98,076,252
Portugal	—	43,834,884	—	43,834,884
Spain	—	222,814,529	—	222,814,529
Sweden	5,580,288	355,720,833	—	361,301,121
Switzerland	—	538,712,472	—	538,712,472
Preferred Stocks
Germany	—	31,784,968	—	31,784,968
Rights/Warrants
Austria	—	—	—	—
Belgium	—	122,710	—	122,710
Bermuda	—	382,252	—	382,252
Germany	—	—	—	—
Spain	—	418,181	—	418,181
Securities Lending Collateral	—	418,387,942	—	418,387,942
TOTAL	$6,944,261	$4,340,129,258	—	$4,347,073,519

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (7.2%)
Cineplex, Inc.	290,974	$11,616,888	1.3%
Corus Entertainment, Inc. Class B	740,938	7,639,068	0.9%
EnerCare, Inc.	454,200	6,011,703	0.7%
* IMAX Corp.	259,917	7,662,353	0.9%
Other Securities		45,896,557	5.1%
Total Consumer Discretionary		78,826,569	8.9%

Consumer Staples — (3.3%)
Cott Corp.	509,721	7,125,323	0.8%
North West Co., Inc. (The)	255,510	5,826,328	0.7%
Other Securities		23,712,250	2.6%
Total Consumer Staples		36,663,901	4.1%

Energy — (18.7%)
* Advantage Oil & Gas, Ltd.	1,100,531	6,150,264	0.7%
Baytex Energy Corp.	1,304,806	7,574,631	0.9%
Enbridge Income Fund Holdings, Inc.	251,755	6,247,351	0.7%
Gibson Energy, Inc.	596,274	6,918,338	0.8%
Mullen Group, Ltd.	536,825	5,858,766	0.7%
* Parex Resources, Inc.	685,704	6,639,697	0.8%
Parkland Fuel Corp.	431,177	7,505,841	0.8%
Precision Drilling Corp.	1,736,481	9,206,931	1.0%
* Raging River Exploration, Inc.	978,287	7,784,195	0.9%
ShawCor, Ltd.	307,124	7,614,212	0.9%
Veresen, Inc.	1,510,652	12,803,622	1.4%
Whitecap Resources, Inc.	1,356,441	10,373,186	1.2%
Other Securities		110,140,902	12.3%
Total Energy		204,817,936	23.1%

Financials — (6.7%)
Canadian Western Bank	436,532	8,328,893	1.0%
FirstService Corp.	150,648	6,890,197	0.8%
Home Capital Group, Inc.	313,063	7,759,029	0.9%
Laurentian Bank of Canada	191,320	7,143,680	0.8%
TMX Group, Ltd.	137,389	5,715,901	0.7%
Other Securities		37,496,723	4.1%
Total Financials		73,334,423	8.3%

Health Care — (1.4%)
Other Securities		14,852,714	1.7%

Industrials — (9.7%)
MacDonald Dettwiler & Associates, Ltd.	144,607	9,432,278	1.1%
New Flyer Industries, Inc.	254,471	7,923,966	0.9%
Russel Metals, Inc.	350,655	6,209,982	0.7%
Stantec, Inc.	318,029	7,712,256	0.9%
Toromont Industries, Ltd.	376,225	10,961,035	1.2%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (continued)
TransForce, Inc.	432,009	$8,021,902	0.9%
Other Securities		56,399,130	6.3%
Total Industrials		106,660,549	12.0%

Information Technology — (3.3%)
Other Securities		36,555,895	4.1%

Materials — (24.2%)
Alamos Gold, Inc. Class A	1,545,462	13,290,054	1.5%
* B2Gold Corp.	5,268,073	13,211,468	1.5%
Centerra Gold, Inc.	999,634	5,957,802	0.7%
* Detour Gold Corp.	291,290	7,287,041	0.8%
* First Majestic Silver Corp.	652,877	8,868,761	1.0%
* Fortuna Silver Mines, Inc.	876,406	6,125,582	0.7%
HudBay Minerals, Inc.	1,398,004	6,676,485	0.8%
* IAMGOLD Corp.	2,443,241	10,117,527	1.1%
* Lundin Mining Corp.	2,286,664	7,716,905	0.9%
* New Gold, Inc.	2,511,973	10,985,446	1.2%
OceanaGold Corp.	2,894,465	11,045,097	1.2%
Pan American Silver Corp.	990,673	16,317,599	1.8%
* SEMAFO, Inc.	1,595,446	7,656,461	0.9%
* Silver Standard Resources, Inc.	760,590	9,872,746	1.1%
Stella-Jones, Inc.	187,800	6,993,350	0.8%
Other Securities		123,023,450	13.9%
Total Materials		265,145,774	29.9%

Real Estate Investment Trusts — (0.0%)
Other Securities		28,112	0.0%

Telecommunication Services — (0.5%)
Other Securities		5,333,720	0.6%

Utilities — (5.6%)
Algonquin Power & Utilities Corp.	1,054,815	9,707,613	1.1%
Capital Power Corp.	523,509	7,812,418	0.9%
Innergex Renewable Energy, Inc.	512,927	5,752,786	0.7%
Northland Power, Inc.	536,896	9,225,660	1.0%
Superior Plus Corp.	689,743	5,691,134	0.6%
TransAlta Corp.	1,310,680	6,817,423	0.8%
Other Securities		16,589,359	1.8%
Total Utilities		61,596,393	6.9%
TOTAL COMMON STOCKS		883,815,986	99.6%
TOTAL INVESTMENT SECURITIES		883,815,986

		Value†
SECURITIES LENDING COLLATERAL — (19.4%)
§@ DFA Short Term Investment Fund	18,345,620	212,258,828	23.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,325,503,394)^		$1,096,074,814	123.5%
____________________

^	The cost for federal income tax purposes is $1,327,984,846.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$78,826,569	—	—	$78,826,569
Consumer Staples	36,663,901	—	—	36,663,901
Energy	204,817,927	$9	—	204,817,936
Financials	73,334,423	—	—	73,334,423
Health Care	14,845,703	7,011	—	14,852,714
Industrials	106,660,549	—	—	106,660,549
Information Technology	36,555,895	—	—	36,555,895
Materials	265,145,213	561	—	265,145,774
Real Estate Investment Trusts	28,112	—	—	28,112
Telecommunication Services	5,333,720	—	—	5,333,720
Utilities	61,596,393	—	—	61,596,393
Securities Lending Collateral	—	212,258,828	—	212,258,828
TOTAL	$883,808,405	$212,266,409	—	$1,096,074,814

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (18.4%)
Aoyama Trading Co., Ltd.	307,000	$11,185,037	0.4%
Calsonic Kansei Corp.	1,015,000	8,089,220	0.3%
Nifco, Inc.	287,200	11,071,328	0.4%
Wacoal Holdings Corp.	675,000	8,470,224	0.3%
Other Securities		492,737,107	18.8%
Total Consumer Discretionary		531,552,916	20.2%

Consumer Staples — (8.4%)
Nichirei Corp.	1,501,000	9,763,287	0.4%
Sapporo Holdings, Ltd.	1,981,000	8,164,430	0.3%
Takara Holdings, Inc.	980,300	7,041,270	0.3%
# UNY Group Holdings Co., Ltd.	1,468,300	8,117,716	0.3%
Other Securities		209,088,023	7.9%
Total Consumer Staples		242,174,726	9.2%

Energy — (0.9%)
Other Securities		25,382,203	0.9%

Financials — (11.0%)
Daishi Bank, Ltd. (The)	2,003,000	9,051,406	0.3%
Hyakugo Bank, Ltd. (The)	1,491,609	7,630,038	0.3%
Juroku Bank, Ltd. (The)	2,002,000	8,930,735	0.3%
Keiyo Bank, Ltd. (The)	1,418,000	7,124,460	0.3%
#* Kyushu Financial Group, Inc.	2,191,820	16,855,962	0.6%
* Leopalace21 Corp.	1,960,700	10,446,456	0.4%
Musashino Bank, Ltd. (The)	198,700	7,559,611	0.3%
North Pacific Bank, Ltd.	2,025,300	7,763,381	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,617,921	0.3%
San-In Godo Bank, Ltd. (The)	957,000	8,843,998	0.3%
# Shiga Bank, Ltd. (The)	1,328,000	7,097,991	0.3%
Other Securities		218,221,945	8.3%
Total Financials		317,143,904	12.0%

Health Care — (4.4%)
Asahi Intecc Co., Ltd.	246,000	9,502,389	0.4%
Nichi-iko Pharmaceutical Co., Ltd.	264,250	7,334,079	0.3%
Nipro Corp.	702,100	7,870,821	0.3%
Rohto Pharmaceutical Co., Ltd.	499,200	8,236,034	0.3%
# Toho Holdings Co., Ltd.	321,000	7,116,998	0.3%
# Tsumura & Co.	348,700	8,402,296	0.3%
Other Securities		79,819,292	3.0%
Total Health Care		128,281,909	4.9%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.9%)
Daifuku Co., Ltd.	579,400	$8,575,019	0.3%
Fujikura, Ltd.	1,984,000	10,197,595	0.4%
Furukawa Electric Co., Ltd.	4,806,000	8,795,085	0.3%
Japan Steel Works, Ltd. (The)	1,992,000	7,413,614	0.3%
Maeda Road Construction Co., Ltd.	387,000	7,034,679	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,865,398	0.3%
Nihon M&A Center, Inc.	198,100	8,171,293	0.3%
Nishi-Nippon Railroad Co., Ltd.	1,852,000	9,576,171	0.4%
Nishimatsu Construction Co., Ltd.	1,803,000	7,157,647	0.3%
Nisshinbo Holdings, Inc.	903,000	12,263,296	0.5%
# OSG Corp.	444,300	8,357,354	0.3%
Penta-Ocean Construction Co., Ltd.	1,684,400	7,649,195	0.3%
Pilot Corp.	188,800	7,993,821	0.3%
Sankyu, Inc.	1,540,000	8,675,182	0.3%
Sanwa Holdings Corp.	1,232,600	9,970,181	0.4%
Other Securities		620,295,391	23.5%
Total Industrials		749,990,921	28.5%

Information Technology — (10.3%)
# Horiba, Ltd.	212,650	8,367,458	0.3%
IT Holdings Corp.	505,101	12,486,557	0.5%
Oki Electric Industry Co., Ltd.	4,751,000	8,018,926	0.3%
# Taiyo Yuden Co., Ltd.	642,700	9,049,909	0.4%
Other Securities		261,448,961	9.9%
Total Information Technology		299,371,811	11.4%

Materials — (10.6%)
ADEKA Corp.	523,000	7,685,910	0.3%
Denka Co., Ltd.	1,753,000	8,134,823	0.3%
Lintec Corp.	303,800	7,116,523	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,652,000	10,219,547	0.4%
Toyobo Co., Ltd.	5,776,000	8,466,741	0.3%
Ube Industries, Ltd.	5,257,000	11,038,445	0.4%
Other Securities		252,728,193	9.6%
Total Materials		305,390,182	11.6%

Telecommunication Services — (0.0%)
Other Securities		1,411,756	0.1%

Utilities — (0.5%)
Other Securities		15,060,469	0.6%

TOTAL COMMON STOCKS		2,615,760,797	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	23,923,381	276,793,521	10.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,682,924,757)		$2,892,554,318	109.9%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$531,552,916	—	$531,552,916
Consumer Staples	—	242,174,726	—	242,174,726
Energy	—	25,382,203	—	25,382,203
Financials	$16,855,962	300,287,942	—	317,143,904
Health Care	—	128,281,909	—	128,281,909
Industrials	160,255	749,830,666	—	749,990,921
Information Technology	—	299,371,811	—	299,371,811
Materials	—	305,390,182	—	305,390,182
Telecommunication Services	—	1,411,756	—	1,411,756
Utilities	—	15,060,469	—	15,060,469
Securities Lending Collateral	—	276,793,521	—	276,793,521
TOTAL	$17,016,217	$2,875,538,101	—	$2,892,554,318

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
AUSTRALIA — (40.8%)
	Adelaide Brighton, Ltd.	3,668,074	$10,895,362	0.9%
	Ansell, Ltd.	528,919	7,526,506	0.6%
	Aristocrat Leisure, Ltd.	2,730,539	18,024,062	1.5%
#	Blackmores, Ltd.	81,784	9,736,025	0.8%
	BlueScope Steel, Ltd.	2,315,186	7,296,478	0.6%
#	carsales.com, Ltd.	1,702,940	11,841,536	1.0%
	CSR, Ltd.	3,350,138	6,558,528	0.5%
	Domino’s Pizza Enterprises, Ltd.	286,872	9,487,341	0.8%
	Downer EDI, Ltd.	2,910,872	7,314,747	0.6%
	DuluxGroup, Ltd.	3,101,823	12,968,193	1.1%
	Echo Entertainment Group, Ltd.	4,207,608	15,207,176	1.2%
	Fairfax Media, Ltd.	14,257,034	9,535,328	0.8%
	GrainCorp, Ltd. Class A	1,251,687	8,024,096	0.7%
#	InvoCare, Ltd.	901,024	7,092,641	0.6%
#	IOOF Holdings, Ltd.	1,900,338	12,575,892	1.0%
#	IRESS, Ltd.	1,073,207	7,147,613	0.6%
#	JB Hi-Fi, Ltd.	836,109	10,638,353	0.9%
#	M2 Group, Ltd.	1,294,182	9,057,218	0.7%
	Magellan Financial Group, Ltd.	466,192	7,424,460	0.6%
#	nib holdings, Ltd.	2,713,689	6,957,146	0.6%
#	Northern Star Resources, Ltd.	4,806,957	9,379,703	0.8%
	Nufarm, Ltd.	1,141,199	6,760,389	0.6%
	OZ Minerals, Ltd.	2,198,276	6,746,035	0.6%
#	Perpetual, Ltd.	356,426	11,333,090	0.9%
#	Primary Health Care, Ltd.	3,292,878	8,651,241	0.7%
	Qantas Airways, Ltd.	3,453,909	9,728,779	0.8%
#	Sims Metal Management, Ltd.	1,382,214	9,617,546	0.8%
	Sirtex Medical, Ltd.	412,322	11,111,408	0.9%
#	Spark Infrastructure Group	10,385,907	15,315,541	1.3%
#	Super Retail Group, Ltd.	1,280,749	8,747,020	0.7%
	Tabcorp Holdings, Ltd.	3,586,818	11,987,416	1.0%
#	Vocus Communications, Ltd.	1,634,058	7,551,430	0.6%
	Other Securities		303,631,752	24.4%
TOTAL AUSTRALIA			615,870,051	50.2%

CHINA — (0.1%)
	Other Securities		1,340,267	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (23.1%)
# Cafe de Coral Holdings, Ltd.	1,938,000	$6,555,133	0.5%
# Dah Sing Banking Group, Ltd.	3,457,116	6,551,159	0.5%
Dah Sing Financial Holdings, Ltd.	1,184,544	6,646,674	0.6%
# Esprit Holdings, Ltd.	13,802,950	15,382,852	1.3%
Hopewell Holdings, Ltd.	2,920,000	10,536,375	0.9%
#* Kingston Financial Group, Ltd.	19,023,000	7,513,039	0.6%
# Luk Fook Holdings International, Ltd.	2,862,000	7,364,606	0.6%
Man Wah Holdings, Ltd.	5,694,800	6,505,575	0.5%
Pacific Textiles Holdings, Ltd.	4,820,000	6,868,128	0.6%
Vitasoy International Holdings, Ltd.	4,703,000	7,807,201	0.6%
Xinyi Glass Holdings, Ltd.	16,280,000	8,455,001	0.7%
Other Securities		257,861,931	20.9%
TOTAL HONG KONG		348,047,674	28.3%

NEW ZEALAND — (8.5%)
Air New Zealand, Ltd.	3,693,701	7,265,664	0.6%
# Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	22,103,908	1.8%
Infratil, Ltd.	3,201,309	6,723,662	0.6%
# Ryman Healthcare, Ltd.	2,338,582	12,477,577	1.0%
# SKY Network Television, Ltd.	2,080,268	6,386,562	0.5%
SKYCITY Entertainment Group, Ltd.	4,473,046	12,134,063	1.0%
Other Securities		60,983,395	4.9%
TOTAL NEW ZEALAND		128,074,831	10.4%

SINGAPORE — (8.8%)
Venture Corp., Ltd.	1,654,300	9,749,130	0.8%
Other Securities		123,013,455	10.0%
TOTAL SINGAPORE		132,762,585	10.8%
TOTAL COMMON STOCKS		1,226,095,408	99.8%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		2,373	0.0%

HONG KONG — (0.0%)
Other Securities		23,333	0.0%
TOTAL RIGHTS/WARRANTS		25,706	0.0%
TOTAL INVESTMENT SECURITIES		1,226,121,114

		Value†
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund	24,403,671	282,350,469	23.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,727,795,864)		$1,508,471,583	122.8%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,728,779	$606,141,272	—	$615,870,051
China	—	1,340,267	—	1,340,267
Hong Kong	315,879	347,731,795	—	348,047,674
New Zealand	—	128,074,831	—	128,074,831
Singapore	581,005	132,181,580	—	132,762,585
Rights/Warrants
Australia	—	2,373	—	2,373
Hong Kong	—	23,333	—	23,333
Securities Lending Collateral	—	282,350,469	—	282,350,469
TOTAL	$10,625,663	$1,497,845,920	—	$1,508,471,583

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.1%)
Consumer Discretionary — (27.2%)
Bellway P.L.C.	634,613	$25,348,219	1.2%
Berkeley Group Holdings P.L.C.	664,403	33,910,166	1.6%
Betfair Group P.L.C.	337,205	16,751,925	0.8%
Daily Mail & General Trust P.L.C.	1,406,012	16,198,309	0.8%
Domino’s Pizza Group P.L.C.	845,611	14,211,052	0.7%
Greene King P.L.C.	1,786,209	22,097,245	1.1%
Howden Joinery Group P.L.C.	3,331,582	23,761,899	1.1%
Inchcape P.L.C.	2,234,351	27,479,055	1.3%
Informa P.L.C.	3,309,192	28,940,061	1.4%
Rightmove P.L.C.	477,301	28,190,029	1.4%
Taylor Wimpey P.L.C.	8,920,064	27,173,690	1.3%
* Thomas Cook Group P.L.C.	7,258,705	13,727,552	0.7%
UBM P.L.C.	2,265,761	17,849,269	0.9%
WH Smith P.L.C.	680,498	17,851,799	0.9%
William Hill P.L.C.	4,450,569	21,715,526	1.0%
Other Securities		244,476,363	11.6%
Total Consumer Discretionary		579,682,159	27.8%

Consumer Staples — (5.2%)
Booker Group P.L.C.	7,899,680	22,625,829	1.1%
Britvic P.L.C.	1,223,553	13,153,355	0.6%
Tate & Lyle P.L.C.	2,291,490	21,033,777	1.0%
Other Securities		54,614,683	2.7%
Total Consumer Staples		111,427,644	5.4%

Energy — (3.9%)
Amec Foster Wheeler P.L.C.	1,933,881	21,160,938	1.0%
John Wood Group P.L.C.	1,939,124	17,801,885	0.9%
Petrofac, Ltd.	1,323,447	17,172,041	0.8%
Other Securities		28,333,340	1.4%
Total Energy		84,468,204	4.1%

Financials — (15.2%)
Amlin P.L.C.	2,732,771	27,729,450	1.3%
Beazley P.L.C.	2,583,691	14,442,058	0.7%
Close Brothers Group P.L.C.	775,985	17,484,739	0.8%
Henderson Group P.L.C.	5,673,481	25,007,836	1.2%
Hiscox, Ltd.	1,480,745	22,019,824	1.1%
ICAP P.L.C.	2,825,338	19,125,468	0.9%
IG Group Holdings P.L.C.	1,862,861	21,652,988	1.0%
Jupiter Fund Management P.L.C.	1,950,736	13,530,577	0.7%
Man Group P.L.C.	9,267,447	23,786,481	1.1%
Phoenix Group Holdings	1,072,614	14,104,792	0.7%
Other Securities		125,090,160	6.0%
Total Financials		323,974,373	15.5%

Health Care — (2.8%)
Other Securities		$59,295,843	2.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.3%)
* Balfour Beatty P.L.C.	3,705,993	$14,204,180	0.7%
BBA Aviation P.L.C.	5,822,256	17,104,109	0.8%
Berendsen P.L.C.	870,366	13,722,600	0.7%
Cobham P.L.C.	5,746,923	24,536,962	1.2%
DCC P.L.C.	392,281	31,446,253	1.5%
Hays P.L.C.	7,141,914	15,472,894	0.7%
Melrose Industries P.L.C.	5,163,700	21,125,329	1.0%
Regus P.L.C.	3,349,423	17,246,433	0.8%
Rentokil Initial P.L.C.	9,277,900	22,069,212	1.1%
Spirax-Sarco Engineering P.L.C.	372,620	17,467,332	0.8%
Other Securities		302,515,450	14.5%
Total Industrials		496,910,754	23.8%

Information Technology — (8.3%)
Halma P.L.C.	1,951,180	22,935,335	1.1%
Playtech P.L.C.	1,066,825	14,055,843	0.7%
Spectris P.L.C.	607,600	15,583,280	0.8%
Telecity Group P.L.C.	1,011,062	18,287,574	0.9%
Other Securities		106,426,042	5.0%
Total Information Technology		177,288,074	8.5%

Materials — (7.4%)
Croda International P.L.C.	447,752	19,972,880	1.0%
DS Smith P.L.C.	4,938,232	29,423,520	1.4%
Essentra P.L.C.	1,311,927	16,996,260	0.8%
Other Securities		91,750,794	4.4%
Total Materials		158,143,454	7.6%

Telecommunication Services — (2.1%)
Cable & Wireless Communications P.L.C.	17,713,479	20,055,908	0.9%
Other Securities		24,630,015	1.2%
Total Telecommunication Services		44,685,923	2.1%

Utilities — (1.7%)
Pennon Group P.L.C.	1,974,654	24,639,490	1.2%
Other Securities		12,190,545	0.6%
Total Utilities		36,830,035	1.8%
TOTAL COMMON STOCKS		2,072,706,463	99.5%

PREFERRED STOCKS — (0.0%)
Other Securities		25,210	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		125,696	0.0%
TOTAL INVESTMENT SECURITIES		2,072,857,369

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
§@ DFA Short Term Investment Fund	5,271,316	60,989,129	2.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,629,459,086)		$2,133,846,498	102.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$579,682,159	—	$579,682,159
Consumer Staples	—	111,427,644	—	111,427,644
Energy	—	84,468,204	—	84,468,204
Financials	—	323,974,373	—	323,974,373
Health Care	—	59,295,843	—	59,295,843
Industrials	—	496,910,754	—	496,910,754
Information Technology	—	177,288,074	—	177,288,074
Materials	—	158,143,454	—	158,143,454
Telecommunication Services	—	44,685,923	—	44,685,923
Utilities	—	36,830,035	—	36,830,035
Preferred Stocks	—	25,210	—	25,210
Rights/Warrants	—	125,696	—	125,696
Securities Lending Collateral	—	60,989,129	—	60,989,129
TOTAL	$—	$2,133,846,498	—	$2,133,846,498

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (2.5%)
Other Securities		$100,876,537	2.8%

BELGIUM — (4.1%)
Ackermans & van Haaren NV	134,383	20,449,775	0.6%
Umicore SA	434,045	18,428,703	0.5%
Other Securities		121,939,006	3.3%
TOTAL BELGIUM		160,817,484	4.4%

DENMARK — (4.6%)
* Genmab A.S.	217,338	21,447,065	0.6%
GN Store Nord A.S.	826,732	15,079,315	0.4%
Other Securities		143,585,420	3.9%
TOTAL DENMARK		180,111,800	4.9%

FINLAND — (6.5%)
Amer Sports Oyj	641,324	17,999,126	0.5%
Elisa Oyj	734,075	27,657,200	0.8%
Huhtamaki Oyj	467,536	16,494,354	0.5%
Nokian Renkaat Oyj	623,433	23,519,989	0.6%
Orion Oyj Class B	420,544	15,020,765	0.4%
Other Securities		156,297,508	4.2%
TOTAL FINLAND		256,988,942	7.0%

FRANCE — (11.6%)
Arkema SA	203,698	14,885,975	0.4%
Eiffage SA	229,296	14,285,485	0.4%
Eurofins Scientific SE	47,119	17,044,767	0.5%
Lagardere SCA	619,304	18,018,902	0.5%
Rexel SA	1,044,821	14,259,517	0.4%
Rubis SCA	195,671	15,682,855	0.4%
Teleperformance	348,982	27,388,433	0.8%
* UBISOFT Entertainment	521,852	15,635,374	0.4%
Other Securities		319,929,212	8.7%
TOTAL FRANCE		457,130,520	12.5%

GERMANY — (15.2%)
Aareal Bank AG	409,233	15,591,008	0.4%
Freenet AG	652,809	22,021,682	0.6%
Gerresheimer AG	201,267	15,693,760	0.4%
Lanxess AG	467,967	25,112,396	0.7%
LEG Immobilien AG	289,571	23,086,112	0.6%
MTU Aero Engines AG	247,538	22,899,395	0.6%
Osram Licht AG	342,154	20,106,408	0.6%
Rheinmetall AG	223,411	14,051,846	0.4%
Other Securities		443,685,211	12.2%
TOTAL GERMANY		602,247,818	16.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (0.0%)
Other Securities		$742	0.0%

IRELAND — (1.9%)
Glanbia P.L.C.	700,613	13,558,923	0.4%
Kingspan Group P.L.C.	580,389	14,039,062	0.4%
Paddy Power P.L.C.	157,699	18,373,777	0.5%
Smurfit Kappa Group P.L.C.	546,377	15,549,351	0.4%
Other Securities		14,138,142	0.4%
TOTAL IRELAND		75,659,255	2.1%

ISRAEL — (2.0%)
Other Securities		78,082,129	2.1%

ITALY — (9.5%)
Azimut Holding SpA	573,550	13,795,599	0.4%
Banca Popolare dell’Emilia Romagna SC	2,548,728	20,568,444	0.6%
Banca Popolare di Milano Scarl	22,383,595	21,002,866	0.6%
Mediaset SpA	3,022,390	15,340,452	0.4%
Prysmian SpA	991,595	21,413,784	0.6%
Other Securities		285,690,284	7.7%
TOTAL ITALY		377,811,429	10.3%

NETHERLANDS — (4.8%)
Aalberts Industries NV	558,677	18,112,490	0.5%
TNT Express NV	2,218,089	18,638,648	0.5%
Other Securities		151,518,075	4.2%
TOTAL NETHERLANDS		188,269,213	5.2%

NORWAY — (2.0%)
Other Securities		77,623,382	2.1%

PORTUGAL — (1.5%)
#* Banco Comercial Portugues SA Class R	315,057,219	18,059,890	0.5%
Other Securities		42,154,226	1.2%
TOTAL PORTUGAL		60,214,116	1.7%

SPAIN — (5.5%)
# Bolsas y Mercados Espanoles SHMSF SA	410,153	14,715,419	0.4%
Distribuidora Internacional de Alimentacion SA	2,594,077	16,481,708	0.5%
Gamesa Corp. Tecnologica SA	1,266,922	19,996,276	0.6%
Other Securities		166,329,841	4.5%
TOTAL SPAIN		217,523,244	6.0%

SWEDEN — (7.9%)
Intrum Justitia AB	385,511	13,831,068	0.4%
Other Securities		299,508,152	8.2%
TOTAL SWEDEN		313,339,220	8.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (12.0%)
Clariant AG	762,046	$14,012,763	0.4%
Flughafen Zuerich AG	22,078	16,710,360	0.5%
# Galenica AG	10,976	16,078,707	0.4%
GAM Holding AG	925,197	16,924,123	0.5%
Georg Fischer AG	22,511	13,830,804	0.4%
Helvetia Holding AG	35,945	18,800,020	0.5%
PSP Swiss Property AG	172,407	14,997,704	0.4%
Straumann Holding AG	55,594	15,730,952	0.4%
Temenos Group AG	318,043	14,857,171	0.4%
Other Securities		333,945,678	9.1%
TOTAL SWITZERLAND		475,888,282	13.0%

UNITED KINGDOM — (0.0%)
Other Securities		543,382	0.0%

UNITED STATES — (0.0%)
Other Securities		683,752	0.0%
TOTAL COMMON STOCKS		3,623,811,247	99.2%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		22,467,308	0.6%
TOTAL PREFERRED STOCKS		22,467,308	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		365,262	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		54,381	0.0%
TOTAL RIGHTS/WARRANTS		419,643	0.0%
TOTAL INVESTMENT SECURITIES		3,646,698,198

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	26,763,766	309,656,768	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,379,161,142)		$3,956,354,966	108.3%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$100,876,537	—	$100,876,537
Belgium	—	160,817,484	—	160,817,484
Denmark	—	180,111,800	—	180,111,800
Finland	—	256,988,942	—	256,988,942
France	$13,584	457,116,936	—	457,130,520
Germany	—	602,247,818	—	602,247,818
Greece	—	742	—	742
Ireland	—	75,659,255	—	75,659,255
Israel	—	78,082,129	—	78,082,129
Italy	—	377,811,429	—	377,811,429
Netherlands	—	188,269,213	—	188,269,213
Norway	—	77,623,382	—	77,623,382
Portugal	—	60,214,116	—	60,214,116
Spain	—	217,523,244	—	217,523,244
Sweden	—	313,339,220	—	313,339,220
Switzerland	—	475,888,282	—	475,888,282
United Kingdom	543,382	—	—	543,382
United States	683,736	16	—	683,752
Preferred Stocks
Germany	—	22,467,308	—	22,467,308
Rights/Warrants
Austria	—	—	—	—
France	—	365,262	—	365,262
Italy	—	—	—	—
Spain	—	54,381	—	54,381
Securities Lending Collateral	—	309,656,768	—	309,656,768
Futures Contracts**	(18,791)	—	—	(18,791)
TOTAL	$1,221,911	$3,955,114,264	—	$3,956,336,175
____________________

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (9.4%)
	Cineplex, Inc.	294,735	$11,357,981	1.8%
#	Corus Entertainment, Inc. Class B	468,941	4,472,082	0.7%
	Dorel Industries, Inc. Class B	169,797	4,317,643	0.7%
#	EnerCare, Inc.	438,600	5,121,919	0.8%
*	IMAX Corp.	259,917	9,978,214	1.6%
	RONA, Inc.	676,245	7,059,303	1.1%
	Uni-Select, Inc.	105,935	5,249,761	0.8%
	Other Securities		28,364,533	4.7%
Total Consumer Discretionary			75,921,436	12.2%

Consumer Staples — (3.6%)
	Cott Corp.	509,721	5,320,963	0.9%
	Maple Leaf Foods, Inc.	317,864	5,053,833	0.8%
	North West Co., Inc. (The)	242,310	5,373,960	0.9%
	Other Securities		12,998,040	2.0%
Total Consumer Staples			28,746,796	4.6%

Energy — (15.8%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,118,737	1.0%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,187,982	1.0%
#	Enerflex, Ltd.	436,563	4,213,387	0.7%
	Ensign Energy Services, Inc.	758,725	4,769,593	0.8%
#	Mullen Group, Ltd.	536,825	7,168,067	1.2%
*	Parex Resources, Inc.	586,904	4,407,615	0.7%
	#Parkland Fuel Corp.	414,677	7,214,669	1.2%
	Pason Systems, Inc.	356,252	5,241,885	0.8%
	Precision Drilling Corp.	1,736,481	6,905,553	1.1%
#	Secure Energy Services, Inc.	631,339	4,195,729	0.7%
	ShawCor, Ltd.	233,800	4,961,724	0.8%
	Other Securities		66,659,087	10.6%
Total Energy			128,044,028	20.6%

Financials — (7.1%)
#	Canadian Western Bank	436,532	8,389,453	1.3%
	Colliers International Group, Inc.	161,848	8,024,324	1.3%
	FirstService Corp.	150,648	5,299,639	0.9%
	Laurentian Bank of Canada	191,320	7,750,245	1.2%
	Other Securities		27,591,111	4.5%
Total Financials			57,054,772	9.2%

Health Care — (1.2%)
	Other Securities		10,141,928	1.6%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (11.4%)
	Aecon Group, Inc.	408,101	$4,715,820	0.8%
*	ATS Automation Tooling Systems, Inc.	522,530	5,502,629	0.9%
#	Russel Metals, Inc.	350,655	5,470,604	0.9%
	Stantec, Inc.	453,829	11,390,844	1.8%
	Toromont Industries, Ltd.	376,225	9,791,172	1.6%
	Transcontinental, Inc. Class A	359,276	5,536,411	0.9%
	TransForce, Inc.	432,009	8,451,201	1.4%
#	Westshore Terminals Investment Corp.	318,149	5,306,538	0.8%
	Other Securities		36,289,095	5.7%
Total Industrials			92,454,314	14.8%

Information Technology — (4.2%)
*	Descartes Systems Group, Inc. (The)	255,838	4,476,578	0.7%
	Enghouse Systems, Ltd.	97,257	4,435,175	0.7%
	Other Securities		24,978,842	4.0%
Total Information Technology			33,890,595	5.4%

Materials — (17.9%)
	Alamos Gold, Inc. Class A	1,545,462	5,944,994	1.0%
#*	B2Gold Corp.	5,268,073	5,680,623	0.9%
	Centerra Gold, Inc.	999,634	5,626,573	0.9%
	Dominion Diamond Corp.	487,201	5,152,944	0.8%
	HudBay Minerals, Inc.	1,398,004	7,259,443	1.2%
#*	IAMGOLD Corp.	2,443,241	4,409,643	0.7%
*	New Gold, Inc.	2,304,655	5,710,525	0.9%
#	Pan American Silver Corp.	990,673	7,515,659	1.2%
	Stella-Jones, Inc.	187,800	6,911,086	1.1%
	Other Securities		90,283,382	14.5%
Total Materials			144,494,872	23.2%

Telecommunication Services — (0.5%)
	Other Securities		3,980,520	0.6%

Utilities — (5.8%)
	Algonquin Power & Utilities Corp.	1,054,815	8,139,403	1.3%
	Capital Power Corp.	523,509	7,522,740	1.2%
#	Innergex Renewable Energy, Inc.	512,927	4,150,174	0.7%
#	Just Energy Group, Inc.	727,176	5,344,265	0.9%
#	Northland Power, Inc.	536,896	6,939,081	1.1%
#	Superior Plus Corp.	689,743	5,633,569	0.9%
	Other Securities		8,948,810	1.4%
Total Utilities			46,678,042	7.5%
TOTAL COMMON STOCKS			621,407,303	99.7%

			Value†
SECURITIES LENDING COLLATERAL — (23.1%)
§@	DFA Short Term Investment Fund	16,142,002	186,762,963	30.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,175,564,629)			$808,170,266	129.7%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,921,436	—	—	$75,921,436
Consumer Staples	28,746,796	—	—	28,746,796
Energy	128,044,019	$9	—	128,044,028
Financials	57,054,772	—	—	57,054,772
Health Care	10,135,001	6,927	—	10,141,928
Industrials	92,454,314	—	—	92,454,314
Information Technology	33,890,595	—	—	33,890,595
Materials	144,490,019	4,853	—	144,494,872
Telecommunication Services	3,980,520	—	—	3,980,520
Utilities	46,678,042	—	—	46,678,042
Securities Lending Collateral	—	186,762,963	—	186,762,963
TOTAL	$621,395,514	$186,774,752	—	$808,170,266

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $293,452,
$263,810, $38,949, $387,198 and $203,033 of
securities on loan, respectively)	$2,790,017	$1,454,373	$1,650,947	$3,928,686	$883,816
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	320,824	260,644	41,908	418,388	212,259
Foreign Currencies at Value	12,171	5,093	212	516	8,338
Cash	12,840	5,268	15,647	15,281	4,900
Receivables:
Investment Securities Sold	7,015	1,181	76	283	492
Dividends, Interest and Tax Reclaims	7,440	2,850	8,231	7,173	1,787
Securities Lending Income	411	396	107	1,239	329
Unrealized Gain on Foreign Currency Contracts	—	10	4	2	—
Prepaid Expenses and Other Assets	2	1	1	3	—
Total Assets	3,150,720	1,729,816	1,717,133	4,371,571	1,111,921
LIABILITIES:
Payables:
Upon Return of Securities Loaned	320,824	260,644	41,908	418,388	212,259
Investment Securities Purchased	19,932	9,243	3,688	7,101	12,147
Due to Advisor	226	117	148	332	68
Unrealized Loss on Foreign Currency Contracts	36	—	17	8	—
Accrued Expenses and Other Liabilities	222	132	110	254	43
Total Liabilities	341,240	270,136	45,871	426,083	224,517
NET ASSETS	$2,809,480	$1,459,680	$1,671,262	$3,945,488	$887,404
Investments at Cost	$2,593,344	$1,550,176	$1,579,528	$3,514,145	$1,113,245
Foreign Currencies at Cost	$12,232	$5,085	$224	$518	$8,268

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2015

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $257,168,
$277,326, $47,716, $291,731 and $179,848 of
securities on loan, respectively)	$2,615,760	$1,226,122	$2,072,857	$3,646,698	$621,407
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	276,794	282,350	60,989	309,657	186,763
Foreign Currencies at Value	74	1,272	4,555	7,024	276
Cash	1,047	2,067	184	4,436	1,019
Receivables:
Investment Securities Sold	2,158	211	2,554	10,288	—
Dividends, Interest and Tax Reclaims	14,430	1,517	5,617	2,413	635
Securities Lending Income	396	316	146	896	211
Unrealized Gain on Foreign Currency Contracts	—	3	—	22	2
Total Assets	2,910,659	1,513,858	2,146,902	3,981,434	810,313
LIABILITIES:
Payables:
Upon Return of Securities Loaned	276,794	282,350	60,989	309,657	186,763
Investment Securities Purchased	1,759	3,026	1,520	17,467	322
Due to Advisor	221	103	177	308	54
Futures Margin Variation	—	—	—	19	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	1	—
Accrued Expenses and Other Liabilities	195	105	103	239	42
Total Liabilities	278,971	285,584	62,789	327,691	187,181
NET ASSETS	$2,631,688	$1,228,274	$2,084,113	$3,653,743	$623,132
Investments at Cost	$2,406,131	$1,445,445	$1,568,470	$3,069,504	$988,802
Foreign Currencies at Cost	$74	$1,275	$4,536	$7,038	$276
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of
$4,631, $1,080, $0, $11,182 and $3,094,
respectively)	$41,882	$52,670	$72,683	$76,800	$18,127
Income from Securities Lending	4,601	3,945	1,244	10,424	2,627
Total Investment Income	46,483	56,615	73,927	87,224	20,754
Expenses
Investment Advisory Services Fees	2,561	1,317	2,081	3,391	730
Accounting & Transfer Agent Fees	133	77	110	181	38
Custodian Fees	422	267	91	549	55
Shareholders’ Reports	6	4	6	10	2
Directors’/Trustees’ Fees & Expenses	12	7	10	15	4
Professional Fees	48	26	38	136	14
Other	41	28	36	65	11
Total Expenses	3,223	1,726	2,372	4,347	854
Fees Paid Indirectly (Note C)	(4)	(2)	—	(10)	(2)
Net Expenses	3,219	1,724	2,372	4,337	852
Net Investment Income (Loss)	43,264	54,891	71,555	82,887	19,902
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	69,828	(15,143)	82,685	115,635	(9,138)
Futures	—	—	—	(4,875)	—
Foreign Currency Transactions	(1,869)	(913)	144	(1,002)	149
In-Kind Redemptions	27,130	18,027	42,293	58,734	8,042
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,013	(224,570)	(104)	55,052	(228,267)
Futures	—	—	—	(19)	—
Translation of Foreign Currency
Denominated Amounts	382	(13)	86	(57)	11
Net Realized and Unrealized Gain (Loss)	180,484	(222,612)	125,104	223,468	(229,203)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$223,748	$(167,721)	$196,659	$306,355	$(209,301)

See accompanying Notes to Financial Statements

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small		The Asia Pacific Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,264	$40,128	$54,891	$55,094
Net Realized Gain (Loss) on:
Investment Securities Sold*	69,828	97,004	(15,143)	882
Foreign Currency Transactions	(1,869)	(567)	(913)	(18)
In-Kind Redemptions	27,130	—	18,027	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,013	(82,784)	(224,570)	(101,865)
Translation of Foreign Currency
Denominated Amounts	382	(535)	(13)	(11)
Net Increase (Decrease) in Net Assets
Resulting from Operations	223,748	53,246	(167,721)	(45,918)
Transactions in Interest:
Contributions	102,092	296,221	119,899	315,024
Withdrawals	(199,561)	(125,682)	(177,690)	(80,818)
Net Increase (Decrease) from Transactions
in Interest	(97,469)	170,539	(57,791)	234,206
Total Increase (Decrease) in Net Assets	126,279	223,785	(225,512)	188,288
Net Assets
Beginning of Year	2,505,409	2,281,624	1,453,786	1,265,498
End of Year	$2,631,688	$2,505,409	$1,228,274	$1,453,786
____________________

*     Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,555	$62,544
Net Realized Gain (Loss) on:
Investment Securities Sold*	82,685	111,297
Foreign Currency Transactions	144	(238)
In-Kind Redemptions	42,293	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(104)	(148,584)
Translation of Foreign Currency Denominated Amounts	86	(41)
Net Increase (Decrease) in Net Assets Resulting from Operations	196,659	24,978
Transactions in Interest:
Contributions	12,907	17,172
Withdrawals	(121,351)	(34,539)
Net Increase (Decrease) from Transactions in Interest	(108,444)	(17,367)
Total Increase (Decrease) in Net Assets	88,215	7,611
Net Assets
Beginning of Year	1,995,898	1,988,287
End of Year	$2,084,113	$1,995,898
____________________

* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,887	$81,827	$19,902	$20,745
Net Realized Gain (Loss) on:
Investment Securities Sold	115,635	116,406	(9,138)	(2,865)
Futures	(4,875)	(1,000)	—	—
Foreign Currency Transactions	(1,002)	(321)	149	86
In-Kind Redemptions	58,734	—	8,042	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	55,052	(269,561)	(228,267)	(64,673)
Futures	(19)	—	—	—
Translation of Foreign Currency
Denominated Amounts	(57)	(151)	11	5
Net Increase (Decrease) in Net Assets
Resulting from Operations	306,355	(72,800)	(209,301)	(46,702)
Transactions in Interest:
Contributions	454,912	106,051	20,480	159,436
Withdrawals	(259,801)	(98,740)	(37,476)	(4,509)
Net Increase (Decrease) from Transactions
in Interest	195,111	7,311	(16,996)	154,927
Total Increase (Decrease) in Net Assets	501,466	(65,489)	(226,297)	108,225
Net Assets
Beginning of Year	3,152,277	3,217,766	849,429	741,204
End of Year	$3,653,743	$3,152,277	$623,132	$849,429

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Total Return	9.04%	2.46%	30.62%	0.54%	10.07%	(11.83)%	(3.46)%	10.97%	7.48%	(5.15)%
Net Assets, End of Year (thousands)	$2,631,688	$2,505,409	$2,281,624	$1,686,731	$1,502,815	$1,228,274	$1,453,786	$1,265,498	$1,003,860	$906,734
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.14%	0.15%	0.14%	0.13%	0.13%	0.15%	0.16%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.14%	0.15%	0.14%	0.13%	0.13%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.71%	1.87%	2.17%	2.07%	4.17%	3.96%	4.64%	4.26%	3.78%
Portfolio Turnover Rate	6%	9%	16%	7%	5%	7%	7%	9%	18%	17%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Total Return	9.95%	1.22%	37.42%	23.41%	0.20%	9.81%	(2.25)%	43.67%	2.29%	(10.75)%
Net Assets, End of Year (thousands)	$2,084,113	$1,995,898	$1,988,287	$1,464,838	$1,133,845	$3,653,743	$3,152,277	$3,217,766	$2,245,179	$2,001,763
Ratio of Expenses to Average
Net Assets	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.44%	2.98%	3.29%	3.37%	3.76%	2.44%	2.40%	2.67%	3.15%	2.72%
Portfolio Turnover Rate	10%	8%	17%	6%	7%	14%	13%	13%	9%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011
Total Return	(25.00)%	(3.83)%	5.71%	(2.51)%	0.27%
Net Assets, End of Year (thousands)	$623,132	$849,429	$741,204	$689,086	$736,262
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.14%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.42%	2.99%	2.29%	1.72%
Portfolio Turnover Rate	18%	5%	14%	22%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of five portfolios, which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports.

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

1. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series’ previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series’ investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$4
The Asia Pacific Small Company Series	2
The United Kingdom Small Company Series	—
The Continental Small Company Series	10
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$66
The Asia Pacific Small Company Series	35
The United Kingdom Small Company Series	45
The Continental Small Company Series	82
The Canadian Small Company Series	21

E. Purchases and Sales of Securities:

For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$198,581	$159,333
The Asia Pacific Small Company Series	102,735	88,864
The United Kingdom Small Company Series	276,034	206,995
The Continental Small Company Series	867,842	463,002
The Canadian Small Company Series	164,506	133,407

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
The Japanese Small Company Series	$2,709,273	$491,340	$(286,920)	$204,420
The Asia Pacific Small Company Series	1,756,672	212,258	(316,853)	(104,595)
The United Kingdom Small Company Series	1,644,221	677,996	(141,289)	536,707
The Continental Small Company Series	3,384,646	1,044,611	(434,069)	610,542
The Canadian Small Company Series	1,178,046	63,334	(279,097)	(215,763)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

		Expiration	Number of	Contract	Unrealized
	Description	Date	Contracts*	Value	Gain (Loss)
The Continental Small Company Series	S&P 500 Emini Index®	12/18/15	1,165	$120,793	$(19)

*During the year ended October 31, 2015, The Continental Small Company Series’ average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

The following is a summary of the location of derivatives on the Series’ Statements of Assets and Liabilities as of October 31, 2015:

Derivative Type	Location on the Statements of Assets and Liabilities Liability Derivatives
Equity contracts	Payables: Futures Margin Variation

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	October 31, 2015	Contracts
The Continental Small Company Series	$(19)	$(19)*

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Continental Small Company Series	$(4,875)	—	$(4,875)

	Change in Unrealized
	Appreciation (Depreciation) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Continental Small Company Series	$(19)	—	$(19)

*During the year ended October 31, 2015, the U.S. Large Cap Value Series’ average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

**As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.87%	$5,552	10	$1	$17,597
The Asia Pacific Small Company Series	0.86%	2,621	26	2	10,948
The United Kingdom Small Company Series	0.85%	4,186	11	1	23,419
The Continental Small Company Series	0.86%	247	7	—	630

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series’ available line of credit was utilized.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
The Canadian Small Company Series	11,242	211
The Continental Small Company Series	39,639	27,329
The Asia Pacific Small Company Series	10,200	48
The Japanese Small Company Series	4,576	365

J. Securities Lending:

As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

Market Value
The Japanese Small Company Series	$8,228
The Asia Pacific Small Company Series	17,196
The Canadian Small Company Series	3,527

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

In accordance with guidelines described in the Series’ registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

The Japanese Small Company Series	$27,130
The Asia Pacific Small Company Series	18,027
The United Kingdom Small Company Series	42,293
The Continental Small Company Series	58,734
The Canadian Small Company Series	8,042

M. Other:

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board’s Nominating Committee is composed of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board’s Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	DFAIDG-Since 1986 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Trustee, Harbor Fund (registered investment company) (29 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Consultant to Morningstar Inc. (since 2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	122 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005)

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance Emeritus, Graduate School of Business, Stanford University (since 1981). Chairman, Ruapay Inc. (since 2013). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	122 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009). Formerly, Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director/Trustee, President and Co-Chief Executive Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1946	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc. Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Formerly, Limited Partner, Oak Hill Partners (2001-2010). Limited Partner, VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).

Eduardo A. Repetto Director/Trustee, Co-Chief Executive Officer and Co-Chief Investment Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1967	DFAIDG-Since 2009 DIG-Since 2009 DFAITC-Since 2009 DEM-Since 2009	122 portfolios in 4 investment companies

Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007-June 2014) of the DFA Entities. Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd. Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the “Advisor”), Dimensional Fund Advisors Canada ULC.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Infrastructure Manager for Dimensional Fund Advisors LP (January 2011-January 2014); Partner at Stonehouse Consulting (2010).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008-January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012-January 2014) and Research Associate (2006-2011) for Dimensional Fund Advisors LP.
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008-January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010-January 2014) and Senior Associate (July 2008-December 2009) for Dimensional Fund Advisors LP.
Dennis M. Chamberlain 1972	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2015) for Dimensional Fund Advisors LP; Principal for Chamberlain Financial Group (October 2010-December 2011); Wealth Management Consultant for Saybrus Partners (May 2008-October 2010).

Ryan J. Chaplinski 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011-January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (2004-June 2011).
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph H. Chi 1966	Vice President	Since 2009

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012-January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006-2012).
Stephen A. Clark 1972	Vice President	Since 2004

Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.

Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011-March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010-March 2014); Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009-2010); Vice President at Credit Suisse (2007-2009).

Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003-March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002-January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Vice President, Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Formerly, Vice President and Global Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010-2014).

John Dashtara 1980	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (July 2013-January 2015) for Dimensional Fund Advisors LP; Relationship Manager for Blackrock, Inc. (July 2011-July 2013);Vice President for Towers Watson (formerly, WellsCanning) (June 2009-July 2011).

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2014) and Senior Associate (August 2010-December 2011) for Dimensional Fund Advisors LP; MBA and MPA at the University of Texas at Austin (August 2007-May 2010).

Mark J. Dennis 1976	Vice President	Since 2015

Vice President of all DFA Entities. Formerly, Regional Director (May 2011-January 2015) for Dimensional Fund Advisors LP; Vice President, Portfolio Specialist (January 2007-May 2011) for Morgan Stanley Investment Management.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Massimiliano DeSantis 1971	Vice President	Since 2015

Vice President of all DFA Entities. Formerly, Senior Associate, Research (November 2012-January 2015) for Dimensional Fund Advisors LP; Senior Consultant, NERA Economic Consulting, New York (May 2010-November 2012).

Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Research Associate (August 2008-March 2010) and Research Assistant (April 2006-August 2008) for Dimensional Fund Advisors LP.
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013). Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012-January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008-May 2012).

L. Todd Erskine 1959	Vice President	Since 2015	Vice President of all DFA Entities. Formerly, Regional Director (May 2008-January 2015) for Dimensional Fund Advisors LP.
Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013). Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008-March 2013).

Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall 1974	Vice President	Since 2008

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) of Dimensional Fund Advisors LP. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (September 2004-January 2012).

Edward A. Foley 1976	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011-January 2014); Senior Vice President of First Trust Advisors L.P. (2007-July 2011).
Deborah J.G. Foster 1959	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Associate (May 2011-January 2015) and Marketing Officer (April 2002-April 2011) for Dimensional Fund Advisors LP.
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Kimberly A. Ginsburg 1970	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (January 2012-November 2014); Senior Vice President for Morningstar (July 2004-July 2011).
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President and Senior Counsel for State Street Global Advisors (November 2008-January 2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Gregory K. Hinkle 1958	Vice President and Controller	Since 2015

Vice President and Controller of all the DFA Entities. Formerly, Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008-July 2015).

Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Mark A. Hunter 1971	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (November 2010-January 2015) for Dimensional Fund Advisors LP; Senior Compliance Manager for Janus Capital Group, Inc. (March 2004-November 2010).

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011-January 2014) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008-January 2012).
Scott P. Kaup 1975	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Manager, Investment Operations (January 2014-January 2015) and Investment Operations Manager (May 2008-January 2014) for Dimensional Fund Advisors LP.

David M. Kavanaugh 1978	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014). Formerly, Counsel of Dimensional Fund Advisors LP (August 2011-January 2014); Associate at Andrews Kurth LLP (2006-2011).

Patrick M. Keating 1954	Vice President	Since 2003

Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional Holdings Inc., Dimensional Fund Advisors LP. Formerly, Vice President of DFA Securities LLC, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Advisors Ltd (until February 2015); Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (until February 2015); Director of DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Advisors Ltd. (until February 2015); Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd. (until February 2015); and Director, Vice President and Chief Operating Officer of Dimensional Japan Ltd. (until May 2015).

Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004-January 2013).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kimberly L. Kiser 1972	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012-January 2014); Vice President and Global Creative Director at Morgan Stanley (2007-2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004-2012).

Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data (January 2012-December 2012) and Systems Developer (June 2007-December 2011) for Dimensional Fund Advisors LP.

Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010-January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012-November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President-Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010-December 2012) and Trader (2000-2009) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
Paul A. Lehman 1971	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (July 2013-January 2015) for Dimensional Fund Advisors LP; Chief Investment Officer (April 2005-April 2013) for First Citizens Bancorporation.

John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2013).
Joy L. Lopez 1971	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Tax Manager (February 2013-January 2015) for Dimensional Fund Advisors LP; Vice President and Tax Manager, North America (August 2006-April 2012) for Pacific Investment Management Company.

Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.
Timothy P. Luyet 1972	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Manager, Marketing Operations (January 2014-January 2015), Manager, Client Systems (October 2011-January 2014) and RFP Manager (April 2010-October 2011) for Dimensional Fund Advisors LP.

Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at Columbia Management (2004-2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Formerly, Counsel for Dimensional Fund Advisors LP (September 2006-January 2010).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited, and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Funds II plc. Statutory Auditor of Dimensional Japan Ltd. Formerly, Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC (October 2010-November 2014).

Duane R. Mattson 1965	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (May 2012-January 2015) for Dimensional Fund Advisors LP; Chief Compliance Officer (April 2010-April 2012) for Al Frank Asset Management.

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009-January 2014).
Philip P. McInnis 1984	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2009-January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP; Investment Consultant (March 2010-December 2010) and Investment Analyst (December 2007-March 2010) at Towers Watson.

Travis A. Meldau 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Portfolio Manager (since September 2011) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Wells Capital Management (October 2004-September 2011).

Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011-January 2013) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010-November 2014).

John R. Nicholson 1977	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011-January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (July 2008-May 2011).
Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008-2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013

Vice President of all the DFA Entities. Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012). Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).

Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Formerly, Counsel for Dimensional Fund Advisors LP (2007-2010).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Fund II plc.
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (January 2008-January 2010) and Compliance Officer (February 2006-December 2007) for Dimensional Fund Advisors LP.
Matthew A. Pawlak 1977	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2012-January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.

Jeffrey L. Pierce 1984	Vice President	Since 2015

Vice President of all the DFA Entities. Senior Manager, Advisor Benchmarking (since January 2015) for Dimensional Fund Advisors LP. Formerly, Manager, Advisor Benchmarking (April 2012-December 2014) for Dimensional Fund Advisors LP; Senior Manager, Research and Consulting (October 2010-April 2012) for Crain Communications Inc.; Senior Manager, Revenue Planning and Strategy (April 2007-October 2010) for T-Mobile.

Olivian T. Pitis 1974	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (May 2011-January 2015) for Dimensional Fund Advisors LP; Investment Counselor/Regional Director for Halbert Hargrove (2008-May 2011).

Brian P. Pitre 1976	Vice President	Since 2015

Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since February 2015). Formerly, Chief Financial Officer and General Counsel for Relentless (March 2014-January 2015); Vice President of all the DFA Entities (January 2013-March 2014); Counsel for Dimensional Fund Advisors LP (January 2009-March 2014).

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2006-January 2015).

David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at BlackRock (2009-2010).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007-January 2014).
Cory T. Riedberger 1979	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (March 2011-January 2015) for Dimensional Fund Advisors LP; Regional Vice President (2003-March 2011) for Invesco PowerShares.
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2012) for Dimensional Fund Advisors LP.
Michael F. Rocque 1968	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Fund Accounting Manager (July 2013-January 2015) for Dimensional Fund Advisors LP; Senior Financial Consultant and Chief Accounting Officer (July 2002-July 2013) for MFS Investment Management.

L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Austin S. Rosenthal 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (September 2010-November 2014).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Oliver J. Rowe 1960	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012-January 2014); Director of Human Resources at Spansion, Inc. (March 2009-December 2011).

Joseph S. Ruzicka 1987	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Manager Investment Analytics and Data (January 2014-January 2015), Senior Associate, Investment Analytics and Data (January 2013-January 2014), Associate, Investment Analytics and Data (January 2012-January 2013), and Investment Data Analyst (April 2010-January 2012) for Dimensional Fund Advisors LP.

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Client Systems Manager for Dimensional Fund Advisors LP (July 2008-January 2010); Senior Manager at Vanguard (November 1997-July 2008).
Joel P. Schneider 1980	Vice President	Since 2015

Vice President of all the DFA Entities. Portfolio Manager (since 2013) for Dimensional Fund Advisors LP. Formerly, Investment Associate (April 2011-January 2013) for Dimensional Fund Advisors LP; Associate Consultant for ZS Associates (April 2008-November 2010).

Ashish Shrestha 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (September 2009-January 2015) and Senior Associate (September 2008-September 2009) for Dimensional Fund Advisors LP.
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Investment Operations Manager for Dimensional Fund Advisors LP (May 2007-January 2009).
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager (January 2012-January 2015) and Investment Associate for Dimensional Fund Advisors LP (August 2010-December 2011).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010-January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012-January 2013) and Research Assistant (2002-2011) for Dimensional Fund Advisors LP.
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010-January 2013) and Senior Associate (2007-2009) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Dave C. Twardowski 1982	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2015) for Dimensional Fund Advisors LP; Research Assistant at Dartmouth College (2009-2011).
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008-January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Jessica Walton 1974	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2015) for Dimensional Fund Advisors LP; Director of Marketing and Investor Relations for Treaty Oak Capital Management (July 2011-October 2011); Vice President for Rockspring Capital (October 2010-July 2011); Program Director for RêvEurope Payments (November 2008-October 2010).

Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Stacey E. Winning 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Head of Global Recruiting and Development (since June 2014) for Dimensional Fund Advisors LP. Formerly, Senior Manager, Recruiting (December 2012-June 2014) for Dimensional Fund Advisors LP; Co-Head of Global Recruiting (May 2009-November 2012) for Two Sigma Investments.

Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2005-2010).

1      Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

(This page has been left blank intentionally.)

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND
SA WORLDWIDE MODERATE GROWTH FUND

LWI FINANCIAL INC.
10 Almaden Blvd., 15th Floor | San Jose, CA 95113 800.366.7266 | SA-Funds.net

Member FINRA/SIPC, this report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $265,000 and $289,030, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $1,634 and $533, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2016 and June 30, 2015, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $62,210 and $66,321, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2016 and June 30, 2015, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $7,270 and $5,500, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2016 and June 30, 2015, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2016 and June 30, 2015, aggregate non-audit fees billed by PwC for services rendered to the registrant were $62,210 and $66,321, respectively.

For the twelve month periods ended June 30, 2016 and June 30, 2015, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.7%)
Consumer Discretionary — (18.2%)
#	Accordia Golf Co., Ltd.	367,689	$3,849,823	0.1%
	Adastria Co., Ltd.	194,640	7,712,941	0.3%
#	Aeon Fantasy Co., Ltd.	49,332	1,366,788	0.1%
*	AGORA Hospitality Group Co., Ltd.	591,000	201,121	0.0%
	Ahresty Corp.	127,900	873,929	0.0%
	Aigan Co., Ltd.	79,000	154,577	0.0%
	Aisan Industry Co., Ltd.	201,800	1,305,744	0.1%
#*	Akebono Brake Industry Co., Ltd.	465,200	907,474	0.0%
#	Alpen Co., Ltd.	109,300	1,787,698	0.1%
	Alpha Corp.	30,400	274,215	0.0%
	Alpine Electronics, Inc.	277,500	2,719,565	0.1%
	Amiyaki Tei Co., Ltd.	25,000	1,064,851	0.0%
	Amuse, Inc.	70,298	1,306,481	0.1%
*	Anrakutei Co., Ltd.	22,000	96,267	0.0%
	AOI Pro, Inc.	44,800	406,511	0.0%
#	AOKI Holdings, Inc.	268,400	2,779,869	0.1%
	Aoyama Trading Co., Ltd.	304,000	11,210,426	0.4%
	Arata Corp.	21,600	470,337	0.0%
	Arcland Sakamoto Co., Ltd.	176,200	1,956,512	0.1%
	Arcland Service Co., Ltd.	22,100	621,106	0.0%
	Asahi Broadcasting Corp.	23,000	139,244	0.0%
#	Asahi Co., Ltd.	100,500	1,444,164	0.1%
	Asante, Inc.	11,100	157,303	0.0%
	Asatsu-DK, Inc.	198,500	4,697,093	0.2%
#	Ashimori Industry Co., Ltd.	254,000	394,358	0.0%
	ASKUL Corp.	20,200	746,811	0.0%
#	Atom Corp.	292,700	1,941,496	0.1%
	Atsugi Co., Ltd.	761,000	791,266	0.0%
#	Autobacs Seven Co., Ltd.	398,500	5,648,176	0.2%
	Avex Group Holdings, Inc.	225,400	2,551,235	0.1%
	Belluna Co., Ltd.	248,600	1,395,104	0.1%
	Best Denki Co., Ltd.	351,100	359,863	0.0%
#	Bic Camera, Inc.	496,100	4,567,906	0.2%
	Bookoff Corp.	59,400	479,113	0.0%
#	Broccoli Co., Ltd.	166,000	684,135	0.0%
	BRONCO BILLY Co., Ltd.	49,700	1,588,005	0.1%
	Calsonic Kansei Corp.	1,015,000	7,713,723	0.3%
#	Can Do Co., Ltd.	63,500	1,012,401	0.0%
	Central Sports Co., Ltd.	31,800	736,423	0.0%
#	Chimney Co., Ltd.	27,300	727,524	0.0%
	Chiyoda Co., Ltd.	99,100	2,190,164	0.1%
	Chofu Seisakusho Co., Ltd.	83,800	2,036,667	0.1%
	Chori Co., Ltd.	71,800	929,205	0.0%
	Chuo Spring Co., Ltd.	196,000	501,804	0.0%
	Clarion Co., Ltd.	665,000	1,632,639	0.1%
	Cleanup Corp.	129,700	956,700	0.0%
	Colowide Co., Ltd.	349,900	6,326,718	0.2%
	Corona Corp.	80,100	791,133	0.0%
	Create Restaurants Holdings, Inc.	39,500	362,258	0.0%
#*	Cross Plus, Inc.	14,800	88,691	0.0%
#	DA Consortium, Inc.	118,700	1,334,787	0.1%

1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daido Metal Co., Ltd.	184,600	$1,768,254	0.1%
#	Daidoh, Ltd.	137,200	585,806	0.0%
#	Daiichikosho Co., Ltd.	189,100	7,927,437	0.3%
#	Daikoku Denki Co., Ltd.	43,400	608,763	0.0%
	Daikyonishikawa Corp.	106,900	1,354,021	0.1%
	Dainichi Co., Ltd.	49,300	289,399	0.0%
#	Daisyo Corp.	47,200	695,901	0.0%
	DCM Holdings Co., Ltd.	530,600	4,535,265	0.2%
	Descente, Ltd.	249,400	2,693,882	0.1%
	Doshisha Co., Ltd.	142,100	2,729,953	0.1%
	Doutor Nichires Holdings Co., Ltd.	185,586	3,230,646	0.1%
	Dunlop Sports Co., Ltd.	75,300	678,322	0.0%
	Dynic Corp.	174,000	256,170	0.0%
	Eagle Industry Co., Ltd.	147,200	1,712,797	0.1%
#	EDION Corp.	513,900	4,238,729	0.2%
	ES-CON JAPAN, Ltd.	57,900	192,002	0.0%
#	Exedy Corp.	193,000	4,132,053	0.2%
#	F-Tech, Inc.	36,800	326,660	0.0%
	FCC Co., Ltd.	212,300	3,452,072	0.1%
	Fields Corp.	67,800	839,663	0.0%
	Fine Sinter Co., Ltd.	49,000	153,580	0.0%
	First Juken Co., Ltd.	19,600	224,193	0.0%
	FJ Next Co., Ltd.	21,000	102,882	0.0%
	Foster Electric Co., Ltd.	130,500	2,066,034	0.1%
	France Bed Holdings Co., Ltd.	138,200	1,261,651	0.1%
#	FTGroup Co., Ltd.	68,600	525,794	0.0%
	Fuji Co., Ltd.	110,400	2,664,651	0.1%
	Fuji Corp., Ltd.	131,000	830,697	0.0%
	Fuji Kiko Co., Ltd.	137,400	443,373	0.0%
#	Fuji Kyuko Co., Ltd.	236,000	3,299,817	0.1%
	Fuji Oozx, Inc.	6,000	20,256	0.0%
	Fujibo Holdings, Inc.	671,000	1,619,407	0.1%
#	Fujikura Rubber, Ltd.	80,200	306,020	0.0%
#	Fujio Food System Co., Ltd.	4,500	98,684	0.0%
	Fujishoji Co., Ltd.	34,400	349,628	0.0%
#	Fujita Kanko, Inc.	134,000	496,184	0.0%
	Fujitsu General, Ltd.	370,000	8,240,917	0.3%
	FuKoKu Co., Ltd.	40,800	286,217	0.0%
#	Funai Electric Co., Ltd.	86,700	764,054	0.0%
#	Furukawa Battery Co., Ltd. (The)	89,000	541,331	0.0%
	Futaba Industrial Co., Ltd.	320,000	1,505,273	0.1%
	G-7 Holdings, Inc.	30,200	350,856	0.0%
	G-Tekt Corp.	100,000	1,222,702	0.1%
	Gakken Holdings Co., Ltd.	313,000	762,602	0.0%
#	Genki Sushi Co., Ltd.	10,900	223,303	0.0%
	Geo Holdings Corp.	213,200	2,868,985	0.1%
#	GLOBERIDE, Inc.	62,299	1,021,723	0.0%
	Goldwin, Inc.	3,800	173,901	0.0%
	Golf Digest Online, Inc.	32,500	325,618	0.0%
#	Gourmet Kineya Co., Ltd.	85,000	809,817	0.0%
	GSI Creos Corp.	306,000	277,120	0.0%
#	Gulliver International Co., Ltd.	409,900	3,364,451	0.1%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Gunze, Ltd.	1,080,000	$3,016,905	0.1%
#	H-One Co., Ltd.	67,500	318,239	0.0%
	H2O Retailing Corp.	207,200	2,797,692	0.1%
	Hagihara Industries, Inc.	28,600	704,042	0.0%
	Hakuyosha Co., Ltd.	6,500	156,966	0.0%
	Handsman Co., Ltd.	4,400	106,364	0.0%
	Happinet Corp.	93,800	783,034	0.0%
	Hard Off Corp. Co., Ltd.	56,800	689,815	0.0%
	Haruyama Trading Co., Ltd.	47,900	339,506	0.0%
	Heiwa Corp.	189,600	3,845,678	0.1%
	HI-LEX Corp.	56,500	1,327,000	0.1%
	Hiday Hidaka Corp.	90,647	2,201,088	0.1%
#	Higashi Nihon House Co., Ltd.	229,200	705,621	0.0%
#	Himaraya Co., Ltd.	35,900	327,517	0.0%
#	Hiramatsu, Inc.	172,500	1,077,678	0.0%
#	HIS Co., Ltd.	203,800	6,581,758	0.2%
#	Honeys Co., Ltd.	106,040	1,160,957	0.1%
#	Hoosiers Holdings	181,100	965,374	0.0%
	Hotland Co., Ltd.	4,400	39,020	0.0%
	I K K, Inc.	13,700	73,939	0.0%
	IBJ, Inc.	59,300	341,666	0.0%
	Ichibanya Co., Ltd.	15,658	544,154	0.0%
#	Ichikoh Industries, Ltd.	286,000	735,902	0.0%
	IJT Technology Holdings Co., Ltd.	124,680	351,890	0.0%
#	Imasen Electric Industrial	89,600	740,777	0.0%
#	Imperial Hotel, Ltd.	13,000	281,993	0.0%
	Intage Holdings, Inc.	86,000	1,299,324	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
#*	Izutsuya Co., Ltd.	617,000	259,685	0.0%
#*	Janome Sewing Machine Co., Ltd.	106,400	589,049	0.0%
	Japan Wool Textile Co., Ltd. (The)	343,000	2,367,459	0.1%
#	Jin Co., Ltd.	81,300	3,190,698	0.1%
#	Joban Kosan Co., Ltd.	342,000	491,963	0.0%
	Joshin Denki Co., Ltd.	205,000	1,726,769	0.1%
#	JP-Holdings, Inc.	365,400	999,707	0.0%
#	JVC Kenwood Corp.	885,430	1,819,973	0.1%
#	K's Holdings Corp.	364,400	6,800,335	0.3%
*	Kadokawa Dwango	319,333	4,199,677	0.2%
#	Kappa Create Co., Ltd.	76,500	955,272	0.0%
	Kasai Kogyo Co., Ltd.	138,300	1,254,793	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	869,548	0.0%
	Keihin Corp.	267,500	4,127,483	0.2%
#	Keiyo Co., Ltd.	176,200	895,249	0.0%
#	KFC Holdings Japan, Ltd.	84,100	1,514,717	0.1%
#*	Kintetsu Department Store Co., Ltd.	194,000	643,787	0.0%
	Kinugawa Rubber Industrial Co., Ltd.	282,000	2,134,418	0.1%
	Kitamura Co., Ltd.	2,000	15,077	0.0%
*	KNT-CT Holdings Co., Ltd.	643,000	894,766	0.0%
#	Kohnan Shoji Co., Ltd.	188,500	3,492,277	0.1%
#*	Kojima Co., Ltd.	162,600	377,944	0.0%
#	Komatsu Seiren Co., Ltd.	136,900	810,396	0.0%
#	Komehyo Co., Ltd.	17,400	171,519	0.0%

3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Komeri Co., Ltd.	196,300	$5,118,592	0.2%
#	Konaka Co., Ltd.	117,560	557,057	0.0%
	Koshidaka Holdings Co., Ltd.	52,200	1,087,750	0.0%
#	Kourakuen Holdings Corp.	43,000	640,793	0.0%
	KU Holdings Co., Ltd.	130,900	898,686	0.0%
	Kura Corp.	69,200	4,064,825	0.2%
	Kurabo Industries, Ltd.	1,241,000	2,202,119	0.1%
#	KYB Corp.	1,140,000	3,694,148	0.1%
#	Kyoritsu Maintenance Co., Ltd.	76,231	5,105,034	0.2%
#	Kyoto Kimono Yuzen Co., Ltd.	2,400	18,930	0.0%
#*	Laox Co., Ltd.	105,900	735,359	0.0%
	LEC, Inc.	41,600	726,434	0.0%
	Look, Inc.	228,000	289,670	0.0%
#	Mamiya-Op Co., Ltd.	258,000	281,691	0.0%
	Mars Engineering Corp.	49,100	1,014,422	0.0%
#*	Maruei Department Store Co., Ltd.	17,000	13,446	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	110,501	0.0%
#	Matsuya Co., Ltd.	166,000	1,143,083	0.1%
#	Matsuya Foods Co., Ltd.	48,000	1,267,804	0.1%
	Meiko Network Japan Co., Ltd.	132,100	1,607,742	0.1%
	Meiwa Estate Co., Ltd.	56,900	309,889	0.0%
	Mikuni Corp.	118,000	335,573	0.0%
#	Misawa Homes Co., Ltd.	164,000	1,110,653	0.0%
	Mitsuba Corp.	208,690	2,250,659	0.1%
	Mitsui Home Co., Ltd.	165,000	697,248	0.0%
#	Mizuno Corp.	587,000	2,754,116	0.1%
#	Monogatari Corp. (The)	29,400	1,499,813	0.1%
	Morito Co., Ltd.	7,600	57,761	0.0%
#	Mr Max Corp.	99,200	263,330	0.0%
	Murakami Corp.	11,000	155,522	0.0%
	Musashi Seimitsu Industry Co., Ltd.	129,900	2,540,809	0.1%
#	Nafco Co., Ltd.	33,300	505,188	0.0%
	Nagawa Co., Ltd.	12,100	395,792	0.0%
*	Naigai Co., Ltd.	837,000	335,795	0.0%
	Nakayamafuku Co., Ltd.	9,500	71,899	0.0%
#	Next Co., Ltd.	299,100	2,676,994	0.1%
	NHK Spring Co., Ltd.	62,900	510,489	0.0%
	Nice Holdings, Inc.	444,000	600,079	0.0%
	Nichirin Co., Ltd.	8,300	102,850	0.0%
#	Nifco, Inc.	124,500	6,527,830	0.2%
	Nihon Eslead Corp.	33,900	330,197	0.0%
#	Nihon Plast Co., Ltd.	40,100	329,888	0.0%
	Nihon Tokushu Toryo Co., Ltd.	63,100	650,590	0.0%
	Nippon Felt Co., Ltd.	58,200	264,768	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	654,502	0.0%
	Nippon Seiki Co., Ltd.	218,400	3,561,375	0.1%
	Nishikawa Rubber Co., Ltd.	15,000	236,687	0.0%
	Nishimatsuya Chain Co., Ltd.	244,500	3,467,359	0.1%
	Nissan Shatai Co., Ltd.	133,000	1,333,624	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	437,466	0.0%
#	Nissei Build Kogyo Co., Ltd.	350,000	1,808,692	0.1%
*	Nissen Holdings Co., Ltd.	48,400	41,564	0.0%

4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Nissin Kogyo Co., Ltd.	226,500	$2,901,011	0.1%
#	Nittan Valve Co., Ltd.	82,800	251,330	0.0%
	Nojima Corp.	123,900	2,041,996	0.1%
	Ohashi Technica, Inc.	35,700	424,388	0.0%
#	Ohsho Food Service Corp.	66,700	2,401,297	0.1%
#	Onward Holdings Co., Ltd.	736,000	4,591,722	0.2%
#	Ootoya Holdings Co., Ltd.	5,000	93,218	0.0%
#	OPT Holding, Inc.	84,100	627,882	0.0%
#	Otsuka Kagu, Ltd.	39,800	417,030	0.0%
	Pacific Industrial Co., Ltd.	239,600	2,195,881	0.1%
#	Pal Co., Ltd.	74,400	1,754,102	0.1%
	PALTAC Corp.	201,234	4,085,747	0.2%
	PanaHome Corp.	503,200	3,983,347	0.2%
	PAPYLESS Co., Ltd.	1,800	39,356	0.0%
	Parco Co., Ltd.	120,100	963,036	0.0%
	Paris Miki Holdings, Inc.	153,800	639,433	0.0%
	PC Depot Corp.	136,500	2,050,681	0.1%
	People Co., Ltd.	8,600	189,936	0.0%
	PIA Corp.	14,000	289,282	0.0%
	Piolax, Inc.	56,700	2,644,479	0.1%
#*	Pioneer Corp.	1,926,100	3,381,579	0.1%
#	Plenus Co., Ltd.	133,800	2,173,522	0.1%
	Press Kogyo Co., Ltd.	568,600	1,888,511	0.1%
#	Pressance Corp.	41,600	1,573,707	0.1%
	Proto Corp.	63,000	732,915	0.0%
	Raccoon Co., Ltd.	6,600	33,216	0.0%
	Renaissance, Inc.	59,600	671,010	0.0%
#*	Renown, Inc.	306,000	309,567	0.0%
#	Resort Solution Co., Ltd.	168,000	480,394	0.0%
	Rhythm Watch Co., Ltd.	559,000	921,473	0.0%
#	Riberesute Corp.	19,500	134,837	0.0%
	Ride On Express Co., Ltd.	2,400	30,201	0.0%
#	Right On Co., Ltd.	87,425	1,143,056	0.1%
	Riken Corp.	522,000	1,607,295	0.1%
	Ringer Hut Co., Ltd.	96,900	2,233,546	0.1%
	Riso Kyoiku Co., Ltd.	151,800	595,661	0.0%
	Round One Corp.	433,400	3,473,302	0.1%
#	Royal Holdings Co., Ltd.	182,700	3,255,885	0.1%
#	Sac's Bar Holdings, Inc.	103,450	1,012,056	0.0%
	Saizeriya Co., Ltd.	193,500	3,457,533	0.1%
#	Sakai Ovex Co., Ltd.	298,000	419,260	0.0%
	San Holdings, Inc.	15,400	204,424	0.0%
#	Sanden Holdings Corp.	686,000	1,860,330	0.1%
	Sanei Architecture Planning Co., Ltd.	50,300	551,101	0.0%
	Sangetsu Co., Ltd.	328,750	6,179,723	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	242,655	0.0%
	Sankyo Seiko Co., Ltd.	183,400	598,503	0.0%
	Sanoh Industrial Co., Ltd.	136,500	729,455	0.0%
#	Sanrio Co., Ltd.	248,500	4,424,625	0.2%
	Sanyo Electric Railway Co., Ltd.	229,000	1,120,337	0.1%
	Sanyo Housing Nagoya Co., Ltd.	37,500	341,554	0.0%
#	Sanyo Shokai, Ltd.	669,000	1,258,557	0.1%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Sato Restaurant Systems Co., Ltd.	85,100	$676,260	0.0%
#	Scroll Corp.	166,300	613,554	0.0%
#	Seiko Holdings Corp.	979,407	2,941,715	0.1%
	Seiren Co., Ltd.	292,400	2,766,110	0.1%
#	Senshukai Co., Ltd.	174,500	1,151,868	0.1%
	Septeni Holdings Co., Ltd.	92,800	3,398,987	0.1%
	Seria Co., Ltd.	92,900	7,688,954	0.3%
	SFP Dining Co., Ltd.	27,100	370,917	0.0%
#*	Sharp Corp.	716,000	775,346	0.0%
#	Shidax Corp.	95,900	439,710	0.0%
	Shikibo, Ltd.	779,000	790,540	0.0%
	Shimachu Co., Ltd.	297,200	6,474,966	0.2%
	Shimojima Co., Ltd.	25,900	258,147	0.0%
	Shobunsha Publications, Inc.	258,500	1,369,770	0.1%
#	Shochiku Co., Ltd.	48,000	499,172	0.0%
	Shoei Co., Ltd.	23,900	353,099	0.0%
	Showa Corp.	317,500	1,782,595	0.1%
	SKY Perfect JSAT Holdings, Inc.	270,900	1,253,074	0.1%
	Snow Peak, Inc.	17,300	716,209	0.0%
	SNT Corp.	86,200	461,878	0.0%
#	Soft99 Corp.	68,600	458,767	0.0%
	Sotoh Co., Ltd.	41,400	441,075	0.0%
	SPK Corp.	19,800	376,997	0.0%
#	St Marc Holdings Co., Ltd.	99,400	3,007,838	0.1%
	Starts Corp., Inc.	163,400	3,243,013	0.1%
	Step Co., Ltd.	40,700	422,270	0.0%
	Studio Alice Co., Ltd.	57,700	1,354,348	0.1%
	Suminoe Textile Co., Ltd.	323,000	605,428	0.0%
	Sumitomo Forestry Co., Ltd.	152,566	2,070,655	0.1%
	Sumitomo Riko Co., Ltd.	233,500	1,870,900	0.1%
#	Sun Corp.	14,800	94,602	0.0%
	Suncall Corp.	27,000	118,423	0.0%
	T RAD Co., Ltd.	412,000	708,542	0.0%
	T-Gaia Corp.	155,100	2,185,232	0.1%
	Tachi-S Co., Ltd.	162,840	2,394,498	0.1%
#	Tachikawa Corp.	50,800	348,281	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,011,748	0.0%
#*	Takata Corp.	168,000	649,097	0.0%
	Take And Give Needs Co., Ltd.	54,070	208,958	0.0%
	Takihyo Co., Ltd.	76,000	315,147	0.0%
#	Tama Home Co., Ltd.	95,900	388,721	0.0%
#	Tamron Co., Ltd.	108,300	1,452,531	0.1%
#	TASAKI & Co., Ltd.	67,800	884,881	0.0%
	TBK Co., Ltd.	115,600	394,769	0.0%
	Tigers Polymer Corp.	50,600	259,644	0.0%
#	Toa Corp.	127,800	1,143,883	0.1%
#	Toabo Corp.	54,799	245,726	0.0%
#	Toei Animation Co., Ltd.	23,300	1,183,902	0.1%
	Toei Co., Ltd.	421,000	3,958,543	0.2%
#	Tohokushinsha Film Corp.	22,500	113,017	0.0%
	Tokai Rika Co., Ltd.	150,500	2,223,093	0.1%
	Token Corp.	46,650	3,668,275	0.1%

6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Tokyo Dome Corp.	1,134,200	$5,145,785	0.2%
#	Tokyo Individualized Educational Institute, Inc.	104,300	690,308	0.0%
	Tokyotokeiba Co., Ltd.	631,000	1,238,008	0.1%
#	Tokyu Recreation Co., Ltd.	79,000	582,644	0.0%
#	Tomy Co., Ltd.	440,593	3,711,317	0.1%
	Topre Corp.	264,300	5,627,537	0.2%
	Toridoll.corp	146,300	3,931,802	0.2%
#	Torikizoku Co., Ltd.	27,100	526,521	0.0%
	Tosho Co., Ltd.	51,200	2,319,294	0.1%
	Tow Co., Ltd.	57,200	338,839	0.0%
#	Toyo Tire & Rubber Co., Ltd.	447,000	4,872,885	0.2%
	TPR Co., Ltd.	131,000	2,536,545	0.1%
	TS Tech Co., Ltd.	218,000	5,341,844	0.2%
	TSI Holdings Co., Ltd.	436,295	2,377,500	0.1%
#	Tsukada Global Holdings, Inc.	109,400	708,163	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	185,725	0.0%
#	Tsutsumi Jewelry Co., Ltd.	47,200	925,751	0.0%
	TV Asahi Holdings Corp.	33,100	538,966	0.0%
	Tv Tokyo Holdings Corp.	39,000	765,734	0.0%
	Tyo, Inc.	344,300	550,600	0.0%
#	U-Shin, Ltd.	114,300	748,172	0.0%
	Umenohana Co., Ltd.	1,000	25,001	0.0%
	Unipres Corp.	230,700	3,713,839	0.1%
	United Arrows, Ltd.	117,700	3,427,296	0.1%
#*	Unitika, Ltd.	3,901,000	2,098,195	0.1%
#*	Universal Entertainment Corp.	92,700	1,952,082	0.1%
#*	Usen Corp.	685,080	2,030,998	0.1%
	ValueCommerce Co., Ltd.	33,200	111,740	0.0%
#	Vector, Inc.	44,200	1,306,329	0.1%
#	Village Vanguard Co., Ltd.	32,100	522,632	0.0%
	VT Holdings Co., Ltd.	495,600	2,272,171	0.1%
#	Wacoal Holdings Corp.	675,000	6,661,166	0.2%
#	WATAMI Co., Ltd.	134,200	1,369,625	0.1%
	Workman Co., Ltd.	1,800	59,992	0.0%
	Wowow, Inc.	49,200	1,144,177	0.1%
	Xebio Holdings Co., Ltd.	156,500	2,212,534	0.1%
	Yachiyo Industry Co., Ltd.	22,700	185,990	0.0%
	Yamato International, Inc.	8,200	30,407	0.0%
	Yellow Hat, Ltd.	92,700	2,046,910	0.1%
#	Yomiuri Land Co., Ltd.	239,000	1,032,174	0.0%
	Yondoshi Holdings, Inc.	17,520	354,142	0.0%
	Yorozu Corp.	110,100	1,542,738	0.1%
#	Yoshinoya Holdings Co., Ltd.	323,100	4,410,367	0.2%
	Yume No Machi Souzou Iinkai Co., Ltd.	1,500	28,514	0.0%
	Yutaka Giken Co., Ltd.	3,100	68,069	0.0%
	Zenrin Co., Ltd.	157,900	3,088,022	0.1%
	Zensho Holdings Co., Ltd.	604,300	8,840,544	0.3%
#	Zojirushi Corp.	188,000	3,572,297	0.1%
Total Consumer Discretionary			564,937,917	20.1%

Consumer Staples — (9.3%)
#	Aderans Co., Ltd.	165,900	819,987	0.0%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Aeon Hokkaido Corp.	273,900	$1,355,427	0.1%
	Ain Pharmaciez, Inc.	124,600	9,664,841	0.4%
	Albis Co., Ltd.	1,800	38,792	0.0%
	Arcs Co., Ltd.	195,000	4,654,865	0.2%
	Ariake Japan Co., Ltd.	86,100	5,126,038	0.2%
	Artnature, Inc.	108,800	864,229	0.0%
	Axial Retailing, Inc.	87,600	3,032,986	0.1%
	Belc Co., Ltd.	59,100	2,463,895	0.1%
	Bourbon Corp.	3,600	72,377	0.0%
#	C'BON Cosmetics Co., Ltd.	2,400	49,221	0.0%
	Cawachi, Ltd.	88,000	2,101,183	0.1%
	Chubu Shiryo Co., Ltd.	119,300	842,490	0.0%
#	Chuo Gyorui Co., Ltd.	93,000	232,684	0.0%
	Ci:z Holdings Co., Ltd.	157,300	3,451,196	0.1%
	Coca-Cola East Japan Co., Ltd.	116,700	2,233,587	0.1%
	Coca-Cola West Co., Ltd.	100	2,828	0.0%
	Cocokara fine, Inc.	105,760	5,481,184	0.2%
	Create SD Holdings Co., Ltd.	164,400	4,663,590	0.2%
#	Daikokutenbussan Co., Ltd.	36,700	1,731,799	0.1%
	Dydo Drinco, Inc.	45,100	2,406,406	0.1%
#	Earth Chemical Co., Ltd.	57,300	2,761,061	0.1%
	Eco's Co., Ltd.	10,500	127,215	0.0%
#	Fancl Corp.	137,500	1,905,191	0.1%
	Feed One Co., Ltd.	812,440	907,021	0.0%
*	First Baking Co., Ltd.	183,000	197,347	0.0%
	Fuji Oil Holdings, Inc.	362,600	6,760,318	0.2%
	Fujicco Co., Ltd.	107,600	3,091,333	0.1%
*	Fujiya Co., Ltd.	65,000	122,539	0.0%
#	Genky Stores, Inc.	23,600	870,022	0.0%
	HABA Laboratories, Inc.	2,100	72,655	0.0%
	Hagoromo Foods Corp.	39,000	453,649	0.0%
	Halows Co., Ltd.	8,500	172,135	0.0%
*	Hayashikane Sangyo Co., Ltd.	186,000	157,057	0.0%
	Heiwado Co., Ltd.	182,000	3,544,049	0.1%
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	500,402	0.0%
	Hokuto Corp.	133,000	2,446,095	0.1%
#	House Foods Group, Inc.	190,100	4,409,115	0.2%
#	Inageya Co., Ltd.	176,900	2,336,572	0.1%
	Itochu-Shokuhin Co., Ltd.	26,600	1,064,579	0.0%
#*	Itoham Yonekyu Holdings, Inc.	728,327	7,412,692	0.3%
	Iwatsuka Confectionery Co., Ltd.	1,200	41,134	0.0%
	J-Oil Mills, Inc.	563,000	1,857,321	0.1%
#	Kakiyasu Honten Co., Ltd.	27,100	483,063	0.0%
	Kameda Seika Co., Ltd.	72,000	4,116,743	0.2%
	Kaneko Seeds Co., Ltd.	10,500	130,576	0.0%
#	Kansai Super Market, Ltd.	23,100	222,696	0.0%
	Kato Sangyo Co., Ltd.	118,000	2,766,227	0.1%
#	Kenko Mayonnaise Co., Ltd.	57,300	1,589,646	0.1%
	Key Coffee, Inc.	109,700	2,021,476	0.1%
	Kirindo Holdings Co., Ltd.	29,300	262,099	0.0%
#	Kobe Bussan Co., Ltd.	78,000	1,604,314	0.1%
	Kotobuki Spirits Co., Ltd.	91,200	3,034,670	0.1%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Kusuri No Aoki Co., Ltd.	92,700	$6,048,655	0.2%
#	Kyokuyo Co., Ltd.	582,000	1,471,004	0.1%
	Life Corp.	165,100	4,457,077	0.2%
	Mandom Corp.	104,400	4,804,839	0.2%
	Marudai Food Co., Ltd.	598,000	2,850,377	0.1%
	Maruha Nichiro Corp.	225,007	6,132,853	0.2%
#	Maxvalu Nishinihon Co., Ltd.	5,600	84,010	0.0%
#	Maxvalu Tokai Co., Ltd.	49,300	815,377	0.0%
#	Medical System Network Co., Ltd.	123,900	591,057	0.0%
	Megmilk Snow Brand Co., Ltd.	258,500	9,018,773	0.3%
	Meito Sangyo Co., Ltd.	52,200	656,891	0.0%
	Milbon Co., Ltd.	66,576	3,001,976	0.1%
#	Ministop Co., Ltd.	88,100	1,432,008	0.1%
	Mitsubishi Shokuhin Co., Ltd.	79,600	2,088,295	0.1%
	Mitsui Sugar Co., Ltd.	533,850	2,522,443	0.1%
#	Miyoshi Oil & Fat Co., Ltd.	379,000	435,934	0.0%
	Morinaga & Co., Ltd.	1,134,000	7,149,917	0.3%
	Morinaga Milk Industry Co., Ltd.	1,134,000	7,933,834	0.3%
	Morozoff, Ltd.	170,000	705,503	0.0%
	Nagatanien Holdings Co., Ltd.	135,000	1,604,283	0.1%
	Nakamuraya Co., Ltd.	184,000	818,836	0.0%
	Natori Co., Ltd.	32,100	481,166	0.0%
	Nichimo Co., Ltd.	170,000	262,589	0.0%
	Nichirei Corp.	680,000	6,273,554	0.2%
#	Nihon Chouzai Co., Ltd.	27,560	1,372,198	0.1%
	Niitaka Co., Ltd.	2,060	25,504	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	1,085,657	0.0%
	Nippon Flour Mills Co., Ltd.	722,000	5,642,072	0.2%
	Nippon Suisan Kaisha, Ltd.	1,480,200	7,601,664	0.3%
	Nisshin Oillio Group, Ltd. (The)	679,000	3,114,967	0.1%
#	Nissin Sugar Co., Ltd.	57,000	758,770	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	208,949	0.0%
	Noevir Holdings Co., Ltd.	61,300	1,874,463	0.1%
	Oenon Holdings, Inc.	307,000	596,947	0.0%
#	OIE Sangyo Co., Ltd.	20,900	181,776	0.0%
	Okuwa Co., Ltd.	117,000	1,219,903	0.0%
	Olympic Group Corp.	63,100	297,672	0.0%
	OUG Holdings, Inc.	29,000	66,179	0.0%
	Prima Meat Packers, Ltd.	952,000	2,872,631	0.1%
	Qol Co., Ltd.	87,100	1,146,630	0.0%
#	Riken Vitamin Co., Ltd.	74,100	3,432,447	0.1%
	Rock Field Co., Ltd.	119,500	1,768,671	0.1%
	Rokko Butter Co., Ltd.	53,000	1,180,660	0.0%
#	S Foods, Inc.	75,562	2,027,650	0.1%
	S&B Foods, Inc.	499	22,362	0.0%
#	Sakata Seed Corp.	182,600	3,966,662	0.1%
	San-A Co., Ltd.	98,700	4,870,578	0.2%
	Sapporo Holdings, Ltd.	396,200	11,448,891	0.4%
#	Shoei Foods Corp.	59,100	764,963	0.0%
	Showa Sangyo Co., Ltd.	526,000	2,232,500	0.1%
	Sogo Medical Co., Ltd.	55,800	2,063,093	0.1%
	ST Corp.	80,200	869,725	0.0%

9

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Starzen Co., Ltd.	38,900	$1,432,885	0.1%
	Takara Holdings, Inc.	980,300	9,011,245	0.3%
	Tobu Store Co., Ltd.	190,000	535,805	0.0%
	Toho Co., Ltd.	43,000	1,008,704	0.0%
#	Tohto Suisan Co., Ltd.	173,000	260,859	0.0%
	Torigoe Co., Ltd. (The)	80,300	506,712	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	154,688	0.0%
	United Super Markets Holdings, Inc.	248,100	2,532,778	0.1%
	UNY Group Holdings Co., Ltd.	1,468,300	12,353,719	0.4%
	Valor Holdings Co., Ltd.	212,100	5,640,621	0.2%
	Warabeya Nichiyo Co., Ltd.	83,460	1,533,887	0.1%
	Watahan & Co., Ltd.	14,500	217,000	0.0%
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	439,934	0.0%
	YAKUODO Co., Ltd.	14,200	662,062	0.0%
	Yamatane Corp.	520,000	703,134	0.0%
#	Yamaya Corp.	25,600	410,983	0.0%
	Yaoko Co., Ltd.	102,800	4,670,476	0.2%
#	Yokohama Reito Co., Ltd.	263,000	2,628,913	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	837,595	0.0%
	Yuasa Funashoku Co., Ltd.	121,000	338,157	0.0%
	Yutaka Foods Corp.	6,000	109,196	0.0%
Total Consumer Staples			289,075,405	10.3%

Energy — (0.9%)
#	BP Castrol KK	57,400	662,400	0.0%
	Cosmo Energy Holdings Co., Ltd.	345,500	4,235,334	0.2%
	Fuji Kosan Co., Ltd.	33,100	126,237	0.0%
*	Fuji Oil Co., Ltd.	284,800	947,309	0.0%
	Itochu Enex Co., Ltd.	302,200	2,681,598	0.1%
#	Japan Drilling Co., Ltd.	34,800	748,549	0.0%
	Japan Oil Transportation Co., Ltd.	84,000	179,102	0.0%
	Japan Petroleum Exploration Co., Ltd.	183,400	3,696,801	0.1%
	Mitsuuroko Group Holdings Co., Ltd.	181,700	875,694	0.0%
	Modec, Inc.	102,100	1,567,307	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,272,800	773,305	0.0%
	Nippon Gas Co., Ltd.	182,900	3,975,808	0.2%
#	Sala Corp.	124,900	712,625	0.0%
	San-Ai Oil Co., Ltd.	310,000	1,759,529	0.1%
#	Shinko Plantech Co., Ltd.	237,200	1,775,399	0.1%
	Sinanen Holdings Co., Ltd.	260,000	1,002,115	0.0%
#	Toa Oil Co., Ltd.	415,000	457,022	0.0%
	Toyo Kanetsu K.K.	568,000	1,106,603	0.1%
Total Energy			27,282,737	1.0%

Financials — (10.0%)
	77 Bank, Ltd. (The)	1,434,760	5,020,998	0.2%
	Accretive Co., Ltd.	3,100	10,613	0.0%
	AD Works Co., Ltd.	540,900	202,207	0.0%
	Aichi Bank, Ltd. (The)	51,700	2,187,429	0.1%
	Airport Facilities Co., Ltd.	132,770	647,864	0.0%
	Aizawa Securities Co., Ltd.	160,300	811,927	0.0%
	Akita Bank, Ltd. (The)	1,079,400	3,081,965	0.1%

10

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Anabuki Kosan, Inc.	22,000	$51,815	0.0%
#	Anicom Holdings, Inc.	69,700	1,971,643	0.1%
	Aomori Bank, Ltd. (The)	1,186,000	3,294,655	0.1%
	Apamanshop Holdings Co., Ltd.	3,800	38,302	0.0%
#	Ardepro Co., Ltd.	840,100	955,459	0.0%
	Asax Co., Ltd.	1,700	21,919	0.0%
#*	Ascot Corp.	42,600	163,537	0.0%
	Ashikaga Holdings Co., Ltd.	423,200	1,357,741	0.1%
	Awa Bank, Ltd. (The)	1,178,000	6,152,496	0.2%
#	Bank of Iwate, Ltd. (The)	99,400	3,746,156	0.1%
#	Bank of Kochi, Ltd. (The)	279,000	272,562	0.0%
#	Bank of Nagoya, Ltd. (The)	1,015,297	3,169,340	0.1%
	Bank of Okinawa, Ltd. (The)	132,960	3,895,382	0.1%
	Bank of Saga, Ltd. (The)	808,000	1,755,913	0.1%
	Bank of the Ryukyus, Ltd.	227,380	2,263,939	0.1%
	Chiba Kogyo Bank, Ltd. (The)	253,000	917,822	0.0%
	Chugoku Bank, Ltd. (The)	59,700	609,137	0.0%
	Chukyo Bank, Ltd. (The)	694,000	1,627,801	0.1%
	Daibiru Corp.	303,600	2,611,886	0.1%
	Daiichi Commodities Co., Ltd.	13,700	38,503	0.0%
	Daikyo, Inc.	1,904,000	2,760,639	0.1%
#	Daisan Bank, Ltd. (The)	855,000	1,266,266	0.0%
	Daishi Bank, Ltd. (The)	2,071,000	6,610,240	0.2%
	Daito Bank, Ltd. (The)	873,000	1,463,432	0.1%
#	DSB Co., Ltd.	55,800	321,209	0.0%
	eGuarantee, Inc.	25,300	804,628	0.0%
#	Ehime Bank, Ltd. (The)	947,000	2,099,648	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	2,560,109	0.1%
	FIDEA Holdings Co., Ltd.	874,800	1,153,087	0.0%
	Financial Products Group Co., Ltd.	409,700	4,229,523	0.2%
	Fukui Bank, Ltd. (The)	1,317,000	2,922,258	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,204,712	0.0%
	Fuyo General Lease Co., Ltd.	89,000	3,616,015	0.1%
	GCA Savvian Corp.	108,300	919,579	0.0%
#	GMO Click Holdings, Inc.	8,400	57,151	0.0%
	Goldcrest Co., Ltd.	101,790	1,610,491	0.1%
	Grandy House Corp.	24,500	74,837	0.0%
	Gunma Bank, Ltd. (The)	884,000	3,210,224	0.1%
	Heiwa Real Estate Co., Ltd.	236,600	3,009,378	0.1%
	Hokkoku Bank, Ltd. (The)	1,742,000	4,712,269	0.2%
	Hokuetsu Bank, Ltd. (The)	1,300,000	2,205,425	0.1%
	Hokuhoku Financial Group, Inc.	2,416,000	2,751,657	0.1%
	Hyakugo Bank, Ltd. (The)	1,614,609	5,573,503	0.2%
#	Hyakujushi Bank, Ltd. (The)	1,579,000	4,599,861	0.2%
	IBJ Leasing Co., Ltd.	87,200	1,505,929	0.1%
	Ichigo Group Holdings Co., Ltd.	488,100	1,928,372	0.1%
	Ichiyoshi Securities Co., Ltd.	229,400	1,654,056	0.1%
#	IwaiCosmo Holdings, Inc.	106,900	890,293	0.0%
	Iyo Bank, Ltd. (The)	68,900	421,989	0.0%
#	J Trust Co., Ltd.	103,500	759,936	0.0%
	Jaccs Co., Ltd.	253,000	1,109,768	0.0%
	Jafco Co., Ltd.	182,300	4,519,861	0.2%

11

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Japan Property Management Center Co., Ltd.	44,600	$597,328	0.0%
	Japan Securities Finance Co., Ltd.	165,500	627,337	0.0%
	Jimoto Holdings, Inc.	508,400	701,529	0.0%
#	Juroku Bank, Ltd. (The)	2,080,000	5,510,940	0.2%
#	kabu.com Securities Co., Ltd.	1,026,600	3,325,823	0.1%
#	Kabuki-Za Co., Ltd.	36,000	1,739,204	0.1%
	Kansai Urban Banking Corp.	149,200	1,303,460	0.1%
	Keihanshin Building Co., Ltd.	195,400	970,370	0.0%
	Keiyo Bank, Ltd. (The)	1,565,000	5,875,615	0.2%
#	Kenedix, Inc.	1,201,100	4,513,575	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,210,180	0.0%
	Kiyo Bank, Ltd. (The)	396,690	4,925,267	0.2%
	Kosei Securities Co., Ltd. (The)	47,000	50,119	0.0%
#	Kyokuto Securities Co., Ltd.	125,600	1,330,372	0.1%
	Kyushu Financial Group, Inc.	1,036,920	5,139,623	0.2%
#	Land Business Co., Ltd.	59,500	143,808	0.0%
	Leopalace21 Corp.	1,960,700	13,772,089	0.5%
*	M&A Capital Partners Co., Ltd.	4,900	114,295	0.0%
#	Marusan Securities Co., Ltd.	119,100	1,024,483	0.0%
#	Michinoku Bank, Ltd. (The)	840,000	1,463,244	0.1%
	Mie Bank, Ltd. (The)	523,000	905,218	0.0%
#	Minato Bank, Ltd. (The)	1,084,000	1,612,418	0.1%
	Mito Securities Co., Ltd.	338,500	768,829	0.0%
	Miyazaki Bank, Ltd. (The)	931,000	2,320,495	0.1%
#	Monex Group, Inc.	1,142,800	2,591,836	0.1%
#	Money Partners Group Co., Ltd.	88,700	438,345	0.0%
	MONEY SQUARE HOLDINGS, Inc.	15,400	128,301	0.0%
#	Mugen Estate Co., Ltd.	43,200	413,183	0.0%
	Musashino Bank, Ltd. (The)	206,000	4,671,297	0.2%
#	Nagano Bank, Ltd. (The)	518,000	965,271	0.0%
#	Nanto Bank, Ltd. (The)	1,216,000	3,880,094	0.1%
*	New Real Property K.K.	43,900	—	0.0%
	Nihon M&A Center, Inc.	109,700	7,125,113	0.3%
#	Nippon Commercial Development Co., Ltd.	51,400	759,857	0.0%
	Nishi-Nippon City Bank, Ltd. (The)	2,338,000	4,107,528	0.2%
	Nisshin Fudosan Co.	186,100	649,933	0.0%
	North Pacific Bank, Ltd.	2,286,200	6,223,615	0.2%
#	OAK Capital Corp.	183,200	283,014	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	1,857,000	5,139,140	0.2%
	Oita Bank, Ltd. (The)	1,014,900	2,927,199	0.1%
#	Okasan Securities Group, Inc.	544,000	2,434,173	0.1%
	Open House Co., Ltd.	121,700	3,333,626	0.1%
#	Pocket Card Co., Ltd.	24,800	124,991	0.0%
*	Properst Co., Ltd.	8,400	20,735	0.0%
#	Raysum Co., Ltd.	65,700	455,908	0.0%
	Relo Holdings, Inc.	48,000	8,495,642	0.3%
	Ricoh Leasing Co., Ltd.	96,900	2,477,424	0.1%
#	SAMTY Co., Ltd.	76,900	722,447	0.0%
	San-In Godo Bank, Ltd. (The)	957,000	6,248,645	0.2%
	Sankyo Frontier Co., Ltd.	10,000	85,378	0.0%
	Sawada Holdings Co., Ltd.	142,000	1,255,288	0.0%
	Senshu Ikeda Holdings, Inc.	1,424,200	5,308,451	0.2%

12

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Shiga Bank, Ltd. (The)	1,365,000	$5,851,364	0.2%
	Shikoku Bank, Ltd. (The)	1,210,000	2,370,365	0.1%
	Shimane Bank, Ltd. (The)	16,600	192,609	0.0%
	Shimizu Bank, Ltd. (The)	48,000	1,046,925	0.0%
#	Shinoken Group Co., Ltd.	63,200	1,705,731	0.1%
#	Sparx Group Co., Ltd.	573,900	1,042,631	0.0%
	Star Mica Co., Ltd.	12,100	193,297	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,092,979	0.1%
#	Sun Frontier Fudousan Co., Ltd.	163,300	1,669,311	0.1%
	Taiko Bank, Ltd. (The)	207,000	366,338	0.0%
#	Takagi Securities Co., Ltd.	224,000	275,582	0.0%
	Takara Leben Co., Ltd.	552,800	4,236,620	0.2%
#	TOC Co., Ltd.	342,950	2,813,072	0.1%
	Tochigi Bank, Ltd. (The)	705,000	2,436,142	0.1%
	Toho Bank, Ltd. (The)	1,318,200	4,084,182	0.2%
	Tohoku Bank, Ltd. (The)	588,000	797,170	0.0%
#	Tokai Tokyo Financial Holdings, Inc.	1,167,400	4,972,427	0.2%
	Tokyo Rakutenchi Co., Ltd.	207,000	948,655	0.0%
#	Tokyo Theatres Co., Inc.	468,000	518,697	0.0%
	Tokyo TY Financial Group, Inc.	153,738	3,570,740	0.1%
	Tomato Bank, Ltd.	484,000	651,348	0.0%
	TOMONY Holdings, Inc.	913,950	2,748,800	0.1%
	Tosei Corp.	201,700	1,449,320	0.1%
	Tottori Bank, Ltd. (The)	353,000	565,183	0.0%
	Towa Bank, Ltd. (The)	2,066,000	1,598,966	0.1%
	Toyo Securities Co., Ltd.	389,000	731,530	0.0%
	Tsukuba Bank, Ltd.	495,100	1,323,217	0.1%
#	Unizo Holdings Co., Ltd.	69,100	2,749,402	0.1%
#	Yamagata Bank, Ltd. (The)	854,500	3,355,482	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	3,438,296	0.1%
Total Financials			310,413,792	11.0%

Health Care — (4.2%)
#	As One Corp.	86,768	3,489,540	0.1%
#	ASKA Pharmaceutical Co., Ltd.	131,300	2,208,916	0.1%
	Biofermin Pharmaceutical Co., Ltd.	13,500	355,978	0.0%
	BML, Inc.	68,300	3,128,341	0.1%
#	CMIC Holdings Co., Ltd.	70,000	1,083,381	0.0%
	Create Medic Co., Ltd.	28,000	220,794	0.0%
#	Daiken Medical Co., Ltd.	95,800	728,641	0.0%
	Daito Pharmaceutical Co., Ltd.	67,480	1,853,606	0.1%
	Eiken Chemical Co., Ltd.	93,900	2,056,681	0.1%
	EPS Holdings, Inc.	185,100	2,325,535	0.1%
	FALCO HOLDINGS Co., Ltd.	44,000	575,374	0.0%
	FINDEX, Inc.	91,500	1,195,193	0.1%
	Fuji Pharma Co., Ltd.	42,100	932,572	0.0%
	Fukuda Denshi Co., Ltd.	200	11,572	0.0%
	Fuso Pharmaceutical Industries, Ltd.	415,000	1,108,315	0.0%
#	Hogy Medical Co., Ltd.	71,000	4,941,450	0.2%
	Iwaki & Co., Ltd.	154,000	270,921	0.0%
	Japan Lifeline Co., Ltd.	30,800	1,247,416	0.1%
#	Japan Medical Dynamic Marketing, Inc.	108,100	730,046	0.0%

13

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Jeol, Ltd.	512,000	$1,960,904	0.1%
	JMS Co., Ltd.	157,000	432,371	0.0%
	Kawasumi Laboratories, Inc.	69,100	390,698	0.0%
	Kissei Pharmaceutical Co., Ltd.	82,000	1,645,163	0.1%
	KYORIN Holdings, Inc.	276,100	5,414,017	0.2%
	Linical Co., Ltd.	57,800	915,866	0.0%
#	Mani, Inc.	121,000	2,062,037	0.1%
#	Mochida Pharmaceutical Co., Ltd.	78,399	6,335,221	0.2%
	N Field Co., Ltd.	52,800	919,706	0.0%
#	Nagaileben Co., Ltd.	51,200	1,228,974	0.1%
	Nakanishi, Inc.	116,900	3,441,375	0.1%
	ND Software Co., Ltd.	5,200	40,388	0.0%
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	5,399,898	0.2%
#	Nichii Gakkan Co.	284,300	1,929,513	0.1%
	Nihon Kohden Corp.	82,600	2,324,170	0.1%
	Nikkiso Co., Ltd.	361,500	2,337,285	0.1%
	Nippon Chemiphar Co., Ltd.	171,000	768,576	0.0%
#	Nipro Corp.	702,100	8,722,607	0.3%
	Nissui Pharmaceutical Co., Ltd.	67,400	740,905	0.0%
	Paramount Bed Holdings Co., Ltd.	114,200	5,796,755	0.2%
	Rion Co., Ltd.	42,300	578,898	0.0%
	Rohto Pharmaceutical Co., Ltd.	546,700	8,331,787	0.3%
	Seed Co., Ltd.	8,200	94,548	0.0%
	Ship Healthcare Holdings, Inc.	279,700	8,705,345	0.3%
	Shofu, Inc.	35,700	454,257	0.0%
	Software Service, Inc.	17,400	720,143	0.0%
#	Taiko Pharmaceutical Co., Ltd.	55,700	861,281	0.0%
	Techno Medica Co., Ltd.	26,400	383,472	0.0%
#	Toho Holdings Co., Ltd.	321,000	7,735,189	0.3%
	Tokai Corp/Gifu	54,500	1,645,126	0.1%
	Torii Pharmaceutical Co., Ltd.	72,100	1,675,182	0.1%
	Towa Pharmaceutical Co., Ltd.	59,100	3,086,041	0.1%
#	Tsukui Corp.	169,500	3,003,879	0.1%
	Tsumura & Co.	348,700	9,458,027	0.3%
	Uchiyama Holdings Co., Ltd.	24,200	103,092	0.0%
#	Vital KSK Holdings, Inc.	193,400	1,829,655	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	243,782	0.0%
	WIN-Partners Co., Ltd.	14,100	193,899	0.0%
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,457,389	0.1%
Total Health Care			131,831,693	4.7%

Industrials — (24.6%)
#	A&A Material Corp.	127,000	102,160	0.0%
	Abist Co., Ltd.	1,300	26,305	0.0%
	Advan Co., Ltd.	167,700	1,856,827	0.1%
	Advanex, Inc.	22,099	258,543	0.0%
#	Aeon Delight Co., Ltd.	111,400	3,034,362	0.1%
	Aica Kogyo Co., Ltd.	314,300	7,182,795	0.3%
	Aichi Corp.	180,400	1,287,480	0.1%
#	Aida Engineering, Ltd.	321,400	2,641,400	0.1%
	AIT Corp.	13,900	112,582	0.0%
	Ajis Co., Ltd.	3,600	200,681	0.0%

14

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Alinco, Inc.	66,400	$623,212	0.0%
	Alps Logistics Co., Ltd.	98,600	504,598	0.0%
	Altech Corp.	44,750	891,336	0.0%
	Anest Iwata Corp.	180,100	1,550,576	0.1%
#*	Arrk Corp.	422,400	298,489	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	2,541,321	0.1%
	Asahi Kogyosha Co., Ltd.	122,000	582,924	0.0%
	Asanuma Corp.	383,000	790,773	0.0%
#*	Asia Growth Capital, Ltd.	389,900	298,648	0.0%
	Asunaro Aoki Construction Co., Ltd.	142,800	958,600	0.0%
	Bando Chemical Industries, Ltd.	462,000	2,232,426	0.1%
	Benefit One, Inc.	96,900	2,901,530	0.1%
	Bunka Shutter Co., Ltd.	310,800	2,492,951	0.1%
	Canare Electric Co., Ltd.	2,300	40,603	0.0%
	Career Design Center Co., Ltd.	28,800	265,455	0.0%
	Central Glass Co., Ltd.	1,214,000	5,219,336	0.2%
	Central Security Patrols Co., Ltd.	43,600	900,898	0.0%
	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	230,535	0.0%
	Chiyoda Corp.	932,000	6,163,416	0.2%
	Chiyoda Integre Co., Ltd.	74,300	1,375,391	0.1%
	Chudenko Corp.	121,200	2,443,940	0.1%
	Chugai Ro Co., Ltd.	373,000	788,106	0.0%
	CKD Corp.	341,900	2,556,981	0.1%
	Comany, Inc.	1,700	27,335	0.0%
	COMSYS Holdings Corp.	241,700	3,918,557	0.2%
#	Cosel Co., Ltd.	119,500	1,223,002	0.1%
	CTI Engineering Co., Ltd.	72,300	582,845	0.0%
	Dai-Dan Co., Ltd.	155,000	1,145,268	0.1%
	Daido Kogyo Co., Ltd.	200,000	368,656	0.0%
	Daifuku Co., Ltd.	579,400	10,376,936	0.4%
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	477,950	0.0%
	Daihen Corp.	620,000	2,715,672	0.1%
#	Daiho Corp.	466,000	2,089,828	0.1%
	Daiichi Jitsugyo Co., Ltd.	251,000	1,083,571	0.0%
	Daiseki Co., Ltd.	212,563	4,110,814	0.2%
#	Daiseki Eco. Solution Co., Ltd.	15,600	167,682	0.0%
#	Daisue Construction Co., Ltd.	35,100	323,629	0.0%
	Daiwa Industries, Ltd.	173,000	1,488,923	0.1%
#*	Danto Holdings Corp.	165,000	303,371	0.0%
	Denyo Co., Ltd.	85,300	882,728	0.0%
#	DMG Mori Co., Ltd.	434,800	4,195,041	0.2%
	DMW Corp.	4,800	83,502	0.0%
	Duskin Co., Ltd.	224,100	3,784,209	0.1%
	Ebara Corp.	8,000	44,070	0.0%
#	Ebara Jitsugyo Co., Ltd.	39,300	461,186	0.0%
	Eidai Co., Ltd.	115,000	444,216	0.0%
	en-japan, Inc.	124,800	2,318,428	0.1%
	Endo Lighting Corp.	60,200	541,651	0.0%
*	Enshu, Ltd.	245,000	134,274	0.0%
	First Energy Service Co., Ltd. (The)	16,200	115,982	0.0%
	Freund Corp.	19,800	278,923	0.0%
#	Fudo Tetra Corp.	1,040,800	1,571,173	0.1%

15

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Fuji Machine Manufacturing Co., Ltd.	89,700	$813,489	0.0%
	Fujikura, Ltd.	1,935,000	8,937,254	0.3%
#	Fujisash Co., Ltd.	440,000	370,425	0.0%
	Fujitec Co., Ltd.	436,800	3,771,772	0.1%
	Fukuda Corp.	395,000	4,032,933	0.2%
	Fukushima Industries Corp.	78,100	2,302,053	0.1%
#	Fukuyama Transporting Co., Ltd.	751,400	3,952,865	0.2%
#	FULLCAST Holdings Co., Ltd.	114,300	951,091	0.0%
	Funai Soken Holdings, Inc.	147,860	2,006,884	0.1%
	Furukawa Co., Ltd.	1,761,000	2,486,040	0.1%
	Furukawa Electric Co., Ltd.	4,628,000	10,723,047	0.4%
	Furusato Industries, Ltd.	52,000	629,359	0.0%
#	Futaba Corp.	127,100	2,421,246	0.1%
	Gecoss Corp.	104,400	1,018,036	0.0%
	Giken, Ltd.	2,400	44,804	0.0%
	Glory, Ltd.	268,900	7,316,648	0.3%
	GS Yuasa Corp.	1,500,000	5,752,918	0.2%
#	Hamakyorex Co., Ltd.	87,800	1,622,870	0.1%
	Hanwa Co., Ltd.	1,221,000	6,378,898	0.2%
#	Harmonic Drive Systems, Inc.	115,500	3,284,661	0.1%
#	Hazama Ando Corp.	1,082,400	6,012,144	0.2%
	Hibiya Engineering, Ltd.	117,500	1,741,354	0.1%
	Hirakawa Hewtech Corp.	6,000	49,351	0.0%
	Hirano Tecseed Co., Ltd.	5,600	46,019	0.0%
	Hisaka Works, Ltd.	100,200	826,743	0.0%
	Hitachi Koki Co., Ltd.	311,600	1,863,620	0.1%
	Hitachi Transport System, Ltd.	278,000	4,573,322	0.2%
	Hitachi Zosen Corp.	991,379	4,796,201	0.2%
	Hito Communications, Inc.	20,200	402,984	0.0%
	Hokuetsu Industries Co., Ltd.	105,900	593,396	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	23,000	159,753	0.0%
	Hosokawa Micron Corp.	179,000	921,440	0.0%
	Howa Machinery, Ltd.	72,100	363,644	0.0%
#	Ichiken Co., Ltd.	143,000	367,191	0.0%
	Ichinen Holdings Co., Ltd.	114,200	1,026,732	0.0%
	Idec Corp.	160,200	1,418,409	0.1%
#	Iino Kaiun Kaisha, Ltd.	521,100	1,927,798	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	4,750,525	0.2%
#	Inaba Seisakusho Co., Ltd.	49,700	648,216	0.0%
	Inabata & Co., Ltd.	296,300	2,689,400	0.1%
#	Inui Global Logistics Co., Ltd.	71,880	644,219	0.0%
#	Iseki & Co., Ltd.	1,110,000	2,424,874	0.1%
	Ishii Iron Works Co., Ltd.	110,000	153,665	0.0%
	Itoki Corp.	215,800	1,192,123	0.1%
	Iwasaki Electric Co., Ltd.	372,000	492,865	0.0%
	Iwatani Corp.	1,087,000	6,166,175	0.2%
#	JAC Recruitment Co., Ltd.	65,300	1,100,197	0.0%
#	Jalux, Inc.	38,600	645,971	0.0%
#	Jamco Corp.	68,400	1,252,788	0.1%
	Japan Foundation Engineering Co., Ltd.	119,500	398,531	0.0%
	Japan Pulp & Paper Co., Ltd.	465,000	1,489,677	0.1%
	Japan Steel Works, Ltd. (The)	1,992,000	9,105,136	0.3%

16

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Japan Transcity Corp.	242,000	$805,879	0.0%
	JK Holdings Co., Ltd.	89,940	396,275	0.0%
	Juki Corp.	185,800	1,667,719	0.1%
	Kamei Corp.	148,700	1,190,714	0.1%
	Kanaden Corp.	110,600	933,316	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,073,597	0.0%
	Kanamoto Co., Ltd.	171,600	3,343,876	0.1%
	Kandenko Co., Ltd.	626,000	5,120,629	0.2%
	Kanematsu Corp.	2,395,625	3,785,718	0.1%
#	Katakura Industries Co., Ltd.	136,100	1,512,300	0.1%
#	Kato Works Co., Ltd.	309,000	1,192,996	0.1%
#	KAWADA TECHNOLOGIES, Inc.	53,700	1,770,266	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	261,812	0.0%
#	Kawasaki Kisen Kaisha, Ltd.	3,035,000	7,153,895	0.3%
	Keihin Co., Ltd.	249,000	315,138	0.0%
#*	KI Holdings Co., Ltd.	88,000	271,327	0.0%
	Kimura Chemical Plants Co., Ltd.	39,900	115,738	0.0%
#	King Jim Co., Ltd.	13,000	103,457	0.0%
#	Kinki Sharyo Co., Ltd.	153,000	372,127	0.0%
	Kintetsu World Express, Inc.	155,600	1,885,015	0.1%
	Kitagawa Iron Works Co., Ltd.	496,000	815,072	0.0%
	Kitano Construction Corp.	259,000	641,132	0.0%
#	Kito Corp.	108,500	861,511	0.0%
	Kitz Corp.	543,500	2,579,045	0.1%
*	Kobe Electric Railway Co., Ltd.	33,000	116,699	0.0%
	Kobelco Eco-Solutions Co., Ltd.	97,000	360,715	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	309,581	0.0%
#	Kokusai Co., Ltd.	40,400	330,833	0.0%
	Kokuyo Co., Ltd.	525,125	7,480,460	0.3%
#	KOMAIHALTEC, Inc.	227,000	437,826	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	588,098	0.0%
	Komori Corp.	348,700	3,903,102	0.1%
	Kondotec, Inc.	124,000	901,201	0.0%
	Konoike Transport Co., Ltd.	71,800	747,323	0.0%
#*	Kosaido Co., Ltd.	248,600	733,192	0.0%
	KRS Corp.	36,200	934,698	0.0%
	Kumagai Gumi Co., Ltd.	1,954,000	5,538,045	0.2%
#	Kuroda Electric Co., Ltd.	219,100	3,763,261	0.1%
	Kyodo Printing Co., Ltd.	506,000	1,551,035	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	103,022	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	1,745,040	0.1%
	Kyoritsu Printing Co., Ltd.	105,300	300,728	0.0%
	Kyowa Exeo Corp.	481,800	6,027,674	0.2%
#	Kyudenko Corp.	219,000	6,482,205	0.2%
#	Link And Motivation, Inc.	251,400	521,925	0.0%
	Lonseal Corp.	116,000	158,657	0.0%
	Maeda Corp.	821,000	6,425,198	0.2%
	Maeda Kosen Co., Ltd.	107,600	1,013,429	0.0%
	Maeda Road Construction Co., Ltd.	387,000	6,610,179	0.2%
	Maezawa Industries, Inc.	35,700	87,473	0.0%
	Maezawa Kasei Industries Co., Ltd.	45,600	447,396	0.0%
	Maezawa Kyuso Industries Co., Ltd.	48,200	616,866	0.0%

17

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Makino Milling Machine Co., Ltd.	655,000	$3,347,395	0.1%
	Marubeni Construction Material Lease Co., Ltd.	75,000	126,090	0.0%
#	Marufuji Sheet Piling Co., Ltd.	58,000	123,573	0.0%
	Maruka Machinery Co., Ltd.	32,200	351,331	0.0%
	Maruwa Unyu Kikan Co., Ltd.	15,000	457,149	0.0%
	Maruyama Manufacturing Co., Inc.	230,000	363,273	0.0%
	Maruzen Co., Ltd.	46,000	425,644	0.0%
	Maruzen Showa Unyu Co., Ltd.	300,000	1,100,379	0.0%
	Matsuda Sangyo Co., Ltd.	81,082	997,585	0.0%
	Matsui Construction Co., Ltd.	133,800	1,417,459	0.1%
	Max Co., Ltd.	191,000	2,170,439	0.1%
	Meidensha Corp.	1,171,050	3,808,843	0.1%
	Meiji Shipping Co., Ltd.	111,000	336,357	0.0%
#	Meisei Industrial Co., Ltd.	251,000	1,084,631	0.0%
#	Meitec Corp.	181,300	6,162,561	0.2%
#	Meiwa Corp.	158,000	468,591	0.0%
	Mesco, Inc.	22,000	185,713	0.0%
	METAWATER Co., Ltd.	16,700	453,746	0.0%
	Mie Kotsu Group Holdings, Inc.	73,900	269,170	0.0%
	Mirait Holdings Corp.	374,085	3,677,824	0.1%
	Mitani Corp.	68,200	1,849,109	0.1%
	Mitsubishi Kakoki Kaisha, Ltd.	70,000	123,033	0.0%
#	Mitsubishi Logistics Corp.	26,000	363,748	0.0%
	Mitsubishi Nichiyu Forklift Co., Ltd.	177,700	1,000,110	0.0%
#	Mitsubishi Pencil Co., Ltd.	100,300	4,700,747	0.2%
	Mitsuboshi Belting, Ltd.	328,000	2,557,406	0.1%
#	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,040,371	0.3%
	Mitsui Matsushima Co., Ltd.	847,000	845,343	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,675,216	0.1%
	Mitsumura Printing Co., Ltd.	93,000	164,745	0.0%
#	Miyaji Engineering Group, Inc.	332,175	430,925	0.0%
	Morita Holdings Corp.	227,700	3,007,317	0.1%
#	NAC Co., Ltd.	58,900	483,504	0.0%
#	Nachi-Fujikoshi Corp.	1,045,000	3,185,945	0.1%
	Nagase & Co., Ltd.	427,400	4,727,552	0.2%
	Nakabayashi Co., Ltd.	211,000	491,305	0.0%
	Nakano Corp.	14,800	60,608	0.0%
	Namura Shipbuilding Co., Ltd.	220,728	1,221,023	0.1%
	Narasaki Sangyo Co., Ltd.	103,000	246,338	0.0%
	NDS Co., Ltd.	241,000	591,781	0.0%
#	NEC Capital Solutions, Ltd.	44,600	612,228	0.0%
	Nichias Corp.	587,000	4,493,111	0.2%
	Nichiban Co., Ltd.	139,000	1,046,106	0.0%
	Nichiden Corp.	22,600	690,074	0.0%
	Nichiha Corp.	144,480	2,283,160	0.1%
	Nichireki Co., Ltd.	148,000	920,669	0.0%
	Nihon Flush Co., Ltd.	3,600	42,439	0.0%
	Nihon Trim Co., Ltd.	18,200	1,264,669	0.1%
	Nikkato Corp.	700	2,471	0.0%
	Nikko Co., Ltd.	155,000	447,509	0.0%
	Nikkon Holdings Co., Ltd.	356,800	6,411,295	0.2%
	Nippi, Inc.	16,000	104,056	0.0%
18

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nippo Corp.	178,000	$3,027,851	0.1%
	Nippon Air Conditioning Services Co., Ltd.	32,000	160,161	0.0%
#	Nippon Carbon Co., Ltd.	648,000	1,228,955	0.1%
	Nippon Densetsu Kogyo Co., Ltd.	227,300	3,824,850	0.1%
	Nippon Filcon Co., Ltd.	70,900	284,654	0.0%
	Nippon Hume Corp.	129,400	681,129	0.0%
	Nippon Kanzai Co., Ltd.	88,700	1,407,028	0.1%
#	Nippon Koei Co., Ltd.	390,000	1,182,413	0.1%
#	Nippon Parking Development Co., Ltd.	1,197,800	1,444,801	0.1%
	Nippon Rietec Co., Ltd.	7,000	60,239	0.0%
	Nippon Road Co., Ltd. (The)	384,000	1,477,950	0.1%
	Nippon Seisen Co., Ltd.	100,000	395,450	0.0%
#*	Nippon Sharyo, Ltd.	422,000	1,108,600	0.0%
#*	Nippon Sheet Glass Co., Ltd.	5,848,000	3,683,237	0.1%
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,087,959	0.1%
	Nippon Thompson Co., Ltd.	410,000	1,246,729	0.1%
	Nippon Tungsten Co., Ltd.	62,000	98,786	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,196,000	6,206,623	0.2%
	Nishimatsu Construction Co., Ltd.	1,794,000	8,363,400	0.3%
	Nishio Rent All Co., Ltd.	92,500	1,892,161	0.1%
#	Nissei ASB Machine Co., Ltd.	52,300	871,531	0.0%
	Nissei Corp.	37,900	351,962	0.0%
	Nissei Plastic Industrial Co., Ltd.	184,500	1,119,820	0.1%
#	Nissha Printing Co., Ltd.	157,500	2,890,850	0.1%
	Nisshinbo Holdings, Inc.	870,500	7,887,014	0.3%
	Nissin Corp.	399,000	1,193,884	0.1%
	Nissin Electric Co., Ltd.	279,000	4,129,558	0.2%
	Nitta Corp.	103,700	2,350,109	0.1%
	Nitto Boseki Co., Ltd.	934,000	3,157,450	0.1%
	Nitto Kogyo Corp.	159,700	1,985,464	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,457,496	0.1%
	Nitto Seiko Co., Ltd.	149,000	398,566	0.0%
#	Nittoc Construction Co., Ltd.	124,000	473,856	0.0%
#	Nittoku Engineering Co., Ltd.	81,900	1,058,431	0.0%
	NJS Co., Ltd.	30,200	330,845	0.0%
	Noda Corp.	153,600	778,886	0.0%
#	Nomura Co., Ltd.	218,200	3,275,935	0.1%
	Noritake Co., Ltd.	642,000	1,463,351	0.1%
	Noritz Corp.	172,400	3,079,006	0.1%
	NS United Kaiun Kaisha, Ltd.	599,000	759,495	0.0%
	NTN Corp.	1,833,000	4,946,087	0.2%
	Obara Group, Inc.	79,200	2,944,744	0.1%
	Obayashi Road Corp.	166,300	1,037,798	0.0%
#	Odelic Co., Ltd.	17,900	613,830	0.0%
	Oiles Corp.	151,350	2,383,897	0.1%
#	Okabe Co., Ltd.	242,100	1,722,391	0.1%
	Okamoto Machine Tool Works, Ltd.	205,000	221,091	0.0%
	Okamura Corp.	381,900	3,802,487	0.1%
#	OKK Corp.	425,000	405,687	0.0%
#	OKUMA Corp.	818,000	5,377,199	0.2%
	Okumura Corp.	999,400	5,525,685	0.2%
	Onoken Co., Ltd.	84,600	953,432	0.0%

19

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Organo Corp.	228,000	$857,905	0.0%
#	OSG Corp.	452,700	7,541,218	0.3%
#	OSJB Holdings Corp.	249,800	458,115	0.0%
	Outsourcing, Inc.	66,100	3,044,471	0.1%
	Oyo Corp.	93,700	1,033,759	0.0%
	Paraca, Inc.	1,600	23,234	0.0%
#	Pasco Corp.	124,000	371,872	0.0%
#	Pasona Group, Inc.	126,800	875,762	0.0%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,100	34,472	0.0%
#	Penta-Ocean Construction Co., Ltd.	1,719,600	9,092,767	0.3%
	Pilot Corp.	188,800	8,136,961	0.3%
#	Prestige International, Inc.	119,200	1,771,034	0.1%
	Pronexus, Inc.	126,400	1,235,525	0.1%
#	PS Mitsubishi Construction Co., Ltd.	137,300	493,097	0.0%
	Punch Industry Co., Ltd.	2,800	20,961	0.0%
	Quick Co., Ltd.	17,000	128,393	0.0%
	Raito Kogyo Co., Ltd.	307,100	3,207,725	0.1%
	Rheon Automatic Machinery Co., Ltd.	98,200	523,163	0.0%
	Ryobi, Ltd.	790,200	3,282,508	0.1%
	Sakai Heavy Industries, Ltd.	237,000	387,076	0.0%
	Sakai Moving Service Co., Ltd.	50,100	1,363,617	0.1%
	Sanki Engineering Co., Ltd.	297,600	2,372,151	0.1%
#	Sanko Metal Industrial Co., Ltd.	136,000	379,916	0.0%
#	Sankyo Tateyama, Inc.	166,200	2,340,280	0.1%
	Sankyu, Inc.	1,540,000	8,266,361	0.3%
	Sanoyas Holdings Corp.	40,600	64,728	0.0%
	Sanwa Holdings Corp.	1,232,600	11,204,369	0.4%
	Sanyo Denki Co., Ltd.	259,000	1,171,569	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	282,386	0.0%
	Sanyo Industries, Ltd.	99,000	157,380	0.0%
	Sanyo Trading Co., Ltd.	5,700	65,649	0.0%
#	Sata Construction Co., Ltd.	85,399	296,770	0.0%
	Sato Holdings Corp.	149,800	2,807,455	0.1%
	Sato Shoji Corp.	66,800	390,849	0.0%
	SBS Holdings, Inc.	106,900	769,940	0.0%
	Secom Joshinetsu Co., Ltd.	32,900	1,104,939	0.0%
#	Seibu Electric Industry Co., Ltd.	70,000	266,431	0.0%
	Seika Corp.	313,000	741,590	0.0%
	Seikitokyu Kogyo Co., Ltd.	178,300	843,102	0.0%
	Seino Holdings Co., Ltd.	230,500	2,113,065	0.1%
	Sekisui Jushi Corp.	176,700	2,516,279	0.1%
#	Senko Co., Ltd.	561,100	3,378,919	0.1%
	Senshu Electric Co., Ltd.	35,100	540,800	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	263,000	703,607	0.0%
	Shibuya Corp.	89,100	1,469,279	0.1%
#	Shima Seiki Manufacturing, Ltd.	161,400	3,121,284	0.1%
	Shin Nippon Air Technologies Co., Ltd.	86,280	833,651	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	181,000	675,257	0.0%
	Shinmaywa Industries, Ltd.	550,000	3,413,726	0.1%
	Shinnihon Corp.	186,700	1,227,268	0.1%
	Shinsho Corp.	279,000	453,658	0.0%
	Shinwa Co., Ltd.	17,700	234,295	0.0%

20

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Shoko Co., Ltd.	198,000	$137,060	0.0%
	Showa Aircraft Industry Co., Ltd.	15,837	139,628	0.0%
	Sinfonia Technology Co., Ltd.	644,000	1,049,602	0.0%
	Sinko Industries, Ltd.	110,700	1,237,281	0.1%
	Sintokogio, Ltd.	265,000	1,984,125	0.1%
	Soda Nikka Co., Ltd.	67,000	296,760	0.0%
#	Sodick Co., Ltd.	249,500	1,930,176	0.1%
#	Space Co., Ltd.	63,920	740,701	0.0%
#	Srg Takamiya Co., Ltd.	110,500	458,131	0.0%
#	Star Micronics Co., Ltd.	221,700	2,338,052	0.1%
	Subaru Enterprise Co., Ltd.	55,000	206,434	0.0%
	Sugimoto & Co., Ltd.	30,500	334,747	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,137,222	0.1%
#	Sumitomo Mitsui Construction Co., Ltd.	5,051,300	4,270,979	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	569,700	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,076,972	0.2%
*	SWCC Showa Holdings Co., Ltd.	1,562,000	857,642	0.0%
	Tadano, Ltd.	591,700	4,940,452	0.2%
	Taihei Dengyo Kaisha, Ltd.	165,000	1,676,612	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	270,529	0.0%
	Taikisha, Ltd.	147,000	3,650,843	0.1%
	Takamatsu Construction Group Co., Ltd.	80,000	1,869,937	0.1%
#	Takano Co., Ltd.	49,400	290,590	0.0%
	Takaoka Toko Co., Ltd.	44,320	718,936	0.0%
	Takara Printing Co., Ltd.	39,855	500,928	0.0%
	Takara Standard Co., Ltd.	507,000	4,588,877	0.2%
#	Takasago Thermal Engineering Co., Ltd.	331,300	3,914,594	0.1%
	Takashima & Co., Ltd.	225,000	340,827	0.0%
#	Takeei Corp.	121,800	1,108,315	0.0%
#	Takeuchi Manufacturing Co., Ltd.	205,200	2,672,677	0.1%
#	Takigami Steel Construction Co., Ltd. (The)	50,000	212,875	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	439,695	0.0%
	Takuma Co., Ltd.	414,000	3,673,539	0.1%
#	Tanseisha Co., Ltd.	170,049	1,261,938	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	723,541	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	529,891	0.0%
	Techno Ryowa, Ltd.	69,390	380,243	0.0%
	TechnoPro Holdings, Inc.	20,200	628,995	0.0%
	Teikoku Electric Manufacturing Co., Ltd.	94,600	717,172	0.0%
	Teikoku Sen-I Co., Ltd.	102,100	1,282,500	0.1%
#	Tekken Corp.	431,000	1,245,138	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	163,857	0.0%
	Toa Corp.	1,103,000	1,759,060	0.1%
	TOA ROAD Corp.	266,000	693,514	0.0%
#	Tobishima Corp.	1,073,200	1,795,962	0.1%
	Tocalo Co., Ltd.	83,100	1,346,671	0.1%
	Toda Corp.	1,214,000	5,251,993	0.2%
	Toenec Corp.	212,000	1,076,413	0.0%
	Togami Electric Manufacturing Co., Ltd.	20,000	73,681	0.0%
#	TOKAI Holdings Corp.	528,400	3,358,889	0.1%
#	Tokai Lease Co., Ltd.	154,000	290,390	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,413,556	0.1%

21

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Tokyo Keiki, Inc.	354,000	$537,229	0.0%
*	Tokyo Kikai Seisakusho, Ltd.	205,000	72,253	0.0%
	Tokyo Sangyo Co., Ltd.	81,000	272,826	0.0%
	Tokyu Construction Co., Ltd.	86,500	789,551	0.0%
	Toli Corp.	261,000	735,750	0.0%
	Tomoe Corp.	152,000	481,447	0.0%
#	Tomoe Engineering Co., Ltd.	37,200	535,573	0.0%
	Tonami Holdings Co., Ltd.	308,000	785,748	0.0%
	Toppan Forms Co., Ltd.	298,500	3,084,465	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,162,336	0.1%
	Toshiba Machine Co., Ltd.	663,000	2,005,508	0.1%
#	Toshiba Plant Systems & Services Corp.	262,650	4,297,347	0.2%
#	Tosho Printing Co., Ltd.	227,000	1,104,024	0.0%
	Totetsu Kogyo Co., Ltd.	148,900	4,111,441	0.2%
	Toyo Construction Co., Ltd.	418,800	1,897,767	0.1%
	Toyo Denki Seizo K.K.	207,000	530,160	0.0%
#	Toyo Engineering Corp.	788,400	2,617,465	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	299,951	0.0%
	Toyo Tanso Co., Ltd.	67,000	857,860	0.0%
	Toyo Wharf & Warehouse Co., Ltd.	340,000	466,326	0.0%
	Trancom Co., Ltd.	42,000	2,772,196	0.1%
	Trinity Industrial Corp.	19,000	81,241	0.0%
	Trusco Nakayama Corp.	112,700	5,682,922	0.2%
	Trust Tech, Inc.	48,900	644,695	0.0%
	Tsubakimoto Chain Co.	852,700	5,270,584	0.2%
	Tsubakimoto Kogyo Co., Ltd.	117,000	295,845	0.0%
#*	Tsudakoma Corp.	294,000	288,033	0.0%
#	Tsugami Corp.	395,000	1,499,151	0.1%
	Tsukishima Kikai Co., Ltd.	132,100	1,238,279	0.1%
	Tsurumi Manufacturing Co., Ltd.	92,200	1,112,297	0.1%
	TTK Co., Ltd.	62,000	283,337	0.0%
	Uchida Yoko Co., Ltd.	297,000	1,322,234	0.1%
	Ueki Corp.	348,000	687,992	0.0%
#	Union Tool Co.	50,900	1,392,936	0.1%
	Ushio, Inc.	562,400	6,607,398	0.2%
	Utoc Corp.	98,700	291,992	0.0%
#	Wakachiku Construction Co., Ltd.	1,052,000	1,529,524	0.1%
	Wakita & Co., Ltd.	219,800	1,450,988	0.1%
	WDB Holdings Co., Ltd.	11,400	87,751	0.0%
	Weathernews, Inc.	27,800	978,368	0.0%
	World Holdings Co., Ltd.	31,400	529,276	0.0%
#	Yahagi Construction Co., Ltd.	159,400	1,282,364	0.1%
	YAMABIKO Corp.	184,328	1,340,826	0.1%
	Yamada Consulting Group Co., Ltd.	3,500	151,350	0.0%
	Yamato Corp.	82,000	415,646	0.0%
	Yamaura Corp.	16,200	82,140	0.0%
	Yamazen Corp.	308,500	2,461,756	0.1%
	Yasuda Logistics Corp.	94,300	562,866	0.0%
	Yokogawa Bridge Holdings Corp.	177,600	1,766,463	0.1%
	Yondenko Corp.	128,800	491,482	0.0%
	Yuasa Trading Co., Ltd.	105,000	2,166,250	0.1%
	Yuken Kogyo Co., Ltd.	196,000	312,705	0.0%

22

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Yumeshin Holdings Co., Ltd.	154,700	$1,004,937	0.0%
	Yurtec Corp.	249,000	1,702,083	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,089,266	0.0%
	Yushin Precision Equipment Co., Ltd.	28,500	503,401	0.0%
	Zenitaka Corp. (The)	5,000	16,513	0.0%
#	Zuiko Corp.	18,600	794,555	0.0%
Total Industrials			765,859,351	27.3%

Information Technology — (11.1%)
#	A&D Co., Ltd.	113,900	414,265	0.0%
#	Advantest Corp.	341,400	3,808,668	0.1%
#	Ai Holdings Corp.	247,200	5,789,468	0.2%
	Aichi Tokei Denki Co., Ltd.	187,000	545,983	0.0%
#	Aiphone Co., Ltd.	71,900	1,193,251	0.1%
#	Aisan Technology Co., Ltd.	9,000	408,771	0.0%
	Alpha Systems, Inc.	32,560	520,310	0.0%
	Amano Corp.	374,300	6,520,063	0.2%
#	Anritsu Corp.	873,500	5,040,647	0.2%
	AOI Electronics Co., Ltd.	26,900	514,164	0.0%
	Argo Graphics, Inc.	22,600	349,981	0.0%
	Arisawa Manufacturing Co., Ltd.	198,400	1,012,357	0.0%
#	ArtSpark Holdings, Inc.	32,000	547,991	0.0%
	Asahi Net, Inc.	64,500	281,825	0.0%
#	Ateam, Inc.	62,600	1,089,177	0.0%
	Axell Corp.	44,900	295,605	0.0%
	Azbil Corp.	190,300	5,604,272	0.2%
	Broadband Tower, Inc.	102,900	192,465	0.0%
	Broadleaf Co., Ltd.	120,900	1,114,256	0.0%
	CAC Holdings Corp.	55,300	424,508	0.0%
	Canon Electronics, Inc.	132,000	1,823,390	0.1%
#	Capcom Co., Ltd.	294,600	6,798,452	0.3%
	Chino Corp.	35,900	342,734	0.0%
	Citizen Holdings Co., Ltd.	737,500	3,589,576	0.1%
#*	CMK Corp.	260,100	1,049,673	0.0%
	Computer Engineering & Consulting, Ltd.	74,200	995,154	0.0%
	Computer Institute of Japan, Ltd.	17,100	75,570	0.0%
	Comture Corp.	16,100	545,361	0.0%
	CONEXIO Corp.	114,700	1,437,670	0.1%
#	COOKPAD, Inc.	287,400	3,522,942	0.1%
#	Cresco, Ltd.	26,500	601,480	0.0%
#	CROOZ, Inc.	39,700	777,333	0.0%
#	Dai-ichi Seiko Co., Ltd.	55,600	529,712	0.0%
#	Daishinku Corp.	188,000	481,832	0.0%
	Daito Electron Co., Ltd.	5,900	33,264	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	2,515,132	0.1%
	Denki Kogyo Co., Ltd.	258,000	1,122,386	0.0%
	Densan System Co., Ltd.	1,600	23,168	0.0%
	Digital Arts, Inc.	58,200	1,731,980	0.1%
#	Digital Garage, Inc.	89,100	2,079,089	0.1%
	Dip Corp.	91,500	2,468,639	0.1%
	DKK-Toa Corp.	38,200	165,142	0.0%
	DTS Corp.	122,000	2,268,916	0.1%

23

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Eizo Corp.	104,200	$2,788,278	0.1%
	Elecom Co., Ltd.	102,900	2,139,870	0.1%
	Elematec Corp.	52,271	1,051,516	0.0%
	EM Systems Co., Ltd.	39,000	463,033	0.0%
#	Enplas Corp.	59,300	1,563,332	0.1%
	ESPEC Corp.	101,900	1,265,630	0.1%
#	Excel Co., Ltd.	49,300	636,497	0.0%
#	F@N Communications, Inc.	236,400	1,833,295	0.1%
	Faith, Inc.	27,910	294,247	0.0%
#*	FDK Corp.	552,000	421,330	0.0%
	Ferrotec Corp.	174,000	2,466,254	0.1%
	Forval Corp.	4,700	33,946	0.0%
	Fuji Soft, Inc.	116,600	2,760,316	0.1%
#	Fujitsu Frontech, Ltd.	75,300	701,010	0.0%
	Fukui Computer Holdings, Inc.	2,100	43,210	0.0%
	Furuno Electric Co., Ltd.	137,500	703,261	0.0%
	Furuya Metal Co., Ltd.	11,800	165,115	0.0%
	Fusion Partners Co.	26,400	130,485	0.0%
	Future Corp.	129,200	945,736	0.0%
	GMO internet, Inc.	410,800	4,280,912	0.2%
#	GMO Payment Gateway, Inc.	98,500	5,598,408	0.2%
*	Gree, Inc.	672,200	3,809,792	0.1%
	Gurunavi, Inc.	172,800	5,010,306	0.2%
	Hagiwara Electric Co., Ltd.	7,100	134,005	0.0%
	Hakuto Co., Ltd.	80,700	672,020	0.0%
#	Hearts United Group Co., Ltd.	42,400	1,180,855	0.1%
#	Hioki EE Corp.	48,900	926,383	0.0%
	Hitachi Kokusai Electric, Inc.	332,500	5,568,271	0.2%
	Hitachi Maxell, Ltd.	92,300	1,255,842	0.1%
#	Hochiki Corp.	140,000	1,543,402	0.1%
#	Hokuriku Electric Industry Co., Ltd.	482,000	510,500	0.0%
#	Horiba, Ltd.	212,650	9,356,343	0.3%
	Hosiden Corp.	301,000	1,871,369	0.1%
	I-Net Corp.	53,900	552,388	0.0%
	Ibiden Co., Ltd.	386,878	4,374,217	0.2%
	Icom, Inc.	47,800	936,959	0.0%
#	Ikegami Tsushinki Co., Ltd.	339,000	383,467	0.0%
	Imagica Robot Holdings, Inc.	53,800	237,085	0.0%
	Ines Corp.	183,900	1,820,391	0.1%
	Infocom Corp.	80,400	1,234,068	0.1%
#	Infomart Corp.	63,400	580,564	0.0%
	Information Services International-Dentsu, Ltd.	75,900	1,185,853	0.1%
	Innotech Corp.	105,000	433,085	0.0%
	Internet Initiative Japan, Inc.	192,400	3,941,524	0.1%
#	Iriso Electronics Co., Ltd.	53,600	2,992,157	0.1%
#	Istyle, Inc.	174,800	1,257,845	0.1%
	IT Holdings Corp.	505,101	11,632,937	0.4%
	Itfor, Inc.	89,200	429,595	0.0%
*	Iwatsu Electric Co., Ltd.	500,000	303,027	0.0%
	Japan Asia Group, Ltd.	43,800	177,730	0.0%
#	Japan Aviation Electronics Industry, Ltd.	309,000	4,262,277	0.2%
	Japan Cash Machine Co., Ltd.	19,200	153,049	0.0%

24

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Japan Digital Laboratory Co., Ltd.	96,600	$1,313,604	0.1%
#*	Japan Display, Inc.	1,967,700	3,201,088	0.1%
#	Japan Material Co., Ltd.	40,700	1,651,082	0.1%
#	Japan Radio Co., Ltd.	355,000	896,530	0.0%
#	Jastec Co., Ltd.	37,800	354,283	0.0%
#	JBCC Holdings, Inc.	87,500	564,513	0.0%
	Justsystems Corp.	195,400	1,626,063	0.1%
	Kaga Electronics Co., Ltd.	105,100	1,189,353	0.1%
	Kanematsu Electronics, Ltd.	73,000	1,288,250	0.1%
#*	KLab, Inc.	191,400	1,215,947	0.1%
	Koa Corp.	194,100	1,369,618	0.1%
	Kyoei Sangyo Co., Ltd.	13,000	16,101	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	907,203	0.0%
	Kyowa Electronic Instruments Co., Ltd.	135,100	427,794	0.0%
#	LAC Co., Ltd.	87,300	780,403	0.0%
#	Lasertec Corp.	70,800	865,324	0.0%
	Macnica Fuji Electronics Holdings, Inc.	156,550	1,619,807	0.1%
	Mamezou Holdings Co., Ltd.	84,400	761,344	0.0%
	Marubun Corp.	95,700	544,139	0.0%
	Maruwa Co., Ltd.	52,300	1,536,845	0.1%
#	Marvelous, Inc.	196,300	1,612,226	0.1%
	MCJ Co., Ltd.	43,400	210,452	0.0%
#	Megachips Corp.	107,400	1,186,581	0.1%
*	Meiko Electronics Co., Ltd.	111,800	394,776	0.0%
	Melco Holdings, Inc.	75,500	1,547,359	0.1%
#	Micronics Japan Co., Ltd.	178,000	1,584,298	0.1%
	MIMAKI ENGINEERING Co., Ltd.	48,700	213,794	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	92,281	866,853	0.0%
	Miraial Co., Ltd.	29,800	208,222	0.0%
	Miroku Jyoho Service Co., Ltd.	101,000	1,436,329	0.1%
#	Mitsubishi Research Institute, Inc.	35,100	1,072,233	0.0%
#	Mitsui High-Tec, Inc.	139,000	855,126	0.0%
#*	Mitsumi Electric Co., Ltd.	527,600	2,128,163	0.1%
	MTI, Ltd.	189,500	1,211,508	0.1%
#	Mutoh Holdings Co., Ltd.	126,000	271,123	0.0%
	Nagano Keiki Co., Ltd.	12,700	70,797	0.0%
#	Nakayo, Inc.	390,000	1,143,718	0.0%
	NEC Networks & System Integration Corp.	136,600	2,418,375	0.1%
	NET One Systems Co., Ltd.	525,900	3,029,271	0.1%
*	New Japan Radio Co., Ltd.	96,000	347,192	0.0%
#	Nexyz Group Corp.	48,000	683,879	0.0%
	Nichicon Corp.	328,600	2,135,208	0.1%
	Nihon Dempa Kogyo Co., Ltd.	102,700	855,499	0.0%
	Nihon Unisys, Ltd.	351,175	4,341,995	0.2%
#	Nippon Ceramic Co., Ltd.	62,200	1,170,136	0.1%
	Nippon Chemi-Con Corp.	950,000	1,161,725	0.1%
#	Nippon Kodoshi Corp.	25,000	182,679	0.0%
	Nippon Signal Co., Ltd.	310,600	2,427,223	0.1%
	Nippon Systemware Co., Ltd.	30,700	313,804	0.0%
	Nohmi Bosai, Ltd.	137,100	1,836,553	0.1%
	Noritsu Koki Co., Ltd.	97,700	676,902	0.0%
	NS Solutions Corp.	184,800	2,848,121	0.1%

25

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	NSD Co., Ltd.	157,880	$2,515,501	0.1%
	Nuflare Technology, Inc.	21,500	1,024,871	0.0%
#	Ohara, Inc.	47,600	228,521	0.0%
	Oizumi Corp.	6,700	24,699	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	255,510	0.0%
	Oki Electric Industry Co., Ltd.	4,930,000	6,595,240	0.2%
	ONO Sokki Co., Ltd.	58,400	451,004	0.0%
	Optex Co., Ltd.	63,900	1,648,089	0.1%
*	Optim Corp.	11,900	537,576	0.0%
#	Origin Electric Co., Ltd.	173,000	437,913	0.0%
#	Osaki Electric Co., Ltd.	168,000	1,295,063	0.1%
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	678,287	0.0%
	PCA Corp.	2,500	28,557	0.0%
	Poletowin Pitcrew Holdings, Inc.	63,300	450,736	0.0%
	Riken Keiki Co., Ltd.	78,200	809,477	0.0%
	Riso Kagaku Corp.	179,500	2,369,001	0.1%
#	Roland DG Corp.	53,600	954,521	0.0%
	Rorze Corp.	40,700	494,612	0.0%
#*	RVH, Inc.	48,900	553,701	0.0%
	Ryoden Trading Co., Ltd.	174,000	1,068,468	0.0%
	Ryosan Co., Ltd.	191,900	4,585,704	0.2%
#	Ryoyo Electro Corp.	105,300	1,381,368	0.1%
#	Sakura Internet, Inc.	79,100	701,837	0.0%
#	Sanken Electric Co., Ltd.	698,000	2,164,067	0.1%
	Sanshin Electronics Co., Ltd.	155,200	1,261,860	0.1%
	Satori Electric Co., Ltd.	85,880	558,054	0.0%
	Saxa Holdings, Inc.	298,000	554,904	0.0%
	Shibaura Electronics Co., Ltd.	27,700	453,399	0.0%
#	Shibaura Mechatronics Corp.	200,000	376,848	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	433,000	1,374,917	0.1%
#*	Shinkawa, Ltd.	65,400	292,822	0.0%
	Shinko Electric Industries Co., Ltd.	460,700	2,256,544	0.1%
	Shinko Shoji Co., Ltd.	121,700	1,157,925	0.0%
	Shizuki Electric Co., Inc.	100,000	546,372	0.0%
#	Siix Corp.	92,900	3,200,053	0.1%
	SMK Corp.	372,000	1,281,133	0.1%
	SMS Co., Ltd.	150,200	3,299,694	0.1%
	Softbank Technology Corp.	29,000	555,622	0.0%
#*	Softbrain Co., Ltd.	161,300	551,257	0.0%
	Softcreate Holdings Corp.	10,200	96,380	0.0%
	Sourcenext Corp.	17,500	78,151	0.0%
	SRA Holdings	52,700	1,015,265	0.0%
#	Sumco Corp.	787,700	5,046,217	0.2%
#	Sumida Corp.	107,549	715,812	0.0%
	Sun-Wa Technos Corp.	36,500	252,647	0.0%
	Systena Corp.	116,600	1,589,380	0.1%
#	Tabuchi Electric Co., Ltd.	154,600	535,747	0.0%
	Tachibana Eletech Co., Ltd.	84,260	881,547	0.0%
	Taiyo Yuden Co., Ltd.	678,700	5,923,684	0.2%
	Tamura Corp.	447,000	1,287,930	0.1%
	TechMatrix Corp.	46,400	969,009	0.0%
#	Tecnos Japan, Inc.	49,400	1,026,055	0.0%

26

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	$273,016	0.0%
	TKC Corp.	104,700	2,754,669	0.1%
#	Tokyo Electron Device, Ltd.	37,200	540,274	0.0%
	Tokyo Seimitsu Co., Ltd.	231,900	5,400,277	0.2%
	Tomen Devices Corp.	2,400	42,713	0.0%
#	Topcon Corp.	576,600	5,702,897	0.2%
	Torex Semiconductor, Ltd.	19,000	219,308	0.0%
	Tose Co., Ltd.	22,100	141,502	0.0%
#*	Toshiba TEC Corp.	806,000	2,857,085	0.1%
	Toukei Computer Co., Ltd.	22,710	395,478	0.0%
	Towa Corp.	124,500	1,098,004	0.0%
	Toyo Corp.	132,900	1,265,244	0.1%
	Transcosmos, Inc.	154,000	4,385,840	0.2%
	Tri Chemical Laboratories, Inc.	3,400	69,417	0.0%
	UKC Holdings Corp.	64,900	991,756	0.0%
	Ulvac, Inc.	252,600	7,753,455	0.3%
*	Uniden Holdings Corp.	366,000	423,024	0.0%
	UNIRITA, Inc.	1,400	22,070	0.0%
#*	UT Group Co., Ltd.	189,500	769,390	0.0%
	V Technology Co., Ltd.	25,000	2,869,889	0.1%
*	V-Cube, Inc.	12,500	122,182	0.0%
	VeriServe Corp.	3,200	103,198	0.0%
#	Vitec Holdings Co., Ltd.	37,400	383,748	0.0%
	Voyage Group, Inc.	3,700	38,252	0.0%
#	Wacom Co., Ltd.	920,300	3,584,062	0.1%
#	Wellnet Corp.	72,600	1,372,983	0.1%
#	Y A C Co., Ltd.	36,000	436,444	0.0%
	Yamaichi Electronics Co., Ltd.	126,200	757,078	0.0%
	Yashima Denki Co., Ltd.	25,600	131,263	0.0%
	Yokowo Co., Ltd.	86,200	402,677	0.0%
*	Zappallas, Inc.	55,900	199,525	0.0%
	Zuken, Inc.	70,400	622,736	0.0%
Total Information Technology			346,754,027	12.3%

Materials — (10.6%)
	Achilles Corp.	909,000	1,109,497	0.0%
	ADEKA Corp.	531,100	6,436,382	0.2%
#	Agro-Kanesho Co., Ltd.	31,900	312,582	0.0%
	Aichi Steel Corp.	654,000	2,902,818	0.1%
	Alconix Corp.	50,900	734,794	0.0%
	Arakawa Chemical Industries, Ltd.	86,300	794,758	0.0%
	Araya Industrial Co., Ltd.	268,000	334,813	0.0%
#	Asahi Holdings, Inc.	155,550	2,253,405	0.1%
	Asahi Printing Co., Ltd.	800	19,182	0.0%
	ASAHI YUKIZAI Corp.	412,000	771,840	0.0%
	Asia Pile Holdings Corp.	19,200	67,984	0.0%
	C Uyemura & Co., Ltd.	23,100	928,068	0.0%
	Carlit Holdings Co., Ltd.	71,700	314,628	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,102,003	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	196,566	0.0%
	Chugoku Marine Paints, Ltd.	345,000	2,119,505	0.1%
#	Dai Nippon Toryo Co., Ltd.	740,000	1,373,306	0.1%

27

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Daido Steel Co., Ltd.	1,635,000	$5,600,039	0.2%
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	466,604	0.0%
	Daiken Corp.	390,000	1,243,185	0.1%
	Daiki Aluminium Industry Co., Ltd.	153,000	430,440	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,635,312	0.1%
#	Daio Paper Corp.	497,300	5,417,403	0.2%
#	DC Co., Ltd.	110,700	357,368	0.0%
	Denka Co., Ltd.	1,933,000	7,817,188	0.3%
#	DKS Co., Ltd.	211,000	652,894	0.0%
#	Dowa Holdings Co., Ltd.	1,455,000	7,499,556	0.3%
	Dynapac Co., Ltd.	25,000	58,318	0.0%
	FP Corp.	148,000	7,163,567	0.3%
	Fuji Seal International, Inc.	132,100	4,668,768	0.2%
	Fujikura Kasei Co., Ltd.	145,500	782,613	0.0%
	Fujimi, Inc.	98,100	1,440,903	0.1%
	Fujimori Kogyo Co., Ltd.	75,600	1,429,481	0.1%
	Fumakilla, Ltd.	84,000	531,503	0.0%
	Fuso Chemical Co., Ltd.	48,900	701,078	0.0%
	Geostr Corp.	11,000	84,074	0.0%
	Godo Steel, Ltd.	874,000	1,297,693	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	286,000	776,501	0.0%
	Harima Chemicals Group, Inc.	73,300	361,090	0.0%
#	Hodogaya Chemical Co., Ltd.	339,000	902,164	0.0%
	Hokkan Holdings, Ltd.	275,000	802,975	0.0%
	Hokko Chemical Industry Co., Ltd.	104,000	287,402	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,900,266	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	85,268	0.0%
	Ihara Chemical Industry Co., Ltd.	199,100	2,072,842	0.1%
	Ise Chemicals Corp.	81,000	343,989	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,126,615	0.0%
#	Ishizuka Glass Co., Ltd.	119,000	176,909	0.0%
	Japan Pure Chemical Co., Ltd.	1,600	30,926	0.0%
#	JCU Corp.	27,700	854,642	0.0%
	JSP Corp.	72,300	1,436,191	0.1%
	# Kanto Denka Kogyo Co., Ltd.	255,000	2,517,780	0.1%
	Katakura & Co-op Agri Corp.	39,000	75,148	0.0%
	Kawakin Holdings Co., Ltd.	11,000	28,721	0.0%
	Kimoto Co., Ltd.	228,000	333,211	0.0%
	Koatsu Gas Kogyo Co., Ltd.	158,493	936,057	0.0%
#	Kogi Corp.	55,000	77,034	0.0%
	Kohsoku Corp.	60,200	492,793	0.0%
	Konishi Co., Ltd.	186,900	2,407,647	0.1%
	Krosaki Harima Corp.	270,000	627,368	0.0%
	Kureha Corp.	764,500	2,683,240	0.1%
	Kurimoto, Ltd.	615,000	942,252	0.0%
	Kyoei Steel, Ltd.	106,200	1,615,625	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	341,501	0.0%
	Lintec Corp.	286,700	5,614,699	0.2%
#	MEC Co., Ltd.	109,500	984,384	0.0%
	Mitani Sekisan Co., Ltd.	25,900	528,694	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,160,486	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,282,335	0.1%

28

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	Mitsui Mining & Smelting Co., Ltd.	3,627,000	$6,054,453	0.2%
#	MORESCO Corp.	39,700	424,520	0.0%
	Mory Industries, Inc.	152,000	438,479	0.0%
*	Nakayama Steel Works, Ltd.	845,000	413,444	0.0%
	Neturen Co., Ltd.	166,900	1,174,835	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	250,553	0.0%
	Nichia Steel Works, Ltd.	164,900	347,022	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	71,000	516,057	0.0%
#	Nihon Nohyaku Co., Ltd.	260,400	1,173,582	0.1%
	Nihon Parkerizing Co., Ltd.	553,500	5,822,671	0.2%
	Nihon Yamamura Glass Co., Ltd.	489,000	725,354	0.0%
#	Nippon Carbide Industries Co., Inc.	434,000	591,489	0.0%
	Nippon Chemical Industrial Co., Ltd.	477,000	918,764	0.0%
#	Nippon Chutetsukan K.K.	51,000	63,683	0.0%
#	Nippon Concrete Industries Co., Ltd.	207,600	577,509	0.0%
	Nippon Denko Co., Ltd.	673,414	1,029,648	0.0%
	Nippon Fine Chemical Co., Ltd.	81,000	572,584	0.0%
#	Nippon Kasei Chemical Co., Ltd.	192,000	196,770	0.0%
	Nippon Kayaku Co., Ltd.	652,000	6,463,735	0.2%
*	Nippon Kinzoku Co., Ltd.	293,000	257,994	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	297,471	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,065,900	6,808,069	0.3%
#	Nippon Paper Industries Co., Ltd.	288,100	5,030,593	0.2%
	Nippon Pillar Packing Co., Ltd.	116,800	1,048,870	0.0%
	Nippon Soda Co., Ltd.	827,000	3,334,661	0.1%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	1,459,751	0.1%
	Nippon Valqua Industries, Ltd.	489,000	1,246,440	0.1%
#	Nippon Yakin Kogyo Co., Ltd.	831,300	966,881	0.0%
#	Nisshin Steel Co., Ltd.	582,592	7,469,763	0.3%
#	Nitta Gelatin, Inc.	37,900	279,244	0.0%
	Nittetsu Mining Co., Ltd.	344,000	1,114,922	0.0%
#	Nitto FC Co., Ltd.	63,800	515,413	0.0%
	NOF Corp.	870,000	7,220,958	0.3%
#	Okamoto Industries, Inc.	405,000	4,418,258	0.2%
	Okura Industrial Co., Ltd.	284,000	774,120	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	345,970	0.0%
	Osaka Soda Co., Ltd.	424,000	1,701,452	0.1%
	Osaka Steel Co., Ltd.	83,300	1,448,702	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	113,100	1,386,161	0.1%
#*	Pacific Metals Co., Ltd.	924,000	2,519,485	0.1%
	Pack Corp. (The)	80,200	2,057,258	0.1%
#*	Rasa Industries, Ltd.	480,000	452,002	0.0%
	Rengo Co., Ltd.	1,261,000	8,156,135	0.3%
#	Riken Technos Corp.	212,600	885,713	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	1,543,377	0.1%
	Sakata INX Corp.	245,100	2,816,164	0.1%
	Sanyo Chemical Industries, Ltd.	349,000	2,705,236	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	2,903,367	0.1%
	Sekisui Plastics Co., Ltd.	268,000	838,605	0.0%
	Shikoku Chemicals Corp.	225,000	1,758,636	0.1%
	Shin-Etsu Polymer Co., Ltd.	192,200	1,124,417	0.0%
	Shinagawa Refractories Co., Ltd.	250,000	466,974	0.0%

29

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	Shinko Wire Co., Ltd.	184,000	$222,319	0.0%
#	Showa Denko KK	691,100	6,515,150	0.2%
	Stella Chemifa Corp.	58,800	2,011,330	0.1%
	Sumitomo Bakelite Co., Ltd.	1,163,000	5,394,172	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	10,697,543	0.4%
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,554,325	0.1%
	T Hasegawa Co., Ltd.	131,400	2,329,120	0.1%
#	T&K Toka Co., Ltd.	78,800	575,480	0.0%
	Taisei Lamick Co., Ltd.	29,200	791,293	0.0%
	Taiyo Holdings Co., Ltd.	102,500	3,171,262	0.1%
	Takasago International Corp.	87,200	2,348,855	0.1%
	Takiron Co., Ltd.	295,000	1,316,542	0.1%
#*	Tanaka Chemical Corp.	30,200	233,139	0.0%
#	Tayca Corp.	164,000	782,396	0.0%
	Tenma Corp.	79,600	1,185,328	0.1%
	Toagosei Co., Ltd.	658,000	6,070,487	0.2%
#	Toda Kogyo Corp.	219,000	593,223	0.0%
#	Toho Titanium Co., Ltd.	177,600	1,136,056	0.1%
	Toho Zinc Co., Ltd.	800,000	2,435,534	0.1%
#	Tokai Carbon Co., Ltd.	1,289,000	3,235,442	0.1%
	Tokushu Tokai Paper Co., Ltd.	564,580	1,919,804	0.1%
#*	Tokuyama Corp.	2,159,000	5,916,146	0.2%
	Tokyo Ohka Kogyo Co., Ltd.	211,300	5,213,520	0.2%
#	Tokyo Rope Manufacturing Co., Ltd.	718,000	1,037,155	0.0%
#	Tokyo Steel Manufacturing Co., Ltd.	652,000	3,573,905	0.1%
	Tokyo Tekko Co., Ltd.	251,000	891,324	0.0%
#	Tomoegawa Co., Ltd.	125,000	206,616	0.0%
#	Tomoku Co., Ltd.	335,000	935,408	0.0%
	Topy Industries, Ltd.	1,142,000	2,350,927	0.1%
#	Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,845,510	0.2%
	Toyo Kohan Co., Ltd.	286,000	682,509	0.0%
	Toyobo Co., Ltd.	5,688,000	10,783,425	0.4%
	TYK Corp.	138,000	203,062	0.0%
#	UACJ Corp.	1,486,415	3,526,694	0.1%
	Ube Industries, Ltd.	6,304,000	10,433,415	0.4%
#	W-Scope Corp.	1,000	23,656	0.0%
	Wood One Co., Ltd.	164,000	364,097	0.0%
	Yamato Kogyo Co., Ltd.	174,300	3,956,362	0.2%
	Yodogawa Steel Works, Ltd.	144,700	3,528,893	0.1%
	Yotai Refractories Co., Ltd.	8,000	21,800	0.0%
	Yuki Gosei Kogyo Co., Ltd.	64,000	139,410	0.0%
	Yushiro Chemical Industry Co., Ltd.	61,400	770,735	0.0%
	Zeon Corp.	589,000	3,814,754	0.1%
Total Materials			329,703,210	11.7%

Telecommunication Services — (0.1%)
#	Okinawa Cellular Telephone Co.	43,200	1,272,661	0.1%
	WirelessGate, Inc.	27,100	456,057	0.0%
Total Telecommunication Services			1,728,718	0.1%

Utilities — (0.7%)
	Hiroshima Gas Co., Ltd.	58,800	179,714	0.0%

30

The Japanese Small Company Series
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Hokkaido Electric Power Co., Inc.	1,056,800	$8,584,559	0.3%
Hokkaido Gas Co., Ltd.	273,000	731,253	0.0%
Hokuriku Gas Co., Ltd.	99,000	246,916	0.0%
K&O Energy Group, Inc.	79,000	1,003,297	0.0%
# Okinawa Electric Power Co., Inc. (The)	212,533	4,456,522	0.2%
Saibu Gas Co., Ltd.	1,838,000	4,463,828	0.2%
Shizuoka Gas Co., Ltd.	298,400	2,102,661	0.1%
Toell Co., Ltd.	9,700	71,728	0.0%
# West Holdings Corp.	96,800	588,972	0.0%
Total Utilities		22,429,450	0.8%
TOTAL COMMON STOCKS		2,790,016,300	99.3%
TOTAL INVESTMENT SECURITIES		2,790,016,300

		Value†
SECURITIES LENDING COLLATERAL — (10.3%)
§@ DFA Short Term Investment Fund	27,728,975	320,824,240	11.4%
TOTAL INVESTMENTS — (100.0%) (Cost $2,914,167,959)^		$3,110,840,540	110.7%
____________________

^      The cost for federal income tax purposes is $2,940,516,567.

31

The Japanese Small Company Series
CONTINUED

Summary of the Series' investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$564,937,917	—	$564,937,917
Consumer Staples	$7,412,692	281,662,713	—	289,075,405
Energy	—	27,282,737	—	27,282,737
Financials	—	310,413,792	—	310,413,792
Health Care	—	131,831,693	—	131,831,693
Industrials	—	765,859,351	—	765,859,351
Information Technology	—	346,754,027	—	346,754,027
Materials	—	329,703,210	—	329,703,210
Telecommunication Services	—	1,728,718	—	1,728,718
Utilities	—	22,429,450	—	22,429,450
Securities Lending Collateral	—	320,824,240	—	320,824,240
TOTAL	$7,412,692	$3,103,427,848	—	$3,110,840,540

32

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.7%)
AUSTRALIA — (43.6%)
*	AAT Corp., Ltd.	99	$—	0.0%
	Acrux, Ltd.	660,428	355,457	0.0%
	Adelaide Brighton, Ltd.	3,668,074	15,380,922	1.1%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	801,969	1,299,141	0.1%
#*	AJ Lucas Group, Ltd.	29,668	4,012	0.0%
*	Alkane Resources, Ltd.	1,463,658	219,318	0.0%
#	ALS, Ltd.	1,315,878	4,871,052	0.3%
#	Altium, Ltd.	222,654	1,082,002	0.1%
*	Altona Mining, Ltd.	1,108,169	107,454	0.0%
#	Alumina, Ltd.	8,772,038	8,622,641	0.6%
#	AMA Group, Ltd.	174,066	105,067	0.0%
	Ansell, Ltd.	551,617	7,549,449	0.5%
*	Antares Energy, Ltd.	199,346	4,984	0.0%
	AP Eagers, Ltd.	234,655	2,097,681	0.1%
*	APN News & Media, Ltd.	945,851	2,875,866	0.2%
	APN Outdoor Group, Ltd.	98,531	510,571	0.0%
#	ARB Corp., Ltd.	472,048	5,947,398	0.4%
	Ardent Leisure Group	262,463	371,083	0.0%
#*	Arrium, Ltd.	17,951,296	294,538	0.0%
#	Asaleo Care, Ltd.	347,314	549,531	0.0%
*	ASG Group, Ltd.	965,543	657,396	0.1%
*	Atlas Iron, Ltd.	4,541,089	31,009	0.0%
	AUB Group, Ltd.	258,874	1,948,587	0.1%
*	Ausdrill, Ltd.	1,723,145	932,698	0.1%
#*	Ausenco, Ltd.	210,672	57,645	0.0%
	Austal, Ltd.	1,148,615	1,036,531	0.1%
*	Austin Engineering, Ltd.	207,249	13,013	0.0%
#*	Australian Agricultural Co., Ltd.	2,385,475	3,157,526	0.2%
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,033,063	0.2%
*	Australian Vintage, Ltd.	3,979,004	1,677,806	0.1%
	Auswide Bank, Ltd.	91,436	346,270	0.0%
#	Automotive Holdings Group, Ltd.	1,464,387	4,143,777	0.3%
*	Avanco Resources, Ltd.	2,444,368	106,526	0.0%
	Aveo Group	747,286	1,782,117	0.1%
	AVJennings, Ltd.	7,051,385	2,950,067	0.2%
*	AWE, Ltd.	3,530,096	2,233,874	0.2%
*	Bandanna Energy, Ltd.	337,935	—	0.0%
	Bank of Queensland, Ltd.	889,655	7,097,883	0.5%
	Beach Energy, Ltd.	13,448,071	6,258,142	0.4%
#*	Beadell Resources, Ltd.	2,868,259	814,761	0.1%
#	Bega Cheese, Ltd.	514,153	2,191,971	0.2%
#	Bellamy's Australia, Ltd.	183,940	1,407,586	0.1%
#	Bendigo & Adelaide Bank, Ltd.	967,366	7,004,192	0.5%
	BigAir Group, Ltd.	23,037	10,535	0.0%
#*	Billabong International, Ltd.	756,968	687,385	0.1%
#	Blackmores, Ltd.	81,784	8,072,122	0.6%
	Blue Sky Alternative Investments, Ltd.	18,684	113,226	0.0%
	BlueScope Steel, Ltd.	2,354,984	11,378,329	0.8%
*	Boart Longyear, Ltd.	2,658,836	179,511	0.0%
*	Boom Logistics, Ltd.	752,949	46,720	0.0%

1

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Boral, Ltd.	2,174,013	$10,206,611	0.7%
#*	Bradken, Ltd.	1,242,062	935,908	0.1%
#	Breville Group, Ltd.	771,634	4,352,130	0.3%
	Brickworks, Ltd.	228,958	2,462,586	0.2%
	BT Investment Management, Ltd.	586,096	3,486,745	0.2%
#*	Buccaneer Energy, Ltd.	3,283,586	2,464	0.0%
	Burson Group, Ltd.	258,449	1,071,286	0.1%
#*	Buru Energy, Ltd.	316,943	59,268	0.0%
#	Cabcharge Australia, Ltd.	863,423	2,069,578	0.1%
	Capilano Honey, Ltd.	2,915	45,820	0.0%
	Capitol Health, Ltd.	164,543	19,832	0.0%
*	Capral, Ltd.	58,499	7,039	0.0%
#	Cardno, Ltd.	1,581,715	646,410	0.1%
*	Carnarvon Petroleum, Ltd.	5,095,141	382,796	0.0%
*	Carnegie Wave Energy, Ltd.	563,165	12,620	0.0%
#	carsales.com, Ltd.	1,702,940	15,777,357	1.1%
#	Cash Converters International, Ltd.	2,335,703	760,350	0.1%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	323,002	1,051,717	0.1%
	Challenger, Ltd.	794,264	5,189,109	0.4%
	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
	Cleanaway Waste Management, Ltd.	10,319,019	6,232,606	0.4%
#*	Clinuvel Pharmaceuticals, Ltd.	46,902	151,995	0.0%
	Codan, Ltd.	400,153	352,390	0.0%
#	Collection House, Ltd.	2,104,108	1,732,112	0.1%
	Collins Foods, Ltd.	298,062	945,992	0.1%
*	Cooper Energy, Ltd.	421,213	68,252	0.0%
#	Corporate Travel Management, Ltd.	221,197	2,334,676	0.2%
	Coventry Group, Ltd.	31,936	25,210	0.0%
#	Cover-More Group, Ltd.	353,468	322,412	0.0%
#	Credit Corp. Group, Ltd.	112,480	1,014,725	0.1%
#	CSG, Ltd.	919,808	1,025,635	0.1%
	CSR, Ltd.	3,350,138	9,210,042	0.6%
#*	Cudeco, Ltd.	387,893	134,520	0.0%
*	Cue Energy Resources, Ltd.	655,513	39,620	0.0%
	Data#3, Ltd.	556,711	437,470	0.0%
#	Decmil Group, Ltd.	867,988	464,498	0.0%
*	Devine, Ltd.	320,594	115,081	0.0%
#*	Dick Smith Holdings, Ltd.	91,564	—	0.0%
#	Domino's Pizza Enterprises, Ltd.	286,872	14,761,708	1.0%
*	Donaco International, Ltd.	28,566	8,898	0.0%
	Downer EDI, Ltd.	2,910,872	8,359,509	0.6%
#	DuluxGroup, Ltd.	3,101,823	14,763,176	1.0%
	DWS, Ltd.	395,621	331,313	0.0%
	Eclipx Group, Ltd.	25,866	71,225	0.0%
#*	Elders, Ltd.	294,263	818,320	0.1%
*	Emeco Holdings, Ltd.	2,411,452	55,813	0.0%
#*	Energy Resources of Australia, Ltd.	1,156,799	303,126	0.0%
#*	Energy World Corp., Ltd.	4,185,404	581,134	0.0%
*	Enero Group, Ltd.	12,387	11,529	0.0%
	EQT Holdings, Ltd.	21,077	259,081	0.0%
#	ERM Power, Ltd.	783,474	493,155	0.0%

2

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Estia Health, Ltd.	101,350	$351,520	0.0%
	Euroz, Ltd.	101,762	60,330	0.0%
	Event Hospitality and Entertainment, Ltd.	478,753	5,213,218	0.4%
	Evolution Mining, Ltd.	4,354,499	7,609,869	0.5%
	Fairfax Media, Ltd.	14,257,034	9,980,005	0.7%
	Fantastic Holdings, Ltd.	326,291	547,750	0.0%
*	FAR, Ltd.	1,273,819	72,622	0.0%
	Finbar Group, Ltd.	154,390	95,709	0.0%
#*	Fleetwood Corp., Ltd.	394,575	555,257	0.0%
	FlexiGroup, Ltd.	952,940	1,249,842	0.1%
#	Flight Centre Travel Group, Ltd.	137,515	3,271,551	0.2%
#	G8 Education, Ltd.	1,045,241	2,979,185	0.2%
	Gazal Corp., Ltd.	22,520	38,031	0.0%
	GBST Holdings, Ltd.	12,563	38,954	0.0%
	Genworth Mortgage Insurance Australia, Ltd.	188,160	389,958	0.0%
*	Global Construction Services, Ltd.	4,832	1,372	0.0%
	GrainCorp, Ltd. Class A	1,251,687	8,112,150	0.6%
*	Grange Resources, Ltd.	1,724,297	118,615	0.0%
#	Greencross, Ltd.	142,588	726,165	0.1%
#	GUD Holdings, Ltd.	814,216	5,583,226	0.4%
	GWA Group, Ltd.	1,861,904	2,934,547	0.2%
	Hansen Technologies, Ltd.	117,366	298,182	0.0%
#	Harvey Norman Holdings, Ltd.	1,307,149	4,548,335	0.3%
	Healthscope, Ltd.	3,424,918	7,370,186	0.5%
	HFA Holdings, Ltd.	310,766	532,839	0.0%
*	Hills, Ltd.	1,277,876	233,845	0.0%
*	Horizon Oil, Ltd.	6,691,326	236,565	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
	Iluka Resources, Ltd.	1,192,573	5,879,257	0.4%
*	Imdex, Ltd.	1,225,370	191,361	0.0%
#	IMF Bentham, Ltd.	700,765	803,092	0.1%
#	Independence Group NL	1,789,170	4,453,705	0.3%
*	Infigen Energy	2,044,271	1,534,521	0.1%
#	Infomedia, Ltd.	2,051,811	889,939	0.1%
	Integrated Research, Ltd.	327,026	550,840	0.0%
#	InvoCare, Ltd.	901,024	8,905,264	0.6%
#	IOOF Holdings, Ltd.	1,900,338	11,227,122	0.8%
#	IRESS, Ltd.	1,073,207	8,809,893	0.6%
#	iSelect, Ltd.	102,153	94,781	0.0%
#	iSentia Group, Ltd.	126,372	329,173	0.0%
	Japara Healthcare, Ltd.	27,516	52,739	0.0%
#	JB Hi-Fi, Ltd.	836,109	15,152,036	1.0%
*	Jupiter Mines, Ltd.	405,443	22,225	0.0%
	K&S Corp., Ltd.	265,983	262,499	0.0%
#*	Karoon Gas Australia, Ltd.	738,066	720,646	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	525,307	0.0%
#*	Kingsrose Mining, Ltd.	760,046	82,160	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
*	Lonestar Resources, Ltd.	19,612	96,845	0.0%
#*	Lynas Corp., Ltd.	3,390,978	135,799	0.0%
	MACA, Ltd.	683,733	645,100	0.1%

3

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Macmahon Holdings, Ltd.	6,319,933	$416,660	0.0%
	Macquarie Atlas Roads Group	565,764	2,206,512	0.2%
	Magellan Financial Group, Ltd.	466,192	7,858,397	0.5%
	Mantra Group, Ltd.	433,924	1,143,302	0.1%
#	MaxiTRANS Industries, Ltd.	915,613	309,052	0.0%
#*	Mayne Pharma Group, Ltd.	5,952,079	8,542,724	0.6%
#	McMillan Shakespeare, Ltd.	427,034	4,397,635	0.3%
	McPherson's, Ltd.	558,677	365,836	0.0%
#*	Medusa Mining, Ltd.	1,179,362	563,465	0.0%
	Melbourne IT, Ltd.	441,811	587,460	0.0%
#*	Mesoblast, Ltd.	143,272	116,433	0.0%
#	Metals X, Ltd.	837,321	872,535	0.1%
#*	Metcash, Ltd.	4,871,384	6,981,966	0.5%
#*	Mincor Resources NL	1,067,643	240,758	0.0%
*	Mineral Deposits, Ltd.	314,553	48,563	0.0%
#	Mineral Resources, Ltd.	1,168,088	7,354,206	0.5%
#	MMA Offshore, Ltd.	2,189,075	500,608	0.0%
#	Monadelphous Group, Ltd.	731,953	4,120,922	0.3%
	Money3 Corp., Ltd.	14,619	13,133	0.0%
*	Morning Star Gold NL	332,749	174	0.0%
#	Mortgage Choice, Ltd.	680,426	994,078	0.1%
#*	Mount Gibson Iron, Ltd.	4,484,844	874,417	0.1%
#	Myer Holdings, Ltd.	5,669,367	4,784,558	0.3%
	MyState, Ltd.	187,162	578,941	0.0%
#	Navitas, Ltd.	1,440,089	5,954,717	0.4%
#*	Nearmap, Ltd.	910,326	279,925	0.0%
*	NetComm Wireless, Ltd.	21,593	40,903	0.0%
	New Hope Corp., Ltd.	165,508	176,521	0.0%
*	Newsat, Ltd.	1,680,867	—	0.0%
*	NEXTDC, Ltd.	36,489	95,938	0.0%
	nib holdings, Ltd.	2,713,689	8,592,005	0.6%
	Nick Scali, Ltd.	165,818	617,389	0.0%
#	Nine Entertainment Co. Holdings, Ltd.	337,063	267,179	0.0%
#	Northern Star Resources, Ltd.	4,806,957	17,795,720	1.2%
*	NRW Holdings, Ltd.	1,867,109	293,881	0.0%
	Nufarm, Ltd.	1,276,392	7,096,919	0.5%
	Orica, Ltd.	56,461	525,229	0.0%
#*	Orocobre, Ltd.	389,899	1,400,296	0.1%
	Orora, Ltd.	3,584,661	7,442,815	0.5%
#	OrotonGroup, Ltd.	131,885	207,417	0.0%
	OZ Minerals, Ltd.	2,198,276	9,433,747	0.7%
#	OzForex Group, Ltd.	529,225	922,756	0.1%
	Pacific Brands, Ltd.	6,093,285	4,776,135	0.3%
#	Pacific Current Group, Ltd.	30,242	97,574	0.0%
	Pact Group Holdings, Ltd.	220,277	999,726	0.1%
#*	Paladin Energy, Ltd.	9,564,569	1,338,684	0.1%
#*	Panoramic Resources, Ltd.	1,781,726	181,740	0.0%
	Patties Foods, Ltd.	42,099	53,345	0.0%
#	Peet, Ltd.	1,645,757	1,149,227	0.1%
*	Peninsula Energy, Ltd.	209,095	76,976	0.0%
#	Perpetual, Ltd.	356,426	11,075,499	0.8%
#*	Perseus Mining, Ltd.	3,800,711	1,481,967	0.1%

4

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Platinum Asset Management, Ltd.	320,156	$1,390,463	0.1%
*	Pluton Resources, Ltd.	20,710	40	0.0%
	PMP, Ltd.	2,327,074	937,109	0.1%
	Premier Investments, Ltd.	574,903	6,177,315	0.4%
*	Prima Biomed, Ltd.	1,409,121	43,112	0.0%
#	Primary Health Care, Ltd.	3,292,878	9,807,702	0.7%
	Prime Media Group, Ltd.	2,031,951	480,155	0.0%
#	Programmed Maintenance Services, Ltd.	1,525,125	2,012,336	0.1%
	Qantas Airways, Ltd.	1	1	0.0%
#	Qube Holdings, Ltd.	2,415,702	4,024,473	0.3%
*	Ramelius Resources, Ltd.	834,228	269,917	0.0%
#	RCG Corp., Ltd.	270,233	299,729	0.0%
#	RCR Tomlinson, Ltd.	1,055,209	1,343,171	0.1%
#	Reckon, Ltd.	363,914	398,121	0.0%
*	Red 5, Ltd.	9,022	499	0.0%
#	Reece, Ltd.	231,441	6,433,661	0.4%
	Regis Healthcare, Ltd.	192,846	680,889	0.1%
	Regis Resources, Ltd.	2,504,810	6,417,754	0.4%
	Reject Shop, Ltd. (The)	265,486	2,429,534	0.2%
#*	Resolute Mining, Ltd.	4,109,574	3,962,464	0.3%
#	Retail Food Group, Ltd.	1,013,789	4,217,833	0.3%
	Ridley Corp., Ltd.	1,354,713	1,425,705	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	9,444	0.0%
	Ruralco Holdings, Ltd.	115,893	293,753	0.0%
	SAI Global, Ltd.	1,578,339	4,347,448	0.3%
#*	Salmat, Ltd.	645,788	213,069	0.0%
	Sandfire Resources NL	570,890	2,270,924	0.2%
*	Saracen Mineral Holdings, Ltd.	5,144,414	5,531,073	0.4%
	Schaffer Corp., Ltd.	2,721	10,370	0.0%
	SeaLink Travel Group, Ltd.	20,752	63,313	0.0%
#	Select Harvests, Ltd.	532,021	2,722,529	0.2%
*	Senetas Corp., Ltd.	131,335	10,407	0.0%
#*	Senex Energy, Ltd.	6,438,932	1,246,856	0.1%
	Servcorp, Ltd.	314,917	1,625,057	0.1%
	Service Stream, Ltd.	1,577,725	929,946	0.1%
#	Seven Group Holdings, Ltd.	559,015	2,530,749	0.2%
#	Seven West Media, Ltd.	7,785,820	6,237,682	0.4%
	SG Fleet Group, Ltd.	35,137	96,090	0.0%
	Shine Corporate, Ltd.	15,573	12,503	0.0%
	Sigma Pharmaceuticals, Ltd.	7,230,980	6,152,218	0.4%
#*	Silex Systems, Ltd.	511,695	118,804	0.0%
#	Silver Chef, Ltd.	99,115	793,092	0.1%
*	Silver Lake Resources, Ltd.	2,755,624	1,055,165	0.1%
#	Sims Metal Management, Ltd.	1,382,214	8,196,209	0.6%
	Sirtex Medical, Ltd.	412,322	7,939,201	0.5%
#	Slater & Gordon, Ltd.	2,016,208	594,512	0.0%
#	SMS Management & Technology, Ltd.	575,318	704,340	0.1%
	Southern Cross Media Group, Ltd.	3,905,554	3,674,001	0.3%
	Spark Infrastructure Group	11,913,246	21,828,500	1.5%
*	Specialty Fashion Group, Ltd.	786,397	316,430	0.0%
	Spotless Group Holdings, Ltd.	2,465,220	2,086,340	0.1%
5

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	St Barbara, Ltd.	2,790,122	$6,146,052	0.4%
	Star Entertainment Grp, Ltd. (The)	4,207,608	17,144,847	1.2%
#	Steadfast Group, Ltd.	1,423,955	2,118,710	0.2%
*	Strike Energy, Ltd.	1,471,668	126,963	0.0%
*	Sundance Energy Australia, Ltd.	2,796,077	212,072	0.0%
#*	Sundance Resources, Ltd.	3,228,863	7,280	0.0%
	Sunland Group, Ltd.	729,757	769,937	0.1%
#	Super Retail Group, Ltd.	1,280,749	8,474,182	0.6%
	Tabcorp Holdings, Ltd.	3,586,818	12,355,754	0.9%
#	Tassal Group, Ltd.	901,018	2,692,554	0.2%
	Technology One, Ltd.	1,645,166	6,414,111	0.4%
#*	Ten Network Holdings, Ltd.	1,289,363	873,045	0.1%
#	TFS Corp., Ltd.	2,029,504	2,143,734	0.2%
	Thorn Group, Ltd.	568,282	593,233	0.0%
*	Tiger Resources, Ltd.	9,447,997	284,537	0.0%
*	Toro Energy, Ltd.	70,156	2,359	0.0%
	Tox Free Solutions, Ltd.	920,496	1,791,978	0.1%
	Treasury Wine Estates, Ltd.	1,123,467	7,806,824	0.5%
*	Tribune Resources, Ltd.	3,093	17,447	0.0%
#*	Troy Resources, Ltd.	1,647,992	664,991	0.1%
*	UGL, Ltd.	1,185,950	1,916,672	0.1%
	Villa World, Ltd.	255,978	397,876	0.0%
	Village Roadshow, Ltd.	831,506	3,272,627	0.2%
*	Virgin Australia Holdings, Ltd.()	7,648,897	—	0.0%
*	Virgin Australia Holdings, Ltd.(B43DQC7)	5,942,525	912,079	0.1%
	Virtus Health, Ltd.	141,367	731,373	0.1%
	Vita Group, Ltd.	84,312	259,493	0.0%
#	Vocus Communications, Ltd.	3,781,701	24,029,746	1.7%
#*	Watpac, Ltd.	760,701	466,593	0.0%
#	Webjet, Ltd.	592,968	3,142,386	0.2%
	Webster, Ltd.	23,507	19,590	0.0%
#	Western Areas, Ltd.	1,657,313	2,706,550	0.2%
*	White Energy Co., Ltd.	216,241	8,939	0.0%
#*	Whitehaven Coal, Ltd.	4,143,411	3,393,099	0.2%
#	WorleyParsons, Ltd.	481,861	2,644,201	0.2%
	WPP AUNZ, Ltd.	2,447,007	1,916,227	0.1%
TOTAL AUSTRALIA			747,164,050	51.2%

CHINA — (0.1%)
	Aupu Group Holding Co., Ltd.	2,080,000	697,595	0.1%
*	CAR, Inc.	43,000	42,041	0.0%
	Chu Kong Shipping Enterprise Group Co., Ltd.	940,000	244,502	0.0%
*	Taung Gold International, Ltd.	11,840,000	103,778	0.0%
TOTAL CHINA			1,087,916	0.1%

HONG KONG — (21.4%)
*	13 Holdings, Ltd. (The)	28,000	9,797	0.0%
	Aeon Credit Service Asia Co., Ltd.	564,000	366,410	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	192,088	0.0%
	Agritrade Resources, Ltd.	2,560,000	502,863	0.0%
	Alco Holdings, Ltd.	1,474,000	690,335	0.1%
	Allan International Holdings	620,000	179,247	0.0%

6

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Allied Group, Ltd.	663,200	$3,417,886	0.2%
	Allied Properties HK, Ltd.	11,945,857	2,247,481	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	53,751	0.0%
*	Apac Resources, Ltd.	29,587,350	458,323	0.0%
*	Applied Development Holdings, Ltd.	2,565,000	119,990	0.0%
	APT Satellite Holdings, Ltd.	2,928,500	2,054,217	0.2%
	Arts Optical International Hldgs, Ltd.	730,000	296,242	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,466,996	0.1%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,345,658	0.1%
	Asia Standard Hotel Group, Ltd.	11,437,218	1,514,771	0.1%
	Asia Standard International Group, Ltd.	13,041,937	2,434,201	0.2%
#	ASM Pacific Technology, Ltd.	351,500	2,532,000	0.2%
	Associated International Hotels, Ltd.	952,000	2,696,821	0.2%
*	Auto Italia Holdings	1,900,000	39,424	0.0%
#*	AVIC Joy Holdings HK, Ltd.	2,920,000	69,355	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
	BEP International Holdings, Ltd.	12,820,000	717,977	0.1%
*	Bestway International Holdings, Ltd.	205,000	24,125	0.0%
#	Bonjour Holdings, Ltd.	13,988,600	616,035	0.1%
	Bossini International Holdings, Ltd.	3,699,500	234,208	0.0%
	Bright Smart Securities & Commodities Group, Ltd.	3,056,000	905,789	0.1%
#	Brightoil Petroleum Holdings, Ltd.	4,577,000	1,332,965	0.1%
#*	Brockman Mining, Ltd.	22,810,814	262,774	0.0%
*	Burwill Holdings, Ltd.	29,252,960	938,198	0.1%
#	Cafe de Coral Holdings, Ltd.	2,122,000	6,664,775	0.5%
	Century City International Holdings, Ltd.	6,235,460	374,916	0.0%
*	Champion Technology Holdings, Ltd.	15,193,089	208,516	0.0%
	Chen Hsong Holdings	1,212,000	245,337	0.0%
	Cheuk Nang Holdings, Ltd.	631,045	486,327	0.0%
	Cheung Wo International Holdings, Ltd.	9,828,000	551,060	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,316,142	0.1%
*	China Billion Resources, Ltd.	2,438,000	10,999	0.0%
*	China Chuanglian Education Group, Ltd.	3,900,000	110,870	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
#*	China Energy Development Holdings, Ltd.	52,140,000	703,572	0.1%
*	China Environmental Energy Investment, Ltd.	1,960,000	27,242	0.0%
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	12,417	0.0%
	China Flavors & Fragrances Co., Ltd.	485,028	165,619	0.0%
*	China Infrastructure Investment, Ltd.	4,818,000	41,264	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	3,288,973	0.2%
	China Metal International Holdings, Inc.	2,670,000	860,752	0.1%
#	China Motor Bus Co., Ltd.	48,600	476,825	0.0%
#*	China Public Procurement, Ltd.	6,096,000	87,155	0.0%
*	China Smarter Energy Group Holdings, Ltd.	3,110,000	224,688	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,263	0.0%
*	China Star Entertainment, Ltd.	1,850,000	163,771	0.0%
#*	China Strategic Holdings, Ltd.	37,181,250	979,745	0.1%
*	China Ting Group Holdings, Ltd.	2,565,151	117,516	0.0%
*	China Wah Yan Healthcare, Ltd.	8,232,500	165,421	0.0%
	Chinney Investments, Ltd.	1,144,000	260,610	0.0%
	Chong Hing Bank, Ltd.	18,000	36,810	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,251,000	3,988,595	0.3%

7

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Chuang's China Investments, Ltd.	5,961,407	$273,998	0.0%
	Chuang's Consortium International, Ltd.	5,987,043	1,170,672	0.1%
	CITIC Telecom International Holdings, Ltd.	11,300,125	4,287,215	0.3%
#	CK Life Sciences Int'l Holdings, Inc.	21,680,000	1,969,462	0.1%
	CNQC International Holdings, Ltd.	1,315,000	525,865	0.0%
	CNT Group, Ltd.	8,077,264	469,461	0.0%
*	Common Splendor International Health Industry Group, Ltd.	2,984,000	280,695	0.0%
*	Continental Holdings, Ltd.	450,000	6,506	0.0%
#	Convenience Retail Asia, Ltd.	142,000	62,399	0.0%
*	Convoy Financial Holdings, Ltd.	40,218,000	1,856,717	0.1%
*	CP Lotus Corp.	11,880,000	218,005	0.0%
*	Crocodile Garments	842,000	77,374	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	679,520	924,685	0.1%
	CSI Properties, Ltd.	36,216,383	1,311,345	0.1%
#	CW Group Holdings, Ltd.	2,450,500	604,352	0.1%
	Dah Sing Banking Group, Ltd.	3,612,316	6,725,119	0.5%
	Dah Sing Financial Holdings, Ltd.	1,359,344	8,400,708	0.6%
	Dan Form Holdings Co., Ltd.	4,086,260	1,064,533	0.1%
	Dickson Concepts International, Ltd.	1,222,000	421,292	0.0%
#*	Differ Group Holding Co., Ltd.	1,984,000	150,269	0.0%
*	Dragonite International, Ltd.	56,000	5,729	0.0%
	Eagle Nice International Holdings, Ltd.	1,698,000	402,150	0.0%
	EcoGreen International Group, Ltd.	1,586,640	302,732	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
#	Emperor Capital Group, Ltd.	18,441,000	1,654,078	0.1%
	Emperor Entertainment Hotel, Ltd.	4,360,000	1,052,233	0.1%
	Emperor International Holdings, Ltd.	8,398,753	1,696,761	0.1%
*	Emperor Watch & Jewellery, Ltd.	26,130,000	576,705	0.0%
*	ENM Holdings, Ltd.	14,680,000	829,245	0.1%
*	EPI Holdings, Ltd.	1,950,001	36,567	0.0%
#*	Esprit Holdings, Ltd.	14,162,350	10,574,725	0.7%
*	eSun Holdings, Ltd.	4,344,000	326,084	0.0%
*	Eternity Investment, Ltd.	830,000	16,970	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
#	Fairwood Holdings, Ltd.	647,100	2,505,897	0.2%
	Far East Consortium International, Ltd.	8,485,579	2,687,701	0.2%
*	Far East Holdings International, Ltd.	117,000	11,009	0.0%
#	FIH Mobile, Ltd.	8,220,000	2,670,564	0.2%
	First Pacific Co., Ltd.	3,518,000	2,540,411	0.2%
	First Shanghai Investments, Ltd.	2,080,000	334,842	0.0%
	Fountain SET Holdings, Ltd.	4,758,000	561,919	0.0%
	Four Seas Mercantile Holdings, Ltd.	610,000	265,297	0.0%
*	Freeman Financial Corp., Ltd.	1,820,000	117,471	0.0%
	Fujikon Industrial Holdings, Ltd.	322,000	45,026	0.0%
#	Future Bright Holdings, Ltd.	3,288,000	315,128	0.0%
	G-Resources Group, Ltd.	156,507,600	2,958,254	0.2%
#*	GCL New Energy Holdings, Ltd.	11,252,000	489,805	0.0%
#*	Get Nice Financial Group, Ltd.	966,600	135,806	0.0%
#	Get Nice Holdings, Ltd.	39,660,000	1,366,182	0.1%
	Giordano International, Ltd.	10,150,000	4,685,010	0.3%
*	Global Brands Group Holding, Ltd.	22,264,000	1,987,560	0.1%
	Glorious Sun Enterprises, Ltd.	4,172,000	518,838	0.0%

8

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Gold Peak Industries Holdings, Ltd.	3,029,642	$296,900	0.0%
	Golden Resources Development International, Ltd.	3,330,500	178,920	0.0%
*	Good Resources Holdings, Ltd.	1,260,000	91,943	0.0%
*	Grande Holdings, Ltd. (The)	882,000	31,833	0.0%
	Great Eagle Holdings, Ltd.	363,467	1,450,495	0.1%
	Guangnan Holdings, Ltd.	2,363,600	261,328	0.0%
	Guoco Group, Ltd.	2,000	21,310	0.0%
#	Guotai Junan International Holdings, Ltd.	19,901,797	6,840,971	0.5%
	Haitong International Securities Group, Ltd.	9,802,191	5,952,232	0.4%
#	Hang Fat Ginseng Holdings Co., Ltd.	630,000	3,755	0.0%
	Hanison Construction Holdings, Ltd.	2,103,649	335,769	0.0%
	Hanny Holdings, Ltd.(BYYCZY8)	185,000	7,988	0.0%
	Hanny Holdings, Ltd.(BYYCZY8)	7,160,000	311,961	0.0%
*	Hao Tian Development Group, Ltd.	16,639,200	1,071,254	0.1%
	Harbour Centre Development, Ltd.	935,500	1,602,752	0.1%
	Hi-Level Technology Holdings, Ltd.	152,640	8,331	0.0%
	High Fashion International, Ltd.	268,000	66,618	0.0%
	HKBN, Ltd.	853,000	899,687	0.1%
	HKR International, Ltd.	5,876,736	2,427,655	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	121,030	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	91,600	587,253	0.1%
*	Hong Kong Building & Loan Agency, Ltd. (The)	200,000	8,320	0.0%
	Hong Kong Ferry Holdings Co., Ltd.	836,300	938,662	0.1%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	123,991	0.0%
*	Hong Kong Television Network, Ltd.	2,501,751	446,368	0.0%
	Hongkong & Shanghai Hotels, Ltd. (The)	1,433,112	1,466,249	0.1%
	Hongkong Chinese, Ltd.	5,038,000	914,783	0.1%
	Hop Hing Group Holdings, Ltd.	1,812,000	22,344	0.0%
	Hopewell Holdings, Ltd.	3,008,500	9,565,889	0.7%
#	Hsin Chong Group Holding, Ltd.	8,475,658	814,783	0.1%
#	Hua Hong Semiconductor, Ltd.	617,000	577,901	0.0%
	Hung Hing Printing Group, Ltd.	2,628,000	328,173	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,496,000	3,849,660	0.3%
*	I-CABLE Communications, Ltd.	2,573,000	206,947	0.0%
#	IGG, Inc.	2,656,000	1,155,992	0.1%
#*	Imagi International Holdings, Ltd.	11,425,600	357,668	0.0%
*	International Standard Resources Holdings, Ltd.	25,791,500	406,322	0.0%
#*	iOne Holdings, Ltd.	10,620,000	247,527	0.0%
	IPE Group, Ltd.	3,345,000	735,955	0.1%
*	IRC, Ltd.	9,486,266	154,161	0.0%
	IT, Ltd.	4,112,532	1,225,557	0.1%
	ITC Corp., Ltd.	1,039,512	85,305	0.0%
#	ITC Properties Group, Ltd.	4,537,057	1,828,596	0.1%
*	Jinhui Holdings Co., Ltd.	121,000	14,111	0.0%
	Johnson Electric Holdings, Ltd.	1,887,250	4,223,560	0.3%
#	K Wah International Holdings, Ltd.	8,614,565	4,288,537	0.3%
	Kader Holdings Co., Ltd.	92,000	7,788	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	127,951	0.0%
*	Kantone Holdings, Ltd.	919,364	80,587	0.0%
	Keck Seng Investments	878,600	703,328	0.1%
	Kerry Logistics Network, Ltd.	1,395,500	1,805,041	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%

9

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Kingmaker Footwear Holdings, Ltd.	1,618,955	$362,367	0.0%
#*	Kingston Financial Group, Ltd.	15,905,000	7,186,198	0.5%
#*	Ko Yo Chemical Group, Ltd.	3,956,000	73,528	0.0%
*	Kong Sun Holdings, Ltd.	175,000	8,797	0.0%
	Kowloon Development Co., Ltd.	2,468,000	2,361,513	0.2%
	Kwoon Chung Bus Holdings, Ltd.	20,000	10,772	0.0%
	L'Occitane International SA	230,500	472,127	0.0%
*	L'sea Resources International Holdings, Ltd.	5,480,000	109,762	0.0%
	Lai Sun Development Co., Ltd.	83,857,466	1,303,514	0.1%
	Lai Sun Garment International, Ltd.	3,321,680	428,552	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	302,966	0.0%
*	Landing International Development, Ltd.	15,100,000	347,521	0.0%
	Landsea Green Properties Co., Ltd.	948,000	77,360	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lifestyle International Holdings, Ltd.	1,649,000	2,779,888	0.2%
	Lippo China Resources, Ltd.	20,922,000	579,546	0.0%
	Lippo, Ltd.	1,161,700	675,516	0.1%
*	Lisi Group Holdings, Ltd.	6,674,000	544,405	0.0%
	Liu Chong Hing Investment, Ltd.	1,241,200	1,466,924	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	175,574	0.0%
#	Luk Fook Holdings International, Ltd.	2,959,000	6,563,984	0.5%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	176,793	0.0%
	Lung Kee Bermuda Holdings	1,567,875	404,985	0.0%
#*	Macau Legend Development, Ltd.	6,339,000	822,166	0.1%
	Magnificent Hotel Investment, Ltd.	13,170,000	299,721	0.0%
	Major Holdings, Ltd.	400,000	98,642	0.0%
	Man Wah Holdings, Ltd.	6,290,000	9,058,708	0.6%
#*	Mason Financial Holdings, Ltd.	16,250,000	632,550	0.1%
	Matrix Holdings, Ltd.	1,067,414	429,722	0.0%
	Melbourne Enterprises, Ltd.	39,500	698,038	0.1%
#	Melco International Development, Ltd.	4,198,000	3,954,080	0.3%
#*	Midland Holdings, Ltd.	5,182,000	1,428,814	0.1%
	Ming Fai International Holdings, Ltd.	1,879,000	218,159	0.0%
	Miramar Hotel & Investment	853,000	1,439,641	0.1%
*	Mongolian Mining Corp.	8,115,500	96,588	0.0%
#	NagaCorp, Ltd.	8,392,000	5,603,611	0.4%
	Nanyang Holdings, Ltd.	133,500	699,793	0.1%
	National Electronic Hldgs	2,668,600	311,918	0.0%
*	National United Resources Holdings, Ltd.	15,670,000	329,813	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	316,783	0.0%
*	Neptune Group, Ltd.	3,195,000	138,702	0.0%
*	NetMind Financial Holdings, Ltd.	123,112,000	1,332,982	0.1%
	New Century Group Hong Kong, Ltd.	13,351,464	212,769	0.0%
*	New Times Energy Corp., Ltd.	1,946,400	40,760	0.0%
	Newocean Energy Holdings, Ltd.	7,642,000	2,509,673	0.2%
	Next Digital, Ltd.	4,295,183	222,895	0.0%
*	O Luxe Holdings, Ltd.	7,438,500	585,702	0.1%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	556,119	0.0%
	Orient Overseas International, Ltd.	1,208,000	4,131,666	0.3%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
	Oriental Watch Holdings	3,070,800	364,824	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	274,312	0.0%

10

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#*	Pacific Basin Shipping, Ltd.	27,260,000	$2,615,278	0.2%
#	Pacific Textiles Holdings, Ltd.	5,338,000	6,668,767	0.5%
	Pak Fah Yeow International, Ltd.	5,000	2,488	0.0%
	Paliburg Holdings, Ltd.	3,062,830	860,347	0.1%
#*	Paradise Entertainment, Ltd.	3,652,000	566,455	0.0%
*	Peace Map Holding, Ltd.	1,400,000	35,297	0.0%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	462,087	0.0%
	Pegasus International Holdings, Ltd.	226,000	37,177	0.0%
	Perfect Shape Beauty Technology, Ltd.	1,172,000	115,309	0.0%
	Pico Far East Holdings, Ltd.	4,892,000	1,382,951	0.1%
	Playmates Holdings, Ltd.	692,000	902,950	0.1%
	Playmates Toys, Ltd.	5,928,000	1,112,656	0.1%
#	Pokfulam Development Co.	234,000	368,399	0.0%
	Polytec Asset Holdings, Ltd.	11,323,526	745,415	0.1%
	Public Financial Holdings, Ltd.	3,102,000	1,341,124	0.1%
	PYI Corp., Ltd.	24,147,973	492,055	0.0%
*	Pyxis Group, Ltd.	1,936,000	—	0.0%
	Raymond Industrial, Ltd.	30,400	3,686	0.0%
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,417,641	0.1%
*	Rentian Technology Holdings, Ltd.	1,970,000	135,877	0.0%
	Rivera Holdings, Ltd.	5,710,000	321,502	0.0%
#	SA SA International Holdings, Ltd.	10,699,703	4,222,821	0.3%
	Safety Godown Co., Ltd.	394,000	1,179,674	0.1%
*	Sandmartin International Holdings, Ltd.	844,000	39,323	0.0%
	SAS Dragon Holdings, Ltd.	2,120,000	335,114	0.0%
#	SEA Holdings, Ltd.	1,150,000	2,782,046	0.2%
*	SEEC Media Group, Ltd.	2,620,000	33,342	0.0%
	Shangri-La Asia, Ltd.	824,000	827,298	0.1%
#	Shenwan Hongyuan HK, Ltd.	3,976,250	2,039,644	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	37,473	0.0%
	Shun Ho Technology Holdings, Ltd.	1,254,757	429,481	0.0%
	Shun Tak Holdings, Ltd.	12,545,419	3,968,726	0.3%
*	Silver base Group Holdings, Ltd.	1,701,677	238,507	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	249,802	0.0%
	Singamas Container Holdings, Ltd.	10,968,000	1,052,284	0.1%
*	Sino-Tech International Holdings, Ltd.	3,830,000	22,318	0.0%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	17,504	0.0%
	Sitoy Group Holdings, Ltd.	891,000	355,674	0.0%
*	Skyway Securities Group, Ltd.	11,470,000	347,768	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,742,031	6,715,283	0.5%
*	SOCAM Development, Ltd.	1,718,771	798,331	0.1%
*	Solartech International Holdings, Ltd.	900,000	39,685	0.0%
*	Solomon Systech International, Ltd.	9,504,000	400,860	0.0%
	Soundwill Holdings, Ltd.	498,500	819,526	0.1%
*	South China Assets Holdings, Ltd.	5,111,170	118,911	0.0%
*	South China Financial Holdings, Ltd.	7,550,000	80,728	0.0%
*	South China Holdings Co., Ltd.	13,104,000	943,663	0.1%
#	Stella International Holdings, Ltd.	1,180,500	2,087,046	0.2%
	Stelux Holdings International, Ltd.	3,011,400	229,078	0.0%

11

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Success Universe Group, Ltd.	6,716,000	$139,639	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,016	0.0%
	Sun Hung Kai & Co., Ltd.	4,571,429	2,691,655	0.2%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	131,892	0.0%
	TAI Cheung Holdings, Ltd.	1,961,000	1,618,895	0.1%
	Tai Sang Land Development, Ltd.	781,910	426,028	0.0%
#	Tan Chong International, Ltd.	1,176,000	375,396	0.0%
	Tao Heung Holdings, Ltd.	688,000	162,608	0.0%
	Television Broadcasts, Ltd.	1,845,400	6,334,269	0.4%
*	Termbray Industries International Holdings, Ltd.	2,304,900	223,468	0.0%
	Tern Properties Co., Ltd.	51,200	25,891	0.0%
	Texwinca Holdings, Ltd.	5,096,000	3,796,849	0.3%
	Tian Teck Land, Ltd.	1,024,000	1,069,296	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	847	0.0%
*	Tom Group, Ltd.	264,000	67,118	0.0%
	Town Health International Medical Group, Ltd.	1,896,000	311,867	0.0%
	Tradelink Electronic Commerce, Ltd.	4,908,000	990,169	0.1%
#	Transport International Holdings, Ltd.	1,113,741	2,920,928	0.2%
#*	Trinity, Ltd.	8,046,000	573,670	0.0%
*	Tristate Holdings, Ltd.	188,000	47,883	0.0%
#*	TSC Group Holdings, Ltd.	3,280,000	467,375	0.0%
#	Tsui Wah Holdings, Ltd.	510,000	83,842	0.0%
	Tysan Holdings, Ltd.	40,000	22,800	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	4,812,000	1,916,586	0.1%
#*	United Photovoltaics Group, Ltd.	6,916,000	521,634	0.0%
*	Universal Technologies Holdings, Ltd.	7,410,000	371,672	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	65,331	0.0%
	Upbest Group, Ltd.	36,000	10,187	0.0%
*	Value Convergence Holdings, Ltd.	2,064,000	295,198	0.0%
#	Value Partners Group, Ltd.	6,150,000	5,702,870	0.4%
	Vanke Property Overseas, Ltd.	49,000	32,867	0.0%
	Varitronix International, Ltd.	2,573,293	1,365,802	0.1%
	Vedan International Holdings, Ltd.	3,272,000	256,614	0.0%
	Victory City International Holdings, Ltd.	12,609,663	636,305	0.1%
	Vitasoy International Holdings, Ltd.	4,819,000	8,766,569	0.6%
*	VS International Group, Ltd.	488,000	25,814	0.0%
#	VST Holdings, Ltd.	5,085,600	1,450,673	0.1%
	VTech Holdings, Ltd.	603,400	6,369,093	0.4%
	Wai Kee Holdings, Ltd.	7,640,738	2,303,412	0.2%
	Wang On Group, Ltd.	1,740,000	18,759	0.0%
	Win Hanverky Holdings, Ltd.	2,364,000	409,421	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	234,477	0.0%
	Wing On Co. International, Ltd.	759,000	2,197,031	0.2%
	Wing Tai Properties, Ltd.	1,923,331	1,062,812	0.1%
	Wong's International Holdings, Ltd.	737,641	249,864	0.0%
	Wong's Kong King International	120,000	10,235	0.0%
*	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.	2,163,250	758,438	0.1%
	Xinyi Glass Holdings, Ltd.	17,442,000	12,901,722	0.9%
	Yangtzekiang Garment, Ltd.	606,500	211,082	0.0%
	Yau Lee Holdings, Ltd.	534,000	83,538	0.0%
	Yeebo International Holdings, Ltd.	646,000	177,472	0.0%
#	YGM Trading, Ltd.	447,000	235,715	0.0%

12

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	YT Realty Group, Ltd.	749,000	$375,063	0.0%
	Yugang International, Ltd.	90,818,000	1,508,077	0.1%
TOTAL HONG KONG			367,406,367	25.1%

NEW ZEALAND — (9.4%)
#*	a2 Milk Co., Ltd.	1,558,157	2,044,889	0.1%
	Abano Healthcare Group, Ltd.	30,725	166,750	0.0%
	Air New Zealand, Ltd.	3,693,701	5,535,873	0.4%
	Briscoe Group, Ltd.	2,235	4,984	0.0%
	Chorus, Ltd.	2,089,594	6,310,582	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	639,893	0.1%
	Contact Energy, Ltd.	2,259,220	8,387,340	0.6%
#	EBOS Group, Ltd.	451,590	5,284,626	0.4%
	Fisher & Paykel Healthcare Corp., Ltd.	4,031,860	28,967,672	2.0%
#	Freightways, Ltd.	974,609	4,506,427	0.3%
	Genesis Energy, Ltd.	636,993	973,491	0.1%
	Hallenstein Glasson Holdings, Ltd.	242,445	458,925	0.0%
#	Heartland Bank, Ltd.	617,920	520,438	0.0%
	Hellaby Holdings, Ltd.	384,437	714,785	0.1%
#	Infratil, Ltd.	3,268,694	7,461,727	0.5%
#	Kathmandu Holdings, Ltd.	663,170	725,422	0.1%
	Mainfreight, Ltd.	539,049	6,406,249	0.4%
	Methven, Ltd.	93,877	85,846	0.0%
	Metlifecare, Ltd.	568,932	2,247,605	0.2%
#	Michael Hill International, Ltd.	1,490,263	1,213,015	0.1%
#	Mighty River Power, Ltd.	807,349	1,742,423	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	538,403	0.0%
*	New Zealand Oil & Gas, Ltd.	1,659,791	545,813	0.0%
	New Zealand Refining Co., Ltd. (The)	574,344	997,587	0.1%
	Nuplex Industries, Ltd.	1,278,378	4,800,569	0.3%
*	NZME, Ltd.	945,851	514,953	0.0%
	NZX, Ltd.	952,265	680,976	0.1%
#	Opus International Consultants, Ltd.	12,925	10,414	0.0%
*	Orion Health Group, Ltd.	4,001	14,009	0.0%
*	Pacific Edge, Ltd.	442,720	174,138	0.0%
	PGG Wrightson, Ltd.	999,976	296,646	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	515,305	7,180,103	0.5%
	Restaurant Brands New Zealand, Ltd.	480,311	1,853,080	0.1%
*	Richina Pacific, Ltd.	274,180	—	0.0%
*	Rubicon, Ltd.	1,442,620	252,489	0.0%
#	Ryman Healthcare, Ltd.	2,347,422	15,668,254	1.1%
	Sanford, Ltd.	382,357	1,524,051	0.1%
	Scales Corp., Ltd.	6,694	14,252	0.0%
	Scott Technology, Ltd.	39,805	53,519	0.0%
	Skellerup Holdings, Ltd.	544,971	491,803	0.0%
#	SKY Network Television, Ltd.	2,080,268	7,099,375	0.5%
#	SKYCITY Entertainment Group, Ltd.	5,039,829	16,496,948	1.1%
#	Steel & Tube Holdings, Ltd.	441,625	587,462	0.0%
	Summerset Group Holdings, Ltd.	514,029	1,610,737	0.1%
	Tourism Holdings, Ltd.	337,692	636,906	0.0%
	Tower, Ltd.	887,040	868,057	0.1%

13

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Trade Me Group, Ltd.	1,682,617	$5,577,603	0.4%
#	TrustPower, Ltd.	81,096	446,058	0.0%
#	Vector, Ltd.	1,381,288	3,253,551	0.2%
#	Warehouse Group, Ltd. (The)	698,604	1,382,556	0.1%
*	Xero, Ltd.	167,838	2,190,631	0.2%
	Z Energy, Ltd.	183,115	1,059,385	0.1%
TOTAL NEW ZEALAND			161,219,290	11.0%

SINGAPORE — (10.2%)
*	Abterra, Ltd.	531,800	147,242	0.0%
	Accordia Golf Trust	2,020,600	900,726	0.1%
	Amara Holdings, Ltd.	922,800	285,345	0.0%
	Ascendas India Trust	812,300	598,621	0.1%
	ASL Marine Holdings, Ltd.	694,100	138,489	0.0%
	Aspial Corp., Ltd.	75,877	15,794	0.0%
#*	Ausgroup, Ltd.	3,548,500	177,817	0.0%
	Baker Technology, Ltd.	289,580	145,231	0.0%
#*	Banyan Tree Holdings, Ltd.	1,022,900	358,465	0.0%
#	Best World International, Ltd.	775,700	662,204	0.1%
	Bonvests Holdings, Ltd.	950,000	864,865	0.1%
*	Boustead Projects, Ltd.	497,612	220,474	0.0%
	Boustead Singapore, Ltd.	1,792,236	1,067,720	0.1%
	Breadtalk Group, Ltd.	894,200	744,256	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	134,097	0.0%
	Bukit Sembawang Estates, Ltd.	602,703	2,029,581	0.1%
	Bund Center Investment, Ltd.	659,825	348,896	0.0%
#	Centurion Corp., Ltd.	825,900	236,869	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,130,999	1,953,506	0.1%
#	China Everbright Water, Ltd.	3,155,800	1,494,810	0.1%
	China Merchants Holdings Pacific, Ltd.	1,406,409	1,070,355	0.1%
#	Chip Eng Seng Corp., Ltd.	3,445,300	1,629,232	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	790,181	0.1%
	Civmec, Ltd.	53,200	15,231	0.0%
#*	COSCO Corp. Singapore, Ltd.	7,713,800	1,734,319	0.1%
*	Creative Technology, Ltd.	272,200	208,686	0.0%
	CSE Global, Ltd.	3,348,000	1,099,457	0.1%
#	CWT, Ltd.	1,708,000	2,730,297	0.2%
#*	Del Monte Pacific, Ltd.	1,925,164	486,975	0.0%
*	Delong Holdings, Ltd.	14,725	3,483	0.0%
*	DMX Technologies Group, Ltd.	2,096,000	209,600	0.0%
#	Dyna-Mac Holdings, Ltd.	2,194,400	224,278	0.0%
	Elec & Eltek International Co., Ltd.	147,000	129,629	0.0%
	Ellipsiz, Ltd.	36,900	9,753	0.0%
	EnGro Corp., Ltd.	354,000	229,147	0.0%
	Eu Yan Sang International, Ltd.	786,600	356,375	0.0%
#*	Ezion Holdings, Ltd.	7,111,060	2,777,647	0.2%
#*	Ezra Holdings, Ltd.	17,552,223	965,209	0.1%
	Falcon Energy Group, Ltd.	2,008,800	284,844	0.0%
	Far East Orchard, Ltd.	1,074,985	1,247,820	0.1%
#	First Resources, Ltd.	4,611,100	5,380,296	0.4%
*	First Ship Lease Trust	160,900	21,501	0.0%
	First Sponsor Group, Ltd.	440,661	392,857	0.0%

14

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	FJ Benjamin Holdings, Ltd.	543,500	$29,317	0.0%
#*	Food Empire Holdings, Ltd.	1,256,400	290,023	0.0%
	Fragrance Group, Ltd.	6,077,000	774,203	0.1%
	Frasers Centrepoint, Ltd.	276,400	314,782	0.0%
	Fu Yu Corp., Ltd.	1,151,700	163,936	0.0%
#*	Gallant Venture, Ltd.	4,992,500	779,584	0.1%
*	Geo Energy Resources, Ltd.	432,000	36,390	0.0%
	GK Goh Holdings, Ltd.	1,484,065	909,484	0.1%
#	GL, Ltd.	3,365,800	2,080,255	0.2%
*	Global Premium Hotels, Ltd.	559,480	120,722	0.0%
#*	GMG Global, Ltd.	1,788,330	731,856	0.1%
	Golden Agri-Resources, Ltd.	12,632,800	3,305,375	0.2%
	GP Batteries International, Ltd.	235,000	133,602	0.0%
	GP Industries, Ltd.	2,567,609	1,067,375	0.1%
	GSH Corp., Ltd.	60,860	11,509	0.0%
	GuocoLand, Ltd.	548,114	753,190	0.1%
*	Hanwell Holdings, Ltd.	1,771,219	299,593	0.0%
	Haw Par Corp., Ltd.	19,900	133,482	0.0%
*	HG Metal Manufacturing, Ltd.	43,350	9,933	0.0%
	Hi-P International, Ltd.	1,271,600	376,436	0.0%
	Hiap Hoe, Ltd.	498,000	267,866	0.0%
*	HLH Group, Ltd.	1,798,200	9,204	0.0%
#	Ho Bee Land, Ltd.	1,604,700	2,531,883	0.2%
#	Hong Fok Corp., Ltd.	3,551,394	1,775,038	0.1%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
	Hong Leong Asia, Ltd.	690,700	383,156	0.0%
	Hotel Grand Central, Ltd.	1,461,261	1,413,202	0.1%
	Hour Glass, Ltd. (The)	1,814,832	1,073,386	0.1%
#*	HTL International Holdings, Ltd.	1,135,343	785,161	0.1%
	Hwa Hong Corp., Ltd.	2,123,500	470,387	0.0%
#	Hyflux, Ltd.	3,165,300	1,418,076	0.1%
	Indofood Agri Resources, Ltd.	3,432,100	1,225,525	0.1%
*	InnoTek, Ltd.	512,500	59,105	0.0%
	Innovalues, Ltd.	1,659,300	1,256,398	0.1%
	IPC Corp., Ltd.	275,770	113,905	0.0%
	Isetan Singapore, Ltd.	119,000	330,384	0.0%
	Japfa, Ltd.	1,783,500	1,079,729	0.1%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	990,520	623,357	0.1%
#	Keppel Infrastructure Trust	5,224,332	1,924,083	0.1%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,428,935	0.1%
	Koh Brothers Group, Ltd.	1,432,000	298,504	0.0%
#*	KrisEnergy, Ltd.	296,200	32,426	0.0%
	KSH Holdings, Ltd.	57,200	22,982	0.0%
	Lian Beng Group, Ltd.	2,238,100	733,085	0.1%
	Low Keng Huat Singapore, Ltd.	889,800	350,385	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	292,918	0.0%
	M1, Ltd.	1,973,200	4,007,428	0.3%
	Mandarin Oriental International, Ltd.	82,900	112,379	0.0%
*	Marco Polo Marine, Ltd.	882,000	118,222	0.0%
	mDR, Ltd.	3,997,000	11,868	0.0%
	Metro Holdings, Ltd.	2,426,692	1,821,986	0.1%

15

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Mewah International, Inc.	506,700	$96,974	0.0%
#	Midas Holdings, Ltd.	8,106,800	1,573,391	0.1%
#*	Nam Cheong, Ltd.	7,237,940	417,609	0.0%
#*	Neptune Orient Lines, Ltd.	3,386,600	3,275,735	0.2%
	Nera Telecommunications, Ltd.	925,500	464,718	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	293,963	0.0%
#*	Noble Group, Ltd.	36,474,600	5,523,312	0.4%
	NSL, Ltd.	409,900	438,270	0.0%
	Olam International, Ltd.	290,300	400,668	0.0%
#	OUE, Ltd.	1,809,700	2,071,947	0.2%
	Overseas Education, Ltd.	65,300	21,681	0.0%
#	Oxley Holdings, Ltd.	1,093,300	338,309	0.0%
	Pacc Offshore Services Holdings, Ltd.	478,200	130,187	0.0%
	Pacific Radiance, Ltd.	452,600	84,562	0.0%
	Pan-United Corp., Ltd.	1,948,600	849,589	0.1%
	Penguin International, Ltd.	525,699	119,571	0.0%
#	Petra Foods, Ltd.	788,500	1,711,677	0.1%
#	Q&M Dental Group Singapore, Ltd.	2,088,100	1,120,076	0.1%
	QAF, Ltd.	1,333,862	1,051,366	0.1%
	Raffles Education Corp., Ltd.	4,176,710	620,935	0.1%
#	Raffles Medical Group, Ltd.	3,101,073	3,482,332	0.2%
	Religare Health Trust	1,274,600	934,209	0.1%
*	RH Petrogas, Ltd.	66,800	6,826	0.0%
#	Rickmers Maritime	1,008,350	60,034	0.0%
#	Riverstone Holdings, Ltd.	960,100	646,458	0.1%
#	Rotary Engineering, Ltd.	1,443,100	402,788	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	99,458	0.0%
	San Teh, Ltd.	336,687	55,225	0.0%
	SATS, Ltd.	2,628,500	8,036,357	0.6%
#	SBS Transit, Ltd.	926,200	1,660,915	0.1%
	SembCorp Industries, Ltd.	176,800	374,404	0.0%
#	SembCorp Marine, Ltd.	790,500	919,867	0.1%
#	Sheng Siong Group, Ltd.	2,982,100	1,962,479	0.1%
#	SHS Holdings, Ltd.	2,304,100	324,298	0.0%
	SIA Engineering Co., Ltd.	198,400	542,864	0.0%
#*	SIIC Environment Holdings, Ltd.	2,889,120	1,332,864	0.1%
	Sim Lian Group, Ltd.	2,216,555	1,458,661	0.1%
#	Sinarmas Land, Ltd.	6,138,300	2,120,965	0.2%
	Sing Holdings, Ltd.	1,134,000	253,510	0.0%
	Sing Investments & Finance, Ltd.	297,675	250,331	0.0%
#	Singapore Post, Ltd.	8,412,400	9,218,276	0.6%
	Singapore Reinsurance Corp., Ltd.	1,514,530	344,405	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	341,965	0.0%
	Singapura Finance, Ltd.	348,124	219,841	0.0%
#	Sino Grandness Food Industry Group, Ltd.	2,981,300	1,367,811	0.1%
	SMRT Corp., Ltd.	4,061,200	4,552,240	0.3%
	Stamford Land Corp., Ltd.	3,188,100	1,136,503	0.1%
	Straco Corp., Ltd.	130,000	77,752	0.0%
	Sunningdale Tech, Ltd.	779,760	611,466	0.1%
*	SunVic Chemical Holdings, Ltd.	1,436,145	121,044	0.0%
#	Super Group, Ltd.	3,053,300	1,882,123	0.1%
#*	Swiber Holdings, Ltd.	2,895,250	393,538	0.0%

16

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Tat Hong Holdings, Ltd.	2,096,200	$875,510	0.1%
*	Thakral Corp., Ltd.	169,165	24,297	0.0%
	Tiong Woon Corp. Holding, Ltd.	1,045,325	178,886	0.0%
#	Tuan Sing Holdings, Ltd.	4,167,162	916,414	0.1%
#	UMS Holdings, Ltd.	2,550,200	1,109,292	0.1%
	United Engineers, Ltd.	2,931,628	4,788,895	0.3%
	United Industrial Corp., Ltd.	13,452	27,643	0.0%
	United Overseas Insurance, Ltd.	181,850	621,134	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,955,133	1,906,202	0.1%
	UOL Group, Ltd.	1,084,464	4,420,555	0.3%
	UPP Holdings, Ltd.	2,972,500	436,060	0.0%
	Valuetronics Holdings, Ltd.	1,326,200	509,142	0.0%
#*	Vard Holdings, Ltd.	4,555,300	577,171	0.1%
	Venture Corp., Ltd.	1,921,100	11,820,263	0.8%
#	Vibrant Group, Ltd.	1,871,915	474,949	0.0%
	Vicom, Ltd.	119,500	509,372	0.0%
#	Wee Hur Holdings, Ltd.	2,670,400	506,085	0.0%
#	Wheelock Properties Singapore, Ltd.	1,224,700	1,322,674	0.1%
#	Wing Tai Holdings, Ltd.	3,260,067	3,957,123	0.3%
	Yeo Hiap Seng, Ltd.	223,731	229,567	0.0%
	YHI International, Ltd.	508,400	113,907	0.0%
#*	Yongnam Holdings, Ltd.	2,977,200	477,057	0.0%
*	Yuuzoo Corp., Ltd.	3,838,000	492,746	0.0%
	Zhongmin Baihui Retail Group, Ltd.	26,900	28,336	0.0%
TOTAL SINGAPORE			174,933,819	12.0%
TOTAL COMMON STOCKS			1,451,811,442	99.4%
RIGHTS/WARRANTS — (0.1%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	ELDERS, Ltd. Rights 7/6/16	73,565	17,557	0.0%
*	Mayne Pharma Group, Ltd. Rights 7/15/16	2,184,249	—	0.0%
*	Perseus Mining, Ltd. Rights 7/15/16	304,042	—	0.0%
TOTAL AUSTRALIA			17,557	0.0%

HONG KONG — (0.1%)
*	Cheuk Nang Holdings, Ltd. Warrants 4/24/17	17,802	4,073	0.0%
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—	0.0%
*	Noble Group, Ltd. Rights 7/20/16	36,474,600	2,436,875	0.2%
TOTAL HONG KONG			2,440,948	0.2%

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 4/24/20	914,392	103,175	0.0%
TOTAL RIGHTS/WARRANTS			2,561,680	0.2%
TOTAL INVESTMENT SECURITIES			1,454,373,122

17

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (15.2%)
§@ DFA Short Term Investment Fund	22,527,592	$260,644,237	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,810,819,870)^		$1,715,017,359	117.5%
____________________

^ The cost for federal income tax purposes is $1,839,696,006.

18

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,050,747	$745,113,303	—	$747,164,050
China	—	1,087,916	—	1,087,916
Hong Kong	2,081,677	365,324,690	—	367,406,367
New Zealand	514,953	160,704,337	—	161,219,290
Singapore	1,409,627	173,524,192	—	174,933,819
Rights/Warrants
Australia	—	17,557	—	17,557
Hong Kong	—	2,440,948	—	2,440,948
Singapore	—	103,175	—	103,175
Securities Lending Collateral	—	260,644,237	—	260,644,237
TOTAL	$6,057,004	$1,708,960,355	—	$1,715,017,359

19

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.5%)
Consumer Discretionary — (21.4%)
	4imprint Group P.L.C.	96,987	$1,675,154	0.1%
	888 Holdings P.L.C.	923,891	2,527,673	0.2%
	AA P.L.C.	1,755,870	5,621,648	0.3%
	B&M European Value Retail SA	1,901,714	6,480,198	0.4%
	Bellway P.L.C.	634,613	16,098,578	1.0%
	Berkeley Group Holdings P.L.C.	116,882	3,946,831	0.2%
	Bloomsbury Publishing P.L.C.	274,093	584,633	0.0%
	Bovis Homes Group P.L.C.	777,861	7,590,843	0.5%
	Card Factory P.L.C.	404,451	1,722,470	0.1%
*	Carpetright P.L.C.	82,608	255,283	0.0%
#	Centaur Media P.L.C.	537,905	286,655	0.0%
	Cineworld Group P.L.C.	1,228,419	8,961,074	0.5%
	Connect Group P.L.C.	1,289,793	2,542,677	0.2%
	Crest Nicholson Holdings P.L.C.	1,155,163	5,515,476	0.3%
	Creston P.L.C.	22,394	25,794	0.0%
	Daily Mail & General Trust P.L.C.	1,271,481	10,150,148	0.6%
	Darty P.L.C.	1,332,051	2,992,243	0.2%
	Debenhams P.L.C.	6,752,119	4,989,775	0.3%
	Dignity P.L.C.	249,726	8,574,106	0.5%
	Domino's Pizza Group P.L.C.	2,536,833	11,270,875	0.7%
	Dunelm Group P.L.C.	370,045	3,884,330	0.2%
*	Enterprise Inns P.L.C.	2,861,188	3,079,952	0.2%
	Entertainment One, Ltd.	525,999	1,210,599	0.1%
	Euromoney Institutional Investor P.L.C.	282,895	3,526,214	0.2%
*	Findel P.L.C.	249,298	586,260	0.0%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C. Class A	134,418	1,673,436	0.1%
*	Future P.L.C.	1,123,811	132,996	0.0%
	Games Workshop Group P.L.C.	98,402	590,781	0.0%
	Greene King P.L.C.	1,786,209	18,601,344	1.1%
	GVC Holdings P.L.C.	892,011	6,698,176	0.4%
	Halfords Group P.L.C.	1,080,557	4,645,901	0.3%
	Headlam Group P.L.C.	381,648	2,195,301	0.1%
	Henry Boot P.L.C.	417,992	1,063,905	0.1%
	Home Retail Group P.L.C.	3,986,671	8,164,021	0.5%
	Huntsworth P.L.C.	938,084	487,658	0.0%
	Inchcape P.L.C.	2,190,976	18,422,441	1.1%
	Informa P.L.C.	2,774,252	27,052,663	1.6%
	ITE Group P.L.C.	1,488,062	2,817,331	0.2%
	J D Wetherspoon P.L.C.	459,179	4,320,548	0.3%
	JD Sports Fashion P.L.C.	465,078	7,170,299	0.4%
	John Menzies P.L.C.	335,010	2,435,444	0.1%
*	Johnston Press P.L.C.	20,800	4,915	0.0%
	Ladbrokes P.L.C.	5,357,119	7,998,644	0.5%
	Laura Ashley Holdings P.L.C.	1,465,488	429,753	0.0%
*	Liberty Global P.L.C. Class A	71,785	2,086,078	0.1%
*	Liberty Global P.L.C. Series C	301,889	8,649,128	0.5%
*	Liberty Global P.L.C. LiLAC Class A	11,181	360,705	0.0%
*	Liberty Global P.L.C. LiLAC Class C	39,060	1,269,057	0.1%
	Lookers P.L.C.	1,889,052	2,709,915	0.2%
	Marston's P.L.C.	3,356,475	6,048,388	0.4%

1

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	1,000,376	$5,360,981	0.3%
	Mitchells & Butlers P.L.C.	1,003,645	3,099,000	0.2%
	MJ Gleeson P.L.C.	189,171	1,057,536	0.1%
*	Mothercare P.L.C.	596,178	1,082,208	0.1%
	N Brown Group P.L.C.	869,150	2,012,405	0.1%
#*	Ocado Group P.L.C.	2,072,450	6,394,557	0.4%
	Paddy Power Betfair P.L.C.	38,560	4,057,404	0.2%
	Pendragon P.L.C.	5,845,596	2,172,634	0.1%
	Pets at Home Group P.L.C.	828,202	2,578,225	0.2%
	Photo-Me International P.L.C.	1,002,981	1,825,566	0.1%
	Poundland Group P.L.C.	548,303	1,512,810	0.1%
*	Punch Taverns P.L.C.	133,442	164,011	0.0%
	Rank Group P.L.C.	402,759	1,151,884	0.1%
	Redrow P.L.C.	1,390,578	5,848,523	0.4%
	Restaurant Group P.L.C. (The)	977,184	3,762,097	0.2%
*	Sportech P.L.C.	371,065	290,486	0.0%
*	Sports Direct International P.L.C.	129,848	555,964	0.0%
	SSP Group P.L.C.	637,953	2,394,050	0.1%
	STV Group P.L.C.	4,868	19,780	0.0%
	SuperGroup P.L.C.	239,090	4,045,859	0.2%
#	Tarsus Group P.L.C.	207,820	692,248	0.0%
	Ted Baker P.L.C.	152,815	4,966,326	0.3%
*	Thomas Cook Group P.L.C.	6,943,222	5,834,865	0.4%
	Topps Tiles P.L.C.	989,113	1,395,766	0.1%
	Tribal Group P.L.C.	166,072	112,297	0.0%
	Trinity Mirror P.L.C.	1,631,721	1,909,560	0.1%
	UBM P.L.C.	1,880,196	16,125,112	1.0%
	Vitec Group P.L.C. (The)	159,205	1,104,162	0.1%
	WH Smith P.L.C.	680,498	14,296,238	0.9%
	William Hill P.L.C.	4,105,574	14,141,831	0.8%
	Wilmington P.L.C.	334,384	1,124,580	0.1%
	Wireless Group P.L.C.	322,510	1,328,452	0.1%
Total Consumer Discretionary			362,545,734	21.7%

Consumer Staples — (5.5%)
#	A.G.BARR P.L.C.	417,894	2,714,510	0.2%
#	Anglo-Eastern Plantations P.L.C.	104,452	551,162	0.0%
	Booker Group P.L.C.	7,505,064	17,380,110	1.0%
	Britvic P.L.C.	1,120,971	8,771,855	0.5%
	Cranswick P.L.C.	263,709	7,355,841	0.5%
	Dairy Crest Group P.L.C.	743,682	5,327,309	0.3%
	Devro P.L.C.	930,843	3,206,770	0.2%
	Greencore Group P.L.C.	2,076,636	8,546,090	0.5%
	Greggs P.L.C.	539,599	7,000,760	0.4%
#	Hilton Food Group P.L.C.	29,428	216,489	0.0%
	McBride P.L.C.	860,692	1,783,601	0.1%
	McColl's Retail Group P.L.C.	17,212	29,897	0.0%
*	Premier Foods P.L.C.	4,536,762	2,486,004	0.2%
#	PZ Cussons P.L.C.	1,342,993	5,904,112	0.4%
#	REA Holdings P.L.C.	50,639	163,123	0.0%
	Stock Spirits Group P.L.C.	548,746	1,170,344	0.1%

2

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Tate & Lyle P.L.C.	2,291,490	$20,488,106	1.2%
Total Consumer Staples			93,096,083	5.6%

Energy — (5.0%)
#	Afren P.L.C.	5,446,344	2,175	0.0%
	Amec Foster Wheeler P.L.C.	1,933,881	12,715,458	0.8%
	Anglo Pacific Group P.L.C.	611,246	659,733	0.0%
*	Cairn Energy P.L.C.	3,140,628	8,734,292	0.5%
#*	EnQuest P.L.C.	1,762,201	756,004	0.1%
*	Fortune Oil CVR	6,238,485	—	0.0%
	Gulf Marine Services P.L.C.	31,549	19,795	0.0%
	Hunting P.L.C.	690,099	4,438,676	0.3%
	James Fisher & Sons P.L.C.	238,889	4,418,602	0.3%
	John Wood Group P.L.C.	1,820,460	16,757,587	1.0%
*	Lamprell P.L.C.	1,281,770	1,222,034	0.1%
*	Ophir Energy P.L.C.	1,935,830	2,043,938	0.1%
	Petrofac, Ltd.	1,141,776	11,868,300	0.7%
*	Premier Oil P.L.C.	1,024,107	1,044,002	0.1%
	Soco International P.L.C.	1,085,945	2,065,619	0.1%
	Stobart Group, Ltd.	857,700	1,833,345	0.1%
*	Tullow Oil P.L.C.	4,478,075	15,793,600	0.9%
Total Energy			84,373,160	5.1%

Financials — (15.5%)
	Aberdeen Asset Management P.L.C.	1,689,565	6,339,059	0.4%
*	Aldermore Group P.L.C.	249,946	397,259	0.0%
	Arrow Global Group P.L.C.	650,252	1,725,270	0.1%
#	Ashmore Group P.L.C.	1,737,896	6,919,724	0.4%
	Beazley P.L.C.	2,740,810	13,325,089	0.8%
	BGEO Group P.L.C.	166,406	5,827,873	0.4%
	Brewin Dolphin Holdings P.L.C.	1,565,303	5,039,367	0.3%
#	Capital & Counties Properties P.L.C.	2,059,375	8,199,269	0.5%
	Charles Stanley Group P.L.C.	122,025	441,201	0.0%
	Charles Taylor P.L.C.	192,071	613,827	0.0%
	Chesnara P.L.C.	594,993	2,189,431	0.1%
	Close Brothers Group P.L.C.	722,784	10,956,137	0.7%
*	CLS Holdings P.L.C.	11,213	205,304	0.0%
	Countrywide P.L.C.	649,114	2,129,101	0.1%
	Daejan Holdings P.L.C.	34,607	2,332,873	0.1%
	esure Group P.L.C.	1,149,596	4,374,315	0.3%
	Foxtons Group P.L.C.	725,836	1,076,148	0.1%
	Grainger P.L.C.	1,013,708	2,866,237	0.2%
	Hansard Global P.L.C.	16,468	22,941	0.0%
*	Harworth Group P.L.C.	30,680	31,359	0.0%
	Helical Bar P.L.C.	630,825	2,386,561	0.1%
	Henderson Group P.L.C.	5,474,341	15,563,291	0.9%
	Hiscox, Ltd.	1,480,745	20,445,262	1.2%
	ICAP P.L.C.	2,606,844	14,667,927	0.9%
	IG Group Holdings P.L.C.	1,792,534	19,410,035	1.2%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	1,318,688	8,639,868	0.5%
	International Personal Finance P.L.C.	877,184	3,340,683	0.2%

3

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#*	IP Group P.L.C.	1,406,086	$2,674,769	0.2%
	Jardine Lloyd Thompson Group P.L.C.	619,442	7,760,858	0.5%
	JRP Group P.L.C.	747,417	1,099,210	0.1%
	Jupiter Fund Management P.L.C.	1,855,025	9,109,120	0.5%
	Lancashire Holdings, Ltd.	1,084,204	8,525,995	0.5%
	LSL Property Services P.L.C.	328,694	1,064,387	0.1%
	Man Group P.L.C.	7,936,721	12,331,177	0.7%
	Novae Group P.L.C.	317,414	3,159,437	0.2%
	OneSavings Bank P.L.C.	313,276	885,688	0.1%
	Paragon Group of Cos. P.L.C. (The)	744,843	2,417,154	0.1%
	Phoenix Group Holdings	1,073,440	11,529,514	0.7%
	Rathbone Brothers P.L.C.	188,297	4,435,691	0.3%
*	Raven Russia, Ltd.	1,059,349	525,290	0.0%
	S&U P.L.C.	20,417	619,431	0.0%
	Saga P.L.C.	3,084,511	7,933,832	0.5%
	Savills P.L.C.	686,012	5,613,082	0.3%
	St. Modwen Properties P.L.C.	1,015,579	3,645,125	0.2%
	Tullett Prebon P.L.C.	1,292,887	5,247,398	0.3%
	U & I Group P.L.C.	642,624	1,355,865	0.1%
	UNITE Group P.L.C. (The)	1,311,273	10,847,494	0.7%
	Virgin Money Holdings UK P.L.C.	489,330	1,641,649	0.1%
*	Waterloo Investment Holdings, Ltd.	5,979	557	0.0%
Total Financials			261,888,134	15.7%

Health Care — (3.6%)
#*	Alizyme P.L.C.	660,805	—	0.0%
*	Bioquell P.L.C.	90,893	162,149	0.0%
#*	BTG P.L.C.	1,723,200	16,643,158	1.0%
	Cambian Group P.L.C.	63,163	47,634	0.0%
#*	Circassia Pharmaceuticals P.L.C.	285,098	386,684	0.0%
	Consort Medical P.L.C.	240,495	3,352,205	0.2%
	Dechra Pharmaceuticals P.L.C.	428,975	6,702,383	0.4%
	Genus P.L.C.	291,166	6,079,119	0.4%
	Indivior P.L.C.	2,842,894	9,565,833	0.6%
	Spire Healthcare Group P.L.C.	486,003	2,167,317	0.1%
	UDG Healthcare P.L.C.	1,186,662	9,390,862	0.5%
*	Vectura Group P.L.C.	2,891,647	6,222,176	0.4%
Total Health Care			60,719,520	3.6%

Industrials — (26.2%)
	Aggreko P.L.C.	1,164,612	19,918,371	1.2%
	Air Partner P.L.C.	40,969	208,792	0.0%
	Alumasc Group P.L.C. (The)	120,110	194,249	0.0%
	Avon Rubber P.L.C.	101,804	1,149,155	0.1%
*	Balfour Beatty P.L.C.	3,549,781	10,203,261	0.6%
	BBA Aviation P.L.C.	5,623,297	16,639,801	1.0%
	Berendsen P.L.C.	823,219	13,375,011	0.8%
	Bodycote P.L.C.	1,121,708	7,739,282	0.5%
	Braemar Shipping Services P.L.C.	84,411	462,569	0.0%
#	Brammer P.L.C.	668,388	533,770	0.0%
	Cape P.L.C.	655,560	1,681,932	0.1%
#	Carillion P.L.C.	2,315,551	7,231,119	0.4%

4

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Carr's Group P.L.C.	343,111	$641,090	0.0%
	Castings P.L.C.	157,187	907,055	0.1%
	Chemring Group P.L.C.	1,639,093	2,771,053	0.2%
	Clarkson P.L.C.	90,321	2,670,344	0.2%
	Cobham P.L.C.	7,914,798	16,675,135	1.0%
	Communisis P.L.C.	1,025,909	477,910	0.0%
	Costain Group P.L.C.	408,045	1,724,602	0.1%
	DCC P.L.C.	129,615	11,406,065	0.7%
	De La Rue P.L.C.	512,292	3,497,841	0.2%
#*	Dialight P.L.C.	103,553	697,296	0.0%
	Diploma P.L.C.	579,262	6,451,387	0.4%
	Fenner P.L.C.	1,016,768	2,123,543	0.1%
*	Firstgroup P.L.C.	6,169,909	8,272,005	0.5%
*	Flybe Group P.L.C.	320,823	170,464	0.0%
	G4S P.L.C.	3,161,732	7,747,383	0.5%
	Galliford Try P.L.C.	408,409	4,988,874	0.3%
	Go-Ahead Group P.L.C.	220,066	5,743,703	0.3%
	Goodwin P.L.C.	383	9,633	0.0%
	Grafton Group P.L.C.	1,000,382	6,614,355	0.4%
	Harvey Nash Group P.L.C.	46,693	35,953	0.0%
	Hays P.L.C.	6,566,676	8,579,993	0.5%
	Hogg Robinson Group P.L.C.	134,014	127,855	0.0%
	HomeServe P.L.C.	1,369,369	9,633,433	0.6%
	Howden Joinery Group P.L.C.	3,165,528	16,258,351	1.0%
	IMI P.L.C.	1,210,740	15,690,331	0.9%
	Interserve P.L.C.	758,481	2,630,871	0.1%
	John Laing Group P.L.C.	290,819	873,526	0.1%
	Keller Group P.L.C.	396,700	4,792,924	0.3%
	Kier Group P.L.C.	496,991	6,999,230	0.4%
	Lavendon Group P.L.C.	812,054	1,205,031	0.1%
	Management Consulting Group P.L.C.	1,467,589	312,942	0.0%
	Mears Group P.L.C.	544,440	2,853,993	0.2%
	Meggitt P.L.C.	2,785,877	15,142,448	0.9%
	Melrose Industries P.L.C.	800,311	4,546,642	0.3%
	Michael Page International P.L.C.	1,368,971	5,435,639	0.3%
	Mitie Group P.L.C.	1,968,455	6,522,973	0.4%
	Morgan Advanced Materials P.L.C.	1,484,937	4,594,918	0.3%
	Morgan Sindall Group P.L.C.	191,927	1,678,386	0.1%
	National Express Group P.L.C.	2,195,042	8,663,376	0.5%
	Norcros P.L.C.	27,976	63,774	0.0%
	Northgate P.L.C.	719,892	3,124,625	0.2%
	PayPoint P.L.C.	246,900	2,982,342	0.2%
	Polypipe Group P.L.C.	445,361	1,547,355	0.1%
	QinetiQ Group P.L.C.	3,243,810	9,629,328	0.6%
	Regus P.L.C.	3,349,423	12,951,024	0.8%
*	Renold P.L.C.	193,435	87,820	0.0%
	Rentokil Initial P.L.C.	8,861,710	22,884,554	1.4%
	Ricardo P.L.C.	271,798	2,675,559	0.2%
	Robert Walters P.L.C.	381,498	1,319,571	0.1%
	Rotork P.L.C.	3,667,958	10,618,847	0.6%
	RPS Group P.L.C.	1,245,395	2,895,332	0.2%
	Senior P.L.C.	2,318,123	6,375,016	0.4%

5

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
*	Serco Group P.L.C.	341,883	$508,792	0.0%
	Severfield P.L.C.	1,262,597	829,547	0.0%
	Shanks Group P.L.C.	2,388,845	2,560,020	0.1%
	SIG P.L.C.	3,113,733	4,673,501	0.3%
	Speedy Hire P.L.C.	2,827,989	1,254,723	0.1%
	Spirax-Sarco Engineering P.L.C.	355,118	17,782,339	1.1%
	St. Ives P.L.C.	654,912	716,503	0.0%
	Stagecoach Group P.L.C.	2,052,864	6,348,715	0.4%
	Sthree P.L.C.	407,731	1,354,087	0.1%
	T Clarke P.L.C.	147,457	128,268	0.0%
	Trifast P.L.C.	447,201	824,131	0.0%
	Tyman P.L.C.	117,955	393,775	0.0%
	UK Mail Group P.L.C.	189,686	773,202	0.0%
	Ultra Electronics Holdings P.L.C.	365,324	8,500,680	0.5%
	Vesuvius P.L.C.	1,374,189	5,250,861	0.3%
*	Volex P.L.C.	307,047	127,223	0.0%
	Vp P.L.C.	160,962	1,356,364	0.1%
	Weir Group P.L.C. (The)	1,015,495	19,612,706	1.2%
*	Wincanton P.L.C.	612,048	1,519,455	0.1%
*	Wizz Air Holdings P.L.C.	82,714	1,773,589	0.1%
	WS Atkins P.L.C.	502,623	8,929,664	0.5%
	XP Power, Ltd.	74,988	1,548,467	0.1%
Total Industrials			443,427,624	26.5%

Information Technology — (9.9%)
	Acal P.L.C.	202,289	611,667	0.0%
	AVEVA Group P.L.C.	322,264	7,307,246	0.4%
	Computacenter P.L.C.	389,033	3,837,170	0.2%
	E2V Technologies P.L.C.	798,868	2,181,703	0.1%
	Electrocomponents P.L.C.	2,369,706	8,239,963	0.5%
	FDM Group Holdings P.L.C.	9,484	56,851	0.0%
	Fidessa Group P.L.C.	194,282	5,119,257	0.3%
	Halma P.L.C.	1,951,180	26,538,005	1.6%
#*	Imagination Technologies Group P.L.C.	1,293,437	3,355,318	0.2%
	Laird P.L.C.	1,454,587	6,382,630	0.4%
	Micro Focus International P.L.C.	637,349	13,750,193	0.8%
	Moneysupermarket.com Group P.L.C.	2,068,485	7,494,271	0.5%
	NCC Group P.L.C.	745,824	2,627,965	0.2%
	Oxford Instruments P.L.C.	210,872	1,997,691	0.1%
*	Paysafe Group P.L.C.	1,808,730	9,433,821	0.6%
	Playtech P.L.C.	1,032,346	10,982,557	0.7%
	Premier Farnell P.L.C.	2,293,314	5,036,535	0.3%
	Renishaw P.L.C.	171,571	4,995,389	0.3%
	Rightmove P.L.C.	477,301	23,311,806	1.4%
	RM P.L.C.	318,504	496,299	0.0%
	SDL P.L.C.	388,032	1,991,238	0.1%
	Sepura P.L.C.(BD04110)	107,392	7,506	0.0%
	Sepura P.L.C.(B1ZBLD4)	322,176	172,780	0.0%
	Spectris P.L.C.	573,376	13,956,923	0.8%
	Spirent Communications P.L.C.	2,870,632	3,117,342	0.2%
	TT Electronics P.L.C.	828,017	1,420,538	0.1%
	Xaar P.L.C.	369,039	2,059,131	0.1%
6

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Zoopla Property Group P.L.C.	327,064	$1,159,201	0.1%
Total Information Technology			167,640,996	10.0%

Materials — (7.6%)
	Acacia Mining P.L.C.	812,491	4,892,789	0.3%
	British Polythene Industries P.L.C.	135,206	1,673,005	0.1%
	Carclo P.L.C.	213,640	436,609	0.0%
	Centamin P.L.C.	5,929,854	10,446,401	0.6%
	Croda International P.L.C.	309,750	13,002,814	0.8%
	DS Smith P.L.C.	4,938,232	25,548,971	1.5%
	Elementis P.L.C.	2,560,076	6,829,508	0.4%
	Essentra P.L.C.	1,251,793	8,588,540	0.5%
*	Evraz P.L.C.	1,496,580	2,750,742	0.2%
	Ferrexpo P.L.C.	188,250	81,652	0.0%
	Gem Diamonds, Ltd.	575,988	963,319	0.1%
	Hill & Smith Holdings P.L.C.	414,294	4,904,302	0.3%
*	Hochschild Mining P.L.C.	1,426,845	3,449,546	0.2%
*	KAZ Minerals P.L.C.	1,271,344	2,257,252	0.1%
*	Lonmin P.L.C.	620,821	1,593,109	0.1%
	Low & Bonar P.L.C.	1,119,286	883,118	0.1%
	Marshalls P.L.C.	987,153	3,137,750	0.2%
	Petra Diamonds, Ltd.	2,896,231	4,469,843	0.3%
#*	Petropavlovsk P.L.C.	13,958,203	1,361,436	0.1%
	RPC Group P.L.C.	1,506,799	15,770,866	0.9%
	Synthomer P.L.C.	1,277,033	5,547,491	0.3%
#	Vedanta Resources P.L.C.	424,917	2,374,438	0.1%
	Victrex P.L.C.	371,614	7,523,229	0.5%
	Zotefoams P.L.C.	93,537	331,998	0.0%
Total Materials			128,818,728	7.7%

Telecommunication Services — (0.7%)
	KCOM Group P.L.C.	3,191,206	4,493,371	0.3%
#	TalkTalk Telecom Group P.L.C.	2,586,447	7,556,020	0.4%
Total Telecommunication Services			12,049,391	0.7%

Utilities — (2.1%)
	Dee Valley Group P.L.C.	12,109	196,750	0.0%
	Drax Group P.L.C.	2,084,890	9,048,774	0.6%
	Pennon Group P.L.C.	1,827,408	23,111,741	1.4%

7

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Telecom Plus P.L.C.	290,076	$4,030,218	0.2%
Total Utilities		36,387,483	2.2%
TOTAL COMMON STOCKS		1,650,946,853	98.8%
TOTAL INVESTMENT SECURITIES		1,650,946,853

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
§@ DFA Short Term Investment Fund	3,622,122	41,907,955	2.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,435,942)^		$1,692,854,808	101.3%
____________________

^	The cost for federal income tax purposes is $1,636,198,219.

8

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,364,968	$350,180,766	—	$362,545,734
Consumer Staples	—	93,096,083	—	93,096,083
Energy	—	84,373,160	—	84,373,160
Financials	—	261,888,134	—	261,888,134
Health Care	—	60,719,520	—	60,719,520
Industrials	—	443,427,624	—	443,427,624
Information Technology	7,506	167,633,490	—	167,640,996
Materials	—	128,818,728	—	128,818,728
Telecommunication Services	—	12,049,391	—	12,049,391
Utilities	—	36,387,483	—	36,387,483
Securities Lending Collateral	—	41,907,955	—	41,907,955
TOTAL	$12,372,474	$1,680,482,334	—	$1,692,854,808

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.6%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	16,785	$1,740,423	0.0%
	AMAG Austria Metall AG	3,703	122,333	0.0%
	Andritz AG	272,604	12,926,082	0.3%
	Atrium European Real Estate, Ltd.	711,354	3,058,227	0.1%
	Austria Technologie & Systemtechnik AG	154,803	1,861,539	0.0%
	BUWOG AG	301,825	6,986,983	0.2%
	CA Immobilien Anlagen AG	319,666	5,338,567	0.1%
*	Conwert Immobilien Invest SE	364,771	5,874,400	0.1%
	DO & CO AG	29,227	2,560,840	0.1%
	EVN AG	200,982	2,287,459	0.1%
*	FACC AG	15,746	73,767	0.0%
	Flughafen Wien AG	3,656	98,695	0.0%
*	IMMOFINANZ AG	3,182,664	6,827,128	0.2%
	Josef Manner & Co. AG	870	51,826	0.0%
	Kapsch TrafficCom AG	30,685	1,150,381	0.0%
#	Lenzing AG	51,632	4,773,390	0.1%
	Mayr Melnhof Karton AG	49,358	5,353,756	0.1%
	Oberbank AG	41,134	2,554,833	0.1%
	Oesterreichische Post AG	202,187	6,529,290	0.2%
	Palfinger AG	79,849	2,296,668	0.1%
#	POLYTEC Holding AG	92,160	749,322	0.0%
	Porr Ag	48,724	1,327,631	0.0%
*	Raiffeisen Bank International AG	522,946	6,606,088	0.2%
	RHI AG	145,499	2,799,580	0.1%
	Rosenbauer International AG	18,560	1,089,011	0.0%
	S IMMO AG	329,953	3,086,372	0.1%
#	Schoeller-Bleckmann Oilfield Equipment AG	58,932	3,565,274	0.1%
	Semperit AG Holding	70,248	2,326,765	0.1%
	Strabag SE	104,184	3,143,179	0.1%
	Telekom Austria AG	382,138	2,218,619	0.1%
	UBM Development AG	314	10,318	0.0%
	UNIQA Insurance Group AG	591,812	3,554,328	0.1%
#	Verbund AG	324,762	4,580,169	0.1%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	97,194	1,845,892	0.0%
	Voestalpine AG	49,659	1,671,285	0.0%
	Wienerberger AG	573,239	8,032,803	0.2%
	Wolford AG	11,252	318,348	0.0%
#	Zumtobel Group AG	166,510	2,026,793	0.1%
TOTAL AUSTRIA			121,418,364	3.1%

BELGIUM — (4.2%)
#*	Ablynx NV	303,349	3,971,269	0.1%
	Ackermans & van Haaren NV	134,383	16,488,295	0.4%
*	AGFA-Gevaert NV	965,465	3,134,181	0.1%
#	Atenor Group SA	7,383	371,774	0.0%
	Banque Nationale de Belgique	986	3,115,197	0.1%
	Barco NV	65,535	4,281,542	0.1%
	Bekaert SA	183,930	8,012,007	0.2%
	bpost SA	419,194	10,730,802	0.3%
#*	Celyad SA	17,193	423,007	0.0%

1

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	Cie d'Entreprises CFE	49,147	$4,472,895	0.1%
*	Cie Immobiliere de Belgique SA	14,788	779,908	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	362,605	0.0%
	D'ieteren SA	131,557	5,716,075	0.2%
*	Dalenys	20,562	188,007	0.0%
	Deceuninck NV	358,205	888,487	0.0%
*	Econocom Group SA	343,333	3,941,211	0.1%
	Elia System Operator SA	169,789	9,492,260	0.2%
	Euronav NV	679,242	6,272,268	0.2%
	EVS Broadcast Equipment SA	74,156	2,397,731	0.1%
#	Exmar NV	174,456	1,254,143	0.0%
#*	Fagron	127,980	1,130,825	0.0%
*	Galapagos NV	175,431	9,640,351	0.3%
	Gimv NV	27,492	1,557,829	0.0%
	Ion Beam Applications	115,719	5,482,438	0.1%
	Jensen-Group NV	13,482	392,511	0.0%
	Kinepolis Group NV	94,699	4,233,960	0.1%
#	Lotus Bakeries	1,454	2,714,522	0.1%
#*	MDxHealth	180,487	758,978	0.0%
	Melexis NV	113,838	7,153,379	0.2%
*	Mobistar SA	167,280	3,866,977	0.1%
*	Nyrstar NV	745,541	7,043,245	0.2%
	Ontex Group NV	279,271	8,805,100	0.2%
	Picanol	28,800	1,899,087	0.1%
	RealDolmen	8,137	185,492	0.0%
	RealDolmen NV	120	3	0.0%
	Recticel SA	206,888	1,173,773	0.0%
	Resilux	5,006	773,663	0.0%
	Roularta Media Group NV	10,263	290,668	0.0%
	Sioen Industries NV	50,430	1,059,927	0.0%
	Sipef SA	25,871	1,413,214	0.0%
*	Telenet Group Holding NV	51,961	2,375,988	0.1%
	TER Beke SA	2,260	305,330	0.0%
*	Tessenderlo Chemie NV	190,301	6,532,777	0.2%
#*	ThromboGenics NV	159,152	565,369	0.0%
#	Umicore SA	434,045	22,420,251	0.6%
	Van de Velde NV	36,017	2,403,904	0.1%
*	Viohalco SA	583,796	769,715	0.0%
TOTAL BELGIUM			181,242,940	4.6%

DENMARK — (4.8%)
#	ALK-Abello A.S.	30,494	5,346,381	0.1%
	Alm Brand A.S.	468,716	3,145,484	0.1%
#	Ambu A.S. Class B	124,859	5,167,792	0.1%
	Arkil Holding A.S. Class B	504	65,373	0.0%
#*	Bang & Olufsen A.S.	167,328	1,466,300	0.0%
	BankNordik P/F	1,753	29,693	0.0%
#*	Bavarian Nordic A.S.	143,640	5,031,187	0.1%
*	BoConcept Holding A.S. Class B	1,682	125,090	0.0%
	Brodrene Hartmann A.S.	13,519	550,766	0.0%
#*	D/S Norden A.S.	132,398	1,848,658	0.1%
	DFDS A.S.	156,210	6,856,709	0.2%

2

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	Djurslands Bank A.S.	8,970	$250,560	0.0%
	FE Bording A.S.	126	14,162	0.0%
#	FLSmidth & Co. A.S.	260,041	9,285,789	0.2%
	Fluegger A.S. Class B	4,198	220,666	0.0%
#*	Genmab A.S.	217,338	39,630,977	1.0%
	GN Store Nord A.S.	826,732	14,934,354	0.4%
*	GPV Industri A.S. Series B	2,200	—	0.0%
	Gronlandsbanken A.S.	1,125	97,557	0.0%
*	H Lundbeck A.S.	48,539	1,819,598	0.1%
*	H+H International A.S. Class B	44,617	450,192	0.0%
	Harboes Bryggeri A.S. Class B	16,516	317,354	0.0%
	IC Group A.S.	38,440	989,654	0.0%
#*	Jeudan A.S.	5,970	626,898	0.0%
	Jyske Bank A.S.	285,212	10,827,261	0.3%
	Lan & Spar Bank	4,981	272,594	0.0%
	Matas A.S.	150,460	2,556,948	0.1%
	NKT Holding A.S.	125,397	6,341,751	0.2%
#	Nordjyske Bank A.S.	36,553	481,279	0.0%
*	Parken Sport & Entertainment A.S.	33,556	310,339	0.0%
	PER Aarsleff A.S. Class B	107,320	2,339,928	0.1%
	Ringkjoebing Landbobank A.S.	23,199	4,750,922	0.1%
	Roblon A.S. Class B	2,700	90,840	0.0%
	Rockwool International A.S. Class B	31,291	5,662,092	0.1%
	Royal Unibrew A.S.	227,860	10,193,169	0.3%
	RTX A.S.	34,373	566,782	0.0%
*	Santa Fe Group A.S.	127,806	1,048,660	0.0%
	Schouw & Co.	71,589	3,975,767	0.1%
	SimCorp A.S.	209,269	10,270,196	0.3%
	Solar A.S. Class B	26,813	1,245,276	0.0%
	Spar Nord Bank A.S.	351,498	2,818,935	0.1%
	Sydbank A.S.	351,217	8,819,532	0.2%
	TDC A.S.	3,087,184	15,128,650	0.4%
*	Tivoli A.S.	9,370	639,631	0.0%
#*	TK Development A.S.	608,784	637,261	0.0%
*	Topdanmark A.S.	491,266	11,708,006	0.3%
	Tryg A.S.	68,494	1,226,351	0.0%
	United International Enterprises	10,218	1,776,108	0.1%
*	Vestjysk Bank A.S.	53,413	63,540	0.0%
*	William Demant Holding A.S.	365,410	7,112,988	0.2%
#*	Zealand Pharma A.S.	62,015	1,113,357	0.0%
TOTAL DENMARK			210,249,357	5.3%

FINLAND — (6.1%)
	Ahlstrom Oyj	46,794	384,494	0.0%
	Aktia Bank Oyj	88,728	807,235	0.0%
	Alandsbanken Abp Class B	21,354	326,105	0.0%
	Alma Media Oyj	42,130	175,961	0.0%
	Amer Sports Oyj	641,324	17,594,890	0.5%
	Apetit Oyj	18,766	258,268	0.0%
	Aspo Oyj	92,762	662,190	0.0%
	Atria P.L.C.	42,958	426,996	0.0%
#*	BasWare Oyj	43,305	1,667,773	0.0%

3

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Bittium Oyj	103,081	$636,604	0.0%
	Cargotec Oyj Class B	235,592	9,601,555	0.2%
#	Caverion Corp.	522,975	3,349,706	0.1%
	Citycon Oyj	2,200,212	5,011,658	0.1%
	Comptel Oyj	326,527	650,188	0.0%
	Cramo Oyj	186,091	3,833,855	0.1%
	Digia Oyj	48,912	187,094	0.0%
	Elisa Oyj	734,075	28,205,475	0.7%
#	F-Secure Oyj	524,454	1,559,898	0.0%
*	Finnair Oyj	450,180	2,091,350	0.1%
	Fiskars Oyj Abp	190,312	3,441,341	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
*	Glaston Oyj Abp	46,084	18,149	0.0%
	HKScan Oyj Class A	172,657	593,004	0.0%
	Huhtamaki Oyj	467,536	19,402,655	0.5%
	Ilkka-Yhtyma Oyj	61,503	132,739	0.0%
	Kemira Oyj	653,778	7,768,095	0.2%
	Kesko Oyj Class A	4,989	196,855	0.0%
	Kesko Oyj Class B	345,206	14,659,702	0.4%
#	Konecranes Oyj	262,339	6,659,745	0.2%
#	Lassila & Tikanoja Oyj	171,857	3,179,460	0.1%
	Lemminkainen Oyj	30,098	436,252	0.0%
	Metsa Board Oyj	1,498,878	7,630,907	0.2%
	Metso Oyj	467,237	10,984,673	0.3%
	Munksjo Oyj	24,345	256,779	0.0%
	Neste Oil Oyj	4,238	151,970	0.0%
	Nokian Renkaat Oyj	623,433	22,345,008	0.6%
	Olvi Oyj Class A	68,749	1,930,618	0.1%
	Oriola-KD Oyj Class A	6,054	27,375	0.0%
	Oriola-KD Oyj Class B	628,439	2,855,164	0.1%
	Orion Oyj Class A	126,645	4,774,789	0.1%
	Orion Oyj Class B	429,304	16,669,775	0.4%
#*	Outokumpu Oyj	3,022,031	12,703,457	0.3%
#*	Outotec Oyj	628,887	2,845,166	0.1%
#	PKC Group Oyj	115,436	2,166,565	0.1%
	Ponsse Oy	45,516	1,157,439	0.0%
*	Poyry Oyj	188,253	630,145	0.0%
*	QT Group Oyj	48,912	250,774	0.0%
	Raisio Oyj Class V	573,332	2,461,568	0.1%
	Ramirent Oyj	336,343	2,577,624	0.1%
	Rapala VMC Oyj	109,543	533,280	0.0%
#	Revenio Group Oyj	23,248	632,870	0.0%
	Saga Furs Oyj	368	5,745	0.0%
	Sanoma Oyj	754,064	4,417,277	0.1%
	Sponda Oyj	413,269	1,799,667	0.0%
	SRV Group Oyj	15,301	68,160	0.0%
*	Stockmann Oyj Abp Class A	42,474	265,227	0.0%
#*	Stockmann Oyj Abp Class B	141,026	815,423	0.0%
	Technopolis Oyj	603,059	2,382,366	0.1%
	Teleste Oyj	46,406	438,645	0.0%
	Tieto Oyj	295,694	8,098,282	0.2%
	Tikkurila Oyj	190,569	3,450,740	0.1%

4

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Uponor Oyj	283,661	$4,498,623	0.1%
	Vaisala Oyj Class A	44,925	1,412,433	0.0%
	Valmet Oyj	480,269	6,409,676	0.2%
	Viking Line Abp	10,366	246,201	0.0%
	YIT Oyj	375,656	2,710,102	0.1%
TOTAL FINLAND			264,523,805	6.7%

FRANCE — (11.8%)
	ABC Arbitrage	133,711	931,003	0.0%
	Actia Group	48,398	281,521	0.0%
#*	Air France-KLM	1,111,495	7,014,448	0.2%
	Akka Technologies	51,478	1,582,846	0.0%
	Albioma SA	91,362	1,407,214	0.0%
	Altamir	108,939	1,215,095	0.0%
	Alten SA	136,617	8,019,461	0.2%
	Altran Technologies SA	771,932	10,226,072	0.3%
	April SA	74,473	955,228	0.0%
#*	Archos	111,720	178,319	0.0%
	Arkema SA	313,836	23,993,597	0.6%
	Assystem	63,007	1,587,908	0.0%
	Aubay	29,122	661,342	0.0%
*	Ausy	980	59,592	0.0%
	Axway Software SA	28,746	658,632	0.0%
	Bastide le Confort Medical	8,920	190,276	0.0%
#	Beneteau SA	193,357	1,836,273	0.1%
	BioMerieux	71,574	9,698,245	0.3%
	Boiron SA	38,334	3,002,576	0.1%
#	Bollore SA	36,035	121,313	0.0%
	Bonduelle SCA	76,003	1,827,983	0.1%
#	Bourbon SA	74,984	871,491	0.0%
	Burelle SA	3,739	3,211,626	0.1%
	Catering International Services	14,124	209,775	0.0%
*	Cegedim SA	23,645	721,572	0.0%
	Cegid Group SA	26,749	1,793,767	0.1%
#*	CGG SA	3,104,352	2,180,220	0.1%
	Chargeurs SA	95,815	1,057,674	0.0%
	Cie des Alpes	38,937	801,742	0.0%
*	Coface SA	133,314	901,858	0.0%
	Derichebourg SA	554,692	1,419,118	0.0%
	Devoteam SA	27,976	1,329,193	0.0%
	Dom Security	2,414	97,681	0.0%
#	Edenred	946,779	19,386,338	0.5%
	Eiffage SA	191,791	13,634,424	0.4%
	Electricite de Strasbourg SA	21,168	2,064,028	0.1%
	Elior Group	263,213	5,711,493	0.2%
	Elis SA	58,517	1,026,747	0.0%
#*	Eramet	28,909	942,529	0.0%
*	Esso SA Francaise	14,895	656,317	0.0%
*	Etablissements Maurel et Prom	844,597	2,722,057	0.1%
	Euler Hermes Group	56,627	4,702,705	0.1%
	Eurofins Scientific	47,119	17,456,290	0.4%
	Euronext NV	222,917	8,177,714	0.2%

5

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Exel Industries Class A	10,330	$903,719	0.0%
	Faiveley Transport SA	34,183	3,347,017	0.1%
	Faurecia	306,467	9,729,567	0.3%
	Fimalac	272	29,873	0.0%
	Fleury Michon SA	5,962	383,777	0.0%
	Gaumont SA	13,521	683,264	0.0%
#	Gaztransport Et Technigaz SA	69,131	2,095,690	0.1%
	GEA	2,433	216,219	0.0%
	Gevelot SA	3,466	444,592	0.0%
	GL Events	46,718	776,783	0.0%
	Groupe Crit	23,459	1,562,257	0.0%
*	Groupe Flo	19,892	20,114	0.0%
*	Groupe Fnac SA	47,574	2,550,456	0.1%
#	Groupe Gorge	22,858	517,443	0.0%
	Groupe Open	26,685	517,695	0.0%
	Guerbet	33,267	2,023,627	0.1%
	Haulotte Group SA	73,286	1,114,670	0.0%
	Havas SA	475,677	3,668,799	0.1%
	Herige SADCS	4,147	97,924	0.0%
#*	Hipay Group SA	24,579	323,763	0.0%
*	ID Logistics Group	3,058	424,378	0.0%
	Imerys SA	152,734	9,745,333	0.3%
#	Interparfums SA	53,295	1,337,172	0.0%
	Ipsen SA	170,560	10,450,352	0.3%
	IPSOS	166,003	4,724,883	0.1%
	Jacquet Metal Service	67,512	884,720	0.0%
	Korian SA	191,713	6,194,562	0.2%
	Lagardere SCA	619,304	13,471,129	0.3%
#	Lanson-BCC	8,795	292,677	0.0%
	Laurent-Perrier	12,372	912,288	0.0%
*	Le Noble Age	24,612	793,115	0.0%
	Lectra	116,672	1,787,550	0.1%
	Linedata Services	5,518	250,448	0.0%
	LISI	94,248	2,384,700	0.1%
	Maisons France Confort SA	15,298	683,757	0.0%
	Manitou BF SA	48,399	737,384	0.0%
	Manutan International	14,076	761,167	0.0%
#	Mersen	117,956	1,774,879	0.1%
#*	METabolic EXplorer SA	151,621	278,638	0.0%
	Metropole Television SA	293,607	4,881,502	0.1%
	MGI Coutier	56,309	1,279,231	0.0%
	Mr Bricolage	30,731	460,160	0.0%
#*	Naturex	31,570	2,506,446	0.1%
	Neopost SA	173,646	3,980,050	0.1%
*	Nexans SA	203,787	8,521,029	0.2%
	Nexity SA	159,595	8,073,197	0.2%
#*	Nicox	76,283	1,011,398	0.0%
*	NRJ Group	71,278	750,116	0.0%
#	Oeneo SA	104,468	878,058	0.0%
#*	Onxeo SA(B04P0G6)	141,352	397,912	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	138,972	0.0%
	Orpea	172,238	14,122,945	0.4%

6

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Parrot SA	14,136	$197,262	0.0%
#*	Pierre & Vacances SA	25,491	1,094,296	0.0%
	Plastic Omnium SA	318,364	8,900,193	0.2%
	Plastivaloire	737	74,887	0.0%
	PSB Industries SA	8,161	422,151	0.0%
#	Rallye SA	128,234	2,201,463	0.1%
#*	Recylex SA	46,552	113,673	0.0%
	Remy Cointreau SA	22,934	1,974,181	0.1%
#	Rexel SA	1,466,503	18,437,446	0.5%
	Robertet SA	3,063	953,626	0.0%
	Rothschild & Co.	21,428	509,706	0.0%
	Rubis SCA	195,671	14,958,105	0.4%
	Saft Groupe SA	156,473	6,333,878	0.2%
	Samse SA	8,068	1,101,443	0.0%
	Sartorius Stedim Biotech	107,214	7,229,774	0.2%
	Savencia SA	33,142	2,023,664	0.1%
	SEB SA	120,657	14,548,350	0.4%
	Seche Environnement SA	11,799	365,307	0.0%
#*	Sequana SA	289,137	669,002	0.0%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,022,878	0.1%
#*	Societe Internationale de Plantations d'Heveas SA	7,523	260,426	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	110,321	0.0%
	Societe pour l'Informatique Industrielle	39,566	525,248	0.0%
	Societe Television Francaise 1	621,656	6,583,535	0.2%
#*	SOITEC	1,489,624	890,243	0.0%
#*	Solocal Group	170,329	405,935	0.0%
	Somfy SA	21,025	7,461,499	0.2%
	Sopra Steria Group	74,501	7,679,026	0.2%
*	Spir Communication SA	452	2,660	0.0%
*	Stallergenes Greer P.L.C.	12,201	298,848	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	310,883	1,180,572	0.0%
	Stef SA	28,166	1,993,046	0.1%
	STMicroelectronics NV	2,136,887	12,475,995	0.3%
#*	Store Electronic	14,048	336,229	0.0%
	Sword Group	31,975	862,615	0.0%
	Synergie SA	70,320	2,011,992	0.1%
	Tarkett SA	53,162	1,732,990	0.0%
	Technicolor SA	1,482,868	9,182,732	0.2%
	Teleperformance	348,982	29,726,996	0.8%
	Tessi SA	6,807	1,007,116	0.0%
#	TFF Group	5,065	507,259	0.0%
*	Theolia SA	654,498	515,228	0.0%
#	Thermador Groupe	13,789	1,193,160	0.0%
	Total Gabon	1,515	222,950	0.0%
*	Touax SA	4,773	55,084	0.0%
	Trigano SA	46,958	2,707,707	0.1%
*	UBISOFT Entertainment	521,852	19,011,549	0.5%
	Union Financiere de France BQE SA	16,855	440,160	0.0%
#*	Vallourec SA	640,094	2,263,978	0.1%
#*	Valneva SE	218,939	506,868	0.0%
	Vetoquinol SA	16,625	676,445	0.0%
	Vicat SA	85,611	4,821,149	0.1%

7

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	VIEL & Cie SA	161,700	$617,859	0.0%
#	Vilmorin & Cie SA	26,993	1,745,666	0.0%
*	Virbac SA	22,063	3,983,597	0.1%
	Vranken-Pommery Monopole SA	18,262	461,077	0.0%
*	Worldline SA	6,840	198,951	0.0%
	Zodiac Aerospace	84,967	1,982,150	0.1%
TOTAL FRANCE			513,192,846	13.0%

GERMANY — (15.1%)
	Aareal Bank AG	409,233	12,921,023	0.3%
	Adler Modemaerkte AG	41,855	334,377	0.0%
#*	ADLER Real Estate AG	99,605	1,264,698	0.0%
*	ADVA Optical Networking SE	194,362	1,667,344	0.1%
#*	AIXTRON SE	396,410	2,417,129	0.1%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	569	37,976	0.0%
	Allgeier SE	26,260	482,580	0.0%
	Amadeus Fire AG	29,950	1,898,110	0.1%
*	AS Creation Tapeten	7,109	227,577	0.0%
	Aurubis AG	180,566	8,210,825	0.2%
#	Axel Springer SE	194,300	10,201,457	0.3%
	Basler AG	3,576	195,505	0.0%
	Bauer AG	33,835	465,394	0.0%
	BayWa AG(5838068)	124	4,205	0.0%
#	BayWa AG(5838057)	78,978	2,368,888	0.1%
	Bechtle AG	80,333	8,476,615	0.2%
#	Bertrandt AG	27,357	2,680,748	0.1%
	Bijou Brigitte AG	19,236	1,271,870	0.0%
*	Bilfinger SE	178,040	5,218,485	0.1%
#	Biotest AG	60,306	1,120,830	0.0%
*	BKN International AG	33,408	—	0.0%
#	Borussia Dortmund GmbH & Co. KGaA	473,904	2,122,736	0.1%
	BRAAS Monier Building Group SA	17,304	405,575	0.0%
	CANCOM SE	86,805	4,310,117	0.1%
	Carl Zeiss Meditec AG	160,352	6,511,691	0.2%
	CAT Oil AG	6,474	47,490	0.0%
	CENIT AG	51,806	1,098,634	0.0%
	CENTROTEC Sustainable AG	44,227	648,005	0.0%
	Cewe Stiftung & Co. KGAA	30,523	2,225,623	0.1%
#	Clere AG	21,096	590,303	0.0%
	Comdirect Bank AG	173,523	1,767,524	0.1%
	CompuGroup Medical SE	119,816	5,004,687	0.1%
*	Constantin Medien AG	340,089	1,056,299	0.0%
*	COR&FJA AG	11,646	31,596	0.0%
*	CropEnergies AG	114,550	648,090	0.0%
	CTS Eventim AG & Co. KGaA	216,083	6,605,543	0.2%
	Data Modul AG	11,455	560,162	0.0%
*	DEAG Deutsche Entertainment AG	13,697	48,680	0.0%
#	Delticom AG	28,981	500,302	0.0%
	Deutsche Beteiligungs AG	48,588	1,421,871	0.0%
	Deutsche EuroShop AG	220,384	10,088,309	0.3%
#	Deutsche Lufthansa AG	28,830	338,969	0.0%

8

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Deutz AG	599,311	$2,475,663	0.1%
*	Dialog Semiconductor P.L.C.	382,079	11,448,396	0.3%
	DIC Asset AG	265,630	2,516,543	0.1%
	DMG Mori AG	308,295	14,539,216	0.4%
	Dr Hoenle AG	25,078	633,995	0.0%
	Draegerwerk AG & Co. KGaA	9,114	507,440	0.0%
#	Drillisch AG	225,064	8,644,580	0.2%
#	Duerr AG	133,802	10,159,812	0.3%
	Eckert & Ziegler AG	17,297	380,003	0.0%
	Elmos Semiconductor AG	53,117	654,317	0.0%
#	ElringKlinger AG	167,277	3,293,029	0.1%
*	Euromicron AG	32,612	323,299	0.0%
*	Evotec AG	1,103,203	4,682,044	0.1%
	Fielmann AG	120,175	8,789,523	0.2%
#*	First Sensor AG	19,888	203,466	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	231,750	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	167,951	8,992,238	0.2%
	Freenet AG	652,809	16,812,127	0.4%
	Fuchs Petrolub SE	152,541	5,487,828	0.1%
	Gerresheimer AG	201,267	15,503,883	0.4%
#	Gerry Weber International AG	93,900	1,097,694	0.0%
	Gesco AG	14,489	1,151,600	0.0%
	GFK SE	76,920	3,090,663	0.1%
	GFT Technologies SE	93,571	1,879,705	0.1%
	Grammer AG	79,765	3,225,678	0.1%
	Grenkeleasing AG	38,535	6,729,953	0.2%
*	H&R AG	33,528	455,329	0.0%
	Hamburger Hafen und Logistik AG	113,533	1,699,410	0.1%
#*	Heidelberger Druckmaschinen AG	1,385,127	3,833,097	0.1%
	Hella KGaA Hueck & Co.	95,427	3,062,861	0.1%
	Highlight Communications AG	94,846	621,232	0.0%
	Hochtief AG	79,951	10,322,527	0.3%
	Hornbach Baumarkt AG	19,981	539,995	0.0%
	Hugo Boss AG	97,729	5,556,090	0.1%
	Indus Holding AG	131,598	6,126,692	0.2%
#	Init Innovation In Traffic Systems AG	23,180	336,529	0.0%
	Isra Vision AG	18,038	1,466,771	0.0%
	Jenoptik AG	237,664	3,918,211	0.1%
#	K+S AG	872,883	17,869,839	0.5%
*	Kampa AG	7,101	149	0.0%
	KION Group AG	272,454	13,205,277	0.3%
*	Kloeckner & Co. SE	555,392	6,139,665	0.2%
*	Koenig & Bauer AG	69,890	3,558,218	0.1%
#*	Kontron AG	437,004	1,358,529	0.0%
	Krones AG	75,044	7,926,980	0.2%
	KSB AG	3,466	1,214,964	0.0%
	KUKA AG	137,716	16,334,648	0.4%
#	KWS Saat SE	16,076	5,317,762	0.1%
	Lanxess AG	484,758	21,267,727	0.5%
	LEG Immobilien AG	306,750	28,702,093	0.7%
	Leifheit AG	12,090	733,917	0.0%
#	Leoni AG	157,919	4,337,939	0.1%

9

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#*	LPKF Laser & Electronics AG	112,621	$800,669	0.0%
#*	Manz AG	18,632	692,811	0.0%
*	MasterFlex SE	19,347	133,851	0.0%
*	Mediclin AG	88,966	526,132	0.0%
#*	Medigene AG	52,496	391,435	0.0%
	MLP AG	296,006	1,051,376	0.0%
	MTU Aero Engines AG	249,839	23,341,933	0.6%
	MVV Energie AG	21,758	481,288	0.0%
	Nemetschek SE	110,040	5,968,326	0.2%
	Nexus AG	49,542	943,305	0.0%
*	Nordex SE	307,691	8,734,075	0.2%
#	Norma Group SE	202,368	9,588,315	0.3%
#	OHB SE	34,489	686,292	0.0%
	Osram Licht AG	343,036	17,823,058	0.5%
#*	Paion AG	134,475	317,198	0.0%
#	paragon AG	4,815	152,841	0.0%
*	Patrizia Immobilien AG	202,336	4,867,027	0.1%
	Pfeiffer Vacuum Technology AG	54,190	5,086,429	0.1%
#	PNE Wind AG	367,537	872,294	0.0%
	Progress-Werk Oberkirch AG	7,571	283,996	0.0%
#	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	383,491	0.0%
#	Puma SE	10,528	2,357,767	0.1%
*	PVA TePla AG	46,019	131,380	0.0%
*	QIAGEN NV	780,158	17,001,411	0.4%
#	QSC AG	382,324	482,707	0.0%
#	R Stahl AG	14,952	521,139	0.0%
	Rational AG	15,209	7,038,565	0.2%
	Rheinmetall AG	223,411	13,288,197	0.3%
	RHOEN-KLINIKUM AG	261,051	7,641,306	0.2%
#	RIB Software AG	145,422	1,414,863	0.0%
	S&T AG	15,456	125,433	0.0%
	SAF-Holland SA	248,917	2,757,921	0.1%
	Salzgitter AG	212,972	5,631,002	0.2%
	Schaltbau Holding AG	28,415	1,450,146	0.0%
	Schloss Wachenheim AG	7,479	109,509	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	209,445	2,293,169	0.1%
	SHW AG	24,470	729,773	0.0%
*	Singulus Technologies AG	645	12,997	0.0%
	Sixt SE	80,910	4,162,100	0.1%
*	SKW Stahl-Metallurgie Holding AG	9,916	35,903	0.0%
#	SMA Solar Technology AG	59,062	2,917,778	0.1%
*	SMT Scharf AG	18,103	212,375	0.0%
	Softing AG	21,576	256,438	0.0%
	Software AG	309,788	10,533,448	0.3%
#*	Solarworld AG	13,177	94,775	0.0%
*	Stabilus SA	19,855	944,852	0.0%
	Stada Arzneimittel AG	306,492	15,884,603	0.4%
	STRATEC Biomedical AG	27,911	1,615,223	0.1%
#	Stroeer SE & Co KGaA	116,515	5,359,592	0.1%
	Suedzucker AG	438,206	9,651,702	0.3%
*	Suess MicroTec AG	105,674	795,929	0.0%

10

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Surteco SE	25,640	$584,287	0.0%
#	TAG Immobilien AG	798,736	10,480,991	0.3%
	Takkt AG	162,919	3,202,843	0.1%
	Technotrans AG	32,047	615,920	0.0%
	TLG Immobilien AG	121,616	2,557,795	0.1%
#*	Tom Tailor Holding AG	108,631	414,819	0.0%
*	Tomorrow Focus AG	114,390	303,573	0.0%
	USU Software AG	3,377	75,599	0.0%
	VERBIO Vereinigte BioEnergie AG	127,536	752,767	0.0%
#*	Vossloh AG	69,618	4,301,105	0.1%
#	VTG AG	80,128	2,319,917	0.1%
#	Wacker Chemie AG	77,716	6,805,832	0.2%
	Wacker Neuson SE	146,155	2,266,940	0.1%
	Washtec AG	37,006	1,294,575	0.0%
*	Wincor Nixdorf AG	158,021	8,480,690	0.2%
#	XING AG	16,563	3,161,104	0.1%
#	Zeal Network SE	31,533	1,114,669	0.0%
TOTAL GERMANY			654,170,309	16.6%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Elektroniki Athinon SA	7,497	749	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			749	0.0%

IRELAND — (1.5%)
	C&C Group P.L.C.(B011Y09)	1,077,904	4,227,621	0.1%
	C&C Group P.L.C.(B010DT8)	399,607	1,586,664	0.1%
*	COSMO Pharmaceuticals NV	8,220	1,342,268	0.0%
	Datalex P.L.C.	60,575	225,785	0.0%
*	FBD Holdings P.L.C.	125,728	804,398	0.0%
	Glanbia P.L.C.(4058629)	83,878	1,579,008	0.1%
	Glanbia P.L.C.(0066950)	700,613	13,262,451	0.3%
	IFG Group P.L.C.	302,015	714,753	0.0%
*	Independent News & Media P.L.C.	1,593,163	247,463	0.0%
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,689,427	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,105,140	0.0%
	Kingspan Group P.L.C.	580,389	12,574,798	0.3%
	Paddy Power Betfair P.L.C.	133,419	14,021,823	0.4%

11

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	546,377	$12,030,322	0.3%
TOTAL IRELAND			65,411,921	1.7%

ISRAEL — (1.7%)
*	ADO Group, Ltd.	25,524	343,400	0.0%
#*	Africa Israel Investments, Ltd.	1,160,746	312,247	0.0%
	Africa Israel Properties, Ltd.	79,909	1,236,717	0.0%
	Africa Israel Residences, Ltd.	594	10,032	0.0%
#*	Airport City, Ltd.	316,100	3,095,914	0.1%
	Albaad Massuot Yitzhak, Ltd.	466	4,803	0.0%
#*	Allot Communications, Ltd.	122,632	594,151	0.0%
	Alrov Properties and Lodgings, Ltd.	44,380	883,195	0.0%
	Amot Investments, Ltd.	447,856	1,825,969	0.1%
	Arad, Ltd.	1,053	8,794	0.0%
	Ashtrom Properties, Ltd.	3,851	11,984	0.0%
#*	AudioCodes, Ltd.	163,675	684,575	0.0%
	Avgol Industries 1953, Ltd.	407,132	453,834	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	334,180	0.0%
	Bayside Land Corp.	3,483	1,191,916	0.0%
	Big Shopping Centers, Ltd.	14,441	845,170	0.0%
#*	BioLine RX, Ltd.	59,630	48,172	0.0%
#	Blue Square Real Estate, Ltd.	21,115	692,283	0.0%
	Brack Capital Properties NV	8,355	672,121	0.0%
*	Brainsway, Ltd.	3,946	12,613	0.0%
*	Cellcom Israel, Ltd.	262,831	1,756,902	0.1%
*	Ceragon Networks, Ltd.	95,438	153,791	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	126,784	0.0%
#*	Clal Insurance Enterprises Holdings, Ltd.	84,865	855,951	0.0%
*	Cohen Development & Industrial Buildings, Ltd.	2,564	53,290	0.0%
#*	Compugen, Ltd.	183,598	1,164,076	0.0%
#	Delek Automotive Systems, Ltd.	168,811	1,412,538	0.1%
	Delta-Galil Industries, Ltd.	45,852	1,231,496	0.0%
	Direct Insurance Financial Investments, Ltd.	73,126	524,751	0.0%
#	El Al Israel Airlines	1,048,216	692,788	0.0%
#	Electra, Ltd.	8,084	997,953	0.0%
#*	Elron Electronic Industries, Ltd.	62,094	273,794	0.0%
*	Equital, Ltd.	7,312	121,503	0.0%
#*	Evogene, Ltd.	70,559	439,435	0.0%
#	First International Bank Of Israel, Ltd.	176,747	2,162,297	0.1%
#	FMS Enterprises Migun, Ltd.	10,982	236,283	0.0%
#	Formula Systems 1985, Ltd.	43,369	1,411,906	0.1%
#	Fox Wizel, Ltd.	19,541	246,217	0.0%
	Frutarom Industries, Ltd.	100,541	4,641,646	0.1%
#*	Gilat Satellite Networks, Ltd.	113,132	482,086	0.0%
#*	Hadera Paper, Ltd.	10,176	297,808	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	508,008	1,774,367	0.1%
	Hilan, Ltd.	33,522	447,043	0.0%
#	IDI Insurance Co., Ltd.	19,068	899,956	0.0%
#	Industrial Buildings Corp., Ltd.	475,849	482,948	0.0%
*	Israel Discount Bank, Ltd. Class A	2,847,609	4,903,802	0.1%
	Israel Land Development Co., Ltd. (The)	22,310	106,655	0.0%
	Ituran Location and Control, Ltd.	10,954	248,546	0.0%

12

The Continental Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
*	Jerusalem Oil Exploration	44,600	$1,739,610	0.1%
#*	Kamada, Ltd.	124,487	459,426	0.0%
*	Kenon Holdings, Ltd.	19,789	205,312	0.0%
#	Kerur Holdings, Ltd.	2,133	40,066	0.0%
	Klil Industries, Ltd.	394	24,446	0.0%
	Maabarot Products, Ltd.	21,999	324,281	0.0%
	Magic Software Enterprises, Ltd.	91,003	598,225	0.0%
#	Matrix IT, Ltd.	176,473	1,124,558	0.0%
#	Maytronics, Ltd.	107,947	319,487	0.0%
#*	Mazor Robotics, Ltd.	192,976	1,718,198	0.1%
	Meitav DS Investments, Ltd.	38,130	110,892	0.0%
#	Melisron, Ltd.	52,894	2,126,293	0.1%
#*	Menora Mivtachim Holdings, Ltd.	123,424	960,078	0.0%
#*	Migdal Insurance & Financial Holding, Ltd.	1,326,378	757,984	0.0%
#	Mivtach Shamir Holdings, Ltd.	22,547	448,480	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	776,857	0.0%
#	Neto ME Holdings, Ltd.	5,411	398,568	0.0%
*	Nova Measuring Instruments, Ltd.	113,323	1,238,038	0.1%
#*	Oil Refineries, Ltd.	5,367,932	1,893,030	0.1%
#*	Partner Communications Co., Ltd.	398,657	1,826,203	0.1%
	Paz Oil Co., Ltd.	22,351	3,590,553	0.1%
*	Perion Network, Ltd.	16,455	19,541	0.0%
*	Phoenix Holdings, Ltd. (The)	280,698	644,022	0.0%
	Plasson Industries, Ltd.	13,484	321,768	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,229,719	0.0%
	Sapiens International Corp. NV	92,972	1,079,955	0.0%
#	Shikun & Binui, Ltd.	1,000,193	1,704,666	0.1%
	Shufersal, Ltd.	369,124	1,235,683	0.0%
*	Space Communication, Ltd.	17,611	157,548	0.0%
	Strauss Group, Ltd.	135,360	2,127,572	0.1%
*	Summit Real Estate Holdings, Ltd.	92,967	474,444	0.0%
*	Tower Semiconductor, Ltd.	228,562	2,769,584	0.1%
*	Union Bank of Israel	126,346	421,519	0.0%
TOTAL ISRAEL			74,275,288	1.9%

ITALY — (8.3%)
*	A.S. Roma SpA	100,049	43,122	0.0%
#	A2A SpA	7,869,205	10,318,577	0.3%
	ACEA SpA	299,085	3,634,566	0.1%
*	Aedes SIIQ SpA	691,904	280,969	0.0%
#*	Aeffe SpA	167,738	187,629	0.0%
	Alerion Cleanpower SpA	119,152	211,065	0.0%
#	Amplifon SpA	515,448	4,824,014	0.1%
	Anima Holding SpA	690,273	3,254,322	0.1%
	Ansaldo STS SpA	571,214	6,495,214	0.2%
*	Arnoldo Mondadori Editore SpA	722,257	768,769	0.0%
	Ascopiave SpA	421,622	1,262,156	0.0%
#	Astaldi SpA	288,057	1,166,945	0.0%
	Autogrill SpA	728,145	5,886,804	0.2%
	Azimut Holding SpA	623,078	10,166,051	0.3%
#*	Banca Carige SpA	1,893,751	776,510	0.0%
	Banca Finnat Euramerica SpA	616,149	219,260	0.0%

13

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Banca Generali SpA	284,313	$5,698,615	0.2%
	Banca IFIS SpA	147,336	2,984,613	0.1%
	Banca Mediolanum SpA	875,858	6,011,483	0.2%
*	Banca Monte dei Paschi di Siena SpA	1,988,429	847,266	0.0%
	Banca Popolare dell'Emilia Romagna SC	2,548,728	9,357,430	0.2%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	—	0.0%
	Banca Popolare di Milano Scarl	22,383,595	9,201,353	0.2%
	Banca Popolare di Sondrio SCARL	2,316,219	5,954,769	0.2%
#	Banca Profilo SpA	1,221,744	241,750	0.0%
	Banco di Desio e della Brianza SpA	224,677	423,800	0.0%
#	Banco Popolare SC	2,966,423	7,117,385	0.2%
#	BasicNet SpA	166,625	520,571	0.0%
*	Beghelli SpA	403,187	162,126	0.0%
	BI Esse SpA	67,771	853,204	0.0%
	Brembo SpA	161,253	8,882,722	0.2%
#	Brunello Cucinelli SpA	97,526	1,752,710	0.1%
#	Buzzi Unicem SpA	409,864	7,182,459	0.2%
#	Cairo Communication SpA	147,472	736,855	0.0%
*	Caltagirone Editore SpA	6,277	5,585	0.0%
*	Carraro SpA	53,112	72,203	0.0%
#	Cembre SpA	39,007	593,079	0.0%
	Cementir Holding SpA	325,211	1,302,292	0.0%
	Cerved Information Solutions SpA	515,365	4,060,224	0.1%
	CIR-Compagnie Industriali Riunite SpA	2,021,446	2,185,880	0.1%
	Credito Emiliano SpA	471,853	2,863,218	0.1%
#	Credito Valtellinese SC	5,732,088	2,621,183	0.1%
#	d'Amico International Shipping SA	830,428	343,295	0.0%
	Danieli & C Officine Meccaniche SpA	72,897	1,299,268	0.0%
	Datalogic SpA	110,770	1,784,623	0.1%
	Davide Campari-Milano SpA	1,476,589	14,616,147	0.4%
	De' Longhi SpA	269,813	6,429,507	0.2%
	DeA Capital SpA	526,890	621,439	0.0%
	DiaSorin SpA	116,636	7,132,634	0.2%
	Ei Towers SpA	87,314	4,430,625	0.1%
	EL.EN. SpA COMMON STOCK EUR.52	47,192	716,919	0.0%
	Elica SpA	4,665	9,337	0.0%
*	Engineering SpA	25,068	1,833,987	0.1%
	ERG SpA	319,564	3,644,768	0.1%
	Esprinet SpA	176,634	1,014,643	0.0%
*	Eurotech SpA	90,850	137,687	0.0%
	Falck Renewables SpA	681,445	529,549	0.0%
#*	Fincantieri SpA	2,051,406	741,055	0.0%
	FinecoBank Banca Fineco SpA	836,214	5,461,261	0.1%
	FNM SpA	627,039	309,492	0.0%
#	Geox SpA	453,868	1,407,340	0.0%
*	Gruppo Editoriale L'Espresso SpA	450,377	371,730	0.0%
#	Gruppo MutuiOnline SpA	103,077	899,970	0.0%
	Hera SpA	3,306,773	9,025,420	0.2%
#	IMMSI SpA	1,202,186	535,870	0.0%
	Industria Macchine Automatiche SpA	69,115	4,160,405	0.1%
*	Intek Group SpA	1,768,514	403,024	0.0%
	Interpump Group SpA	421,577	6,605,153	0.2%

14

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Iren SpA	2,890,277	$4,455,010	0.1%
*	Italcementi SpA	926,791	10,863,490	0.3%
	Italmobiliare SpA	45,336	1,592,770	0.1%
*	Juventus Football Club SpA	2,061,653	582,504	0.0%
	La Doria SpA	64,393	807,692	0.0%
*	Landi Renzo SpA	13,525	6,589	0.0%
#	Maire Tecnimont SpA	628,389	1,581,132	0.0%
	MARR SpA	181,568	3,441,048	0.1%
	Mediaset SpA	4,200,138	14,688,089	0.4%
	Moleskine SpA	414,410	991,139	0.0%
	Moncler SpA	568,948	8,982,179	0.2%
	Nice SpA	71,162	172,611	0.0%
#	Parmalat SpA	1,759,431	4,575,422	0.1%
#	Piaggio & C SpA	937,981	1,647,266	0.1%
#*	Prelios SpA	127,326	10,368	0.0%
#	Prima Industrie SpA	15,358	205,698	0.0%
	Prysmian SpA	1,014,256	22,262,051	0.6%
#*	RCS MediaGroup SpA	1,025,850	919,065	0.0%
	Recordati SpA	474,431	14,270,620	0.4%
	Reno de Medici SpA	840,050	276,210	0.0%
	Reply SpA	23,362	2,980,992	0.1%
#*	Retelit SpA	732,206	514,301	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
#	Sabaf SpA	25,688	270,226	0.0%
#	SAES Getters SpA	36,872	460,399	0.0%
*	Safilo Group SpA	159,815	1,214,632	0.0%
#*	Saipem SpA	26,968,903	10,782,964	0.3%
#	Salini Impregilo SpA	1,159,746	3,291,262	0.1%
#	Salvatore Ferragamo SpA	262,482	5,350,399	0.1%
#	Saras SpA	1,457,010	2,532,450	0.1%
	SAVE SpA	85,250	1,223,010	0.0%
	Servizi Italia SpA	34,833	139,165	0.0%
#*	Snai SpA	117,457	83,418	0.0%
	Societa Cattolica di Assicurazioni SCRL	835,094	5,292,851	0.1%
	Societa Iniziative Autostradali e Servizi SpA	346,389	2,989,707	0.1%
#*	Sogefi SpA	272,471	399,645	0.0%
	SOL SpA	161,050	1,625,568	0.1%
#	Tamburi Investment Partners SpA	388,366	1,452,549	0.0%
#*	Tiscali SpA	9,160,788	437,126	0.0%
#	Tod's SpA	68,422	3,667,931	0.1%
#	Trevi Finanziaria Industriale SpA	460,303	634,815	0.0%
	TXT e-solutions SpA	28,342	222,786	0.0%
	Unione di Banche Italiane SpA	1,418,008	3,915,902	0.1%
	Unipol Gruppo Finanziario SpA	2,168,748	5,106,798	0.1%
	UnipolSai SpA	909,475	1,372,507	0.0%
	Vittoria Assicurazioni SpA	124,744	1,203,465	0.0%
*	Yoox Net-A-Porter Group SpA	280,998	6,521,565	0.2%
	Zignago Vetro SpA	142,878	868,990	0.0%
TOTAL ITALY			362,480,272	9.2%

NETHERLANDS — (4.2%)
	Aalberts Industries NV	600,156	17,991,619	0.5%

15

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
	Accell Group	141,153	$2,904,657	0.1%
	AFC Ajax NV	18,134	171,035	0.0%
	AMG Advanced Metallurgical Group NV	171,531	2,339,729	0.1%
	Amsterdam Commodities NV	92,796	2,262,941	0.1%
#	APERAM SA	270,393	9,465,123	0.2%
	Arcadis NV	368,816	5,534,518	0.1%
	ASM International NV	290,828	11,225,492	0.3%
*	Atag Group NV	4,630	—	0.0%
	BE Semiconductor Industries NV	162,042	4,384,364	0.1%
	Beter Bed Holding NV	99,987	2,191,611	0.1%
	BinckBank NV	263,185	1,308,348	0.0%
	Boskalis Westminster	354,940	12,111,483	0.3%
	Brunel International NV	103,416	1,888,059	0.1%
	Corbion NV	334,113	8,024,672	0.2%
	Delta Lloyd NV	2,637,082	9,265,874	0.2%
#*	Fugro NV	376,047	6,620,604	0.2%
#	Gemalto NV	304,031	18,419,395	0.5%
#*	Heijmans NV	121,645	1,029,513	0.0%
	Hunter Douglas NV	9,426	445,126	0.0%
	IMCD Group NV	15,753	624,206	0.0%
	KAS Bank NV	80,799	803,094	0.0%
	Kendrion NV	67,325	1,731,297	0.1%
#	Koninklijke BAM Groep NV	1,407,837	5,104,687	0.1%
	Koninklijke Vopak NV	190,317	9,473,879	0.2%
	Nederland Apparatenfabriek	27,865	884,977	0.0%
#*	OCI NV	171,738	2,326,501	0.1%
#*	Ordina NV	866,273	1,487,235	0.0%
*	PostNL NV	2,511,108	10,243,475	0.3%
	SBM Offshore NV	936,863	10,857,390	0.3%
	Sligro Food Group NV	134,261	5,151,022	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
	Telegraaf Media Groep NV	170,034	681,853	0.0%
	TKH Group NV	223,860	7,533,907	0.2%
*	TomTom NV	575,952	4,400,784	0.1%
	Van Lanschot NV	24,693	446,616	0.0%
	Wessanen	469,148	4,937,271	0.1%
TOTAL NETHERLANDS			184,272,357	4.7%

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	1,786,130	1,158,641	0.0%
	AF Gruppen ASA	18,991	331,746	0.0%
#*	Akastor ASA	917,989	1,024,724	0.0%
	Aker ASA Class A	130,540	3,350,470	0.1%
*	Aker Solutions ASA	554,639	2,378,469	0.1%
#	American Shipping Co. ASA	196,875	573,963	0.0%
	Arendals Fossekompani A.S.	90	24,746	0.0%
#	Atea ASA	339,744	3,246,280	0.1%
	Austevoll Seafood ASA	517,682	4,343,906	0.1%
#*	Axactor AB	2,390,710	496,594	0.0%
	Bakkafrost P/F	169,646	6,400,611	0.2%
#*	Biotec Pharmacon ASA	139,685	185,580	0.0%
	Bonheur ASA	140,320	893,668	0.0%

16

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
	Borregaard ASA	400,999	$3,004,498	0.1%
	BW LPG, Ltd.	250,209	953,712	0.0%
#	BW Offshore, Ltd.	3,202,396	69,791	0.0%
*	Deep Sea Supply P.L.C.	254,547	42,178	0.0%
#*	Det Norske Oljeselskap ASA	465,731	5,676,642	0.2%
#*	DNO ASA	3,158,325	3,545,904	0.1%
	Ekornes ASA	111,584	1,220,496	0.0%
	Entra ASA	19,313	181,967	0.0%
*	Farstad Shipping ASA	63,512	89,927	0.0%
*	Fred Olsen Energy ASA	147,008	446,248	0.0%
	Frontline, Ltd.	133,426	1,043,328	0.0%
	Grieg Seafood ASA	234,073	1,520,370	0.1%
#*	Hexagon Composites ASA	366,373	1,140,504	0.0%
#	Hoegh LNG Holdings Ltd	194,832	1,927,788	0.1%
*	Kongsberg Automotive ASA	2,171,519	1,422,402	0.0%
#	Kvaerner ASA	1,616,475	1,482,707	0.1%
#*	Nordic Semiconductor ASA	703,953	2,884,066	0.1%
#*	Norske Skogindustrier ASA	846,506	252,997	0.0%
#*	Norwegian Air Shuttle ASA	149,161	5,168,161	0.1%
	Norwegian Property ASA	288,992	315,736	0.0%
#	Ocean Yield ASA	156,847	1,139,950	0.0%
*	Odfjell SE Class A	134,257	426,661	0.0%
	Olav Thon Eiendomsselskap ASA	115,054	1,973,556	0.1%
	Opera Software ASA	514,924	4,146,214	0.1%
#*	Petroleum Geo-Services ASA	581,372	1,384,017	0.0%
#*	PhotoCure ASA	57,224	262,984	0.0%
#	Prosafe SE	1,049,727	104,800	0.0%
	Protector Forsikring ASA	216,412	1,932,525	0.1%
*	Q-Free ASA	179,836	191,923	0.0%
#*	REC Silicon ASA	14,281,005	2,556,201	0.1%
	Salmar ASA	101,001	3,005,615	0.1%
#*	Seadrill, Ltd.	92,134	298,583	0.0%
#	Selvaag Bolig ASA	53,272	203,545	0.0%
*	Sevan Marine ASA	124,800	344,453	0.0%
*	Solstad Offshore ASA	62,524	99,920	0.0%
#*	Songa Offshore	8,509,221	154,104	0.0%
	SpareBank 1 SMN	131,684	737,931	0.0%
	SpareBank 1 SR-Bank ASA	189,181	934,214	0.0%
	Stolt-Nielsen, Ltd.	119,555	1,451,092	0.1%
*	Storebrand ASA	104,264	395,518	0.0%
#	TGS Nopec Geophysical Co. ASA	293,658	4,798,251	0.1%
	Tomra Systems ASA	647,834	6,901,060	0.2%
*	Treasure ASA	249,256	473,568	0.0%
	Veidekke ASA	391,971	4,695,334	0.1%
	Wilh Wilhelmsen ASA	256,386	645,400	0.0%
#	Wilh Wilhelmsen Holding ASA Class A	61,068	1,083,951	0.0%
	XXL ASA	82,159	936,062	0.0%
TOTAL NORWAY			98,076,252	2.5%

PORTUGAL — (1.0%)
	Altri SGPS SA	577,518	1,860,441	0.1%
*	Banco BPI SA	2,573,144	3,174,768	0.1%
17

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
#*	Banco Comercial Portugues SA Class R	315,057,219	$6,382,232	0.2%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	29,766	238,249	0.0%
	CTT-Correios de Portugal SA	658,844	5,211,236	0.1%
	EDP Renovaveis SA	633,543	4,768,649	0.1%
	Ibersol SGPS SA	20,401	231,711	0.0%
#	Mota-Engil SGPS SA	671,026	1,112,998	0.0%
	Navigator Co SA (The)	2,010,412	5,605,996	0.1%
	NOS SGPS SA	1,025,253	6,204,497	0.2%
	Novabase SGPS SA	65,729	144,534	0.0%
	REN - Redes Energeticas Nacionais SGPS SA	1,321,518	3,716,156	0.1%
	Semapa-Sociedade de Investimento e Gestao	94,613	1,040,597	0.0%
#	Sonae Capital SGPS SA	252,051	152,509	0.0%
*	Sonae Industria SGPS SA	3,206,980	16,097	0.0%
	Sonae SGPS SA	4,857,740	3,815,959	0.1%
	Teixeira Duarte SA	710,639	158,255	0.0%
TOTAL PORTUGAL			43,834,884	1.1%

SPAIN — (5.1%)
	Acciona SA	137,766	10,053,111	0.3%
#	Acerinox SA	785,298	8,735,168	0.2%
#	Adveo Group International SA	104,096	390,881	0.0%
	Almirall SA	289,516	4,352,920	0.1%
#*	Amper SA	1,819,744	167,813	0.0%
	Applus Services SA	384,122	3,760,660	0.1%
#	Atresmedia Corp de Medios de Comunicacion SA	314,885	3,077,811	0.1%
	Azkoyen SA	64,022	295,398	0.0%
	Banco Popular Espanol SA	703,061	913,667	0.0%
	Bankinter SA	298,301	1,925,572	0.1%
*	Baron de Ley	13,454	1,476,519	0.0%
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	11,527,123	0.3%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	68,410	454,503	0.0%
	Cia de Distribucion Integral Logista Holdings SA	138,104	2,918,218	0.1%
	Cie Automotive SA	249,123	4,195,054	0.1%
	Clinica Baviera SA	3,698	27,021	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	9,117	3,119,420	0.1%
*	Deoleo SA	898,878	182,234	0.0%
#	Distribuidora Internacional de Alimentacion SA	2,751,591	16,060,728	0.4%
#	Duro Felguera SA	399,823	490,420	0.0%
	Ebro Foods SA	366,900	8,445,350	0.2%
*	eDreams ODIGEO SA	276,653	625,942	0.0%
#	Elecnor SA	191,752	1,523,505	0.0%
	Ence Energia y Celulosa SA	1,137,185	2,744,287	0.1%
*	Ercros SA	793,700	944,167	0.0%
	Faes Farma SA	1,344,376	4,416,819	0.1%
#	Fluidra SA	159,343	599,074	0.0%
*	Fomento de Construcciones y Contratas SA	948,998	8,028,382	0.2%
	Gamesa Corp. Tecnologica SA	1,266,922	25,242,176	0.7%
	Grupo Catalana Occidente SA	203,062	5,631,747	0.2%
#*	Grupo Ezentis SA	807,544	352,836	0.0%
	Iberpapel Gestion SA	36,518	712,267	0.0%

18

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#*	Indra Sistemas SA	587,934	$6,247,203	0.2%
	Inmobiliaria Colonial SA	9,571,229	6,992,022	0.2%
	Inmobiliaria del Sur SA	2,902	26,540	0.0%
	Laboratorios Farmaceuticos Rovi SA	68,607	1,050,706	0.0%
*	Liberbank SA	1,775,702	1,195,790	0.0%
	Mediaset Espana Comunicacion SA	879,043	9,923,174	0.3%
	Melia Hotels International SA	483,356	5,217,641	0.1%
	Miquel y Costas & Miquel SA	38,660	1,532,636	0.0%
#*	NH Hotel Group SA	1,249,728	5,289,456	0.1%
	Nmas1 Dinamia SA	20,438	170,678	0.0%
#	Obrascon Huarte Lain SA	747,423	2,632,950	0.1%
	Papeles y Cartones de Europa SA	277,855	1,475,192	0.0%
*	Pescanova SA	68,547	—	0.0%
*	Pharma Mar SA	983,996	2,362,507	0.1%
	Prim SA	39,424	385,393	0.0%
#*	Promotora de Informaciones SA Class A	269,921	1,525,369	0.0%
#	Prosegur Cia de Seguridad SA	1,295,445	7,807,039	0.2%
#*	Quabit Inmobiliaria SA	127,558	230,981	0.0%
#*	Realia Business SA	755,842	825,864	0.0%
#	Sacyr SA	1,559,928	2,570,620	0.1%
	Saeta Yield SA	25,477	256,171	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	129,721	0.0%
#	Tecnicas Reunidas SA	162,010	4,855,747	0.1%
	Tecnocom Telecomunicaciones y Energia SA	146,125	284,465	0.0%
	Tubacex SA	664,984	1,630,858	0.1%
#	Tubos Reunidos SA	510,636	333,109	0.0%
#	Vidrala SA	81,843	4,742,912	0.1%
#	Viscofan SA	229,641	12,745,224	0.3%
*	Vocento SA	231,302	302,893	0.0%
	Zardoya Otis SA	707,473	6,680,875	0.2%
TOTAL SPAIN			222,814,529	5.6%

SWEDEN — (8.3%)
	AAK AB	127,270	9,085,274	0.2%
#	Acando AB	427,481	802,359	0.0%
*	AddLife AB	85,369	1,028,628	0.0%
	AddNode Group AB	22,737	138,921	0.0%
	AddTech AB Class B	273,182	3,438,620	0.1%
	AF AB Class B	293,526	4,880,886	0.1%
#*	Anoto Group AB	4,862,822	143,021	0.0%
*	Arcam AB	6,436	166,452	0.0%
#*	Arise AB	36,861	66,889	0.0%
#	Atrium Ljungberg AB Class B	100,766	1,625,737	0.1%
#	Avanza Bank Holding AB	95,405	3,665,952	0.1%
	Axfood AB	264,351	5,077,474	0.1%
	B&B Tools AB Class B	120,507	2,438,575	0.1%
*	BE Group AB	1,335	4,596	0.0%
	Beijer Alma AB	109,736	2,476,383	0.1%
	Beijer Electronics AB	53,995	300,671	0.0%
	Beijer Ref AB Class B	71,389	1,656,525	0.1%
	Betsson AB	443,610	3,710,359	0.1%
	Bilia AB Class A	219,410	5,425,066	0.1%

19

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	BillerudKorsnas AB	534,408	$7,974,695	0.2%
	BioGaia AB Class B	80,262	2,176,847	0.1%
	Biotage AB	262,854	917,449	0.0%
	Bjorn Borg AB	19,481	75,354	0.0%
*	Bonava AB	9,670	116,465	0.0%
*	Bonava AB Class B	107,157	1,291,857	0.0%
#	Bulten AB	78,904	764,009	0.0%
	Bure Equity AB	316,106	2,689,860	0.1%
	Byggmax Group AB	333,892	2,549,423	0.1%
#	Castellum AB	1,128,253	16,041,421	0.4%
#	Catena AB	53,725	783,071	0.0%
#	Cavotec SA	16,457	43,497	0.0%
	Clas Ohlson AB Class B	174,360	2,986,667	0.1%
	Cloetta AB Class B	1,216,113	4,181,503	0.1%
	Com Hem Holding AB	154,067	1,301,036	0.0%
	Concentric AB	205,043	2,341,849	0.1%
	Concordia Maritime AB Class B	100,760	188,659	0.0%
	Corem Property Group AB Class B	2,296	8,070	0.0%
	Dios Fastigheter AB	234,307	1,668,061	0.1%
*	Doro AB	158,601	1,152,905	0.0%
	Duni AB	203,817	2,617,517	0.1%
	Dustin Group AB	48,821	326,171	0.0%
	East Capital Explorer AB	47,726	335,324	0.0%
	Elanders AB Class B	3,742	36,497	0.0%
#	Elekta AB Class B	1,531,365	12,457,075	0.3%
	Eltel AB	28,721	311,061	0.0%
	Enea AB	63,008	592,928	0.0%
#*	Eniro AB	1,790,180	118,825	0.0%
	Fabege AB	651,224	11,075,840	0.3%
	Fagerhult AB	61,882	1,355,678	0.0%
*	Fastighets AB Balder	254,964	6,461,121	0.2%
	Fenix Outdoor International AG	8,198	423,538	0.0%
#*	Fingerprint Cards AB Class B	374,500	3,666,429	0.1%
	Granges AB	124,800	1,087,100	0.0%
	Gunnebo AB	149,602	747,360	0.0%
#	Haldex AB	218,762	2,097,251	0.1%
	Heba Fastighets AB Class B	42,288	540,465	0.0%
	Hemfosa Fastigheter AB	670,586	6,903,333	0.2%
	Hexpol AB	1,036,985	10,648,708	0.3%
	HIQ International AB	265,970	1,546,576	0.0%
	HMS Networks AB	7,040	183,532	0.0%
	Holmen AB Class B	264,932	8,498,176	0.2%
	Hufvudstaden AB Class A	363,811	5,710,181	0.2%
	Indutrade AB	377,535	7,464,955	0.2%
*	Infant Bacterial Therapeutics AB	—	1	0.0%
#	Intrum Justitia AB	385,511	12,090,615	0.3%
	Inwido AB	137,047	1,530,681	0.0%
#	ITAB Shop Concept AB Class B	44,310	363,494	0.0%
#	JM AB	384,329	9,656,443	0.3%
	KappAhl AB	276,407	1,226,864	0.0%
*	Karolinska Development AB Class B	90,079	78,230	0.0%
	Klovern AB Class B	2,268,287	2,621,172	0.1%

20

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	KNOW IT AB	63,711	$459,685	0.0%
	Kungsleden AB	819,649	5,333,464	0.1%
	Lagercrantz Group AB Class B	236,274	2,237,405	0.1%
	Lindab International AB	366,702	2,823,259	0.1%
	Loomis AB Class B	308,465	7,542,477	0.2%
#*	Medivir AB Class B	112,463	735,604	0.0%
#	Mekonomen AB	152,875	3,304,803	0.1%
#	Modern Times Group MTG AB Class B	264,332	7,026,314	0.2%
	MQ Holding AB	165,718	631,327	0.0%
#	Mycronic AB	377,276	2,820,750	0.1%
	NCC AB Class A	5,914	136,832	0.0%
	NCC AB Class B	220,177	5,112,327	0.1%
	Nederman Holding AB	4,621	109,603	0.0%
#*	Net Insight AB Class B	1,229,052	878,856	0.0%
	NetEnt AB	876,576	8,681,088	0.2%
	New Wave Group AB Class B	228,803	1,021,057	0.0%
	Nibe Industrier AB Class B	1,386,440	11,529,278	0.3%
	Nobia AB	644,291	5,605,326	0.2%
	Nolato AB Class B	135,571	3,552,237	0.1%
#	Nordnet AB Class B	388,808	1,199,870	0.0%
	OEM International AB Class B	44,190	653,329	0.0%
#	Opus Group AB	828,586	525,163	0.0%
*	Oriflame Holding AG	138,456	3,531,069	0.1%
	Peab AB	798,464	6,058,019	0.2%
#	Pricer AB Class B	768,155	718,126	0.0%
#	Proact IT Group AB	39,943	516,061	0.0%
	Probi AB	8,661	254,646	0.0%
#*	Qliro Group AB	377,271	417,738	0.0%
	Ratos AB Class B	1,069,160	5,216,417	0.1%
	RaySearch Laboratories AB	72,261	1,016,503	0.0%
#	Recipharm AB Class B	73,619	1,032,235	0.0%
	Rezidor Hotel Group AB	410,745	1,697,361	0.1%
	Saab AB Class B	248,925	7,762,656	0.2%
#	Sagax AB Class B	82,078	735,500	0.0%
#*	SAS AB	764,131	1,456,528	0.0%
	Scandi Standard AB	185,819	1,326,083	0.0%
*	Seamless Distribution AB	12,901	14,570	0.0%
	Sectra AB Class B	58,461	840,752	0.0%
#	Semcon AB	100,425	418,101	0.0%
#*	Sensys Gatso Group AB	223,860	56,912	0.0%
	SkiStar AB	110,113	1,605,056	0.0%
#*	SSAB AB Class A(B17H0S8)	1,081,113	2,517,731	0.1%
*	SSAB AB Class A(BPRBWK4)	189,016	436,270	0.0%
#*	SSAB AB Class B(B17H3F6)	933,200	1,779,267	0.1%
#*	SSAB AB Class B(BPRBWM6)	515,343	992,149	0.0%
#*	SSAB AB Class B(BD34DY4)	1,602,011	3,010,623	0.1%
*	SSAB AB Class B(BD57CR7)	616,308	1,161,343	0.0%
#	Sweco AB Class B	313,254	5,434,631	0.1%
	Swedol AB Class B	37,176	97,259	0.0%
	Systemair AB	48,630	575,043	0.0%
	Thule Group AB (The)	178,040	2,549,185	0.1%
	Transcom Worldwide AB	35,939	228,436	0.0%

21

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Unibet Group P.L.C.	1,048,368	$9,631,072	0.3%
	VBG Group AB Class B	137	1,749	0.0%
#	Victoria Park AB Class A	80,599	180,740	0.0%
	Victoria Park AB Class B	358,165	812,198	0.0%
	Vitrolife AB	70,710	3,916,677	0.1%
	Wallenstam AB Class B	785,619	6,390,505	0.2%
	Wihlborgs Fastigheter AB	333,847	6,833,629	0.2%
TOTAL SWEDEN			361,301,121	9.2%

SWITZERLAND — (12.4%)
*	AFG Arbonia-Forster Holding AG	183,624	2,617,041	0.1%
	Allreal Holding AG	61,188	8,464,491	0.2%
#*	Alpiq Holding AG	13,713	956,868	0.0%
#	ALSO Holding AG	15,664	1,145,363	0.0%
#	ams AG	372,640	10,345,398	0.3%
	APG SGA SA	7,581	3,104,813	0.1%
	Aryzta AG	296,434	10,954,975	0.3%
	Ascom Holding AG	212,982	3,388,121	0.1%
	Autoneum Holding AG	16,300	3,823,957	0.1%
	Bachem Holding AG Class B	23,344	1,895,579	0.0%
	Baloise Holding AG	203,881	22,708,326	0.6%
	Bank Coop AG	30,632	1,339,598	0.0%
	Banque Cantonale de Geneve	3,968	1,185,177	0.0%
	Banque Cantonale du Jura SA	4,442	249,827	0.0%
	Banque Cantonale Vaudoise	11,753	7,868,411	0.2%
	Barry Callebaut AG	1,514	1,864,113	0.0%
#	Basler Kantonalbank	5,896	401,274	0.0%
	Belimo Holding AG	2,156	6,402,420	0.2%
	Bell AG	4,181	1,574,783	0.0%
	Bellevue Group AG	49,926	707,104	0.0%
#	Berner Kantonalbank AG	22,665	4,349,330	0.1%
	BFW Liegenschaften AG	620	23,953	0.0%
#	BKW AG	64,177	2,854,541	0.1%
	Bobst Group SA	44,716	2,226,039	0.1%
#	Bossard Holding AG Class A	32,905	3,490,048	0.1%
	Bucher Industries AG	32,790	7,676,272	0.2%
	Burckhardt Compression Holding AG	11,640	3,605,086	0.1%
	Burkhalter Holding AG	20,988	2,583,374	0.1%
	Calida Holding AG	25,084	785,139	0.0%
	Carlo Gavazzi Holding AG	1,415	330,876	0.0%
	Cembra Money Bank AG	111,667	7,810,127	0.2%
	Cham Paper Holding AG	1,894	543,627	0.0%
#*	Charles Voegele Holding AG	41,895	254,010	0.0%
*	Cicor Technologies	5,936	120,926	0.0%
	Cie Financiere Tradition SA	9,458	643,234	0.0%
	Clariant AG	858,598	14,509,758	0.4%
	Coltene Holding AG	20,758	1,464,633	0.0%
	Conzzeta AG	6,093	3,891,822	0.1%
	Daetwyler Holding AG	37,940	5,066,412	0.1%
	DKSH Holding AG	91,087	5,966,909	0.2%
	dorma+kaba Holding AG Class B	16,675	11,649,429	0.3%
*	Dufry AG	80,201	9,592,287	0.2%

22

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Edmond de Rothschild Suisse SA	152	$2,196,983	0.1%
	EFG International AG	295,881	1,123,210	0.0%
	Emmi AG	12,810	7,809,897	0.2%
	Energiedienst Holding AG	68,912	1,603,201	0.0%
#*	Evolva Holding SA	114,424	87,421	0.0%
	Feintool International Holding AG	7,642	721,693	0.0%
	Flughafen Zuerich AG	110,390	19,535,828	0.5%
	Forbo Holding AG	6,853	8,138,954	0.2%
	GAM Holding AG	925,197	9,876,810	0.3%
	Gategroup Holding AG	146,738	7,743,176	0.2%
	Georg Fischer AG	22,511	17,995,484	0.5%
	Gurit Holding AG	2,329	1,465,428	0.0%
	Helvetia Holding AG	36,269	18,868,888	0.5%
	HOCHDORF Holding AG	3,376	638,974	0.0%
	Huber & Suhner AG	69,938	3,767,049	0.1%
	Implenia AG	85,074	5,601,899	0.1%
	Inficon Holding AG	9,382	3,175,597	0.1%
	Interroll Holding AG	3,127	2,926,347	0.1%
	Intershop Holding AG	8,152	3,752,603	0.1%
	Jungfraubahn Holding AG	3,893	418,922	0.0%
	Kardex AG	36,063	3,221,806	0.1%
	Komax Holding AG	18,811	3,887,294	0.1%
	Kudelski SA	195,049	3,877,684	0.1%
	LEM Holding SA	3,773	3,392,982	0.1%
	Liechtensteinische Landesbank AG	28,878	1,064,648	0.0%
#*	LifeWatch AG	10,818	135,982	0.0%
	Logitech International SA	650,486	10,575,274	0.3%
	Luzerner Kantonalbank AG	16,857	7,117,427	0.2%
	MCH Group AG	1,404	93,070	0.0%
	Metall Zug AG	880	2,512,803	0.1%
#*	Meyer Burger Technology AG	395,076	1,413,703	0.0%
	Mobilezone Holding AG	137,467	1,773,982	0.0%
	Mobimo Holding AG	32,716	7,440,241	0.2%
	OC Oerlikon Corp. AG	929,429	8,160,357	0.2%
#*	Orascom Development Holding AG	60,240	461,216	0.0%
#	Orell Fuessli Holding AG	5,028	632,704	0.0%
	Orior AG	27,189	1,835,001	0.0%
#	Panalpina Welttransport Holding AG	63,044	7,546,973	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	2,998	1,458,831	0.0%
	Plazza AG	5,852	1,362,632	0.0%
	PSP Swiss Property AG	201,709	19,571,056	0.5%
	Rieter Holding AG	17,376	3,556,810	0.1%
	Romande Energie Holding SA	2,625	2,795,576	0.1%
	Schaffner Holding AG	2,950	679,654	0.0%
*	Schmolz + Bickenbach AG	2,676,034	1,866,079	0.0%
	Schweiter Technologies AG	4,417	4,213,441	0.1%
	SFS Group AG	19,498	1,371,261	0.0%
	Siegfried Holding AG	21,833	4,199,281	0.1%
	St Galler Kantonalbank AG Class A	11,702	4,530,192	0.1%
	Straumann Holding AG	55,594	21,932,298	0.6%
	Sulzer AG	122,816	10,657,501	0.3%

23

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Sunrise Communications Group AG	97,538	$6,236,382	0.2%
Swiss Prime Site AG	241,603	21,872,005	0.6%
Swissquote Group Holding SA	45,894	1,072,665	0.0%
Tamedia AG	14,493	2,441,429	0.1%
Tecan Group AG	37,394	5,832,983	0.1%
Temenos Group AG	318,043	15,874,064	0.4%
Thurgauer Kantonalbank	467	41,989	0.0%
U-Blox AG	30,554	6,586,593	0.2%
Valiant Holding AG	83,882	8,054,597	0.2%
Valora Holding AG	15,963	4,437,731	0.1%
Vaudoise Assurances Holding SA	5,091	2,593,482	0.1%
Vetropack Holding AG	949	1,413,187	0.0%
* Von Roll Holding AG	250,484	148,820	0.0%
Vontobel Holding AG	136,975	5,902,682	0.2%
VP Bank AG	4,503	412,685	0.0%
# VZ Holding AG	10,596	3,141,920	0.1%
Walliser Kantonalbank	16,716	1,313,917	0.0%
Walter Meier AG	22,913	753,251	0.0%
Ypsomed Holding AG	16,382	3,092,878	0.1%
* Zehnder Group AG	57,019	2,214,925	0.1%
Zug Estates Holding AG Class B	612	999,310	0.0%
Zuger Kantonalbank AG	608	3,053,383	0.1%
TOTAL SWITZERLAND		538,712,472	13.6%
TOTAL COMMON STOCKS		3,895,977,466	98.8%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
# Biotest AG	86,009	1,313,913	0.0%
Draegerwerk AG & Co. KGaA	29,092	1,775,910	0.1%
Fuchs Petrolub SE	223,596	8,796,467	0.2%
Jungheinrich AG	245,511	7,389,489	0.2%
Sartorius AG	117,188	8,659,191	0.2%
Sixt SE	58,633	2,313,731	0.1%
STO SE & Co. KGaA	8,021	918,779	0.0%
Villeroy & Boch AG	41,209	617,488	0.0%
TOTAL GERMANY		31,784,968	0.8%
TOTAL PREFERRED STOCKS		31,784,968	0.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights	254,689	—	0.0%

BELGIUM — (0.0%)
#* Fagron	127,980	122,710	0.0%

BERMUDA — (0.0%)
* BW OFFSHORE, Ltd. RIGHT	39,987,165	382,252	0.0%

GERMANY — (0.0%)
* ADLER REAL ESTATE AG RIGHT 20160627	80,463	—	0.0%

24

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SPAIN — (0.0%)
#* Acerinox SA	785,298	$395,654	0.0%
#* ADVEO GROUP INTERNATIONAL SA RIGHT	104,096	22,527	0.0%
TOTAL SPAIN		418,181	0.0%
TOTAL RIGHTS/WARRANTS		923,143	0.0%
TOTAL INVESTMENT SECURITIES		3,928,685,577

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	36,161,447	418,387,942	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,932,532,537)^		$4,347,073,519	110.2%
____________________

^	The cost for federal income tax purposes is $3,938,017,113.

25

The Continental Small Company Series
continued

Summary of the Series' investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$121,418,364	—	$121,418,364
Belgium	—	181,242,940	—	181,242,940
Denmark	$639,631	209,609,726	—	210,249,357
Finland	250,774	264,273,031	—	264,523,805
France	—	513,192,846	—	513,192,846
Germany	—	654,170,309	—	654,170,309
Greece	—	749	—	749
Ireland	—	65,411,921	—	65,411,921
Israel	—	74,275,288	—	74,275,288
Italy	—	362,480,272	—	362,480,272
Netherlands	—	184,272,357	—	184,272,357
Norway	473,568	97,602,684	—	98,076,252
Portugal	—	43,834,884	—	43,834,884
Spain	—	222,814,529	—	222,814,529
Sweden	5,580,288	355,720,833	—	361,301,121
Switzerland	—	538,712,472	—	538,712,472
Preferred Stocks
Germany	—	31,784,968	—	31,784,968
Rights/Warrants
Austria	—	—	—	—
Belgium	—	122,710	—	122,710
Bermuda	—	382,252	—	382,252
Germany	—	—	—	—
Spain	—	418,181	—	418,181
Securities Lending Collateral	—	418,387,942	—	418,387,942
TOTAL	$6,944,261	$4,340,129,258	—	$4,347,073,519

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (7.2%)
	Aimia, Inc.	441,393	$2,699,025	0.3%
*	Amaya, Inc.	17,000	260,800	0.0%
#	AutoCanada, Inc.	130,981	2,245,620	0.3%
#	BMTC Group, Inc.	17,481	171,299	0.0%
*	BRP, Inc.	169,622	2,713,794	0.3%
	Cineplex, Inc.	290,974	11,616,888	1.3%
	Cogeco Communications, Inc.	79,095	4,150,812	0.5%
	Cogeco, Inc.	38,068	1,645,061	0.2%
#	Corus Entertainment, Inc. Class B	740,938	7,639,068	0.9%
	DHX Media, Ltd.(BRF12N3)	2,500	12,810	0.0%
	DHX Media, Ltd.(BRF12P5)	215,010	1,098,391	0.1%
	Dorel Industries, Inc. Class B	169,797	4,518,457	0.5%
	EnerCare, Inc.	454,200	6,011,703	0.7%
#	Gamehost, Inc.	45,192	349,797	0.0%
#	Glacier Media, Inc.	171,625	87,676	0.0%
	goeasy, Ltd.	3,600	51,243	0.0%
*	Great Canadian Gaming Corp.	299,800	4,169,980	0.5%
	Hudson's Bay Co.	298,911	3,606,968	0.4%
*	IMAX Corp.	259,917	7,662,353	0.9%
*	Indigo Books & Music, Inc.	2,302	30,112	0.0%
*	Intertain Group, Ltd. (The)	278,872	2,255,670	0.3%
#	Leon's Furniture, Ltd.	138,475	1,621,678	0.2%
	Linamar Corp.	16,100	573,491	0.1%
	Martinrea International, Inc.	476,656	2,951,545	0.3%
#	MTY Food Group, Inc.	71,063	2,387,743	0.3%
#*	Performance Sports Group, Ltd.	66,703	200,323	0.0%
#	Pizza Pizza Royalty Corp.	92,326	1,051,928	0.1%
	Reitmans Canada, Ltd. Class A	260,312	886,546	0.1%
*	Sears Canada, Inc.	50,217	151,590	0.0%
#	Torstar Corp. Class B	283,089	359,353	0.0%
*	TVA Group, Inc. Class B	7,000	21,673	0.0%
	Uni-Select, Inc.	8,263	209,525	0.0%
	Whistler Blackcomb Holdings, Inc.	178,805	3,321,584	0.4%
*	Yellow Pages, Ltd.	147,535	2,092,063	0.2%
Total Consumer Discretionary			78,826,569	8.9%

Consumer Staples — (3.3%)
	AGT Food & Ingredients, Inc.	125,802	3,455,794	0.4%
#	Andrew Peller, Ltd. Class A	5,200	112,134	0.0%
#	Clearwater Seafoods, Inc.	88,357	956,098	0.1%
	Corby Spirit and Wine, Ltd.	70,767	1,111,939	0.1%
	Cott Corp.(2228952)	509,721	7,125,323	0.8%
	Cott Corp.(22163N106)	80,067	1,117,735	0.1%
	High Liner Foods, Inc.	83,191	1,213,786	0.1%
	Jean Coutu Group PJC, Inc. (The) Class A	59,100	914,896	0.1%
#	Liquor Stores N.A., Ltd.	174,911	1,236,068	0.2%
	Maple Leaf Foods, Inc.	215,464	4,601,302	0.5%
*	Neptune Technologies & Bioressources, Inc.	22,102	23,095	0.0%
	North West Co., Inc. (The)	255,510	5,826,328	0.7%
	Premium Brands Holdings Corp.	129,362	5,447,032	0.6%

1

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Rogers Sugar, Inc.	505,571	$2,312,725	0.3%
#*	SunOpta, Inc.	288,340	1,209,646	0.1%
Total Consumer Staples			36,663,901	4.1%

Energy — (18.7%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,150,264	0.7%
*	Africa Oil Corp.	213,867	311,212	0.0%
	AKITA Drilling, Ltd. Class A	40,600	263,030	0.0%
#*	Athabasca Oil Corp.	1,362,643	1,508,247	0.2%
*	Bankers Petroleum, Ltd.	1,376,399	2,194,653	0.3%
#	Baytex Energy Corp.	1,304,806	7,574,631	0.9%
#*	Bellatrix Exploration, Ltd.	1,025,758	1,008,331	0.1%
#*	Birchcliff Energy, Ltd.	561,498	2,990,136	0.3%
#*	BlackPearl Resources, Inc.	1,397,501	1,124,967	0.1%
	Bonavista Energy Corp.	1,035,276	2,644,383	0.3%
#	Bonterra Energy Corp.	175,395	3,612,571	0.4%
#	Calfrac Well Services, Ltd.	389,570	1,169,961	0.1%
#*	Canacol Energy, Ltd.	632,842	2,130,780	0.2%
#	Canadian Energy Services & Technology Corp.	953,842	3,004,866	0.3%
	Canyon Services Group, Inc.	359,018	1,570,070	0.2%
#*	Cequence Energy, Ltd.	863,916	213,981	0.0%
#*	Chinook Energy, Inc.	496,199	199,716	0.0%
*	Corridor Resources, Inc.	1,246	434	0.0%
*	Crew Energy, Inc.	846,600	3,807,226	0.4%
#*	Delphi Energy Corp.	901,739	760,784	0.1%
#*	Denison Mines Corp.	2,316,471	1,273,033	0.1%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,247,351	0.7%
	Enerflex, Ltd.	445,163	3,679,973	0.4%
#*	Energy Fuels, Inc.	108,528	244,449	0.0%
#	Enerplus Corp.	721,959	4,755,502	0.5%
	Ensign Energy Services, Inc.	758,725	4,257,716	0.5%
#*	Epsilon Energy, Ltd.	260,061	654,204	0.1%
*	Essential Energy Services Trust	628,241	316,078	0.0%
#	Freehold Royalties, Ltd.	431,451	3,977,384	0.5%
*	GASFRAC Energy Services, Inc.	91,560	9	0.0%
#	Gibson Energy, Inc.	596,274	6,918,338	0.8%
*	Gran Tierra Energy, Inc.	1,405,819	4,722,516	0.5%
	Granite Oil Corp.	195,608	1,203,671	0.1%
#*	Ithaca Energy, Inc.	1,632,555	1,579,545	0.2%
#*	Kelt Exploration, Ltd.	251,041	919,094	0.1%
#*	Lightstream Resources, Ltd.	1,035,197	152,241	0.0%
#*	Long Run Exploration, Ltd.	849,601	341,958	0.0%
	McCoy Global, Inc.	51,537	72,202	0.0%
#*	MEG Energy Corp.	375,591	1,968,150	0.2%
#	Mullen Group, Ltd.	536,825	5,858,766	0.7%
#	Newalta Corp.	272,371	453,267	0.1%
	North American Energy Partners, Inc.	129,534	362,950	0.0%
	Northern Blizzard Resources, Inc.	112,300	412,014	0.1%
*	NuVista Energy, Ltd.	766,669	3,708,875	0.4%
*	Painted Pony Petroleum, Ltd.	524,254	3,075,851	0.4%
#*	Paramount Resources, Ltd. Class A	248,000	2,057,789	0.2%
*	Parex Resources, Inc.	685,704	6,639,697	0.8%

2

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#	Parkland Fuel Corp.	431,177	$7,505,841	0.8%
	Pason Systems, Inc.	356,252	4,924,851	0.6%
#	Pengrowth Energy Corp.	2,930,721	5,353,537	0.6%
#	Penn West Petroleum, Ltd.	1,611,261	2,244,878	0.3%
*	Perpetual Energy, Inc.	41,575	76,910	0.0%
*	Petrus Resources, Ltd.	19,582	28,191	0.0%
#	PHX Energy Services Corp.	135,274	281,657	0.0%
*	Pine Cliff Energy, Ltd.	33,500	24,115	0.0%
#	Precision Drilling Corp.	1,736,481	9,206,931	1.0%
#	Pulse Seismic, Inc.	268,280	529,521	0.1%
*	Questerre Energy Corp. Class A	745,460	112,516	0.0%
*	Raging River Exploration, Inc.	978,287	7,784,195	0.9%
*	RMP Energy, Inc.	982,111	942,620	0.1%
*	Rock Energy, Inc.	237,075	150,471	0.0%
#*	Savanna Energy Services Corp.	520,779	661,076	0.1%
#	Secure Energy Services, Inc.	742,739	5,076,346	0.6%
	ShawCor, Ltd.	307,124	7,614,212	0.9%
#*	Spartan Energy Corp.	1,322,779	3,470,893	0.4%
#*	Sprott Resource Corp.	455,390	211,490	0.0%
	Strad Energy Services, Ltd.	39,947	46,998	0.0%
#	Surge Energy, Inc.	1,264,658	2,496,132	0.3%
	TORC Oil & Gas, Ltd.	659,147	4,183,603	0.5%
	Total Energy Services, Inc.	178,778	1,793,384	0.2%
#	TransGlobe Energy Corp.	448,945	827,036	0.1%
#*	Trican Well Service, Ltd.	790,196	1,510,727	0.2%
#*	Trilogy Energy Corp.	365,842	1,548,942	0.2%
	Trinidad Drilling, Ltd.	1,372,323	2,698,014	0.3%
#	Veresen, Inc.	1,510,652	12,803,622	1.4%
	Western Energy Services Corp.	406,097	1,027,855	0.1%
	Whitecap Resources, Inc.	1,356,441	10,373,186	1.2%
*	Xtreme Drilling & Coil Services Corp.	224,819	454,180	0.1%
	ZCL Composites, Inc.	109,627	761,140	0.1%
Total Energy			204,817,936	23.1%

Financials — (6.7%)
#	AGF Management, Ltd. Class B	444,369	1,719,761	0.2%
#	Alaris Royalty Corp.	171,360	3,802,695	0.4%
#	Altus Group, Ltd.	208,914	3,601,157	0.4%
#	Brookfield Real Estate Services, Inc.	8,974	104,052	0.0%
#	Callidus Capital Corp.	74,520	922,884	0.1%
	Canaccord Genuity Group, Inc.	623,378	2,373,946	0.3%
#	Canadian Western Bank	436,532	8,328,893	1.0%
	Chesswood Group, Ltd.	5,600	43,389	0.0%
	Clairvest Group, Inc.	1,900	42,825	0.0%
#	Clarke, Inc.	17,242	121,446	0.0%
	Colliers International Group, Inc.	161,848	5,527,098	0.6%
	E-L Financial Corp., Ltd.	1,700	911,219	0.1%
#	Echelon Financial Holdings, Inc.	14,650	135,053	0.0%
#	Equitable Group, Inc.	57,595	2,496,028	0.3%
*	Equity Financial Holdings, Inc.	800	6,471	0.0%
	Fiera Capital Corp.	172,637	1,713,074	0.2%
	Firm Capital Mortgage Investment Corp.	24,646	262,494	0.0%

3

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	First National Financial Corp.	52,437	$1,216,407	0.1%
	FirstService Corp.	150,648	6,890,197	0.8%
#	Genesis Land Development Corp.	76,842	166,537	0.0%
#	Genworth MI Canada, Inc.	211,926	5,436,145	0.6%
	Gluskin Sheff + Associates, Inc.	160,621	2,072,489	0.2%
#	GMP Capital, Inc.	288,387	1,174,129	0.1%
	Guardian Capital Group, Ltd. Class A	20,297	333,845	0.1%
#	Home Capital Group, Inc.	313,063	7,759,029	0.9%
	Information Services Corp.	807	10,425	0.0%
*	Kingsway Financial Services, Inc.	14,370	76,748	0.0%
	Laurentian Bank of Canada	191,320	7,143,680	0.8%
#*	Mainstreet Equity Corp.	25,963	716,422	0.1%
	Melcor Developments, Ltd.	41,240	462,532	0.1%
	Morguard Corp.	2,304	282,073	0.0%
#	Sprott, Inc.	828,988	1,649,056	0.2%
#*	Street Capital Group, Inc.	120,227	116,323	0.0%
	TMX Group, Ltd.	137,389	5,715,901	0.7%
Total Financials			73,334,423	8.3%

Health Care — (1.4%)
*	Aralez Pharmaceuticals, Inc.	15,123	49,906	0.0%
	Concordia International Corp.(20653P102)	65,542	1,411,775	0.2%
	Concordia International Corp.(BDD7WR9)	47,100	1,014,585	0.1%
*	CRH Medical Corp.	136,817	532,675	0.1%
#	Extendicare, Inc.	561,871	3,540,098	0.4%
*	Knight Therapeutics, Inc.	279,458	1,795,349	0.2%
#	Medical Facilities Corp.	164,269	2,413,271	0.3%
*	Merus Labs International, Inc.	384,845	491,501	0.1%
*	QLT, Inc.	219,010	315,305	0.0%
#	Sienna Senior Living, Inc.	225,814	2,994,074	0.3%
#*	Theratechnologies, Inc.	136,901	287,164	0.0%
	Zenith Epigenetics Corp.	111,820	7,011	0.0%
Total Health Care			14,852,714	1.7%

Industrials — (9.7%)
	Aecon Group, Inc.	408,101	5,553,168	0.6%
#	Ag Growth International, Inc.	89,211	2,827,656	0.3%
*	Air Canada	260,400	1,791,831	0.2%
	Algoma Central Corp.	25,790	224,573	0.0%
*	ATS Automation Tooling Systems, Inc.	522,530	3,931,260	0.5%
#	Badger Daylighting, Ltd.	213,881	3,724,852	0.4%
#*	Ballard Power Systems, Inc.	134,734	167,903	0.0%
	Bird Construction, Inc.	204,133	2,112,511	0.2%
	Black Diamond Group, Ltd.	231,141	964,318	0.1%
#	CanWel Building Materials Group, Ltd.	136,370	582,656	0.1%
#	Cervus Equipment Corp.	34,597	301,530	0.0%
#	DirectCash Payments, Inc.	78,722	798,218	0.1%
*	exactEarth, Ltd.	24,998	26,895	0.0%
#	Exchange Income Corp.	108,684	2,626,351	0.3%
	Exco Technologies, Ltd.	128,615	1,214,523	0.1%
	Finning International, Inc.	165,678	2,698,142	0.3%
*	Heroux-Devtek, Inc.	133,854	1,554,093	0.2%

4

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	HNZ Group, Inc.	23,088	$232,319	0.0%
#	Horizon North Logistics, Inc.	483,483	606,248	0.1%
#	K-Bro Linen, Inc.	29,653	963,530	0.1%
#	MacDonald Dettwiler & Associates, Ltd.	144,607	9,432,278	1.1%
	Magellan Aerospace Corp.	73,376	1,022,874	0.1%
	Morneau Shepell, Inc.	264,411	3,630,675	0.4%
	New Flyer Industries, Inc.	254,471	7,923,966	0.9%
*	Ovivo, Inc. Class A	93,231	209,273	0.0%
	Richelieu Hardware, Ltd.	231,855	4,549,343	0.5%
#	Rocky Mountain Dealerships, Inc.	82,555	449,853	0.1%
	Russel Metals, Inc.	350,655	6,209,982	0.7%
#	Stantec, Inc.	318,029	7,712,256	0.9%
	Stuart Olson, Inc.	88,659	406,255	0.1%
#	Student Transportation, Inc.	474,205	2,437,185	0.3%
	Toromont Industries, Ltd.	376,225	10,961,035	1.2%
#	Transcontinental, Inc. Class A	359,276	4,869,324	0.6%
#	TransForce, Inc.	432,009	8,021,902	0.9%
	Wajax Corp.	103,838	1,203,989	0.1%
	WestJet Airlines, Ltd.	6,379	104,083	0.0%
#*	Westport Fuel Systems, Inc.	3,750	6,270	0.0%
#	Westshore Terminals Investment Corp.	318,149	4,607,429	0.5%
Total Industrials			106,660,549	12.0%

Information Technology — (3.3%)
#*	5N Plus, Inc.	333,314	523,726	0.1%
	Absolute Software Corp.	234,888	1,256,299	0.2%
#*	Avigilon Corp.	185,293	1,903,199	0.2%
	Calian Group, Ltd.	20,637	315,477	0.0%
*	Celestica, Inc.(2263362)	401,190	3,732,578	0.4%
*	Celestica, Inc.(15101Q108)	32,122	298,735	0.0%
#	Computer Modelling Group, Ltd.	398,152	3,186,572	0.4%
*	Descartes Systems Group, Inc. (The)	255,838	4,893,190	0.6%
	DH Corp.	166,900	4,148,116	0.5%
	Enghouse Systems, Ltd.	97,257	4,124,549	0.5%
	Evertz Technologies, Ltd.	141,053	1,997,964	0.2%
#*	EXFO, Inc.	686	2,373	0.0%
#	Mediagrif Interactive Technologies, Inc.	11,270	151,959	0.0%
*	Mitel Networks Corp.	318,586	1,999,869	0.2%
*	Points International, Ltd.(730843208)	3,323	30,073	0.0%
*	Points International, Ltd.(2556879)	36,359	327,863	0.0%
	Pure Technologies, Ltd.	17,545	79,988	0.0%
#*	Redknee Solutions, Inc.	76,611	110,296	0.0%
	Sandvine Corp.	1,036,169	2,133,372	0.2%
#*	Sierra Wireless, Inc.(2418968)	159,192	2,697,250	0.3%
*	Sierra Wireless, Inc.(826516106)	10,722	181,845	0.0%
*	Solium Capital, Inc.	93,906	431,752	0.1%
	Vecima Networks, Inc.	6,059	47,742	0.0%
	Wi-Lan, Inc.	780,333	1,981,108	0.2%
Total Information Technology			36,555,895	4.1%

Materials — (24.2%)
	Acadian Timber Corp.	34,488	442,595	0.1%

5

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	AirBoss of America Corp.	80,062	$872,536	0.1%
*	Alacer Gold Corp.	1,475,888	3,518,507	0.4%
	Alamos Gold, Inc. Class A	1,545,462	13,290,054	1.5%
#*	Almaden Minerals, Ltd. Class B	98,343	159,852	0.0%
#	Altius Minerals Corp.	111,900	935,423	0.1%
*	Americas Silver Corp.	974,500	275,314	0.0%
#*	Argonaut Gold, Inc.	923,902	2,717,464	0.3%
#*	Asanko Gold, Inc.	262,544	1,003,884	0.1%
#*	AuRico Metals, Inc.	679,583	536,534	0.1%
#*	B2Gold Corp.	5,268,073	13,211,468	1.5%
#*	Banro Corp.	157,589	46,352	0.0%
	Canam Group, Inc.	237,796	2,398,299	0.3%
#	Canexus Corp.	683,986	672,365	0.1%
*	Canfor Corp.	214,500	2,166,667	0.2%
	Canfor Pulp Products, Inc.	206,915	1,654,423	0.2%
#*	Capstone Mining Corp.	2,190,321	1,441,056	0.2%
	Cascades, Inc.	477,193	3,379,632	0.4%
	Centerra Gold, Inc.	999,634	5,957,802	0.7%
#*	China Gold International Resources Corp., Ltd.	1,133,586	2,053,169	0.2%
*	Continental Gold, Inc.	354,000	994,636	0.1%
#*	Copper Mountain Mining Corp.	643,331	243,997	0.0%
*	Detour Gold Corp.	291,290	7,287,041	0.8%
*	Dominion Diamond Corp.(257287102)	20,700	182,988	0.0%
	Dominion Diamond Corp.(B95LX89)	487,201	4,310,312	0.5%
#*	Dundee Precious Metals, Inc.	665,722	1,587,077	0.2%
#*	Eastern Platinum, Ltd.	310,296	254,587	0.0%
*	Eastmain Resources, Inc.	23,500	11,096	0.0%
*	EcoSynthetix, Inc.	1,500	1,742	0.0%
	Eldorado Gold Corp.	345,567	1,554,042	0.2%
*	Endeavour Mining Corp.	273,838	4,648,214	0.5%
*	Endeavour Silver Corp.	536,376	2,109,052	0.2%
*	Exeter Resource Corp.	70,137	88,489	0.0%
#*	First Majestic Silver Corp.	652,877	8,868,761	1.0%
#*	Fortress Paper, Ltd. Class A	16,706	53,663	0.0%
#*	Fortuna Silver Mines, Inc.	876,406	6,125,582	0.7%
#*	Golden Star Resources, Ltd.	966,462	620,894	0.1%
*	Great Panther Silver, Ltd.	700,801	1,160,814	0.1%
#*	Guyana Goldfields, Inc.	76,886	551,077	0.1%
*	Hanfeng Evergreen, Inc.	45,837	46	0.0%
	HudBay Minerals, Inc.	1,398,004	6,676,485	0.8%
*	IAMGOLD Corp.	2,443,241	10,117,527	1.1%
#*	Imperial Metals Corp.	236,915	1,168,117	0.1%
*	Interfor Corp.	381,931	3,272,554	0.4%
*	International Tower Hill Mines, Ltd.	13,001	11,573	0.0%
	Intertape Polymer Group, Inc.	324,227	5,290,224	0.6%
*	Ivanhoe Mines, Ltd. Class A	639,953	500,292	0.1%
*	Kinross Gold Corp.	484,119	2,375,722	0.3%
#*	Kirkland Lake Gold, Inc.	531,235	4,375,045	0.5%
#	Labrador Iron Ore Royalty Corp.	207,000	1,988,366	0.2%
	Lucara Diamond Corp.	1,384,065	3,728,121	0.4%
*	Lundin Mining Corp.	2,286,664	7,716,905	0.9%
*	Lydian International, Ltd.	91,514	26,917	0.0%

6

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Major Drilling Group International, Inc.	559,212	$3,384,835	0.4%
	Mandalay Resources Corp.	1,285,525	1,184,082	0.1%
	Methanex Corp.(59151K108)	74,774	2,175,923	0.2%
	Methanex Corp.(2654416)	43,800	1,274,385	0.1%
*	Midas Gold Corp.	271,284	193,182	0.0%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	227,078	19,334	0.0%
	Nevsun Resources, Ltd.	1,197,711	3,513,545	0.4%
*	New Gold, Inc.	2,511,973	10,985,446	1.2%
	Norbord, Inc.	189,354	3,702,221	0.4%
#*	Northern Dynasty Minerals, Ltd.	148,624	46,015	0.0%
#*	Novagold Resources, Inc.	389,573	2,385,172	0.3%
	OceanaGold Corp.	2,894,465	11,045,097	1.2%
	Osisko Gold Royalties, Ltd.	399,042	5,216,774	0.6%
	Pan American Silver Corp.	990,673	16,317,599	1.8%
*	Pilot Gold, Inc.	88,962	50,955	0.0%
*	Platinum Group Metals, Ltd.	81,854	274,968	0.0%
#*	Polymet Mining Corp.	613,665	479,741	0.1%
#*	Pretium Resources, Inc.(B57Q8S9)	63,300	708,478	0.1%
#*	Pretium Resources, Inc.(74139C102)	325,217	3,642,430	0.4%
#*	Primero Mining Corp.	1,071,138	2,230,241	0.3%
#*	RB Energy, Inc.	396,013	515	0.0%
#*	Richmont Mines, Inc.	231,043	2,144,205	0.2%
#*	Royal Nickel Corp.	345,500	110,981	0.0%
*	Sabina Gold & Silver Corp.	750,154	644,507	0.1%
#*	Sandstorm Gold, Ltd.	670,260	3,014,212	0.3%
#*	Seabridge Gold, Inc.	111,235	1,633,289	0.2%
*	SEMAFO, Inc.	1,595,446	7,656,461	0.9%
#	Sherritt International Corp.	1,970,361	1,220,085	0.1%
#*	Silver Standard Resources, Inc.	760,590	9,872,746	1.1%
	Stella-Jones, Inc.	187,800	6,993,350	0.8%
#*	Stornoway Diamond Corp.	750,197	551,637	0.1%
#*	Tanzanian Royalty Exploration Corp.	298,950	201,313	0.0%
#*	Taseko Mines, Ltd.	960,266	468,259	0.1%
*	Tembec, Inc.	403,476	337,284	0.0%
#*	Teranga Gold Corp.	2,177,963	1,938,665	0.2%
#*	Thompson Creek Metals Co., Inc.	1,127,968	471,460	0.1%
#*	Timmins Gold Corp.	1,471,603	541,052	0.1%
*	Trevali Mining Corp.	942,759	408,642	0.0%
*	Wesdome Gold Mines, Ltd.	314,464	481,937	0.1%
	West Fraser Timber Co., Ltd.	121,100	3,540,344	0.4%
#	Western Forest Products, Inc.	2,201,509	3,476,201	0.4%
#	Winpak, Ltd.	136,035	4,998,322	0.6%
	Yamana Gold, Inc.	187,357	974,526	0.1%
Total Materials			265,145,774	29.9%

Real Estate Investment Trusts — (0.0%)
	Killam Apartment Real Estate Investment Trust	2,862	28,112	0.0%
Telecommunication Services — (0.5%)
	Axia NetMedia Corp.	185,467	598,628	0.1%

7

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Telecommunication Services — (Continued)
	Manitoba Telecom Services, Inc.	161,284	$4,735,092	0.5%
Total Telecommunication Services			5,333,720	0.6%

Utilities — (5.6%)
#	Algonquin Power & Utilities Corp.	1,054,815	9,707,613	1.1%
*	Alterra Power Corp.	1,104,421	423,150	0.0%
	Boralex, Inc. Class A	233,291	3,515,752	0.4%
#	Capital Power Corp.	523,509	7,812,418	0.9%
#	Innergex Renewable Energy, Inc.	512,927	5,752,786	0.7%
#	Just Energy Group, Inc.	727,176	4,412,756	0.5%
#*	Maxim Power Corp.	92,234	206,321	0.0%
#	Northland Power, Inc.	536,896	9,225,660	1.0%
	Superior Plus Corp.	689,743	5,691,134	0.6%
	TransAlta Corp.	1,310,680	6,817,423	0.8%
#	TransAlta Renewables, Inc.	338,346	3,498,821	0.4%
	Valener, Inc.	267,146	4,532,559	0.5%
Total Utilities			61,596,393	6.9%
TOTAL COMMON STOCKS			883,815,986	99.6%
TOTAL INVESTMENT SECURITIES			883,815,986

			Value†
SECURITIES LENDING COLLATERAL — (19.4%)
§@	DFA Short Term Investment Fund	18,345,620	212,258,828	23.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,325,503,394)^			$1,096,074,814	123.5%
____________________
^	The cost for federal income tax purposes is $1,327,984,846.

8

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$78,826,569	—	—	$78,826,569
Consumer Staples	36,663,901	—	—	36,663,901
Energy	204,817,927	$9	—	204,817,936
Financials	73,334,423	—	—	73,334,423
Health Care	14,845,703	7,011	—	14,852,714
Industrials	106,660,549	—	—	106,660,549
Information Technology	36,555,895	—	—	36,555,895
Materials	265,145,213	561	—	265,145,774
Real Estate Investment Trusts	28,112	—	—	28,112
Telecommunication Services	5,333,720	—	—	5,333,720
Utilities	61,596,393	—	—	61,596,393
Securities Lending Collateral	—	212,258,828	—	212,258,828
TOTAL	$883,808,405	$212,266,409	—	$1,096,074,814

9

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (18.4%)
	Accordia Golf Co., Ltd.	350,289	$3,175,803	0.1%
	Adastria Co., Ltd.	97,320	5,478,591	0.2%
#	Aeon Fantasy Co., Ltd.	54,232	883,223	0.0%
*	AGORA Hospitality Group Co., Ltd.	591,000	204,945	0.0%
	Ahresty Corp.	123,400	828,887	0.0%
#*	Aigan Co., Ltd.	95,200	199,043	0.0%
	Aisan Industry Co., Ltd.	201,800	2,018,327	0.1%
#	Akebono Brake Industry Co., Ltd.	436,100	1,276,885	0.1%
#	Alpen Co., Ltd.	109,300	1,789,199	0.1%
	Alpha Corp.	30,400	329,882	0.0%
	Alpine Electronics, Inc.	277,500	3,643,735	0.2%
	Amiyaki Tei Co., Ltd.	23,800	846,143	0.0%
	Amuse, Inc.	25,799	1,040,894	0.1%
*	Anrakutei Co., Ltd.	22,000	81,365	0.0%
	AOI Pro, Inc.	44,800	342,915	0.0%
	AOKI Holdings, Inc.	268,400	3,271,531	0.1%
	Aoyama Trading Co., Ltd.	307,000	11,185,037	0.4%
	Arata Corp.	20,400	431,455	0.0%
	Arcland Sakamoto Co., Ltd.	88,100	1,928,540	0.1%
	ARCLAND SERVICE Co., Ltd.	4,200	167,597	0.0%
	Asahi Broadcasting Corp.	21,200	142,052	0.0%
#	Asahi Co., Ltd.	92,300	906,588	0.0%
	Asante, Inc.	6,900	86,085	0.0%
	Asatsu-DK, Inc.	198,500	4,871,230	0.2%
#	Ashimori Industry Co., Ltd.	310,000	488,277	0.0%
#	Atom Corp.	240,800	1,301,522	0.1%
	Atsugi Co., Ltd.	743,000	724,526	0.0%
#	Autobacs Seven Co., Ltd.	398,500	6,987,926	0.3%
#	Avex Group Holdings, Inc.	237,300	2,797,374	0.1%
	Belluna Co., Ltd.	246,500	1,406,664	0.1%
#	Best Denki Co., Ltd.	370,800	419,911	0.0%
#	Bic Camera, Inc.	483,600	3,934,624	0.2%
	Bookoff Corp.	63,300	484,574	0.0%
#	Broccoli Co., Ltd.	22,000	67,673	0.0%
#	BRONCO BILLY Co., Ltd.	42,500	818,223	0.0%
	Calsonic Kansei Corp.	1,015,000	8,089,220	0.3%
#	Can Do Co., Ltd.	63,500	833,779	0.0%
	Central Sports Co., Ltd.	31,800	593,487	0.0%
	CHIMNEY Co., Ltd.	26,600	680,435	0.0%
#	Chiyoda Co., Ltd.	94,400	3,129,605	0.1%
	Chofu Seisakusho Co., Ltd.	83,800	1,739,316	0.1%
#	Chori Co., Ltd.	71,800	1,011,925	0.1%
	Chuo Spring Co., Ltd.	196,000	467,947	0.0%
#	Clarion Co., Ltd.	782,000	2,678,730	0.1%
	Cleanup Corp.	129,700	819,630	0.0%
#	Colowide Co., Ltd.	347,000	4,703,291	0.2%
	Corona Corp.	80,100	789,028	0.0%
	Cross Plus, Inc.	22,000	125,592	0.0%
	DA Consortium, Inc.	144,000	563,725	0.0%
#	Daido Metal Co., Ltd.	184,600	1,729,300	0.1%
#	Daidoh, Ltd.	137,200	570,694	0.0%

1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daiichikosho Co., Ltd.	189,100	$6,306,866	0.3%
	Daikoku Denki Co., Ltd.	43,400	560,085	0.0%
	Dainichi Co., Ltd.	49,300	293,677	0.0%
	Daisyo Corp.	47,200	557,510	0.0%
	DCM Holdings Co., Ltd.	530,600	3,515,018	0.1%
	Descente, Ltd.	247,000	3,161,965	0.1%
	Doshisha Co., Ltd.	141,100	2,597,990	0.1%
	Doutor Nichires Holdings Co., Ltd.	184,486	2,686,509	0.1%
	Dunlop Sports Co., Ltd.	75,300	755,896	0.0%
	Dynic Corp.	174,000	244,188	0.0%
	Eagle Industry Co., Ltd.	147,200	2,960,003	0.1%
#	EDION Corp.	513,900	3,854,905	0.2%
	Exedy Corp.	193,000	4,438,642	0.2%
#	F-Tech, Inc.	32,100	292,275	0.0%
#	FCC Co., Ltd.	209,700	3,708,505	0.2%
#	Fields Corp.	67,800	1,019,056	0.1%
	Fine Sinter Co., Ltd.	49,000	128,907	0.0%
	First Juken Co., Ltd.	19,600	211,365	0.0%
	Foster Electric Co., Ltd.	130,500	3,201,949	0.1%
	France Bed Holdings Co., Ltd.	138,200	1,085,322	0.1%
#	FTGroup Co., Ltd.	56,700	306,586	0.0%
	Fuji Co., Ltd.	109,900	2,244,650	0.1%
#	Fuji Corp., Ltd.	131,000	740,418	0.0%
	Fuji Kiko Co., Ltd.	144,000	589,822	0.0%
	Fuji Kyuko Co., Ltd.	214,000	2,036,438	0.1%
	Fuji Oozx, Inc.	6,000	22,836	0.0%
	Fujibo Holdings, Inc.	742,000	1,369,257	0.1%
#	Fujikura Rubber, Ltd.	80,200	395,690	0.0%
	Fujishoji Co., Ltd.	34,400	351,085	0.0%
#	Fujita Kanko, Inc.	134,000	515,795	0.0%
	Fujitsu General, Ltd.	370,000	4,646,409	0.2%
	FuKoKu Co., Ltd.	40,800	348,034	0.0%
#	Funai Electric Co., Ltd.	39,800	410,697	0.0%
#	Furukawa Battery Co., Ltd. (The)	95,000	670,478	0.0%
#	Futaba Industrial Co., Ltd.	320,000	1,375,741	0.1%
	G-7 Holdings, Inc.	29,200	456,026	0.0%
	G-Tekt Corp.	100,000	1,235,265	0.1%
	Gakken Holdings Co., Ltd.	313,000	608,196	0.0%
#	Genki Sushi Co., Ltd.	9,700	178,890	0.0%
#	Geo Holdings Corp.	213,200	3,190,279	0.1%
#	GLOBERIDE, Inc.	62,299	819,704	0.0%
	Goldwin, Inc.	12,100	690,798	0.0%
#	Gourmet Kineya Co., Ltd.	85,000	671,116	0.0%
	GSI Creos Corp.	335,000	318,141	0.0%
#	Gulliver International Co., Ltd.	387,900	3,907,831	0.2%
	Gunze, Ltd.	1,080,000	3,430,317	0.1%
#	H-One Co., Ltd.	67,500	347,963	0.0%
	Hagihara Industries, Inc.	26,600	462,987	0.0%
	Hakuyosha Co., Ltd.	65,000	148,492	0.0%
	Happinet Corp.	93,800	970,462	0.1%
	Hard Off Corp. Co., Ltd.	55,700	704,408	0.0%
	Haruyama Trading Co., Ltd.	47,900	292,796	0.0%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Heiwa Corp.	61,400	$1,133,432	0.1%
	HI-LEX Corp.	56,000	1,716,117	0.1%
#	Hiday Hidaka Corp.	74,956	1,858,782	0.1%
#	Himaraya Co., Ltd.	35,900	332,650	0.0%
#	Hiramatsu, Inc.	160,700	849,223	0.0%
	Honeys Co., Ltd.	106,040	873,996	0.0%
#	Hoosiers Holdings	181,100	693,584	0.0%
	Ichibanya Co., Ltd.	47,200	2,094,448	0.1%
	Ichikoh Industries, Ltd.	286,000	492,244	0.0%
#	IJT Technology Holdings Co., Ltd.	124,680	410,986	0.0%
#	Ikyu Corp.	118,800	2,253,349	0.1%
#	Imasen Electric Industrial	89,600	810,607	0.0%
#	Imperial Hotel, Ltd.	13,000	267,445	0.0%
	Intage Holdings, Inc.	84,800	1,203,177	0.1%
	Izuhakone Railway Co., Ltd.	300	—	0.0%
#*	Izutsuya Co., Ltd.	617,000	331,128	0.0%
#*	Janome Sewing Machine Co., Ltd.	106,400	779,828	0.0%
#	Japan Vilene Co., Ltd.	61,000	598,608	0.0%
	Japan Wool Textile Co., Ltd. (The)	343,000	2,791,880	0.1%
#	Jin Co., Ltd.	80,000	2,956,304	0.1%
#	Joban Kosan Co., Ltd.	342,000	424,369	0.0%
	Joshin Denki Co., Ltd.	205,000	1,566,664	0.1%
#	JP-Holdings, Inc.	298,800	788,889	0.0%
	JVC Kenwood Corp.	932,030	2,437,926	0.1%
#	K's Holdings Corp.	182,200	6,429,950	0.3%
*	Kadokawa Dwango	246,233	3,169,650	0.1%
#*	Kappa Create Co., Ltd.	37,800	373,567	0.0%
	Kasai Kogyo Co., Ltd.	138,300	1,718,856	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	835,475	0.0%
	Keihin Corp.	267,500	4,363,515	0.2%
#	Keiyo Co., Ltd.	176,200	722,240	0.0%
	KFC Holdings Japan, Ltd.	75,000	1,426,144	0.1%
#*	Kintetsu Department Store Co., Ltd.	169,000	458,659	0.0%
	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,573,017	0.1%
	Kitamura Co., Ltd.	2,000	12,961	0.0%
*	KNT-CT Holdings Co., Ltd.	643,000	1,503,779	0.1%
#	Kohnan Shoji Co., Ltd.	188,500	2,749,601	0.1%
#*	Kojima Co., Ltd.	162,600	380,582	0.0%
#	Komatsu Seiren Co., Ltd.	134,400	807,587	0.0%
#	Komehyo Co., Ltd.	14,600	284,000	0.0%
	Komeri Co., Ltd.	191,400	4,092,059	0.2%
#	Konaka Co., Ltd.	122,460	636,474	0.0%
#	Koshidaka Holdings Co., Ltd.	50,000	905,146	0.0%
	Kourakuen Holdings Corp.	39,800	507,172	0.0%
#	KU Holdings Co., Ltd.	132,600	906,927	0.0%
	Kura Corp.	69,200	2,091,303	0.1%
	Kurabo Industries, Ltd.	1,276,000	2,260,858	0.1%
#	Kuraudia Co., Ltd.	2,500	12,154	0.0%
#	KYB Corp.	1,140,000	3,253,194	0.1%
#	Kyoritsu Maintenance Co., Ltd.	70,831	4,859,533	0.2%
#	Kyoto Kimono Yuzen Co., Ltd.	22,000	178,506	0.0%
	LEC, Inc.	41,600	463,688	0.0%

3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Look, Inc.	228,000	$342,727	0.0%
#	Mamiya-Op Co., Ltd.	322,000	440,016	0.0%
#	Mars Engineering Corp.	49,100	836,477	0.0%
#*	Maruei Department Store Co., Ltd.	17,000	15,975	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	86,269	0.0%
#	Matsuya Co., Ltd.	49,000	594,423	0.0%
	Matsuya Foods Co., Ltd.	48,000	971,003	0.1%
	Meiko Network Japan Co., Ltd.	126,400	1,500,650	0.1%
	Meiwa Estate Co., Ltd.	56,900	247,668	0.0%
	Mikuni Corp.	118,000	472,851	0.0%
#	Misawa Homes Co., Ltd.	164,000	986,803	0.1%
	Mitsuba Corp.	208,690	3,278,043	0.1%
	Mitsui Home Co., Ltd.	165,000	792,603	0.0%
#	Mizuno Corp.	582,000	2,857,098	0.1%
	Monogatari Corp. (The)	25,700	1,092,570	0.1%
*	Mr Max Corp.	119,000	368,923	0.0%
	Murakami Corp.	11,000	202,564	0.0%
#	Musashi Seimitsu Industry Co., Ltd.	129,900	2,636,611	0.1%
	Nafco Co., Ltd.	33,300	482,503	0.0%
	Nagawa Co., Ltd.	9,700	306,000	0.0%
#*	Naigai Co., Ltd.	1,409,000	720,307	0.0%
	Nakayamafuku Co., Ltd.	9,500	65,999	0.0%
#	Next Co., Ltd.	282,000	2,093,223	0.1%
	Nexyz Corp.	11,900	86,962	0.0%
	Nice Holdings, Inc.	447,000	630,144	0.0%
	Nifco, Inc.	287,200	11,071,328	0.4%
	Nihon Eslead Corp.	33,900	321,179	0.0%
#	Nihon House Holdings Co., Ltd.	229,200	922,368	0.0%
#	Nihon Plast Co., Ltd.	39,000	259,932	0.0%
	Nihon Tokushu Toryo Co., Ltd.	60,000	520,802	0.0%
	Nippon Felt Co., Ltd.	58,200	241,603	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	804,647	0.0%
	Nippon Seiki Co., Ltd.	218,400	4,576,783	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	229,919	0.0%
	Nishimatsuya Chain Co., Ltd.	244,500	2,158,830	0.1%
	Nissan Shatai Co., Ltd.	37,900	437,052	0.0%
	Nissan Tokyo Sales Holdings Co., Ltd.	216,800	568,435	0.0%
#	Nissei Build Kogyo Co., Ltd.	329,000	1,006,252	0.1%
#*	Nissen Holdings Co., Ltd.	59,900	90,978	0.0%
#	Nissin Kogyo Co., Ltd.	223,700	3,440,726	0.1%
#	Nittan Valve Co., Ltd.	82,800	278,368	0.0%
#	Nojima Corp.	120,500	1,424,201	0.1%
	Ohashi Technica, Inc.	35,700	401,675	0.0%
#	Ohsho Food Service Corp.	70,500	2,351,742	0.1%
	Onward Holdings Co., Ltd.	736,000	4,622,535	0.2%
	Ootoya Holdings Co., Ltd.	1,400	22,477	0.0%
#	OPT Holding, Inc.	79,200	418,126	0.0%
#	Otsuka Kagu, Ltd.	38,600	534,469	0.0%
	Pacific Industrial Co., Ltd.	239,600	2,681,655	0.1%
	Pal Co., Ltd.	69,600	1,555,919	0.1%
	PALTAC Corp.	195,534	3,846,276	0.2%
	PanaHome Corp.	496,200	3,531,021	0.1%
4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Parco Co., Ltd.	114,700	$994,406	0.1%
	Paris Miki Holdings, Inc.	151,200	576,111	0.0%
#	PC Depot Corp.	12,300	89,897	0.0%
	PIA Corp.	11,600	209,662	0.0%
	Piolax, Inc.	56,700	2,999,959	0.1%
#*	Pioneer Corp.	1,926,100	5,187,506	0.2%
#	Plenus Co., Ltd.	133,800	2,069,061	0.1%
	Press Kogyo Co., Ltd.	598,000	2,570,117	0.1%
#	Pressance Corp.	39,600	1,584,055	0.1%
#	Proto Corp.	63,000	817,403	0.0%
	Renaissance, Inc.	58,600	613,711	0.0%
#*	Renown, Inc.	336,200	387,846	0.0%
#	Resort Solution Co., Ltd.	175,000	403,122	0.0%
#	Rhythm Watch Co., Ltd.	578,000	812,657	0.0%
#	Riberesute Corp.	17,900	112,682	0.0%
	Right On Co., Ltd.	87,425	832,229	0.0%
	Riken Corp.	522,000	1,964,349	0.1%
	Ringer Hut Co., Ltd.	84,600	1,725,472	0.1%
#*	Riso Kyoiku Co., Ltd.	77,400	175,841	0.0%
	Round One Corp.	433,400	1,957,678	0.1%
#	Royal Holdings Co., Ltd.	179,200	3,147,373	0.1%
#	Sac's Bar Holdings, Inc.	101,450	1,609,802	0.1%
	Saizeriya Co., Ltd.	189,400	4,293,014	0.2%
#	Sakai Ovex Co., Ltd.	367,000	614,029	0.0%
	San Holdings, Inc.	15,400	196,554	0.0%
	Sanden Holdings Corp.	686,000	2,361,523	0.1%
	Sanei Architecture Planning Co., Ltd.	52,200	573,530	0.0%
	Sangetsu Co., Ltd.	346,050	5,520,496	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	216,793	0.0%
	Sankyo Seiko Co., Ltd.	183,400	698,155	0.0%
	Sanoh Industrial Co., Ltd.	136,500	864,702	0.0%
	Sanyo Electric Railway Co., Ltd.	198,000	769,749	0.0%
	Sanyo Housing Nagoya Co., Ltd.	37,500	374,352	0.0%
#	Sanyo Shokai, Ltd.	669,000	1,951,182	0.1%
#	Sato Restaurant Systems Co., Ltd.	85,100	612,352	0.0%
#	Scroll Corp.	166,300	603,930	0.0%
#	Seiko Holdings Corp.	1,031,407	6,719,538	0.3%
	Seiren Co., Ltd.	292,400	3,440,356	0.1%
#	Senshukai Co., Ltd.	182,900	1,220,293	0.1%
#	Septeni Holdings Co., Ltd.	75,800	1,403,744	0.1%
	Seria Co., Ltd.	118,300	5,030,418	0.2%
#*	Sharp Corp.	598,000	655,455	0.0%
#	Shidax Corp.	93,300	388,472	0.0%
	Shikibo, Ltd.	779,000	791,375	0.0%
	Shimachu Co., Ltd.	297,200	6,491,650	0.3%
	Shimojima Co., Ltd.	25,900	225,001	0.0%
	Shiroki Corp.	285,000	827,623	0.0%
#	Shobunsha Publications, Inc.	265,800	1,608,225	0.1%
#	Shochiku Co., Ltd.	109,000	962,832	0.1%
	Shoei Co., Ltd.	9,600	165,800	0.0%
	Showa Corp.	317,500	2,942,901	0.1%
	SKY Perfect JSAT Holdings, Inc.	23,100	121,588	0.0%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	SNT Corp.	86,200	$413,974	0.0%
#	Soft99 Corp.	68,600	453,033	0.0%
	Sotoh Co., Ltd.	41,400	345,893	0.0%
	SPK Corp.	19,800	367,918	0.0%
	St Marc Holdings Co., Ltd.	97,600	2,901,333	0.1%
#	Starts Corp., Inc.	162,200	2,543,278	0.1%
	Step Co., Ltd.	40,700	337,974	0.0%
	Studio Alice Co., Ltd.	61,300	1,150,071	0.1%
	Suminoe Textile Co., Ltd.	332,000	949,681	0.0%
	Sumitomo Forestry Co., Ltd.	281,266	3,364,111	0.1%
#	Sumitomo Riko Co., Ltd.	231,500	1,871,345	0.1%
	Suncall Corp.	27,000	141,354	0.0%
	T RAD Co., Ltd.	412,000	683,540	0.0%
	T-Gaia Corp.	178,300	2,718,436	0.1%
#	Tachi-S Co., Ltd.	162,840	2,273,334	0.1%
	Tachikawa Corp.	50,800	338,533	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,133,308	0.1%
#	Takamatsu Construction Group Co., Ltd.	80,000	1,659,689	0.1%
#*	Takata Corp.	168,000	1,904,115	0.1%
	Take And Give Needs Co., Ltd.	54,070	307,528	0.0%
	Takihyo Co., Ltd.	76,000	288,420	0.0%
#	Tama Home Co., Ltd.	95,900	357,024	0.0%
#	Tamron Co., Ltd.	108,300	2,162,951	0.1%
#	TASAKI & Co., Ltd.	20,400	345,190	0.0%
	TBK Co., Ltd.	115,600	458,300	0.0%
*	Ten Allied Co., Ltd.	15,500	49,872	0.0%
	Tigers Polymer Corp.	50,600	304,956	0.0%
#	Toa Corp.	138,500	1,399,621	0.1%
#	Toabo Corp.	54,799	297,910	0.0%
#	Toei Animation Co., Ltd.	20,700	890,967	0.0%
	Toei Co., Ltd.	409,000	3,654,362	0.2%
	Tohokushinsha Film Corp.	22,500	159,017	0.0%
	Tokai Rika Co., Ltd.	140,800	3,044,476	0.1%
	Token Corp.	46,650	3,701,516	0.2%
	Tokyo Dome Corp.	1,194,200	5,544,330	0.2%
	Tokyo Individualized Educational Institute, Inc.	82,100	398,558	0.0%
	Tokyotokeiba Co., Ltd.	613,000	1,439,746	0.1%
#	Tokyu Recreation Co., Ltd.	79,000	515,356	0.0%
#	Tomy Co., Ltd.	374,293	1,885,759	0.1%
	Topre Corp.	264,300	5,741,608	0.2%
	Toridoll.corp	146,300	1,850,725	0.1%
	Tosho Co., Ltd.	43,800	1,155,999	0.1%
	Tow Co., Ltd.	26,700	178,591	0.0%
	TPR Co., Ltd.	131,000	3,202,264	0.1%
	TS Tech Co., Ltd.	164,500	4,511,505	0.2%
	TSI Holdings Co., Ltd.	430,795	3,020,994	0.1%
#	Tsukada Global Holdings, Inc.	109,400	700,975	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	202,357	0.0%
#	Tsutsumi Jewelry Co., Ltd.	47,200	938,113	0.0%
	Tv Tokyo Holdings Corp.	33,700	597,800	0.0%
	Tyo, Inc.	329,800	558,798	0.0%
#	U-Shin, Ltd.	126,900	789,397	0.0%

6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Umenohana Co., Ltd.	1,000	$21,067	0.0%
	Unipres Corp.	230,700	5,243,006	0.2%
	United Arrows, Ltd.	138,400	5,962,397	0.2%
*	Unitika, Ltd.	3,247,000	1,632,363	0.1%
#	Universal Entertainment Corp.	90,900	1,649,289	0.1%
#*	Usen Corp.	750,180	1,997,332	0.1%
#	Village Vanguard Co., Ltd.	32,100	472,664	0.0%
#	VT Holdings Co., Ltd.	493,000	3,048,726	0.1%
	Wacoal Holdings Corp.	675,000	8,470,224	0.3%
#*	WATAMI Co., Ltd.	134,200	941,981	0.0%
#	West Holdings Corp.	96,800	567,822	0.0%
	Workman Co., Ltd.	900	55,465	0.0%
	Wowow, Inc.	51,000	1,395,398	0.1%
	Xebio Holdings Co., Ltd.	156,500	2,800,091	0.1%
	Yachiyo Industry Co., Ltd.	21,400	192,891	0.0%
	Yamato International, Inc.	8,200	28,025	0.0%
	Yellow Hat, Ltd.	92,700	2,039,387	0.1%
#	Yomiuri Land Co., Ltd.	247,000	851,326	0.0%
#	Yondoshi Holdings, Inc.	111,420	2,358,805	0.1%
#	Yonex Co., Ltd.	9,000	228,143	0.0%
	Yorozu Corp.	110,100	2,352,993	0.1%
#	Yoshinoya Holdings Co., Ltd.	323,100	3,980,854	0.2%
	Yutaka Giken Co., Ltd.	3,100	64,154	0.0%
#	Zenrin Co., Ltd.	156,300	2,276,482	0.1%
#	Zensho Holdings Co., Ltd.	674,700	6,357,177	0.3%
#	Zojirushi Corp.	188,000	2,677,245	0.1%
Total Consumer Discretionary			531,552,916	20.2%

Consumer Staples — (8.4%)
	Aderans Co., Ltd.	130,800	914,616	0.0%
#	Aeon Hokkaido Corp.	324,100	1,460,908	0.1%
	Ain Pharmaciez, Inc.	138,400	6,551,687	0.3%
	Arcs Co., Ltd.	195,000	3,931,010	0.2%
	Ariake Japan Co., Ltd.	86,100	3,905,338	0.2%
	Artnature, Inc.	96,200	925,000	0.0%
	Axial Retailing, Inc.	87,000	3,236,610	0.1%
	Belc Co., Ltd.	59,100	2,205,235	0.1%
#	C'BON Cosmetics Co., Ltd.	2,400	52,176	0.0%
	Cawachi, Ltd.	88,000	1,522,953	0.1%
	Chubu Shiryo Co., Ltd.	114,700	984,651	0.0%
	Chuo Gyorui Co., Ltd.	93,000	207,045	0.0%
	Coca-Cola West Co., Ltd.	268,200	5,423,645	0.2%
	Cocokara fine, Inc.	105,760	4,181,021	0.2%
	CREATE SD HOLDINGS Co., Ltd.	54,800	3,226,647	0.1%
	Daikokutenbussan Co., Ltd.	35,800	1,229,806	0.0%
#	Dr Ci:Labo Co., Ltd.	165,600	2,984,361	0.1%
	Dydo Drinco, Inc.	42,700	1,823,637	0.1%
	Earth Chemical Co., Ltd.	77,200	3,048,961	0.1%
	Eco's Co., Ltd.	3,500	45,367	0.0%
#	Fancl Corp.	181,700	2,546,247	0.1%
	Feed One Co., Ltd.	812,440	955,720	0.0%
*	First Baking Co., Ltd.	183,000	182,957	0.0%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Fuji Oil Holdings, Inc.	358,400	$5,053,791	0.2%
	Fujicco Co., Ltd.	120,600	2,410,181	0.1%
*	Fujiya Co., Ltd.	26,000	42,381	0.0%
#	Genky Stores, Inc.	23,600	810,443	0.0%
	Hagoromo Foods Corp.	39,000	378,174	0.0%
*	Hayashikane Sangyo Co., Ltd.	166,000	168,165	0.0%
	Heiwado Co., Ltd.	182,000	4,083,017	0.2%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	444,679	0.0%
	Hokuto Corp.	131,300	2,566,508	0.1%
#	House Foods Group, Inc.	87,800	1,516,976	0.1%
	Inageya Co., Ltd.	175,100	1,762,597	0.1%
#	Ito En, Ltd.	54,800	1,144,688	0.0%
	Itochu-Shokuhin Co., Ltd.	26,600	923,771	0.0%
#	Itoham Foods, Inc.	858,800	4,387,318	0.2%
	J-Oil Mills, Inc.	580,000	1,676,842	0.1%
#	Kakiyasu Honten Co., Ltd.	27,100	430,521	0.0%
	Kameda Seika Co., Ltd.	72,000	2,794,763	0.1%
	Kaneko Seeds Co., Ltd.	2,200	22,179	0.0%
	Kansai Super Market, Ltd.	18,300	123,026	0.0%
	Kato Sangyo Co., Ltd.	117,200	2,852,408	0.1%
	Kenko Mayonnaise Co., Ltd.	50,300	669,092	0.0%
	KEY Coffee, Inc.	109,700	1,759,148	0.1%
	Kirindo Holdings Co., Ltd.	29,300	340,202	0.0%
#	Kobe Bussan Co., Ltd.	70,600	2,719,317	0.1%
#	Kotobuki Spirits Co., Ltd.	30,400	1,060,546	0.0%
	Kusuri No Aoki Co., Ltd.	97,600	4,648,515	0.2%
#	Kyokuyo Co., Ltd.	576,000	1,247,646	0.1%
#	Life Corp.	178,200	4,460,974	0.2%
	Lion Corp.	133,000	1,282,160	0.1%
#	Mandom Corp.	104,400	4,142,854	0.2%
#	Marudai Food Co., Ltd.	632,000	2,343,159	0.1%
	Maruha Nichiro Corp.	225,007	3,376,902	0.1%
#	Maxvalu Nishinihon Co., Ltd.	5,600	77,590	0.0%
#	Maxvalu Tokai Co., Ltd.	54,200	829,129	0.0%
	Medical System Network Co., Ltd.	78,200	426,468	0.0%
	Megmilk Snow Brand Co., Ltd.	258,500	5,371,654	0.2%
	Meito Sangyo Co., Ltd.	52,200	569,152	0.0%
	Milbon Co., Ltd.	70,076	2,615,616	0.1%
#	Ministop Co., Ltd.	88,100	1,627,701	0.1%
	Mitsubishi Shokuhin Co., Ltd.	85,300	2,169,712	0.1%
	Mitsui Sugar Co., Ltd.	533,850	2,147,064	0.1%
	Miyoshi Oil & Fat Co., Ltd.	379,000	424,965	0.0%
	Morinaga & Co., Ltd.	1,134,000	5,774,688	0.2%
	Morinaga Milk Industry Co., Ltd.	1,134,000	5,146,365	0.2%
	Morozoff, Ltd.	154,000	527,146	0.0%
	Nagatanien Holdings Co., Ltd.	131,000	1,152,457	0.0%
	Nakamuraya Co., Ltd.	184,000	703,295	0.0%
	Natori Co., Ltd.	28,800	374,639	0.0%
	Nichimo Co., Ltd.	170,000	361,101	0.0%
	Nichirei Corp.	1,501,000	9,763,287	0.4%
#	Nihon Chouzai Co., Ltd.	30,960	1,350,258	0.1%
	Niitaka Co., Ltd.	2,060	27,020	0.0%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	$950,250	0.0%
	Nippon Flour Mills Co., Ltd.	709,000	4,406,399	0.2%
	Nippon Suisan Kaisha, Ltd.	1,480,200	4,959,031	0.2%
	Nisshin Oillio Group, Ltd. (The)	679,000	2,520,958	0.1%
	Nissin Sugar Co., Ltd.	19,000	449,919	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	185,963	0.0%
	Noevir Holdings Co., Ltd.	61,300	1,539,972	0.1%
	Oenon Holdings, Inc.	307,000	563,874	0.0%
#	OIE Sangyo Co., Ltd.	20,900	152,503	0.0%
	Okuwa Co., Ltd.	117,000	978,710	0.0%
	Olympic Group Corp.	63,100	309,829	0.0%
	OUG Holdings, Inc.	29,000	59,437	0.0%
	Prima Meat Packers, Ltd.	859,000	2,399,608	0.1%
	Qol Co., Ltd.	52,600	622,066	0.0%
#	Riken Vitamin Co., Ltd.	75,400	2,453,032	0.1%
	Rock Field Co., Ltd.	58,800	1,434,711	0.1%
	Rokko Butter Co., Ltd.	45,600	634,048	0.0%
#	S Foods, Inc.	75,562	1,313,473	0.1%
	S&B Foods, Inc.	499	20,062	0.0%
#	Sakata Seed Corp.	182,600	3,865,535	0.1%
	San-A Co., Ltd.	98,700	4,191,363	0.2%
	Sapporo Holdings, Ltd.	1,981,000	8,164,430	0.3%
#	Shoei Foods Corp.	45,700	494,928	0.0%
	Showa Sangyo Co., Ltd.	514,000	1,932,572	0.1%
	Sogo Medical Co., Ltd.	55,800	2,068,019	0.1%
	ST Corp.	80,200	687,168	0.0%
	Starzen Co., Ltd.	36,600	948,158	0.0%
	Takara Holdings, Inc.	980,300	7,041,270	0.3%
#	Tobu Store Co., Ltd.	190,000	477,536	0.0%
#	Toho Co., Ltd/Kobe	42,400	783,000	0.0%
#	Tohto Suisan Co., Ltd.	173,000	276,991	0.0%
	Torigoe Co., Ltd. (The)	80,300	524,850	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	149,104	0.0%
	United Super Markets Holdings, Inc.	248,100	2,162,175	0.1%
#	UNY Group Holdings Co., Ltd.	1,468,300	8,117,716	0.3%
	Valor Holdings Co., Ltd.	212,100	4,946,237	0.2%
	Warabeya Nichiyo Co., Ltd.	83,460	1,629,262	0.1%
#	Welcia Holdings Co., Ltd.	70,300	3,464,752	0.1%
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	376,125	0.0%
	Yamatane Corp.	520,000	792,321	0.0%
#	Yamaya Corp.	25,600	530,572	0.0%
	Yaoko Co., Ltd.	102,800	4,140,530	0.2%
#	Yokohama Reito Co., Ltd.	263,000	2,097,511	0.1%
	Yomeishu Seizo Co., Ltd.	48,500	786,203	0.0%
#	Yonekyu Corp.	28,100	515,237	0.0%
	Yuasa Funashoku Co., Ltd.	121,000	335,065	0.0%
	Yutaka Foods Corp.	6,000	94,403	0.0%
Total Consumer Staples			242,174,726	9.2%

Energy — (0.9%)
#	BP Castrol K.K.	64,600	678,069	0.0%
*	Cosmo Energy Holdings Co., Ltd.	345,500	4,696,380	0.2%

9

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Fuji Kosan Co., Ltd.	33,100	$134,916	0.0%
#	Fuji Oil Co., Ltd.	284,800	888,180	0.0%
	Itochu Enex Co., Ltd.	302,200	2,420,460	0.1%
#	Japan Drilling Co., Ltd.	34,800	757,500	0.0%
	Japan Oil Transportation Co., Ltd.	84,000	167,338	0.0%
	Mitsuuroko Group Holdings Co., Ltd.	184,800	892,396	0.0%
#	Modec, Inc.	89,200	1,228,490	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,357,900	1,132,721	0.1%
#	Nippon Gas Co., Ltd.	192,600	4,870,989	0.2%
	Nippon Seiro Co., Ltd.	53,000	108,767	0.0%
#	Sala Corp.	124,900	634,416	0.0%
	San-Ai Oil Co., Ltd.	310,000	2,367,803	0.1%
#	Shinko Plantech Co., Ltd.	237,200	1,906,392	0.1%
	Sinanen Holdings Co., Ltd.	260,000	967,908	0.0%
#	Toa Oil Co., Ltd.	415,000	520,796	0.0%
	Toyo Kanetsu K.K.	624,000	1,008,682	0.0%
Total Energy			25,382,203	0.9%

Financials — (11.0%)
	Aichi Bank, Ltd. (The)	52,700	2,932,321	0.1%
	Airport Facilities Co., Ltd.	132,770	602,778	0.0%
#	Aizawa Securities Co., Ltd.	154,900	929,923	0.0%
	Akita Bank, Ltd. (The)	1,112,400	3,648,674	0.1%
	Anabuki Kosan, Inc.	22,000	44,723	0.0%
	Aomori Bank, Ltd. (The)	1,186,000	3,863,870	0.2%
#	Ardepro Co., Ltd.	165,700	142,095	0.0%
	Asax Co., Ltd.	1,700	22,490	0.0%
	Ashikaga Holdings Co., Ltd.	87,100	390,891	0.0%
	Awa Bank, Ltd. (The)	1,173,000	6,505,151	0.3%
	Bank of Iwate, Ltd. (The)	102,100	4,533,704	0.2%
	Bank of Kochi, Ltd. (The)	279,000	349,982	0.0%
#	Bank of Nagoya, Ltd. (The)	1,007,297	3,732,485	0.1%
	Bank of Okinawa, Ltd. (The)	110,800	4,348,181	0.2%
	Bank of Saga, Ltd. (The)	802,000	1,819,332	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,246,538	0.1%
	Chiba Kogyo Bank, Ltd. (The)	236,900	1,385,751	0.1%
	Chukyo Bank, Ltd. (The)	682,000	1,418,736	0.1%
	Daibiru Corp.	303,600	2,582,036	0.1%
	Daiichi Commodities Co., Ltd.	13,700	46,695	0.0%
	Daikyo, Inc.	1,904,000	3,291,296	0.1%
	Daisan Bank, Ltd. (The)	855,000	1,270,525	0.1%
	Daishi Bank, Ltd. (The)	2,003,000	9,051,406	0.3%
	Daito Bank, Ltd. (The)	873,000	1,391,540	0.1%
	Dream Incubator, Inc.	8,000	128,226	0.0%
	DSB Co, Ltd.	55,800	530,310	0.0%
	eGuarantee, Inc.	9,200	189,456	0.0%
#	Ehime Bank, Ltd. (The)	938,000	1,935,809	0.1%
	Eighteenth Bank, Ltd. (The)	1,068,000	3,240,886	0.1%
	FIDEA Holdings Co., Ltd.	874,800	1,894,140	0.1%
#	Financial Products Group Co., Ltd.	403,200	3,168,576	0.1%
	Fukui Bank, Ltd. (The)	1,301,000	2,727,120	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,126,890	0.0%

10

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Fuyo General Lease Co., Ltd.	81,700	$3,662,822	0.1%
#	GCA Savvian Corp.	89,900	1,055,547	0.0%
	Goldcrest Co., Ltd.	101,790	1,904,540	0.1%
	Grandy House Corp.	14,200	49,305	0.0%
	Heiwa Real Estate Co., Ltd.	248,700	2,996,326	0.1%
	Higashi-Nippon Bank, Ltd. (The)	869,000	2,935,659	0.1%
	Hokkoku Bank, Ltd. (The)	1,742,000	6,471,933	0.2%
	Hokuetsu Bank, Ltd. (The)	1,300,000	2,711,674	0.1%
	Hyakugo Bank, Ltd. (The)	1,491,609	7,630,038	0.3%
	Hyakujushi Bank, Ltd. (The)	1,509,000	5,673,937	0.2%
	IBJ Leasing Co., Ltd.	64,200	1,355,605	0.1%
#	Ichiyoshi Securities Co., Ltd.	227,800	2,095,987	0.1%
	IwaiCosmo Holdings, Inc.	118,200	1,314,716	0.1%
#	Japan Property Management Center Co., Ltd.	12,100	122,390	0.0%
	Jimoto Holdings, Inc.	508,400	872,645	0.0%
	Juroku Bank, Ltd. (The)	2,002,000	8,930,735	0.3%
	kabu.com Securities Co., Ltd.	1,026,600	3,378,042	0.1%
#	Kabuki-Za Co., Ltd.	36,000	1,494,082	0.1%
#	Kansai Urban Banking Corp.	149,200	1,711,278	0.1%
	Keihanshin Building Co., Ltd.	195,400	1,081,073	0.0%
	Keiyo Bank, Ltd. (The)	1,418,000	7,124,460	0.3%
#	Kenedix, Inc.	1,201,100	4,336,670	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,360,549	0.1%
	Kiyo Bank, Ltd. (The)	371,490	5,649,647	0.2%
	Kyokuto Securities Co., Ltd.	125,600	1,618,861	0.1%
#*	Kyushu Financial Group, Inc.	2,191,820	16,855,962	0.6%
#	Land Business Co., Ltd.	59,500	178,613	0.0%
*	Leopalace21 Corp.	1,960,700	10,446,456	0.4%
*	LIFENET INSURANCE CO.	35,700	114,662	0.0%
	Marusan Securities Co., Ltd.	177,000	1,716,902	0.1%
#	Michinoku Bank, Ltd. (The)	840,000	1,451,817	0.1%
	Mie Bank, Ltd. (The)	523,000	1,126,940	0.0%
	Minato Bank, Ltd. (The)	1,084,000	1,832,461	0.1%
	Mito Securities Co., Ltd.	338,500	1,105,606	0.0%
	Miyazaki Bank, Ltd. (The)	931,000	3,253,695	0.1%
	Monex Group, Inc.	1,054,800	2,965,062	0.1%
	Money Partners Group Co., Ltd.	33,400	118,337	0.0%
	Musashino Bank, Ltd. (The)	198,700	7,559,611	0.3%
#	Nagano Bank, Ltd. (The)	512,000	854,723	0.0%
	Nanto Bank, Ltd. (The)	1,170,000	3,711,507	0.1%
	New Real Property K.K.	43,900	—	0.0%
	Nishi-Nippon City Bank, Ltd. (The)	106,000	309,748	0.0%
	Nisshin Fudosan Co.	186,100	642,922	0.0%
	North Pacific Bank, Ltd.	2,025,300	7,763,381	0.3%
#	OAK Capital Corp.	55,400	111,630	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,617,921	0.3%
#	Oita Bank, Ltd. (The)	1,014,900	4,276,839	0.2%
	Okasan Securities Group, Inc.	127,000	746,459	0.0%
	Open House Co., Ltd.	121,700	2,220,091	0.1%
#	Pocket Card Co., Ltd.	11,200	54,260	0.0%
	Raysum Co., Ltd.	37,800	377,180	0.0%
	Relo Holdings, Inc.	62,900	6,763,305	0.3%

11

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Ricoh Leasing Co., Ltd.	101,700	$3,080,885	0.1%
#	SAMTY Co., Ltd.	76,900	782,102	0.0%
	San-In Godo Bank, Ltd. (The)	957,000	8,843,998	0.3%
	Sankyo Frontier Co., Ltd.	10,000	76,577	0.0%
#	Sawada Holdings Co., Ltd.	142,000	1,422,290	0.1%
	Senshu Ikeda Holdings, Inc.	1,365,700	5,881,837	0.2%
#	Shiga Bank, Ltd. (The)	1,328,000	7,097,991	0.3%
	Shikoku Bank, Ltd. (The)	1,210,000	2,629,613	0.1%
	Shimane Bank, Ltd. (The)	16,600	196,543	0.0%
	Shimizu Bank, Ltd. (The)	48,000	1,187,194	0.0%
	Shinoken Group Co., Ltd.	18,200	268,243	0.0%
#	Sparx Group Co., Ltd.	564,000	1,514,690	0.1%
	Star Mica Co., Ltd.	4,200	47,750	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,452,588	0.1%
	Sun Frontier Fudousan Co., Ltd.	138,500	1,117,912	0.0%
	Taiko Bank, Ltd. (The)	207,000	403,070	0.0%
#	Takagi Securities Co., Ltd.	224,000	393,658	0.0%
	Takara Leben Co., Ltd.	541,300	2,814,158	0.1%
	TOC Co., Ltd.	366,450	2,686,652	0.1%
	Tochigi Bank, Ltd. (The)	724,000	4,135,654	0.2%
	Toho Bank, Ltd. (The)	1,313,200	4,836,481	0.2%
	Tohoku Bank, Ltd. (The)	588,000	748,506	0.0%
	Tokai Tokyo Financial Holdings, Inc.	397,800	2,420,220	0.1%
	Tokyo Rakutenchi Co., Ltd.	212,000	871,921	0.0%
#	Tokyo Theatres Co., Inc.	468,000	518,241	0.0%
	Tokyo TY Financial Group, Inc.	150,338	4,708,985	0.2%
	Tomato Bank, Ltd.	484,000	679,981	0.0%
	TOMONY Holdings, Inc.	913,950	3,544,213	0.1%
	Tosei Corp.	201,700	1,248,826	0.1%
	Tottori Bank, Ltd. (The)	353,000	621,317	0.0%
	Towa Bank, Ltd. (The)	2,036,000	1,781,465	0.1%
	Toyo Securities Co., Ltd.	419,000	1,352,279	0.1%
	Tsukuba Bank, Ltd.	495,100	1,741,481	0.1%
#	Unizo Holdings Co., Ltd.	69,100	2,933,392	0.1%
#	Yamagata Bank, Ltd. (The)	854,500	3,321,164	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,574,880	0.2%
Total Financials			317,143,904	12.0%

Health Care — (4.4%)
	As One Corp.	86,768	3,079,976	0.1%
	Asahi Intecc Co., Ltd.	246,000	9,502,389	0.4%
	ASKA Pharmaceutical Co., Ltd.	131,300	1,573,816	0.1%
	Biofermin Pharmaceutical Co., Ltd.	10,500	305,510	0.0%
	BML, Inc.	68,300	2,011,367	0.1%
#	CMIC Holdings Co., Ltd.	70,000	872,592	0.0%
	Create Medic Co., Ltd.	28,000	219,317	0.0%
#	Daiken Medical Co., Ltd.	88,900	756,917	0.0%
	Daito Pharmaceutical Co., Ltd.	65,780	1,575,490	0.1%
	Eiken Chemical Co., Ltd.	73,500	1,287,610	0.0%
	EPS Holdings, Inc.	164,600	1,612,547	0.1%
	FALCO HOLDINGS Co., Ltd.	44,000	541,806	0.0%
#	FINDEX, Inc.	88,500	588,272	0.0%

12

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Fuji Pharma Co., Ltd.	41,500	$724,171	0.0%
	Fuso Pharmaceutical Industries, Ltd.	415,000	962,738	0.0%
#	Hogy Medical Co., Ltd.	71,000	3,408,245	0.1%
	Iwaki & Co., Ltd.	154,000	282,471	0.0%
#	Japan Medical Dynamic Marketing, Inc.	108,100	571,276	0.0%
	Jeol, Ltd.	483,000	2,916,073	0.1%
#	JMS Co., Ltd.	157,000	375,064	0.0%
	Kawasumi Laboratories, Inc.	69,100	492,363	0.0%
	Kissei Pharmaceutical Co., Ltd.	59,100	1,520,332	0.1%
	KYORIN Holdings, Inc.	306,900	5,159,252	0.2%
	Mani, Inc.	100,200	1,826,155	0.1%
#	Message Co., Ltd.	84,600	2,085,197	0.1%
	Mochida Pharmaceutical Co., Ltd.	76,699	4,528,755	0.2%
#	Nagaileben Co., Ltd.	51,200	872,696	0.0%
	Nakanishi, Inc.	115,300	3,931,318	0.2%
	ND Software Co., Ltd.	5,200	60,024	0.0%
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	7,334,079	0.3%
#	Nichii Gakkan Co.	284,300	1,962,724	0.1%
#	Nihon Kohden Corp.	138,800	2,702,125	0.1%
#	Nikkiso Co., Ltd.	361,500	2,917,782	0.1%
	Nippon Chemiphar Co., Ltd.	175,000	855,559	0.0%
	Nipro Corp.	702,100	7,870,821	0.3%
	Nissui Pharmaceutical Co., Ltd.	67,400	739,444	0.0%
	Paramount Bed Holdings Co., Ltd.	114,200	3,662,981	0.1%
	Rion Co., Ltd.	42,300	646,067	0.0%
	Rohto Pharmaceutical Co., Ltd.	499,200	8,236,034	0.3%
	Seed Co., Ltd.	8,200	85,789	0.0%
	Ship Healthcare Holdings, Inc.	279,700	6,775,233	0.3%
#	Shofu, Inc.	35,700	462,740	0.0%
	Software Service, Inc.	17,400	655,857	0.0%
#	Taiko Pharmaceutical Co., Ltd.	64,600	1,014,645	0.0%
	Techno Medica Co., Ltd.	25,700	586,809	0.0%
#	Toho Holdings Co., Ltd.	321,000	7,116,998	0.3%
	Tokai Corp.	54,500	1,746,213	0.1%
	Torii Pharmaceutical Co., Ltd.	65,500	1,580,602	0.1%
	Towa Pharmaceutical Co., Ltd.	59,100	4,019,058	0.2%
	Tsukui Corp.	180,900	1,942,779	0.1%
#	Tsumura & Co.	348,700	8,402,296	0.3%
	Uchiyama Holdings Co., Ltd.	24,200	93,591	0.0%
	Vital KSK Holdings, Inc.	193,400	1,406,296	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	252,677	0.0%
	WIN-Partners Co., Ltd.	4,900	69,022	0.0%
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,499,949	0.1%
Total Health Care			128,281,909	4.9%

Industrials — (25.9%)
#*	A&A Material Corp.	127,000	99,279	0.0%
	Advan Co., Ltd.	170,000	1,572,942	0.1%
	Advanex, Inc.	23,699	344,118	0.0%
	Aeon Delight Co., Ltd.	107,400	3,094,006	0.1%
	Aica Kogyo Co., Ltd.	314,300	6,225,605	0.2%
	Aichi Corp.	171,500	1,087,893	0.0%

13

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Aida Engineering, Ltd.	317,900	$3,029,573	0.1%
	AIT Corp.	10,000	93,749	0.0%
	Alinco, Inc.	62,600	592,845	0.0%
	Alps Logistics Co., Ltd.	49,300	583,015	0.0%
	Altech Corp.	44,750	813,165	0.0%
#	Anest Iwata Corp.	168,200	1,188,100	0.1%
#*	Arrk Corp.	422,400	425,089	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	3,463,070	0.1%
	Asahi Kogyosha Co., Ltd.	122,000	463,456	0.0%
#	Asanuma Corp.	487,000	1,219,968	0.1%
#*	Asia Growth Capital, Ltd.	389,900	496,286	0.0%
	Asunaro Aoki Construction Co., Ltd.	145,500	1,075,788	0.0%
	Bando Chemical Industries, Ltd.	462,000	1,939,803	0.1%
#	Benefit One, Inc.	96,900	1,696,265	0.1%
	Bunka Shutter Co., Ltd.	309,000	2,398,823	0.1%
	Canare Electric Co., Ltd.	2,300	37,893	0.0%
#	Career Design Center Co., Ltd.	28,800	285,406	0.0%
	Central Glass Co., Ltd.	1,214,000	5,992,311	0.2%
	Central Security Patrols Co., Ltd.	40,700	535,118	0.0%
*	Chilled & Frozen Logistics Holdings Co, Ltd.	22,000	160,255	0.0%
	Chiyoda Integre Co., Ltd.	73,700	1,779,444	0.1%
	Chudenko Corp.	110,500	2,387,602	0.1%
	Chugai Ro Co., Ltd.	373,000	705,372	0.0%
	CKD Corp.	341,900	3,108,800	0.1%
	COMSYS Holdings Corp.	154,600	2,019,313	0.1%
#	Cosel Co., Ltd.	114,400	1,118,025	0.1%
	CTI Engineering Co., Ltd.	72,300	715,155	0.0%
	Dai-Dan Co., Ltd.	155,000	1,099,712	0.0%
	Daido Kogyo Co., Ltd.	200,000	379,292	0.0%
	Daifuku Co., Ltd.	579,400	8,575,019	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	545,807	0.0%
	Daihen Corp.	620,000	3,083,022	0.1%
#	Daiho Corp.	405,000	1,783,879	0.1%
#	Daiichi Jitsugyo Co., Ltd.	251,000	1,070,906	0.0%
	Daiseki Co., Ltd.	209,463	3,360,718	0.1%
	Daiseki Eco. Solution Co., Ltd.	14,400	158,029	0.0%
#	Daisue Construction Co., Ltd.	33,700	233,471	0.0%
	Daiwa Industries, Ltd.	173,000	1,144,511	0.1%
#*	Danto Holdings Corp.	165,000	272,665	0.0%
	Denyo Co., Ltd.	85,300	1,383,334	0.1%
#	Dijet Industrial Co., Ltd.	75,000	112,048	0.0%
	DMW Corp.	4,800	72,922	0.0%
#	Duskin Co., Ltd.	222,400	3,816,963	0.2%
#	Ebara Corp.	307,000	1,330,089	0.1%
#	Ebara Jitsugyo Co., Ltd.	40,200	494,485	0.0%
	Eidai Co., Ltd.	115,000	406,537	0.0%
	en-japan, Inc.	62,400	1,664,101	0.1%
	Endo Lighting Corp.	60,200	612,743	0.0%
#*	Enshu, Ltd.	281,000	213,002	0.0%
	Freund Corp.	9,900	120,553	0.0%
#	Fudo Tetra Corp.	1,040,800	1,333,217	0.1%
	Fujikura, Ltd.	1,984,000	10,197,595	0.4%

14

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Fujisash Co., Ltd.	436,500	$416,335	0.0%
	Fujitec Co., Ltd.	436,800	4,713,312	0.2%
	Fukuda Corp.	441,000	4,406,616	0.2%
	Fukushima Industries Corp.	78,100	1,695,761	0.1%
#	Fukuyama Transporting Co., Ltd.	791,400	4,297,826	0.2%
	FULLCAST Holdings Co., Ltd.	73,900	480,118	0.0%
	Funai Soken Holdings, Inc.	117,300	1,799,559	0.1%
	Furukawa Co., Ltd.	1,665,000	3,937,122	0.2%
	Furukawa Electric Co., Ltd.	4,806,000	8,795,085	0.3%
	Furusato Industries, Ltd.	52,000	766,727	0.0%
#	Futaba Corp.	125,100	1,615,168	0.1%
	Gecoss Corp.	109,200	941,361	0.0%
	Glory, Ltd.	268,900	6,802,988	0.3%
	GS Yuasa Corp.	1,133,000	4,307,362	0.2%
	Hamakyorex Co., Ltd.	84,400	1,704,167	0.1%
	Hanwa Co., Ltd.	1,221,000	5,049,217	0.2%
#	Harmonic Drive Systems, Inc.	150,100	2,543,285	0.1%
	Hazama Ando Corp.	1,082,400	6,381,774	0.3%
	Hibiya Engineering, Ltd.	120,800	1,566,160	0.1%
	Hirakawa Hewtech Corp.	900	9,936	0.0%
#	Hisaka Works, Ltd.	100,200	768,781	0.0%
#	Hitachi Koki Co., Ltd.	311,600	2,270,054	0.1%
	Hitachi Transport System, Ltd.	278,000	4,894,007	0.2%
	Hitachi Zosen Corp.	991,379	5,418,452	0.2%
	Hito Communications, Inc.	1,300	28,397	0.0%
	Hokuetsu Industries Co., Ltd.	105,900	742,656	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	23,000	198,826	0.0%
	Hosokawa Micron Corp.	176,000	875,542	0.0%
	Howa Machinery, Ltd.	72,100	411,701	0.0%
#	Ichiken Co., Ltd.	143,000	518,690	0.0%
	ICHINEN HOLDINGS Co., Ltd.	114,200	984,457	0.0%
	Idec Corp.	158,800	1,329,212	0.1%
#	Iino Kaiun Kaisha, Ltd.	521,100	2,356,332	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	4,327,857	0.2%
#	Inaba Seisakusho Co., Ltd.	49,700	531,603	0.0%
#	Inabata & Co., Ltd.	308,400	3,572,225	0.1%
#	Inui Global Logistics Co., Ltd.	71,880	583,600	0.0%
#	Iseki & Co., Ltd.	1,110,000	1,828,504	0.1%
	Ishii Iron Works Co., Ltd.	110,000	181,409	0.0%
	Itoki Corp.	213,800	1,563,040	0.1%
	Iwasaki Electric Co., Ltd.	372,000	757,075	0.0%
#	Iwatani Corp.	1,087,000	6,017,978	0.2%
	JAC Recruitment Co., Ltd.	7,400	50,859	0.0%
#	Jalux, Inc.	33,200	671,529	0.0%
#	Jamco Corp.	77,700	3,259,280	0.1%
	Japan Foundation Engineering Co., Ltd.	119,500	517,879	0.0%
	Japan Pulp & Paper Co., Ltd.	465,000	1,283,721	0.1%
	Japan Steel Works, Ltd. (The)	1,992,000	7,413,614	0.3%
	Japan Transcity Corp.	242,000	872,764	0.0%
	JK Holdings Co., Ltd.	89,940	379,362	0.0%
#	Juki Corp.	183,600	2,268,222	0.1%
	Kamei Corp.	148,700	1,479,505	0.1%

15

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kanaden Corp.	113,000	$891,364	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,111,521	0.0%
#	Kanamoto Co., Ltd.	171,600	3,467,509	0.1%
	Kandenko Co., Ltd.	626,000	4,423,474	0.2%
	Kanematsu Corp.	2,395,625	3,955,740	0.2%
#	Katakura Industries Co., Ltd.	136,100	1,503,467	0.1%
#	Kato Works Co., Ltd.	309,000	1,325,683	0.1%
#	KAWADA TECHNOLOGIES, Inc.	58,900	2,086,766	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	284,995	0.0%
	Kawasaki Kisen Kaisha, Ltd.	1,451,000	3,257,659	0.1%
	Keihin Co., Ltd.	249,000	389,451	0.0%
*	KI Holdings Co., Ltd.	88,000	313,339	0.0%
	Kimura Chemical Plants Co., Ltd.	39,900	170,509	0.0%
	King Jim Co., Ltd.	13,000	90,211	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	153,000	481,968	0.0%
#	Kintetsu World Express, Inc.	155,600	2,923,710	0.1%
	Kitagawa Iron Works Co., Ltd.	496,000	1,284,587	0.1%
	Kitano Construction Corp.	259,000	684,312	0.0%
#	Kito Corp.	103,600	818,134	0.0%
#	Kitz Corp.	543,500	2,501,546	0.1%
*	Kobe Electric Railway Co., Ltd.	29,000	85,669	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	97,000	426,362	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	408,605	0.0%
#	Kokusai Co., Ltd.	40,400	498,157	0.0%
	Kokuyo Co., Ltd.	527,825	5,888,751	0.2%
#	KOMAIHALTEC, Inc.	227,000	419,764	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	666,236	0.0%
	Komori Corp.	348,700	4,125,506	0.2%
	Kondotec, Inc.	124,000	796,378	0.0%
	Konoike Transport Co., Ltd.	70,600	874,705	0.0%
#	Kosaido Co., Ltd.	257,200	825,415	0.0%
	KRS Corp.	36,200	773,941	0.0%
	Kumagai Gumi Co., Ltd.	1,756,000	5,261,162	0.2%
#	Kuroda Electric Co., Ltd.	219,100	4,438,173	0.2%
	Kyodo Printing Co., Ltd.	525,000	1,456,375	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	121,901	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	204,200	2,160,968	0.1%
	Kyoritsu Printing Co., Ltd.	105,300	270,558	0.0%
	Kyowa Exeo Corp.	481,800	5,028,109	0.2%
#	Kyudenko Corp.	219,000	4,514,182	0.2%
#	Link And Motivation, Inc.	251,400	275,785	0.0%
#	Lonseal Corp.	116,000	151,152	0.0%
#	Maeda Corp.	821,000	5,961,732	0.2%
#	Maeda Kosen Co., Ltd.	102,300	779,706	0.0%
	Maeda Road Construction Co., Ltd.	387,000	7,034,679	0.3%
	Maezawa Industries, Inc.	35,700	120,023	0.0%
	Maezawa Kasei Industries Co., Ltd.	45,600	396,959	0.0%
	Maezawa Kyuso Industries Co., Ltd.	48,200	615,332	0.0%
	Makino Milling Machine Co., Ltd.	655,000	5,073,282	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	141,664	0.0%
#	Marufuji Sheet Piling Co., Ltd.	58,000	137,185	0.0%
	Maruka Machinery Co., Ltd.	32,200	471,186	0.0%

16

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Maruyama Manufacturing Co., Inc.	230,000	$376,093	0.0%
	Maruzen Co., Ltd.-General Commercial Kitchen Appliances & Equipment	46,000	381,088	0.0%
	Maruzen Showa Unyu Co., Ltd.	300,000	1,088,092	0.0%
	Matsuda Sangyo Co., Ltd.	81,082	950,630	0.0%
	Matsui Construction Co., Ltd.	124,600	700,687	0.0%
#	Max Co., Ltd.	191,000	1,931,830	0.1%
	Meidensha Corp.	1,171,050	4,118,904	0.2%
#	Meiji Shipping Co., Ltd.	111,000	496,970	0.0%
#	Meisei Industrial Co., Ltd.	251,000	1,177,583	0.1%
	Meitec Corp.	181,300	6,584,393	0.3%
#	Meiwa Corp.	161,700	586,689	0.0%
	Mesco, Inc.	22,000	162,676	0.0%
	Mirait Holdings Corp.	380,085	3,293,537	0.1%
	Mitani Corp.	68,200	1,689,438	0.1%
	Mitsubishi Kakoki Kaisha, Ltd.	49,000	121,740	0.0%
#	Mitsubishi Logistics Corp.	26,000	373,149	0.0%
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	677,125	0.0%
	Mitsubishi Pencil Co., Ltd.	95,800	4,289,499	0.2%
	Mitsuboshi Belting, Ltd.	328,000	2,726,699	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,865,398	0.3%
	Mitsui Matsushima Co., Ltd.	847,000	830,134	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	2,019,779	0.1%
	Mitsumura Printing Co., Ltd.	93,000	192,361	0.0%
#	Miura Co., Ltd.	247,700	2,955,560	0.1%
#	Miyaji Engineering Group, Inc.	377,175	682,912	0.0%
#	Morita Holdings Corp.	232,300	2,478,848	0.1%
#	NAC Co., Ltd.	58,900	403,963	0.0%
#	Nachi-Fujikoshi Corp.	1,025,000	4,601,444	0.2%
	Nagase & Co., Ltd.	374,900	4,649,330	0.2%
	Nakabayashi Co., Ltd.	211,000	540,129	0.0%
	Nakano Corp.	14,800	90,868	0.0%
#	Namura Shipbuilding Co., Ltd.	217,228	1,899,708	0.1%
	Narasaki Sangyo Co., Ltd.	103,000	228,481	0.0%
	NDS Co., Ltd.	241,000	595,391	0.0%
#	NEC Capital Solutions, Ltd.	43,800	631,841	0.0%
	Nichias Corp.	581,000	3,661,849	0.1%
	Nichiban Co., Ltd.	119,000	567,706	0.0%
	Nichiden Corp.	22,600	547,736	0.0%
	Nichiha Corp.	143,680	1,937,657	0.1%
	Nichireki Co., Ltd.	148,000	1,174,122	0.1%
#	Nihon Flush Co., Ltd.	2,500	28,262	0.0%
	Nihon M&A Center, Inc.	198,100	8,171,293	0.3%
#	Nihon Trim Co., Ltd.	18,200	678,685	0.0%
	Nikkato Corp.	700	2,350	0.0%
	Nikko Co., Ltd.	155,000	508,576	0.0%
	Nikkon Holdings Co., Ltd.	356,800	6,892,752	0.3%
	Nippo Corp.	142,000	2,474,473	0.1%
	Nippon Air Conditioning Services Co., Ltd.	14,900	148,515	0.0%
	Nippon Carbon Co., Ltd.	648,000	1,812,637	0.1%
	Nippon Densetsu Kogyo Co., Ltd.	230,300	4,364,735	0.2%
	Nippon Filcon Co., Ltd.	70,900	312,861	0.0%
	Nippon Hume Corp.	129,400	820,711	0.0%

17

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Nippon Kanzai Co., Ltd.	84,800	$1,305,619	0.1%
	Nippon Koei Co., Ltd.	390,000	1,569,674	0.1%
#	Nippon Parking Development Co., Ltd.	1,197,800	1,372,154	0.1%
	Nippon Rietec Co., Ltd.	7,000	49,966	0.0%
	Nippon Road Co., Ltd. (The)	384,000	2,086,378	0.1%
	Nippon Seisen Co., Ltd.	100,000	440,970	0.0%
#*	Nippon Sharyo, Ltd.	422,000	1,011,218	0.0%
#*	Nippon Sheet Glass Co., Ltd.	6,156,000	5,284,161	0.2%
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,322,893	0.1%
	Nippon Thompson Co., Ltd.	410,000	1,944,895	0.1%
	Nippon Tungsten Co., Ltd.	62,000	100,222	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,852,000	9,576,171	0.4%
	Nishimatsu Construction Co., Ltd.	1,803,000	7,157,647	0.3%
	Nishio Rent All Co., Ltd.	92,500	2,152,842	0.1%
#	Nissei ASB Machine Co., Ltd.	46,700	953,994	0.0%
	Nissei Corp.	37,900	305,378	0.0%
	Nissei Plastic Industrial Co., Ltd.	197,500	1,668,872	0.1%
	Nissha Printing Co., Ltd.	157,500	3,425,090	0.1%
	Nisshinbo Holdings, Inc.	903,000	12,263,296	0.5%
	Nissin Corp.	399,000	1,165,876	0.1%
	Nissin Electric Co., Ltd.	279,000	1,863,275	0.1%
	Nitta Corp.	101,900	2,775,857	0.1%
	Nitto Boseki Co., Ltd.	898,000	2,704,708	0.1%
#	Nitto Kogyo Corp.	159,700	3,082,023	0.1%
#	Nitto Kohki Co., Ltd.	68,500	1,452,629	0.1%
	Nitto Seiko Co., Ltd.	149,000	389,065	0.0%
#	Nittoc Construction Co., Ltd.	96,800	430,837	0.0%
#	Nittoku Engineering Co., Ltd.	80,900	740,526	0.0%
	NJS Co., Ltd.	30,200	365,347	0.0%
	Noda Corp.	153,600	444,450	0.0%
	Nomura Co., Ltd.	216,500	2,925,684	0.1%
#	Noritake Co., Ltd/Nagoya Japan	642,000	1,482,519	0.1%
	Noritz Corp.	192,500	3,008,922	0.1%
#	NS United Kaiun Kaisha, Ltd.	599,000	1,201,204	0.1%
#	Obara Group, Inc.	77,700	3,251,125	0.1%
#	Obayashi Road Corp.	170,000	1,198,825	0.1%
#	Odelic Co., Ltd.	17,900	483,538	0.0%
	Oiles Corp.	165,050	2,624,018	0.1%
	Okabe Co., Ltd.	242,100	1,928,105	0.1%
	Okamoto Machine Tool Works, Ltd.	205,000	257,922	0.0%
	Okamura Corp.	381,900	3,543,347	0.1%
#	OKK Corp.	425,000	507,167	0.0%
	OKUMA Corp.	722,000	5,789,287	0.2%
	Okumura Corp.	999,400	5,289,243	0.2%
	Onoken Co., Ltd.	87,300	765,856	0.0%
	Organo Corp.	228,000	935,926	0.0%
#	OSG Corp.	444,300	8,357,354	0.3%
#	Outsourcing, Inc.	54,600	992,803	0.0%
	Oyo Corp.	93,700	1,201,566	0.1%
#	Pasco Corp.	124,000	332,429	0.0%
#	Pasona Group, Inc.	126,800	965,973	0.0%
	Penta-Ocean Construction Co., Ltd.	1,684,400	7,649,195	0.3%

18

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Pilot Corp.	188,800	$7,993,821	0.3%
	Prestige International, Inc.	109,700	1,072,339	0.0%
	Pronexus, Inc.	129,400	953,740	0.0%
#	PS Mitsubishi Construction Co., Ltd.	137,300	458,393	0.0%
	Quick Co., Ltd.	5,900	42,200	0.0%
	Raito Kogyo Co., Ltd.	300,900	2,877,641	0.1%
	Rheon Automatic Machinery Co., Ltd.	95,000	457,050	0.0%
	Ryobi, Ltd.	779,200	2,872,874	0.1%
	Sakai Heavy Industries, Ltd.	237,000	465,932	0.0%
#	Sakai Moving Service Co., Ltd.	22,800	1,139,274	0.1%
	Sanki Engineering Co., Ltd.	297,600	2,457,433	0.1%
	Sanko Metal Industrial Co., Ltd.	136,000	304,230	0.0%
#	Sankyo Tateyama, Inc.	166,200	2,313,512	0.1%
	Sankyu, Inc.	1,540,000	8,675,182	0.3%
	Sanoyas Holdings Corp.	40,600	88,767	0.0%
	Sanwa Holdings Corp.	1,232,600	9,970,181	0.4%
	Sanyo Denki Co., Ltd.	254,000	1,546,978	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	228,547	0.0%
	Sanyo Industries, Ltd.	99,000	142,384	0.0%
#	Sata Construction Co., Ltd.	85,399	404,871	0.0%
#	Sato Holdings Corp.	135,900	2,954,407	0.1%
	Sato Shoji Corp.	66,800	409,093	0.0%
#	SBS Holdings, Inc.	90,700	837,139	0.0%
	Secom Joshinetsu Co., Ltd.	32,900	1,082,231	0.0%
#	Seibu Electric Industry Co., Ltd.	70,000	246,339	0.0%
	Seika Corp.	313,000	711,203	0.0%
	Seikitokyu Kogyo Co., Ltd.	178,300	873,765	0.0%
	Sekisui Jushi Corp.	176,700	2,367,508	0.1%
#	Senko Co., Ltd.	547,000	3,786,235	0.2%
#	Senshu Electric Co., Ltd.	36,200	521,375	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	263,000	670,358	0.0%
	Shibuya Kogyo Co., Ltd.	89,100	1,371,916	0.1%
#	Shima Seiki Manufacturing, Ltd.	169,900	2,536,405	0.1%
	Shin Nippon Air Technologies Co., Ltd.	86,280	766,987	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	177,000	631,069	0.0%
	Shinmaywa Industries, Ltd.	537,000	5,862,334	0.2%
	Shinnihon Corp.	189,300	896,900	0.0%
	Shinsho Corp.	279,000	591,192	0.0%
	Shinwa Co., Ltd.	16,900	237,450	0.0%
#	Shoko Co., Ltd.	404,000	302,986	0.0%
#	Showa Aircraft Industry Co., Ltd.	15,837	160,437	0.0%
	Sinfonia Technology Co., Ltd.	567,000	979,090	0.0%
#	Sinko Industries, Ltd.	110,700	1,174,414	0.1%
#	Sintokogio, Ltd.	265,000	2,278,336	0.1%
	Soda Nikka Co., Ltd.	67,000	280,663	0.0%
	Sodick Co., Ltd.	191,900	1,415,440	0.1%
	Space Co., Ltd.	61,920	683,461	0.0%
#	Srg Takamiya Co., Ltd.	106,300	510,647	0.0%
	Star Micronics Co., Ltd.	221,700	3,009,288	0.1%
	Subaru Enterprise Co., Ltd.	55,000	192,745	0.0%
	Sugimoto & Co., Ltd.	30,500	353,499	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,368,793	0.1%

19

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
#	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	$4,408,401	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	739,783	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,345,025	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,683,000	1,112,517	0.1%
	Tadano, Ltd.	281,000	3,356,669	0.1%
	Taihei Dengyo Kaisha, Ltd.	162,000	1,721,625	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	298,980	0.0%
#	Taikisha, Ltd.	147,000	3,558,582	0.1%
#	Takano Co., Ltd.	49,400	285,716	0.0%
	Takaoka Toko Co., Ltd.	43,520	514,138	0.0%
	Takara Printing Co., Ltd.	34,055	379,725	0.0%
	Takara Standard Co., Ltd.	507,000	3,829,885	0.2%
	Takasago Thermal Engineering Co., Ltd.	319,500	4,586,787	0.2%
	Takashima & Co., Ltd.	225,000	486,596	0.0%
#	Takeei Corp.	119,500	1,152,880	0.1%
	Takeuchi Manufacturing Co., Ltd.	205,200	3,865,319	0.2%
#	Takigami Steel Construction Co., Ltd. (The)	50,000	216,506	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	507,641	0.0%
	Takuma Co., Ltd.	436,000	3,442,722	0.1%
	Tanseisha Co., Ltd.	162,449	1,197,141	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	275,600	1,051,926	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	542,926	0.0%
	Techno Ryowa, Ltd.	69,390	399,079	0.0%
	Teikoku Electric Manufacturing Co., Ltd.	89,400	614,887	0.0%
#	Teikoku Sen-I Co., Ltd.	102,100	1,289,877	0.1%
#	Tekken Corp.	234,000	651,698	0.0%
	Teraoka Seisakusho Co., Ltd.	53,600	201,723	0.0%
	Toa Corp.	1,103,000	2,502,712	0.1%
	TOA ROAD Corp.	266,000	1,047,182	0.0%
#*	Tobishima Corp.	1,155,500	2,032,198	0.1%
	Tocalo Co., Ltd.	82,300	1,652,033	0.1%
	Toda Corp.	1,179,000	6,413,491	0.3%
	Toenec Corp.	212,000	1,640,934	0.1%
	Togami Electric Manufacturing Co., Ltd.	14,000	83,025	0.0%
#	TOKAI Holdings Corp.	528,400	2,240,848	0.1%
	Tokai Lease Co., Ltd.	154,000	281,265	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,345,871	0.1%
#	Tokyo Keiki, Inc.	354,000	700,482	0.0%
*	Tokyo Kikai Seisakusho, Ltd.	256,000	126,406	0.0%
	Tokyo Sangyo Co., Ltd.	81,000	361,626	0.0%
	Toli Corp.	261,000	741,475	0.0%
	Tomoe Corp.	152,000	464,513	0.0%
#	Tomoe Engineering Co., Ltd.	37,200	468,424	0.0%
	Tonami Holdings Co., Ltd.	322,000	1,050,817	0.0%
	Toppan Forms Co., Ltd.	298,500	3,845,494	0.2%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	908,460	0.0%
	Toshiba Machine Co., Ltd.	663,000	2,283,090	0.1%
	Toshiba Plant Systems & Services Corp.	262,650	2,813,361	0.1%
#	Tosho Printing Co., Ltd.	236,000	992,767	0.0%
	Totetsu Kogyo Co., Ltd.	145,100	3,137,434	0.1%
#	Toyo Construction Co., Ltd.	377,100	1,733,033	0.1%
#	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	207,000	754,248	0.0%

20

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
#	Toyo Engineering Corp.	689,400	$1,733,631	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	324,967	0.0%
	Toyo Tanso Co., Ltd.	67,000	964,745	0.0%
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	535,049	0.0%
	Trancom Co., Ltd.	42,400	2,043,621	0.1%
	Trinity Industrial Corp.	19,000	74,656	0.0%
	Trusco Nakayama Corp.	112,700	3,951,394	0.2%
	Trust Tech, Inc.	22,800	430,457	0.0%
	Tsubakimoto Chain Co.	845,700	6,196,663	0.2%
	Tsubakimoto Kogyo Co., Ltd.	117,000	326,615	0.0%
#*	Tsudakoma Corp.	294,000	292,691	0.0%
#	Tsugami Corp.	395,000	1,933,751	0.1%
#	Tsukishima Kikai Co., Ltd.	129,500	1,234,801	0.1%
	Tsurumi Manufacturing Co., Ltd.	92,200	1,684,081	0.1%
	TTK Co., Ltd.	62,000	238,046	0.0%
	Uchida Yoko Co., Ltd.	322,000	1,033,096	0.0%
#	Ueki Corp.	354,000	726,751	0.0%
#	Union Tool Co.	49,200	1,214,422	0.1%
	Ushio, Inc.	334,700	4,610,766	0.2%
	Utoc Corp.	98,700	406,172	0.0%
#	Wakachiku Construction Co., Ltd.	1,141,000	1,445,407	0.1%
	Wakita & Co., Ltd.	219,800	1,729,868	0.1%
	WDB Holdings Co., Ltd.	8,900	94,691	0.0%
	Weathernews, Inc.	36,800	1,184,322	0.1%
	World Holdings Co., Ltd.	2,400	34,355	0.0%
#	Yahagi Construction Co., Ltd.	159,400	1,371,118	0.1%
	YAMABIKO Corp.	184,328	1,696,325	0.1%
	Yamato Corp.	82,000	325,492	0.0%
	Yamaura Corp.	16,200	64,657	0.0%
	Yamazen Corp.	296,900	2,651,407	0.1%
	Yasuda Logistics Corp.	97,300	774,492	0.0%
	Yokogawa Bridge Holdings Corp.	177,600	1,646,341	0.1%
	Yondenko Corp.	128,800	467,965	0.0%
	Yuasa Trading Co., Ltd.	105,000	2,447,571	0.1%
	Yuken Kogyo Co., Ltd.	196,000	380,312	0.0%
#	Yumeshin Holdings Co., Ltd.	154,700	894,852	0.0%
	Yurtec Corp.	249,000	2,389,138	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,277,554	0.1%
#	Zuiko Corp.	18,300	689,041	0.0%
Total Industrials			749,990,921	28.5%

Information Technology — (10.3%)
#	A&D Co., Ltd.	120,200	441,542	0.0%
#	Advantest Corp.	279,500	2,229,593	0.1%
	Ai Holdings Corp.	248,300	6,043,300	0.2%
	Aichi Tokei Denki Co., Ltd.	187,000	503,113	0.0%
#	Aiphone Co., Ltd.	79,000	1,215,155	0.1%
#*	Allied Telesis Holdings K.K.	397,100	216,210	0.0%
	Alpha Systems, Inc.	32,560	549,167	0.0%
	Amano Corp.	374,300	4,861,659	0.2%
	Anritsu Corp.	857,300	5,583,016	0.2%
#	AOI Electronics Co., Ltd.	26,900	782,248	0.0%

21

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
	Argo Graphics, Inc.	22,600	$327,731	0.0%
	Arisawa Manufacturing Co., Ltd.	192,200	1,187,733	0.1%
	Asahi Net, Inc.	59,600	266,001	0.0%
	Axell Corp.	47,500	538,691	0.0%
	Azbil Corp.	182,300	4,599,280	0.2%
	Broadleaf Co., Ltd.	118,700	1,359,660	0.1%
	CAC Holdings Corp.	50,500	413,225	0.0%
	Canon Electronics, Inc.	132,000	2,251,627	0.1%
	Capcom Co., Ltd.	294,600	6,211,599	0.2%
	Chino Corp.	37,100	334,717	0.0%
#	CMK Corp.	260,100	495,202	0.0%
	Computer Engineering & Consulting, Ltd.	74,200	658,345	0.0%
	CONEXIO Corp.	125,900	1,269,657	0.1%
#	COOKPAD, Inc.	287,400	5,468,796	0.2%
	Cresco, Ltd.	26,500	421,979	0.0%
#	CROOZ, Inc.	32,400	709,252	0.0%
#	Dai-ichi Seiko Co., Ltd.	55,600	738,164	0.0%
#	Daishinku Corp.	188,000	381,121	0.0%
	Daito Electron Co., Ltd.	5,900	43,770	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	2,335,579	0.1%
#	Denki Kogyo Co., Ltd.	251,000	1,071,754	0.0%
	Digital Arts, Inc.	7,600	128,063	0.0%
	Digital Garage, Inc.	5,400	84,132	0.0%
	DKK-Toa Corp.	38,200	156,285	0.0%
	DTS Corp.	122,000	2,883,845	0.1%
	Eizo Corp.	109,700	2,568,265	0.1%
	Elecom Co., Ltd.	101,400	1,229,798	0.1%
	Elematec Corp.	54,171	1,327,569	0.1%
	EM Systems Co., Ltd.	18,500	334,487	0.0%
	Enplas Corp.	57,000	2,097,641	0.1%
	ESPEC Corp.	98,400	920,928	0.0%
#	Excel Co., Ltd.	49,300	635,324	0.0%
#	F@N Communications, Inc.	194,900	1,393,992	0.1%
	Faith, Inc.	27,910	304,444	0.0%
#*	FDK Corp.	601,000	623,430	0.0%
	Ferrotec Corp.	174,000	1,695,951	0.1%
	Fuji Soft, Inc.	116,600	2,227,955	0.1%
	Fujitsu Frontech, Ltd.	75,300	976,715	0.0%
	Furuno Electric Co., Ltd.	137,500	929,345	0.0%
	Furuya Metal Co., Ltd.	11,800	196,538	0.0%
	Future Architect, Inc.	129,200	704,244	0.0%
	GMO internet, Inc.	401,700	5,689,322	0.2%
	GMO Payment Gateway, Inc.	98,500	3,879,411	0.2%
#	Gree, Inc.	672,200	3,404,962	0.1%
#	Gurunavi, Inc.	172,800	3,151,728	0.1%
	Hakuto Co., Ltd.	84,500	990,777	0.0%
	Hioki EE Corp.	45,700	830,335	0.0%
	Hitachi Kokusai Electric, Inc.	332,500	4,590,820	0.2%
#	Hochiki Corp.	143,000	1,422,188	0.1%
	Hokuriku Electric Industry Co., Ltd.	482,000	674,272	0.0%
#	Horiba, Ltd.	212,650	8,367,458	0.3%
#	Hosiden Corp.	257,000	1,580,413	0.1%
22

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
	I-Net Corp.	53,900	$530,131	0.0%
#	Ibiden Co., Ltd.	83,000	1,143,667	0.1%
	Icom, Inc.	46,600	968,374	0.0%
#	Ikegami Tsushinki Co., Ltd.	309,000	389,094	0.0%
	Imagica Robot Holdings, Inc.	53,800	221,157	0.0%
	Ines Corp.	196,600	1,760,418	0.1%
	Infocom Corp.	80,400	697,598	0.0%
	Information Services International-Dentsu, Ltd.	75,900	1,185,891	0.1%
	Innotech Corp.	93,000	369,450	0.0%
	Internet Initiative Japan, Inc.	191,600	3,585,678	0.1%
#	Iriso Electronics Co., Ltd.	50,500	2,226,881	0.1%
	IT Holdings Corp.	505,101	12,486,557	0.5%
#	Itfor, Inc.	56,300	240,558	0.0%
*	Iwatsu Electric Co., Ltd.	500,000	334,216	0.0%
	Japan Aviation Electronics Industry, Ltd.	49,000	867,990	0.0%
	Japan Digital Laboratory Co., Ltd.	93,600	1,196,836	0.1%
#*	Japan Display, Inc.	308,700	969,821	0.0%
#	Japan Material Co., Ltd.	11,600	206,322	0.0%
	Japan Radio Co., Ltd.	326,000	1,161,541	0.1%
	Jastec Co., Ltd.	37,800	364,383	0.0%
#	JBCC Holdings, Inc.	87,500	556,032	0.0%
	Justsystems Corp.	160,600	1,273,697	0.1%
	Kaga Electronics Co., Ltd.	113,100	1,583,246	0.1%
	Kanematsu Electronics, Ltd.	72,000	1,100,350	0.1%
#*	KLab, Inc.	191,400	1,936,882	0.1%
	Koa Corp.	194,100	1,614,515	0.1%
	Kyoden Co., Ltd.	1,300	1,983	0.0%
#	Kyoei Sangyo Co., Ltd.	97,000	143,618	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	784,722	0.0%
	Kyowa Electronic Instruments Co., Ltd.	135,100	498,392	0.0%
#	LAC Co., Ltd.	82,700	1,001,224	0.0%
	Lasertec Corp.	41,500	452,893	0.0%
#*	Livesense, Inc.	48,300	176,555	0.0%
*	Macnica Fuji Electronics Holdings, Inc.	126,550	1,702,524	0.1%
	Marubun Corp.	95,700	689,679	0.0%
	Maruwa Co., Ltd/Aichi	52,300	1,163,544	0.1%
#	Marvelous, Inc.	196,300	1,570,454	0.1%
#	Megachips Corp.	122,000	1,233,834	0.1%
*	Meiko Electronics Co., Ltd.	111,800	256,403	0.0%
	Melco Holdings, Inc.	75,500	1,305,740	0.1%
#	Micronics Japan Co., Ltd.	167,000	1,690,354	0.1%
	Mimasu Semiconductor Industry Co., Ltd.	101,981	960,279	0.0%
	Miraial Co., Ltd.	29,800	289,079	0.0%
	Miroku Jyoho Service Co., Ltd.	96,700	693,302	0.0%
	Mitsubishi Research Institute, Inc.	32,600	807,618	0.0%
	Mitsui High-Tec, Inc.	150,700	883,983	0.0%
#	Mitsumi Electric Co., Ltd.	405,400	2,447,501	0.1%
#	Mobile Create Co., Ltd.	27,000	101,593	0.0%
	MTI, Ltd.	168,800	1,077,679	0.1%
	Mutoh Holdings Co., Ltd.	126,000	312,781	0.0%
	Nagano Keiki Co., Ltd.	5,500	37,589	0.0%
#	Nakayo, Inc.	396,000	1,129,774	0.1%

23

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
	NEC Networks & System Integration Corp.	136,600	$2,558,759	0.1%
	NET One Systems Co., Ltd.	525,900	3,242,428	0.1%
*	New Japan Radio Co., Ltd.	96,000	425,644	0.0%
	Nichicon Corp.	324,600	2,602,309	0.1%
	NIFTY Corp.	46,100	424,849	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	102,700	719,218	0.0%
#	Nihon Unisys, Ltd.	346,175	3,803,401	0.2%
#	Nippon Ceramic Co., Ltd.	62,200	915,287	0.0%
#	Nippon Chemi-Con Corp.	950,000	2,198,168	0.1%
#	Nippon Kodoshi Corp.	25,000	207,104	0.0%
	Nippon Signal Co., Ltd.	310,600	3,226,749	0.1%
#	Nippon Systemware Co., Ltd.	29,400	210,404	0.0%
	Nohmi Bosai, Ltd.	132,600	1,643,438	0.1%
	Noritsu Koki Co., Ltd.	76,800	385,145	0.0%
	NS Solutions Corp.	100,300	4,895,243	0.2%
#	NSD Co., Ltd.	155,080	2,160,245	0.1%
	Nuflare Technology, Inc.	18,500	826,435	0.0%
#*	Ohara, Inc.	47,600	232,353	0.0%
#	Oizumi Corp.	28,500	149,837	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	240,024	0.0%
	Oki Electric Industry Co., Ltd.	4,751,000	8,018,926	0.3%
	ONO Sokki Co., Ltd.	58,400	458,536	0.0%
	Optex Co., Ltd.	63,900	1,211,220	0.1%
#	Origin Electric Co., Ltd.	173,000	481,433	0.0%
#	Osaki Electric Co., Ltd.	168,000	860,142	0.0%
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	612,114	0.0%
	PCA Corp.	2,500	31,962	0.0%
	Poletowin Pitcrew Holdings, Inc.	13,100	111,906	0.0%
	Riken Keiki Co., Ltd.	76,100	963,280	0.0%
	Riso Kagaku Corp.	180,600	3,275,807	0.1%
	Roland DG Corp.	49,900	1,137,241	0.1%
	Ryoden Trading Co., Ltd.	174,000	1,138,257	0.1%
#	Ryosan Co., Ltd.	184,300	4,460,046	0.2%
#	Ryoyo Electro Corp.	104,300	1,283,720	0.1%
#	Sanken Electric Co., Ltd.	673,000	2,339,051	0.1%
	Sanshin Electronics Co., Ltd.	149,900	1,590,359	0.1%
	Satori Electric Co., Ltd.	85,880	581,095	0.0%
#	Saxa Holdings, Inc.	298,000	609,295	0.0%
	SCREEN Holdings Co., Ltd.	980,000	5,790,171	0.2%
	Shibaura Electronics Co., Ltd.	26,200	374,234	0.0%
#	Shibaura Mechatronics Corp.	200,000	421,530	0.0%
#	Shindengen Electric Manufacturing Co., Ltd.	433,000	1,581,354	0.1%
#*	Shinkawa, Ltd.	57,300	336,846	0.0%
#	Shinko Electric Industries Co., Ltd.	427,400	2,595,772	0.1%
	Shinko Shoji Co., Ltd.	121,700	1,356,207	0.1%
	Shizuki Electric Co., Inc.	100,000	471,255	0.0%
#	Siix Corp.	92,900	2,614,429	0.1%
	SMK Corp.	360,000	1,839,690	0.1%
#	SMS Co., Ltd.	150,200	2,494,777	0.1%
	Softbank Technology Corp.	30,300	318,498	0.0%
*	Softbrain Co., Ltd.	161,300	247,541	0.0%
	Softcreate Holdings Corp.	2,700	21,237	0.0%

24

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
	Sourcenext Corp.	17,500	$72,056	0.0%
	SRA Holdings	47,500	975,605	0.0%
#	Sumida Corp.	107,549	717,989	0.0%
	Sun-Wa Technos Corp.	35,100	293,006	0.0%
	Systena Corp.	116,600	1,133,017	0.1%
#	Tabuchi Electric Co., Ltd.	145,100	993,076	0.0%
	Tachibana Eletech Co., Ltd.	83,160	936,668	0.0%
#	Taiyo Yuden Co., Ltd.	642,700	9,049,909	0.4%
	Tamura Corp.	447,000	1,422,066	0.1%
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	332,018	0.0%
	TKC Corp.	104,700	2,467,936	0.1%
	Toko, Inc.	208,000	593,093	0.0%
#	Tokyo Electron Device, Ltd.	37,200	480,144	0.0%
	Tokyo Seimitsu Co., Ltd.	231,900	5,119,929	0.2%
	Tomen Devices Corp.	2,400	39,601	0.0%
#	Topcon Corp.	92,500	1,336,391	0.1%
	Tose Co., Ltd.	22,100	149,835	0.0%
	Toshiba TEC Corp.	539,000	1,952,705	0.1%
	Toukei Computer Co., Ltd.	26,010	468,773	0.0%
	Towa Corp.	124,500	668,195	0.0%
	Toyo Corp.	131,600	1,028,235	0.0%
	Transcosmos, Inc.	152,100	4,246,804	0.2%
	UKC Holdings Corp.	64,900	1,300,404	0.1%
	Ulvac, Inc.	249,600	4,439,087	0.2%
#	Uniden Holdings Corp.	366,000	582,643	0.0%
#*	UT Group Co., Ltd.	189,500	1,031,341	0.0%
	Vitec Holdings Co., Ltd.	36,200	448,323	0.0%
#	Wacom Co., Ltd.	907,100	3,395,306	0.1%
	Wellnet Corp.	19,100	377,125	0.0%
	Y A C Co., Ltd.	31,000	243,005	0.0%
#	Yamaichi Electronics Co., Ltd.	120,500	1,066,950	0.0%
	Yashima Denki Co., Ltd.	25,600	123,432	0.0%
	Yokowo Co., Ltd.	86,200	470,279	0.0%
	Zappallas, Inc.	55,900	225,819	0.0%
	Zuken, Inc.	64,400	602,170	0.0%
Total Information Technology			299,371,811	11.4%

Materials — (10.6%)
	Achilles Corp.	909,000	1,123,045	0.1%
	ADEKA Corp.	523,000	7,685,910	0.3%
	Agro-Kanesho Co., Ltd.	31,900	257,836	0.0%
	Aichi Steel Corp.	673,000	2,923,382	0.1%
	Alconix Corp.	50,900	713,380	0.0%
	Arakawa Chemical Industries, Ltd.	86,300	857,984	0.0%
	Araya Industrial Co., Ltd.	268,000	322,790	0.0%
	Asahi Holdings, Inc.	155,550	2,289,100	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	760,695	0.0%
	Asahi Printing Co., Ltd.	800	13,929	0.0%
	Asia Pile Holdings Corp.	15,700	96,508	0.0%
	C Uyemura & Co., Ltd.	22,800	1,188,121	0.1%
#	Carlit Holdings Co., Ltd.	71,700	312,014	0.0%
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	981,577	0.0%

25

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Materials — (Continued)
*	Chugai Mining Co., Ltd.	1,012,400	$217,468	0.0%
	Chugoku Marine Paints, Ltd.	345,000	2,466,369	0.1%
	Dai Nippon Toryo Co., Ltd.	740,000	1,128,796	0.1%
	Daido Steel Co., Ltd.	691,000	2,645,016	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	698,299	0.0%
	Daiken Corp.	390,000	1,139,373	0.1%
	Daiki Aluminium Industry Co., Ltd.	153,000	417,738	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,933,169	0.1%
#	Daio Paper Corp.	523,500	5,164,607	0.2%
	DC Co., Ltd.	110,700	334,902	0.0%
	Denka Co., Ltd.	1,753,000	8,134,823	0.3%
#	DKS Co., Ltd.	207,000	649,998	0.0%
	Dynapac Co., Ltd.	25,000	55,855	0.0%
#	FP Corp.	148,000	6,054,059	0.2%
#	Fuji Seal International, Inc.	141,200	4,793,824	0.2%
	Fujikura Kasei Co., Ltd.	145,500	683,422	0.0%
	Fujimi, Inc.	91,800	1,380,632	0.1%
	Fujimori Kogyo Co., Ltd.	75,000	2,066,140	0.1%
#	Fumakilla, Ltd.	78,000	276,288	0.0%
	Fuso Chemical Co., Ltd.	39,600	502,035	0.0%
#	Godo Steel, Ltd.	874,000	1,529,455	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	286,000	696,952	0.0%
	Harima Chemicals Group, Inc.	73,300	326,830	0.0%
	Hodogaya Chemical Co., Ltd.	339,000	470,218	0.0%
	Hokkan Holdings, Ltd.	275,000	701,893	0.0%
	Hokko Chemical Industry Co., Ltd.	104,000	389,927	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,977,261	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	147,331	0.0%
#	Ihara Chemical Industry Co., Ltd.	199,100	2,428,261	0.1%
	Ise Chemical Corp.	81,000	413,463	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,853,465	0.1%
#*	Ishizuka Glass Co., Ltd.	119,000	241,261	0.0%
	Japan Pure Chemical Co., Ltd.	1,600	30,169	0.0%
	JCU Corp.	27,700	981,417	0.0%
#	JSP Corp.	71,600	1,535,786	0.1%
	Kanto Denka Kogyo Co., Ltd.	250,000	1,946,157	0.1%
	Katakura & Co-op Agri Corp.	39,000	88,133	0.0%
	Kawakin Holdings Co., Ltd.	11,000	34,761	0.0%
#	Kawasaki Kasei Chemicals, Ltd.	57,000	79,511	0.0%
	Kimoto Co., Ltd.	228,000	495,305	0.0%
	Koatsu Gas Kogyo Co., Ltd.	158,493	811,319	0.0%
#	Kogi Corp.	55,000	81,571	0.0%
	Kohsoku Corp.	60,200	443,194	0.0%
#	Konishi Co., Ltd.	89,700	1,648,713	0.1%
	Krosaki Harima Corp.	270,000	548,595	0.0%
#	Kumiai Chemical Industry Co., Ltd.	54,400	437,714	0.0%
#	Kureha Corp.	764,500	2,919,085	0.1%
#	Kurimoto, Ltd.	682,000	1,168,064	0.1%
	Kyoei Steel, Ltd.	106,200	1,756,167	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	394,057	0.0%
	Lintec Corp.	303,800	7,116,523	0.3%
#	MEC Co., Ltd.	95,800	563,000	0.0%

26

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Materials — (Continued)
	Mitani Sekisan Co., Ltd.	24,000	$328,628	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,150,523	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,628,791	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,568,000	6,858,650	0.3%
#	MORESCO Corp.	39,700	515,540	0.0%
	Mory Industries, Inc.	152,000	440,238	0.0%
*	Nakayama Steel Works, Ltd.	845,000	563,732	0.0%
	Neturen Co., Ltd.	166,900	1,193,464	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	304,720	0.0%
	Nichia Steel Works, Ltd.	164,900	354,184	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	71,000	476,500	0.0%
#	Nihon Nohyaku Co., Ltd.	260,400	1,694,007	0.1%
	Nihon Parkerizing Co., Ltd.	553,500	4,923,529	0.2%
	Nihon Yamamura Glass Co., Ltd.	489,000	738,203	0.0%
	Nippon Carbide Industries Co., Inc.	434,000	671,294	0.0%
#	Nippon Chemical Industrial Co., Ltd.	477,000	1,090,123	0.1%
	Nippon Chutetsukan K.K.	113,000	181,951	0.0%
#	Nippon Concrete Industries Co., Ltd.	203,100	653,449	0.0%
	Nippon Denko Co., Ltd.	673,414	1,358,149	0.1%
	Nippon Fine Chemical Co., Ltd.	83,200	633,864	0.0%
#	Nippon Kasei Chemical Co., Ltd.	192,000	205,666	0.0%
	Nippon Kayaku Co., Ltd.	511,000	5,331,158	0.2%
#*	Nippon Kinzoku Co., Ltd.	293,000	340,684	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	378,706	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,227,300	5,520,187	0.2%
#	Nippon Paper Industries Co., Ltd.	154,000	2,854,342	0.1%
	Nippon Pillar Packing Co., Ltd.	116,800	979,682	0.0%
	Nippon Soda Co., Ltd.	871,000	6,760,873	0.3%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	2,125,732	0.1%
	Nippon Valqua Industries, Ltd.	489,000	1,205,840	0.1%
#*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,148,614	0.1%
	Nisshin Steel Co., Ltd.	582,592	5,978,813	0.2%
#	Nitta Gelatin, Inc.	37,900	244,822	0.0%
	Nittetsu Mining Co., Ltd.	364,000	1,603,578	0.1%
#	Nitto FC Co., Ltd.	63,800	517,971	0.0%
	NOF Corp.	870,000	6,218,633	0.2%
	Okamoto Industries, Inc.	405,000	3,670,195	0.1%
	Okura Industrial Co., Ltd.	296,000	842,650	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	342,220	0.0%
	Osaka Soda Co., Ltd.	424,000	1,476,406	0.1%
	Osaka Steel Co., Ltd.	83,300	1,497,623	0.1%
	OSAKA Titanium Technologies Co., Ltd.	113,100	3,075,798	0.1%
#	Pacific Metals Co., Ltd.	924,000	2,472,775	0.1%
	Pack Corp. (The)	79,600	1,886,727	0.1%
#*	Rasa Industries, Ltd.	480,000	541,370	0.0%
	Rengo Co., Ltd.	1,328,000	6,312,916	0.2%
	Riken Technos Corp.	212,600	708,845	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	1,685,868	0.1%
#	Sakata INX Corp.	235,200	2,145,319	0.1%
	Sanyo Chemical Industries, Ltd.	349,000	2,581,380	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	2,678,750	0.1%
	Sekisui Plastics Co., Ltd.	268,000	870,057	0.0%

27

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Materials — (Continued)
	Shikoku Chemicals Corp.	232,000	$2,284,054	0.1%
	Shin-Etsu Polymer Co., Ltd.	190,300	992,914	0.0%
	Shinagawa Refractories Co., Ltd.	250,000	560,885	0.0%
#	Shinko Wire Co., Ltd.	184,000	252,624	0.0%
	Showa Denko KK	2,774,000	3,493,781	0.1%
	Stella Chemifa Corp.	54,300	530,228	0.0%
	Sumitomo Bakelite Co., Ltd.	1,225,000	5,025,535	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,652,000	10,219,547	0.4%
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,945,230	0.1%
	T Hasegawa Co., Ltd.	130,600	1,711,951	0.1%
#	T&K Toka Co., Ltd.	39,400	723,929	0.0%
#	Taisei Lamick Co., Ltd.	28,800	689,030	0.0%
#	Taiyo Holdings Co., Ltd.	102,100	3,509,086	0.1%
	Takasago International Corp.	87,200	2,301,009	0.1%
#	Takiron Co., Ltd.	295,000	1,262,383	0.1%
*	Tanaka Chemical Corp.	1,100	7,587	0.0%
	Tayca Corp.	164,000	684,730	0.0%
	Tenma Corp.	79,600	1,348,646	0.1%
	Toagosei Co., Ltd.	658,000	5,508,929	0.2%
#	Toda Kogyo Corp.	219,000	594,640	0.0%
	Toho Zinc Co., Ltd.	800,000	2,210,892	0.1%
#	Tokai Carbon Co., Ltd.	1,289,000	3,514,812	0.1%
	Tokushu Tokai Paper Co., Ltd.	564,580	1,879,107	0.1%
#*	Tokuyama Corp.	2,159,000	4,354,080	0.2%
#	Tokyo Ohka Kogyo Co., Ltd.	143,200	4,576,837	0.2%
#*	Tokyo Rope Manufacturing Co., Ltd.	688,000	1,064,119	0.1%
	Tokyo Steel Manufacturing Co., Ltd.	652,000	4,350,907	0.2%
	Tokyo Tekko Co., Ltd.	251,000	1,163,431	0.1%
#	Tomoegawa Co., Ltd.	125,000	229,705	0.0%
#	Tomoku Co., Ltd.	335,000	721,962	0.0%
	Topy Industries, Ltd.	1,142,000	2,569,460	0.1%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,770,615	0.2%
	Toyo Kohan Co., Ltd.	286,000	922,975	0.0%
	Toyobo Co., Ltd.	5,776,000	8,466,741	0.3%
	TYK Corp.	138,000	219,147	0.0%
#	UACJ Corp.	1,486,415	2,886,557	0.1%
	Ube Industries, Ltd.	5,257,000	11,038,445	0.4%
	Wood One Co., Ltd.	164,000	338,248	0.0%
#	Yamato Kogyo Co., Ltd.	134,800	3,590,683	0.1%
	Yodogawa Steel Works, Ltd.	144,700	2,550,769	0.1%
	Yotai Refractories Co., Ltd.	8,000	23,086	0.0%
	Yuki Gosei Kogyo Co., Ltd.	64,000	147,340	0.0%
	Yushiro Chemical Industry Co., Ltd.	61,400	710,237	0.0%
	Zeon Corp.	117,000	954,928	0.0%
Total Materials			305,390,182	11.6%

Telecommunication Services — (0.0%)
*	Japan Communications, Inc.	83,400	205,503	0.0%
	Okinawa Cellular Telephone Co.	43,200	1,206,253	0.1%
Total Telecommunication Services			1,411,756	0.1%

28

The Japanese Small Company Series
continued

	Shares	Value††	Percentage of Net Assets**
Utilities — (0.5%)
Hiroshima Gas Co., Ltd.	30,000	$109,013	0.0%
* Hokkaido Electric Power Co., Inc.	330,100	3,526,321	0.1%
# Hokkaido Gas Co., Ltd.	268,000	618,840	0.0%
Hokuriku Gas Co., Ltd.	99,000	227,932	0.0%
K&O Energy Group, Inc.	75,300	962,743	0.1%
Okinawa Electric Power Co., Inc. (The)	140,956	3,460,181	0.1%
Saibu Gas Co., Ltd.	1,831,000	4,114,751	0.2%
Shizuoka Gas Co., Ltd.	298,400	2,005,816	0.1%
Toell Co., Ltd.	6,700	34,872	0.0%
Total Utilities		15,060,469	0.6%
TOTAL COMMON STOCKS		2,615,760,797	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	23,923,381	276,793,521	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,682,924,757)		$2,892,554,318	109.9%

29

The Japanese Small Company Series
continued

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$531,552,916	—	$531,552,916
Consumer Staples	—	242,174,726	—	242,174,726
Energy	—	25,382,203	—	25,382,203
Financials	$16,855,962	300,287,942	—	317,143,904
Health Care	—	128,281,909	—	128,281,909
Industrials	160,255	749,830,666	—	749,990,921
Information Technology	—	299,371,811	—	299,371,811
Materials	—	305,390,182	—	305,390,182
Telecommunication Services	—	1,411,756	—	1,411,756
Utilities	—	15,060,469	—	15,060,469
Securities Lending Collateral	—	276,793,521	—	276,793,521
TOTAL	$17,016,217	$2,875,538,101	—	$2,892,554,318

30

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
AUSTRALIA — (40.8%)
*	AAT Corp., Ltd.	99	$—	0.0%
#*	ABM Resources NL	325,867	43,974	0.0%
#	Acrux, Ltd.	660,428	344,826	0.0%
	Adelaide Brighton, Ltd.	3,668,074	10,895,362	0.9%
*	Aditya Birla Minerals, Ltd.	630,320	103,145	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	784,170	1,765,556	0.1%
#*	AJ Lucas Group, Ltd.	152,343	31,939	0.0%
#*	Alkane Resources, Ltd.	1,219,715	213,011	0.0%
	Alliance Resources, Ltd.	125,819	2,767	0.0%
#	ALS, Ltd.	877,053	3,192,589	0.3%
	Altium, Ltd.	222,654	709,876	0.1%
	Altona Mining, Ltd.	1,108,169	91,117	0.0%
#	Alumina, Ltd.	5,177,801	3,972,420	0.3%
	AMA Group, Ltd.	18,658	13,716	0.0%
	Amalgamated Holdings, Ltd.	466,519	4,645,732	0.4%
	Ansell, Ltd.	528,919	7,526,506	0.6%
*	Antares Energy, Ltd.	199,346	57,810	0.0%
	AP Eagers, Ltd.	234,655	1,779,386	0.1%
*	APN News & Media, Ltd.	4,904,331	1,786,623	0.1%
#*	Aquarius Platinum, Ltd.	4,962,517	860,643	0.1%
#	ARB Corp., Ltd.	472,048	4,947,903	0.4%
#	Ardent Leisure Group	93,983	185,723	0.0%
	Aristocrat Leisure, Ltd.	2,730,539	18,024,062	1.5%
#	Arrium, Ltd.	17,951,296	1,268,432	0.1%
*	ASG Group, Ltd.	898,212	702,787	0.1%
*	Atlantic, Ltd.	21,276	498	0.0%
	Atlas Iron, Ltd.	5,890,007	116,664	0.0%
#	Ausdrill, Ltd.	1,723,145	421,301	0.0%
#*	Ausenco, Ltd.	448,418	118,143	0.0%
	Austal, Ltd.	1,148,615	1,851,604	0.2%
#	Austbrokers Holdings, Ltd.	250,302	1,680,521	0.1%
*	Austin Engineering, Ltd.	504,744	121,740	0.0%
#*	Australian Agricultural Co., Ltd.	2,385,475	2,555,394	0.2%
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,382,091	0.3%
	Australian Vintage, Ltd.	3,979,004	1,050,007	0.1%
	Auswide Bank, Ltd.	88,869	339,414	0.0%
#	Automotive Holdings Group, Ltd.	1,464,387	4,409,890	0.4%
*	Avanco Resources, Ltd.	2,444,368	105,801	0.0%
	Aveo Group	15,566	34,003	0.0%
	AVJennings, Ltd.	7,051,385	2,817,968	0.2%
#*	AWE, Ltd.	3,356,993	1,499,406	0.1%
#*	Bandanna Energy, Ltd.	337,935	3,795	0.0%
	Bank of Queensland, Ltd.	40,228	372,937	0.0%
#*	BC Iron, Ltd.	1,007,619	193,199	0.0%
#	Beach Energy, Ltd.	9,263,063	4,207,737	0.3%
#	Beadell Resources, Ltd.	2,424,377	276,826	0.0%
#	Bega Cheese, Ltd.	514,153	2,114,601	0.2%
#*	Billabong International, Ltd.	3,784,843	1,975,625	0.2%
#	Blackmores, Ltd.	81,784	9,736,025	0.8%
	BlueScope Steel, Ltd.	2,315,186	7,296,478	0.6%

1

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Boart Longyear, Ltd.	2,658,836	$188,345	0.0%
*	Boom Logistics, Ltd.	986,820	76,131	0.0%
	Boral, Ltd.	709,797	2,715,125	0.2%
#*	Bradken, Ltd.	1,242,062	851,055	0.1%
#	Breville Group, Ltd.	765,489	3,567,936	0.3%
#	Brickworks, Ltd.	228,958	2,365,375	0.2%
	BT Investment Management, Ltd.	580,053	4,690,771	0.4%
#*	Buccaneer Energy, Ltd.	3,283,586	3,512	0.0%
*	Bunuru Corp., Ltd.	9	—	0.0%
#*	Buru Energy, Ltd.	316,943	68,808	0.0%
#	Cabcharge Australia, Ltd.	863,423	1,728,060	0.1%
*	Cape Lambert Resources, Ltd.	726,958	10,330	0.0%
	Capitol Health, Ltd.	69,077	19,091	0.0%
*	Capral, Ltd.	58,499	4,150	0.0%
#	Cardno, Ltd.	1,120,208	2,422,559	0.2%
*	Carnarvon Petroleum, Ltd.	5,095,141	434,494	0.0%
*	Carnegie Wave Energy, Ltd.	563,165	20,031	0.0%
#	carsales.com, Ltd.	1,702,940	11,841,536	1.0%
#	Cash Converters International, Ltd.	2,245,870	822,337	0.1%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	323,002	964,653	0.1%
	Challenger, Ltd.	766,666	4,470,605	0.4%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	98,892	0.0%
	Cochlear, Ltd.	10,800	681,623	0.1%
	Codan, Ltd.	400,153	247,187	0.0%
*	Coffey International, Ltd.	198,864	57,758	0.0%
#	Collection House, Ltd.	2,021,422	2,673,605	0.2%
	Collins Foods, Ltd.	289,927	726,101	0.1%
*	Cooper Energy, Ltd.	336,842	50,209	0.0%
#	Corporate Travel Management, Ltd.	215,271	1,719,647	0.1%
	Coventry Group, Ltd.	144,778	125,735	0.0%
	Cover-More Group, Ltd.	38,994	62,990	0.0%
#	Credit Corp. Group, Ltd.	109,777	684,467	0.1%
#	CSG, Ltd.	848,751	971,957	0.1%
	CSR, Ltd.	3,350,138	6,558,528	0.5%
#*	Cudeco, Ltd.	387,893	307,967	0.0%
*	Cue Energy Resources, Ltd.	1,378,665	69,171	0.0%
	Data#3, Ltd.	556,711	462,803	0.0%
#	Decmil Group, Ltd.	867,988	577,836	0.1%
*	Devine, Ltd.	425,098	181,814	0.0%
#	Dick Smith Holdings, Ltd.	91,564	45,206	0.0%
	Domino's Pizza Enterprises, Ltd.	286,872	9,487,341	0.8%
	Downer EDI, Ltd.	2,910,872	7,314,747	0.6%
#*	Drillsearch Energy, Ltd.	3,348,007	1,872,304	0.2%
	DuluxGroup, Ltd.	3,101,823	12,968,193	1.1%
	DWS, Ltd.	382,927	335,340	0.0%
	Echo Entertainment Group, Ltd.	4,207,608	15,207,176	1.2%
*	Elders, Ltd.	220,688	670,491	0.1%
*	Emeco Holdings, Ltd.	3,480,007	135,775	0.0%
#*	Energy Resources of Australia, Ltd.	1,156,799	279,526	0.0%
#*	Energy World Corp., Ltd.	4,185,404	741,789	0.1%

2

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Enero Group, Ltd.	12,387	$6,955	0.0%
	Equity Trustees, Ltd.	17,011	279,472	0.0%
	ERM Power, Ltd.	783,474	915,693	0.1%
	Ethane Pipeline Income Fund	190,260	219,862	0.0%
	Euroz, Ltd.	101,762	66,008	0.0%
#	Evolution Mining, Ltd.	3,843,634	3,828,691	0.3%
	Fairfax Media, Ltd.	14,257,034	9,535,328	0.8%
	Fantastic Holdings, Ltd.	326,291	543,636	0.0%
*	FAR, Ltd.	6,563,436	387,091	0.0%
	Finbar Group, Ltd.	139,365	114,069	0.0%
#*	Fleetwood Corp., Ltd.	394,575	432,972	0.0%
#	FlexiGroup, Ltd.	737,884	1,602,887	0.1%
#	Flight Centre Travel Group, Ltd.	68,990	1,856,078	0.2%
#*	Focus Minerals, Ltd.	98,248	24,947	0.0%
#	G8 Education, Ltd.	805,550	1,716,990	0.1%
	Gazal Corp., Ltd.	22,520	39,663	0.0%
*	Gindalbie Metals, Ltd.	17,817	492	0.0%
*	Global Construction Services, Ltd.	4,832	1,660	0.0%
	GrainCorp, Ltd. Class A	1,251,687	8,024,096	0.7%
	Grange Resources, Ltd.	1,724,297	146,892	0.0%
#	Greencross, Ltd.	114,296	506,131	0.0%
#	GUD Holdings, Ltd.	811,568	4,628,288	0.4%
#	GWA Group, Ltd.	1,861,904	3,274,295	0.3%
	Hansen Technologies, Ltd.	94,100	204,381	0.0%
	HFA Holdings, Ltd.	253,134	511,303	0.0%
*	Hillgrove Resources, Ltd.	163,217	22,734	0.0%
	Hills, Ltd.	1,277,876	394,894	0.0%
*	Horizon Oil, Ltd.	6,691,326	569,980	0.1%
*	IDM International, Ltd.	23,969	—	0.0%
	Iluka Resources, Ltd.	753,430	3,416,569	0.3%
*	Imdex, Ltd.	1,225,370	196,810	0.0%
#	IMF Bentham, Ltd.	700,765	717,795	0.1%
#	Independence Group NL	1,789,170	3,504,857	0.3%
#*	Infigen Energy	2,021,774	537,869	0.0%
#	Infomedia, Ltd.	2,051,811	1,069,226	0.1%
	Integrated Research, Ltd.	327,026	580,178	0.1%
*	Intrepid Mines, Ltd.	208,230	21,516	0.0%
#	InvoCare, Ltd.	901,024	7,092,641	0.6%
#	IOOF Holdings, Ltd.	1,900,338	12,575,892	1.0%
#	IRESS, Ltd.	1,073,207	7,147,613	0.6%
*	iSelect, Ltd.	72,501	77,547	0.0%
#	JB Hi-Fi, Ltd.	836,109	10,638,353	0.9%
*	Jupiter Mines, Ltd.	405,443	21,684	0.0%
	K&S Corp., Ltd.	256,539	239,193	0.0%
#*	Karoon Gas Australia, Ltd.	738,066	926,335	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	804,479	0.1%
*	Kingsrose Mining, Ltd.	760,046	122,747	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
	LogiCamms, Ltd.	6,323	3,234	0.0%
#*	Lonestar Resources, Ltd.	22,373	123,315	0.0%
#*	Lynas Corp., Ltd.	3,390,978	139,904	0.0%
#	M2 Group, Ltd.	1,294,182	9,057,218	0.7%

3

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	MACA, Ltd.	683,733	$420,327	0.0%
*	Macmahon Holdings, Ltd.	6,319,933	444,901	0.0%
	Macquarie Atlas Roads Group	565,764	1,634,456	0.1%
	Macquarie Telecom Group, Ltd.	13,608	78,438	0.0%
	Magellan Financial Group, Ltd.	466,192	7,424,460	0.6%
	Matrix Composites & Engineering, Ltd.	91,569	48,339	0.0%
*	Maverick Drilling & Exploration, Ltd.	907,264	54,212	0.0%
#	MaxiTRANS Industries, Ltd.	915,613	379,001	0.0%
#*	Mayne Pharma Group, Ltd.	3,767,830	2,736,248	0.2%
	McMillan Shakespeare, Ltd.	427,034	3,803,813	0.3%
	McPherson's, Ltd.	506,092	246,306	0.0%
*	Medusa Mining, Ltd.	1,179,362	475,069	0.0%
	Melbourne IT, Ltd.	441,811	600,405	0.1%
#*	Mesoblast, Ltd.	99,585	242,158	0.0%
	Metals X, Ltd.	370,222	363,062	0.0%
#	Metcash, Ltd.	4,871,384	4,103,202	0.3%
	Mincor Resources NL	1,067,643	197,527	0.0%
#*	Mineral Deposits, Ltd.	466,063	159,269	0.0%
#	Mineral Resources, Ltd.	1,168,088	3,523,515	0.3%
#	MMA Offshore, Ltd.	2,189,075	650,660	0.1%
#	Monadelphous Group, Ltd.	687,485	3,368,436	0.3%
*	Morning Star Gold NL	332,749	4,888	0.0%
#	Mortgage Choice, Ltd.	680,426	910,581	0.1%
#*	Mount Gibson Iron, Ltd.	4,484,844	685,915	0.1%
#	Myer Holdings, Ltd.	5,669,367	3,854,717	0.3%
	MyState, Ltd.	169,107	520,533	0.0%
#	Navitas, Ltd.	1,440,089	4,280,302	0.4%
#*	Nearmap, Ltd.	1,029,484	291,676	0.0%
	New Hope Corp., Ltd.	154,058	210,232	0.0%
*	Newsat, Ltd.	1,680,867	51,661	0.0%
*	NEXTDC, Ltd.	31,442	57,599	0.0%
#	nib holdings, Ltd.	2,713,689	6,957,146	0.6%
	Nick Scali, Ltd.	165,818	502,890	0.0%
	Nine Entertainment Co. Holdings, Ltd.	45,199	49,583	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	—	0.0%
#	Northern Star Resources, Ltd.	4,806,957	9,379,703	0.8%
#	NRW Holdings, Ltd.	1,867,109	180,808	0.0%
	Nufarm, Ltd.	1,141,199	6,760,389	0.6%
*	OM Holdings, Ltd.	29,193	3,224	0.0%
#*	Orocobre, Ltd.	389,899	496,566	0.0%
	Orora, Ltd.	1,748,138	2,890,462	0.2%
#	OrotonGroup, Ltd.	131,885	244,106	0.0%
	Otto Energy, Ltd.	1,936,175	42,913	0.0%
	OZ Minerals, Ltd.	2,198,276	6,746,035	0.6%
#	OzForex Group, Ltd.	432,507	871,772	0.1%
#*	Pacific Brands, Ltd.	6,093,285	3,108,700	0.3%
	Pacific Current Group, Ltd.	14,134	76,774	0.0%
#*	Paladin Energy, Ltd.	9,407,049	1,626,797	0.1%
	Panoramic Resources, Ltd.	1,781,726	379,263	0.0%
	Patties Foods, Ltd.	42,099	35,260	0.0%
#	Peet, Ltd.	1,645,757	1,194,727	0.1%
*	Peninsula Energy, Ltd.	209,095	182,859	0.0%

4

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Perpetual, Ltd.	356,426	$11,333,090	0.9%
#*	Perseus Mining, Ltd.	3,040,420	806,759	0.1%
	Platinum Asset Management, Ltd.	151,071	792,064	0.1%
#*	Platinum Australia, Ltd.	1,442,661	73	0.0%
*	Pluton Resources, Ltd.	20,710	38	0.0%
	PMP, Ltd.	2,327,074	859,221	0.1%
*	Poseidon Nickel, Ltd.	101,293	3,780	0.0%
	Premier Investments, Ltd.	556,867	5,405,847	0.4%
*	Prima Biomed, Ltd.	1,409,121	56,812	0.0%
#	Primary Health Care, Ltd.	3,292,878	8,651,241	0.7%
	Prime Media Group, Ltd.	2,031,951	736,233	0.1%
#	Programmed Maintenance Services, Ltd.	1,525,125	3,148,355	0.3%
	Qantas Airways, Ltd.	3,453,909	9,728,779	0.8%
#	Qube Holdings, Ltd.	1,479,761	2,398,921	0.2%
*	Quickstep Holdings, Ltd.	159,133	19,799	0.0%
*	Ramelius Resources, Ltd.	834,228	130,748	0.0%
	RCG Corp., Ltd.	210,640	214,719	0.0%
	RCR Tomlinson, Ltd.	1,055,209	1,719,534	0.1%
#	Reckon, Ltd.	356,227	603,021	0.1%
*	Red 5, Ltd.	9,022	422	0.0%
*	Redflex Holdings, Ltd.	234,911	58,230	0.0%
	Reece Australia, Ltd.	231,441	5,612,327	0.5%
#	Regis Resources, Ltd.	2,504,810	3,692,932	0.3%
#	Reject Shop, Ltd. (The)	234,444	1,911,996	0.2%
#*	Resolute Mining, Ltd.	3,987,672	1,065,395	0.1%
#	Retail Food Group, Ltd.	963,016	3,159,459	0.3%
	Ridley Corp., Ltd.	1,331,622	1,239,646	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	10,517	0.0%
	Ruralco Holdings, Ltd.	115,893	292,981	0.0%
	SAI Global, Ltd.	1,545,041	4,809,770	0.4%
#*	Salmat, Ltd.	645,788	357,145	0.0%
*	Samson Oil & Gas, Ltd.	6,470,848	27,714	0.0%
	Sandfire Resources NL	570,890	2,551,459	0.2%
*	Saracen Mineral Holdings, Ltd.	5,111,505	2,107,244	0.2%
	Schaffer Corp., Ltd.	20,617	69,439	0.0%
#	Sedgman, Ltd.	452,719	257,128	0.0%
#	Select Harvests, Ltd.	500,837	3,608,509	0.3%
#*	Senex Energy, Ltd.	6,438,932	845,071	0.1%
#	Servcorp, Ltd.	314,917	1,524,926	0.1%
	Service Stream, Ltd.	1,693,203	457,526	0.0%
#	Seven Group Holdings, Ltd.	559,015	1,999,195	0.2%
#	Seven West Media, Ltd.	7,785,820	3,727,397	0.3%
	Seymour Whyte, Ltd.	8,690	7,942	0.0%
	Sigma Pharmaceuticals, Ltd.	7,230,980	4,290,738	0.4%
#*	Silex Systems, Ltd.	511,695	161,509	0.0%
#	Silver Chef, Ltd.	89,203	601,741	0.1%
#*	Silver Lake Resources, Ltd.	2,755,624	443,921	0.0%
#	Sims Metal Management, Ltd.	1,382,214	9,617,546	0.8%
	Sirtex Medical, Ltd.	412,322	11,111,408	0.9%
#	Slater & Gordon, Ltd.	2,016,208	3,940,341	0.3%
#	SMS Management & Technology, Ltd.	575,318	2,003,539	0.2%

5

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Southern Cross Media Group, Ltd.	3,639,618	$2,526,703	0.2%
#	Spark Infrastructure Group	10,385,907	15,315,541	1.3%
	Specialty Fashion Group, Ltd.	786,397	292,722	0.0%
	Spotless Group Holdings, Ltd.	603,380	921,403	0.1%
#*	St Barbara, Ltd.	2,594,632	2,472,176	0.2%
	Steadfast Group, Ltd.	396,586	421,742	0.0%
*	Strike Energy, Ltd.	1,471,668	130,618	0.0%
#	STW Communications Group, Ltd.	2,447,007	1,293,518	0.1%
#*	Sundance Energy Australia, Ltd.	2,512,257	535,906	0.0%
#*	Sundance Resources, Ltd.	8,756,539	111,798	0.0%
	Sunland Group, Ltd.	729,757	826,669	0.1%
#	Super Retail Group, Ltd.	1,280,749	8,747,020	0.7%
	Tabcorp Holdings, Ltd.	3,586,818	11,987,416	1.0%
#*	Tap Oil, Ltd.	1,480,490	260,866	0.0%
	Tassal Group, Ltd.	901,018	2,706,862	0.2%
	Technology One, Ltd.	1,612,459	4,393,482	0.4%
	Ten Network Holdings, Ltd.(BYSRMT3)	2,051,258	219,413	0.0%
#*	Ten Network Holdings, Ltd.(6108373)	10,842,364	1,270,494	0.1%
#	TFS Corp., Ltd.	1,789,688	2,234,036	0.2%
	Thorn Group, Ltd.	551,062	828,744	0.1%
#*	Tiger Resources, Ltd.	6,540,922	327,814	0.0%
*	Toro Energy, Ltd.	70,156	3,995	0.0%
	Tox Free Solutions, Ltd.	867,356	1,776,008	0.1%
*	Transfield Services, Ltd.	3,089,111	2,191,509	0.2%
	Transpacific Industries Group, Ltd.	10,319,019	4,961,375	0.4%
	Treasury Wine Estates, Ltd.	1,165,441	5,833,097	0.5%
*	Tribune Resources, Ltd.	3,093	8,823	0.0%
#*	Troy Resources, Ltd.	1,405,543	319,455	0.0%
#	UGL, Ltd.	1,185,950	1,910,437	0.2%
	UXC, Ltd.	1,872,142	1,596,690	0.1%
	Veda Group, Ltd.	542,481	1,007,567	0.1%
#	Villa World, Ltd.	232,321	329,781	0.0%
#	Village Roadshow, Ltd.	831,506	4,430,121	0.4%
*	Virgin Australia Holdings, Ltd.()	7,648,897	—	0.0%
*	Virgin Australia Holdings, Ltd.(B43DQC7)	5,942,525	2,028,804	0.2%
	Virtus Health, Ltd.	128,205	573,684	0.1%
	Vision Eye Institute, Ltd.	477,043	363,876	0.0%
	Vita Group, Ltd.	25,352	31,519	0.0%
#	Vocus Communications, Ltd.	1,634,058	7,551,430	0.6%
#	Watpac, Ltd.	760,701	519,342	0.0%
	Webjet, Ltd.	511,180	1,824,811	0.2%
#	Western Areas, Ltd.	1,463,783	2,466,654	0.2%
#*	White Energy Co., Ltd.	643,913	91,039	0.0%
#*	Whitehaven Coal, Ltd.	4,143,411	2,975,603	0.2%
*	Wollongong Coal, Ltd.	119,865	1,282	0.0%
#	WorleyParsons, Ltd.	481,861	2,223,056	0.2%
TOTAL AUSTRALIA			615,870,051	50.2%

CHINA — (0.1%)
*	China Daye Non-Ferrous Metals Mining, Ltd.	14,427,837	272,362	0.0%
	Nexteer Automotive Group, Ltd.	986,000	1,046,887	0.1%

6

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
CHINA — (Continued)
	Zhuhai Holdings Investment Group, Ltd.	146,000	$21,018	0.0%
TOTAL CHINA			1,340,267	0.1%

HONG KONG — (23.1%)
	Aeon Credit Service Asia Co., Ltd.	564,000	411,903	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	243,308	0.0%
	Agritrade Resources, Ltd.	830,000	177,413	0.0%
	Alco Holdings, Ltd.	1,426,000	441,180	0.0%
	Allan International Holdings	720,000	174,008	0.0%
	Allied Group, Ltd.	663,200	3,165,810	0.3%
#	Allied Properties HK, Ltd.	11,945,857	2,550,823	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	64,795	0.0%
*	Apac Resources, Ltd.	29,587,350	345,244	0.0%
*	Applied Development Holdings, Ltd.	210,000	9,608	0.0%
	APT Satellite Holdings, Ltd.	2,884,500	2,841,542	0.2%
	Arts Optical International Hldgs, Ltd.	730,000	270,695	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	929,925	0.1%
#	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,389,277	0.1%
	Asia Standard Hotel Group, Ltd.	11,437,218	1,487,390	0.1%
	Asia Standard International Group, Ltd.	13,041,937	2,446,003	0.2%
#	ASM Pacific Technology, Ltd.	105,200	746,988	0.1%
	Associated International Hotels, Ltd.	952,000	2,649,099	0.2%
	Aupu Group Holding Co., Ltd.	3,168,000	847,586	0.1%
*	Auto Italia Holdings	1,900,000	96,352	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
*	Bestway International Holdings, Ltd.	205,000	22,482	0.0%
#	Bonjour Holdings, Ltd.	13,758,600	540,305	0.1%
	Bossini International Hldg	3,699,500	318,405	0.0%
	Bright Smart Securities & Commodities Group, Ltd.	322,000	100,987	0.0%
#*	Brightoil Petroleum Holdings, Ltd.	1,947,000	692,933	0.1%
#*	Brockman Mining, Ltd.	22,810,814	485,438	0.1%
*	Burwill Holdings, Ltd.	27,112,960	1,010,854	0.1%
#	Cafe de Coral Holdings, Ltd.	1,938,000	6,555,133	0.5%
	CEC International Holdings, Ltd.	516,000	102,279	0.0%
	Century City International Holdings, Ltd.	6,235,460	433,807	0.0%
*	Champion Technology Holdings, Ltd.	15,193,089	296,866	0.0%
	Chen Hsong Holdings	1,212,000	278,657	0.0%
	Cheuk Nang Holdings, Ltd.	613,067	450,017	0.0%
*	Cheung Wo International Holdings, Ltd.	846,000	163,119	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,413,126	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
*	China Chuanglian Education Group, Ltd.	300,000	9,617	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
#*	China Energy Development Holdings, Ltd.	52,140,000	1,035,878	0.1%
#*	China Environmental Investment Holdings, Ltd.	1,630,000	56,454	0.0%
	China Flavors & Fragrances Co., Ltd.	215,028	53,447	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	108,943	0.0%
	China Metal International Holdings, Inc.	2,670,000	707,917	0.1%
#	China Motor Bus Co., Ltd.	48,600	490,811	0.1%
#*	China Smarter Energy Group Holdings, Ltd.	7,038,000	607,680	0.1%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270	0.0%
*	China Star Entertainment, Ltd.	46,250,000	213,855	0.0%

7

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	China Strategic Holdings, Ltd.	28,316,250	$888,177	0.1%
*	China Ting Group Holdings, Ltd.	2,565,151	156,581	0.0%
	Chinney Investments, Ltd.	1,144,000	237,337	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,244,000	4,359,592	0.4%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	741,683	0.1%
	Chuang's China Investments, Ltd.	3,700,938	226,455	0.0%
	Chuang's Consortium International, Ltd.	5,987,043	692,363	0.1%
	CITIC Telecom International Holdings, Ltd.	10,816,125	4,483,939	0.4%
	CK Life Sciences Int'l Holdings, Inc.	21,274,000	1,997,076	0.2%
	CNT Group, Ltd.	8,077,264	339,143	0.0%
	COL Capital, Ltd.	42,916,800	2,815,722	0.2%
*	Continental Holdings, Ltd.	450,000	8,143	0.0%
	Convenience Retail Asia, Ltd.	42,000	19,735	0.0%
*	Convoy Financial Holdings, Ltd.	4,938,000	272,776	0.0%
*	CP Lotus Corp.	11,880,000	280,935	0.0%
*	Crocodile Garments	842,000	100,510	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	671,520	888,746	0.1%
	CSI Properties, Ltd.	35,276,383	1,179,214	0.1%
*	CST Mining Group, Ltd.	101,184,000	1,130,027	0.1%
#	CW Group Holdings, Ltd.	2,030,000	996,484	0.1%
#	Dah Sing Banking Group, Ltd.	3,457,116	6,551,159	0.5%
	Dah Sing Financial Holdings, Ltd.	1,184,544	6,646,674	0.6%
	Dan Form Holdings Co., Ltd.	3,563,260	577,214	0.1%
	Dickson Concepts International, Ltd.	1,222,000	457,084	0.0%
*	Dragonite International, Ltd.	56,000	5,260	0.0%
	Eagle Nice International Holdings, Ltd.	1,116,000	276,361	0.0%
	EcoGreen International Group, Ltd.	1,322,200	302,293	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
#	Emperor Capital Group, Ltd.	8,409,000	698,400	0.1%
	Emperor Entertainment Hotel, Ltd.	4,360,000	863,717	0.1%
	Emperor International Holdings, Ltd.	8,116,753	1,577,573	0.1%
	Emperor Watch & Jewellery, Ltd.	25,650,000	679,808	0.1%
*	ENM Holdings, Ltd.	14,680,000	792,492	0.1%
*	EPI Holdings, Ltd.	1,989	102	0.0%
#	Esprit Holdings, Ltd.	13,802,950	15,382,852	1.3%
*	eSun Holdings, Ltd.	4,344,000	397,134	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	620,100	1,917,164	0.2%
	Far East Consortium International, Ltd/HK	7,665,221	2,796,998	0.2%
	First Pacific Co., Ltd.	1,384,000	948,827	0.1%
	First Shanghai Investments, Ltd.	696,000	107,953	0.0%
	Fountain SET Holdings, Ltd.	4,758,000	592,896	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	215,960	0.0%
	Foxconn International Holdings, Ltd.	1,872,000	895,240	0.1%
	Fujikon Industrial Holdings, Ltd.	736,000	95,009	0.0%
#	Future Bright Holdings, Ltd.	3,288,000	388,477	0.0%
	G-Resources Group, Ltd.	143,439,600	3,205,285	0.3%
#*	GCL New Energy Holdings, Ltd.	5,868,000	421,888	0.0%
	Get Nice Holdings, Ltd.	38,664,000	1,590,200	0.1%
	Giordano International, Ltd.	9,440,000	5,101,929	0.4%
*	Global Brands Group Holding, Ltd.	14,324,000	2,969,719	0.3%
	Glorious Sun Enterprises, Ltd.	2,624,000	455,371	0.0%

8

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Gold Peak Industries Holding, Ltd.	3,029,642	$353,792	0.0%
	Golden Resources Development International, Ltd.	3,330,500	203,816	0.0%
*	Grande Holdings, Ltd. (The)	882,000	8,762	0.0%
	Great Eagle Holdings, Ltd.	73,887	243,041	0.0%
	Guangnan Holdings, Ltd.	2,363,600	324,655	0.0%
	Guoco Group, Ltd.	2,000	22,931	0.0%
#	Guotai Junan International Holdings, Ltd.	12,388,797	4,601,679	0.4%
#	Haitong International Securities Group, Ltd.	9,064,191	5,043,770	0.4%
	Hanison Construction Holdings, Ltd.	1,402,433	257,326	0.0%
#	Hanny Holdings, Ltd.	1,850,000	30,414	0.0%
*	Hao Tian Development Group, Ltd.	8,136,000	506,407	0.1%
	Harbour Centre Development, Ltd.	935,500	1,563,876	0.1%
	High Fashion International, Ltd.	268,000	83,820	0.0%
	HKR International, Ltd.	5,764,736	2,567,405	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	109,711	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	86,000	698,369	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	824,300	961,094	0.1%
*	Hong Kong Television Network, Ltd.	2,332,751	490,955	0.1%
	Hongkong & Shanghai Hotels (The)	1,340,112	1,522,146	0.1%
	Hongkong Chinese, Ltd.	5,038,000	873,087	0.1%
	Hop Hing Group Holdings, Ltd.	1,812,000	29,880	0.0%
	Hopewell Holdings, Ltd.	2,920,000	10,536,375	0.9%
	Hsin Chong Construction Group, Ltd.	6,931,658	822,984	0.1%
	Hung Hing Printing Group, Ltd.	2,628,000	335,174	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,164,000	4,090,522	0.3%
*	I-CABLE Communications, Ltd.	2,573,000	178,653	0.0%
#*	Imagi International Holdings, Ltd.	55,488,000	804,385	0.1%
#*	Integrated Waste Solutions Group Holdings, Ltd.	5,574,000	140,428	0.0%
*	International Standard Resources Holdings, Ltd.	16,576,250	335,646	0.0%
*	iOne Holdings, Ltd.	9,860,000	373,399	0.0%
	IPE Group, Ltd.	3,345,000	481,419	0.0%
*	IRC, Ltd.	9,486,266	322,486	0.0%
	IT, Ltd.	4,040,532	1,233,817	0.1%
	ITC Corp., Ltd.	1,008,145	92,177	0.0%
#	ITC Properties Group, Ltd.	4,396,256	2,115,202	0.2%
*	Jinhui Holdings Co., Ltd.	121,000	16,198	0.0%
	Johnson Electric Holdings, Ltd.	1,723,750	6,297,828	0.5%
#	K Wah International Holdings, Ltd.	8,277,565	3,562,394	0.3%
	Ka Shui International Holdings, Ltd.	518,000	39,977	0.0%
*	Kader Holdings Co., Ltd.	92,000	8,111	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	117,790	0.0%
*	Kantone Holdings, Ltd.	919,364	108,920	0.0%
	Keck Seng Investments	878,600	776,719	0.1%
	Kerry Logistics Network, Ltd.	659,500	980,906	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	371,297	0.0%
#*	Kingston Financial Group, Ltd.	19,023,000	7,513,039	0.6%
#*	Ko Yo Chemical Group, Ltd.	1,596,000	170,261	0.0%
	Kowloon Development Co., Ltd.	2,443,000	2,763,156	0.2%
	L'Occitane International SA	9,000	18,099	0.0%
	Lai Sun Development Co., Ltd.	78,652,466	1,435,159	0.1%

9

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Lai Sun Garment International, Ltd.	3,321,680	$407,435	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	213,257	0.0%
	Landsea Green Properties Co., Ltd.	948,000	88,917	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lerado Group Holding Co., Ltd.	808,000	25,891	0.0%
	Lifestyle International Holdings, Ltd.	1,367,500	1,974,087	0.2%
	Lippo China Resources, Ltd.	20,922,000	821,140	0.1%
	Lippo, Ltd.	1,161,700	641,168	0.1%
	Lisi Group Holdings, Ltd.	4,414,000	301,698	0.0%
	Liu Chong Hing Investment, Ltd.	1,191,200	1,407,182	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	182,861	0.0%
#	Luk Fook Holdings International, Ltd.	2,862,000	7,364,606	0.6%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	186,667	0.0%
	Lung Kee Bermuda Holdings	1,567,875	446,834	0.0%
#*	Macau Legend Development, Ltd.	2,574,000	366,957	0.0%
	Magnificent Estates	13,170,000	370,538	0.0%
	Man Wah Holdings, Ltd.	5,694,800	6,505,575	0.5%
	Man Yue Technology Holdings, Ltd.	1,028,000	111,759	0.0%
#*	Mason Financial Holdings, Ltd.	14,310,000	535,609	0.1%
	Matrix Holdings, Ltd.	1,067,414	484,247	0.1%
	Melbourne Enterprises, Ltd.	39,500	682,001	0.1%
#	Melco International Development, Ltd.	3,557,000	5,515,194	0.5%
#*	Midland Holdings, Ltd.	5,182,000	2,267,095	0.2%
	Ming Fai International Holdings, Ltd.	1,879,000	191,021	0.0%
#	Miramar Hotel & Investment	845,000	1,414,253	0.1%
#*	Mongolian Mining Corp.	26,307,000	733,600	0.1%
#	NagaCorp, Ltd.	7,546,000	5,326,827	0.4%
	Nanyang Holdings, Ltd.	133,500	724,354	0.1%
	National Electronic Hldgs	2,668,600	309,068	0.0%
	Natural Beauty Bio-Technology, Ltd.	3,920,000	434,405	0.0%
#*	Neo-Neon Holdings, Ltd.	2,337,500	330,698	0.0%
*	Neptune Group, Ltd.	23,230,000	244,196	0.0%
	New Century Group Hong Kong, Ltd.	13,351,464	250,904	0.0%
*	New Times Energy Corp., Ltd.	1,946,400	50,199	0.0%
#	Newocean Energy Holdings, Ltd.	7,642,000	3,111,691	0.3%
	Next Digital, Ltd.	4,295,183	315,879	0.0%
*	O Luxe Holdings, Ltd.	6,778,500	235,839	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	717,980	0.1%
	Orient Overseas International, Ltd.	958,500	4,570,670	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,070,800	418,140	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	372,101	0.0%
#	Pacific Basin Shipping, Ltd.	12,498,000	3,664,693	0.3%
	Pacific Textiles Holdings, Ltd.	4,820,000	6,868,128	0.6%
	Paliburg Holdings, Ltd.	3,062,830	963,941	0.1%
	Pan Asia Environmental Protection Group, Ltd.	80,000	10,510	0.0%
#	Paradise Entertainment, Ltd.	3,652,000	643,248	0.1%
	PCCW, Ltd.	104,000	55,731	0.0%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,577,400	446,832	0.0%
	Pegasus International Holdings, Ltd.	226,000	71,440	0.0%
	Perfect Shape PRC Holdings, Ltd.	1,092,000	205,065	0.0%

10

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Pico Far East Holdings, Ltd.	4,892,000	$1,292,289	0.1%
*	Ping Shan Tea Group, Ltd.	2,933,325	18,463	0.0%
	Playmates Holdings, Ltd.	686,000	783,735	0.1%
#	Playmates Toys, Ltd.	4,796,000	1,006,703	0.1%
*	PME Group, Ltd.	810,000	15,824	0.0%
#	Pokfulam Development Co.	234,000	360,100	0.0%
#	Polytec Asset Holdings, Ltd.	11,323,526	1,414,780	0.1%
#	Public Financial Holdings, Ltd.	3,102,000	1,485,298	0.1%
	PYI Corp., Ltd.	24,147,973	531,626	0.1%
*	Pyxis Group, Ltd.	1,936,000	—	0.0%
	Raymond Industrial, Ltd.	30,400	3,917	0.0%
	Regal Hotels International Holdings, Ltd.	2,871,800	1,487,873	0.1%
	Rivera Holdings, Ltd.	5,710,000	279,270	0.0%
#	SA SA International Holdings, Ltd.	9,766,000	3,107,614	0.3%
	Safety Godown Co., Ltd.	386,000	721,515	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	399,716	0.0%
	SEA Holdings, Ltd.	1,124,000	1,178,469	0.1%
	Shangri-La Asia, Ltd.	26,000	23,728	0.0%
#	Shenyin Wanguo HK, Ltd.	3,466,250	1,520,321	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	55,010	0.0%
#*	Shougang Concord Technology Holdings	9,981,809	486,505	0.1%
*	Shun Ho Technology Holdings, Ltd.	1,254,757	429,175	0.0%
	Shun Tak Holdings, Ltd.	11,359,419	4,512,595	0.4%
*	Silver base Group Holdings, Ltd.	1,938,677	295,578	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	274,675	0.0%
	Singamas Container Holdings, Ltd.	10,860,000	1,297,050	0.1%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	19,277	0.0%
	Sitoy Group Holdings, Ltd.	829,000	396,311	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,497,068	6,145,966	0.5%
#*	SOCAM Development, Ltd.	1,718,771	1,019,106	0.1%
*	Solomon Systech International, Ltd.	8,590,000	452,773	0.0%
	Soundwill Holdings, Ltd.	408,000	523,632	0.1%
*	South China Holdings Co., Ltd.	13,104,000	859,412	0.1%
*	South China Land, Ltd.	5,295,170	110,200	0.0%
*	South Sea Petroleum Holdings, Ltd.	512,000	14,288	0.0%
	Stella International Holdings, Ltd.	926,500	2,288,168	0.2%
	Stelux Holdings International, Ltd.	3,011,400	318,962	0.0%
*	Success Universe Group, Ltd.	6,716,000	165,826	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	134,046	0.0%
	Sun Hung Kai & Co., Ltd.	4,352,429	2,929,218	0.2%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	153,959	0.0%
*	Symphony Holdings, Ltd.	980,000	95,843	0.0%
	TAI Cheung Holdings, Ltd.	1,961,000	1,576,743	0.1%
	Tai Sang Land Development, Ltd.	781,910	423,390	0.0%
#	Tan Chong International, Ltd.	1,176,000	394,854	0.0%
#	Tao Heung Holdings, Ltd.	517,000	163,365	0.0%
*	Taung Gold International, Ltd.	14,590,000	165,165	0.0%
	Television Broadcasts, Ltd.	1,518,900	5,525,849	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	172,297	0.0%
	Tern Properties Co., Ltd.	51,200	31,750	0.0%

11

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Texwinca Holdings, Ltd.	4,488,000	$4,344,496	0.4%
	Tian Teck Land, Ltd.	1,024,000	1,142,657	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	848	0.0%
	Tradelink Electronic Commerce, Ltd.	4,802,000	1,005,982	0.1%
#	Transport International Holdings, Ltd.	1,015,741	2,741,809	0.2%
#	Trinity, Ltd.	7,614,000	1,105,986	0.1%
	Tristate Holdings, Ltd.	188,000	70,440	0.0%
#*	TSC Group Holdings, Ltd.	3,280,000	653,110	0.1%
#	Tsui Wah Holdings, Ltd.	184,000	41,409	0.0%
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	2,312,044	0.2%
*	Universal Technologies Holdings, Ltd.	7,410,000	591,293	0.1%
*	Up Energy Development Group, Ltd.	3,929,000	267,783	0.0%
	Upbest Group, Ltd.	36,000	8,517	0.0%
*	Value Convergence Holdings, Ltd.	1,848,000	350,933	0.0%
#	Value Partners Group, Ltd.	5,396,000	5,727,732	0.5%
	Van Shung Chong Holdings, Ltd.	1,248,002	177,164	0.0%
*	Vanke Property Overseas, Ltd.	49,000	34,639	0.0%
#	Varitronix International, Ltd.	2,023,293	1,380,369	0.1%
	Vedan International Holdings, Ltd.	3,272,000	182,093	0.0%
	Victory City International Holdings, Ltd.	8,183,663	999,455	0.1%
	Vitasoy International Holdings, Ltd.	4,703,000	7,807,201	0.6%
*	VS International Group, Ltd.	488,000	25,449	0.0%
	VST Holdings, Ltd.	4,999,600	1,467,709	0.1%
	VTech Holdings, Ltd.	365,600	4,427,030	0.4%
	Wai Kee Holdings, Ltd.	7,640,738	2,483,258	0.2%
	Win Hanverky Holdings, Ltd.	1,812,000	361,696	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	292,114	0.0%
	Wing On Co. International, Ltd.	759,000	2,365,646	0.2%
	Wing Tai Properties, Ltd.	1,923,331	1,103,301	0.1%
	Wong's International Holdings, Ltd.	737,641	242,319	0.0%
	Wong's Kong King International	120,000	10,400	0.0%
	Xinyi Glass Holdings, Ltd.	16,280,000	8,455,001	0.7%
	Yangtzekiang Garment, Ltd.	606,500	186,160	0.0%
	Yau Lee Holdings, Ltd.	534,000	83,222	0.0%
	Yeebo International Hldg	572,000	122,404	0.0%
#	YGM Trading, Ltd.	447,000	357,063	0.0%
	YT Realty Group, Ltd.	749,000	282,780	0.0%
*	Yuan Heng Gas Holdings, Ltd.	1,176,000	105,905	0.0%
	Yugang International, Ltd.	90,818,000	1,375,534	0.1%
TOTAL HONG KONG			348,047,674	28.3%

NEW ZEALAND — (8.5%)
*	a2 Milk Co., Ltd.	1,041,701	535,015	0.1%
	Abano Healthcare Group, Ltd.	30,725	172,385	0.0%
	Air New Zealand, Ltd.	3,693,701	7,265,664	0.6%
	Briscoe Group, Ltd.	2,235	4,356	0.0%
#*	Chorus, Ltd.	2,039,965	3,922,067	0.3%
	Colonial Motor Co., Ltd. (The)	144,588	535,494	0.1%
	Contact Energy, Ltd.	1,546,857	5,429,398	0.5%
#*	Diligent Corp.	98,424	397,347	0.0%
#	Ebos Group, Ltd.	451,590	4,168,120	0.3%
#	Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	22,103,908	1.8%
12

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Freightways, Ltd.	974,609	$3,879,819	0.3%
	Genesis Energy, Ltd.	105,257	132,847	0.0%
	Hallenstein Glasson Holdings, Ltd.	242,445	614,293	0.1%
	Heartland New Zealand, Ltd.	300,546	254,010	0.0%
	Hellaby Holdings, Ltd.	384,437	817,410	0.1%
	Infratil, Ltd.	3,201,309	6,723,662	0.6%
#	Kathmandu Holdings, Ltd.	663,170	703,767	0.1%
#	Mainfreight, Ltd.	539,049	5,654,668	0.5%
	Marsden Maritime Holdings, Ltd.	2,848	5,458	0.0%
	Methven, Ltd.	93,877	66,774	0.0%
	Metlifecare, Ltd.	516,195	1,557,912	0.1%
	Michael Hill International, Ltd.	1,490,263	1,040,120	0.1%
	Mighty River Power, Ltd.	160,304	303,614	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	406,992	385,894	0.0%
	New Zealand Oil & Gas, Ltd.	1,659,791	487,997	0.0%
	New Zealand Refining Co., Ltd. (The)	574,344	1,337,929	0.1%
	Nuplex Industries, Ltd.	1,278,378	3,682,963	0.3%
#	NZX, Ltd.	952,265	618,093	0.1%
#	Opus International Consultants, Ltd.	12,925	10,328	0.0%
*	Pacific Edge, Ltd.	418,982	128,882	0.0%
#	PGG Wrightson, Ltd.	999,976	280,518	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	515,305	6,277,712	0.5%
#	Restaurant Brands New Zealand, Ltd.	459,407	1,330,712	0.1%
*	Richina Pacific, Ltd.	274,180	—	0.0%
*	Rubicon, Ltd.	1,442,620	323,168	0.0%
#	Ryman Healthcare, Ltd.	2,338,582	12,477,577	1.0%
	Sanford, Ltd/NZ	382,357	1,279,940	0.1%
	Scott Technology, Ltd.	39,805	39,850	0.0%
	Skellerup Holdings, Ltd.	544,971	564,220	0.1%
#	SKY Network Television, Ltd.	2,080,268	6,386,562	0.5%
	SKYCITY Entertainment Group, Ltd.	4,473,046	12,134,063	1.0%
	Steel & Tube Holdings, Ltd.	441,625	832,032	0.1%
	Summerset Group Holdings, Ltd.	424,681	1,129,181	0.1%
	Tourism Holdings, Ltd.	267,004	399,673	0.0%
	Tower, Ltd.	871,114	1,232,775	0.1%
#	Trade Me Group, Ltd.	1,612,087	3,996,728	0.3%
	TrustPower, Ltd.	70,988	374,987	0.0%
#	Vector, Ltd.	1,294,580	2,894,275	0.2%
#	Warehouse Group, Ltd. (The)	698,604	1,290,496	0.1%
#*	Xero, Ltd.	149,369	1,619,590	0.1%
	Z Energy, Ltd.	59,640	270,578	0.0%
TOTAL NEW ZEALAND			128,074,831	10.4%

SINGAPORE — (8.8%)
*	Abterra, Ltd.	531,800	142,752	0.0%
	Amara Holdings, Ltd.	922,800	299,814	0.0%
	Ascendas India Trust	26,500	16,552	0.0%
#	ASL Marine Holdings, Ltd.	816,600	211,231	0.0%
	Aspial Corp., Ltd.	72,959	16,149	0.0%
#*	Ausgroup, Ltd.	3,548,500	388,635	0.0%
	Baker Technology, Ltd.	1,272,000	178,028	0.0%

13

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Banyan Tree Holdings, Ltd.	1,022,900	$365,148	0.0%
#*	Biosensors International Group, Ltd.	6,409,437	3,111,155	0.3%
	Bonvests Holdings, Ltd.	950,000	844,210	0.1%
*	Boustead Projects, Ltd.	497,612	300,004	0.0%
	Boustead Singapore, Ltd.	1,658,706	1,133,910	0.1%
#	Breadtalk Group, Ltd.	881,800	746,920	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	199,030	0.0%
	Bukit Sembawang Estates, Ltd.	599,603	2,018,409	0.2%
*	Bund Center Investment, Ltd.	2,639,300	347,024	0.0%
#	Centurion Corp., Ltd.	825,900	246,780	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	1,540,999	790,658	0.1%
#	China Merchants Holdings Pacific, Ltd.	1,191,709	811,599	0.1%
	Chip Eng Seng Corp., Ltd.	3,445,300	1,684,402	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	947,883	0.1%
	Civmec, Ltd.	53,200	15,502	0.0%
#	Cordlife Group, Ltd.	98,500	95,251	0.0%
#	Cosco Corp. Singapore, Ltd.	6,805,600	1,821,757	0.2%
	Creative Technology, Ltd.	272,200	255,835	0.0%
*	CSC Holdings, Ltd.	646,800	15,075	0.0%
	CSE Global, Ltd.	3,285,200	1,159,620	0.1%
#	CWT, Ltd.	1,403,400	2,003,369	0.2%
	Datapulse Technology, Ltd.	89,000	5,675	0.0%
#*	Del Monte Pacific, Ltd.	1,458,464	311,261	0.0%
*	Delong Holdings, Ltd.	1,231,000	90,918	0.0%
*	DMX Technologies Group, Ltd.	2,096,000	128,672	0.0%
#	Dyna-Mac Holdings, Ltd.	2,194,400	303,571	0.0%
	Elec & Eltek International Co., Ltd.	147,000	114,759	0.0%
	Ellipsiz, Ltd.	36,900	7,691	0.0%
	EnGro Corp., Ltd.	354,000	263,774	0.0%
	Eu Yan Sang International, Ltd.	786,600	251,968	0.0%
#	Ezion Holdings, Ltd.	4,543,260	2,262,089	0.2%
#*	Ezra Holdings, Ltd.	16,462,023	1,432,592	0.1%
#	Falcon Energy Group, Ltd.	2,008,800	344,410	0.0%
	Far East Orchard, Ltd.	1,074,985	1,153,653	0.1%
#	First Resources, Ltd.	1,271,600	1,703,394	0.1%
	First Sponsor Group, Ltd.	440,661	386,395	0.0%
	FJ Benjamin Holdings, Ltd.	1,185,700	80,932	0.0%
*	Food Empire Holdings, Ltd.	1,256,400	210,314	0.0%
#	Fragrance Group, Ltd.	6,077,000	832,660	0.1%
	Frasers Centrepoint, Ltd.	171,800	199,772	0.0%
	Fu Yu Corp., Ltd.	183,300	21,339	0.0%
#*	Gallant Venture, Ltd.	4,927,900	806,520	0.1%
#*	Geo Energy Resources, Ltd.	432,000	44,341	0.0%
	GK Goh Holdings, Ltd.	1,484,065	873,181	0.1%
	Global Premium Hotels, Ltd.	559,480	115,543	0.0%
*	Global Yellow Pages, Ltd.	19,750	2,708	0.0%
#*	GMG Global, Ltd.	1,788,330	490,708	0.1%
#	Golden Agri-Resources, Ltd.	5,544,600	1,538,750	0.1%
	GP Batteries International, Ltd.	235,000	146,850	0.0%
	GP Industries, Ltd.	2,567,609	1,249,811	0.1%
	GSH Corp., Ltd.	60,860	11,752	0.0%
#	GuocoLand, Ltd.	403,714	535,891	0.1%

14

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	GuocoLeisure, Ltd.	3,267,800	$2,083,300	0.2%
*	Hanwell Holdings, Ltd.	1,771,219	333,952	0.0%
*	HG Metal Manufacturing, Ltd.	1,262,600	38,738	0.0%
	Hi-P International, Ltd.	1,271,600	472,054	0.0%
	Hiap Hoe, Ltd.	353,000	176,683	0.0%
*	HLH Group, Ltd.	6,882,400	54,081	0.0%
	Ho Bee Land, Ltd.	1,604,700	2,254,461	0.2%
#	Hong Fok Corp., Ltd.	3,228,540	1,659,715	0.1%
	Hong Leong Asia, Ltd.	690,700	421,330	0.0%
	Hotel Grand Central, Ltd.	1,461,261	1,333,355	0.1%
	Hour Glass, Ltd. (The)	1,814,832	951,980	0.1%
*	HTL International Holdings, Ltd.	1,063,843	273,686	0.0%
	HupSteel, Ltd.	1,572,875	171,082	0.0%
	Hwa Hong Corp., Ltd.	2,123,500	493,856	0.1%
#	Hyflux, Ltd.	3,165,300	1,530,913	0.1%
	Indofood Agri Resources, Ltd.	3,368,800	1,367,133	0.1%
*	InnoTek, Ltd.	512,500	63,754	0.0%
	Innovalues, Ltd.	1,146,900	637,755	0.1%
	Interplex Holdings, Ltd.	1,314,300	661,844	0.1%
#	IPC Corp., Ltd.	414,300	401,104	0.0%
	Isetan Singapore, Ltd.	119,000	380,098	0.0%
*	Jiutian Chemical Group, Ltd.	1,712,100	37,893	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
#	K1 Ventures, Ltd.	4,952,600	707,442	0.1%
#	Keppel Infrastructure Trust	4,622,832	1,714,032	0.1%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,415,438	0.1%
	Koh Brothers Group, Ltd.	1,432,000	312,185	0.0%
	KSH Holdings, Ltd.	52,000	22,373	0.0%
*	Li Heng Chemical Fibre Technologies, Ltd.	410,600	151,742	0.0%
	Lian Beng Group, Ltd.	2,238,100	844,206	0.1%
#*	Linc Energy, Ltd.	1,799,796	206,529	0.0%
	Low Keng Huat Singapore, Ltd.	889,800	396,487	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	304,695	0.0%
	M1, Ltd.	505,600	1,023,712	0.1%
	Mandarin Oriental International, Ltd.	24,900	38,055	0.0%
*	Marco Polo Marine, Ltd.	884,000	134,550	0.0%
*	mDR, Ltd.	3,997,000	14,163	0.0%
	Mermaid Maritime PCL	1,741,200	218,493	0.0%
	Metro Holdings, Ltd.	2,026,092	1,299,685	0.1%
	Mewah International, Inc.	1,183,000	261,326	0.0%
#	Midas Holdings, Ltd.	7,943,100	1,776,388	0.2%
#	Nam Cheong, Ltd.	6,922,840	826,951	0.1%
#*	Neptune Orient Lines, Ltd.	3,386,600	2,398,728	0.2%
	New Toyo International Holdings, Ltd.	1,624,000	230,621	0.0%
#	Noble Group, Ltd.	13,704,600	4,920,488	0.4%
	NSL, Ltd.	409,900	410,007	0.0%
*	OKH Global, Ltd.	1,252,200	581,005	0.1%
	Olam International, Ltd.	247,400	352,216	0.0%
#	OSIM International, Ltd.	1,757,300	1,703,892	0.1%
*	Otto Marine, Ltd.	549,175	147,255	0.0%
	OUE, Ltd.	1,809,700	2,312,790	0.2%
	Oxley Holdings, Ltd.	1,061,700	317,033	0.0%

15

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Pacific Radiance, Ltd.	452,600	$122,468	0.0%
	Pan-United Corp., Ltd.	1,948,600	940,765	0.1%
	Penguin International, Ltd.	1,577,100	168,378	0.0%
#	Petra Foods, Ltd.	781,000	1,348,235	0.1%
#	Q&M Dental Group Singapore, Ltd.	1,525,000	852,235	0.1%
	QAF, Ltd.	1,255,162	934,790	0.1%
#	Raffles Education Corp., Ltd.	4,176,710	864,620	0.1%
	Raffles Medical Group, Ltd.	646,391	1,982,955	0.2%
	Religare Health Trust	149,500	106,002	0.0%
*	RH Petrogas, Ltd.	66,800	10,681	0.0%
#	Rickmers Maritime	1,008,350	147,012	0.0%
	Riverstone Holdings, Ltd.	28,700	40,752	0.0%
	Rotary Engineering, Ltd.	1,443,100	406,661	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	97,154	0.0%
*	S I2I, Ltd.	31,655	17,896	0.0%
	San Teh, Ltd.	358,087	61,423	0.0%
	SATS, Ltd.	1,050,100	2,837,992	0.2%
	SBS Transit, Ltd.	926,200	1,215,454	0.1%
#	SembCorp Marine, Ltd.	53,900	89,690	0.0%
	Sheng Siong Group, Ltd.	1,955,100	1,183,454	0.1%
	SHS Holdings, Ltd.	2,304,100	419,315	0.0%
*	SIIC Environment Holdings, Ltd.	22,720	13,749	0.0%
	Sim Lian Group, Ltd.	2,216,555	1,440,454	0.1%
#	Sinarmas Land, Ltd.	5,746,800	1,963,286	0.2%
	Sing Holdings, Ltd.	1,134,000	242,463	0.0%
	Sing Investments & Finance, Ltd.	297,675	262,780	0.0%
#	Singapore Post, Ltd.	751,800	1,014,813	0.1%
	Singapore Reinsurance Corp., Ltd.	1,514,530	356,563	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	344,447	0.0%
	Singapura Finance, Ltd.	348,124	235,521	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,095,300	519,703	0.1%
#	SMRT Corp., Ltd.	2,688,700	2,797,599	0.2%
	Stamford Land Corp., Ltd.	3,188,100	1,173,264	0.1%
	Straco Corp., Ltd.	130,000	81,520	0.0%
	Sunningdale Tech, Ltd.	724,360	438,770	0.0%
#*	SunVic Chemical Holdings, Ltd.	1,979,700	330,543	0.0%
#	Super Group, Ltd.	2,585,500	1,656,165	0.1%
#*	Swiber Holdings, Ltd.	2,895,250	535,083	0.1%
#	Swissco Holdings, Ltd.	768,400	141,620	0.0%
	Tat Hong Holdings, Ltd.	2,013,500	802,665	0.1%
*	Thakral Corp., Ltd.	183,065	38,280	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,090,650	304,815	0.0%
	Tuan Sing Holdings, Ltd.	4,076,571	987,800	0.1%
	UMS Holdings, Ltd.	1,888,400	679,242	0.1%
	United Engineers, Ltd.	2,765,928	3,916,737	0.3%
	United Industrial Corp., Ltd.	4,800	10,545	0.0%
	United Overseas Insurance, Ltd.	181,850	566,709	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,887,972	1,940,879	0.2%
#	UOL Group, Ltd.	141,600	660,813	0.1%
#	UPP Holdings, Ltd.	2,972,500	390,348	0.0%
	Valuetronics Holdings, Ltd.	347,100	104,763	0.0%
#*	Vard Holdings, Ltd.	3,937,100	1,064,937	0.1%

16

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Venture Corp., Ltd.	1,654,300	$9,749,130	0.8%
#	Vibrant Group, Ltd.	1,871,915	486,667	0.1%
	Vicom, Ltd.	116,600	509,723	0.1%
	Wee Hur Holdings, Ltd.	2,670,400	562,656	0.1%
#	Wheelock Properties Singapore, Ltd.	1,175,400	1,277,639	0.1%
	Wing Tai Holdings, Ltd.	2,762,267	3,437,428	0.3%
	Yeo Hiap Seng, Ltd.	223,731	215,082	0.0%
	YHI International, Ltd.	1,174,000	143,948	0.0%
*	Yongnam Holdings, Ltd.	1,984,800	551,475	0.1%
	Zhongmin Baihui Retail Group, Ltd.	26,900	34,179	0.0%
TOTAL SINGAPORE			132,762,585	10.8%
TOTAL COMMON STOCKS			1,226,095,408	99.8%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	FAR, Ltd. Rights 11/18/15	386,084	826	0.0%
*	FlexiGroup, Ltd. Rights 11/16/15	135,143	—	0.0%
*	Quickstep Holdings, Ltd. Rights 11/24/15	48,222	1,547	0.0%
*	Ten Network Holdings, Ltd. Rights 11/12/15	2,051,258	—	0.0%
*	Treasury Wine Estates, Ltd. Rights 11/04/15	137,111	—	0.0%
TOTAL AUSTRALIA			2,373	0.0%

HONG KONG — (0.0%)
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	151	0.0%
*	HNA International Investment Holdings, Ltd. Rights 11/10/15	17,967,256	23,182	0.0%
TOTAL HONG KONG			23,333	0.0%
TOTAL RIGHTS/WARRANTS			25,706	0.0%
TOTAL INVESTMENT SECURITIES			1,226,121,114

			Value†
SECURITIES LENDING COLLATERAL — (18.7%)
§@	DFA Short Term Investment Fund	24,403,671	282,350,469	23.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,727,795,864)			$1,508,471,583	122.8%

17

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,728,779	$606,141,272	—	$615,870,051
China	—	1,340,267	—	1,340,267
Hong Kong	315,879	347,731,795	—	348,047,674
New Zealand	—	128,074,831	—	128,074,831
Singapore	581,005	132,181,580	—	132,762,585
Rights/Warrants
Australia	—	2,373	—	2,373
Hong Kong	—	23,333	—	23,333
Securities Lending Collateral	—	282,350,469	—	282,350,469
TOTAL	$10,625,663	$1,497,845,920	—	$1,508,471,583

18

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.1%)
Consumer Discretionary — (27.2%)
	4imprint Group P.L.C.	95,741	$1,907,657	0.1%
	888 Holdings P.L.C.	915,856	2,277,188	0.1%
	Barratt Developments P.L.C.	1,376,879	12,970,840	0.6%
	Bellway P.L.C.	634,613	25,348,219	1.2%
	Berkeley Group Holdings P.L.C.	664,403	33,910,166	1.6%
	Betfair Group P.L.C.	337,205	16,751,925	0.8%
	Bloomsbury Publishing P.L.C.	274,093	703,410	0.0%
	Bovis Homes Group P.L.C.	827,518	13,052,819	0.6%
	Bwin Party Digital Entertainment P.L.C.	2,836,202	4,887,329	0.2%
*	Carpetright P.L.C.	77,554	590,774	0.0%
	Centaur Media P.L.C.	537,905	666,000	0.0%
	Cineworld Group P.L.C.	1,217,466	10,343,440	0.5%
	Connect Group P.L.C.	1,254,090	3,216,278	0.2%
	Crest Nicholson Holdings P.L.C.	615,117	5,145,159	0.2%
	Creston P.L.C.	22,394	52,121	0.0%
	Daily Mail & General Trust P.L.C.	1,406,012	16,198,309	0.8%
	Darty P.L.C.	1,332,051	2,018,881	0.1%
	Debenhams P.L.C.	6,930,594	9,531,566	0.5%
	Dignity P.L.C.	249,726	9,333,120	0.4%
	Domino's Pizza Group P.L.C.	845,611	14,211,052	0.7%
	Dunelm Group P.L.C.	356,684	5,206,101	0.2%
*	Enterprise Inns P.L.C.	2,906,065	4,805,602	0.2%
	Entertainment One, Ltd.	403,836	1,365,003	0.1%
	Euromoney Institutional Investor P.L.C.	285,280	4,166,908	0.2%
*	Findel P.L.C.	303,005	1,169,679	0.1%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C. Class A	134,418	2,445,288	0.1%
*	Future P.L.C.	1,301,863	220,227	0.0%
	Games Workshop Group P.L.C.	98,402	846,427	0.0%
	Greene King P.L.C.	1,786,209	22,097,245	1.1%
	Halfords Group P.L.C.	1,199,596	8,029,382	0.4%
	Headlam Group P.L.C.	372,352	3,103,801	0.1%
	Henry Boot P.L.C.	417,992	1,485,255	0.1%
	Home Retail Group P.L.C.	3,986,671	6,890,695	0.3%
*	Hornby P.L.C.	58,136	82,076	0.0%
	Howden Joinery Group P.L.C.	3,331,582	23,761,899	1.1%
	Huntsworth P.L.C.	938,084	547,806	0.0%
	Inchcape P.L.C.	2,234,351	27,479,055	1.3%
	Informa P.L.C.	3,309,192	28,940,061	1.4%
	ITE Group P.L.C.	1,362,242	2,936,356	0.1%
	J D Wetherspoon P.L.C.	479,569	5,719,725	0.3%
	JD Sports Fashion P.L.C.	465,078	6,912,249	0.3%
	John Menzies P.L.C.	285,509	1,779,577	0.1%
*	Johnston Press P.L.C.	20,800	21,925	0.0%
	Ladbrokes P.L.C.	5,357,119	8,707,316	0.4%
	Laura Ashley Holdings P.L.C.	1,465,488	623,339	0.0%
	Lookers P.L.C.	1,887,905	5,108,200	0.2%
	Marston's P.L.C.	3,383,199	8,414,972	0.4%
	Millennium & Copthorne Hotels P.L.C.	1,010,134	7,487,035	0.4%
*	Mitchells & Butlers P.L.C.	983,721	5,362,756	0.3%
	MJ Gleeson P.L.C.	189,171	1,424,771	0.1%

1

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Mothercare P.L.C.	641,709	$2,340,054	0.1%
	N Brown Group P.L.C.	907,387	5,231,685	0.3%
#*	Ocado Group P.L.C.	1,689,648	9,788,980	0.5%
	Pendragon P.L.C.	5,239,627	3,616,069	0.2%
	Pets at Home Group P.L.C.	480,600	2,137,372	0.1%
	Photo-Me International P.L.C.	625,898	1,528,813	0.1%
	Poundland Group P.L.C.	499,356	2,116,783	0.1%
*	Punch Taverns P.L.C.	133,442	252,471	0.0%
	Rank Group P.L.C.	223,416	953,576	0.0%
	Redrow P.L.C.	1,453,828	10,375,758	0.5%
	Restaurant Group P.L.C. (The)	1,038,492	11,462,910	0.6%
	Rightmove P.L.C.	477,301	28,190,029	1.4%
*	Sportech P.L.C.	371,065	352,082	0.0%
	STV Group P.L.C.	4,868	32,586	0.0%
*	SuperGroup P.L.C.	239,090	5,380,490	0.3%
	Taylor Wimpey P.L.C.	8,920,064	27,173,690	1.3%
	Ted Baker P.L.C.	147,168	6,856,882	0.3%
*	Thomas Cook Group P.L.C.	7,258,705	13,727,552	0.7%
	Topps Tiles P.L.C.	882,174	1,976,385	0.1%
	Trinity Mirror P.L.C.	1,627,618	4,273,779	0.2%
	UBM P.L.C.	2,265,761	17,849,269	0.9%
	UTV Media P.L.C.	451,514	1,268,443	0.1%
	Vitec Group P.L.C. (The)	159,205	1,575,893	0.1%
	WH Smith P.L.C.	680,498	17,851,799	0.9%
	William Hill P.L.C.	4,450,569	21,715,526	1.0%
	Wilmington P.L.C.	334,384	1,396,299	0.1%
Total Consumer Discretionary			579,682,159	27.8%

Consumer Staples — (5.2%)
	A.G.BARR P.L.C.	417,894	3,404,506	0.2%
	Anglo-Eastern Plantations P.L.C.	104,452	959,268	0.1%
	Booker Group P.L.C.	7,899,680	22,625,829	1.1%
	Britvic P.L.C.	1,223,553	13,153,355	0.6%
	Cranswick P.L.C.	260,891	6,906,018	0.3%
	Dairy Crest Group P.L.C.	743,682	7,368,758	0.4%
	Devro P.L.C.	935,205	4,091,655	0.2%
	Greencore Group P.L.C.	2,240,575	10,417,976	0.5%
	Greggs P.L.C.	539,599	9,874,793	0.5%
	Hilton Food Group P.L.C.	24,794	177,812	0.0%
	McBride P.L.C.	860,692	2,131,109	0.1%
	McColl's Retail Group P.L.C.	6,083	13,786	0.0%
*	Premier Foods P.L.C.	3,793,568	1,986,100	0.1%
	PZ Cussons P.L.C.	1,346,306	6,232,146	0.3%
	REA Holdings P.L.C.	50,639	206,734	0.0%
	Stock Spirits Group P.L.C.	287,316	844,022	0.0%
	Tate & Lyle P.L.C.	2,291,490	21,033,777	1.0%
Total Consumer Staples			111,427,644	5.4%

Energy — (3.9%)
#	Afren P.L.C.	5,446,344	149,870	0.0%
	Amec Foster Wheeler P.L.C.	1,933,881	21,160,938	1.0%
	Anglo Pacific Group P.L.C.	578,701	638,721	0.0%

2

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
*	Cairn Energy P.L.C.	2,512,540	$5,782,804	0.3%
*	EnQuest P.L.C.	3,485,836	1,451,716	0.1%
	Fortune Oil CVR	6,238,485	36,065	0.0%
	Gulf Marine Services P.L.C.	31,549	56,636	0.0%
*	Hardy Oil & Gas P.L.C.	2,590	1,055	0.0%
	Hunting P.L.C.	697,468	3,865,997	0.2%
	James Fisher & Sons P.L.C.	238,889	3,523,416	0.2%
	John Wood Group P.L.C.	1,939,124	17,801,885	0.9%
*	Lamprell P.L.C.	1,336,066	2,454,603	0.1%
*	Ophir Energy P.L.C.	795,682	1,173,613	0.1%
	Petrofac, Ltd.	1,323,447	17,172,041	0.8%
*	Premier Oil P.L.C.	2,461,246	2,589,879	0.1%
#	Soco International P.L.C.	966,138	2,621,091	0.1%
	Stobart Group, Ltd.	750,349	1,280,444	0.1%
*	Tullow Oil P.L.C.	866,800	2,707,430	0.1%
Total Energy			84,468,204	4.1%

Financials — (15.2%)
	Amlin P.L.C.	2,732,771	27,729,450	1.3%
	Arrow Global Group P.L.C.	165,247	633,866	0.0%
#	Ashmore Group P.L.C.	1,776,941	7,375,298	0.4%
	Bank of Georgia Holdings P.L.C.	148,711	4,578,632	0.2%
	Beazley P.L.C.	2,583,691	14,442,058	0.7%
	Brewin Dolphin Holdings P.L.C.	1,461,244	6,064,206	0.3%
	Capital & Counties Properties P.L.C.	459,047	3,141,573	0.2%
	Charles Stanley Group P.L.C.	122,025	686,745	0.0%
	Charles Taylor P.L.C.	192,071	804,240	0.0%
	Chesnara P.L.C.	585,048	2,941,701	0.1%
	Close Brothers Group P.L.C.	775,985	17,484,739	0.8%
	Countrywide P.L.C.	428,322	3,069,079	0.2%
	Daejan Holdings P.L.C.	30,985	3,025,356	0.2%
	Development Securities P.L.C.	610,192	2,241,390	0.1%
	esure Group P.L.C.	583,747	2,383,815	0.1%
	Foxtons Group P.L.C.	453,959	1,396,152	0.1%
	Hansard Global P.L.C.	16,468	28,433	0.0%
*	Harworth Group P.L.C.	306,801	57,343	0.0%
	Helical Bar P.L.C.	629,075	4,281,256	0.2%
	Henderson Group P.L.C.	5,673,481	25,007,836	1.2%
	Hiscox, Ltd.	1,480,745	22,019,824	1.1%
	ICAP P.L.C.	2,825,338	19,125,468	0.9%
	IG Group Holdings P.L.C.	1,862,861	21,652,988	1.0%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	473,796	4,123,645	0.2%
	International Personal Finance P.L.C.	667,182	3,799,560	0.2%
#*	IP Group P.L.C.	1,388,994	5,081,200	0.2%
	Jardine Lloyd Thompson Group P.L.C.	630,040	9,147,117	0.4%
	Jupiter Fund Management P.L.C.	1,950,736	13,530,577	0.7%
	Just Retirement Group P.L.C.	100,392	256,296	0.0%
	Lancashire Holdings, Ltd.	1,084,204	11,877,116	0.6%
	LSL Property Services P.L.C.	326,965	1,665,552	0.1%
	Man Group P.L.C.	9,267,447	23,786,481	1.1%
	Novae Group P.L.C.	308,857	4,147,198	0.2%

3

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Partnership Assurance Group P.L.C.	11,106	$22,934	0.0%
	Phoenix Group Holdings	1,072,614	14,104,792	0.7%
	Rathbone Brothers P.L.C.	160,021	5,558,300	0.3%
*	Raven Russia, Ltd.	1,086,511	721,106	0.0%
	S&U P.L.C.	20,417	738,355	0.0%
	Savills P.L.C.	674,500	9,519,761	0.5%
	ST Modwen Properties P.L.C.	1,034,835	7,004,612	0.3%
	Tullett Prebon P.L.C.	1,209,924	6,543,502	0.3%
	UNITE Group P.L.C. (The)	1,189,599	12,174,176	0.6%
*	Waterloo Investment Holdings, Ltd.	5,979	645	0.0%
Total Financials			323,974,373	15.5%

Health Care — (2.8%)
*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	191,938	0.0%
*	BTG P.L.C.	1,329,188	11,285,819	0.6%
*	Circassia Pharmaceuticals P.L.C.	89,359	384,477	0.0%
	Consort Medical P.L.C.	236,219	3,551,132	0.2%
	Dechra Pharmaceuticals P.L.C.	433,950	6,473,163	0.3%
	Genus P.L.C.	295,529	6,614,696	0.3%
	Hikma Pharmaceuticals P.L.C.	1,196	39,853	0.0%
	Indivior P.L.C.	1,169,125	3,693,886	0.2%
*	Oxford Biomedica P.L.C.	1,540,589	149,937	0.0%
*	Skyepharma P.L.C.	322,164	1,565,919	0.1%
	Synergy Health P.L.C.	300,498	10,770,504	0.5%
	UDG Healthcare P.L.C.	1,247,003	9,129,581	0.4%
*	Vectura Group P.L.C.	2,022,409	5,444,938	0.3%
Total Health Care			59,295,843	2.9%

Industrials — (23.3%)
	Aggreko P.L.C.	27,810	392,005	0.0%
	Air Partner P.L.C.	40,969	257,802	0.0%
	Alumasc Group P.L.C. (The)	120,110	347,205	0.0%
	Avon Rubber P.L.C.	99,990	1,753,144	0.1%
*	Balfour Beatty P.L.C.	3,705,993	14,204,180	0.7%
	BBA Aviation P.L.C.	5,822,256	17,104,109	0.8%
	Berendsen P.L.C.	870,366	13,722,600	0.7%
	Bodycote P.L.C.	1,203,191	9,505,065	0.5%
	Braemar Shipping Services P.L.C.	84,411	611,904	0.0%
	Brammer P.L.C.	618,328	2,191,715	0.1%
	Cape P.L.C.	648,113	2,295,920	0.1%
	Carillion P.L.C.	2,366,457	11,132,727	0.5%
	Carr's Group P.L.C.	343,111	804,207	0.0%
	Castings P.L.C.	157,187	1,077,070	0.1%
	Chemring Group P.L.C.	1,179,529	3,127,496	0.2%
	Clarkson P.L.C.	64,020	2,389,402	0.1%
	Cobham P.L.C.	5,746,923	24,536,962	1.2%
	Communisis P.L.C.	1,041,989	836,024	0.0%
	Costain Group P.L.C.	408,045	2,368,529	0.1%
	DCC P.L.C.	392,281	31,446,253	1.5%
	De La Rue P.L.C.	554,659	3,951,073	0.2%
#	Dialight P.L.C.	103,553	878,431	0.0%

4

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Diploma P.L.C.	596,754	$5,871,647	0.3%
	Fenner P.L.C.	1,016,768	2,384,591	0.1%
*	Firstgroup P.L.C.	5,943,374	8,846,055	0.4%
*	Flybe Group P.L.C.	223,132	293,899	0.0%
	Galliford Try P.L.C.	403,207	9,288,032	0.5%
	Go-Ahead Group P.L.C.	235,710	8,800,937	0.4%
	Goodwin P.L.C.	383	14,511	0.0%
	Grafton Group P.L.C.	951,619	9,888,759	0.5%
	Harvey Nash Group P.L.C.	46,693	66,980	0.0%
	Hays P.L.C.	7,141,914	15,472,894	0.7%
	HellermannTyton Group P.L.C.	19,913	145,377	0.0%
	Hogg Robinson Group P.L.C.	134,014	127,700	0.0%
	HomeServe P.L.C.	1,386,489	8,653,824	0.4%
	IMI P.L.C.	888,298	13,026,142	0.6%
	Interserve P.L.C.	758,481	6,481,129	0.3%
	Keller Group P.L.C.	382,069	4,788,166	0.2%
	Kier Group P.L.C.	436,897	9,254,033	0.4%
	Lavendon Group P.L.C.	812,054	1,876,990	0.1%
	Management Consulting Group P.L.C.	1,467,589	332,833	0.0%
	Mears Group P.L.C.	544,440	3,475,834	0.2%
	Meggitt P.L.C.	324,652	1,768,603	0.1%
	Melrose Industries P.L.C.	5,163,700	21,125,329	1.0%
	Michael Page International P.L.C.	1,457,290	11,099,635	0.5%
	Mitie Group P.L.C.	1,970,239	9,749,223	0.5%
	Morgan Advanced Materials P.L.C.	1,570,920	6,766,362	0.3%
	Morgan Sindall Group P.L.C.	191,927	2,202,865	0.1%
	National Express Group P.L.C.	2,257,828	10,406,690	0.5%
	Norcros P.L.C.	26,378	74,991	0.0%
	Northgate P.L.C.	724,086	4,517,450	0.2%
	PayPoint P.L.C.	246,900	3,760,482	0.2%
	QinetiQ Group P.L.C.	3,243,810	11,175,814	0.5%
	Regus P.L.C.	3,349,423	17,246,433	0.8%
*	Renold P.L.C.	193,435	193,015	0.0%
	Rentokil Initial P.L.C.	9,277,900	22,069,212	1.1%
	Ricardo P.L.C.	273,631	3,812,192	0.2%
	Robert Walters P.L.C.	385,303	2,236,030	0.1%
	Rotork P.L.C.	4,248,543	12,273,105	0.6%
	RPS Group P.L.C.	1,242,128	4,488,167	0.2%
	Senior P.L.C.	2,136,201	7,454,104	0.4%
*	Serco Group P.L.C.	230,813	332,985	0.0%
	Severfield P.L.C.	1,262,597	1,197,038	0.1%
	Shanks Group P.L.C.	2,391,349	3,492,585	0.2%
	SIG P.L.C.	3,247,890	6,667,363	0.3%
	Speedy Hire P.L.C.	2,860,318	1,327,826	0.1%
	Spirax-Sarco Engineering P.L.C.	372,620	17,467,332	0.8%
	St Ives P.L.C.	654,912	1,867,369	0.1%
	Stagecoach Group P.L.C.	2,145,901	11,443,000	0.6%
	Sthree P.L.C.	407,731	2,266,433	0.1%
	T Clarke P.L.C.	147,457	175,958	0.0%
	Tarsus Group P.L.C.	207,820	717,703	0.0%
	Tribal Group P.L.C.	151,222	191,298	0.0%
	Trifast P.L.C.	447,201	773,452	0.0%

5

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Tyman P.L.C.	46,771	$185,140	0.0%
UK Mail Group P.L.C.	189,690	1,123,768	0.1%
Ultra Electronics Holdings P.L.C.	373,219	9,672,365	0.5%
Vesuvius P.L.C.	1,392,557	7,659,290	0.4%
* Volex P.L.C.	307,047	271,020	0.0%
Vp P.L.C.	161,571	1,839,922	0.1%
Weir Group P.L.C. (The)	460,518	7,565,325	0.4%
* Wincanton P.L.C.	612,048	1,901,477	0.1%
WS Atkins P.L.C.	502,623	10,651,031	0.5%
XP Power, Ltd.	74,995	1,677,216	0.1%
Total Industrials		496,910,754	23.8%

Information Technology — (8.3%)
Acal P.L.C.	202,289	782,849	0.0%
Aveva Group P.L.C.	320,952	10,136,792	0.5%
Computacenter P.L.C.	388,067	4,521,931	0.2%
E2V Technologies P.L.C.	781,676	2,814,433	0.1%
Electrocomponents P.L.C.	2,441,936	7,709,262	0.4%
Fidessa Group P.L.C.	165,096	4,979,740	0.2%
Halma P.L.C.	1,951,180	22,935,335	1.1%
* Imagination Technologies Group P.L.C.	1,324,098	4,515,342	0.2%
Innovation Group P.L.C.	5,296,310	3,241,021	0.2%
Laird P.L.C.	1,495,360	7,790,588	0.4%
Micro Focus International P.L.C.	671,015	12,970,210	0.6%
Moneysupermarket.com Group P.L.C.	2,068,485	10,645,419	0.5%
# NCC Group P.L.C.	672,477	2,853,702	0.1%
Oxford Instruments P.L.C.	210,872	1,684,637	0.1%
Pace P.L.C.	1,453,325	8,328,320	0.4%
Playtech P.L.C.	1,066,825	14,055,843	0.7%
Premier Farnell P.L.C.	1,984,877	3,058,245	0.1%
Renishaw P.L.C.	180,653	5,239,940	0.3%
RM P.L.C.	318,504	782,250	0.0%
SDL P.L.C.	388,032	2,324,010	0.1%
Sepura P.L.C.	322,176	894,004	0.0%
Spectris P.L.C.	607,600	15,583,280	0.8%
Spirent Communications P.L.C.	2,870,632	3,246,584	0.2%
Telecity Group P.L.C.	1,011,062	18,287,574	0.9%
TT electronics P.L.C.	828,017	1,630,964	0.1%
Xaar P.L.C.	362,841	2,860,779	0.1%
Xchanging P.L.C.	1,317,646	3,415,020	0.2%
Total Information Technology		177,288,074	8.5%

Materials — (7.4%)
Acacia Mining P.L.C.	711,371	2,109,971	0.1%
Alent P.L.C.	1,291,364	9,877,635	0.5%
British Polythene Industries P.L.C.	135,695	1,568,776	0.1%
Carclo P.L.C.	213,640	395,524	0.0%
Centamin P.L.C.	6,067,817	5,935,550	0.3%
Croda International P.L.C.	447,752	19,972,880	1.0%
DS Smith P.L.C.	4,938,232	29,423,520	1.4%
Elementis P.L.C.	2,286,826	8,244,817	0.4%
Essentra P.L.C.	1,311,927	16,996,260	0.8%

6

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
* Evraz P.L.C.	1,320,704	$1,720,055	0.1%
Ferrexpo P.L.C.	945,143	496,881	0.0%
Gem Diamonds, Ltd.	546,319	834,376	0.0%
Hill & Smith Holdings P.L.C.	421,094	4,423,411	0.2%
#* Hochschild Mining P.L.C.	797,908	906,925	0.0%
#* KAZ Minerals P.L.C.	1,271,344	2,273,687	0.1%
#* Lonmin P.L.C.	2,126,996	834,752	0.0%
Low & Bonar P.L.C.	1,119,286	1,155,185	0.1%
Marshalls P.L.C.	993,389	5,290,859	0.3%
Petra Diamonds, Ltd.	1,551,908	1,783,963	0.1%
#* Petropavlovsk P.L.C.	14,546,334	1,303,341	0.1%
Randgold Resources, Ltd.	7,863	527,347	0.0%
Rexam P.L.C.	861,780	7,165,517	0.3%
RPC Group P.L.C.	1,255,666	12,578,263	0.6%
Synthomer P.L.C.	1,341,595	6,813,050	0.3%
# Vedanta Resources P.L.C.	464,354	3,534,879	0.2%
Victrex P.L.C.	403,611	11,468,758	0.6%
Zotefoams P.L.C.	93,537	507,272	0.0%
Total Materials		158,143,454	7.6%

Telecommunication Services — (2.1%)
Cable & Wireless Communications P.L.C.	17,713,479	20,055,908	0.9%
Inmarsat P.L.C.	688,489	10,435,362	0.5%
KCM Group P.L.C.	3,085,959	4,125,960	0.2%
# TalkTalk Telecom Group P.L.C.	2,586,447	10,068,693	0.5%
Total Telecommunication Services		44,685,923	2.1%

Utilities — (1.7%)
Dee Valley Group P.L.C.	12,109	264,606	0.0%
Drax Group P.L.C.	2,006,082	8,044,105	0.4%
Pennon Group P.L.C.	1,974,654	24,639,490	1.2%
Telecom Plus P.L.C.	239,846	3,881,834	0.2%
Total Utilities		36,830,035	1.8%
TOTAL COMMON STOCKS		2,072,706,463	99.5%

RIGHTS/WARRANTS — (0.0%)
* Hochschild Mining P.L.C. Rights 11/03/15	299,216	125,696	0.0%
McBride P.L.C.	16,353,148	25,210	0.0%
TOTAL RIGHTS/WARRANTS		150,906	0.0%
TOTAL INVESTMENT SECURITIES		2,072,857,369

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
§@ DFA Short Term Investment Fund	5,271,316	60,989,129	2.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,629,459,086)		$2,133,846,498	102.4%

7

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$579,682,159	—	$579,682,159
Consumer Staples	—	111,427,644	—	111,427,644
Energy	—	84,468,204	—	84,468,204
Financials	—	323,974,373	—	323,974,373
Health Care	—	59,295,843	—	59,295,843
Industrials	—	496,910,754	—	496,910,754
Information Technology	—	177,288,074	—	177,288,074
Materials	—	158,143,454	—	158,143,454
Telecommunication Services	—	44,685,923	—	44,685,923
Utilities	—	36,830,035	—	36,830,035
Rights/Warrants	—	150,906	—	150,906
Securities Lending Collateral	—	60,989,129	—	60,989,129
TOTAL	—	$2,133,846,498	—	$2,133,846,498

8

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (2.5%)
	Agrana Beteiligungs AG	16,785	$1,520,175	0.0%
	AMAG Austria Metall AG	3,703	134,765	0.0%
	Andritz AG	70,828	3,558,555	0.1%
	Atrium European Real Estate, Ltd.	655,974	2,718,679	0.1%
	Austria Technologie & Systemtechnik AG	154,803	2,640,917	0.1%
	BUWOG AG	251,450	5,346,190	0.1%
	CA Immobilien Anlagen AG	238,384	4,673,468	0.1%
#*	Conwert Immobilien Invest SE	338,470	4,852,512	0.1%
#	DO & CO AG	29,001	2,721,298	0.1%
	EVN AG	199,009	2,196,059	0.1%
	Flughafen Wien AG	18,253	1,718,172	0.1%
*	IMMOFINANZ AG	15,360	39,319	0.0%
	Josef Manner & Co. AG	870	43,925	0.0%
	Kapsch TrafficCom AG	30,685	1,110,170	0.0%
#	Lenzing AG	51,632	3,944,260	0.1%
	Mayr Melnhof Karton AG	49,254	5,816,024	0.2%
	Oberbank AG	41,134	2,354,727	0.1%
	Oesterreichische Post AG	194,685	7,078,234	0.2%
	Palfinger AG	76,783	2,154,976	0.1%
	POLYTEC Holding AG	92,160	695,823	0.0%
	Porr Ag	47,954	1,304,677	0.0%
*	Raiffeisen Bank International AG	388,529	6,130,908	0.2%
	RHI AG	137,992	3,113,693	0.1%
	Rosenbauer International AG	18,560	1,558,815	0.0%
	S IMMO AG	308,031	2,737,278	0.1%
#	Schoeller-Bleckmann Oilfield Equipment AG	52,123	3,133,124	0.1%
	Semperit AG Holding	69,369	2,400,748	0.1%
	Strabag SE	99,312	2,276,666	0.1%
	Telekom Austria AG	213,845	1,288,707	0.0%
	UBM Development AG	314	11,937	0.0%
	UNIQA Insurance Group AG	563,292	5,230,911	0.1%
#	Verbund AG	63,527	899,004	0.0%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,488	1,231,684	0.0%
	Wienerberger AG	552,075	10,178,678	0.3%
#	Wolford AG	11,252	277,304	0.0%
	Zumtobel Group AG	166,510	3,784,155	0.1%
TOTAL AUSTRIA			100,876,537	2.8%

BELGIUM — (4.1%)
#*	Ablynx NV	303,349	3,999,091	0.1%
	Ackermans & van Haaren NV	134,383	20,449,775	0.6%
*	AGFA-Gevaert NV	965,465	4,115,454	0.1%
	Atenor Group	6,678	311,941	0.0%
	Banque Nationale de Belgique	986	3,413,242	0.1%
	Barco NV	65,535	4,302,561	0.1%
#	Bekaert SA	183,930	5,455,431	0.2%
*	BHF Kleinwort Benson Group	329,899	1,886,945	0.1%
	bpost SA	213,711	5,348,677	0.2%
	Celyad	1,513	59,604	0.0%
	Cie d'Entreprises CFE	49,147	6,092,886	0.2%

1

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	Cie Immobiliere de Belgique SA	14,576	$784,932	0.0%
*	Cie Maritime Belge SA	63,930	1,131,712	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	352,529	0.0%
	D'ieteren SA	131,557	4,449,158	0.1%
	Deceuninck NV	358,205	932,872	0.0%
	Econocom Group SA	343,333	3,063,297	0.1%
	Elia System Operator SA	169,789	8,212,909	0.2%
	Euronav NV	679,242	10,042,201	0.3%
	EVS Broadcast Equipment SA	74,156	2,159,978	0.1%
#	Exmar NV	174,456	1,881,265	0.1%
#	Fagron	127,980	3,139,992	0.1%
*	Galapagos NV	148,075	7,134,718	0.2%
	Gimv NV	14,240	669,068	0.0%
	Ion Beam Applications	115,719	4,125,114	0.1%
	Jensen-Group NV	13,482	307,557	0.0%
	Kinepolis Group NV	94,699	3,931,112	0.1%
#	Lotus Bakeries	1,454	2,653,280	0.1%
#*	MDxHealth	180,487	742,968	0.0%
	Melexis NV	113,838	5,543,188	0.2%
*	Mobistar SA	167,280	4,085,839	0.1%
#*	Nyrstar NV	2,609,398	3,986,886	0.1%
	Ontex Group NV	5,847	179,610	0.0%
	Picanol	28,800	1,635,094	0.0%
*	RealDolmen	8,137	147,056	0.0%
	RealDolmen NV	120	2	0.0%
	Recticel SA	199,901	1,194,406	0.0%
*	Rentabiliweb Group	18,045	135,910	0.0%
	Resilux	5,006	915,719	0.0%
*	Roularta Media Group NV	10,263	236,071	0.0%
	Sioen Industries NV	50,430	980,210	0.0%
	Sipef SA	25,871	1,397,284	0.0%
	TER Beke SA	2,260	222,198	0.0%
*	Tessenderlo Chemie NV	190,301	6,137,581	0.2%
#*	ThromboGenics NV	159,152	670,327	0.0%
	Umicore SA	434,045	18,428,703	0.5%
	Van de Velde NV	36,017	2,348,852	0.1%
#*	Viohalco SA	583,796	1,422,279	0.0%
TOTAL BELGIUM			160,817,484	4.4%

DENMARK — (4.6%)
	ALK-Abello A.S.	30,494	3,316,881	0.1%
	Alm Brand A.S.	468,716	2,655,323	0.1%
#	Ambu A.S. Class B	124,859	3,383,119	0.1%
	Arkil Holding A.S. Class B	504	87,437	0.0%
#*	Bang & Olufsen A.S.	167,328	1,100,730	0.0%
	BankNordik P/F	1,753	36,431	0.0%
*	Bavarian Nordic A.S.	143,640	5,747,746	0.2%
	Brodrene Hartmann A.S.	13,519	476,634	0.0%
*	D/S Norden A.S.	132,398	2,639,907	0.1%
	DFDS A.S.	156,210	4,744,170	0.1%
	Djurslands Bank A.S.	8,970	354,182	0.0%
	FE Bording A.S.	426	49,569	0.0%

2

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	FLSmidth & Co. A.S.	260,041	$9,843,781	0.3%
	Fluegger A.S. Class B	4,198	210,708	0.0%
*	Genmab A.S.	217,338	21,447,065	0.6%
	GN Store Nord A.S.	826,732	15,079,315	0.4%
*	GPV Industri A.S. Series B	2,200	—	0.0%
*	Greentech Energy Systems A.S.	12,775	13,593	0.0%
	Gronlandsbanken A.S.	1,125	100,803	0.0%
*	H Lundbeck A.S.	248,731	7,306,923	0.2%
*	H+H International A.S. Class B	40,093	330,391	0.0%
	Harboes Bryggeri A.S. Class B	16,516	252,469	0.0%
	IC Group A.S.	38,440	1,058,390	0.0%
*	Jeudan A.S.	5,761	571,157	0.0%
*	Jyske Bank A.S.	231,649	11,299,738	0.3%
	Lan & Spar Bank	4,981	299,566	0.0%
	Matas A.S.	18,274	331,671	0.0%
	NKT Holding A.S.	121,196	6,595,632	0.2%
#	Nordjyske Bank A.S.	34,591	573,256	0.0%
*	Parken Sport & Entertainment A.S.	33,556	266,959	0.0%
	PER Aarsleff A.S. Class B	10,732	3,601,586	0.1%
	Ringkjoebing Landbobank A.S.	23,199	4,968,897	0.1%
	Roblon A.S. Class B	2,700	96,604	0.0%
#	Rockwool International A.S. Class B	30,771	4,821,094	0.1%
	Royal Unibrew A.S.	227,860	9,022,665	0.3%
	RTX A.S.	29,629	382,398	0.0%
*	Santa Fe Group A.S.	127,806	1,015,621	0.0%
	Schouw & Co.	71,589	3,740,899	0.1%
	SimCorp A.S.	209,269	10,267,557	0.3%
	Solar A.S. Class B	26,813	1,635,306	0.1%
	Spar Nord Bank A.S.	351,498	3,366,923	0.1%
	Sydbank A.S.	351,217	11,552,865	0.3%
	TDC A.S.	343,551	1,796,047	0.1%
	Tivoli A.S.	937	458,828	0.0%
*	TK Development A.S.	608,784	741,023	0.0%
*	Topdanmark A.S.	491,266	13,072,636	0.4%
	United International Enterprises	10,218	1,595,600	0.0%
#*	Vestjysk Bank A.S.	53,413	70,894	0.0%
*	William Demant Holding A.S.	73,082	6,349,197	0.2%
#*	Zealand Pharma A.S.	62,015	1,381,614	0.0%
TOTAL DENMARK			180,111,800	4.9%

FINLAND — (6.5%)
	Ahlstrom Oyj	46,794	379,319	0.0%
	Aktia Bank Oyj	58,113	700,635	0.0%
	Alandsbanken Abp Class B	21,354	390,305	0.0%
	Alma Media Oyj	42,130	124,988	0.0%
	Amer Sports Oyj	641,324	17,999,126	0.5%
	Apetit Oyj	18,766	275,473	0.0%
#	Aspo Oyj	92,762	727,449	0.0%
	Atria Oyj	40,671	369,008	0.0%
#	BasWare Oyj	43,305	1,792,072	0.1%
#*	Biotie Therapies Oyj	1,742,936	298,937	0.0%
	Cargotec Oyj Class B	235,592	8,398,465	0.2%

3

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Caverion Corp.	522,975	$4,553,320	0.1%
	Citycon Oyj	2,156,160	5,673,668	0.2%
	Comptel Oyj	326,527	427,385	0.0%
	Cramo Oyj	181,445	3,331,905	0.1%
	Digia Oyj	48,912	351,885	0.0%
	Elisa Oyj	734,075	27,657,200	0.8%
#	F-Secure Oyj	524,454	1,566,714	0.0%
*	Finnair Oyj	450,180	1,861,347	0.1%
*	Finnlines Oyj	120,809	2,308,759	0.1%
	Fiskars Oyj Abp	190,312	3,940,236	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
	Glaston Oyj Abp	46,084	24,575	0.0%
	HKScan Oyj Class A	172,657	694,836	0.0%
	Huhtamaki Oyj	467,536	16,494,354	0.5%
	Ilkka-Yhtyma Oyj	61,503	136,092	0.0%
	Kemira Oyj	637,200	7,547,321	0.2%
	Kesko Oyj Class A	1,548	47,755	0.0%
	Kesko Oyj Class B	345,206	11,020,470	0.3%
#	Konecranes Oyj	262,339	7,032,826	0.2%
	Lassila & Tikanoja Oyj	171,857	3,324,909	0.1%
*	Lemminkainen Oyj	30,098	434,405	0.0%
	Metsa Board Oyj	1,498,878	9,536,171	0.3%
	Metso Oyj	435,774	10,668,677	0.3%
#	Munksjo Oyj	24,345	226,902	0.0%
	Neste Oyj	395,051	9,632,331	0.3%
	Nokian Renkaat Oyj	623,433	23,519,989	0.6%
	Okmetic Oyj	66,625	506,569	0.0%
#	Olvi Oyj Class A	68,749	1,667,334	0.0%
*	Oriola-KD Oyj Class A	6,054	28,906	0.0%
*	Oriola-KD Oyj Class B	628,439	3,070,867	0.1%
	Orion Oyj Class A	126,645	4,500,806	0.1%
	Orion Oyj Class B	420,544	15,020,765	0.4%
#*	Outokumpu Oyj	3,022,031	10,261,752	0.3%
#	Outotec Oyj	16,031	55,139	0.0%
	PKC Group Oyj	115,436	2,124,686	0.1%
	Ponsse Oy	45,516	871,684	0.0%
*	Poyry Oyj	188,253	818,538	0.0%
	Raisio Oyj Class V	548,453	2,583,286	0.1%
	Ramirent Oyj	336,343	2,614,066	0.1%
#	Rapala VMC Oyj	109,543	568,544	0.0%
	Revenio Group Oyj	23,248	728,831	0.0%
	Saga Furs Oyj	10,953	218,905	0.0%
#	Sanoma Oyj	754,064	3,305,838	0.1%
	SRV Group Oyj	15,301	45,110	0.0%
*	Stockmann Oyj Abp	42,474	313,159	0.0%
#*	Stockmann Oyj Abp Class B	141,026	1,098,727	0.0%
	Technopolis Oyj	562,359	2,269,961	0.1%
	Teleste Oyj	46,406	443,602	0.0%
	Tieto Oyj	295,694	7,582,569	0.2%
	Tikkurila Oyj	190,569	3,497,995	0.1%
	Uponor Oyj	283,661	3,776,579	0.1%
	Vaisala Oyj Class A	44,325	1,184,636	0.0%

4

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Valmet OYJ	342,154	$3,601,134	0.1%
	Viking Line Abp	10,366	192,301	0.0%
	YIT Oyj	107,539	566,844	0.0%
TOTAL FINLAND			256,988,942	7.0%

FRANCE — (11.6%)
	ABC Arbitrage	25,447	141,825	0.0%
	Actia Group	48,398	284,375	0.0%
#*	Air France-KLM	1,111,495	8,131,727	0.2%
	Akka Technologies	46,502	1,282,647	0.0%
	Albioma SA	84,560	1,374,683	0.0%
	Altamir	78,941	889,145	0.0%
	Alten SA	135,328	7,015,139	0.2%
	Altran Technologies SA	771,932	9,623,196	0.3%
	April SA	74,473	1,056,154	0.0%
#*	Archos	111,720	204,844	0.0%
	Arkema SA	203,698	14,885,975	0.4%
	Assystem	63,007	1,315,505	0.0%
#	Aubay	23,726	415,644	0.0%
	Audika Groupe	22,298	436,337	0.0%
	Aurea SA	862	5,752	0.0%
	Axway Software SA	28,746	766,012	0.0%
	Bastide le Confort Medical	8,920	174,921	0.0%
#	Beneteau SA	193,357	2,932,202	0.1%
	BioMerieux	71,574	8,315,004	0.2%
	Boiron SA	38,334	3,388,585	0.1%
	Bollore SA(4572709)	340,232	1,681,911	0.1%
*	Bollore SA(BZ0G303)	2,744	13,584	0.0%
	Bonduelle SCA	76,003	1,893,470	0.1%
	Burelle SA	3,739	2,754,796	0.1%
	Catering International Services	14,124	230,068	0.0%
*	Cegedim SA	23,645	836,681	0.0%
	Cegid Group SA	26,749	1,257,826	0.0%
#*	CGG SA	776,088	3,110,935	0.1%
	Chargeurs SA	91,724	785,494	0.0%
	Cie des Alpes	38,937	724,573	0.0%
*	Coface SA	12,321	99,732	0.0%
*	Derichebourg SA	554,692	1,702,277	0.1%
	Devoteam SA	26,531	862,213	0.0%
	Dom Security	2,414	79,064	0.0%
	Edenred	646,954	11,878,646	0.3%
	Eiffage SA	229,296	14,285,485	0.4%
	Electricite de Strasbourg SA	21,168	2,463,019	0.1%
	Elior	186,668	3,539,130	0.1%
#*	Eramet	28,909	1,140,488	0.0%
*	Esso SA Francaise	14,431	827,352	0.0%
#*	Etablissements Maurel et Prom	415,136	1,493,379	0.1%
	Euler Hermes Group	56,006	5,256,415	0.2%
	Eurofins Scientific SE	47,119	17,044,767	0.5%
	Euronext NV	4,994	219,321	0.0%
	Exel Industries Class A	10,330	528,111	0.0%
	Faiveley Transport SA	34,183	3,605,546	0.1%

5

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Faurecia	306,467	$12,114,187	0.3%
	Fimalac	21,783	1,958,233	0.1%
	Fleury Michon SA	5,962	426,437	0.0%
#*	GameLoft SE	286,607	1,634,277	0.1%
	Gaumont SA	13,521	790,961	0.0%
	Gaztransport Et Technigaz SA	42,536	2,128,105	0.1%
#	GEA	2,433	201,454	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,466	474,504	0.0%
	GFI Informatique SA	868	5,912	0.0%
	GL Events	46,718	890,235	0.0%
	Groupe Crit	23,459	1,271,490	0.0%
*	Groupe Flo	35,997	89,870	0.0%
*	Groupe Fnac SA	40,430	2,619,534	0.1%
#	Groupe Gorge	20,272	518,016	0.0%
	Groupe Open	26,685	366,405	0.0%
	Guerbet	33,267	2,256,425	0.1%
#	Haulotte Group SA	70,603	999,365	0.0%
	Havas SA	186,500	1,615,234	0.1%
	Herige SADCS	6,914	192,342	0.0%
#*	Hi-Media SA	12,318	53,942	0.0%
#*	Hipay Group SA	24,579	250,812	0.0%
	Imerys SA	52,485	3,591,575	0.1%
	Interparfums SA	48,452	1,239,494	0.0%
	Ipsen SA	170,560	10,756,853	0.3%
	IPSOS	161,750	3,281,170	0.1%
	Jacquet Metal Service	67,512	984,372	0.0%
	Korian SA	191,713	7,247,133	0.2%
	Lagardere SCA	619,304	18,018,902	0.5%
#	Lanson-BCC	8,795	312,286	0.0%
	Laurent-Perrier	12,372	1,072,573	0.0%
*	Le Noble Age	24,612	584,296	0.0%
	Lectra	116,672	1,376,478	0.1%
	Linedata Services	2,105	70,597	0.0%
	LISI	91,883	2,243,049	0.1%
	Maisons France Confort SA	15,298	667,837	0.0%
	Manitou BF SA	48,399	668,967	0.0%
	Manutan International	14,076	715,091	0.0%
	Mersen	117,956	2,212,994	0.1%
#*	METabolic EXplorer SA	125,599	625,664	0.0%
	Metropole Television SA	293,607	5,647,756	0.2%
	MGI Coutier	56,309	1,005,295	0.0%
	Montupet	36,225	2,839,826	0.1%
	Mr Bricolage	30,731	437,146	0.0%
#*	Naturex	30,862	2,170,814	0.1%
	Neopost SA	173,646	4,314,130	0.1%
*	Nexans SA	175,006	6,956,651	0.2%
	Nexity SA	159,595	7,062,124	0.2%
	NextRadioTV	30,079	1,181,894	0.0%
#*	Nicox	213,234	396,002	0.0%
#*	NRJ Group	71,278	661,470	0.0%
	Oeneo SA	59,200	416,888	0.0%
6

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Onxeo SA(B04P0G6)	38,734	$155,150	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	195,413	0.0%
	Orpea	159,888	12,826,710	0.4%
*	Parrot SA	46,115	2,085,939	0.1%
*	Pierre & Vacances SA	25,491	697,690	0.0%
	Plastic Omnium SA	318,364	9,189,566	0.3%
	PSB Industries SA	8,161	488,056	0.0%
#	Rallye SA	120,177	2,222,189	0.1%
*	Recylex SA	72,596	102,973	0.0%
	Rexel SA	1,044,821	14,259,517	0.4%
	Robertet SA	3,063	764,506	0.0%
	Rothschild & Co.	15,091	432,756	0.0%
	Rubis SCA	195,671	15,682,855	0.4%
	Saft Groupe SA	156,473	4,033,165	0.1%
	Samse SA	8,068	1,058,241	0.0%
	Sartorius Stedim Biotech	17,869	6,309,806	0.2%
#	Savencia SA	33,142	2,066,091	0.1%
	SEB SA	120,657	12,254,600	0.3%
	Seche Environnement SA	11,799	406,870	0.0%
#*	Sequana SA	289,137	1,243,683	0.0%
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,282,483	0.1%
#*	Societe Internationale de Plantations d'Heveas SA	7,523	215,942	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	131,412	0.0%
	Societe pour l'Informatique Industrielle	39,566	348,081	0.0%
	Societe Television Francaise 1	621,656	7,986,192	0.2%
#*	SOITEC	1,021,074	829,225	0.0%
#	Solocal Group	170,329	1,384,985	0.1%
#	Somfy SA	21,025	6,571,061	0.2%
	Sopra Steria Group	74,501	8,474,808	0.2%
*	Spir Communication SA	4,687	49,234	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	292,288	1,331,700	0.0%
	Stef SA	28,166	2,074,588	0.1%
#*	Store Electronic	12,202	180,441	0.0%
	Sword Group	31,975	835,785	0.0%
	Synergie SA	70,320	1,881,410	0.1%
	Tarkett SA	434	12,945	0.0%
#	Technicolor SA	1,482,868	10,028,405	0.3%
	Teleperformance	348,982	27,388,433	0.8%
	Tessi SA	6,807	856,997	0.0%
	TFF Group	5,065	563,739	0.0%
*	Theolia SA	614,855	398,247	0.0%
#	Thermador Groupe	12,764	1,191,900	0.0%
	Total Gabon	1,515	301,415	0.0%
	Touax SA	4,773	68,486	0.0%
	Trigano SA	46,958	2,257,804	0.1%
*	UBISOFT Entertainment	521,852	15,635,374	0.4%
	Union Financiere de France BQE SA	16,855	476,541	0.0%
#	Vallourec SA	246,190	2,725,150	0.1%
#*	Valneva SE	218,939	814,039	0.0%
#	Vetoquinol SA	16,625	697,444	0.0%
	Vicat	71,688	4,592,866	0.1%
	VIEL & Cie SA	161,700	565,861	0.0%

7

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#	Vilmorin & Cie SA	26,220	$1,847,299	0.1%
	Virbac SA	22,063	4,395,443	0.1%
	Vranken-Pommery Monopole SA	18,262	576,062	0.0%
*	Worldline SA	4,615	111,925	0.0%
TOTAL FRANCE			457,130,520	12.5%

GERMANY — (15.2%)
#*	AAP Implantate AG	1,361	2,377	0.0%
	Aareal Bank AG	409,233	15,591,008	0.4%
	Adler Modemaerkte AG	41,855	480,446	0.0%
*	ADVA Optical Networking SE	194,362	2,103,940	0.1%
#*	AIXTRON SE	396,410	2,522,532	0.1%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	569	42,318	0.0%
	Allgeier SE	26,260	485,492	0.0%
	Amadeus Fire AG	29,384	2,451,481	0.1%
*	AS Creation Tapeten	7,109	226,975	0.0%
	Aurubis AG	178,175	11,902,073	0.3%
	Axel Springer SE	191,414	10,757,415	0.3%
#*	Balda AG	123,448	465,573	0.0%
	Basler AG	3,576	175,016	0.0%
	Bauer AG	33,835	714,234	0.0%
#	BayWa AG(5838057)	73,868	2,500,373	0.1%
	BayWa AG(5838068)	124	4,841	0.0%
	Bechtle AG	80,333	7,414,481	0.2%
	Bertrandt AG	27,357	3,208,593	0.1%
	Bijou Brigitte AG	19,236	1,068,288	0.0%
#	Bilfinger SE	161,796	7,251,246	0.2%
#	Biotest AG	60,306	909,209	0.0%
*	BKN International AG	33,408	—	0.0%
#	Borussia Dortmund GmbH & Co. KGaA	473,904	2,109,811	0.1%
	CANCOM SE	77,352	3,034,380	0.1%
	Carl Zeiss Meditec AG	160,352	4,696,927	0.1%
	CENIT AG	50,676	1,000,990	0.0%
	CENTROTEC Sustainable AG	40,533	647,402	0.0%
	Cewe Stiftung & Co. KGAA	30,523	1,835,801	0.1%
	Comdirect Bank AG	173,523	2,099,791	0.1%
#	CompuGroup Medical AG	118,345	3,487,164	0.1%
*	Constantin Medien AG	340,089	689,005	0.0%
*	CropEnergies AG	114,550	708,212	0.0%
	CTS Eventim AG & Co. KGaA	216,083	8,457,381	0.2%
	Data Modul AG	11,455	450,209	0.0%
*	DEAG Deutsche Entertainment AG	13,697	57,690	0.0%
#	Delticom AG	28,981	668,748	0.0%
	Deutsche Beteiligungs AG	28,192	801,193	0.0%
*	Deutsche Lufthansa AG	180,724	2,668,885	0.1%
	Deutz AG	599,311	2,245,757	0.1%
*	Dialog Semiconductor P.L.C.	364,163	13,472,136	0.4%
	DIC Asset AG	72,280	711,151	0.0%
	DMG Mori AG	308,295	12,240,883	0.3%
	Dr Hoenle AG	25,078	690,408	0.0%
	Draegerwerk AG & Co. KGaA	8,894	570,049	0.0%

8

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Drillisch AG	220,824	$11,388,007	0.3%
	Duerr AG	133,802	11,140,724	0.3%
	Eckert & Ziegler AG	17,297	364,817	0.0%
	Elmos Semiconductor AG	53,117	787,222	0.0%
	ElringKlinger AG	130,170	2,912,601	0.1%
	Erlus AG	2,970	195,291	0.0%
#*	Euromicron AG	32,612	302,170	0.0%
*	Evotec AG	1,103,203	4,807,179	0.1%
	Fielmann AG	120,175	8,413,304	0.2%
*	First Sensor AG	19,888	247,184	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	264,210	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	32,517	2,061,665	0.1%
	Freenet AG	652,809	22,021,682	0.6%
	Fuchs Petrolub SE	152,541	6,314,171	0.2%
	Gerresheimer AG	201,267	15,693,760	0.4%
#	Gerry Weber International AG	92,101	1,499,451	0.0%
	Gesco AG	14,489	1,026,705	0.0%
	GFK SE	76,236	2,809,328	0.1%
#	GFT Technologies SE	93,571	2,759,515	0.1%
#	Grammer AG	79,765	2,127,185	0.1%
	Grenkeleasing AG	38,535	7,070,393	0.2%
*	H&R AG	10,743	97,066	0.0%
	Hamburger Hafen und Logistik AG	37,785	546,528	0.0%
#*	Heidelberger Druckmaschinen AG	1,385,127	3,976,383	0.1%
	Highlight Communications AG	94,846	495,762	0.0%
	Hochtief AG	79,951	7,438,058	0.2%
	Homag Group AG	10,908	421,693	0.0%
	Hornbach Baumarkt AG	15,658	559,434	0.0%
	Indus Holding AG	131,598	6,125,792	0.2%
#	Init Innovation In Traffic Systems AG	23,180	518,158	0.0%
	Isra Vision AG	18,038	1,073,767	0.0%
	Jenoptik AG	237,664	3,843,073	0.1%
	K+S AG	292,052	7,372,358	0.2%
*	Kampa AG	7,101	109	0.0%
	KION Group AG	256,895	11,576,174	0.3%
#	Kloeckner & Co. SE	555,392	4,947,247	0.1%
*	Koenig & Bauer AG	66,442	2,083,650	0.1%
#*	Kontron AG	437,004	1,488,540	0.0%
	Krones AG	75,044	9,025,893	0.3%
	KSB AG	3,466	1,527,755	0.1%
#	KUKA AG	137,716	11,638,089	0.3%
	KWS Saat SE	16,076	5,197,730	0.2%
	Lanxess AG	467,967	25,112,396	0.7%
	LEG Immobilien AG	289,571	23,086,112	0.6%
	Leifheit AG	12,090	625,692	0.0%
	Leoni AG	157,919	6,450,750	0.2%
#	LPKF Laser & Electronics AG	112,621	1,045,819	0.0%
#*	Manz AG	17,759	819,743	0.0%
*	MasterFlex SE	19,347	127,453	0.0%
*	Mediclin AG	88,966	351,833	0.0%
#*	Medigene AG	49,009	303,178	0.0%
	MLP AG	238,272	1,035,561	0.0%

9

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Mobotix AG	5,162	$71,475	0.0%
	MTU Aero Engines AG	247,538	22,899,395	0.6%
	Muehlbauer Holding AG	291	7,043	0.0%
	MVV Energie AG	45,742	1,035,023	0.0%
	Nemetschek AG	110,040	4,742,822	0.1%
	Nexus AG	48,934	880,666	0.0%
*	Nordex SE	307,691	10,050,478	0.3%
	Norma Group SE	180,195	9,240,923	0.3%
#	OHB SE	34,489	728,533	0.0%
	Osram Licht AG	342,154	20,106,408	0.6%
#*	Paion AG	134,475	328,176	0.0%
*	Patrizia Immobilien AG	202,336	5,562,854	0.2%
	Pfeiffer Vacuum Technology AG	54,190	6,748,382	0.2%
#	PNE Wind AG	367,537	955,751	0.0%
	Progress-Werk Oberkirch AG	7,571	286,398	0.0%
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	383,227	0.0%
	Puma SE	10,528	2,355,986	0.1%
*	PVA TePla AG	46,019	127,099	0.0%
*	QIAGEN NV	266,211	6,453,909	0.2%
#	QSC AG	247,203	433,312	0.0%
#	R Stahl AG	14,952	477,290	0.0%
	Rational AG	14,996	5,951,021	0.2%
	Rheinmetall AG	223,411	14,051,846	0.4%
	Rhoen-Klinikum AG	261,051	7,787,332	0.2%
#	RIB Software AG	77,072	951,923	0.0%
	SAF-Holland SA	248,917	3,633,031	0.1%
	Salzgitter AG	196,440	5,664,772	0.2%
#	Schaltbau Holding AG	28,415	1,582,335	0.1%
	Schloss Wachenheim AG	7,479	118,244	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	290,083	5,322,081	0.2%
	SHW AG	15,679	410,476	0.0%
#*	Singulus Technologies AG	267,898	168,967	0.0%
	Sixt SE	80,910	4,512,627	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	130,367	0.0%
#*	SMA Solar Technology AG	59,062	2,847,223	0.1%
#*	SMT Scharf AG	18,103	224,504	0.0%
	Softing AG	21,576	279,268	0.0%
	Software AG	309,788	9,000,840	0.3%
#*	Solarworld AG	774	11,511	0.0%
	Stada Arzneimittel AG	274,278	10,434,164	0.3%
	STRATEC Biomedical AG	27,911	1,625,469	0.1%
	Stroeer SE	116,515	7,351,541	0.2%
#	Suedzucker AG	431,457	8,052,037	0.2%
	Surteco SE	23,681	462,273	0.0%
#*	Suss Microtec AG	105,674	802,019	0.0%
#	TAG Immobilien AG	567,830	7,349,958	0.2%
	Takkt AG	160,610	2,982,604	0.1%
	Technotrans AG	32,047	627,913	0.0%
*	Tom Tailor Holding AG	108,631	719,921	0.0%
#*	Tomorrow Focus AG	114,390	419,427	0.0%
	USU Software AG	3,377	73,368	0.0%

10

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
*	VERBIO Vereinigte BioEnergie AG	26,041	$154,144	0.0%
*	Vossloh AG	52,719	3,874,173	0.1%
	VTG AG	80,128	2,614,356	0.1%
	Wacker Chemie AG	77,716	6,820,112	0.2%
	Wacker Neuson SE	113,712	1,581,301	0.1%
	Washtec AG	12,603	392,518	0.0%
	Wincor Nixdorf AG	158,021	8,105,059	0.2%
	XING AG	15,678	3,094,714	0.1%
#	Zeal Network SE	31,533	1,446,985	0.0%
TOTAL GERMANY			602,247,818	16.5%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Elektroniki Athinon SA	7,497	742	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			742	0.0%

IRELAND — (1.9%)
	C&C Group P.L.C.(B010DT8)	399,607	1,596,356	0.1%
	C&C Group P.L.C.(B011Y09)	1,077,904	4,292,039	0.1%
	Datalex P.L.C.	11,523	33,818	0.0%
	FBD Holdings P.L.C.	125,728	936,860	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,558,923	0.4%
	Glanbia P.L.C.(4058629)	83,878	1,625,375	0.1%
	IFG Group P.L.C.	302,015	730,712	0.0%
*	Independent News & Media P.L.C.	1,593,163	292,872	0.0%
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,965,933	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,243,148	0.0%
*	Kenmare Resources P.L.C.	4,546,361	141,043	0.0%
	Kingspan Group P.L.C.	580,389	14,039,062	0.4%
	Paddy Power P.L.C.(BWXC0Z1)	157,699	18,373,777	0.5%
	Paddy Power P.L.C.(BWT6H89)	11,062	1,279,986	0.0%
	Smurfit Kappa Group P.L.C.	546,377	15,549,351	0.4%
TOTAL IRELAND			75,659,255	2.1%

ISRAEL — (2.0%)
#*	Africa Israel Investments, Ltd.	1,160,746	856,668	0.0%
	Africa Israel Properties, Ltd.	72,055	981,687	0.0%
	Africa Israel Residences, Ltd.	594	10,817	0.0%
*	Airport City, Ltd.	280,979	2,736,372	0.1%

11

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Albaad Massuot Yitzhak, Ltd.	466	$5,543	0.0%
#*	Allot Communications, Ltd.	103,066	581,931	0.0%
#	Alrov Properties and Lodgings, Ltd.	39,214	841,152	0.0%
	Amot Investments, Ltd.	387,692	1,259,708	0.0%
	Arad, Ltd.	1,053	9,339	0.0%
	Ashtrom Properties, Ltd.	3,851	10,148	0.0%
#*	AudioCodes, Ltd.	163,675	566,589	0.0%
#	Avgol Industries 1953, Ltd.	407,132	362,630	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	270,843	0.0%
	Bayside Land Corp.	3,215	990,584	0.0%
	Big Shopping Centers, Ltd.	10,971	533,564	0.0%
*	BioLine RX, Ltd.	59,630	80,905	0.0%
#	Blue Square Real Estate, Ltd.	18,015	482,709	0.0%
*	Brack Capital Properties NV	2,454	150,556	0.0%
#*	Brainsway, Ltd.	39,554	253,406	0.0%
#*	Cellcom Israel, Ltd.	240,677	1,790,817	0.1%
#*	Ceragon Networks, Ltd.	95,438	173,683	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	141,766	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	84,865	1,292,996	0.0%
	Cohen Development & Industrial Buildings, Ltd.	2,564	56,410	0.0%
*	Compugen, Ltd.	183,598	1,138,413	0.0%
	Delek Automotive Systems, Ltd.	155,451	1,476,153	0.1%
#	Delta-Galil Industries, Ltd.	45,852	1,442,301	0.1%
	Direct Insurance Financial Investments, Ltd.	60,191	441,670	0.0%
	El Al Israel Airlines	768,779	363,766	0.0%
	Elbit Systems, Ltd.	17,731	1,405,295	0.0%
	Electra, Ltd.	8,000	1,016,507	0.0%
#	Elron Electronic Industries, Ltd.	62,094	291,004	0.0%
*	Energix-Renewable Energies, Ltd.	1	—	0.0%
*	Equital, Ltd.	7,312	127,785	0.0%
#*	Evogene, Ltd.	70,559	543,148	0.0%
*	EZchip Semiconductor, Ltd.	135,475	3,302,056	0.1%
#	First International Bank Of Israel, Ltd.	137,840	1,727,712	0.1%
	FMS Enterprises Migun, Ltd.	10,489	199,456	0.0%
	Formula Systems 1985, Ltd.	39,602	1,162,268	0.0%
#	Fox Wizel, Ltd.	17,221	273,699	0.0%
	Frutarom Industries, Ltd.	169,139	7,303,905	0.2%
#*	Gilat Satellite Networks, Ltd.	46,364	162,528	0.0%
	Golf & Co., Ltd.	74,605	147,917	0.0%
#*	Hadera Paper, Ltd.	10,176	288,874	0.0%
#	Harel Insurance Investments & Financial Services, Ltd.	462,997	1,955,281	0.1%
	Hilan, Ltd.	3,331	43,913	0.0%
	IDI Insurance Co., Ltd.	652	32,649	0.0%
#	Industrial Buildings Corp., Ltd.	356,888	326,608	0.0%
*	Israel Discount Bank, Ltd. Class A	2,847,609	5,208,511	0.2%
	Israel Land Development Co., Ltd. (The)	22,310	92,138	0.0%
	Ituran Location and Control, Ltd.	84,608	1,736,743	0.1%
*	Jerusalem Oil Exploration	41,987	1,677,770	0.1%
#*	Kamada, Ltd.	119,151	479,322	0.0%
*	Kenon Holdings, Ltd.	636	8,328	0.0%
*	Kerur Holdings, Ltd.	2,133	33,809	0.0%
	Klil Industries, Ltd.	394	24,454	0.0%

12

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Maabarot Products, Ltd.	21,999	$258,740	0.0%
	Magic Software Enterprises, Ltd.	91,003	496,334	0.0%
	Matrix IT, Ltd.	176,473	1,084,673	0.0%
	Maytronics, Ltd.	80,788	206,426	0.0%
#*	Mazor Robotics, Ltd.	180,104	992,887	0.0%
	Meitav DS Investments, Ltd.	38,130	95,798	0.0%
	Melisron, Ltd.	52,894	1,844,640	0.1%
	Menorah Mivtachim Holdings, Ltd.	116,610	1,019,985	0.0%
	Migdal Insurance & Financial Holding, Ltd.	330,806	301,249	0.0%
#	Mivtach Shamir Holdings, Ltd.	22,547	449,770	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	903,633	0.0%
	Neto ME Holdings, Ltd.	5,411	328,613	0.0%
#*	Nova Measuring Instruments, Ltd.	111,079	1,158,624	0.0%
*	Oil Refineries, Ltd.	5,367,932	1,961,738	0.1%
	Osem Investments, Ltd.	61,591	1,192,243	0.0%
#*	Partner Communications Co., Ltd.	379,431	1,718,065	0.1%
	Paz Oil Co., Ltd.	20,754	3,091,758	0.1%
*	Perion Network, Ltd.	16,455	35,143	0.0%
	Phoenix Holdings, Ltd. (The)	270,273	708,240	0.0%
	Plasson Industries, Ltd.	13,484	414,138	0.0%
*	Protalix BioTherapeutics, Inc.	1	1	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,537,311	0.1%
	Sapiens International Corp. NV	80,760	952,878	0.0%
#	Shikun & Binui, Ltd.	928,938	1,695,192	0.1%
#*	Shufersal, Ltd.	369,124	1,053,941	0.0%
*	Space Communication, Ltd.	17,611	243,422	0.0%
#*	Strauss Group, Ltd.	121,404	1,739,140	0.1%
*	Summit Real Estate Holdings, Ltd.	29,756	128,984	0.0%
*	Tower Semiconductor, Ltd.	228,562	3,125,261	0.1%
#*	Union Bank of Israel	126,346	468,496	0.0%
TOTAL ISRAEL			78,082,129	2.1%

ITALY — (9.5%)
	A.S. Roma SpA	24,930	16,721	0.0%
	A2A SpA	6,379,077	8,738,216	0.2%
	ACEA SpA	277,652	3,991,280	0.1%
*	Aedes SpA	691,904	409,149	0.0%
#*	Aeffe SpA	167,738	276,246	0.0%
#	Alerion Cleanpower SpA	119,152	335,309	0.0%
	Amplifon SpA	459,258	3,571,245	0.1%
	Anima Holding SpA	48,258	472,507	0.0%
	Ansaldo STS SpA	567,271	6,035,509	0.2%
*	Arnoldo Mondadori Editore SpA	694,646	846,643	0.0%
	Ascopiave SpA	351,354	826,490	0.0%
	Astaldi SpA	250,433	2,017,271	0.1%
*	Autogrill SpA	625,210	5,819,800	0.2%
	Azimut Holding SpA	573,550	13,795,599	0.4%
#*	Banca Carige SpA	1,729,312	3,152,120	0.1%
	Banca Finnat Euramerica SpA	616,149	338,704	0.0%
	Banca Generali SpA	257,872	7,942,386	0.2%
	Banca IFIS SpA	103,703	2,557,975	0.1%
*	Banca Monte dei Paschi di Siena SpA	1,988,429	3,650,214	0.1%

13

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Banca Popolare dell'Emilia Romagna SC	2,548,728	$20,568,444	0.6%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	254,332	0.0%
	Banca Popolare di Milano Scarl	22,383,595	21,002,866	0.6%
	Banca Popolare di Sondrio SCARL	1,942,748	8,861,591	0.2%
#	Banca Profilo SpA	1,063,385	317,941	0.0%
#	Banco di Desio e della Brianza SpA	224,677	767,649	0.0%
*	Banco Popolare SC	620,097	9,266,224	0.3%
	BasicNet SpA	163,532	713,714	0.0%
*	Beghelli SpA	403,187	188,244	0.0%
	Biesse SpA	58,289	954,552	0.0%
	Brembo SpA	161,253	7,107,392	0.2%
*	Brioschi Sviluppo Immobiliare SpA	174,780	17,057	0.0%
#	Brunello Cucinelli SpA	97,526	1,763,985	0.1%
	Buzzi Unicem SpA	409,864	6,934,946	0.2%
#	Cairo Communication SpA	130,659	658,580	0.0%
*	Caltagirone Editore SpA	6,277	6,851	0.0%
*	Carraro SpA	113,633	240,555	0.0%
#	Cembre SpA	39,007	609,044	0.0%
	Cementir Holding SpA	325,211	1,817,913	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,860,505	2,054,645	0.1%
	Credito Emiliano SpA	397,014	2,836,765	0.1%
*	Credito Valtellinese SC	5,732,088	7,215,826	0.2%
*	d'Amico International Shipping SA	793,809	609,549	0.0%
	Danieli & C Officine Meccaniche SpA	64,484	1,376,997	0.0%
	Datalogic SpA	101,262	1,705,654	0.1%
	Davide Campari-Milano SpA	1,476,589	12,644,644	0.4%
	De'Longhi SpA	269,813	6,600,222	0.2%
	DeA Capital SpA	233,245	376,955	0.0%
	Delclima	230,295	1,126,847	0.0%
	DiaSorin SpA	105,633	4,729,502	0.1%
	Ei Towers SpA	85,321	5,173,085	0.1%
	El.En. SpA	11,798	549,785	0.0%
	Elica SpA	4,665	9,873	0.0%
	Engineering SpA	25,068	1,531,406	0.0%
	ERG SpA	260,869	3,703,156	0.1%
#	Esprinet SpA	158,082	1,424,246	0.0%
#*	Eurotech SpA	90,850	172,390	0.0%
	Falck Renewables SpA	478,791	598,939	0.0%
	FinecoBank Banca Fineco SpA	107,117	809,581	0.0%
	FNM SpA	627,039	353,131	0.0%
#*	Geox SpA	377,829	1,761,592	0.1%
*	Gruppo Editoriale L'Espresso SpA	101,626	109,700	0.0%
#	Gruppo MutuiOnline SpA	99,336	921,668	0.0%
	Hera SpA	2,988,539	7,842,556	0.2%
*	IMMSI SpA	1,202,186	660,496	0.0%
	Industria Macchine Automatiche SpA	59,958	3,095,741	0.1%
*	Intek Group SpA	1,768,514	547,087	0.0%
	Interpump Group SpA	353,040	5,194,591	0.1%
	Iren SpA	2,540,951	4,185,858	0.1%
	Italcementi SpA	926,791	10,292,654	0.3%
	Italmobiliare SpA	45,336	1,956,923	0.1%
*	Juventus Football Club SpA	1,857,497	532,182	0.0%

14

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	La Doria SpA	54,136	$729,926	0.0%
#*	Landi Renzo SpA	203,171	174,376	0.0%
#*	Maire Tecnimont SpA	628,389	1,809,041	0.1%
	MARR SpA	169,025	3,440,604	0.1%
	Mediaset SpA	3,022,390	15,340,452	0.4%
	Mediolanum SpA	762,499	6,212,105	0.2%
	Moleskine SpA	15,614	28,549	0.0%
	Moncler SpA	300,019	4,825,787	0.1%
	Nice SpA	71,162	200,258	0.0%
	Parmalat SpA	906,491	2,357,731	0.1%
#	Piaggio & C SpA	851,089	2,111,822	0.1%
#*	Prelios SpA	67,017	24,533	0.0%
#	Prima Industrie SpA	15,358	255,011	0.0%
	Prysmian SpA	991,595	21,413,784	0.6%
#*	RCS MediaGroup SpA	1,025,850	818,587	0.0%
	Recordati SpA	474,431	11,792,177	0.3%
*	Reno de Medici SpA	840,050	308,438	0.0%
	Reply SpA	21,983	2,800,578	0.1%
#*	Retelit SpA	513,158	338,320	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
#	Sabaf SpA	25,688	345,466	0.0%
	SAES Getters SpA	30,068	265,757	0.0%
#*	Safilo Group SpA	159,815	1,984,526	0.1%
#*	Saipem SpA	1,172,561	11,015,933	0.3%
	Salini Impregilo SpA	1,001,413	4,146,499	0.1%
#	Salvatore Ferragamo SpA	206,532	5,605,629	0.2%
#*	Saras SpA	1,268,265	2,502,379	0.1%
#	SAVE SpA	80,514	1,174,736	0.0%
	Servizi Italia SpA	34,833	152,350	0.0%
#*	Snai SpA	117,457	139,465	0.0%
	Societa Cattolica di Assicurazioni SCRL	627,409	4,896,772	0.1%
	Societa Iniziative Autostradali e Servizi SpA	319,349	3,665,829	0.1%
*	Sogefi SpA	243,264	588,186	0.0%
	SOL SpA	161,050	1,318,642	0.0%
	Tamburi Investment Partners SpA	37,478	145,323	0.0%
#*	Tiscali SpA	7,838,883	523,684	0.0%
#	Tod's SpA	64,208	5,377,575	0.2%
#	Trevi Finanziaria Industriale SpA	351,628	453,942	0.0%
#	TXT e-solutions SpA	28,342	256,908	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unipol Gruppo Finanziario SpA	1,492,803	6,953,453	0.2%
	Vittoria Assicurazioni SpA	118,450	1,310,069	0.0%
#*	Yoox Net-A-Porter Group SpA	280,998	9,527,412	0.3%
	Zignago Vetro SpA	142,878	929,305	0.0%
TOTAL ITALY			377,811,429	10.3%

NETHERLANDS — (4.8%)
	Aalberts Industries NV	558,677	18,112,490	0.5%
	Accell Group	131,423	2,738,881	0.1%
*	AFC Ajax NV	18,134	169,666	0.0%
	AMG Advanced Metallurgical Group NV	155,390	1,279,058	0.0%
	Amsterdam Commodities NV	92,796	2,335,144	0.1%

15

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
#*	APERAM SA	270,393	$8,325,494	0.2%
	Arcadis NV	353,162	8,902,981	0.3%
	ASM International NV	290,828	11,094,312	0.3%
*	Atag Group NV	4,630	—	0.0%
	BE Semiconductor Industries NV	162,042	3,497,704	0.1%
	Beter Bed Holding NV	99,987	2,391,749	0.1%
	BinckBank NV	207,080	1,821,556	0.1%
	Boskalis Westminster	106,157	5,152,293	0.1%
#	Brunel International NV	103,416	1,939,616	0.1%
	Corbion NV	334,113	8,204,112	0.2%
	Delta Lloyd NV	1,303,842	10,274,313	0.3%
	DOCdata NV	22,707	550,478	0.0%
#*	Fugro NV	301,565	5,722,362	0.2%
#*	Heijmans NV	105,501	887,171	0.0%
	Hunter Douglas NV	8,530	353,695	0.0%
	KAS Bank NV	80,799	953,596	0.0%
	Kendrion NV	67,315	1,622,831	0.1%
*	Koninklijke BAM Groep NV	1,401,173	7,717,014	0.2%
	Koninklijke Ten Cate NV	168,418	4,555,875	0.1%
	Koninklijke Vopak NV	104,372	4,192,674	0.1%
#*	Macintosh Retail Group NV	53,398	39,933	0.0%
	Mota-Engil Africa NV	28,150	185,517	0.0%
	Nederland Apparatenfabriek	27,865	919,493	0.0%
#*	Ordina NV	866,273	1,040,200	0.0%
*	PostNL NV	2,511,108	10,345,095	0.3%
#*	SBM Offshore NV	936,863	12,799,682	0.4%
	Sligro Food Group NV	132,450	4,862,721	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
*	Telegraaf Media Groep NV	170,034	761,774	0.0%
	TKH Group NV	216,865	8,206,301	0.2%
	TNT Express NV	2,218,089	18,638,648	0.5%
*	TomTom NV	575,952	6,245,916	0.2%
	USG People NV	388,987	6,182,696	0.2%
	Van Lanschot NV	8,744	206,903	0.0%
	Wessanen	469,148	5,039,269	0.1%
TOTAL NETHERLANDS			188,269,213	5.2%

NORWAY — (2.0%)
#	ABG Sundal Collier Holding ASA	1,766,651	1,330,582	0.0%
	AF Gruppen ASA	15,312	226,576	0.0%
#*	Akastor ASA	917,989	1,197,618	0.0%
#	Aker ASA Class A	72,915	1,436,108	0.0%
#	American Shipping ASA	196,875	831,282	0.0%
#*	Archer	134,011	161,190	0.0%
	Arendals Fossekompani A.S.	90	21,767	0.0%
#	Atea ASA	330,693	3,074,509	0.1%
	Austevoll Seafood ASA	425,892	2,619,184	0.1%
	Bakkafrost P/F	169,646	5,449,096	0.2%
#*	Biotec Pharmacon ASA	139,685	238,574	0.0%
#	Bonheur ASA	93,826	634,880	0.0%
	Borregaard ASA	27,935	148,876	0.0%
	BW LPG, Ltd.	13,469	91,376	0.0%

16

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
	BW Offshore, Ltd.	3,202,396	$1,335,169	0.0%
#	Deep Sea Supply P.L.C.	708,301	149,787	0.0%
#*	Det Norske Oljeselskap ASA	465,731	2,882,895	0.1%
#*	DNO ASA	1,539,886	1,556,059	0.1%
*	DOF ASA	203,869	128,908	0.0%
	Ekornes ASA	111,584	1,186,658	0.0%
*	Electromagnetic GeoServices ASA	310,778	23,513	0.0%
	Farstad Shipping ASA	63,512	88,964	0.0%
#*	Fred Olsen Energy ASA	124,661	582,598	0.0%
#*	Frontline, Ltd.	444,633	1,389,333	0.0%
	Ganger Rolf ASA	56,880	358,251	0.0%
#	Grieg Seafood ASA	176,846	631,694	0.0%
#	Hexagon Composites ASA	344,201	530,528	0.0%
#	Hoegh LNG Holdings, Ltd.	183,008	2,200,655	0.1%
*	Kongsberg Automotive ASA	1,995,646	1,153,572	0.0%
	Kvaerner ASA	1,616,475	1,018,523	0.0%
	Leroy Seafood Group ASA	70,542	2,474,340	0.1%
#*	Nordic Semiconductor ASA	580,588	2,790,308	0.1%
#*	Norske Skogindustrier ASA	709,859	191,371	0.0%
#*	Norwegian Air Shuttle ASA	149,161	5,481,230	0.2%
	Ocean Yield ASA	1,916	15,444	0.0%
*	Odfjell SE Class A	134,257	426,112	0.0%
	Olav Thon Eiendomsselskap ASA	115,054	1,922,339	0.1%
#	Opera Software ASA	514,924	3,217,195	0.1%
#	Petroleum Geo-Services ASA	545,070	2,280,706	0.1%
#*	PhotoCure ASA	52,582	238,314	0.0%
	Prosafe SE	1,049,727	2,911,655	0.1%
#*	Q-Free ASA	179,836	208,454	0.0%
#*	REC Silicon ASA	14,281,005	2,566,940	0.1%
	Salmar ASA	101,001	1,652,427	0.1%
#*	Sevan Marine ASA	124,800	233,576	0.0%
*	Siem Offshore, Inc.	606,183	128,061	0.0%
#	Solstad Offshore ASA	62,524	190,848	0.0%
#*	Songa Offshore	4,519,417	637,541	0.0%
	SpareBank 1 SMN	131,684	825,658	0.0%
	SpareBank 1 SR-Bank ASA	164,694	786,718	0.0%
	Stolt-Nielsen, Ltd.	119,555	1,615,446	0.1%
*	Storebrand ASA	15,790	55,096	0.0%
	Tomra Systems ASA	647,834	6,911,698	0.2%
	Veidekke ASA	383,880	4,876,501	0.1%
	Wilh Wilhelmsen ASA	249,256	1,080,919	0.0%
#	Wilh Wilhelmsen Holding ASA Class A	61,068	1,225,760	0.0%
TOTAL NORWAY			77,623,382	2.1%

PORTUGAL — (1.5%)
	Altri SGPS SA	577,518	2,730,801	0.1%
*	Banco BPI SA	2,302,313	2,792,878	0.1%
#*	Banco Comercial Portugues SA Class R	315,057,219	18,059,890	0.5%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	159,571	860,047	0.0%
	CTT-Correios de Portugal SA	393,843	4,473,510	0.1%
	EDP Renovaveis SA	423,786	3,074,478	0.1%

17

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
	Ibersol SGPS SA	20,401	$217,441	0.0%
#*	Impresa SGPS SA	187,798	127,459	0.0%
#	Mota-Engil SGPS SA	386,187	966,010	0.0%
	NOS SGPS SA	1,025,253	8,508,113	0.3%
	Novabase SGPS SA	65,729	160,914	0.0%
	Portucel SA	2,010,412	8,184,724	0.2%
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	3,902,965	0.1%
*	Sonae Capital SGPS SA	58,125	26,952	0.0%
*	Sonae Industria SGPS SA	45,984,629	459,250	0.0%
	Sonae SGPS SA	4,447,452	5,313,800	0.2%
	Teixeira Duarte SA	710,639	354,884	0.0%
TOTAL PORTUGAL			60,214,116	1.7%

SPAIN — (5.5%)
#	Abengoa SA Class A	204,834	243,443	0.0%
#	Abengoa SA Class B	1,881,381	1,822,121	0.1%
	Acciona SA	128,365	10,768,486	0.3%
#	Acerinox SA	613,463	6,628,077	0.2%
#	Adveo Group International SA	104,096	594,943	0.0%
	Almirall SA	289,516	5,572,697	0.2%
#*	Amper SA	211,940	35,142	0.0%
	Applus Services SA	1,658	14,752	0.0%
	Atresmedia Corp de Medios de Comunicacion SA	314,885	4,032,703	0.1%
	Azkoyen SA	64,022	206,658	0.0%
	Bankinter SA	298,301	2,157,360	0.1%
*	Baron de Ley	13,454	1,373,772	0.0%
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	14,715,419	0.4%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	68,410	383,954	0.0%
	Cia de Distribucion Integral Logista Holdings SA	5,967	119,109	0.0%
	Cie Automotive SA	249,123	3,989,849	0.1%
	Clinica Baviera SA	3,698	22,669	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	8,056	2,248,806	0.1%
	Distribuidora Internacional de Alimentacion SA	2,594,077	16,481,708	0.5%
#	Duro Felguera SA	249,634	586,438	0.0%
	Ebro Foods SA	366,900	6,949,322	0.2%
#	Elecnor SA	191,752	1,695,535	0.1%
	Ence Energia y Celulosa SA	1,137,185	3,974,828	0.1%
#*	Ercros SA	747,576	669,617	0.0%
	Faes Farma SA	1,304,836	3,506,077	0.1%
	Fluidra SA	155,559	545,918	0.0%
#*	Fomento de Construcciones y Contratas SA	652,443	4,966,927	0.1%
	Gamesa Corp. Tecnologica SA	1,266,922	19,996,276	0.6%
	Grupo Catalana Occidente SA	198,219	6,146,040	0.2%
#*	Grupo Ezentis SA	807,544	530,098	0.0%
	Iberpapel Gestion SA	36,518	663,265	0.0%
#*	Indra Sistemas SA	564,890	6,043,426	0.2%
*	Inmobiliaria Colonial SA	6,457,499	4,775,665	0.1%
	Inmobiliaria del Sur SA	2,902	30,253	0.0%
#	Laboratorios Farmaceuticos Rovi SA	68,607	1,032,735	0.0%
*	Liberbank SA	4,669,282	2,887,702	0.1%
	Mediaset Espana Comunicacion SA	879,043	10,665,889	0.3%

18

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Melia Hotels International SA	418,376	$6,041,365	0.2%
#	Miquel y Costas & Miquel SA	36,394	1,300,171	0.0%
#*	NH Hotel Group SA	1,249,728	7,638,183	0.2%
	Nmas1 Dinamia SA	20,438	177,474	0.0%
#	Obrascon Huarte Lain SA(5379749)	187,597	1,500,436	0.0%
	Obrascon Huarte Lain SA(BZBWTC4)	375,194	3,009,375	0.1%
	Papeles y Cartones de Europa SA	249,762	1,416,886	0.0%
*	Pescanova SA	68,547	—	0.0%
	Prim SA	39,424	389,055	0.0%
#*	Promotora de Informaciones SA Class A	265,465	1,472,261	0.0%
	Prosegur Cia de Seguridad SA	1,278,572	5,688,840	0.2%
#*	Quabit Inmobiliaria SA	3,826,780	352,047	0.0%
*	Realia Business SA	503,895	396,039	0.0%
#	Sacyr SA	953,267	2,398,386	0.1%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,051	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	175,932	0.0%
	Tecnicas Reunidas SA	162,010	7,215,420	0.2%
*	Telecomunicaciones y Energia	146,125	178,266	0.0%
	Tubacex SA	628,121	1,346,584	0.0%
#	Tubos Reunidos SA	510,636	535,660	0.0%
#	Vidrala SA	80,878	3,827,423	0.1%
	Viscofan SA	229,641	13,393,832	0.4%
*	Vocento SA	231,302	436,385	0.0%
	Zardoya Otis SA	584,486	7,186,823	0.2%
*	Zeltia SA	983,996	4,365,671	0.1%
TOTAL SPAIN			217,523,244	6.0%

SWEDEN — (7.9%)
#	AAK AB	127,270	9,163,835	0.3%
#	Acando AB	262,743	428,383	0.0%
	AddNode Group AB	22,737	154,982	0.0%
	AddTech AB Class B	273,182	3,872,462	0.1%
	AF AB Class B	284,763	4,211,167	0.1%
*	Arcam AB	2,348	43,948	0.0%
*	Arise AB	36,861	72,405	0.0%
#	Atrium Ljungberg AB Class B	87,571	1,358,012	0.0%
	Avanza Bank Holding AB	94,154	3,723,824	0.1%
	Axfood AB	302,491	5,458,769	0.2%
	B&B Tools AB Class B	106,851	1,394,697	0.0%
*	BE Group AB	26,705	5,323	0.0%
#	Beijer Alma AB	109,736	2,543,023	0.1%
	Beijer Electronics AB	53,995	332,360	0.0%
	Beijer Ref AB Class B	67,278	1,495,182	0.0%
	Betsson AB	443,610	7,214,759	0.2%
	Bilia AB Class A	219,410	4,598,908	0.1%
	BillerudKorsnas AB	329,463	5,962,401	0.2%
	BioGaia AB Class B	80,262	2,604,536	0.1%
	Biotage AB	183,176	415,319	0.0%
	Bjorn Borg AB	757	2,552	0.0%
#	Bulten AB	58,620	577,115	0.0%
	Bure Equity AB	316,106	2,050,264	0.1%
	Byggmax Group AB	255,429	2,074,300	0.1%

19

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Castellum AB	752,169	$11,258,078	0.3%
	Catena AB	53,725	756,706	0.0%
	Cavotec SA	16,457	51,273	0.0%
	Clas Ohlson AB Class B	174,360	2,648,861	0.1%
*	Cloetta AB Class B	1,067,829	3,181,937	0.1%
	Com Hem Holding AB	1,361	11,626	0.0%
	Concentric AB	195,958	2,266,860	0.1%
#*	Concordia Maritime AB Class B	100,760	211,971	0.0%
	Corem Property Group AB Class B	2,296	7,010	0.0%
	Dios Fastigheter AB	168,653	1,237,573	0.0%
*	Doro AB	109,376	640,229	0.0%
	Duni AB	195,109	2,960,481	0.1%
*	East Capital Explorer AB	47,726	279,467	0.0%
	Elekta AB Class B	118,752	918,833	0.0%
#	Enea AB	63,008	603,137	0.0%
#*	Eniro AB	1,790,180	273,227	0.0%
	Fabege AB	651,224	10,345,869	0.3%
	Fagerhult AB	61,437	1,047,135	0.0%
*	Fastighets AB Balder	273,718	5,513,940	0.2%
	Fenix Outdoor International AG	8,198	316,884	0.0%
	Gunnebo AB	135,155	625,923	0.0%
	Haldex AB	218,762	2,111,359	0.1%
#	Heba Fastighets AB Class B	42,288	466,928	0.0%
	Hemfosa Fastigheter AB	465,893	5,052,020	0.1%
	Hexpol AB	1,036,985	10,072,934	0.3%
	HIQ International AB	254,315	1,443,438	0.0%
	HMS Networks AB	7,040	180,803	0.0%
	Holmen AB Class B	264,932	7,986,329	0.2%
	Hufvudstaden AB Class A	252,199	3,563,451	0.1%
	Industrial & Financial Systems Class B	80,438	3,107,503	0.1%
#	Indutrade AB	121,468	5,775,946	0.2%
	Intrum Justitia AB	385,511	13,831,068	0.4%
	ITAB Shop Concept AB Class B	8,692	252,614	0.0%
	JM AB	360,265	10,182,352	0.3%
	KappAhl AB	236,160	800,556	0.0%
#*	Karolinska Development AB Class B	90,079	105,485	0.0%
	Klovern AB Class A	75,336	77,455	0.0%
#	Klovern AB Class B	1,939,305	2,006,825	0.1%
#	KNOW IT AB	37,332	237,468	0.0%
	Kungsleden AB	758,029	5,677,261	0.2%
	Lagercrantz Group AB Class B	235,329	1,782,012	0.1%
	Lindab International AB	273,194	1,864,695	0.1%
	Loomis AB Class B	308,465	8,005,634	0.2%
*	Medivir AB Class B	112,463	999,470	0.0%
#	Mekonomen AB	112,051	2,651,822	0.1%
	Modern Times Group MTG AB Class B	264,332	7,498,261	0.2%
	MQ Holding AB	129,593	646,466	0.0%
	Mycronic AB	377,276	2,690,361	0.1%
	NCC AB Class A	9,901	303,239	0.0%
#	NCC AB Class B	103,534	3,202,051	0.1%
	Nederman Holding AB	4,621	121,527	0.0%
*	Net Insight AB Class B	1,229,052	387,593	0.0%

20

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	NetEnt AB	146,096	$8,299,005	0.2%
#	New Wave Group AB Class B	189,623	842,404	0.0%
	Nibe Industrier AB Class B	367,650	11,838,609	0.3%
	Nobia AB	644,291	7,890,710	0.2%
	Nolato AB Class B	117,664	3,227,877	0.1%
	Nordnet AB Class B	388,808	1,379,085	0.0%
	OEM International AB Class B	44,190	662,895	0.0%
#	Opus Group AB	490,957	320,467	0.0%
*	Oriflame Holding AG	138,456	1,918,294	0.1%
	Peab AB	798,464	6,103,817	0.2%
#*	Pricer AB Class B	571,299	619,459	0.0%
	Proact IT Group AB	39,943	604,288	0.0%
	Probi AB	8,661	144,750	0.0%
	Proffice AB Class B	241,617	583,520	0.0%
#*	Qliro Group AB	359,530	360,987	0.0%
	Ratos AB Class B	1,069,160	6,240,468	0.2%
*	RaySearch Laboratories AB	69,336	871,977	0.0%
	Recipharm AB Class B	439	7,524	0.0%
	Rezidor Hotel Group AB	404,430	1,715,496	0.1%
	Saab AB Class B	259,567	7,309,948	0.2%
	Sagax AB Class B	74,354	593,144	0.0%
#*	SAS AB	764,131	1,473,736	0.0%
#*	Seamless Distribution AB	16,641	19,034	0.0%
	Sectra AB Class B	58,461	719,308	0.0%
#	Semcon AB	100,425	430,469	0.0%
*	Sensys Gatso Group AB	223,860	142,168	0.0%
	SkiStar AB	108,097	1,570,108	0.0%
#*	SSAB AB Class A(B17H0S8)	1,028,423	3,707,844	0.1%
#*	SSAB AB Class A(BPRBWK4)	189,016	685,168	0.0%
*	SSAB AB Class B(B17H3F6)	172,820	545,448	0.0%
*	SSAB AB Class B(BPRBWM6)	515,343	1,641,188	0.1%
	Sweco AB	78,029	1,141,632	0.0%
#	Sweco AB Class B	186,042	2,724,851	0.1%
*	Swedish Orphan Biovitrum AB	79,301	1,203,915	0.0%
	Swedol AB Class B	37,176	88,619	0.0%
#	Systemair AB	47,772	639,293	0.0%
*	Transcom Worldwide AB	35,939	338,155	0.0%
	Tribona AB	182,724	912,817	0.0%
	Unibet Group P.L.C.	131,046	11,541,468	0.3%
	VBG Group AB Class B	137	1,919	0.0%
#*	Victoria Park AB	16,043	26,727	0.0%
*	Victoria Park AB Class B	44,686	73,228	0.0%
#	Vitrolife AB	70,710	1,642,802	0.1%
	Wallenstam AB Class B	785,619	6,958,021	0.2%
	Wihlborgs Fastigheter AB	285,214	5,576,106	0.2%
TOTAL SWEDEN			313,339,220	8.6%

SWITZERLAND — (12.0%)
#*	AFG Arbonia-Forster Holding AG	183,624	1,778,525	0.1%
	Allreal Holding AG	58,775	7,788,473	0.2%
#	Alpiq Holding AG	10,407	1,098,890	0.0%
	ALSO Holding AG	15,664	958,480	0.0%

21

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	ams AG	372,640	$11,924,558	0.3%
	APG SGA SA	7,581	3,053,175	0.1%
	Aryzta AG	58,423	2,630,788	0.1%
	Ascom Holding AG	212,982	4,036,993	0.1%
	Autoneum Holding AG	16,300	2,992,299	0.1%
	Bachem Holding AG Class B	23,344	1,188,278	0.0%
	Baloise Holding AG	76,271	9,144,648	0.3%
	Bank Coop AG	30,632	1,270,184	0.0%
	Banque Cantonale de Geneve	3,968	1,027,865	0.0%
	Banque Cantonale du Jura	4,442	263,430	0.0%
	Banque Cantonale Vaudoise	8,354	5,144,522	0.1%
	Barry Callebaut AG	1,463	1,753,173	0.1%
#	Basler Kantonalbank	5,896	402,260	0.0%
	Belimo Holding AG	2,156	4,619,070	0.1%
	Bell AG	384	1,055,462	0.0%
	Bellevue Group AG	38,832	545,774	0.0%
#	Berner Kantonalbank AG	22,470	4,181,746	0.1%
	BFW Liegenschaften AG	620	20,812	0.0%
	BKW AG	64,177	2,433,646	0.1%
	Bobst Group SA	44,716	1,894,625	0.1%
	Bossard Holding AG Class A	32,905	3,203,383	0.1%
	Bucher Industries AG	32,790	7,462,181	0.2%
	Burckhardt Compression Holding AG	11,640	4,055,493	0.1%
	Burkhalter Holding AG	20,988	2,239,576	0.1%
	Calida Holding AG	25,084	847,409	0.0%
	Carlo Gavazzi Holding AG	1,415	297,615	0.0%
	Cembra Money Bank AG	58,001	3,458,037	0.1%
#	Cham Paper Holding AG	1,894	481,727	0.0%
*	Charles Voegele Holding AG	41,895	372,492	0.0%
	Cicor Technologies	5,936	144,164	0.0%
	Cie Financiere Tradition SA	9,458	592,131	0.0%
	Clariant AG	762,046	14,012,763	0.4%
	Coltene Holding AG	20,758	1,356,806	0.0%
	Conzzeta AG	5,871	3,643,791	0.1%
*	Cosmo Pharmaceuticals SA	3,507	538,864	0.0%
	Daetwyler Holding AG	37,940	5,318,737	0.1%
	DKSH Holding AG	91,087	5,547,605	0.2%
#	dorma+kaba Holding AG Class B	16,675	10,397,693	0.3%
*	Dufry AG	81,320	9,500,227	0.3%
	Edmond de Rothschild Suisse SA	152	2,650,989	0.1%
	EFG International AG	285,498	2,870,158	0.1%
	Emmi AG	12,810	5,794,486	0.2%
	Energiedienst Holding AG	68,912	1,739,808	0.1%
	Feintool International Holding AG	7,642	711,695	0.0%
	Flughafen Zuerich AG	22,078	16,710,360	0.5%
	Forbo Holding AG	6,853	7,793,160	0.2%
#	Galenica AG	10,976	16,078,707	0.4%
	GAM Holding AG	925,197	16,924,123	0.5%
	Gategroup Holding AG	146,738	5,501,809	0.2%
	Georg Fischer AG	22,511	13,830,804	0.4%
	Gurit Holding AG	1,979	1,106,702	0.0%
	Helvetia Holding AG	35,945	18,800,020	0.5%

22

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	HOCHDORF Holding AG	1,228	$207,138	0.0%
	Huber & Suhner AG	64,973	2,804,482	0.1%
	Implenia AG	85,074	4,216,560	0.1%
	Inficon Holding AG	9,382	2,680,613	0.1%
	Interroll Holding AG	3,127	2,419,050	0.1%
	Intershop Holding AG	7,250	3,077,569	0.1%
	Jungfraubahn Holding AG	3,095	296,442	0.0%
	Kardex AG	36,063	2,691,875	0.1%
	Komax Holding AG	18,811	3,130,688	0.1%
	Kudelski SA	195,049	2,621,624	0.1%
	Kuoni Reisen Holding AG	19,325	4,001,276	0.1%
	LEM Holding SA	3,773	2,661,452	0.1%
	Liechtensteinische Landesbank AG	27,038	963,178	0.0%
*	LifeWatch AG	3,723	60,441	0.0%
#	Logitech International SA	848,062	12,458,581	0.3%
	Lonza Group AG	57,832	8,488,565	0.2%
	Luzerner Kantonalbank AG	16,828	6,206,258	0.2%
	MCH Group AG	1,404	83,881	0.0%
	Metall Zug AG	862	2,197,906	0.1%
#*	Meyer Burger Technology AG	395,076	2,824,259	0.1%
	Micronas Semiconductor Holding AG	149,956	638,672	0.0%
	Mobilezone Holding AG	137,467	2,036,973	0.1%
	Mobimo Holding AG	29,478	6,357,422	0.2%
	OC Oerlikon Corp. AG	929,429	8,918,714	0.2%
*	Orascom Development Holding AG	60,240	787,950	0.0%
#*	Orell Fuessli Holding AG	5,028	564,779	0.0%
	Orior AG	27,189	1,525,827	0.0%
	Panalpina Welttransport Holding AG	63,044	7,197,759	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	2,998	1,424,095	0.0%
*	Plazza AG	5,852	1,163,022	0.0%
	PSP Swiss Property AG	172,407	14,997,704	0.4%
	Rieter Holding AG	17,376	2,865,110	0.1%
	Romande Energie Holding SA	2,625	2,473,862	0.1%
	Schaffner Holding AG	2,950	635,054	0.0%
*	Schmolz + Bickenbach AG	2,457,257	1,340,316	0.0%
	Schweiter Technologies AG	4,397	3,520,326	0.1%
	SFS Group AG	242	15,600	0.0%
	Siegfried Holding AG	21,833	4,372,590	0.1%
#	St Galler Kantonalbank AG	11,338	4,099,870	0.1%
	Straumann Holding AG	55,594	15,730,952	0.4%
#	Sulzer AG	122,816	12,410,029	0.3%
	Swissquote Group Holding SA	45,894	1,105,119	0.0%
	Tamedia AG	14,403	2,427,576	0.1%
	Tecan Group AG	37,394	5,093,666	0.1%
	Temenos Group AG	318,043	14,857,171	0.4%
*	Tornos Holding AG	21,605	66,820	0.0%
	U-Blox AG	30,554	5,902,026	0.2%
	Valiant Holding AG	83,445	9,633,802	0.3%
	Valora Holding AG	15,317	3,080,554	0.1%
	Vaudoise Assurances Holding SA Class B	5,071	2,626,674	0.1%
	Vetropack Holding AG	856	1,317,845	0.0%
23

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
* Von Roll Holding AG	250,484	$190,257	0.0%
Vontobel Holding AG	136,975	6,748,451	0.2%
VP Bank AG	4,376	351,758	0.0%
VZ Holding AG	3,577	1,113,935	0.0%
Walliser Kantonalbank	1,393	1,059,998	0.0%
Walter Meier AG	22,913	781,310	0.0%
Ypsomed Holding AG	11,428	1,502,035	0.0%
Zehnder Group AG	57,019	1,941,890	0.1%
Zug Estates Holding AG	612	881,718	0.0%
Zuger Kantonalbank AG	606	2,846,022	0.1%
TOTAL SWITZERLAND		475,888,282	13.0%

UNITED KINGDOM — (0.0%)
* Stallergenes Greer P.L.C.	12,201	543,382	0.0%

UNITED STATES — (0.0%)
* Infinera Corp.	34,602	683,736	0.0%
Ormat Technologies, Inc.	—	16	0.0%
TOTAL UNITED STATES		683,752	0.0%
TOTAL COMMON STOCKS		3,623,811,247	99.2%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Biotest AG	31,089	437,153	0.0%
Draegerwerk AG & Co. KGaA	13,625	981,173	0.0%
FUCHS PETROLUB SE	157,541	7,555,515	0.2%
Jungheinrich AG	81,837	6,045,891	0.2%
Sartorius AG	23,601	5,337,939	0.2%
Sixt SE	24,181	1,039,511	0.0%
STO SE & Co. KGaA	3,548	462,458	0.0%
Villeroy & Boch AG	41,209	607,668	0.0%
TOTAL GERMANY		22,467,308	0.6%
TOTAL PREFERRED STOCKS		22,467,308	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights	254,689	—	0.0%

FRANCE — (0.0%)
#* Euro Disney SCA Rights(BVL80R6)	68,806	—	0.0%
* Euro Disney SCA Rights(BVZHYB1)	688,060	—	0.0%
#* Technicolor SA Rights 11/04/15	1,482,868	365,262	0.0%
TOTAL FRANCE		365,262	0.0%

ITALY — (0.0%)
* Mediolanum SpA Rights 11/26/15	762,499	—	0.0%

SPAIN — (0.0%)
* Papeles y Cartones de Europa SA Rights	249,762	54,381	0.0%
TOTAL RIGHTS/WARRANTS		419,643	0.0%
TOTAL INVESTMENT SECURITIES		3,646,698,198

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	26,763,766	$309,656,768	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,379,161,142)		$3,956,354,966	108.3%

24

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$100,876,537	—	$100,876,537
Belgium	—	160,817,484	—	160,817,484
Denmark	—	180,111,800	—	180,111,800
Finland	—	256,988,942	—	256,988,942
France	$13,584	457,116,936	—	457,130,520
Germany	—	602,247,818	—	602,247,818
Greece	—	742	—	742
Ireland	—	75,659,255	—	75,659,255
Israel	—	78,082,129	—	78,082,129
Italy	—	377,811,429	—	377,811,429
Netherlands	—	188,269,213	—	188,269,213
Norway	—	77,623,382	—	77,623,382
Portugal	—	60,214,116	—	60,214,116
Spain	—	217,523,244	—	217,523,244
Sweden	—	313,339,220	—	313,339,220
Switzerland	—	475,888,282	—	475,888,282
United Kingdom	543,382	—	—	543,382
United States	683,736	16	—	683,752
Preferred Stocks
Germany	—	22,467,308	—	22,467,308
Rights/Warrants
Austria	—	—	—	—
France	—	365,262	—	365,262
Italy	—	—	—	—
Spain	—	54,381	—	54,381
Securities Lending Collateral	—	309,656,768	—	309,656,768
Futures Contracts**	(18,791)	—	—	(18,791)
TOTAL	$1,221,911	$3,955,114,264	—	$3,956,336,175

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

25

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (9.4%)
#	Aimia, Inc.	171,864	$1,590,360	0.3%
#	AutoCanada, Inc.	130,981	3,173,354	0.5%
#	BMTC Group, Inc.	17,481	197,523	0.0%
*	BRP, Inc.	41,500	747,102	0.1%
	Cineplex, Inc.	294,735	11,357,981	1.8%
	Cogeco Cable, Inc.	14,180	732,315	0.1%
	Cogeco, Inc.	36,765	1,558,211	0.3%
#	Corus Entertainment, Inc. Class B	468,941	4,472,082	0.7%
	DHX Media, Ltd.	400	2,602	0.0%
	Dorel Industries, Inc. Class B	169,797	4,317,643	0.7%
#	EnerCare, Inc.	438,600	5,121,919	0.8%
#	Gamehost, Inc.	41,992	330,772	0.1%
#	Glacier Media, Inc.	137,300	86,101	0.0%
#	goeasy, Ltd.	3,600	46,198	0.0%
*	Great Canadian Gaming Corp.	299,800	4,138,414	0.7%
*	IMAX Corp.	259,917	9,978,214	1.6%
*	Indigo Books & Music, Inc.	2,302	19,717	0.0%
#	Leon's Furniture, Ltd.	138,475	1,498,487	0.2%
	Martinrea International, Inc.	476,656	4,042,609	0.7%
#*	Mood Media Corp.	306,613	75,035	0.0%
	MTY Food Group, Inc.	71,063	1,647,775	0.3%
*	Performance Sports Group, Ltd.	66,703	765,177	0.1%
#	Pizza Pizza Royalty Corp.	79,226	828,856	0.1%
	Reitmans Canada, Ltd. Class A	260,312	967,510	0.2%
	RONA, Inc.	676,245	7,059,303	1.1%
#*	Sears Canada, Inc.	50,217	346,020	0.1%
#	Torstar Corp. Class B	283,089	876,805	0.1%
*	TVA Group, Inc. Class B	7,000	25,294	0.0%
	Uni-Select, Inc.	105,935	5,249,761	0.8%
	Whistler Blackcomb Holdings, Inc.	178,805	2,758,104	0.5%
*	Yellow Pages, Ltd.	147,535	1,910,192	0.3%
Total Consumer Discretionary			75,921,436	12.2%

Consumer Staples — (3.6%)
	AGT Food & Ingredients, Inc.	125,802	2,812,169	0.5%
	Andrew Peller, Ltd. Class A	3,400	47,323	0.0%
	Clearwater Seafoods, Inc.	80,257	770,286	0.1%
	Corby Spirit and Wine, Ltd.	70,767	1,078,607	0.2%
	Cott Corp.	509,721	5,320,963	0.9%
#	High Liner Foods, Inc.	83,191	820,077	0.1%
#	Liquor Stores N.A., Ltd.	162,911	1,514,988	0.2%
	Maple Leaf Foods, Inc.	317,864	5,053,833	0.8%
*	Neptune Technologies & Bioressources, Inc.	22,102	23,664	0.0%
	North West Co., Inc. (The)	242,310	5,373,960	0.9%
#	Premium Brands Holdings Corp.	106,943	2,810,975	0.4%
#	Rogers Sugar, Inc.	505,571	1,569,760	0.3%
#*	SunOpta, Inc.	288,340	1,550,191	0.2%
Total Consumer Staples			28,746,796	4.6%

1

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (15.8%)
*	Advantage Oil & Gas, Ltd.	1,100,531	$6,118,737	1.0%
	AKITA Drilling, Ltd. Class A	40,600	254,604	0.0%
#*	Athabasca Oil Corp.	828,343	988,234	0.2%
*	Bankers Petroleum, Ltd.	1,376,399	2,315,752	0.4%
#	Baytex Energy Corp.	91,162	370,895	0.1%
#*	Bellatrix Exploration, Ltd.	967,258	1,590,398	0.3%
*	Birchcliff Energy, Ltd.	530,916	2,314,332	0.4%
#*	BlackPearl Resources, Inc.	1,397,501	940,502	0.2%
#*	BNK Petroleum, Inc.	554,116	165,269	0.0%
#	Bonavista Energy Corp.	1,035,276	2,311,874	0.4%
#	Bonterra Energy Corp.	175,395	2,912,072	0.5%
*	Boulder Energy, Ltd.	261,638	1,004,453	0.2%
#	Calfrac Well Services, Ltd.	389,570	688,213	0.1%
#*	Canacol Energy, Ltd.	452,342	1,048,176	0.2%
#	Canadian Energy Services & Technology Corp.	953,842	4,121,449	0.7%
#	Canyon Services Group, Inc.	309,470	1,154,951	0.2%
#	Cathedral Energy Services, Ltd.	164,270	145,727	0.0%
#*	Cequence Energy, Ltd.	863,916	303,917	0.0%
#*	Chinook Energy, Inc.	496,199	216,300	0.0%
*	Corridor Resources, Inc.	373,046	109,837	0.0%
#*	Crew Energy, Inc.	767,471	2,611,843	0.4%
#*	Delphi Energy Corp.	901,739	503,418	0.1%
#*	Denison Mines Corp.	2,178,471	882,984	0.1%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,187,982	1.0%
#	Enerflex, Ltd.	436,563	4,213,387	0.7%
#*	Energy Fuels, Inc.	76,572	208,470	0.0%
#	Enerplus Corp.	349,233	1,647,880	0.3%
	Ensign Energy Services, Inc.	758,725	4,769,593	0.8%
#*	Epsilon Energy, Ltd.	260,061	536,987	0.1%
*	Essential Energy Services Trust	628,241	326,708	0.1%
#*	Gasfrac Energy Services, Inc.	91,560	9	0.0%
	Gibson Energy, Inc.	150,074	2,000,451	0.3%
#*	Gran Tierra Energy, Inc.	1,395,612	3,372,693	0.5%
	Granite Oil Corp.	195,608	1,114,468	0.2%
#*	Ithaca Energy, Inc.	1,599,055	1,100,604	0.2%
#*	Kelt Exploration, Ltd.	251,041	923,453	0.1%
#	Lightstream Resources, Ltd.	1,035,197	300,837	0.0%
#	Long Run Exploration, Ltd.	849,601	211,166	0.0%
	McCoy Global, Inc.	51,537	116,664	0.0%
#	Mullen Group, Ltd.	536,825	7,168,067	1.2%
	Newalta Corp.	272,371	1,553,906	0.2%
	North American Energy Partners, Inc.	129,534	297,187	0.0%
*	NuVista Energy, Ltd.	707,869	2,501,036	0.4%
#	Pacific Exploration and Production Corp.	463,400	903,694	0.1%
*	Painted Pony Petroleum, Ltd.	524,254	1,788,141	0.3%
*	Parex Resources, Inc.	586,904	4,407,615	0.7%
#	Parkland Fuel Corp.	414,677	7,214,669	1.2%
	Pason Systems, Inc.	356,252	5,241,885	0.8%
#	Pengrowth Energy Corp.	2,540,243	2,486,625	0.4%
#	Penn West Petroleum, Ltd.	535,640	622,647	0.1%
#*	Perpetual Energy, Inc.	383,029	205,048	0.0%
#	PHX Energy Services Corp.	135,274	265,872	0.0%

2

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Precision Drilling Corp.	1,736,481	$6,905,553	1.1%
#	Pulse Seismic, Inc.	268,280	473,942	0.1%
#*	Questerre Energy Corp. Class A	745,460	125,422	0.0%
#*	RMP Energy, Inc.	678,628	928,988	0.1%
*	Rock Energy, Inc.	237,075	264,706	0.0%
#	Savanna Energy Services Corp.	472,479	419,146	0.1%
#	Secure Energy Services, Inc.	631,339	4,195,729	0.7%
	ShawCor, Ltd.	233,800	4,961,724	0.8%
#*	Sprott Resource Corp.	455,390	208,958	0.0%
	Strad Energy Services, Ltd.	39,947	67,210	0.0%
#	Surge Energy, Inc.	1,156,583	2,600,454	0.4%
#*	TAG Oil, Ltd.	181,541	94,408	0.0%
	TORC Oil & Gas, Ltd.	566,744	2,873,595	0.5%
	Total Energy Services, Inc.	176,178	1,976,546	0.3%
#	TransGlobe Energy Corp.	448,945	1,222,273	0.2%
#*	Trican Well Service, Ltd.	790,196	525,750	0.1%
#	Trilogy Energy Corp.	136,142	458,110	0.1%
	Trinidad Drilling, Ltd.	1,372,323	2,382,359	0.4%
#	Twin Butte Energy, Ltd.	1,511,708	329,487	0.1%
	Western Energy Services Corp.	406,097	1,282,640	0.2%
*	Xtreme Drilling & Coil Services Corp.	224,819	345,584	0.1%
*	Yangarra Resources, Ltd.	20,400	11,077	0.0%
#	Zargon Oil & Gas, Ltd.	164,240	172,078	0.0%
#	ZCL Composites, Inc.	96,300	456,608	0.1%
Total Energy			128,044,028	20.6%

Financials — (7.1%)
#	AGF Management, Ltd. Class B	444,369	1,845,307	0.3%
#	Alaris Royalty Corp.	52,234	1,111,311	0.2%
#	Altus Group, Ltd.	195,097	2,842,305	0.5%
	Brookfield Real Estate Services, Inc.	8,075	87,074	0.0%
	Canaccord Genuity Group, Inc.	623,378	2,417,044	0.4%
#	Canadian Western Bank	436,532	8,389,453	1.3%
	Clairvest Group, Inc.	1,900	42,574	0.0%
#	Clarke, Inc.	17,242	135,420	0.0%
	Colliers International Group, Inc.	161,848	8,024,324	1.3%
	E-L Financial Corp., Ltd.	1,700	882,762	0.1%
#	Echelon Financial Holdings, Inc.	14,650	159,653	0.0%
	Equitable Group, Inc.	51,795	2,298,215	0.4%
*	Equity Financial Holdings, Inc.	800	4,876	0.0%
	Fiera Capital Corp.	128,737	1,148,945	0.2%
	Firm Capital Mortgage Investment Corp.	2,494	23,651	0.0%
#	First National Financial Corp.	6,573	111,745	0.0%
	FirstService Corp.	150,648	5,299,639	0.9%
#*	Genesis Land Development Corp.	76,842	173,359	0.0%
#	Genworth MI Canada, Inc.	64,654	1,598,550	0.3%
	Gluskin Sheff + Associates, Inc.	160,621	2,724,513	0.4%
#	GMP Capital, Inc.	288,387	899,831	0.1%
	Guardian Capital Group, Ltd. Class A	11,327	155,058	0.0%
#	Home Capital Group, Inc.	90,000	2,192,184	0.4%
#	Killam Properties, Inc.	357,789	2,848,412	0.5%
*	Kingsway Financial Services, Inc.	14,370	59,894	0.0%

3

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Laurentian Bank of Canada	191,320	$7,750,245	1.2%
#*	Mainstreet Equity Corp.	24,994	621,409	0.1%
#	Melcor Developments, Ltd.	41,240	482,542	0.1%
#	Sprott, Inc.	828,988	1,635,659	0.3%
#*	Street Capital Group, Inc.	120,227	140,676	0.0%
	TMX Group, Ltd.	26,876	948,142	0.2%
Total Financials			57,054,772	9.2%

Health Care — (1.2%)
	Amica Mature Lifestyles, Inc.	36,241	508,582	0.1%
#	Extendicare, Inc.	561,871	3,691,092	0.6%
*	Knight Therapeutics, Inc.	51,775	308,449	0.0%
	Medical Facilities Corp.	164,269	2,119,316	0.3%
*	QLT, Inc.	219,010	601,289	0.1%
#	Sienna Senior Living, Inc.	215,004	2,854,443	0.5%
*	Theratechnologies, Inc.	10,101	13,596	0.0%
*	Transition Therapeutics, Inc.	19,998	38,234	0.0%
	Zenith Epigenetics Corp.	111,820	6,927	0.0%
Total Health Care			10,141,928	1.6%

Industrials — (11.4%)
	Aecon Group, Inc.	408,101	4,715,820	0.8%
#	Ag Growth International, Inc.	88,121	2,307,482	0.4%
#	Algoma Central Corp.	25,790	302,356	0.0%
*	ATS Automation Tooling Systems, Inc.	522,530	5,502,629	0.9%
#	Badger Daylighting, Ltd.	213,881	3,349,865	0.5%
#*	Ballard Power Systems, Inc.	134,734	200,926	0.0%
	Bird Construction, Inc.	204,133	2,046,638	0.3%
#	Black Diamond Group, Ltd.	231,141	1,486,614	0.2%
#	CanWel Building Materials Group, Ltd.	82,513	340,754	0.1%
#	Cervus Equipment Corp.	34,597	400,051	0.1%
#	DirectCash Payments, Inc.	78,722	779,032	0.1%
#	Exchange Income Corp.	76,468	1,451,465	0.2%
	Exco Technologies, Ltd.	128,615	1,434,083	0.2%
*	Heroux-Devtek, Inc.	125,954	1,175,160	0.2%
#	HNZ Group, Inc.	23,088	277,211	0.0%
#	Horizon North Logistics, Inc.	483,483	831,934	0.1%
#	K-Bro Linen, Inc.	29,653	1,142,942	0.2%
	MacDonald Dettwiler & Associates, Ltd.	35,884	2,138,880	0.3%
	Magellan Aerospace Corp.	73,376	974,157	0.2%
	Morneau Shepell, Inc.	264,411	3,128,203	0.5%
#	New Flyer Industries, Inc.	254,471	3,689,791	0.6%
*	Ovivo, Inc. Class A	93,231	86,272	0.0%
	Richelieu Hardware, Ltd.	77,285	4,062,250	0.7%
#	Rocky Mountain Dealerships, Inc.	80,214	419,596	0.1%
#	Russel Metals, Inc.	350,655	5,470,604	0.9%
	Stantec, Inc.	453,829	11,390,844	1.8%
	Stuart Olson, Inc.	88,659	416,988	0.1%
#	Student Transportation, Inc.	450,400	1,870,352	0.3%
	Toromont Industries, Ltd.	376,225	9,791,172	1.6%
	Transcontinental, Inc. Class A	359,276	5,536,411	0.9%
	TransForce, Inc.	432,009	8,451,201	1.4%

4

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Wajax Corp.	100,638	$1,846,364	0.3%
	Westjet Airlines, Ltd.	6,379	118,057	0.0%
*	Westport Innovations, Inc.	3,750	11,672	0.0%
#	Westshore Terminals Investment Corp.	318,149	5,306,538	0.8%
Total Industrials			92,454,314	14.8%

Information Technology — (4.2%)
#*	5N Plus, Inc.	333,314	310,984	0.1%
	Absolute Software Corp.	234,888	1,550,232	0.3%
#*	Avigilon Corp.	161,993	1,817,404	0.3%
	Calian Technologies, Ltd.	20,637	239,734	0.0%
*	Celestica, Inc.	274,921	3,082,244	0.5%
	COM DEV International, Ltd.	450,151	1,948,497	0.3%
	Computer Modelling Group, Ltd.	370,857	3,516,845	0.6%
*	Descartes Systems Group, Inc. (The)	255,838	4,476,578	0.7%
	Enghouse Systems, Ltd.	97,257	4,435,175	0.7%
#	Evertz Technologies, Ltd.	136,281	1,639,416	0.3%
#*	EXFO, Inc.	686	2,188	0.0%
	Mediagrif Interactive Technologies, Inc.	9,626	123,306	0.0%
*	Mitel Networks Corp.	261,961	2,049,449	0.3%
#*	Points International, Ltd.	36,359	375,658	0.1%
#*	Redknee Solutions, Inc.	76,611	212,092	0.0%
#*	Sandvine Corp.	1,036,169	2,123,687	0.3%
#*	Sierra Wireless, Inc.	159,192	3,970,060	0.6%
*	SMART Technologies, Inc. Class A	7,408	3,456	0.0%
*	Solium Capital, Inc.	87,806	511,687	0.1%
	Vecima Networks, Inc.	6,059	51,758	0.0%
	Wi-Lan, Inc.	780,333	1,450,145	0.2%
Total Information Technology			33,890,595	5.4%

Materials — (17.9%)
	Acadian Timber Corp.	30,788	430,646	0.1%
	AirBoss of America Corp.	80,062	1,191,501	0.2%
*	Alacer Gold Corp.	1,475,888	2,866,898	0.5%
	Alamos Gold, Inc. Class A	1,545,462	5,944,994	1.0%
#*	Almaden Minerals, Ltd. Class B	98,343	54,902	0.0%
#*	Almadex Minerals, Ltd.	59,006	8,123	0.0%
#	Altius Minerals Corp.	108,800	1,045,898	0.2%
*	Americas Silver Corp.	978,870	112,290	0.0%
*	Amerigo Resources, Ltd.	553,854	129,187	0.0%
#*	Argonaut Gold, Inc.	645,866	666,809	0.1%
#*	Asanko Gold, Inc.	262,544	447,746	0.1%
*	AuRico Metals, Inc.	679,583	410,577	0.1%
#*	B2Gold Corp.	5,268,073	5,680,623	0.9%
#*	Banro Corp.	14,500	2,883	0.0%
#	Canam Group, Inc. Class A	237,796	2,755,131	0.4%
#	Canexus Corp.	683,986	706,165	0.1%
*	Canfor Corp.	173,500	2,454,688	0.4%
	Canfor Pulp Products, Inc.	206,915	2,153,650	0.4%
#*	Capstone Mining Corp.	2,111,821	1,082,074	0.2%
	Cascades, Inc.	477,193	3,401,223	0.6%
	Centerra Gold, Inc.	999,634	5,626,573	0.9%

5

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	China Gold International Resources Corp., Ltd.	846,660	$1,133,110	0.2%
#*	Claude Resources, Inc.	1,023,200	563,402	0.1%
#*	Copper Mountain Mining Corp.	643,331	255,837	0.0%
*	Detour Gold Corp.	118,790	1,320,898	0.2%
	Dominion Diamond Corp.	487,201	5,152,944	0.8%
#*	Dundee Precious Metals, Inc.	646,222	854,974	0.1%
#*	Eastern Platinum, Ltd.	310,296	177,976	0.0%
*	EcoSynthetix, Inc.	1,500	1,514	0.0%
	Eldorado Gold Corp.	50,500	176,495	0.0%
#*	Endeavour Mining Corp.	2,738,376	1,424,056	0.2%
#*	Endeavour Silver Corp.	536,376	886,030	0.2%
*	Entree Gold, Inc.	26,637	6,977	0.0%
*	Exeter Resource Corp.	70,137	25,210	0.0%
#*	First Majestic Silver Corp.	652,877	2,156,951	0.4%
#*	Fortress Paper, Ltd. Class A	16,706	62,603	0.0%
#*	Fortuna Silver Mines, Inc.	876,406	2,285,519	0.4%
#*	Golden Star Resources, Ltd.	966,462	203,256	0.0%
#*	Great Panther Silver, Ltd.	700,801	391,239	0.1%
*	Guyana Goldfields, Inc.	426,283	1,062,773	0.2%
*	Hanfeng Evergreen, Inc.	45,837	4,536	0.0%
	HudBay Minerals, Inc.	1,398,004	7,259,443	1.2%
#*	IAMGOLD Corp.	2,443,241	4,409,643	0.7%
#*	Imperial Metals Corp.	236,915	1,434,970	0.2%
#*	Interfor Corp.	381,931	3,627,702	0.6%
*	International Tower Hill Mines, Ltd.	186,947	47,180	0.0%
	Intertape Polymer Group, Inc.	324,227	3,639,991	0.6%
#*	Katanga Mining, Ltd.	1,025,162	137,200	0.0%
*	Kinross Gold Corp.	410,219	825,081	0.1%
*	Kirkland Lake Gold, Inc.	461,108	1,957,135	0.3%
#*	Lake Shore Gold Corp.	2,928,516	2,597,949	0.4%
#	Lucara Diamond Corp.	1,384,065	1,746,488	0.3%
	Major Drilling Group International, Inc.	559,212	1,774,801	0.3%
#	Mandalay Resources Corp.	1,149,842	712,276	0.1%
	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	89,354	23,234	0.0%
#*	Nevada Copper Corp.	160,491	119,055	0.0%
	Nevsun Resources, Ltd.	1,171,411	3,502,766	0.6%
*	New Gold, Inc.	2,304,655	5,710,525	0.9%
	Norbord, Inc.	115,280	2,178,472	0.4%
#*	Northern Dynasty Minerals, Ltd.	148,624	62,514	0.0%
#*	Novagold Resources, Inc.	550,799	1,988,201	0.3%
#	OceanaGold Corp.	1,947,816	3,724,029	0.6%
	Osisko Gold Royalties, Ltd.	149,942	1,557,208	0.3%
#	Pan American Silver Corp.	990,673	7,515,659	1.2%
*	Phoscan Chemical Corp.	432,579	94,283	0.0%
#*	Pilot Gold, Inc.	65,895	19,906	0.0%
*	Platinum Group Metals, Ltd.	241,887	58,270	0.0%
#*	Polymet Mining Corp.	613,665	516,237	0.1%
#*	Primero Mining Corp.	1,071,138	2,465,681	0.4%
#*	RB Energy, Inc.	396,013	317	0.0%
*	Richmont Mines, Inc.	231,043	703,236	0.1%
#*	Rubicon Minerals Corp.	491,305	217,924	0.0%

6

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Sabina Gold & Silver Corp.	383,055	$178,697	0.0%
#*	Sandstorm Gold, Ltd.	634,160	1,663,482	0.3%
#*	Seabridge Gold, Inc.	111,235	909,378	0.2%
#*	SEMAFO, Inc.	1,595,446	3,623,795	0.6%
#	Sherritt International Corp.	1,970,361	1,235,619	0.2%
#*	Silver Standard Resources, Inc.	571,298	3,936,521	0.6%
*	St Andrew Goldfields, Ltd.	774,028	204,221	0.0%
	Stella-Jones, Inc.	187,800	6,911,086	1.1%
#*	Stornoway Diamond Corp.	297,297	154,605	0.0%
	Tahoe Resources, Inc.	27,066	226,033	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	105,167	0.0%
#*	Taseko Mines, Ltd.	960,266	484,686	0.1%
#*	Tembec, Inc.	403,476	357,932	0.1%
*	Teranga Gold Corp.	1,849,263	763,691	0.1%
#*	Thompson Creek Metals Co., Inc.	1,092,468	526,350	0.1%
*	Timminco, Ltd.	69,822	115	0.0%
*	Timmins Gold Corp.	910,674	188,041	0.0%
*	Wesdome Gold Mines, Ltd.	314,464	245,299	0.0%
#	Western Forest Products, Inc.	2,201,509	3,249,398	0.5%
	Winpak, Ltd.	111,223	3,360,677	0.5%
	Yamana Gold, Inc.	102,332	223,822	0.0%
Total Materials			144,494,872	23.2%

Telecommunication Services — (0.5%)
#	Axia NetMedia Corp.	185,467	436,860	0.1%
#	Manitoba Telecom Services, Inc.	161,284	3,543,660	0.5%
Total Telecommunication Services			3,980,520	0.6%

Utilities — (5.8%)
	Algonquin Power & Utilities Corp.	1,054,815	8,139,403	1.3%
#*	Alterra Power Corp.	1,104,421	418,085	0.1%
#	Boralex, Inc. Class A	167,168	1,779,580	0.3%
	Capital Power Corp.	523,509	7,522,740	1.2%
	Capstone Infrastructure Corp.	555,800	1,360,171	0.2%
#	Innergex Renewable Energy, Inc.	512,927	4,150,174	0.7%
#	Just Energy Group, Inc.	727,176	5,344,265	0.9%
#*	Maxim Power Corp.	92,234	204,557	0.0%
#	Northland Power, Inc.	536,896	6,939,081	1.1%
#	Superior Plus Corp.	689,743	5,633,569	0.9%
#	TransAlta Corp.	175,385	818,177	0.1%
#	TransAlta Renewables, Inc.	126,046	973,589	0.2%

7

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Valener, Inc.	263,746	$3,394,651	0.5%
Total Utilities		46,678,042	7.5%
TOTAL COMMON STOCKS		621,407,303	99.7%

		Value†
SECURITIES LENDING COLLATERAL — (23.1%)
§@ DFA Short Term Investment Fund	16,142,002	186,762,963	30.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,175,564,629)		$808,170,266	129.7%

8

The Canadian Small Company Series
continued

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,921,436	—	—	$75,921,436
Consumer Staples	28,746,796	—	—	28,746,796
Energy	128,044,019	$9	—	128,044,028
Financials	57,054,772	—	—	57,054,772
Health Care	10,135,001	6,927	—	10,141,928
Industrials	92,454,314	—	—	92,454,314
Information Technology	33,890,595	—	—	33,890,595
Materials	144,490,019	4,853	—	144,494,872
Telecommunication Services	3,980,520	—	—	3,980,520
Utilities	46,678,042	—	—	46,678,042
Securities Lending Collateral	—	186,762,963	—	186,762,963
TOTAL	$621,395,514	$186,774,752	—	$808,170,266

9

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 7, 2016

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 7, 2016